UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number 811-08648
                                                     ---------

                                 WT Mutual Fund
      -------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                              1100 N. Market Street
                              Wilmington, DE 19890
      -------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                  Neil Wolfson
                              1100 N. Market Street
                              Wilmington, DE 19890
      -------------------------------------------------------------------
                     (Name and address of agent for service)

        registrant's telephone number, including area code: 800-254-3948
                                                            ------------

                        Date of fiscal year end: June 30
                                                 -------

                   Date of reporting period: December 31, 2006
                                             -----------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.


                                                                      WILMINGTON
                                                                           FUNDS

--------------------------------------------------------------------------------
MONEY MARKET FUNDS
--------------------------------------------------------------------------------

               o   PRIME MONEY MARKET

               o   U.S. GOVERNMENT MONEY MARKET

               o   TAX-EXEMPT MONEY MARKET


                                   SEMI ANNUAL
                                December 31, 2006

WILMINGTON FUNDS -- MONEY MARKET FUNDS
--------------------------------------
    PRESIDENT'S MESSAGE
--------------------------------------------------------------------------------

DEAR SHAREHOLDER:

      Over the last six months of 2006 the economy was dominated by the economic environment left behind in the wake of 17 increases in the Federal Funds rate by the Federal Reserve's Open Market Committee (the "Federal Reserve" or "Fed"). Those interest rate changes had pushed overnight interest rates from 1.00% to 5.25%. With the Federal Reserve holding the line, the bond market performed very well over the past six months. The Lehman Government Credit Index added nearly 5% erasing the loss posted during the first six months of 2006.

      The bond market's good fortune was largely attributable to three major factors. First, the Federal Reserve paused after seventeen consecutive meetings where overnight rates had been increased. Second, the economy began giving mixed signals that economic growth was slowing and finally, inflation pressures seemed to relax as commodity prices retreated.

      The Fed made it clear that they were largely "data dependent" and that future rate actions would be the result of trends in the underlying flow of financial information. Of note, however, is that each of the meetings during the six month period did not produce unanimous decisions. Governor Jeffrey Lacker of the Richmond Fed dissented believing that rates should be pushed higher to thwart inflation.

      With the Federal Reserve shifting its focus to the stream of incoming data, the landscape during the period from July to September began showing a very mixed picture which largely depended upon where one stood relative to the housing market. Housing starts continued to free-fall during the third quarter reaching an annual pace of just 1.66 million, down from 2.27 million at the start of the year. Housing affordability declined largely reflecting the increase in mortgage rates experienced during the first half of 2006. The average price of an existing home sold declined for the first time on a year-over-year basis in eleven years. Behind all of this was a growing inventory of unsold homes. No matter how you looked at it, the housing market offered few positive stories.

      Outside of housing, the scene was considerably brighter. Employment growth held steady even though the absolute levels were not spectacular. GDP growth for the second quarter was up 2.6% also reflecting solid if not abundant activity. Oil prices broke down, sending prices at the gas pumps down dramatically in September. While residential real estate was having a difficult time, commercial real estate was enjoying a period of significant growth as shown by the FTSE-NAREIT Index which was up 9% in the three months ended August 31. Surveys of consumer attitudes and business activity were generally positive although the Philadelphia Fed Survey, released late in the third quarter, broke ranks with a reading below 0 indicating contraction.

      The yield curve inverted (3-Month T-Bill yield exceeding 10-Year Treasury yield) in the middle of July and reached a differential of as much as 38 basis points by late September. This situation often is considered a major recession warning sign. Bank lending operations become much less profitable prompting a slowing in credit expansion which ultimately causes economic activity to decline. However, the Federal Reserve has been studying the issue, releasing working papers indicating that the level of inversion and the absolute level of rates are both key ingredients. By historic standards, the absolute level of rates remains fairly low mitigating some of the danger that a recession will develop.

WILMINGTON FUNDS -- MONEY MARKET FUNDS
--------------------------------------
    PRESIDENT'S MESSAGE -- CONTINUED
--------------------------------------------------------------------------------

      Yields during the last quarter of the year actually moved slightly higher. For much of the quarter, the markets confronted a growing chasm between the views of the Fed and the price action of the capital markets. The Fed contended that the current slow down in the economy would not last while others looked at the declines in housing and manufacturing as the beginning of a period of sustained weakness that would necessitate aggressive rate cutting by the Fed. The market was guided by the latter view for the first two months of the quarter but economic data throughout December seemed to support the Fed's case and yield levels retreated from the quarter's lows. At the end of the quarter, yields on 2-Year Treasury Notes were 13 basis points higher than they were at the start while 10-Year Treasury Notes yielded 4.71%, an 8 basis point increase. The money market yield curve remains flat with a ten basis point spread between one month and one year Libor. With the U.S. economy showing good resilience and the market scaling back expectation of rate cuts, we do not expect much movement in the short-end of the curve through the first half of 2007.

      For the six-month period ended December 31, 2006, a comparison of the performance of the Wilmington Prime Money Market, Wilmington U.S. Government Money Market and Wilmington Tax-Exempt Money Market Funds versus their respective Lipper peer group average return is presented below:

                                                                                FOR THE SIX-MONTH
                                                                                  PERIOD ENDED
                                                                                DECEMBER 31, 2006
                                                                                -----------------
WILMINGTON PRIME MONEY MARKET FUND -- INSTITUTIONAL SHARES .................           2.51%
WILMINGTON PRIME MONEY MARKET FUND -- SERVICE SHARES........................           2.38%
WILMINGTON PRIME MONEY MARKET FUND -- W SHARES 1 ...........................           1.20%
Lipper Money Market Funds ..................................................           2.25%

WILMINGTON U.S. GOVERNMENT MONEY MARKET FUND -- INSTITUTIONAL SHARES .......           2.44%
WILMINGTON U.S. GOVERNMENT MONEY MARKET FUND -- SERVICE SHARES .............           2.32%
WILMINGTON U.S. GOVERNMENT MONEY MARKET FUND -- W SHARES 1 .................           1.16%
Lipper U.S. Government Money Market Funds...................................           2.29%

WILMINGTON TAX-EXEMPT MONEY MARKET FUND -- INSTITUTIONAL SHARES ............           1.55%
WILMINGTON TAX-EXEMPT MONEY MARKET FUND -- W SHARES 2 ......................           1.45%
Lipper Tax-Exempt Money Market Funds .......................................           1.45%

Source: Lipper

1 The return shown for the W Shares is for the period October 2, 2006, commencement of operations, through December 31, 2006.

2     Formerly, Service Shares

WILMINGTON FUNDS -- MONEY MARKET FUNDS
--------------------------------------
    PRESIDENT'S MESSAGE -- CONTINUED
--------------------------------------------------------------------------------

______________

PERFORMANCE QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN WILL FLUCTUATE. SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR
HIGHER THAN THAT SHOWN HERE. PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END IS AVAILABLE BY CALLING 800-336-9970.

INVESTMENTS IN THE FUNDS ARE NOT INSURED BY THE FDIC OR ANY OTHER GOVERNMENTAL AGENCY, ARE NOT DEPOSITS OF OR OTHER OBLIGATIONS OF OR GUARANTEED BY WILMINGTON TRUST OR ANY OTHER BANK OR ENTITY, AND ARE SUBJECT TO RISKS. ALTHOUGH THE FUNDS SEEK TO PRESERVE THE VALUE OF THEIR SHAREHOLDERS' INVESTMENTS AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THESE FUNDS.

THE PERFORMANCE SHOWN IN THE CHART DOES NOT REFLECT THE DEDUCTION OF TAXES THE SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR REDEMPTION OF FUND SHARES.

We invite your comments and questions and thank you for your investment in the Wilmington Money Market Funds. We look forward to reviewing our investment results with you in our next report to shareholders.

                                   Sincerely,

                                   /s/Neil Wolfson

                                   Neil Wolfson
                                   President

January 24, 2007

WILMINGTON FUNDS -- MONEY MARKET FUNDS
--------------------------------------
    EXPENSE DISCLOSURE (UNAUDITED)
--------------------------------------------------------------------------------

DISCLOSURE OF FUND EXPENSES

The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of a Fund, you incur ongoing costs, including management fees and other Fund expenses. A Fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Tables below illustrate your Fund's costs in two ways.

      o ACTUAL FUND RETURN. The first line of each table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during the periods.

      o HYPOTHETICAL 5% RETURN. The second line of each table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees, if any. Therefore, the second line of each table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The "Annualized Expense Ratio" reflects the actual expenses for the period indicated.

WILMINGTON FUNDS -- MONEY MARKET FUNDS
--------------------------------------
    EXPENSE DISCLOSURE (UNAUDITED) -- CONTINUED
--------------------------------------------------------------------------------

FOR THE PERIOD JULY 1, 2006 TO DECEMBER 31, 2006

EXPENSE TABLES

                                                             BEGINNING      ENDING                     EXPENSES
                                                              ACCOUNT       ACCOUNT     ANNUALIZED       PAID
                                                               VALUE         VALUE       EXPENSE        DURING
                                                              7/01/06      12/31/06       RATIO         PERIOD*
                                                            -----------   ----------   ------------   -----------
PRIME MONEY MARKET FUND -- INSTITUTIONAL SHARES
Actual Fund Return ......................................     $1,000.00    $1,025.10       0.42%         $2.14
Hypothetical 5% Return Before Expenses ..................      1,000.00     1,023.09       0.42%          2.14

PRIME MONEY MARKET FUND -- SERVICE SHARES
Actual Fund Return ......................................     $1,000.00    $1,023.80       0.67%         $3.42
Hypothetical 5% Return Before Expenses ..................      1,000.00     1,021.83       0.67%          3.41

PRIME MONEY MARKET FUND -- W SHARES 1
Actual Fund Return ......................................     $1,000.00    $1,012.00       0.57%         $1.43
Hypothetical 5% Return Before Expenses ..................      1,000.00     1,022.33       0.57%          2.91

U.S. GOVERNMENT MONEY MARKET FUND -- INSTITUTIONAL SHARES
Actual Fund Return ......................................     $1,000.00    $1,024.40       0.50%         $2.55
Hypothetical 5% Return Before Expenses ..................      1,000.00     1,022.69       0.50%          2.55

U.S. GOVERNMENT MONEY MARKET FUND -- SERVICE SHARES
Actual Fund Return ......................................     $1,000.00    $1,023.20       0.75%         $3.82
Hypothetical 5% Return Before Expenses ..................      1,000.00     1,021.43       0.75%          3.82

U.S. GOVERNMENT MONEY MARKET FUND -- W SHARES 1
Actual Fund Return ......................................     $1,000.00    $1,011.60       0.65%         $1.63
Hypothetical 5% Return Before Expenses ..................      1,000.00     1,021.93       0.65%          3.31

TAX-EXEMPT MONEY MARKET FUND -- INSTITUTIONAL SHARES
Actual Fund Return ......................................     $1,000.00    $1,015.50       0.56%         $2.84
Hypothetical 5% Return Before Expenses ..................      1,000.00     1,022.38       0.56%          2.85

TAX-EXEMPT MONEY MARKET FUND -- W SHARES 2
Actual Fund Return ......................................     $1,000.00    $1,014.50       0.73%         $3.71
Hypothetical 5% Return Before Expenses ..................      1,000.00     1,021.53       0.73%          3.72

WILMINGTON FUNDS -- MONEY MARKET FUNDS
--------------------------------------
    EXPENSE DISCLOSURE (UNAUDITED) -- CONTINUED
--------------------------------------------------------------------------------

Effective September 12, 2006, the Board of Trustees reduced the annual fee payable under the shareholder servicing plan and changed the name of the Service Shares on the Tax-Exempt Money Market Fund to W Shares (see Note 3 of NOTES TO FINANCIAL STATEMENTS). Had the W Shares of the Tax-Exempt Money Market Fund not incurred the higher shareholder servicing fee during the entire period, the expense ratio for the period is estimated to have been 0.69%. Had this change in expenses been in place as of July 1, 2006, the Fund's expense analysis would have been as follows:

                                                             BEGINNING      ENDING                     EXPENSES
                                                              ACCOUNT       ACCOUNT     ANNUALIZED       PAID
                                                               VALUE         VALUE       EXPENSE        DURING
                                                              7/01/06      12/31/06       RATIO         PERIOD*
                                                            -----------   ----------   ------------   ----------
TAX-EXEMPT MONEY MARKET FUND -- W SHARES 2
Actual Fund Return ......................................     $1,000.00    $1,014.50       0.69%         $3.50
Hypothetical 5% Return Before Expenses ..................      1,000.00     1,021.73       0.69%          3.52

______________

* Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

1 The W Shares of the Prime Money Market and U.S. Government Money Market Funds commenced operations on October 2, 2006. For the purposes of the "Hypothetical 5% Return," the annualized expense ratio was applied to the period July 1, 2006 through December 31, 2006. The "Actual Fund Return" information reflects the performance and expenses since inception.

2 Formerly, Service Shares. Service Shares were redesignated as W Shares effective September 12, 2006.

WILMINGTON FUNDS -- MONEY MARKET FUNDS
--------------------------------------
    DISCLOSURE OF PORTFOLIO HOLDINGS (UNAUDITED)
--------------------------------------------------------------------------------

PORTFOLIO HOLDINGS

DECEMBER 31, 2006

The following tables present a summary of the portfolio holdings of each of the Wilmington Money Market Funds as a percent of its total investments.

              PRIME MONEY MARKET FUND
              Certificates of Deposit ................     46.7%
              Commercial Paper .......................     26.6%
              Repurchase Agreements ..................     17.4%
              Bank Notes .............................      6.1%
              U.S. Agency Obligations ................      3.2%
                                                          -----
                                                          100.0%
                                                          =====

              U.S. GOVERNMENT MONEY MARKET FUND
              Repurchase Agreements ..................     76.3%
              U.S. Agency Obligations ................     23.7%
                                                          -----
                                                          100.0%
                                                          =====

              TAX-EXEMPT MONEY MARKET FUND
              Municipal Bonds
                 Texas ...............................     23.2%
                 Florida .............................     10.7%
                 Illinois ............................      7.9%
                 Georgia .............................      6.7%
                 Pennsylvania ........................      6.7%
                 Tennessee ...........................      5.4%
                 Nevada ..............................      5.3%
                 Utah ................................      4.3%
                 Wisconsin ...........................      4.0%
                 Missouri ............................      3.2%
                 Massachusetts .......................      3.1%
                 All Other ...........................     19.5%
                                                          -----
                                                          100.0%
                                                          =====

DISCLOSURE OF PORTFOLIO HOLDINGS

The Trust files a complete schedule of investments with the SEC for its first and third fiscal quarters on Form N-Q. Form N-Q is available without charge by visiting the SEC's website at http://www.sec.gov, or it may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

WILMINGTON FUNDS -- MONEY MARKET FUNDS / PRIME MONEY MARKET FUND
----------------------------------------------------------------
    INVESTMENTS / DECEMBER 31, 2006 (UNAUDITED)

    (Showing Percentage of Total Investments)
--------------------------------------------------------------------------------

                                                                                   MOODY'S/S&P      PRINCIPAL          VALUE
                                                                                    RATINGS 1         AMOUNT          (NOTE 2)
                                                                                  -------------   --------------   --------------
BANK NOTES -- 6.1%
     BankAmerica Corp., 5.29%, 02/12/07 .......................................     P-1, A-1+     $  125,000,000   $  125,000,000
     Harris Trust & Savings Bank, 5.32%, 01/19/07 .............................     P-1, A-1+         68,500,000       68,500,000
                                                                                                                   --------------
    TOTAL BANK NOTES (COST $193,500,000) .......................................................................      193,500,000
                                                                                                                   --------------

CERTIFICATES OF DEPOSIT -- 46.7%
  FOREIGN BANKS, FOREIGN CENTERS -- 12.7%
     Credit Agricole Indo Suez, 5.32%, 01/23/07 ...............................     P-1, A-1+        100,000,000       99,999,409
     Landesbank Baden-Wuerttemberg, 5.30%, 03/08/07 ...........................     P-1, A-1         100,000,000      100,000,000
     Royal Bank of Scotland, PLC, 5.31%, 03/15/07 .............................     P-1, A-1+        100,000,000      100,000,000
     Societe Generale, 5.32%, 02/06/07 ........................................     P-1, A-1+        100,000,000      100,000,000
                                                                                                                   --------------
                                                                                                                      399,999,409
                                                                                                                   --------------

  FOREIGN BANKS, U.S. BRANCHES -- 27.7%
     ABN-Amro Bank, 5.35%, 12/11/07 ...........................................     P-1, A-1+         25,000,000       25,000,000
     ABN-Amro Bank, 5.36%, 01/11/07 ...........................................     P-1, A-1+        100,000,000      100,000,218
     Barclays Bank, PLC, 5.30%, 03/06/07 ......................................     P-1, A-1+        125,000,000      125,000,000
     Bayerische Landesbank, 5.31%, 03/12/07 ...................................     P-1, A-1+        100,000,000      100,000,932
     BNP Paribas, 5.33%, 03/16/07 .............................................     P-1, A-1+         50,000,000       50,000,000
     Credit Suisse First Boston, 5.26%, 01/05/07 ..............................     P-1, A-1+         54,125,000       54,109,183
     Lloyds Bank, PLC, 5.29%, 02/07/07 ........................................     P-1, A-1+        125,000,000      125,000,000
     Royal Bank of Canada, 5.31%, 02/20/07 ....................................     P-1, A-1+        100,000,000      100,000,000
     Toronto Dominion, 5.31%, 03/20/07 ........................................     P-1, A-1          95,000,000       95,001,513
     Unicredito Italiano, New York, 5.33%, 03/20/07 ...........................     P-1, A-1         100,000,000      100,002,847
                                                                                                                   --------------
                                                                                                                      874,114,693
                                                                                                                   --------------

  U.S. BANKS, U.S. BRANCHES -- 6.3%
     Citibank N.A., 5.32%, 01/15/07 ...........................................     P-1, A-1+        100,000,000      100,000,000
     Marshall & Ilsley Corp, 5.31%, 01/10/07 ..................................     P-1, A-1         100,000,000      100,000,000
                                                                                                                   --------------
                                                                                                                      200,000,000
                                                                                                                   --------------
    TOTAL CERTIFICATES OF DEPOSIT (COST $1,474,114,102) ........................................................    1,474,114,102
                                                                                                                   --------------

COMMERCIAL PAPER -- 26.6%
  BANKS -- 9.5%
     Depfa Bank, 5.32%, 01/16/07* .............................................     P-1, A-1+        100,000,000       99,810,597
     HBOS Treasury Services, 5.32%, 01/08/07* .................................     P-1, A-1+        100,000,000       99,927,222
     Svenska Handelsbanken, 5.24%, 02/28/07 ...................................     P-1, A-1+        100,000,000       99,185,667
                                                                                                                   --------------
                                                                                                                      298,923,486
                                                                                                                   --------------

  ELECTRIC, GAS, WATER, & UTILITIES -- 1.3%
     Florida Power & Light, 5.32%, 01/10/07* ..................................     P-1, A-1          40,000,000       39,958,778
                                                                                                                   --------------

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- MONEY MARKET FUNDS / PRIME MONEY MARKET FUND
----------------------------------------------------------------
    INVESTMENTS / DECEMBER 31, 2006 (UNAUDITED) -- CONTINUED

--------------------------------------------------------------------------------

                                                                                   MOODY'S/S&P      PRINCIPAL          VALUE
                                                                                    RATINGS 1         AMOUNT          (NOTE 2)
                                                                                  -------------   --------------   --------------
 FINANCE & INSURANCE -- 10.2%
   Bear Stearns Cos., Inc., 5.30%, 02/09/07* ..................................     P-1, A-1      $  100,000,000   $   99,460,417
   General Electric Capital Corp., 5.31%, 02/06/07* ...........................     P-1, A-1+        125,000,000      124,121,341
   HSBC Finance, 5.32%, 03/27/07* .............................................     P-1, A-1         100,000,000       98,789,583
                                                                                                                   --------------
                                                                                                                      322,371,341
                                                                                                                   --------------
 INFORMATION TECHNOLOGY -- 2.4%
   Hewlett Packard Co., 5.29%, 01/19/07* ......................................     P-1, A-1          75,600,000       75,423,264
                                                                                                                   --------------
 TRANSPORTATION -- 3.2%
   Toyota Motor Credit Corp., 5.32%, 02/28/07* ................................     P-1, A-1+         50,000,000       49,601,778
   Toyota Motor Credit Corp., 5.32%, 03/01/07* ................................     P-1, A-1+         50,000,000       49,594,666
                                                                                                                   --------------
                                                                                                                       99,196,444
                                                                                                                   --------------
    TOTAL COMMERCIAL PAPER (COST $835,873,313) .................................................................      835,873,313
                                                                                                                   --------------
U.S. AGENCY OBLIGATIONS -- 3.2%
  FEDERAL HOME LOAN BANKS NOTES -- 3.2%
     Federal Home Loan Banks Notes, 5.30%, 12/05/07 ...........................     Aaa, AAA         100,000,000      100,000,000
                                                                                                                   --------------
    TOTAL U.S. AGENCY OBLIGATIONS (COST $100,000,000) ..........................................................      100,000,000
                                                                                                                   --------------
REPURCHASE AGREEMENTS -- 17.4%
     With BankAmerica: at 5.30%, dated 12/29/06, to be repurchased on 01/03/07, repurchase price $156,944,644 (collateralized by Federal National
        Mortgage Association Notes, par value $162,705,433, 5.500%, 11/01/21,
        with a total market value $161,534,077) ...............................................      156,829,200      156,829,200
     With Bear Stearns Cos.: at 5.30%, dated 12/29/06, to be repurchased on 01/03/07, repurchase price $256,188,444 (collateralized by various
        Federal  National Mortgage Association Notes, ranging in par value
        $35,405,000-$148,984,343, 4.500%-6.000%, 09/01/18-11/01/34; with a
        total market value $262,649,387) ......................................................      256,000,000      256,000,000
     With Paine Webber: at 5.29%, dated 12/29/06, to be repurchased on 01/03/07, repurchase price $135,099,188 (collateralized by various
        Federal National Mortgage Association Notes, ranging in par value
        $6,955,000-$17,681,458, with variable coupon rates, 09/01/11-03/01/36 and various Federal Home Loan Mortgage Corporation Notes, ranging in par value $12,513,797-$17,341,327, with variable coupon rates,
        04/01/24-05/01/36; with a total market value $139,053,286) ............................      135,000,000      135,000,000
                                                                                                                   --------------
    TOTAL REPURCHASE AGREEMENTS (COST $547,829,200) ............................................................      547,829,200
                                                                                                                   --------------
  TOTAL INVESTMENTS -- 100.0% (COST $3,151,316,615)+ -- 100.0% .................................................   $3,151,316,615
                                                                                                                   ==============

____________

1     The ratings shown are unaudited.

* Discount Commercial Paper. The interest rate shown is the yield at time of purchase.

+     Cost for Federal income tax purposes.

    The accompanying notes are an integral part of the financial statements.

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--------------------------------------------------------------------------
    INVESTMENTS / DECEMBER 31, 2006 (UNAUDITED)

    (Showing Percentage of Total Investments)
--------------------------------------------------------------------------------

                                                                                                    PRINCIPAL          VALUE
                                                                                                      AMOUNT          (NOTE 2)
                                                                                                  --------------   --------------
U.S. AGENCY OBLIGATIONS -- 23.7%
   FEDERAL FARM CREDIT BANKS -- 2.7%
     Federal Farm Credit Banks Notes, 5.22%, 07/02/07* ........................................   $   25,000,000   $   24,998,184
                                                                                                                   --------------
   FEDERAL HOME LOAN BANKS NOTES -- 8.0%
     Federal Home Loan Banks Notes, 5.30%, 12/05/07 ...........................................       50,000,000       50,000,000
     Federal Home Loan Banks Notes, 5.35%, 12/07/07 ...........................................       25,000,000       24,996,445
                                                                                                                   --------------
                                                                                                                       74,996,445
                                                                                                                   --------------
   FEDERAL HOME LOAN MORTGAGE CORPORATION NOTES -- 5.2%
     Federal Home Loan Mortgage Corporation Notes, 4.80%, 02/12/07 ............................       23,900,000       23,900,000
     Federal Home Loan Mortgage Corporation Notes, 5.36%, 11/20/07 ............................       25,000,000       25,000,000
                                                                                                                   --------------
                                                                                                                       48,900,000
                                                                                                                   --------------
   FEDERAL NATIONAL MORTGAGE ASSOCIATION NOTES -- 7.8%
     Federal National Mortgage Association Notes, 3.00%, 01/12/07 .............................       36,750,000       36,720,713
     Federal National Mortgage Association Notes, 3.55%, 01/12/07 .............................       36,740,000       36,724,570
                                                                                                                   --------------
                                                                                                                       73,445,283
                                                                                                                   --------------
    TOTAL U.S. AGENCY OBLIGATIONS (COST $222,339,912) ..........................................................      222,339,912
                                                                                                                   --------------

REPURCHASE AGREEMENTS -- 76.3%
     With BankAmerica: at 5.30%, dated 12/29/06, to be repurchased on 01/03/07, repurchase price $245,365,684 (collateralized by
        Federal National Mortgage Association Notes, par value
        $403,801,134, 5.500%, 07/01/34, with a total market value $252,540,756) ...............      245,185,200      245,185,200
     With Bear Stearns Cos.: at 5.30%, dated 12/29/06, to be repurchased on 01/03/07, repurchase price $230,169,306 (collateralized by various
        Federal National Mortgage Association Notes, ranging in par value
        $21,205,000-$111,587,226, 4.500%-5.500%, 03/01/20-12/01/36 and various
        Federal Home Loan Mortgage Corporation Notes, ranging in par value
        $3,879,889-$110,023,252, 5.000%-7.000%, 10/01/36-01/01/37; with a
        total market value $236,902,835) ......................................................      230,000,000      230,000,000
     With Paine Webber: at 5.29%, dated 12/29/06, to be repurchased on
        01/03/07, repurchase price $242,177,803 (collateralized by various
        Federal National Mortgage Association Notes, ranging in par value
        $3,948,792-$16,629,359, with variable coupon rates,  07/01/19-06/01/40 and various Federal Home Loan Mortgage Corporation Notes, ranging in par value $4,120,000-$16,547,489, with variable coupon rates,
        03/01/25-09/01/36; with a total market value $249,264,710) ............................      242,000,000      242,000,000
                                                                                                                   --------------
    TOTAL REPURCHASE AGREEMENTS (COST $717,185,200) ............................................................      717,185,200
                                                                                                                   --------------
  TOTAL INVESTMENTS -- 100.0% (COST $939,525,112)+ -- 100.0% ...................................................   $  939,525,112
                                                                                                                   ==============

____________

* Denotes a Variable or Floating Rate Note. Variable or Floating Rate Notes are instruments whose rates change periodically. The rates shown are the interest rates as of December 31, 2006. The dates shown are the next dates the interest rates on the instruments are scheduled to be reset.

+     Cost for Federal income tax purposes.

    The accompanying notes are an integral part of the financial statements.

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---------------------------------------------------------------------
    INVESTMENTS / DECEMBER 31, 2006 (UNAUDITED)

    (Showing Percentage of Total Investments)
--------------------------------------------------------------------------------

                                                                                   MOODY'S/S&P      PRINCIPAL          VALUE
                                                                                    RATINGS 1         AMOUNT          (NOTE 2)
                                                                                  -------------   --------------   --------------
MUNICIPAL BONDS -- 100.0%
  ALASKA -- 2.9%
     Valdez, AK Marine Terminal Rev. Ref. VRDB Proj.
      C, 3.97%, 01/02/07* .....................................................     P-1, A-1+     $    3,765,000   $    3,765,000
     Valdez, AK Marine Terminal Rev. Ref. VRDB
      (BP Pipelines, Inc. Project) Ser. 2003A, 3.97%, 01/02/07* ...............   VMIG-1, A-1+         6,270,000        6,270,000
     Valdez, AK Marine Terminal Rev. Ref. VRDB
      (BP Pipelines, Inc. Project), Ser. 2003B, 3.97%, 01/02/07* ..............   VMIG-1, A-1+         3,000,000        3,000,000
                                                                                                                   --------------
                                                                                                                       13,035,000
                                                                                                                   --------------
  ARIZONA -- 1.7%
     Salt River Project AZ Agriculture Imp. & Power Dist. TECP,
      Ser. B, 3.52%, 02/06/07 .................................................     P-1, A-1+          7,400,000        7,400,000
                                                                                                                   --------------
  COLORADO -- 0.6%
     Colorado Educ. & Cultural Fac. Auth. Rev. Demand Bonds,
      LOC Bank of America, 4.00%, 01/02/07* ...................................      P-1, NR           2,500,000        2,500,000
                                                                                                                   --------------
  DELAWARE -- 2.1%
     Delaware Economic Dev. Auth. VRDB (St. Andrews School Proj.),
      Ser. 2003, 3.90%, 01/04/07* .............................................   VMIG-1, A-1+         9,400,000        9,400,000
                                                                                                                   --------------
  FLORIDA -- 10.7%
     City of Jacksonville FL PCRB (Florida Power & Light Co. Proj.),
      3.59%, 02/07/07 .........................................................     P-1, A-1          13,700,000       13,700,000
     City of Jacksonville, FL TECP, Ser. A, 3.53%, 04/09/07 ...................     P-1, A-1+         12,545,000       12,545,000
     City of Jacksonville, FL VRDB (Electric System Subordinated
      Revenue Bond 2001), 3.60%, 03/06/07* ....................................    VMIG-1, A-1        10,000,000       10,000,000
     Orange County, FL Health Fac. Auth. Ref. Rev. Bonds
      (Pooled Hospital Loan Prog.) Ser. 1985, 3.65%, 03/22/07 .................   VMIG-1, A-1+         5,200,000        5,200,000
     Orange County, FL Housing Fin. Auth. Multi-Family Housing Ref.
      Rev. VRDB (Post Fountains at Lee Vista Project), FNMA Gtd.,
      Ser. 1997E, 3.92%, 01/05/07* ............................................     NR, A-1+           4,235,000        4,235,000
     St. Lucie County, FL PCRB VRDB (Florida Power & Light Co.
      Project), Ser. 2000, 4.01%, 01/02/07* ...................................    VMIG-1, A-1         2,500,000        2,500,000
                                                                                                                   --------------
                                                                                                                       48,180,000
                                                                                                                   --------------
GEORGIA -- 6.7%
     Burke County, GA Development Auth. PCRB,
      3.56%, 02/22/07 .........................................................   VMIG-1, A-1+         5,000,000        5,000,000
     Clayton County, GA Hosp. Auth. Rev. Ant. Cert. VRDB
      (Southern Regional Medical Center Proj.), LOC SunTrust Bank,
      Ser. 1998B, 3.92%, 01/05/07* ............................................      Aa, NR            3,570,000        3,570,000
     Columbus, GA Hosp. Auth. Rev. VRDB (St. Francis Hospital, Inc.
      Proj.), LOC SunTrust Bank, Ser. 1997, 3.92%, 01/05/07* ..................      Aa, NR            1,400,000        1,400,000

    The accompanying notes are an integral part of the financial statements.

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---------------------------------------------------------------------
    INVESTMENTS / DECEMBER 31, 2006 (UNAUDITED) -- CONTINUED

--------------------------------------------------------------------------------

                                                                                   MOODY'S/S&P      PRINCIPAL          VALUE
                                                                                    RATINGS 1         AMOUNT          (NOTE 2)
                                                                                  -------------   --------------   --------------
  GEORGIA (CONTINUED)
     Columbus, GA Hosp. Auth. Rev. VRDB (St. Francis Hospital, Inc.
      Proj.), LOC SunTrust Bank, Ser. 2000, 3.92%, 01/05/07* ..................    VMIG-1, NR     $    3,800,000   $    3,800,000
     Floyd County, GA Dev. Auth. Rev. VRDB (Berry College, Inc.
      Proj.), LOC Sun Trust Bank, Ser. 1999, 3.92%, 01/05/07* .................      Aa2, NR           3,300,000        3,300,000
     Fulton County, GA Dev. Auth. Rev. VRDB (Arthritis Foundation,
      Inc. Proj.), LOC SunTrust Bank, Ser. 1996, 3.92%, 01/05/07* .............      Aa, NR              800,000          800,000
     Fulton County, GA Dev. Auth. Rev. VRDB (Trinity School, Inc.
      Proj.), LOC SunTrust Bank, Ser. 2000, 3.92%, 01/05/07* ..................    VMIG-1, NR          5,700,000        5,700,000
     Gwinnett County, GA Dev. Auth. Rev. VRDB, (Wesleyan School,
      Inc. Proj.), LOC SunTrust Bank, Ser. 1999, 3.92%, 01/05/07* .............      AA2, NR           4,700,000        4,700,000
     Heard County, GA PCRB VRDB (Georgia Power Co. Plant
      Wansley Proj.), Ser. 1996, 4.04%, 01/02/07* .............................    VMIG-1, A-1         2,000,000        2,000,000
                                                                                                                   --------------
                                                                                                                       30,270,000
                                                                                                                   --------------
  ILLINOIS -- 7.9%
     Illinois Dev. Fin. Auth. Rev. VRDB (Goodman Theatre Proj.),
      LOC Banc One N.A./Northern Trust, Ser. 1999,
      3.95%, 01/05/07* ........................................................     NR, A-1+          13,400,000       13,400,000
     Illinois Dev. Fin. Auth. Rev. VRDB (Radiological Society Proj.),
      LOC American NB & T, Ser. 1997, 3.98%, 01/05/07* ........................     NR, A-1+           1,870,000        1,870,000
     Illinois Educ. Fac. Auth. Rev. VRDB (ACI / Cultural Pooled
      Financing Proj.), LOC American NB & T, Ser. 1998,
      3.97%, 01/05/07* ........................................................     NR, A-1+           6,325,000        6,325,000
     Illinois Health Fac. Auth. TECP (Evanston Hospital Corp.) Ser.
      1995, 3.55%, 01/25/07 ...................................................    VMIG-1, NR          4,000,000        4,000,000
     Illinois Health Fac. Auth. TECP (Evanston Hospital Corp.) Ser.
      1995, 3.60%, 01/18/07 ...................................................   VMIG-1, A-1+        10,000,000       10,000,000
                                                                                                                   --------------
                                                                                                                       35,595,000
                                                                                                                   --------------
  KANSAS -- 1.1%
     Wamego, KS PCRB VRDB (Utilicorp United, Inc. Proj.),
      LOC Citibank NA, Ser. 1996, 3.97%, 01/05/07* ............................     P-1, A-1+          5,000,000        5,000,000
                                                                                                                   --------------
  KENTUCKY -- 0.8%
     County of Breckinridge, KY Lease Prog. VRDB (Kentucky Assoc.
      of Counties Leasing Trust), LOC U.S. Bank NA, Ser.
      2002A, 4.00%, 01/02/07* .................................................    VMIG-1, NR          3,440,000        3,440,000
                                                                                                                   --------------
  MARYLAND -- 1.9%
     Maryland Health & Higher Educ. Fac. Auth.
      (Johns Hopkins University) Ser. A, 3.55%, 03/07/07 ......................     P-1, A-1+          2,713,000        2,713,000
     Montgomery County, MD Ind. Dev. Auth. TECP,
      3.62%, 02/07/07 .........................................................     P-1, A-1+          6,000,000        6,000,000
                                                                                                                   --------------
                                                                                                                        8,713,000
                                                                                                                   --------------

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- MONEY MARKET FUNDS / TAX-EXEMPT MONEY MARKET FUND
---------------------------------------------------------------------
    INVESTMENTS / DECEMBER 31, 2006 (UNAUDITED) -- CONTINUED

--------------------------------------------------------------------------------

                                                                                   MOODY'S/S&P      PRINCIPAL          VALUE
                                                                                    RATINGS 1         AMOUNT          (NOTE 2)
                                                                                  -------------   --------------   --------------
  MASSACHUSETTS -- 3.1%
     Commonwealth of Massachusetts TECP, Ser. F, 3.62%, 02/05/07 ..............     P-1, A-1+     $    5,000,000   $    5,000,000
     Massachusetts State Health & Educ. Fac. Auth. Rev. Bonds
      (Harvard University) Ser. EE, 3.58%, 02/09/07 ...........................     P-1, A-1+          3,000,000        3,000,000
     Massachusetts State Health & Educ. Fac. Auth. Rev. Bonds
      (Harvard University) Ser. EE, 3.60%, 02/12/07 ...........................     P-1, A-1+          6,000,000        6,000,000
                                                                                                                   --------------
                                                                                                                       14,000,000
                                                                                                                   --------------
  MICHIGAN -- 1.5%
     Michigan State University Board Of Trustees Rev. Bonds
       (Student Fees) Ser. 2000A, 3.97%, 01/03/07* ............................   VMIG-1, A-1+         5,300,000        5,300,000
     Univ. of Michigan Hosp. Rev. VRDB, Ser. 1998A-2,
      3.89%, 01/02/07* ........................................................   VMIG-1, A-1+         1,300,000        1,300,000
                                                                                                                   --------------
                                                                                                                        6,600,000
                                                                                                                   --------------
  MISSOURI -- 3.2%
     Missouri Health & Educ. Fac. Auth. VRDB
      (BJC Health Systems), Ser. 2005B, 4.00%, 01/02/07* ......................   VMIG-1, A-1+         3,000,000        3,000,000
     Missouri Health & Educ. Fac. Auth. VRDB
      (Washington Univ. Proj.), Ser. 1996-B, 3.98%, 01/02/07* .................   VMIG-1, A-1+         7,905,000        7,905,000
     Missouri Health & Educ. Fac. Auth. VRDB
      (Washington Univ. Proj.), Ser. 1996A, 3.98%, 01/02/07* ..................   VMIG 1, A-1+         3,615,000        3,615,000
                                                                                                                   --------------
                                                                                                                       14,520,000
                                                                                                                   --------------
  NEVADA -- 5.3%
     Clark County, NV Highway Revenue (Motor Vehicle Fuel Tax)
      TECP, Ser. 2005B, 3.54%, 04/05/07 .......................................     P-1, A-1+          8,000,000        8,000,000
     Las Vegas Valley Water Dist., NV Gen. Oblig. Water TECP,
      Ser. A, 3.60%, 02/13/07 .................................................     P-1, A-1+         16,000,000       16,000,000
                                                                                                                   --------------
                                                                                                                       24,000,000
                                                                                                                   --------------
  PENNSYLVANIA -- 6.7%
     Beaver County, PA Ind. Dev. Auth. PCRB VRDB
      (Atlantic Richfield Co. Proj.), Ser. 1995, 3.92%, 01/05/07* .............   VMIG-1, A-1+         4,200,000        4,200,000
     Montgomery County, PA Ind. Dev. Auth PCRB
      (Exelon Gen Co. LLC Proj.) Ser. 201B, 3.52%, 03/07/07 ...................   VMIG-1, A-1+        10,000,000       10,000,000
     Pennsylvania State Higher Ed. Fac. Auth. VRDB
      (Carnegie Mellon University) Ser. 1995D, 3.99%, 01/02/07* ...............     NR, A-1+           2,400,000        2,400,000
     Philadelphia, PA Hosp. & Higher Ed. Fac. Auth. VRDB
      (Children's Hospital of Philadelphia Proj.) Ser B,
      3.99%, 01/02/07* ........................................................   VMIG-1, A-1+        10,500,000       10,500,000
     Philadelphia, PA Hosp. & Higher Ed. Fac. Auth. VRDB
      (Children's Hospital of Philadelphia Proj.) Ser D,
      3.99%, 01/02/07* ........................................................   VMIG-1, A-1+         3,010,000        3,010,000
                                                                                                                   --------------
                                                                                                                       30,110,000
                                                                                                                   --------------
  SOUTH CAROLINA -- 2.0%
     South Carolina State Pub. Svc. Auth. TECP, 3.52%, 02/09/07 ...............     P-1, A-1+          8,975,000        8,975,000
                                                                                                                   --------------

    The accompanying notes are an integral part of the financial statements.

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---------------------------------------------------------------------
    INVESTMENTS / DECEMBER 31, 2006 (UNAUDITED) -- CONTINUED

--------------------------------------------------------------------------------

                                                                                   MOODY'S/S&P      PRINCIPAL          VALUE
                                                                                    RATINGS 1         AMOUNT          (NOTE 2)
                                                                                  -------------   --------------   --------------
  TENNESSEE -- 5.4%
     City of Memphis, TN General Obligation TECP, 3.53%, 03/05/07 .............     P-1, A-1+     $   14,000,000   $   14,000,000
     Clarksville, TN Public Bldg. Auth. Rev. VRDB
      (Tennessee Municipal Bond Fund Proj.), LOC Bank of America,
      Ser. 1984, 3.90%, 01/05/07* .............................................     NR, A-1+           1,745,000        1,745,000
     Clarksville, TN Public Bldg. Auth. Rev. VRDB
      (Tennessee Municipal Bond Fund Proj.), LOC Bank of America,
      Ser. 1995, 3.90%, 01/05/07* .............................................     NR, A-1+             800,000          800,000
     Montgomery County, TN Pub. Bldg. Auth. VRDB
      (Tenn. County Local Pool), LOC Bank of America,
      4.00%, 01/02/07* ........................................................   VMIG-1, A-1+         7,800,000        7,800,000
                                                                                                                   --------------
                                                                                                                       24,345,000
                                                                                                                   --------------
  TEXAS -- 23.2%
     Board of Regents of Texas A&M Univ. System TECP,
      3.54%, 02/12/07 .........................................................     P-1, A-1+          4,000,000        4,000,000
     Board of Regents of Texas A&M Univ. System TECP,
      3.51%, 03/14/07 .........................................................     P-1, A-1+          7,600,000        7,600,000
     Board of Regents of Texas A&M Univ. System. TECP, Ser. B,
      3.60%, 03/08/07 .........................................................     P-1, A-1+          4,400,000        4,400,000
     Board of Regents of Texas Tech Univ. System TECP, Ser. A,
      3.60%, 02/14/07 .........................................................     P-1, A-1+          3,918,000        3,918,000
     City of Garland TX Gen. Oblig. TECP, 3.55%, 02/13/07 .....................     NR, A-1+           5,000,000        5,000,000
     City of Garland TX Gen. Oblig. TECP, Ser. 2005,
      3.55%, 01/08/07 .........................................................     NR, A-1+           5,000,000        5,000,000
     City of Houston Gen. Oblig. TECP,  Ser. E, 3.55%, 02/15/07 ...............     P-1, A-1+         10,000,000       10,000,000
     Dallas Area Rapid Transit, TX Senior Subordinate Lien Sales
      Tax Revenue TECP, Ser. 2001, 3.55%, 02/14/07 ............................     P-1, A-1+         10,700,000       10,700,000
     Harris County, TX Gen. Oblig. TECP, Ser. D, 3.58%, 03/07/07 ..............     P-1, A-1+         12,690,000       12,690,000
     Harris County, TX Health Fac. Dev. Corp. VRDB
      (St. Luke's Episcopal Hosp Proj.), Ser. 2001B, 3.99%, 01/02/07* .........     P-1, A-1+          4,250,000        4,250,000
     Harris County, TX Health Fac. Dev. Corp. VRDB
      (Texas Children's Hospital Proj.), Ser. 1999B, (MBIA),
      3.98%, 01/02/07* ........................................................   VMIG-1, A-1+         4,555,000        4,555,000
     Harris County, TX Health Facs. Dev. Corp. VRDB,
      (Methodist Hospital Proj.), Ser. A, 3.99%, 01/02/07* ....................     NR, A-1+           5,900,000        5,900,000
     Port Arthur Navigation Dist. of Jefferson County, TX PCRB VRDB
      (Texaco, Inc. Proj.), Ser. 1994, 4.00%, 01/02/07* .......................   VMIG-1, A-1+         1,210,000        1,210,000
     Southwest Higher Ed. Auth. Higher Ed. Rev. Bonds
      (Southern Methodist University Proj.) Ser. 1985,
      3.97%, 01/02/07* ........................................................    VMIG-1, NR          4,470,000        4,470,000
     State of Texas Pub. Finance Auth. TECP, 3.50%, 01/16/07 ..................     P-1, A-1+          7,000,000        7,000,000
     University of Texas TECP, 3.52%, 04/10/07 ................................     P-1, A-1+         13,700,000       13,700,000
                                                                                                                   --------------
                                                                                                                      104,393,000
                                                                                                                   --------------

    The accompanying notes are an integral part of the financial statements.

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---------------------------------------------------------------------
    INVESTMENTS / DECEMBER 31, 2006 (UNAUDITED) -- CONTINUED

--------------------------------------------------------------------------------

                                                                                   MOODY'S/S&P      PRINCIPAL          VALUE
                                                                                    RATINGS 1         AMOUNT          (NOTE 2)
                                                                                  -------------   --------------   --------------
  UTAH -- 4.3%
     Murray City, UT VRDB (IHC Health Services, Inc. ) Ser. 2005A,
      4.00%, 01/02/07* ........................................................   VMIG-1, A-1+    $    8,000,000   $    8,000,000
     Murray City, UT VRDB (IHC Health Services, Inc.) Ser. 2005C,
      3.95%, 01/04/07* ........................................................   VMIG-1, A-1+        10,000,000       10,000,000
     Salt Lake County, UT PCRB VRDB (Svc. Station Holdings Proj.
      BP PLC), 3.97%, 01/02/07* ...............................................     P-1, A-1+          1,500,000        1,500,000
                                                                                                                   --------------
                                                                                                                       19,500,000
                                                                                                                   --------------
  VIRGINIA -- 1.6%
     University of Virginia TECP, Ser. 2003A, 3.52%, 03/06/07 .................     NR, A-1+           7,000,000        7,000,000
                                                                                                                   --------------
  WASHINGTON -- 0.9%
     Washington Health Care Fac. Auth. Lease Rev. VRDB
      (National Healthcare Research & Educ. Proj.), LOC BNP
      Paribas, 3.95%, 01/05/07*................................................     VMIG-1, NR         3,900,000        3,900,000
                                                                                                                   --------------
  WISCONSIN -- 4.0%
     State of Wisconsin Gen. Oblig. TECP, 3.50%, 03/08/07 .....................     P-1, A-1+         18,000,000       18,000,000
                                                                                                                   --------------
  WYOMING -- 2.4%
     Sweetwater County, WY TECP, LOC Barclays Bank,
      3.55%, 03/05/07 .........................................................     P-1, A-1+         10,975,000       10,975,000
                                                                                                                   --------------
    TOTAL MUNICIPAL BONDS (COST $449,851,000) .................................                                       449,851,000
                                                                                                                   --------------
  TOTAL INVESTMENTS -- (COST $449,851,000)+ -- 100.0% .........................                                    $  449,851,000
                                                                                                                   ==============

________________

* Denotes a Variable or Floating Rate Security. Variable or Floating Rate Securities are instruments whose rates change periodically. The rates shown are the interest rates as of December 31, 2006. The dates shown are the next dates the interest rates on the instruments are scheduled to be reset.

1 Although certain securities are not rated (NR) by Moody's or S&P, they have been determined to be of comparable quality to investment grade securities by the Investment Adviser. The ratings shown are unaudited.

+     Cost for Federal income tax purposes.

LOC -- Letter of Credit

MBIA -- Municipal Bond Insurance Association

PCRB -- Pollution Control Revenue Bonds

TECP -- Tax-Exempt Commercial Paper and multi-modal bonds in commercial paper mode

VRDB -- Variable Rate Demand Bonds

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- MONEY MARKET FUNDS
--------------------------------------
    FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2006 (Unaudited)

                                                             PRIME
                                                          MONEY MARKET     U.S. GOVERNMENT        TAX-EXEMPT
                                                              FUND        MONEY MARKET FUND    MONEY MARKET FUND
                                                         --------------   -----------------    -----------------
ASSETS:
Investment in securities, at value* ..................   $2,603,487,415    $  222,339,912        $  449,851,000
Repurchase Agreements ................................      547,829,200       717,185,200                    --
Interest receivable ..................................       11,208,000         2,589,619             1,800,229
Other assets .........................................           46,517            24,875                44,249
                                                         --------------    --------------        --------------
Total assets .........................................    3,162,571,132       942,139,606           451,695,478
                                                         --------------    --------------        --------------
LIABILITIES:
Dividend payable .....................................       12,962,402         3,744,047             1,109,834
Accrued advisory fee .................................          859,361           301,192               139,544
Other accrued expenses ...............................          880,247           337,629               152,570
                                                         --------------    --------------        --------------
Total liabilities ....................................       14,702,010         4,382,868             1,401,948
                                                         --------------    --------------        --------------
NET ASSETS ...........................................   $3,147,869,122    $  937,756,738        $  450,293,530
                                                         ==============    ==============        ==============
NET ASSETS CONSIST OF:
Paid-in capital ......................................   $3,147,841,992    $  937,743,499        $  450,293,530
Undistributed net investment income ..................           27,130            13,239                    --
                                                         --------------    --------------        --------------
NET ASSETS ...........................................   $3,147,869,122    $  937,756,738        $  450,293,530
                                                         ==============    ==============        ==============

NET ASSETS BY SHARE CLASS:
Institutional Shares..................................   $   41,109,660    $    2,093,091        $   14,010,431
Service Shares .......................................    1,516,063,728       694,180,238                    --
W Shares .............................................    1,590,695,734       241,483,409           436,283,099 1
                                                         --------------    --------------        --------------
                                                         $3,147,869,122    $  937,756,738        $  450,293,530
                                                         ==============    ==============        ==============
SHARES OF BENEFICIAL INTEREST OUTSTANDING:
   ($0.01 par value, unlimited authorized shares):
   Institutional Shares ..............................       41,109,660         2,093,091            14,010,324
   Service Shares ....................................    1,516,036,648       694,162,345                    --
   W Shares ..........................................    1,590,695,734       241,483,409           436,289,177 1

NET ASSET VALUE PER SHARE:

Institutional Shares .................................   $         1.00    $         1.00        $         1.00
                                                         --------------    --------------        --------------
Service Shares .......................................   $         1.00    $         1.00        $           --
                                                         --------------    --------------        --------------
W Shares .............................................   $         1.00    $         1.00        $         1.00 1
                                                         --------------    --------------        --------------

*Investments at cost .................................   $3,151,316,615    $  939,525,112        $  449,851,000

________________

1 Formerly, Service Shares. Service Shares were redesignated as W Shares effective September 12, 2006.

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- MONEY MARKET FUNDS
--------------------------------------
    FINANCIAL STATEMENTS -- CONTINUED
--------------------------------------------------------------------------------

STATEMENTS OF OPERATIONS
For the Six-Months Ended December 31, 2006 (Unaudited)

                                                             PRIME
                                                          MONEY MARKET     U.S. GOVERNMENT        TAX-EXEMPT
                                                              FUND        MONEY MARKET FUND    MONEY MARKET FUND
                                                         --------------   -----------------    -----------------
INVESTMENT INCOME:
   Interest income ...................................   $   78,413,542    $   24,843,199        $    7,413,795
                                                         --------------    --------------        --------------
EXPENSES:
   Advisory fees .....................................        4,688,529         1,733,756               769,730
   Administration fees ...............................          226,609            72,569                32,223
   Sub-administration and accounting fees ............          487,719           239,536               121,929
   Custody fees ......................................          144,632            48,827                24,974
   Transfer agent fees ...............................          250,350            74,023                32,222
   Shareholder service fees - Service Shares .........        2,314,110           853,790                    --
   Shareholder service fees - W Shares ...............          559,075            83,775               384,215 1
   Distribution fees - Service Shares ................          369,508           176,704                    --
   Professional fees .................................           50,931            38,278                38,291
   Reports to shareholders ...........................           44,060            14,254                 9,022
   Registration fees .................................           38,691            19,613                16,416
   Trustees' fees ....................................            9,657             9,658                 9,657
   Compliance services ...............................           11,490             4,717                 3,111
   Other .............................................          195,567            75,355                25,286
                                                         --------------    --------------        --------------
      Total expenses .................................        9,390,928         3,444,855             1,467,076
                                                         --------------    --------------        --------------
   Net investment income .............................       69,022,614        21,398,344             5,946,719
                                                         --------------    --------------        --------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS .   $   69,022,614    $   21,398,344        $    5,946,719
                                                         ==============    ==============        ==============

________________

1 Formerly, Service Shares. Service Shares were redesignated as W Shares effective September 12, 2006.

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- MONEY MARKET FUNDS
--------------------------------------
    FINANCIAL STATEMENTS -- CONTINUED
--------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS

                                                           PRIME
                                                        MONEY MARKET                           U.S. GOVERNMENT
                                                            FUND                              MONEY MARKET FUND
                                             ----------------------------------       ---------------------------------
                                                 FOR THE                                  FOR THE
                                               SIX MONTHS           FOR THE             SIX MONTHS          FOR THE
                                                  ENDED           FISCAL YEAR              ENDED          FISCAL YEAR
                                              DECEMBER 31,           ENDED             DECEMBER 31,          ENDED
                                                  2006             JUNE 30,                2006            JUNE 30,
                                               (UNAUDITED)           2006               (UNAUDITED)          2006
                                             ---------------    ---------------       ---------------   ---------------
INCREASE (DECREASE) IN NET ASSETS:
Operations:
    Net investment income ................   $    69,022,614    $    89,494,374       $    21,398,344   $    26,931,132
                                             ---------------    ---------------       ---------------   ---------------
    Net increase in net assets
       resulting from operations .........        69,022,614         89,494,374            21,398,344        26,931,132
                                             ---------------    ---------------       ---------------   ---------------
Distributions to shareholders from:
    Net investment income:
    Institutional Shares .................          (969,103)          (327,355)              (43,243)         (138,784)
    Service Shares .......................       (50,174,847)       (89,167,019)          (18,747,134)      (26,792,348)
    W Shares .............................       (17,878,664)                --            (2,607,967)               --
                                             ---------------    ---------------       ---------------   ---------------
Total distributions ......................       (69,022,614)       (89,494,374)          (21,398,344)      (26,931,132)
                                             ---------------    ---------------       ---------------   ---------------
Fund share transactions (Note 4):
    Proceeds from shares sold ............     4,992,746,329      6,051,821,563         2,204,513,772     2,760,173,522
    Cost of shares issued on
       reinvestment of distributions .....         4,093,792          5,832,304               144,288           240,327
    Cost of shares redeemed ..............    (4,525,207,702)    (5,590,109,816)       (2,146,287,219)   (2,626,480,366)
                                             ---------------    ---------------       ---------------   ---------------
Net increase in net assets
    from Fund share transactions .........       471,632,419        467,544,051            58,370,841       133,933,483
                                             ---------------    ---------------       ---------------   ---------------
Total increase in net assets .............       471,632,419        467,544,051            58,370,841       133,933,483
NET ASSETS:
    Beginning of period ..................     2,676,236,703      2,208,692,652           879,385,897       745,452,414
                                             ---------------    ---------------       ---------------   ---------------
    End of period ........................   $ 3,147,869,122    $ 2,676,236,703       $   937,756,738   $   879,385,897
                                             ===============    ===============       ===============   ===============
    Undistributed net investment
       income ............................   $        27,130    $        27,130       $        13,239   $        13,239
                                             ---------------    ---------------       ---------------   ---------------

                                                         TAX-EXEMPT
                                                      MONEY MARKET FUND
                                             -----------------------------------
                                                 FOR THE
                                               SIX MONTHS            FOR THE
                                                  ENDED            FISCAL YEAR
                                              DECEMBER 31,            ENDED
                                                  2006              JUNE 30,
                                               (UNAUDITED)            2006
                                             ---------------     ---------------
INCREASE (DECREASE) IN NET ASSETS:
Operations:
    Net investment income ................   $     5,946,719     $     8,435,181
                                             ---------------     ---------------
    Net increase in net assets
       resulting from
       operations ........................         5,946,719           8,435,181
                                             ---------------     ---------------
Distributions to shareholders from:
    Net investment income:
    Institutional Shares .................          (170,335)           (302,559)
    Service Shares .......................                --                  --
    W Shares .............................        (5,776,384) 1       (8,132,622) 1
                                             ---------------     ---------------
Total distributions ......................        (5,946,719)         (8,435,181)
                                             ---------------     ---------------
Fund share transactions (Note 4):
    Proceeds from shares sold ............       627,027,086       1,485,961,407
    Cost of shares issued on
       reinvestment of distributions .....            81,179              95,034
    Cost of shares redeemed ..............      (608,471,124)     (1,413,733,354)
                                             ---------------     ---------------
Net increase in net assets
    from Fund share transactions .........        18,637,141          72,323,087
                                             ---------------     ---------------
Total increase in net assets .............        18,637,141          72,323,087
NET ASSETS:
    Beginning of period ..................       431,656,389         359,333,302
                                             ---------------     ---------------
    End of period ........................   $   450,293,530     $   431,656,389
                                             ===============     ===============
    Undistributed net investment
       income ............................   $            --     $            --
                                             ---------------     ---------------

________________

1 Formerly, Service Shares. Service Shares were redesignated as W Shares effective September 12, 2006.

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- MONEY MARKET FUNDS
--------------------------------------
    FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

      The following tables include selected data for a share outstanding throughout each period and other performance information derived from the financial statements. The total returns in the tables represent the rate an investor would have earned or lost on an investment in the Funds (assuming reinvestment of all dividends and distributions). This information should be read in conjunction with the financial statements and notes thereto.

                                                        FOR THE
                                                       SIX MONTHS
                                                         ENDED                              FOR THE FISCAL
                                                      DECEMBER 31,                       YEARS ENDED JUNE 30,
                                                          2006       -------------------------------------------------------------
PRIME MONEY MARKET FUND -- INSTITUTIONAL SHARES       (UNAUDITED)       2006        2005         2004          2003        2002
                                                      -------------  ----------  ----------   ----------   ----------   ----------
NET ASSET VALUE -- BEGINNING OF PERIOD ............   $     1.00     $     1.00  $     1.00   $     1.00   $     1.00   $     1.00
                                                      ----------     ----------  ----------   ----------   ----------   ----------
INVESTMENT OPERATIONS:

   Net investment income ..........................         0.02           0.04        0.02         0.01         0.01         0.02
                                                      ----------     ----------  ----------   ----------   ----------   ----------
DISTRIBUTIONS:

   From net investment income .....................        (0.02)         (0.04)      (0.02)       (0.01)       (0.01)       (0.02)
   From net realized gain .........................           --             --          --           --           --           -- 1
                                                      ----------     ----------  ----------   ----------   ----------   ----------
      Total distributions .........................        (0.02)         (0.04)      (0.02)       (0.01)       (0.01)       (0.02)
                                                      ----------     ----------  ----------   ----------   ----------   ----------
NET ASSET VALUE -- END OF PERIOD ..................   $     1.00     $     1.00  $     1.00   $     1.00   $     1.00   $     1.00
                                                      ==========     ==========  ==========   ==========   ==========   ==========
TOTAL RETURN ......................................         2.51%**        3.82%       1.74%        0.58%        1.07%        2.26%
RATIOS (TO AVERAGE NET ASSETS)/SUPPLEMENTAL DATA: 2
   Expenses: ......................................         0.42%*         0.51%       0.50%        0.53%        0.51%        0.43%
   Net investment income ..........................         4.94%*         3.70%       1.65%        0.59%        1.10%        2.54%
Net assets at the end of period (000 omitted) .....   $   41,110     $   11,986  $    6,683   $   14,105   $   28,937   $   43,314

________________

*     Annualized

**    Not annualized

1     Less than $0.01 per share.

2 For the periods prior to July 1, 2005, the Fund operated as a feeder fund in a master-feeder structure. The expense and net investment income ratios include expenses allocated from the master fund, WT Investment Trust I -- Prime Money Market Series (the "Series"). Effective July 1, 2005, the Fund no longer operates in a master-feeder structure.

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- MONEY MARKET FUNDS
--------------------------------------
    FINANCIAL HIGHLIGHTS -- CONTINUED
--------------------------------------------------------------------------------

                                             FOR THE
                                            SIX MONTHS
                                              ENDED                                   FOR THE FISCAL
                                           DECEMBER 31,                            YEARS ENDED JUNE 30,
                                               2006         ------------------------------------------------------------------
PRIME MONEY MARKET FUND -- SERVICE SHARES  (UNAUDITED)         2006         2005          2004          2003          2002
                                           ------------     ----------   -----------   ----------    -----------   -----------
NET ASSET VALUE -- BEGINNING OF PERIOD ..  $       1.00     $     1.00   $      1.00   $     1.00    $      1.00   $      1.00
                                           ------------     ----------   -----------   ----------    -----------   -----------
INVESTMENT OPERATIONS:
   Net investment income ................          0.02           0.04          0.01           -- 1         0.01          0.02
                                           ------------     ----------   -----------   ----------    -----------   -----------
DISTRIBUTIONS:
   From net investment income ...........         (0.02)         (0.04)        (0.01)          -- 1        (0.01)        (0.02)
   From net realized gain ...............            --             --            --           --             --            -- 1
                                           ------------     ----------   -----------   ----------    -----------   -----------
      Total distributions ...............         (0.02)         (0.04)        (0.01)          --          (0.01)        (0.02)
                                           ------------     ----------   -----------   ----------    -----------   -----------
NET ASSET VALUE -- END OF PERIOD ........  $       1.00     $     1.00   $      1.00   $     1.00    $      1.00   $      1.00
                                           ============     ==========   ===========   ==========    ===========   ===========
TOTAL RETURN ............................          2.38%**        3.63%         1.48%        0.39%          0.87%         1.95%
RATIOS (TO AVERAGE NET ASSETS)/
   SUPPLEMENTAL DATA: 2
   Expenses: ............................          0.67%*         0.69%         0.74%        0.73%          0.72%         0.72%
   Net investment income ................          4.67%*         3.61%         1.48%        0.39%          0.86%         1.91%
Net assets at the end of
   period (000 omitted) .................  $  1,516,064     $2,664,251   $ 2,201,829   $2,001,681    $ 2,354,190   $ 2,358,034

________________

*     Annualized

**    Not annualized

1     Less than $0.01 per share.

2 For the periods prior to July 1, 2005, the Fund operated as a feeder fund in a master-feeder structure. The expense and net investment income ratios include expenses allocated from the master fund, WT Investment Trust I -- Prime Money Market Series (the "Series"). Effective July 1, 2005, the Fund no longer operates in a master-feeder structure.

The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- MONEY MARKET FUNDS
--------------------------------------
    FINANCIAL HIGHLIGHTS -- CONTINUED
--------------------------------------------------------------------------------

                                            FOR THE PERIOD
                                           OCTOBER 2, 2006 1
                                                THROUGH
                                             DECEMBER 31,
PRIME MONEY MARKET FUND --                       2006
   W SHARES                                   (UNAUDITED)
                                           -----------------
NET ASSET VALUE -- BEGINNING OF PERIOD ..    $     1.00
                                             ----------
INVESTMENT OPERATIONS:
   Net investment income ................          0.01
                                             ----------
DISTRIBUTIONS:
   From net investment income ...........         (0.01)
                                             ----------
      Total distributions ...............         (0.01)
                                             ----------
NET ASSET VALUE -- END OF PERIOD ........    $     1.00
                                             ==========
TOTAL RETURN ............................          1.20%**
RATIOS (TO AVERAGE NET ASSETS)/
   SUPPLEMENTAL DATA:
   Expenses: ............................          0.57%*
   Net investment income ................          4.74%*
Net assets at the end of period
   (000 omitted) ........................    $1,590,696

________________

*     Annualized

**    Not annualized

1     Commencement of operations.

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- MONEY MARKET FUNDS
--------------------------------------
    FINANCIAL HIGHLIGHTS -- CONTINUED
--------------------------------------------------------------------------------

                                             FOR THE
                                            SIX MONTHS
                                              ENDED                                   FOR THE FISCAL
                                           DECEMBER 31,                            YEARS ENDED JUNE 30,
U.S. GOVERNMENT MONEY MARKET FUND --           2006         ------------------------------------------------------------------
   INSTITUTIONAL SHARES                    (UNAUDITED)         2006         2005          2004          2003          2002
                                           ------------     ----------   -----------   ----------    -----------   -----------
NET ASSET VALUE -- BEGINNING OF PERIOD ..  $       1.00     $     1.00   $      1.00   $     1.00    $      1.00   $      1.00
                                           ------------     ----------   -----------   ----------    -----------   -----------
INVESTMENT OPERATIONS:
   Net investment income ................          0.02           0.04          0.02         0.01           0.01          0.02
                                           ------------     ----------   -----------   ----------    -----------   -----------
DISTRIBUTIONS:
   From net investment income ...........         (0.02)         (0.04)        (0.02)       (0.01)         (0.01)        (0.02)
   From net realized gain ...............            --             --            --           --             --            -- 1
                                           ------------     ----------   -----------   ----------    -----------   -----------
      Total distributions ...............         (0.02)         (0.04)        (0.02)       (0.01)         (0.01)        (0.02)
                                           ------------     ----------   -----------   ----------    -----------   -----------
NET ASSET VALUE -- END OF PERIOD ........  $       1.00     $     1.00   $      1.00   $     1.00    $      1.00   $      1.00
                                           ============     ==========   ===========   ==========    ===========   ===========
TOTAL RETURN ............................          2.44%**        3.66%         1.63%        0.53%          0.95%         2.02%
RATIOS (TO AVERAGE NET
   ASSETS)/SUPPLEMENTAL DATA: 2
   Expenses: ............................          0.50%*         0.61%         0.59%        0.58%          0.57%         0.54%
   Net investment income ................          4.74%*         3.58%         1.44%        0.53%          0.93%         2.37%
Net assets at the end of
   period (000 omitted) .................  $      2,093     $    3,480   $     3,939   $   33,892    $    34,252   $    23,576

________________

*     Annualized

**    Not annualized

1     Less than $0.01 per share.

2 For the periods prior to July 1, 2005, the Fund operated as a feeder fund in a master-feeder structure. The expense and net investment income ratios include expenses allocated from the master fund, WT Investment Trust I -- U.S. Government Series (the "Series"). Effective July 1, 2005, the Fund no longer operates in a master-feeder structure.

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- MONEY MARKET FUNDS
--------------------------------------
    FINANCIAL HIGHLIGHTS -- CONTINUED
--------------------------------------------------------------------------------

                                             FOR THE
                                            SIX MONTHS
                                              ENDED                                   FOR THE FISCAL
                                           DECEMBER 31,                            YEARS ENDED JUNE 30,
U.S. GOVERNMENT MONEY MARKET FUND --           2006         ------------------------------------------------------------------
   SERVICE SHARES                          (UNAUDITED)         2006         2005          2004          2003          2002
                                           ------------     ----------   -----------   ----------    -----------   -----------
NET ASSET VALUE -- BEGINNING OF PERIOD ..  $       1.00     $     1.00   $      1.00   $     1.00    $      1.00   $      1.00
                                           ------------     ----------   -----------   ----------    -----------   -----------
INVESTMENT OPERATIONS:
   Net investment income ................          0.02           0.03          0.01           -- 1         0.01          0.02
                                           ------------     ----------   -----------   ----------    -----------   -----------
DISTRIBUTIONS:
   From net investment income ...........         (0.02)         (0.03)        (0.01)          -- 1        (0.01)        (0.02)
   From net realized gain ...............            --             --            --           --             --            -- 1
                                           ------------     ----------   -----------   ----------    -----------   -----------
      Total distributions ...............         (0.02)         (0.03)        (0.01)          --          (0.01)        (0.02)
                                           ------------     ----------   -----------   ----------    -----------   -----------
NET ASSET VALUE -- END OF PERIOD ........  $       1.00     $     1.00   $      1.00   $     1.00    $      1.00   $      1.00
                                           ============     ==========   ===========   ==========    ===========   ===========
TOTAL RETURN ............................          2.32%**        3.49%         1.41%        0.33%          0.75%         1.79%
RATIOS (TO AVERAGE NET ASSETS)/
   SUPPLEMENTAL DATA: 2
   Expenses: ............................          0.75%*         0.77%         0.79%        0.78%          0.77%         0.78%
   Net investment income ................          4.51%*         3.45%         1.39%        0.33%          0.76%         1.78%
Net assets at the end of period
   (000 omitted) ........................  $    694,180     $  875,906   $   741,514   $  832,314    $   929,538   $   974,914

________________

*     Annualized

**    Not annualized

1     Less than $0.01 per share.

2 For the periods prior to July 1, 2005, the Fund operated as a feeder fund in a master-feeder structure. The expense and net investment income ratios include expenses allocated from the master fund, WT Investment Trust I -- U.S. Government Series (the "Series"). Effective July 1, 2005, the Fund no longer operates in a master-feeder structure.

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- MONEY MARKET FUNDS
--------------------------------------
    FINANCIAL HIGHLIGHTS -- CONTINUED
--------------------------------------------------------------------------------

                                            FOR THE PERIOD
                                           OCTOBER 2, 2006 1
                                                THROUGH
                                             DECEMBER 31,
U.S. GOVERNMENT MONEY MARKET FUND --             2006
   W SHARES                                  (UNAUDITED)
                                           -----------------
NET ASSET VALUE -- BEGINNING OF PERIOD ..    $     1.00
                                             ----------
INVESTMENT OPERATIONS:
   Net investment income ................          0.01
                                             ----------
DISTRIBUTIONS:
   From net investment income ...........         (0.01)
                                             ----------
NET ASSET VALUE -- END OF PERIOD ........    $     1.00
                                             ==========
TOTAL RETURN ............................          1.16%**
RATIOS (TO AVERAGE NET ASSETS)/
   SUPPLEMENTAL DATA:
   Expenses: ............................          0.65%*
   Net investment income ................          4.47%*
Net assets at the end of period
   (000 omitted) ........................    $  241,483

________________

*     Annualized

**    Not annualized

1     Commencement of operations.

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- MONEY MARKET FUNDS
--------------------------------------
    FINANCIAL HIGHLIGHTS -- CONTINUED
--------------------------------------------------------------------------------

                                             FOR THE
                                            SIX MONTHS
                                              ENDED                                   FOR THE FISCAL
                                           DECEMBER 31,                            YEARS ENDED JUNE 30,
TAX-EXEMPT MONEY MARKET FUND --                2006         ------------------------------------------------------------------
   INSTITUTIONAL SHARES                    (UNAUDITED)         2006         2005          2004          2003          2002
                                           ------------     ----------   -----------   ----------    -----------   -----------
NET ASSET VALUE -- BEGINNING OF PERIOD ..  $       1.00     $     1.00   $      1.00   $     1.00    $      1.00   $      1.00
                                           ------------     ----------   -----------   ----------    -----------   -----------
INVESTMENT OPERATIONS:
   Net investment income ................          0.02           0.02          0.01           -- 1         0.01          0.01
                                           ------------     ----------   -----------   ----------    -----------   -----------
DISTRIBUTIONS:
   From net investment income ...........         (0.02)         (0.02)        (0.01)          -- 1        (0.01)        (0.01)
                                           ------------     ----------   -----------   ----------    -----------   -----------
NET ASSET VALUE -- END OF PERIOD ........  $       1.00     $     1.00   $      1.00   $     1.00    $      1.00   $      1.00
                                           ============     ==========   ===========   ==========    ===========   ===========
TOTAL RETURN ............................          1.55%**        2.39%         1.16%        0.41%          0.73%         1.30%
RATIOS (TO AVERAGE NET ASSETS)/
   SUPPLEMENTAL DATA: 2
   Expenses: ............................          0.56%*         0.63%         0.64%        0.58%          0.57%         0.56%
   Net investment income ................          3.04%*         2.30%         0.98%        0.42%          0.72%         1.49%
Net assets at the end of
   period (000 omitted) .................  $     14,010     $   13,210   $    13,084   $   46,990    $    23,382   $    29,597

________________

*     Annualized

**    Not annualized

1     Less than $0.01 per share.

2 For the periods prior to July 1, 2005, the Fund operated as a feeder fund in a master-feeder structure. The expense and net investment income ratios include expenses allocated from the master fund, WT Investment Trust I -- Tax-Exempt Series (the "Series"). Effective July 1, 2005, the Fund no longer operates in a master-feeder structure.

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- MONEY MARKET FUNDS
--------------------------------------
    FINANCIAL HIGHLIGHTS -- CONTINUED
--------------------------------------------------------------------------------

                                             FOR THE
                                            SIX MONTHS
                                              ENDED                                   FOR THE FISCAL
                                           DECEMBER 31,                            YEARS ENDED JUNE 30,
TAX-EXEMPT MONEY MARKET FUND --                2006         ------------------------------------------------------------------
   W SHARES 1                              (UNAUDITED)         2006         2005          2004          2003          2002
                                           ------------     ----------   -----------   ----------    -----------   -----------
NET ASSET VALUE -- BEGINNING OF PERIOD ..  $       1.00     $     1.00   $      1.00   $     1.00    $      1.00   $      1.00
                                           ------------     ----------   -----------   ----------    -----------   -----------
INVESTMENT OPERATIONS:
   Net investment income ................          0.01           0.02          0.01           -- 2         0.01          0.01
                                           ------------     ----------   -----------   ----------    -----------   -----------
DISTRIBUTIONS:
   From net investment income ...........         (0.01)         (0.02)        (0.01)          -- 2        (0.01)        (0.01)
                                           ------------     ----------   -----------   ----------    -----------   -----------
NET ASSET VALUE -- END OF PERIOD ........  $       1.00     $     1.00   $      1.00   $     1.00    $      1.00   $      1.00
                                           ============     ==========   ===========   ==========    ===========   ===========
TOTAL RETURN ............................          1.45%**        2.23%         0.98%        0.21%          0.52%         1.09%
RATIOS (TO AVERAGE NET ASSETS)/
   SUPPLEMENTAL DATA: 3
   Expenses: ............................          0.73%*         0.78%         0.80%        0.79%          0.78%         0.78%
   Net investment income ................          2.85%*         2.23%         0.96%        0.20%          0.52%         1.08%
Net assets at the end of period
   (000 omitted) ........................  $    436,283     $  418,447   $   346,249   $  424,089    $   525,522   $   493,767

________________

*     Annualized

**    Not annualized

1 Formerly, Service Shares. Service Shares were redesignated as W Shares effective September 12, 2006.

2     Less than $0.01 per share.

3 For the periods prior to July 1, 2005, the Fund operated as a feeder fund in a master-feeder structure. The expense and net investment income ratios include expenses allocated from the master fund, WT Investment Trust I -- Tax-Exempt Series (the "Series"). Effective July 1, 2005, the Fund no longer operates in a master-feeder structure.

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- MONEY MARKET FUNDS
--------------------------------------
    NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

1. DESCRIPTION OF THE FUNDS. WT Mutual Fund (the "Trust") is registered under the Investment Company Act of 1940, as amended, (the "1940 Act") as an open-end management investment company and was organized as a Delaware business trust on June 1, 1994. The Amended and Restated Agreement and Declaration of Trust permits the Board of Trustees (the "Trustees") to establish series of shares, each of which constitutes a series separate and distinct from the shares of other series. As of December 31, 2006, the Trust offered 26 series, three of which are included in these financial statements. The three series are as follows: Wilmington Prime Money Market Fund, ("Prime Money Market Fund"), Wilmington U.S. Government Money Market Fund, ("U.S. Government Money Market Fund") and Wilmington Tax-Exempt Money Market Fund ("Tax-Exempt Money Market Fund") (each, a "Fund" and collectively, the "Funds").

    The Prime Money Market and U.S. Government Money Market Funds offer three classes of shares: Institutional Shares, Service Shares, and effective September 12, 2006, W Shares. The Tax-Exempt Money Market Fund offers two classes of shares: Institutional Shares and W Shares, formerly, Service Shares. All classes of shares have identical voting, dividend and liquidation rights. W Shares and Service Shares are offered to investors who use a financial intermediary to process transactions with the Funds and are subject to a shareholder servicing fee. Service Shares are also subject to a Rule 12b-1 distribution fee.

2.  SIGNIFICANT   ACCOUNTING  POLICIES.  The  following  is  a  summary  of  the significant accounting policies of the Funds:

    SECURITY VALUATION. Each Fund values securities utilizing the amortized cost valuation method which is permitted under Rule 2a-7 under the 1940 Act. This method involves valuing a portfolio security initially at its cost and thereafter adjusting for amortization of premium or accretion of discount to maturity.

    In September 2006, the Financial Accounting Standards Board (FASB) issued Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (FAS 157). FAS 157 establishes a framework for measuring fair value in generally accepted accounting principles, clarifies the definition of fair value within that framework, and expands disclosures about the use of fair value measurements. FAS 157 is intended to increase consistency and comparability among fair value estimates used in financial reporting. FAS 157 is effective for fiscal years beginning after November 15, 2007. Management does not expect the adoption of FAS 157 to have an impact on the amounts reported in the financial statements.

    FEDERAL INCOME TAXES. Each Fund is treated as a separate entity for Federal income tax purposes and intends to continue to qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended, and to distribute substantially all of its income to its shareholders. Therefore, no Federal income tax provision has been made.

    On July 13, 2006, FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN 48) was released. FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Trust's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. Recent SEC guidance allows implementing FIN 48 in fund net asset value calculations as late as the fund's last net asset value calculation in the first required financial statement reporting period. As a result, the Fund will incorporate FIN 48 in its semi-annual report on December 31, 2007. At this time, management is evaluating the implications of FIN 48 and its impact in the financial statements has not yet been determined.

WILMINGTON FUNDS -- MONEY MARKET FUNDS
--------------------------------------
    NOTES TO FINANCIAL STATEMENTS (UNAUDITED) -- CONTINUED
--------------------------------------------------------------------------------

    SECURITY TRANSACTIONS AND INVESTMENT INCOME. Investment security transactions are accounted for on a trade date basis. Each Fund uses the specific identification method for determining realized gains and losses on investments for both financial and Federal income tax reporting purposes. Interest income is recorded on the accrual basis and includes the amortization of premium and the accretion of discount. The Funds record expenses as incurred. Common expenses of the Trust are allocated on a pro rata basis among the series based on relative net assets.

    CLASS ACCOUNTING. In calculating net asset value per share for each class, investment income, realized and unrealized gains and losses and expenses other than class specific expenses, are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day. Expenses relating to a specific class are charged directly to that class.

    REPURCHASE AGREEMENTS. Each Fund, through its custodian, receives delivery of the underlying securities used to collateralize repurchase agreements, the market value of which is required to be in an amount at least equal to 101% of the resale price. The Funds' investment adviser, is responsible for determining that the market value of these underlying securities is maintained at all times at a level at least equal to 101% of the resale price. In the event of default of the obligation to repurchase, each Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Provisions of each agreement require that the market value of the collateral is sufficient in the event of default; however, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings.

    DISTRIBUTIONS TO SHAREHOLDERS. Distributions from net investment income are declared daily and paid monthly. Distributions from net realized gains, if any, will be declared and paid annually.

    USE OF ESTIMATES IN THE PREPARATION OF FINANCIAL STATEMENTS. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

3. ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES. Rodney Square Management Corporation ("RSMC"), a wholly owned subsidiary of Wilmington Trust Corporation, serves as the investment adviser to each Fund. For its services, RSMC receives an advisory fee at an annualized rate of 0.37% of each Fund's first $1 billion of average daily net assets; 0.33% of each Fund's next $500 million of average daily net assets; 0.30% of each Fund's next $500 million of average daily net assets; and 0.27% of each Fund's average daily net assets in excess of $2 billion. Wilmington Trust Investment Management, LLC ("WTIM"), also a wholly owned subsidiary of Wilmington Trust Corporation and under common control with RSMC, provides certain investment services, information, advice, assistance and facilities and performs research, statistical and investment services pursuant to a sub-advisory agreement among the Trust, RSMC and WTIM. WTIM receives a sub-advisory fee from RSMC as agreed to from time to time with RSMC. Such fee paid to WTIM will not exceed the contractual amount of RSMC's fee.

    The Funds' Chief Compliance Officer is employed and compensated by RSMC. RSMC provides compliance services to the Funds pursuant to a Compliance Services Agreement. For these services, the Trust pays RSMC an annual fee equal to three-fourths of the Chief Compliance Officer's total compensation. The fees for these services for the six-month period ended December 31, 2006 are shown separately on the statements of operations.

WILMINGTON FUNDS -- MONEY MARKET FUNDS
--------------------------------------
    NOTES TO FINANCIAL STATEMENTS (UNAUDITED) -- CONTINUED
--------------------------------------------------------------------------------

    RSMC provides administrative services to the Funds pursuant to an Administration Agreement. For these services, the Trust pays RSMC a fee at the annual rate of 0.0185% of the Trust's first $2 billion of total aggregate daily net assets; 0.0175% of the Trust's next $2 billion of total aggregate daily net assets; 0.0125% of the Trust's next $2 billion of total aggregate daily net assets and 0.0080% of the Trust's total aggregate daily net assets in excess of $6 billion. The fees paid to RSMC for these services for the six-month period ended December 31, 2006 are shown separately on the statements of operations.

    PFPC Inc. provides sub-administration and accounting services pursuant to an agreement with RSMC and the Trust for which it receives fees directly from the Funds.

    COMPENSATION OF TRUSTEES AND OFFICERS. Except for the Funds' Chief Compliance Officer, Trustees and Officers of the Funds who are employees or officers of RSMC or WTIM do not receive any compensation from the Funds. Trustees of the Funds, who are not employees or officers of RSMC or WTIM, receive compensation and reimbursement of expenses from the Funds. Under a Deferred Compensation Plan (the "Plan") adopted August 15, 2002, a disinterested Trustee may elect to defer receipt of all, or a portion, of their annual compensation. Deferred amounts are invested in shares of a series of the Trust and remain so until distributed in accordance with the Plan. Trustees' fees reflected in the accompanying financial statements include total compensation earned, whether elected to be paid in cash or deferred under the Plan.

    Service Shares and W Shares of each Fund are subject to a shareholder service plan authorizing them to pay service providers an annual fee not exceeding 0.25% of each Fund's average daily net assets in Service Shares and W Shares to compensate service providers who maintain a service relationship. Effective October 2, 2006 and September 12, 2006, the Board of Trustees has authorized payments of up to 0.15% of each Fund's average daily net assets in Service Shares and W Shares, respectively.

    Effective October 2, 2006, Service Shares of each Fund are subject to a Rule 12b-1 Distribution Plan which provides for payments of up to 0.25% of each Fund's average daily net assets in Service Shares. The Board of Trustees currently has authorized annual payments of 0.10% of the average daily net assets of each Fund's Service Shares. The Distribution Plan and each Distribution Agreement may not be amended to increase the maximum 12b-1 Fee of 0.25% without approval by a majority of the outstanding shares of each Fund's Service Shares.

    Wilmington Trust Company ("WTC"), an affiliate of RSMC, serves as custodian to the Funds and PFPC Trust Company serves as sub-custodian to the Funds. The Funds pay WTC for its services as custodian and WTC pays PFPC Trust Company for its services as sub-custodian. The fees for these services for the six-month period ended December 31, 2006, are shown separately in each Fund's statement of operations.

WILMINGTON FUNDS -- MONEY MARKET FUNDS
--------------------------------------
    NOTES TO FINANCIAL STATEMENTS (UNAUDITED) -- CONTINUED
--------------------------------------------------------------------------------

4.  CAPITAL SHARE TRANSACTIONS.

    Transactions in shares of capital stock for the six months ended December 31, 2006 for the Institutional Shares, Service Shares and W Shares were as follows.

                                  INSTITUTIONAL SHARES                SERVICE SHARES                       W SHARES 1
                              ----------------------------   --------------------------------   --------------------------------
                                 SHARES         DOLLARS          SHARES           DOLLARS           SHARES           DOLLARS
                              ------------   -------------   --------------   ---------------   --------------   ---------------
    PRIME MONEY
       MARKET FUND
    Sold ..................    289,713,846   $ 289,713,846    2,721,463,462   $ 2,721,463,462    1,981,569,021   $ 1,981,569,021
    Issued on reinvestment
       of distributions ...        219,143         219,143        3,873,909         3,873,909              740               740
    Redeemed ..............   (260,809,132)   (260,809,132)  (3,873,524,543)   (3,873,524,543)    (390,874,027)     (390,874,027)
                              ------------   -------------   --------------   ---------------   --------------   ---------------
    Net increase (decrease)     29,123,857   $  29,123,857   (1,148,187,172)  $(1,148,187,172)   1,590,695,734   $ 1,590,695,734
                              ============   =============   ==============   ===============   ==============   ===============
    U.S. GOVERNMENT
       MONEY MARKET FUND
    Sold ..................      2,363,264   $   2,363,264    1,802,970,164   $ 1,802,970,164      399,180,344   $   399,180,344
    Issued on reinvestment
       of distributions ...         12,784          12,784          131,504           131,504               --                --
    Redeemed ..............     (3,762,813)     (3,762,813)  (1,984,827,471)   (1,984,827,471)    (157,696,935)     (157,696,935)
                              ------------   -------------   --------------   ---------------   --------------   ---------------
    Net increase (decrease)     (1,386,765)  $  (1,386,765)    (181,725,803)  $  (181,725,803)     241,483,409   $   241,483,409
                              ============   =============   ==============   ===============   ==============   ===============
    TAX-EXEMPT MONEY
       MARKET FUND
    Sold ..................     88,074,614   $  88,074,614               --   $            --      538,952,472   $   538,952,472
    Issued on reinvestment
       of distributions ...         14,885          14,885               --                --           66,294            66,294
    Redeemed ..............    (87,288,953)    (87,288,953)              --                --     (521,182,171)     (521,182,171)
                              ------------   -------------   --------------   ---------------   --------------   ---------------
    Net increase ..........        800,546   $     800,546               --   $            --       17,836,595   $    17,836,595
                              ============   =============   ==============   ===============   ==============   ===============

________________

1 The W Shares of the Tax-Exempt Money Market Fund were formerly Service Shares. Service Shares were redesignated as W Shares effective September 12, 2006.

WILMINGTON FUNDS -- MONEY MARKET FUNDS
--------------------------------------
    NOTES TO FINANCIAL STATEMENTS (UNAUDITED) -- CONTINUED
--------------------------------------------------------------------------------

      Transactions in shares of capital stock for the fiscal year ended June 30, 2006 for the Institutional Shares, Service Shares and W Shares were as follows.

                                  INSTITUTIONAL SHARES                SERVICE SHARES                       W SHARES 1
                              ----------------------------   --------------------------------   --------------------------------
                                 SHARES         DOLLARS          SHARES           DOLLARS           SHARES           DOLLARS
                              ------------   -------------   --------------   ---------------   --------------   ---------------
    PRIME MONEY
       MARKET FUND
    Sold ..................     87,454,400   $  87,454,400    5,964,367,163   $ 5,964,367,163               --   $            --
    Issued on reinvestment
       of distributions ...        190,770         190,770        5,641,534         5,641,534               --                --
    Redeemed ..............    (82,522,797)    (82,522,797)  (5,507,587,019)   (5,507,587,019)              --                --
                              ------------   -------------   --------------   ---------------   --------------   ---------------
    Net increase ..........      5,122,373   $   5,122,373      462,421,678   $   462,421,678               --   $            --
                              ============   =============   ==============   ===============   ==============   ===============
    U.S. GOVERNMENT
       MONEY MARKET FUND
    Sold ..................      1,935,822   $   1,935,822    2,758,237,700   $ 2,758,237,700               --   $            --
    Issued on reinvestment
       of distributions ...         38,453          38,453          201,874           201,874               --                --
    Redeemed ..............     (2,433,103)     (2,433,103)  (2,624,047,263)   (2,624,047,263)              --                --
                              ------------   -------------   --------------   ---------------   --------------   ---------------
    Net increase (decrease)       (458,828)  $    (458,828)     134,392,311   $   134,392,311               --   $            --
                              ============   =============   ==============   ===============   ==============   ===============
    TAX-EXEMPT MONEY
       MARKET FUND
    Sold ..................    308,683,174   $ 308,683,174               --   $            --    1,177,278,233   $ 1,177,278,233
    Issued on reinvestment
       of distributions ...         18,909          18,909               --                --           76,125            76,125
    Redeemed ..............   (308,584,879)   (308,584,879)              --                --   (1,105,148,475)   (1,105,148,475)
                              ------------   -------------   --------------   ---------------   --------------   ---------------
    Net increase ..........        117,204   $     117,204               --   $            --       72,205,883   $    72,205,883
                              ============   =============   ==============   ===============   ==============   ===============

________________

1 The W Shares of the Tax-Exempt Money Market Fund were formerly Service Shares. Service Shares were redesignated as W Shares effective September 12, 2006.

5. FEDERAL TAX INFORMATION. Distributions to shareholders from net investment income and realized gains are determined in accordance with Federal income tax regulations, which may differ from net investment income and realized gains recognized for financial reporting purposes. Additionally, net short-term realized gains are treated as "ordinary income" for tax purposes. Accordingly, the character of distributions and composition of net assets for tax purposes may differ from those reflected in the accompanying financial statements. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on the tax treatment; temporary differences due to timing of recognition of income or gain do not require such reclassification.

WILMINGTON FUNDS -- MONEY MARKET FUNDS
--------------------------------------
    NOTES TO FINANCIAL STATEMENTS (UNAUDITED) -- CONTINUED
--------------------------------------------------------------------------------

    The tax character of distributions paid for the six months ended December 31, 2006 and the fiscal year ended June 30, 2006 were as follows:

                                                PRIME MONEY      U.S. GOVERNMENT       TAX-EXEMPT
                                                MARKET FUND     MONEY MARKET FUND   MONEY MARKET FUND
                                               -------------    -----------------   -----------------
    SIX-MONTH PERIOD ENDED DECEMBER 31, 2006
    Ordinary income ........................   $  69,022,614      $  21,398,344      $          --
    Tax-exempt income ......................              --                 --          5,946,719

    YEAR ENDED JUNE 30, 2006
    Ordinary income ........................   $  89,494,374      $  26,931,132      $          --
    Tax-exempt income ......................              --                 --          8,435,181

    The components of accumulated earnings (deficit) on a tax basis are determined at fiscal year-end. Accordingly, tax balances have not been determined as of December 31, 2006.

6. CREDIT RISK. Obligations of agencies and instrumentalities of the U.S. Government are not direct obligations of the U.S. Treasury and thus may or may not be backed by the "full faith and credit" of the United States. Payment of interest and principal on these obligations, although generally backed directly or indirectly by the U.S. Government, may be backed solely by the issuing instrumentality.

    Approximately 20% of the investments of the Tax-Exempt Money Market Fund on December 31, 2006, were insured by private issuers that guarantee payment of principal and interest in the event of default or were backed by letters of credit issued by domestic and foreign banks or financial institutions.

7. CONTRACTUAL OBLIGATIONS. The Funds enter into contracts in the normal course of business that contain a variety of indemnifications. The Funds' maximum exposure under these arrangements is unknown. However, the Funds have not had prior claims or losses pursuant to these contracts. Management has reviewed the Funds' existing contracts and expects the risk of loss to be remote.

WILMINGTON FUNDS -- MONEY MARKET FUNDS
--------------------------------------
    NOTICE TO SHAREHOLDERS -- RESULTS OF SPECIAL SHAREHOLDERS MEETING
    (UNAUDITED)
--------------------------------------------------------------------------------

    A special meeting of shareholders of the Service Shares of Wilmington Prime Money Market Fund ("Prime Money Market Fund") and the Wilmington U.S. Government Money Market Fund ("U.S. Government Money Market Fund") was held on August 17, 2006 for the following purpose:

    To approve a Distribution Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940.

    All shareholders of Service Shares of record at the close of business on June 16, 2006 were entitled to attend or submit proxies. As of the record date, Service Shares of the Prime Money Market Fund and the U.S. Government Money Market Fund had 2,683,545,716 and 870,102,545 shares outstanding, respectively. At the meeting, shareholders approved the Distribution Plan. The result of the voting for the proposal was as follows:

            1. To approve the Distribution Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940 for Service Shares of the Prime Money Market Fund.

                   VOTES FOR          VOTES AGAINST        VOTES ABSTAINED
                --------------        --------------       ---------------
                 2,577,105,146          3,188,338              227,387

            2. To approve the Distribution Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940 for Service Shares of the U.S. Government Money Market Fund.

                  VOTES FOR           VOTES AGAINST        VOTES ABSTAINED
                --------------        --------------       ---------------
                 833,040,154               514                 192,160

WILMINGTON FUNDS -- MONEY MARKET FUNDS
--------------------------------------
    EVALUATION AND APPROVAL OF INVESTMENT ADVISORY AND
    SUB-ADVISORY AGREEMENTS
--------------------------------------------------------------------------------

      At a meeting held on August 24, 2006, the Board of Trustees, including a majority of those trustees who are not "interested persons" as such term is defined in the 1940 Act ("Independent Trustees"), unanimously approved the continuation for an additional one-year period of the investment advisory agreement between WT Mutual Fund (the "Trust"), on behalf of the Wilmington Prime Money Market Fund, Wilmington Tax-Exempt Money Market Fund, and Wilmington U.S. Government Money Market Fund (each a "series"), and RSMC (the "RSMC Agreement"). The Trustees also unanimously approved the continuance of the sub-advisory agreement (the "WTIM Agreement" and with the RSMC Agreement, the "Agreements") among the Trust on behalf of each of the series, RSMC and Wilmington Trust Investment Management, LLC ("WTIM"), pursuant to which WTIM provides certain investment services, information, advice, assistance and facilities and performs research, statistical investment services. WTIM is a wholly owned subsidiary of Wilmington Trust Corporation which is under common control with RSMC and whose employees are also employees of RSMC.

      Before meeting to determine whether to approve the continuance of the Agreements, the Board had the opportunity to review written materials provided by RSMC and legal counsel to the Trust which contained information to help the Board evaluate the Agreements. The materials generally included information regarding (i) services performed for the Trust and one or more of its series,
(ii) the size and qualifications of RSMC's portfolio management staff, (iii) any potential or actual material conflicts of interest which may arise in connection with a portfolio manager's management of a series of the Trust, (iv) investment performance, (v) brokerage selection procedures, (vi) the procedures for allocating investment opportunities between a series and other clients, (vii) results of any independent audit or regulatory examination, including any recommendations or deficiencies noted, (viii) any litigation, investigation or administrative proceeding which may have a material impact on the adviser's or sub-adviser's ability to service the series, (ix) the compliance with a series' investment objective, policies and practices (including its code of ethics), federal securities laws and other regulatory requirements, and (x) its proxy voting policies. RSMC had provided information regarding the advisory fees received and an analysis of these fees in relation to the services to the series, the costs of providing such services, the profitability of the firm in general and any other ancillary benefit resulting from the adviser's or sub-adviser's relationship with the Trust. The Board also received a memorandum from Counsel to the Trust which outlined the duties of the Trustees when considering approval of an Investment Advisory Agreement. The Board considered and weighed their accumulated experience in governing the Trust and working with RSMC on matters relating to the Trust.

      During its deliberations on whether to approve the continuance of the Agreements, the Board considered many factors. The Board considered the nature, extent and quality of the services to be provided by RSMC. The Trustees considered the services provided to the series by RSMC as compared to services provided by other advisers which manage mutual funds with investment objectives, strategies and policies similar to those of the series. The Trustees concluded that the nature, extent and quality of the services provided by each adviser and sub-adviser to each series were appropriate and consistent with the terms of the Agreements, that the quality of those services had been consistent with industry norms and that the series were likely to benefit from the continued provision of those services. They also concluded that RSMC had sufficient personnel, with the appropriate education and experience, to serve the series effectively and had demonstrated its continuing ability to attract and retain qualified personnel.

WILMINGTON FUNDS -- MONEY MARKET FUNDS
--------------------------------------
    EVALUATION AND APPROVAL OF INVESTMENT ADVISORY AND
    SUB-ADVISORY AGREEMENTS -- CONTINUED
--------------------------------------------------------------------------------

      The Board considered the investment performance of each series and RSMC. The Board reviewed and considered comparative performance data and each series' performance relative to other mutual funds with similar investment objectives, strategies and policies, its respective benchmark index, and its Lipper peer group rankings. The Board also noted its review and evaluation of each series' investment performance on an on-going basis throughout the year. The Trustees considered the short-term and long-term performance of each series. They concluded that the performance of each series and RSMC was within an acceptable range of performance relative to other mutual funds with similar investment objectives, strategies and policies. It was noted that although the performance of some series lagged that of their peers for certain periods they concluded that RSMC had taken appropriate steps to address the under-performance and that relative performance is expected to improve.

      The Board considered the costs of the services provided by RSMC, the compensation and benefits received by RSMC in providing services to the series, as well as RSMC's profitability. In addition, the Board considered any direct or indirect revenues received by affiliates of the advisers and sub-advisers. The Board recognized that that RSMC's level of profitability is an important factor in providing service to the series. The Board was satisfied that RSMC's profits were sufficient to continue as a viable concern generally and as investment adviser of the series specifically. The Board concluded that RSMC's fees and profits derived from its relationship with the Trust in light of each series' expenses, were reasonable in relation to the nature and quality of the services provided, taking into account the fees charged by other advisers for managing comparable mutual funds with similar strategies. The Trustees also concluded that the overall expense ratio of each series was reasonable, taking into account the size of the series, the quality of services provided by RSMC, the investment performance of the series and the expense limitations agreed to by RSMC.

      The Trustees also considered the extent to which economies of scale would be realized relative to fee levels as each series grows, and whether the advisory fee levels reflect these economies of scale for the benefit of shareholders. The Board determined that economies of scale should be achieved at higher asset levels for all of the series for the benefit of shareholders due to certain break-points in the advisory fees. The Board recognized that any economies of scale achieved will be primarily due to the ability of the Trust and each series to spread its fixed costs across a larger asset base and not through negotiated breakpoints in their advisory fees.

      The Trustees considered whether any events have occurred that would constitute a reason for the Trustees not to renew the Agreements and concluded there were not. After consideration of all the factors, and taking into consideration the information presented during previous meetings of the Board, the Trustees determined that it would be in the best interests of each series and its shareholders to approve the continuation of the Agreements. In arriving at its decision, the Trustees did not identify any single matter as controlling, but made their determination in light of all the facts and circumstances.

WILMINGTON FUNDS -- MONEY MARKET FUNDS
--------------------------------------------------------------------------------
    TRUSTEES AND OFFICERS
--------------------------------------------------------------------------------

WT  Mutual  Fund  (the  "Trust")  is  governed  by  a  Board  of  Trustees  (the
"Trustees"). The primary responsibility of the Trustees of the Trust is to represent the interest of the Trust's shareholders and to provide oversight management of the Trust.

The following table presents certain information regarding the Trustees and Officers of the Trust. Each person listed under "Interested Trustee" below is an "interested person" of the Trust's investment advisers, within the meaning of the Investment Company Act of 1940, as amended (the "1940 Act"). Each person who is not an "interested person" of the Trust's investment advisers or the Trust within the meaning of the 1940 Act is referred to as an "Independent Trustee" and is listed under such heading below.

Unless specified otherwise, the address of each Trustee and Officer as it relates to the Trust is 1100 N. Market Street, Wilmington, DE 19890.

The Statement of Additional Information for the Trust contains additional information about the Trust's Trustees and is available, without charge, upon request, by calling (800) 336-9970 or by visiting the Funds' website at www.wilmingtonfunds.com.

INTERESTED TRUSTEES

                                                                                                    NUMBER OF
                                                                                                    FUNDS IN
                                                                               PRINCIPAL              FUND             OTHER
                            POSITION(S)       TERM OF OFFICE AND             OCCUPATION(S)           COMPLEX       DIRECTORSHIPS
        NAME AND             HELD WITH          LENGTH OF TIME                DURING PAST          OVERSEEN BY        HELD BY
      DATE OF BIRTH            TRUST                SERVED                    FIVE YEARS             TRUSTEE          TRUSTEE
------------------------  ---------------  -------------------------  ---------------------------  -----------  --------------------
NEIL WOLFSON 1            Trustee,         Shall serve at the         President of Wilmington          26               None
Date of Birth: 6/64       President and    pleasure of the Board      Trust Investment
                          Chief Executive  and until successor is     Management, LLC
                          Officer          elected and qualified.     ("WTIM") since
                                           Trustee since November     November 2006; Chief
                                           2005; President and        Investment Officer of
                                           Chief Executive Officer    WTIM from 2004 to
                                           since January 2006.        2006; Partner with
                                                                      KPMG from 1996 to
                                                                      2004.

ROBERT J. CHRISTIAN 2     Trustee          Shall serve until          Retired since February           26               None
Date of Birth: 2/49                        death, resignation or      2006. Executive Vice
                                           removal. Trustee           President and Chief
                                           since October 1998;        Investment Officer of
                                           President and              Wilmington Trust
                                           Chairman of the            Company from 1996 to
                                           Board from October         2005; President of
                                           1998 to January            Rodney Square
                                           2006.                      Management Corporation
                                                                      ("RSMC") from 1996 to
                                                                      2005; Vice President of
                                                                      RSMC from 2005 to
                                                                      2006.


_________________

1 Mr. Wolfson is an "Interested Trustee" by reason of his position as President of Wilmington Trust Investment Management, LLC ("WTIM"), an affiliate of RSMC.

2 Mr. Christian is an "Interested Trustee" by reason of his former position as President of RSMC, an investment adviser to the Trust. As of February 2006, Mr. Christian is no longer employed by RSMC but is considered an "Interested Trustee."

WILMINGTON FUNDS -- MONEY MARKET FUNDS
--------------------------------------------------------------------------------
    TRUSTEES AND OFFICERS -- CONTINUED
--------------------------------------------------------------------------------

INDEPENDENT TRUSTEES

                                                                                                    NUMBER OF
                                                                                                    FUNDS IN
                                                                               PRINCIPAL              FUND             OTHER
                            POSITION(S)       TERM OF OFFICE AND             OCCUPATION(S)           COMPLEX       DIRECTORSHIPS
        NAME AND             HELD WITH          LENGTH OF TIME                DURING PAST          OVERSEEN BY        HELD BY
      DATE OF BIRTH            TRUST                SERVED                    FIVE YEARS             TRUSTEE          TRUSTEE
------------------------  ---------------  -------------------------  ---------------------------  -----------  --------------------
ROBERT ARNOLD             Trustee          Shall serve until death,   Founder and co-manager,          26       First Potomac Realty
Date of Birth: 3/44                        resignation or removal.    R. H. Arnold & Co., Inc.                  Trust (real estate
                                           Trustee since May 1997.    (investment banking                       investment trust).
                                                                      company) since 1989.

DR. ERIC BRUCKER          Trustee          Shall serve until death,   Professor of Economics,          26               None
Date of Birth: 12/41                       resignation or removal.    Widener University since
                                           Trustee since October      July 2004; formerly,
                                           1999.                      Dean, School of Business
                                                                      Administration of
                                                                      Widener University from
                                                                      2001 to 2004.

NICHOLAS GIORDANO         Trustee and      Shall serve until death,   Consultant, financial            26       Kalmar Pooled
Date of Birth: 3/43       Chairman of the  resignation or removal.    services organizations                    Investment Trust;
                          Board            Trustee since October      from 1997 to present.                     Independence Blue
                                           1998.                                                                Cross; and IntriCon
                                                                                                                Corporation
                                                                                                                (industrial furnaces
                                                                                                                and ovens).

LOUIS KLEIN, JR.          Trustee          Shall serve until death,   Self-employed financial          31       CRM Mutual Fund
Date of Birth: 5/35                        resignation or removal.    consultant since 1991.                    Trust (since June
                                           Trustee since October                                                2005); WHX
                                           1999.                                                                Corporation
                                                                                                                (industrial
                                                                                                                manufacturer).

JOHN J. QUINDLEN          Trustee          Shall serve until death,   Retired since 1993.              26               None
Date of Birth: 5/32                        resignation or removal.
                                           Trustee since October
                                           1999.

MARK A. SARGENT           Trustee          Shall serve until death,   Dean and Professor of            26               None
Date of Birth: 4/51                        resignation or removal.    Law, Villanova University
                                           Trustee since November     School of Law since July
                                           2001.                      1997.

WILMINGTON FUNDS -- MONEY MARKET FUNDS
--------------------------------------------------------------------------------
    TRUSTEES AND OFFICERS -- CONTINUED
--------------------------------------------------------------------------------

EXECUTIVE OFFICERS

                                                                                                    NUMBER OF
                                                                                                    FUNDS IN
                                                                               PRINCIPAL              FUND             OTHER
                            POSITION(S)       TERM OF OFFICE AND             OCCUPATION(S)           COMPLEX       DIRECTORSHIPS
        NAME AND             HELD WITH          LENGTH OF TIME                DURING PAST          OVERSEEN BY        HELD BY
      DATE OF BIRTH            TRUST                SERVED                    FIVE YEARS             TRUSTEE          TRUSTEE
------------------------  ---------------  -------------------------  ---------------------------  -----------  --------------------
CLAYTON M. ALBRIGHT       Vice President   Shall serve at the         Vice President, WTIM              N/A            N/A
1100 North Market Street                   pleasure of the Board      since 2006; Vice
Wilmington, DE 19890                       and until successor is     President, RSMC since
Date of Birth: 9/53                        elected and qualified.     2001; Vice President,
                                           Officer since October      Wilmington Trust
                                           1998.                      Company since 1997.

JOSEPH M. FAHEY, JR.      Vice President   Shall serve at the         Vice President, RSMC              N/A            N/A
1100 North Market Street                   pleasure of the Board      since 1992.
Wilmington, DE 19890                       and until successor is
Date of Birth: 1/57                        elected and qualified.
                                           Officer since November
                                           1999.

JOHN J. KELLEY            Vice President,  Shall serve at the         Vice President of RSMC            N/A            N/A
1100 North Market Street  Chief Financial  pleasure of the Board      since July 2005; Vice
Wilmington, DE 19890      Officer,         and until successor is     President of PFPC Inc.
Date of Birth: 9/59       Treasurer &      elected and qualified.     from January 2005 to July
                          Secretary        Officer since September    2005; Vice President of
                                           2005.                      Administration, 1838
                                                                      Investment Advisors, LP
                                                                      from 1999 to 2005; Chief
                                                                      Compliance Officer, 1838
                                                                      Investment Advisors, LP
                                                                      from 2004 to 2005.

WILLIAM P. RICHARDS, JR.  Vice President   Shall serve at the         Managing Director,                N/A            N/A
100 Wilshire Boulevard                     pleasure of the Board      Roxbury Capital
Suite 1000                                 and until successor is     Management LLC
Santa Monica, CA 90401                     elected and qualified.     (registered investment
Date of Birth: 11/36                       Officer since November     adviser) since 1998.
                                           2004.

ANNA M. BENCROWSKY        Chief            Shall serve at the         Chief Compliance                  N/A            N/A
1100 North Market Street  Compliance       pleasure of the Board      Officer, RSMC since
Wilmington, DE 19890      Officer          and until successor is     2004; Vice President and
Date of Birth: 5/51                        elected and qualified.     Chief Compliance
                                           Officer since September    Officer, 1838 Investment
                                           2004.                      Advisors, LP from 1998
                                                                      to 2004.

WILMINGTON FUNDS -- MONEY MARKET FUNDS
--------------------------------------

--------------------------------------------------------------------------------

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Trust used to determine how to vote proxies relating to securities held in the Trust's portfolios is available without charge on the SEC's website at http://www.sec.gov. Information regarding how the investment adviser voted proxies for the most recent twelve month period ended June 30, 2006 is available without charge on the SEC's website listed above.

                                    TRUSTEES
                                Robert H. Arnold
                                Dr. Eric Brucker
                               Robert J. Christian
                              Nicholas A. Giordano
                                Louis Klein, Jr.
                                John J. Quindlen
                                 Mark A. Sargent
                                  Neil Wolfson
                                ----------------

                                    OFFICERS
                            Neil Wolfson, PRESIDENT/
                             CHIEF EXECUTIVE OFFICER
                         John J. Kelley, VICE PRESIDENT/
                 CHIEF FINANCIAL OFFICER/TREASURER AND SECRETARY
                       Clayton M. Albright, VICE PRESIDENT
                      Joseph M. Fahey, Jr., VICE PRESIDENT
                    William P. Richards, Jr., VICE PRESIDENT
                  Anna M. Bencrowsky, CHIEF COMPLIANCE OFFICER
                                ----------------

                               INVESTMENT ADVISER
                                AND ADMINISTRATOR
                      Rodney Square Management Corporation
                            1100 North Market Street
                              Wilmington, DE 19890
                                ----------------

                                    CUSTODIAN
                            Wilmington Trust Company
                            1100 North Market Street
                              Wilmington, DE 19890
                                ----------------

                               SUB-ADMINISTRATOR,
                               TRANSFER AGENT AND
                                ACCOUNTING AGENT
                                    PFPC Inc.
                              301 Bellevue Parkway
                              Wilmington, DE 19809
                                ----------------

THIS SEMI-ANNUAL REPORT IS AUTHORIZED FOR DISTRIBUTION ONLY TO SHAREHOLDERS AND TO OTHERS WHO HAVE RECEIVED A CURRENT PROSPECTUS OF THE WILMINGTON MONEY MARKET FUNDS -- INSTITUTIONAL SHARES, SERVICE SHARES OR W SHARES.

MONEY-SEMI-12/06

                                                                      WILMINGTON
                                                                           FUNDS

--------------------------------------------------------------------------------
FIXED INCOME FUNDS
--------------------------------------------------------------------------------

            o     SHORT/INTERMEDIATE-TERM BOND

            o     BROAD MARKET BOND

            o     MUNICIPAL BOND


                                   SEMI ANNUAL
                                December 31, 2006

--------------------------------------------------------------------------------

WILMINGTON FUNDS -- FIXED INCOME FUNDS
--------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

CONTENTS                                                                   page

President's Message .....................................................      2

Expense Disclosure ......................................................     11

Disclosure of Portfolio Holdings ........................................     13

Investments .............................................................     15

Financial Statements ....................................................     31


                                                                           page

Financial Highlights ....................................................     35

Notes to Financial Statements ...........................................     41

Evaluation and Approval of Investment
Advisory and Sub-Advisory Agreements ....................................     47

Trustees and Officers ...................................................     49

--------------------------------------------------------------------------------

DESCRIPTION OF INDICES

It is not possible to invest directly in an index. All indices represented are unmanaged.

All indices assume the reinvestment of dividends and interest income unless otherwise noted.

FTSE NAREIT(R) EQUITY INDEX is a market-value weighted unmanaged index based upon the last closing price of the month for tax-qualified real estate investment trusts currently trading on the New York Stock Exchange, the NASDAQ National Market System and the American Stock Exchange.

LEHMAN U.S. CREDIT INDEX is an unmanaged index of USD-denominated, investment-grade, fixed-rate, taxable bond market of SEC-registered securities. The index includes bonds from the Corporate sector with maturities of 1 year or greater.

LEHMAN U.S. GOVERNMENT/CREDIT INDEX is an unmanaged index of USD-denominated, investment-grade, fixed-rate, taxable bond market of SEC-registered securities. The index includes bonds from the Treasury, Government-Related, and Corporate sector with maturities of 1 year or greater.

LEHMAN U.S. INTERMEDIATE GOVERNMENT/CREDIT INDEX is an unmanaged index of USD-denominated, investment-grade, fixed-rate, taxable bond market of SEC-registered securities. The index includes bonds from the Treasury, Government-Related and Corporate sectors with a maturity range between 1 and 10 years.

LEHMAN U.S. MUNICIPAL INDEX is an unmanaged index that tracks performance of the USD-denominated long term tax exempt bond market. The Index has four main sectors: state and local general obligation bonds, revenue bonds, Insured bonds, and prerefunded bonds.

LEHMAN U.S. SHORT/INTERMEDIATE MUNICIPAL INDEX is an unmanaged index that tracks performance of municipal bonds issued after December 31, 1990 with remaining maturities between 1 and 10 years and at least $7 million in outstanding principal.

LEHMAN U.S. AGGREGATE INDEX is an unmanaged index of USD-denominated, investment-grade, fixed-rate, taxable bond market of SEC-registered securities. The index includes bonds from the Treasury, Government-Related, Corporate, MBS, ABS and CMBS sectors.

LEHMAN U.S. CORPORATE HIGH-YIELD INDEX is an unmanaged index of the USD-denominated, non-investment grade, fixed-rate, taxable corporate bond market. Securities are classified as high-yield if the middle rating of Moody's, Fitch and S&P is Ba1/BB+/BB+ or below.

MERRILL LYNCH OPTION VOLATILITY ESTIMATE INDEX (MOVE(TM)) is a yield curve weighted index of the normalized implied volatility on 1-month Treasury options.

MERRILL LYNCH 1-10 YEAR U.S. TREASURY INDEX is an unmanaged index of fixed-rate coupon bearing U.S. Treasury securities with a maturity range of 1 to 10 years.

MERRILL LYNCH U.S. TREASURY MASTER INDEX is an unmanaged index of fixed-rate coupon bearing U.S. Treasury securities with a maturity range of 1 to 30 years.

WILMINGTON FUNDS -- FIXED INCOME FUNDS
--------------------------------------
   PRESIDENT'S MESSAGE
--------------------------------------------------------------------------------

DEAR SHAREHOLDER:

      After raising its target rate for short-term interest 17 times between the spring of 2004 and the spring of 2006, the Federal Reserve's Open Market Committee (the "Federal Reserve" or "Fed") held its target rate steady at 5.25% during the six months ended December 31, 2006. In the wake of the Fed's campaign for higher rates, the housing market and auto sales both slowed significantly, feeding worries about the economy's ability to sidestep recession. Those concerns appeared to be validated by the rate of third-quarter economic growth, which registered a modest 2.0% on a real (inflation-adjusted) annual basis. But the pace of growth rebounded in the fourth quarter to 3.5%, according to an initial government estimate. Meanwhile, the rate of inflation eased during the half-year, as the price of oil dropped about 20% from its peak. Fed policymakers said they remained on the lookout for higher inflation, which could spring from a tight labor market, but investors showed few signs of worry. They bid up the prices of most financial assets during the period.

BONDS DELIVER GOOD PERFORMANCE

      In the bond market, yields generally declined during the six months ended December 31, 2006. Falling yields pushed bond prices higher, and the rise in prices, combined with the interest income paid by the securities, led most bonds to record strong six-month total returns. The Lehman Aggregate Index, a proxy for the overall market for taxable investment-grade bonds, returned 5.09%, while the Lehman Short/Intermediate Municipal Index, which measures the performance of tax-exempt bonds, returned 3.30%. In both the taxable and municipal bond markets, investors embraced low-quality debt; the Lehman High Yield Index of taxable issues returned 8.44%, while the below-investment-grade securities in the Lehman Municipal Index returned an average of 5.67%. The yield advantage that investment-grade corporate bonds offer over U.S. Treasury obligations with similar maturities declined during the period, as investors sought higher-yielding securities. The compression in the "yield spread" helped corporate bonds to comfortably outperform Treasuries.

TAXABLE YIELD CURVE REMAINS INVERTED

      As 2007 got under way, bond investors faced some unusual market conditions. Among these, the shape of the yield curve in the taxable bond market was the most obvious. The yields of longer-term bonds fell below those of shorter-term bonds--an unusual occurrence known to professional investors as an "inversion in the yield curve"--in the middle of the summer. They have remained lower ever since. At year-end, the yield on 10-year U.S. Treasury notes stood at 4.71%, more than 0.5% below the Fed's 5.25% target rate for overnight loans between banks. There are a few common explanations for the low levels of longer-term rates. One explanation is that investors believe a slowing economy will force the Fed to cut short-term rates. Another is that the strong demand of foreign central banks for U.S. dollar instruments is holding down longer-term rates. Finally, there is a sense that inflation is under control. Whatever the reasons, we believe longer-term bonds yields are relatively low, and bond prices, which move in the opposite direction of bond yields, are relatively high.

MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE

WILMINGTON SHORT/INTERMEDIATE-TERM BOND FUND & BROAD MARKET BOND FUND

      The Wilmington Short/Intermediate-Term Bond Fund ("Short/Intermediate Fund") and Wilmington Broad Market Bond Fund ("Broad Market Fund") are designed to give shareholders broad exposure to the dynamics of the taxable fixed income bond market with a stable flow of income and minimization of risk. This goal is accomplished

WILMINGTON FUNDS -- FIXED INCOME FUNDS
--------------------------------------
   PRESIDENT'S MESSAGE -- CONTINUED
--------------------------------------------------------------------------------

by applying a disciplined and systematic investment process to actively manage a core portfolio of investment grade notes and bonds from a wide range of taxable market sectors. The major difference between the Short/Intermediate Fund and Broad Market Fund is the exposure to interest rate risk. The Short/Intermediate Fund has the lower risk exposure to interest rates and finished the semi-annual period with an effective duration of 3.26 years. The Broad Market Fund had an effective duration of 4.77 years at the same point in time.

      Over the last 6 months of 2006 the economy was dominated by the economic environment left behind in the wake of 17 increases in the Federal Funds rate by the Federal Reserve's Open Market Committee (the "Federal Reserve" or "Fed"). Those interest rate changes had pushed overnight interest rates from 1.00% to 5.25%. With the Federal Reserve holding the line, the bond market performed very well over the past six months. The Lehman U.S. Government/Credit Index added nearly 5%, erasing the loss posted during the first six months of 2006.

      The bond market's good fortune was largely attributable to three major factors. First, the Federal Reserve paused after seventeen consecutive meetings where overnight rates had been increased. Second, the economy began giving mixed signals that economic growth was slowing and finally, inflation pressures seemed to relax as commodity prices retreated.

      The Fed made it clear that they were largely "data dependent" and that future rate actions would be the result of trends in the underlying flow of financial information. Of note, however, is that each of the meetings during the six month period did not produce unanimous decisions. Governor Jeffrey Lacker of the Richmond Fed dissented believing that rates should be pushed higher to thwart inflation.

      With the Federal Reserve shifting its focus to the stream of incoming data, the landscape during the period from July to September began showing a very mixed picture which largely depended upon where one stood relative to the housing market. Housing starts continued to free-fall during the third quarter reaching an annual pace of just 1.66 million, down from 2.27 million at the start of the year. Housing affordability declined, largely reflecting the increase in mortgage rates experienced during the first half of 2006. The average price of an existing home sold declined for the first time on a year-over-year basis in eleven years. Behind all of this was a growing inventory of unsold homes. No matter how one looked at it, the housing market offered few positive stories.

      Outside of housing, the scene was considerably brighter. Employment growth held steady even though the absolute levels were not spectacular. GDP growth for the second quarter was up 2.6% also reflecting solid if not abundant activity. Oil prices broke down sending prices at the gas pumps down dramatically in September. While residential real estate was having a difficult time, commercial real estate was enjoying a period of significant growth as shown by the FTSE NAREIT Index which was up 9% in the three months ended August 31. Surveys of consumer attitudes and business activity were generally positive although the Philadelphia Fed Survey, released late in the third quarter, broke ranks, with a reading below 0 indicating contraction.

      The yield curve inverted (3-Month T-Bill yield exceeding 10-Year Treasury yield) in the middle of July and reached a differential of as much as 38 basis points by late September. This situation often is considered a major recession warning sign. Bank lending operations become much less profitable prompting a slowing in credit expansion which ultimately causes economic activity to decline. However, the Federal Reserve has been studying the issue, releasing working papers indicating that the level of inversion and the absolute level of rates are both key ingredients. By historic standards, the absolute level of rates remains fairly low mitigating some of the danger that a recession will develop.

WILMINGTON FUNDS -- FIXED INCOME FUNDS
--------------------------------------
   PRESIDENT'S MESSAGE -- CONTINUED
--------------------------------------------------------------------------------

      Yields during the last quarter of the year actually moved slightly higher. For much of the quarter, the markets confronted a growing chasm between the views of the Fed and the price action of the capital markets. The Fed contended that the current slowdown in the economy would not last while others looked at the declines in housing and manufacturing as the beginning of a period of sustained weakness that would necessitate aggressive rate cutting by the Fed. The market was guided by the latter view for the first two months of the quarter but economic data throughout December seemed to support the Fed's case and yield levels retreated from the quarter's lows. At the end of the quarter, yields on 2-Year Treasury Notes were 13 basis points higher than they were at the start while 10-Year Treasury Notes yielded 4.71%, an 8 basis point increase.

      One aspect of the fixed income market at the end of 2006 is the number of ways it is priced at extreme levels. For example, volatility has been declining for some time and will enter 2007 at what could be considered an extreme level. The Merrill Lynch Option Volatility (MOVE) Index will finish the year at the low end of its six-year range.

      Another area where the bond market finds itself priced to perfection is in the credit markets. The yield advantage that corporate bonds offer over Treasury obligations has continued to tighten during 2006, with the high yield market displaying the most aggressive price action. The option adjusted spread on the Lehman U.S. Credit Index narrowed six basis points from 87 basis points to 81 basis points during the final calendar quarter. This enabled excess returns for the quarter to reach about 60 basis points which was almost half of the full year excess return gain of 116 basis points. The Financial sector bested Utilities and Industrials as earnings growth continued to be quite strong for brokers and commercial banks. The results in the high yield market were nothing short of spectacular. Total returns rivaled the equity markets and excess returns approached 8.5%.

      The credit markets find themselves in an extended state of nirvana. Issuance has been on the rise as firms find it more difficult to meet their capital needs with internally generated cash. However, strong earnings gains and relatively well managed balance sheets are keeping credit conditions from deteriorating.

      Given this environment, we will examine the strategies employed by each of the Funds.

WILMINGTON SHORT/INTERMEDIATE-TERM BOND FUND

      The Short/Intermediate Fund performed well over the six months. The Institutional Shares of the Short/Intermediate Fund had total returns of 3.08% and 1.33% during the third and fourth quarters, respectively, and finished the six-month period with a total return of 4.45% which was ahead of its benchmark. The Lehman U.S. Intermediate Government/Credit Index had returns of 3.19% and 1.03% during the third and fourth quarters, respectively, and finished with a return of 4.26% over the six months. The Short/Intermediate Fund outperformed its Lipper Short/Intermediate Investment Grade Debt Funds peer group by placing in the 14 th percentile for the one year period ending December 31, 2006.

      The Fund's performance reflected several tactical moves which added value during the six-month period. At the outset of the period, duration levels were slightly below benchmark but these were extended during the third quarter of 2006 to exceed the benchmark. This helped the portfolio performance as interest rates moved lower. During the fourth quarter, we turned more defensive as the market's belief that the Fed would likely cut interest rates did not appear correct. With the economy showing signs of strength during December, the market began to come back in line with our own view and interest rates headed higher. At the end of December, the Fund was roughly 8% behind the duration of its benchmark. This shift was largely accomplished by selling securities in the lower yielding belly of the curve and adding to our holdings of short maturity securities where rates were actually higher due to the inversion in the yield curve.

WILMINGTON FUNDS -- FIXED INCOME FUNDS
--------------------------------------
   PRESIDENT'S MESSAGE -- CONTINUED
--------------------------------------------------------------------------------

      Finally, tactical shifts were also made to sector weightings. The Fund's overweight to corporate bonds was dropped as the credit spreads on this sector continued to tighten to levels where we felt risk premiums were too low. At the same time, allocations to U.S. Government Agency and Mortgage-Backed securities were increased.

                                   SHORT/INTERMEDIATE-TERM BOND FUND

--------------------------------------------------------------------------------------------------------

                                                                 Average Annual Total Returns
                                                      --------------------------------------------------
                                                       SIX                                      SINCE
                                                      MONTHS   1 YEAR   5 YEARS   10 YEARS   INCEPTION 1
                                                      ------   ------   -------   --------   -----------
Short/Intermediate-Term Bond Fund
 -- Institutional Shares                              4.45%    4.34%     4.26%     5.47%         NA
 -- A Shares 2 (with sales charge) 3                  2.22%    1.91%      NA         NA         1.70%
 -- A Shares 2 at NAV                                 4.34%    3.97%      NA         NA         2.35%
Lehman U.S. Intermediate Government/Credit Index      4.26%    4.08%     4.52%     5.80%        3.06%
Merrill Lynch 1-10 Year U.S. Treasury Index           3.66%    3.58%     3.62%     5.30%        2.47%

--------------------------------------------------------------------------------------------------------

____________

      PERFORMANCE QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE. SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. TOTAL RETURNS WOULD BE LOWER HAD CERTAIN FEES AND EXPENSES NOT BEEN WAIVED AND/OR REIMBURSED. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THAT SHOWN HERE. PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END IS AVAILABLE BY CALLING 800-336-9970.

      AN INVESTMENT IN THE FUND IS NOT INSURED BY THE FDIC OR ANY OTHER GOVERNMENTAL AGENCY, IS NOT A DEPOSIT OF OR OTHER OBLIGATION OF OR GUARANTEED BY WILMINGTON TRUST OR ANY OTHER BANK OR ENTITY, AND IS SUBJECT TO RISKS INCLUDING A POSSIBLE LOSS OF THE PRINCIPAL AMOUNT INVESTED.

1     NO SINCE  INCEPTION  RETURN  IS  PROVIDED  FOR  FUNDS  THAT  HAVE  BEEN IN
      EXISTENCE MORE THAN TEN YEARS. THE SINCE INCEPTION RETURNS SHOWN FOR A SHARES ARE FOR THE PERIOD OCTOBER 7, 2003 THROUGH DECEMBER 31, 2006. THE SINCE INCEPTION RETURNS PROVIDED FOR THE INDICES ARE FOR THE PERIOD OCTOBER 31, 2003 THROUGH DECEMBER 31, 2006.

2     FORMERLY, INVESTOR SHARES.

3     PERFORMANCE  REFLECTS THE DEDUCTION OF THE 2.00% MAXIMUM  FRONT-END  SALES
      CHARGE.

WILMINGTON FUNDS -- FIXED INCOME FUNDS
--------------------------------------
   PRESIDENT'S MESSAGE -- CONTINUED
--------------------------------------------------------------------------------

WILMINGTON BROAD MARKET BOND FUND

      The Broad Market Fund performed well over the six months. The Institutional Shares of the Fund had total returns of 3.71% and 1.67% during the third and fourth quarters, respectively, and finished the six-month period with a total return of 5.44%. This compares well to the Lehman U.S. Government/Credit Index which had returns of 3.91% and 1.03% during the same two quarters, respectively, and finished with a return of 4.99% over the six months. Performance against the Lipper Intermediate Investment Grade Debt Funds peer group was also good. The Fund placed in the 17th percentile for the one year period ending December 31, 2006.

      The Fund's performance reflected several tactical moves which added value during the six-month period. At the outset of the period, duration levels were slightly below benchmark but these were extended during the third quarter of 2006 to exceed the benchmark. This helped the portfolio performance as interest rates moved lower. During the fourth quarter, we turned more defensive as the market's belief that the Fed would likely cut interest rates did not appear correct. With the economy showing signs of strength during December, the market began to come back in line with our own view and interest rates headed higher. At the end of December, the Fund was roughly 5% behind the duration of its benchmark. This shift was largely accomplished by selling securities in the lower yielding belly of the curve and adding to our holdings of short maturity securities where rates were actually higher due to the inversion in the yield curve.

      Finally, tactical shifts were also made to sector weightings. The Fund's overweight to corporate bonds was dropped as the credit spreads on this sector continued to tighten to levels where we felt risk premiums were too low. At the same time allocations to U.S. Government Agency and Mortgage-Backed securities were increased.

      The following performance table compares the Broad Market Fund and its predecessor, the Bond Fund (a collective investment fund), with that of the Lehman U.S. Government/Credit Index and the Merrill Lynch U.S. Treasury Master Index.

WILMINGTON FUNDS -- FIXED INCOME FUNDS
--------------------------------------
   PRESIDENT'S MESSAGE -- CONTINUED
--------------------------------------------------------------------------------

                                         BROAD MARKET BOND FUND

--------------------------------------------------------------------------------------------------------

                                                                 Average Annual Total Returns
                                                      --------------------------------------------------
                                                       SIX                                     SINCE
                                                      MONTHS   1 YEAR   5 YEARS   10 YEARS   INCEPTION 1
                                                      ------   ------   -------   --------   -----------
Broad Market Bond Fund
 -- Institutional Shares                              5.44%    4.62%     4.82%     5.89%         NA
 -- A Shares 2 (with sales charge) 3                  3.35%    2.38%       NA        NA         2.64%
 -- A Shares 2 at NAV                                 5.43%    4.49%       NA        NA         4.69%
Lehman U.S. Government/Credit Index                   4.99%    3.78%     5.17%     6.26%        3.78%
Merrill Lynch U.S. Treasury Master Index              4.39%    3.14%     4.60%     5.96%        3.14%

--------------------------------------------------------------------------------------------------------

____________

      PERFORMANCE QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE. SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. TOTAL RETURNS WOULD BE LOWER HAD CERTAIN FEES AND EXPENSES NOT BEEN WAIVED AND/OR REIMBURSED. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THAT SHOWN HERE. PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END IS AVAILABLE BY CALLING 800-336-9970.

      AN INVESTMENT IN THE FUND IS NOT INSURED BY THE FDIC OR ANY OTHER GOVERNMENTAL AGENCY, IS NOT A DEPOSIT OF OR OTHER OBLIGATION OF OR GUARANTEED BY WILMINGTON TRUST OR ANY OTHER BANK OR ENTITY, AND IS SUBJECT TO RISKS INCLUDING A POSSIBLE LOSS OF THE PRINCIPAL AMOUNT INVESTED.

1 NO SINCE INCEPTION RETURN IS PROVIDED FOR FUNDS THAT HAVE BEEN IN EXISTENCE MORE THAN TEN YEARS. THE SINCE INCEPTION RETURNS SHOWN FOR THE A SHARES ARE FOR THE PERIOD DECEMBER 20, 2005 THROUGH DECEMBER 31, 2006. THE SINCE INCEPTION RETURNS PROVIDED FOR THE INDICES ARE FOR THE PERIOD DECEMBER 31, 2005 THROUGH DECEMBER 31, 2006.

2     FORMERLY, INVESTOR SHARES.

3     PERFORMANCE  REFLECTS THE DEDUCTION OF THE 2.00% MAXIMUM  FRONT-END  SALES
      CHARGE.

WILMINGTON FUNDS -- FIXED INCOME FUNDS
--------------------------------------
   PRESIDENT'S MESSAGE -- CONTINUED
--------------------------------------------------------------------------------

WILMINGTON MUNICIPAL BOND FUND

      The Wilmington Municipal Bond Fund (the "Fund") is an intermediate, high quality Fund designed to produce a high level of income that is exempt from Federal income taxes while seeking preservation of capital. The basic investment strategy is to identify and purchase the undervalued sectors of the municipal market. The Fund will normally be fully invested with an average maturity in the 5 to 10 year range.

      On December 31, 2006, the Fund had an average effective maturity of 5.41 years, a duration of 4.52 years, and an average coupon of 5.11%, versus the target Lehman U.S. Short/Intermediate Municipal Index, which had an average effective maturity of 4.48 years, a duration of 3.86 years and an average coupon of 5.11%.

      Performance for Institutional Shares of the Fund for the semi-annual period ending December 31, 2006 was 3.70%, versus the Lipper Intermediate Municipal Debt Funds peer group of 3.55% and the Lehman Short/Intermediate Municipal Index of 3.30%. The decision to modify the Fund's previous barbell strategy, coupled with a longer duration, contributed to the bulk of its outperformance. The Fund's barbell was modified by slowly shifting to an uneven ladder (overweighting and underweighting maturities in the belly of the curve). To finance this modification, the Fund invested much of its cash and sold securities due to mature in 2007. Further value was added by underweighting the pre-refunded and utility sectors and overweighting the health care sector.

      During the period, the municipal curve did not become inverted as did the taxable market, but it did become very flat on the front of the curve with only a few basis points separating the yields of 1-day through 6-year maturities. The graph below demonstrates the curve flattening that occurred during the period as the 5-year yield decreased 30 basis points to 3.54%, the 10-year decreased 46 basis points to end at a 3.68% and the 20-year decreased 51 basis points to end at a 3.97%. The positively sloped municipal yield curve became "the slope of last resort" during the period and new entrants in the municipal market purchased longer-dated bonds with a vengeance. The big participants included foreign investors, proprietary Wall Street trading desks, hedge funds and bond funds using tender option bonds to add leverage. The spread between the yields of 2- and 30-year municipals narrowed another 15 basis points during the quarter, ending at 55 basis points--the tightest spread in history.

WILMINGTON FUNDS -- FIXED INCOME FUNDS
--------------------------------------
   PRESIDENT'S MESSAGE -- CONTINUED
--------------------------------------------------------------------------------


 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

         6/30/06 Curve     12/29/06 Curve

1            3.68               3.50
2            3.73               3.52
3            3.77               3.54
4            3.80               3.54
5            3.84               3.54
6            3.88               3.55
7            3.95               3.58
8            4.02               3.61
9            4.08               3.64
10           4.14               3.68
11           4.18               3.73
12           4.23               3.77
13           4.27               3.81
14           4.31               3.84
15           4.34               3.87
16           4.37               3.89
17           4.40               3.91
18           4.42               3.93
19           4.45               3.95
20           4.48               3.97

               YEARS TO MATURITY

      Source: Thompson Financial - Municipal Market Data ("MMD")



                                          MUNICIPAL BOND FUND

--------------------------------------------------------------------------------------------------------

                                                                 Average Annual Total Returns
                                                      --------------------------------------------------
                                                       SIX                                      SINCE
                                                      MONTHS   1 YEAR   5 YEARS   10 YEARS   INCEPTION 1
                                                      ------   ------   -------   --------   -----------
Municipal Bond Fund
 -- Institutional Shares                              3.70%    3.80%     3.76%     4.32%         NA
 -- A Shares 2 (with sales charge) 3                  1.50%    1.50%      NA         NA         1.76%
 -- A Shares 2 at NAV                                 3.59%    3.55%      NA         NA         3.76%
Lehman U.S. Short/Intermediate Municipal Index        3.30%    3.57%     4.00%     4.67%        3.57%

--------------------------------------------------------------------------------------------------------

____________

      PERFORMANCE QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE. SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. TOTAL RETURNS WOULD BE LOWER HAD CERTAIN FEES AND EXPENSES NOT BEEN WAIVED AND/OR REIMBURSED. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THAT SHOWN HERE. PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END IS AVAILABLE BY CALLING 800-336-9970.

      AN INVESTMENT IN THE FUND IS NOT INSURED BY THE FDIC OR ANY OTHER GOVERNMENTAL AGENCY, IS NOT A DEPOSIT OF OR OTHER OBLIGATION OF OR GUARANTEED BY WILMINGTON TRUST OR ANY OTHER BANK OR ENTITY, AND IS SUBJECT TO RISKS INCLUDING A POSSIBLE LOSS OF THE PRINCIPAL AMOUNT INVESTED.

1 NO SINCE INCEPTION RETURN IS PROVIDED FOR FUNDS THAT HAVE BEEN IN EXISTENCE MORE THAN TEN YEARS. THE SINCE INCEPTION RETURNS SHOWN FOR THE A SHARES ARE FOR THE PERIOD DECEMBER 20, 2005 THROUGH DECEMBER 31, 2006 AND THE SINCE INCEPTION RETURN FOR THE INDEX IS FOR THE PERIOD DECEMBER 31, 2005 THROUGH DECEMBER 31, 2006.

2     FORMERLY, INVESTOR SHARES.

3     PERFORMANCE  REFLECTS THE DEDUCTION OF THE 2.00% MAXIMUM  FRONT-END  SALES
      CHARGE.

WILMINGTON FUNDS -- FIXED INCOME FUNDS
--------------------------------------
   PRESIDENT'S MESSAGE -- CONTINUED
--------------------------------------------------------------------------------

      We invite your comments and questions and thank you for your investment in the Wilmington Fixed Income Funds. We look forward to reviewing our investment outlook and strategy with you in our next report to shareholders.

                                                          Sincerely,

                                                          /s/Neil Wolfson

                                                          Neil Wolfson
                                                          President

January 24, 2007

YOU SHOULD CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES AND EXPENSES OF THE FUNDS CAREFULLY BEFORE INVESTING. A PROSPECTUS WITH THIS AND OTHER INFORMATION MAY BE OBTAINED BY CALLING 800-336-9970 OR VISITING THE FUNDS' WEBSITE AT WWW.WILMINGTONFUNDS.COM. THE PROSPECTUS SHOULD BE READ CAREFULLY BEFORE INVESTING.

MR.  WOLFSON'S  COMMENTS  REFLECT  THE  INVESTMENT   ADVISER'S  VIEWS  GENERALLY
REGARDING THE MARKET AND THE ECONOMY, WERE CURRENT AS OF THE DATE OF THIS LETTER, AND ARE SUBJECT TO CHANGE AT ANY TIME.

DISTRIBUTED BY PROFESSIONAL FUNDS DISTRIBUTOR, LLC.

SEE FINANCIAL HIGHLIGHTS.

WILMINGTON FUNDS -- FIXED INCOME FUNDS
--------------------------------------
   EXPENSE DISCLOSURE (UNAUDITED)
--------------------------------------------------------------------------------

DISCLOSURE OF FUND EXPENSES

The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of a Fund, you incur ongoing costs, including management fees and other Fund expenses. A Fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Tables below illustrate your Fund's costs in two ways.

      o ACTUAL FUND RETURN. The first line of each table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during the period.

      o HYPOTHETICAL 5% RETURN. The second line of each table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees, if any. Therefore, the second line of each table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included your costs would have been higher. The "Annualized Expense Ratio" reflects the actual expenses for the period indicated.

WILMINGTON FUNDS -- FIXED INCOME FUNDS
--------------------------------------
   EXPENSE DISCLOSURE (UNAUDITED) -- CONTINUED
--------------------------------------------------------------------------------

FOR THE PERIOD JULY 1, 2006 TO DECEMBER 31, 2006

EXPENSE TABLES

                                                                BEGINNING     ENDING                    EXPENSES
                                                                 ACCOUNT      ACCOUNT     ANNUALIZED      PAID
                                                                  VALUE        VALUE        EXPENSE      DURING
                                                                 7/1/06      12/31/06        RATIO       PERIOD*
                                                                ---------    ---------    ----------    --------
SHORT/INTERMEDIATE-TERM BOND FUND - INSTITUTIONAL SHARES
Actual Fund Return .........................................    $1,000.00    $1,044.50       0.61%        $3.14
Hypothetical 5% Return Before Expenses .....................     1,000.00     1,022.13       0.61%         3.11

SHORT/INTERMEDIATE-TERM BOND FUND - A SHARES 1
Actual Fund Return .........................................    $1,000.00    $1,043.40       0.86%        $4.43
Hypothetical 5% Return Before Expenses .....................     1,000.00     1,020.87       0.86%         4.38

BROAD MARKET BOND FUND - INSTITUTIONAL SHARES
Actual Fund Return .........................................    $1,000.00    $1,054.40       0.73%        $3.78
Hypothetical 5% Return Before Expenses .....................     1,000.00     1,021.53       0.73%         3.72

BROAD MARKET BOND FUND - A SHARES 1
Actual Fund Return .........................................    $1,000.00    $1,054.30       0.98%        $5.07
Hypothetical 5% Return Before Expenses .....................     1,000.00     1,020.27       0.98%         4.99

MUNICIPAL BOND FUND - INSTITUTIONAL SHARES
Actual Fund Return .........................................    $1,000.00    $1,037.00       0.67%        $3.44
Hypothetical 5% Return Before Expenses .....................     1,000.00     1,021.83       0.67%         3.41

MUNICIPAL BOND FUND - A SHARES 1
Actual Fund Return .........................................    $1,000.00    $1,035.90       0.92%        $4.72
Hypothetical 5% Return Before Expenses .....................     1,000.00     1,020.57       0.92%         4.69

_____________

* Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by the number days in the most recent fiscal half-year, then divided by 365.

1     Formerly, Investor Shares.

WILMINGTON FUNDS -- FIXED INCOME FUNDS
--------------------------------------
   DISCLOSURE OF PORTFOLIO HOLDINGS (UNAUDITED)
--------------------------------------------------------------------------------

DECEMBER 31, 2006

The following tables present a summary of the portfolio holdings of each of the Wilmington Fixed Income Funds as a percentage of their total investments.

SHORT/INTERMEDIATE-TERM BOND FUND

               Sector
               ------

  Corporate Bonds                           36.4%
  U.S. Agency Obligations                   27.8%
  U.S. Treasury Obligations                 23.0%
  Commercial Paper                           9.0%
  Mortgage-Backed Securities                 3.3%
  Asset-Backed Securities                    0.5%
                                           -----
                                           100.0%
                                           =====

               Quality
               -------

  Treasury                                  23.0%
  Agency                                    27.8%
  AAA/Aaa                                   13.9%
  AA/Aa                                      6.6%
  A/A                                       12.5%
  BAA                                       15.7%
  Other                                      0.5%
                                           -----
                                           100.0%
                                           =====

BROAD MARKET BOND FUND

               Sector
               ------

  Corporate Bonds                           52.3%
  U.S. Treasury Obligations                 21.8%
  U.S. Agency Obligations                   16.6%
  Mortgage-Backed Securities                 4.8%
  Commercial Paper                           3.9%
  Asset-Backed Securities                    0.6%
                                           -----
                                           100.0%
                                           =====

               Quality
               -------

  Treasury                                  21.8%
  Agency                                    16.6%
  AAA/Aaa                                   10.9%
  AA/Aa                                     11.2%
  A/A                                       12.3%
  BAA                                       26.6%
  Other                                      0.6%
                                           -----
                                           100.0%
                                           =====

MUNICIPAL BOND FUND

               Sector
               ------

  Municipal Bonds
     California                             16.7%
     New York                               15.9%
     New Jersey                              8.9%
     Texas                                   7.9%
     Pennsylvania                            7.0%
     Alabama                                 5.6%
     Ohio                                    4.3%
     Nevada                                  3.6%
     Arizona                                 3.3%
     Virginia                                3.2%
     Other                                  23.4%
  Short-Term Investments                     0.2%
                                           -----
                                           100.0%
                                           =====

               Quality
               -------

  AAA/Aaa                                   55.5%
  AA/Aa                                     23.5%
  A/A                                       12.2%
  BAA                                        7.7%
  Other                                      1.1%
                                           -----
                                           100.0%
                                           =====

WILMINGTON FUNDS -- FIXED INCOME FUNDS
--------------------------------------
   DISCLOSURE OF PORTFOLIO HOLDINGS (UNAUDITED)
--------------------------------------------------------------------------------

DISCLOSURE OF PORTFOLIO HOLDINGS

The Trust files a complete schedule of investments with the SEC for its first and third fiscal quarters on Form N-Q. Form N-Q is available without charge by visiting the SEC's website at http://www.sec.gov, or it may be viewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

WILMINGTON FUNDS -- FIXED INCOME FUNDS / SHORT/INTERMEDIATE-TERM BOND FUND
--------------------------------------------------------------------------
   INVESTMENTS / DECEMBER 31, 2006 (UNAUDITED)

   (Showing Percentage of Total Investments)
--------------------------------------------------------------------------------

                                                                                   MOODY'S/S&P    PRINCIPAL        VALUE
                                                                                     RATINGS        AMOUNT        (NOTE 2)
                                                                                   -----------   ------------   ------------
CORPORATE BONDS -- 36.4%
 FINANCIALS -- 13.6%
    AIG Sunamerica Global Finance 144A, 5.85%, 08/01/08 @ .....................     Aa2, AA+     $ 1,600,000    $  1,612,680
    Bank of America Corp., 7.80%, 02/15/10 ....................................      Aa3, A+         600,000         644,293
    Bank One Corp., 8.00%, 04/29/27 ...........................................       A1, A          300,000         370,284
    Capital One Corp., 6.70%, 05/15/08 ........................................     A3, BBB+       1,500,000       1,524,889
    First Union Corp., 6.82%, 08/01/26 ........................................       A1, A          200,000         238,157
    General Electric Capital Corp., 4.88%, 10/21/10 ...........................     Aaa, AAA       1,000,000         989,480
    Goldman Sachs Group, 6.65%, 05/15/09 ......................................     Aa3, AA-         600,000         619,442
    Household Finance Corp., 6.38%, 11/27/12 ..................................     Aa3, AA-       1,000,000       1,052,979
    International Lease Finance Corp., 5.13%, 11/01/10 ........................      A1, AA-         750,000         744,154
    Lehman Brothers Holdings, 4.25%, 01/27/10 .................................      A1, A+        1,035,000       1,008,297
    MBNA America, 4.63%, 08/03/09 .............................................      Aa1, AA       1,675,000       1,652,103
    Morgan Stanley, 4.75%, 04/01/14 ...........................................       A1, A        2,000,000       1,912,254
    Residential Capital Corp., 6.74%, 06/29/07(1) .............................    Baa2, BBB-      1,000,000       1,004,952
    Residential Capital Corp., 6.38%, 06/30/10 ................................    Baa3, BBB-      2,500,000       2,529,095
    Salomon Smith Barney Holdings, 6.50%, 02/15/08 ............................     Aa1, AA-       2,100,000       2,124,866
    Swiss Bank Corp., 7.38%, 06/15/17 .........................................      Aa3, AA         800,000         919,502
    Vornado Realty, 5.63%, 06/15/07 ...........................................     Baa2, BBB      1,530,000       1,528,986
    Wells Fargo & Co., 5.50%, 08/01/12 ........................................      Aa1, AA         700,000         708,212
                                                                                                                ------------
                                                                                                                  21,184,625
                                                                                                                ------------
 INDUSTRIALS -- 13.1%
    A.H. Belo Corp., 7.13%, 06/01/07 ..........................................     Baa3, BBB        300,000         301,153
    CSX Corp., 7.90%, 05/01/17 ................................................     Baa2, BBB        780,000         915,114
    D.R. Horton, Inc., 7.50%, 12/01/07 ........................................    Baa3, BBB-        850,000         864,880
    DaimlerChrysler NA Holding Corp., 4.05%, 06/04/08 .........................    Baa1, BBB+      1,200,000       1,174,364
    Deluxe Corp., 3.50%, 10/01/07 .............................................     Baa2, BB-        650,000         635,375
    Dominion Resources, Inc., 8.13%, 06/15/10 .................................     Baa2, BBB      1,000,000       1,084,430
    Donnelley (R.R.) & Sons, 3.75%, 04/01/09 ..................................     Baa2, A-       1,330,000       1,280,251
    General Electric Co., 5.00%, 02/01/13 .....................................     Aaa, AAA       1,000,000         988,901
    Ingersoll-Rand, 6.02%, 02/15/28 ...........................................      A3, A-        2,300,000       2,390,040
    International Business Machines Corp., 4.75%, 11/29/12 ....................      A1, A+        1,000,000         976,258
    Johnson & Johnson, 3.80%, 05/15/13 ........................................     Aaa, AAA         750,000         698,412
    Kraft Foods, Inc., 4.13%, 11/12/09 ........................................     A3, BBB+       1,265,000       1,226,977
    McDonald's Corp., 3.88%, 08/15/07 .........................................       A2, A        1,300,000       1,286,052
    Merck & Co., Inc., 4.38%, 02/15/13 ........................................     Aa3, AA-         800,000         759,475
    Raytheon Co., 6.75%, 08/15/07 .............................................     Baa2, BBB        584,000         588,301
    Safeway, Inc., 6.50%, 11/15/08 ............................................    Baa2, BBB-      1,000,000       1,017,552
    Schering-Plough Corp., 5.55%, 12/01/13 ....................................     Baa1, A-       1,000,000       1,002,897
    Schering-Plough Corp., 6.75%, 12/01/33 ....................................     Baa1, A-         250,000         271,156
    Time Warner Entertainment, 8.88%, 10/01/12 ................................    Baa2, BBB+      1,350,000       1,551,839
    Time Warner Entertainment, 8.38%, 03/15/23 ................................    Baa2, BBB+        200,000         234,632
    Tyco International Group, 6.13%, 11/01/08 .................................    Baa3, BBB+        760,000         769,407
    Waste Management, Inc., 6.50%, 11/15/08 ...................................     Baa3, BBB        456,000         464,570
                                                                                                                ------------
                                                                                                                  20,482,036
                                                                                                                ------------
 TELECOMMUNICATION SERVICES -- 5.3%
    AT&T Broadband Corp., 8.38%, 03/15/13 .....................................    Baa2, BBB+      2,015,000       2,295,216
    Oracle Corp., 5.00%, 01/15/11 .............................................      A3, A-          900,000         890,941

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- FIXED INCOME FUNDS / SHORT/INTERMEDIATE-TERM BOND FUND
--------------------------------------------------------------------------
   INVESTMENTS / DECEMBER 31, 2006 (UNAUDITED) -- CONTINUED

--------------------------------------------------------------------------------

                                                                                   MOODY'S/S&P    PRINCIPAL        VALUE
                                                                                     RATINGS        AMOUNT        (NOTE 2)
                                                                                   -----------   ------------   ------------
 TELECOMMUNICATION SERVICES (CONTINUED)
    SBC Communications, Inc., 5.10%, 09/15/14 .................................      A2, A       $ 1,000,000    $    970,949
    Sprint Capital Corp., 6.13%, 11/15/08 .....................................    Baa3, BBB+      1,300,000       1,315,363
    Verizon Communications, Inc., 6.70%, 09/01/09 .............................      A3, A           600,000         617,642
    Verizon Global Funding Corp., 7.25%, 12/01/10 .............................      A3, A         2,000,000       2,131,912
                                                                                                                ------------
                                                                                                                   8,222,023
                                                                                                                ------------
 UTILITIES -- 4.4%
    Consumers Energy, 4.25%, 04/15/08 .........................................    Baa2, BBB-        300,000         295,433
    Devon Energy Corp., 6.88%, 09/30/11 .......................................    Baa2, BBB       1,100,000       1,163,160
    Duke Energy Corp., 3.75%, 03/05/08 ........................................    A2, BBB+        1,000,000         981,374
    Duke Energy Corp., 4.20%, 10/01/08 ........................................     A3, BBB        1,095,000       1,072,965
    Oklahoma Gas & Electric, 6.65%, 07/15/27 ..................................    A2, BBB+          500,000         531,028
    Pacific Gas & Electric, 4.20%, 03/01/11 ...................................    Baa1, BBB       1,000,000         957,451
    Southern California Edison Corp., 5.00%, 01/15/16 .........................    A2, BBB+          744,000         717,896
    Valero Energy Corp., 4.75%, 04/01/14 ......................................    Baa3, BBB       1,250,000       1,174,029
                                                                                                                ------------
                                                                                                                   6,893,336
                                                                                                                ------------
 TOTAL CORPORATE BONDS (COST $56,340,680) ..................................................................      56,782,020
                                                                                                                ------------
ASSET-BACKED SECURITIES -- 0.5%
    Vanderbilt Mortgage Finance, Ser. 2002-B, 4.70%, 10/07/18 ................................       825,807         820,173
                                                                                                                ------------
 TOTAL ASSET-BACKED SECURITIES (COST $824,661) .............................................................         820,173
                                                                                                                ------------
MORTGAGE-BACKED SECURITIES -- 3.3%
    Federal Home Loan Mortgage Corporation, 6.00%, 01/15/29 ..................................     1,100,000       1,111,282
    Federal Home Loan Mortgage Corporation Notes, 1589 N, 6.25%, 04/15/23 ....................        53,098          53,015
    Federal Home Loan Mortgage Corporation Notes, 2751 VT, 6.00%, 09/15/15 ...................        22,766          22,706
    Federal Home Loan Mortgage Corporation Notes, Gold, 4.50%, 04/01/20 ......................       500,675         482,612
    Federal Home Loan Mortgage Corporation Notes, Gold 15 Yr., 6.00%, 01/01/13 ...............        67,708          68,677
    Federal Home Loan Mortgage Corporation Notes, Pool G08097, 6.50%, 11/01/35 ...............       352,355         358,948
    Federal Home Loan Mortgage Corporation PC Gold COMB 30, 6.00%, 09/01/36 ..................       684,929         689,995
    Federal National Mortgage Association Notes, 3.97%, 05/01/33 .............................       343,651         337,695
    Federal National Mortgage Association Notes, 5.00%, 11/25/35 .............................       999,826         957,143
    Federal National Mortgage Association Notes, 2005-29 WC, 4.75%, 04/25/35 .................       377,581         363,905
    Federal National Mortgage Association Notes, 15 Yr Pool 254833, 4.50%, 08/01/18 ..........       236,768         228,966
    Federal National Mortgage Association Notes, 15 Yr Pool 629603, 5.50%, 02/01/17 ..........       271,005         271,783
    Federal National Mortgage Association Notes, Pool 688996, 8.00%, 11/01/24 ................       104,866         110,706
                                                                                                                ------------
 TOTAL MORTGAGE-BACKED SECURITIES (COST $5,098,935) ........................................................       5,057,433
                                                                                                                ------------
U.S. AGENCY OBLIGATIONS -- 27.8%
 FEDERAL HOME LOAN BANKS NOTES -- 2.8%
    Federal Home Loan Banks Notes, 4.13%, 04/18/08 ...........................................     1,200,000       1,184,782
    Federal Home Loan Banks Notes, 2.44%, 03/09/09 ...........................................       675,000         650,524
    Federal Home Loan Banks Notes, 4.38%, 03/17/10 ...........................................     1,400,000       1,376,588
    Federal Home Loan Banks Notes, 5.75%, 05/15/12 ...........................................     1,100,000       1,141,502
                                                                                                                ------------
                                                                                                                   4,353,396
                                                                                                                ------------

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- FIXED INCOME FUNDS / SHORT/INTERMEDIATE-TERM BOND FUND
--------------------------------------------------------------------------
   INVESTMENTS / DECEMBER 31, 2006 (UNAUDITED) -- CONTINUED

--------------------------------------------------------------------------------

                                                                                                  PRINCIPAL        VALUE
                                                                                                    AMOUNT        (NOTE 2)
                                                                                                 ------------   ------------
 FEDERAL HOME LOAN MORTGAGE CORPORATION -- 11.6%
    Federal Home Loan Mortgage Corporation Notes, 5.13%, 10/15/08 ............................   $ 3,000,000    $  3,003,843
    Federal Home Loan Mortgage Corporation Notes, 4.25%, 07/15/09 ............................     1,000,000         983,064
    Federal Home Loan Mortgage Corporation Notes, 6.63%, 09/15/09 ............................     2,800,000       2,916,197
    Federal Home Loan Mortgage Corporation Notes, 6.88%, 09/15/10 ............................     4,000,000       4,260,796
    Federal Home Loan Mortgage Corporation Notes, 5.50%, 09/15/11 ............................       700,000         715,672
    Federal Home Loan Mortgage Corporation Notes, 5.60%, 11/22/11 ............................     1,000,000         996,557
    Federal Home Loan Mortgage Corporation Notes, 5.00%, 07/15/14 ............................     1,700,000       1,702,079
    Federal Home Loan Mortgage Corporation Notes, 4.38%, 07/17/15 ............................     1,500,000       1,437,453
    Federal Home Loan Mortgage Corporation Notes, 5.25%, 04/18/16 ............................     2,000,000       2,040,808
                                                                                                                ------------
                                                                                                                  18,056,469
                                                                                                                ------------
 FEDERAL NATIONAL MORTGAGE ASSOCIATION -- 13.4%
    Federal National Mortgage Association Notes, 4.25%, 07/15/07..............................     3,600,000       3,580,956
    Federal National Mortgage Association Notes, 3.25%, 11/15/07..............................       500,000         491,630
    Federal National Mortgage Association Notes, 6.63%, 09/15/09..............................     2,500,000       2,603,107
    Federal National Mortgage Association Notes, 6.63%, 11/15/10..............................     4,000,000       4,236,248
    Federal National Mortgage Association Notes, 5.50%, 03/15/11..............................     2,750,000       2,808,193
    Federal National Mortgage Association Notes, 4.63%, 10/15/13..............................     1,830,000       1,792,849
    Federal National Mortgage Association Notes, 4.13%, 04/15/14..............................     5,700,000       5,403,896
                                                                                                                ------------
                                                                                                                  20,916,879
                                                                                                                ------------
   TOTAL U.S. AGENCY OBLIGATIONS (COST $43,190,350) ........................................................      43,326,744
                                                                                                                ------------
U.S. TREASURY OBLIGATIONS -- 23.0%
 U.S. TREASURY BONDS -- 1.1%
    U.S. Treasury Bonds, 10.38%, 11/15/12 ....................................................       400,000         417,781
    U.S. Treasury Bonds, 7.88%, 02/15/21 .....................................................       800,000       1,041,813
    U.S. Treasury Bonds, 7.13%, 02/15/23 .....................................................       200,000         248,969
                                                                                                                ------------
                                                                                                                   1,708,563
                                                                                                                ------------
 U.S. TREASURY NOTES -- 21.9%
    U.S. Treasury Notes, 3.38%, 02/28/07 .....................................................     3,500,000       3,490,977
    U.S. Treasury Notes, 3.13%, 05/15/07 .....................................................       500,000         496,485
    U.S. Treasury Notes, 4.00%, 09/30/07(2) ..................................................     4,500,000       4,465,197
    U.S. Treasury Notes, 4.63%, 02/29/08 .....................................................     3,200,000       3,186,499
    U.S. Treasury Notes, 4.00%, 06/15/09 .....................................................     1,875,000       1,842,699
    U.S. Treasury Notes, 4.25%, 10/15/10(2) ..................................................     2,000,000       1,969,062
    U.S. Treasury Notes, 4.75%, 03/31/11(2) ..................................................     5,000,000       5,008,400
    U.S. Treasury Notes, 4.88%, 02/15/12 .....................................................       300,000         302,742
    U.S. Treasury Notes, 4.00%, 11/15/12(2) ..................................................     2,250,000       2,172,393
    U.S. Treasury Notes, 4.25%, 08/15/13 .....................................................     1,750,000       1,706,114
    U.S. Treasury Notes, 4.25%, 11/15/13(2) ..................................................     1,125,000       1,095,293
    U.S. Treasury Notes, 4.25%, 11/15/14 .....................................................       450,000         436,535
    U.S. Treasury Notes, 4.13%, 05/15/15(2) ..................................................     7,500,000       7,201,463
    U.S. Treasury Notes, 5.13%, 05/15/16(2) ..................................................       800,000         824,031
                                                                                                                ------------
                                                                                                                  34,197,890
                                                                                                                ------------
 TOTAL U.S. TREASURY OBLIGATIONS (COST $36,221,734) ........................................................      35,906,453
                                                                                                                ------------

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- FIXED INCOME FUNDS / SHORT/INTERMEDIATE-TERM BOND FUND
--------------------------------------------------------------------------
   INVESTMENTS / DECEMBER 31, 2006 (UNAUDITED) -- CONTINUED

--------------------------------------------------------------------------------

                                                                                   MOODY'S/S&P     PRINCIPAL       VALUE
                                                                                     RATINGS     AMOUNT/SHARES    (NOTE 2)
                                                                                   -----------   -------------  ------------
COMMERCIAL PAPER -- 9.0%
    AIG Funding, 5.23%, 01/02/07 ..............................................     P-1, A-1     $ 7,000,000    $  7,000,000
    Toyota Motor Corp., 5.24%, 01/02/07 .......................................     P-1, A-1       7,002,470       7,002,470
                                                                                                                ------------
 TOTAL COMMERCIAL PAPER (COST $14,002,470) .................................................................      14,002,470
                                                                                                                ------------
 TOTAL INVESTMENTS -- 100.0% (COST $155,678,830)+ ..........................................................    $155,895,293(3)
                                                                                                                ============

SHORT-TERM INVESTMENTS HELD AS
   COLLATERAL FOR LOANED SECURITIES
    Institutional Money Market Trust .........................................................     9,492,109       9,492,109
                                                                                                                ------------
 TIME DEPOSIT
    Dexia, 5.32%, 01/02/07 ...................................................................     1,432,221       1,432,221
                                                                                                                ------------
   TOTAL SHORT-TERM INVESTMENTS HELD AS COLLATERAL FOR LOANED SECURITIES (COST $10,924,330)(5) .............    $ 10,924,330(4)
                                                                                                                ============

____________

+ The cost for Federal income tax purposes is $155,678,830. At December 31, 2006, net unrealized appreciation was $216,463. This consisted of aggregate gross unrealized appreciation for all securities for which there was an excess of market value over tax cost of $1,214,277, and aggregate gross unrealized depreciation for all securities for which there was an excess of tax cost over market value of $997,814.

@ Security sold within the terms of a private placement memorandum, restricted and/or exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in the program or other "accredited investors". Unless otherwise indicated security is considered liquid.

(1) Denotes a Variable or Floating Rate Note. The rates shown are the interest rates as of December 31, 2006.

(2)   Security partially or fully on loan.

(3) At December 31, 2006, the market value of securities on loan for the Short/Intermediate-Term Bond Fund was $10,687,662.

(4) The investments held as collateral on loaned securities represented 6.9% of the net assets of the Short/Intermediate-Term Bond Fund.

(5)   Cost for Federal income tax purposes.

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- FIXED INCOME FUNDS / BROAD MARKET BOND FUND
---------------------------------------------------------------
   INVESTMENTS / DECEMBER 31, 2006 (UNAUDITED)

   (Showing Percentage of Total Investments)
--------------------------------------------------------------------------------

                                                                                   MOODY'S/S&P    PRINCIPAL        VALUE
                                                                                     RATINGS        AMOUNT        (NOTE 2)
                                                                                   -----------   ------------   ------------
CORPORATE BONDS -- 52.3%
 FINANCIALS -- 21.2%
    AIG Sunamerica Global Finance 144A, 5.85%, 08/01/08 @ .....................     Aa2, AA+     $   900,000    $    907,132
    Bank of America Corp., 7.80%, 02/15/10 ....................................      Aa3, A+         350,000         375,838
    Bank One Corp., 8.00%, 04/29/27 ...........................................       A1, A          425,000         524,569
    Capital One Corp., 6.70%, 05/15/08 ........................................     A3, BBB+         750,000         762,445
    Citigroup, Inc., 5.63%, 08/27/12 ..........................................      Aa2, A+         800,000         811,575
    First Union Corp., 6.82%, 08/01/26 ........................................       A1, A          591,000         703,755
    General Electric Capital Corp., 4.88%, 10/21/10 ...........................     Aaa, AAA         900,000         890,532
    General Motors Acceptence Corp., 6.13%, 08/28/07 ..........................      Ba1, BB       1,000,000       1,000,196
    Goldman Sachs Group, 6.65%, 05/15/09 ......................................     Aa3, AA-       2,125,000       2,193,858
    Lehman Brothers Holdings, 4.25%, 01/27/10 .................................      A1, A+          595,000         579,187
    MBNA America, 4.63%, 08/03/09 .............................................      AA1, AA         900,000         887,697
    Morgan Stanley, 4.75%, 04/01/14 ...........................................       A1, A        1,000,000         956,127
    PNC Preferred Funding Trust 144A, 6.52%, 12/31/49 .........................      A3, A-          500,000         508,688
    Residential Capital Corp., 6.74%, 06/29/07(1) .............................    Baa3, BBB-        550,000         552,724
    Residential Capital Corp., 6.38%, 06/30/10 ................................    Baa2, BBB-        475,000         480,528
    Salomon Smith Barney Holdings, 6.50%, 02/15/08 ............................     Aa1, AA-         900,000         910,657
    Swiss Bank Corp., 7.38%, 06/15/17 .........................................      Aa3, AA       1,400,000       1,609,128
    Vornado Realty, 5.63%, 06/15/07 ...........................................     Baa2, BBB        500,000         499,669
                                                                                                                ------------
                                                                                                                  15,154,305
                                                                                                                ------------
 INDUSTRIALS -- 18.6%
    A.H. Belo Corp., 7.13%, 06/01/07 ..........................................     Baa3, BBB        600,000         602,307
    Bausch & Lomb, Inc., 6.95%, 11/15/07 ......................................     Baa3, BBB      1,000,000       1,001,206
    CSX Corp., 7.90%, 05/01/17 ................................................     Baa2, BBB      1,414,000       1,658,937
    DaimlerChrysler NA Holding Corp., 4.05%, 06/04/08 .........................    Baa1, BBB+        600,000         587,182
    Deluxe Corp., 3.50%, 10/01/07 .............................................     Ba2, BB-         500,000         488,750
    Dominion Resources, Inc., 8.13%, 06/15/10 .................................     Baa2, BBB        650,000         704,880
    Donnelley (R.R.) & Sons, 3.75%, 04/01/09 ..................................     Baa2, A-         800,000         770,076
    General Electric Co., 5.00%, 02/01/13 .....................................     Aaa, AAA         700,000         692,231
    Ingersoll-Rand, 6.02%, 02/15/28 ...........................................      A3, A-          900,000         935,233
    Kraft Foods, Inc., 4.13%, 11/12/09 ........................................     A3, BBB+         650,000         630,462
    Kraft Foods, Inc., 5.25%, 10/01/13 ........................................     A3, BBB+         400,000         394,944
    Kroger, 7.45%, 03/01/08 ...................................................    Baa2, BBB-        800,000         817,319
    Merck & Co., Inc., 4.38%, 02/15/13 ........................................     Aa3, AA-         325,000         308,537
    Raytheon Co., 6.75%, 08/15/07 .............................................     Baa2, BBB        526,000         529,874
    Schering-Plough Corp., 6.75%, 12/01/33 ....................................     Baa1, A-       1,100,000       1,193,087
    The Gap, Inc., 6.90%, 09/15/07 ............................................     Baa3, BB+        167,000         168,156
    Time Warner Entertainment, 8.88%, 10/01/12 ................................    Baa2, BBB+        300,000         344,853
    Time Warner Entertainment, 8.38%, 03/15/23 ................................    Baa2, BBB+        900,000       1,055,844
    Tyco International Group, 6.13%, 11/01/08 .................................    Baa3, BBB+        425,000         430,260
                                                                                                                ------------
                                                                                                                  13,314,138
                                                                                                                ------------
 TELECOMMUNICATION SERVICES -- 4.9%
    AT&T Broadband Corp., 8.38%, 03/15/13 .....................................    Baa2, BBB+        896,000       1,020,602
    Sprint Capital Corp., 6.13%, 11/15/08 .....................................    Baa3, BBB+      1,000,000       1,011,818
    Verizon Global Funding Corp., 7.25%, 12/01/10 .............................       A3, A        1,400,000       1,492,339
                                                                                                                ------------
                                                                                                                   3,524,759
                                                                                                                ------------

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- FIXED INCOME FUNDS / BROAD MARKET BOND FUND
---------------------------------------------------------------
   INVESTMENTS / DECEMBER 31, 2006 (UNAUDITED) -- CONTINUED

--------------------------------------------------------------------------------

                                                                                   MOODY'S/S&P    PRINCIPAL        VALUE
                                                                                     RATINGS        AMOUNT        (NOTE 2)
                                                                                   -----------   ------------   ------------
 UTILITIES -- 7.6%
    Devon Energy Corp., 6.88%, 09/30/11 .......................................     Baa2, BBB    $   200,000    $    211,483
    Duke Energy Corp., 4.20%, 10/01/08 ........................................      A3, BBB         610,000         597,725
    Marathon Oil Corp., 6.80%, 03/15/32 .......................................    Baa1, BBB+      1,700,000       1,882,463
    Nevada Power Co., 8.25%, 06/01/11 .........................................     Ba1, BB+       1,000,000       1,092,387
    Oklahoma Gas & Electric, 6.65%, 07/15/27 ..................................     A2, BBB+         565,000         600,062
    Pacific Gas & Electric, 4.20%, 03/01/11 ...................................     Baa1, BBB        450,000         430,853
    Valero Energy Corp., 4.75%, 04/01/14 ......................................     Baa3, BBB        635,000         596,406
                                                                                                                ------------
                                                                                                                   5,411,379
                                                                                                                ------------
 TOTAL CORPORATE BONDS (COST $36,537,895) ..................................................................      37,404,581
                                                                                                                ------------

ASSET-BACKED SECURITIES -- 0.6%
    Vanderbilt Mortgage Finance, Ser. 2002-B, 4.70%, 10/07/18 .................     Aaa, AAA         412,903         410,086
                                                                                                                ------------
 TOTAL ASSET-BACKED SECURITIES (COST $412,330) .............................................................         410,086
                                                                                                                ------------

MORTGAGE-BACKED SECURITIES -- 4.8%
    Federal Home Loan Mortgage Corporation, 6.00%, 01/15/29 ..................................       700,000         707,179
    Federal Home Loan Mortgage Corporation Notes, 1589 N, 6.25%, 04/15/23 ....................        19,115          19,085
    Federal Home Loan Mortgage Corporation Notes, 7 Yr. Balloon, 4.50%, 11/01/10 .............       489,488         481,298
    Federal Home Loan Mortgage Corporation Notes, Gold 15 Yr., 6.00%, 01/01/13 ...............        40,907          41,492
    Federal Home Loan Mortgage Corporation Notes, Pool G08097, 6.50%, 11/01/35 ...............       217,739         221,812
    Federal Home Loan Mortgage Corporation PC Gold COMB 30, 6.00%, 09/01/36 ..................       391,388         394,283
    Federal National Mortgage Association Notes, 6.50%, 11/01/36 .............................       497,990         507,379
    Federal National Mortgage Association Notes, 15 Yr Pool 254833, 4.50%, 08/01/18 ..........       177,576         171,725
    Federal National Mortgage Association Notes, 15 Yr Pool 629603, 5.50%, 02/01/17 ..........       162,603         163,070
    Federal National Mortgage Association Notes, 2005-29 WC, 4.75%, 04/25/35 .................       174,268         167,956
    Federal National Mortgage Association Notes, Pool 838891, 6.00%, 07/01/35 ................       585,463         589,555
                                                                                                                ------------
 TOTAL MORTGAGE-BACKED SECURITIES (COST $3,489,556) ........................................................       3,464,834
                                                                                                                ------------

U.S. TREASURY OBLIGATIONS -- 21.8%
 U.S. TREASURY BONDS -- 11.2%
    U.S. Treasury Bonds, 7.50%, 11/15/16 .....................................................       300,000         364,547
    U.S. Treasury Bonds, 8.88%, 02/15/19 .....................................................     1,130,000       1,545,099
    U.S. Treasury Bonds, 7.88%, 02/15/21 .....................................................       750,000         976,699
    U.S. Treasury Bonds, 7.25%, 08/15/22 .....................................................       500,000         627,071
    U.S. Treasury Bonds, 7.13%, 02/15/23 .....................................................       570,000         709,561
    U.S. Treasury Bonds, 6.00%, 02/15/26 .....................................................       900,000       1,020,727
    U.S. Treasury Bonds, 6.38%, 08/15/27 .....................................................       450,000         535,465
    U.S. Treasury Bonds, 5.25%, 02/15/29 .....................................................       925,000         970,094
    U.S. Treasury Bonds, 5.38%, 02/15/31 .....................................................       630,000         674,838
    U.S. Treasury Bonds, 6.25%, 05/15/30 .....................................................       500,000         595,625
                                                                                                                ------------
                                                                                                                   8,019,726
                                                                                                                ------------

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- FIXED INCOME FUNDS / BROAD MARKET BOND FUND
---------------------------------------------------------------
   INVESTMENTS / DECEMBER 31, 2006 (UNAUDITED) -- CONTINUED

--------------------------------------------------------------------------------

                                                                                   MOODY'S/S&P    PRINCIPAL        VALUE
                                                                                     RATINGS        AMOUNT        (NOTE 2)
                                                                                   -----------   ------------   ------------
 U.S. TREASURY NOTES -- 10.6%
    U.S. Treasury Notes, 3.38%, 02/28/07 .....................................................   $   500,000    $    498,711
    U.S. Treasury Notes, 4.00%, 09/30/07 .....................................................       300,000         297,680
    U.S. Treasury Notes, 4.63%, 02/29/08 .....................................................     1,000,000         995,781
    U.S. Treasury Notes, 4.75%, 03/31/11(2) ..................................................     1,500,000       1,502,520
    U.S. Treasury Notes, 4.88%, 02/15/12 .....................................................       380,000         383,473
    U.S. Treasury Notes, 4.00%, 11/15/12(2) ..................................................     1,000,000         965,508
    U.S. Treasury Notes, 4.25%, 08/15/13(2) ..................................................     1,250,000       1,218,652
    U.S. Treasury Notes, 4.25%, 11/15/13(2) ..................................................       300,000         292,078
    U.S. Treasury Notes, 4.25%, 11/15/14(2) ..................................................       200,000         194,016
    U.S. Treasury Notes, 4.13%, 05/15/15(2) ..................................................     1,250,000       1,200,244
                                                                                                                ------------
                                                                                                                   7,548,663
                                                                                                                ------------
 TOTAL U.S. TREASURY OBLIGATIONS (COST $15,100,980) ........................................................      15,568,389
                                                                                                                ------------

U.S. AGENCY OBLIGATIONS -- 16.6%
 FEDERAL HOME LOAN BANKS NOTES -- 4.2%
    Federal Home Loan Banks Notes, 4.13%, 04/18/08 ...........................................       400,000         394,927
    Federal Home Loan Banks Notes, 5.75%, 05/15/12 ...........................................     1,400,000       1,452,821
    Federal Home Loan Banks Notes, 4.50%, 11/15/12 ...........................................       400,000         390,509
    Federal Home Loan Banks Notes, 5.25%, 06/18/14 ...........................................       800,000         813,072
                                                                                                                ------------
                                                                                                                   3,051,329
                                                                                                                ------------

 FEDERAL HOME LOAN MORTGAGE CORPORATION -- 6.6%
    Federal Home Loan Mortgage Corporation Notes, 4.38%, 07/17/08 ............................       500,000         479,151
    Federal Home Loan Mortgage Corporation Notes, 5.13%, 10/15/08 ............................     1,350,000       1,351,729
    Federal Home Loan Mortgage Corporation Notes, 4.25%, 07/15/09 ............................       500,000         491,532
    Federal Home Loan Mortgage Corporation Notes, 6.88%, 09/15/10 ............................     1,000,000       1,065,199
    Federal Home Loan Mortgage Corporation Notes, 5.00%, 07/15/14 ............................       600,000         600,734
    Federal Home Loan Mortgage Corporation Notes, 5.25%, 04/18/16 ............................       700,000         714,283
                                                                                                                ------------
                                                                                                                   4,702,628
                                                                                                                ------------

 FEDERAL NATIONAL MORTGAGE ASSOCIATION -- 5.8%
    Federal National Mortgage Association Notes, 4.25%, 07/15/07 .............................     1,400,000       1,392,594
    Federal National Mortgage Association Notes, 6.63%, 09/15/09 .............................     1,000,000       1,041,243
    Federal National Mortgage Association Notes, 6.63%, 11/15/10 .............................     1,000,000       1,059,062
    Federal National Mortgage Association Notes, 6.25%, 05/15/29 .............................       585,000         665,090
                                                                                                                ------------
                                                                                                                   4,157,989
                                                                                                                ------------
 TOTAL U.S. AGENCY OBLIGATIONS (COST $11,912,906) ..........................................................      11,911,946
                                                                                                                ------------

TOTAL COMMERCIAL PAPER -- 3.9%
    Toyota Motor Corp., 5.24%, 01/02/07 ........................................    P-1, A-1       2,772,184       2,772,184
                                                                                                                ------------
 TOTAL COMMERCIAL PAPER (COST $2,772,184) ..................................................................       2,772,184
                                                                                                                ------------
 TOTAL INVESTMENTS -- 100.0% (COST $70,225,851)+ ...........................................................    $ 71,532,020(3)
                                                                                                                ============

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- FIXED INCOME FUNDS / BROAD MARKET BOND FUND
---------------------------------------------------------------
   INVESTMENTS / DECEMBER 31, 2006 (UNAUDITED) -- CONTINUED

--------------------------------------------------------------------------------

                                                                                                   PRINCIPAL       VALUE
                                                                                                 AMOUNT/SHARES    (NOTE 2)
                                                                                                 -------------  ------------
SHORT-TERM INVESTMENTS HELD AS
   COLLATERAL FOR LOANED SECURITIES
    Institutional Money Market Trust .........................................................     4,620,152    $  4,620,152
                                                                                                                ------------
 TIME DEPOSIT
    Dexia, 5.32%, 01/02/07 ...................................................................     1,078,573       1,078,573
                                                                                                                ------------
   TOTAL SHORT-TERM INVESTMENTS HELD AS COLLATERAL FOR LOANED SECURITIES (COST $5,698,725)(5) ..............    $  5,698,725(4)
                                                                                                                ============

____________

+ The cost for Federal income tax purposes is $ 70,225,851. At December 31, 2006 net unrealized appreciation was $1,306,169. This consisted of aggregate gross unrealized appreciation for all securities for which there was an excess of market value over tax cost of $1,803,634, and aggregate gross unrealized depreciation for all securities for which there was an excess of tax cost over market value of $497,465.

@ Security sold within the terms of a private placement memorandum, restricted and/or exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in the program or other "accredited investors". Unless otherwise indicated security is considered liquid.

(1) Denotes a Variable or Floating Rate Note. The rates shown are the interest rates as of December 31, 2006.

(2)   Security partially or fully on loan.

(3) At December 31, 2006, the market value of securities on loan for the Broad Market Bond Fund was $5,567,160.

(4) The investments held as collateral on loaned securities represented 7.8% of the net assets of the Broad Market Bond Fund.

(5)   Cost for Federal income tax purposes.

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- FIXED INCOME FUNDS / MUNICIPAL BOND FUND
------------------------------------------------------------
   INVESTMENTS / DECEMBER 31, 2006 (UNAUDITED)

   (Showing Percentage of Total Investments)
--------------------------------------------------------------------------------

                                                                                   MOODY'S/S&P    PRINCIPAL        VALUE
                                                                                    RATINGS 1       AMOUNT        (NOTE 2)
                                                                                   -----------   -----------    ------------
MUNICIPAL BONDS -- 99.8%
 ALABAMA -- 5.6%
    Alabama 21st Century Auth. Tobacco Settlement Rev. Bonds,
       5.10%, 12/01/09 .........................................................    Baa1, A-     $   500,000    $    516,330
    Alabama Housing Fin. Auth. Single Family Mtge. Rev. Bonds, Ser. A-1,
       5.00%, 10/01/14 .........................................................     Aaa, NR         150,000         150,936
    Alabama State Brd. of Edu. Calhoun Community College Rev. Bonds,
       5.00%, 05/01/15 .........................................................     Aaa, NR         500,000         542,155
    Alabama State Public School & College Auth. Rev. Bonds,
       5.13%, 11/01/10 .........................................................     Aa2, AA       1,215,000       1,262,920
    Alabama Water Poll. Cntrl. Auth. Rev. Bonds, Ser. B, (AMBAC),
       4.50%, 08/15/10 .........................................................    Aaa, AAA         250,000         253,690
    Jefferson County Alabama Sewer Revenue Bonds Series 1985 (Aaa/Vmig-1),
       5.00%, 08/01/12 .........................................................    Aaa, AAA         530,000         563,310
    Jefferson County, AL Sewer Rev. Bonds, (FSA), 5.25%, 02/01/11 ..............    Aaa, AAA         250,000         261,380
    Mobile, AL Water & Sewer Commrs. Ref. Rev. Bonds, 5.00%, 01/01/17 ..........    Aaa, AAA       1,500,000       1,589,040
    Trussville, AL Gen. Oblig. Ltd. Bonds, (MBIA), 4.60%, 10/01/13 .............     Aaa, NR         165,000         170,815
    University of Alabama at Birmingham Hospital Rev. Bonds, Ser. A,
       5.00%, 09/01/15 .........................................................     A1, A+          500,000         536,260
                                                                                                                ------------
                                                                                                                   5,846,836
                                                                                                                ------------

 ARIZONA -- 3.3%
    Arizona Health Fac. Auth. Rev. Bonds Blood Systems Inc.,
       4.00%, 04/01/08 .........................................................     NR, A-          790,000         790,150
    Greenlee County, AZ School Dist. Gen. Oblig. Unltd. Bonds,
       5.00%, 07/01/09 .........................................................    Baa3, NR         175,000         176,830
    Greenlee County, AZ School Dist. Gen. Oblig. Unltd. Bonds,
       5.00%, 07/01/10 .........................................................    Baa3, NR         150,000         151,962
    Greenlee County, AZ School Dist. Gen. Oblig. Unltd. Bonds,
       5.00%, 07/01/13 .........................................................    Baa3, NR         200,000         203,770
    Salt River Proj., AZ Agric. Imp. & Power Dist. Rev. Bonds, Ser. A,
       5.25%, 01/01/20 .........................................................     Aa1, AA       1,000,000       1,072,710
    Tucson, AZ, Ctfs. Participation Bonds, Public Improvements, Ser. A, (MBIA),
       5.00%, 07/01/21 .........................................................    Aaa, AAA       1,000,000       1,074,240
                                                                                                                ------------
                                                                                                                   3,469,662
                                                                                                                ------------

 CALIFORNIA -- 16.7%
    California Infrastructure & Economic Dev. Rev. Bonds, 5.00%, 10/01/18 ......     Aa2, AA         365,000         392,090
    California Infrastructure & Economic Dev. Rev. Bonds, 5.00%, 10/01/20 ......     Aa2, AA       1,000,000       1,068,010
    California State Dept. Water Research Rev. Bonds Central VY Proj., Ser. AC,
       5.00%, 12/01/15 .........................................................    Aaa, AAA       1,000,000       1,089,830
    California State Public Works Brd. Lease Rev. Bonds (Dept. Mental Health
       Hospital), (AMBAC), 5.00%, 12/01/13 .....................................    Aaa, AAA         575,000         616,515
    California State Public Works Brd. Ref. Rev. Bonds Dept. of Corrections,
       Ser. E, 5.00%, 06/01/18 .................................................    Aaa, AAA         820,000         878,614
    California State Public Works Brd. Ref. Rev. Bonds, Ser. D, (MBIA),
       5.25%, 10/01/11 .........................................................    Aaa, AAA         150,000         160,422
    California State Public Works Brd. Rev. Bonds (Dept. of Gen. Svcs.),
       Ser. A, (FSA), 5.00%, 04/01/20 ..........................................     A2, AAA       1,000,000       1,067,010
    California State Public Works Brd. Rev. Bonds Univ. of CA Research, (PJ-L),
       5.25%, 11/01/17 .........................................................    Aaa, AAA       1,000,000       1,105,430
    California State School Imps. Ref. Gen. Oblig. Bonds, 5.25%, 02/01/14 ......     A1, A+          585,000         636,410
    California Statewide Communities Dev. Auth. Rev. Bonds Daughters of
       Charity Health, Ser. G, (Rev. Bonds LOC), 5.00%, 07/01/22 ...............    NR, BBB+       1,200,000       1,247,100

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- FIXED INCOME FUNDS / MUNICIPAL BOND FUND
------------------------------------------------------------
   INVESTMENTS / DECEMBER 31, 2006 (UNAUDITED) -- CONTINUED

--------------------------------------------------------------------------------

                                                                                   MOODY'S/S&P    PRINCIPAL        VALUE
                                                                                    RATINGS 1       AMOUNT        (NOTE 2)
                                                                                   -----------   -----------    ------------
CALIFORNIA (CONTINUED)
    Chabot-Las Positas, CA Comm. College Ref. Gen. Oblig. Bonds, (AMBAC),
       5.00%, 08/01/17 .........................................................    Aaa, AAA     $ 1,000,000    $  1,097,220
    Compton, CA Certificate Participation Ref. Bonds, Ser. A, (Civic Center &
       Cap. Imp.), 5.50%, 09/01/15 .............................................    NR, BBB+         535,000         551,692
    Contra Costa County, CA Multi-Family Housing Rev. Bonds, 3.95%, 04/15/46 ...     NR, AAA       2,000,000       2,002,580
    Glendale, CA Univ. School Dist. Gen. Oblig. Bonds, Ser. C, (FSA),
       5.50%, 09/01/15 .........................................................    Aaa, AAA         125,000         132,165
    Lancaster, CA Redev. Agency Tax Allocation Ref. Bonds, 5.25%, 12/01/20 .....    Aaa, AAA         400,000         434,444
    Mojave Water Agency California Improvement District, 5.00%, 06/01/17 .......    Aaa, AAA       1,410,000       1,542,075
    Palm Desert California Fin. Auth., 5.00%, 04/01/25 .........................    Aaa, AAA         500,000         533,105
    Redwood City, CA Elementary School Dist. Gen. Oblig. Bonds, (FGIC),
       5.50%, 08/01/14 .........................................................    Aaa, AAA         125,000         140,267
    San Francisco, CA City & County International Airport Rev. Bonds,
       5.25%, 01/01/19(1) .....................................................     Aaa, AAA       1,540,000       1,574,388
    Tulare County, CA Ctfs. Participation Ref. Bonds, (MBIA), 5.00%, 08/15/10  .     Aaa, NR          50,000          52,367
    Univ. of CA Rev. Bonds, Ser. H, 5.00%, 05/15/18 ............................    Aaa, AAA         490,000         525,932
    Visalia, CA Cert. Participation Ref. Bonds, 5.00%, 12/01/18 ................    Aaa, AAA         500,000         532,075
                                                                                                                ------------
                                                                                                                  17,379,741
                                                                                                                ------------

COLORADO -- 0.5%
    Colorado Health Fac. Auth. Rev. Bonds (Catholic Health Initiatives),
       5.38%, 09/01/10 .........................................................     Aa2, AA         500,000         528,910
                                                                                                                ------------

DELAWARE -- 1.0%
    Bethany Beach, DE Gen. Oblig. Rev. Bonds, (MBIA), 9.75%, 11/01/08 ..........    Aaa, AAA         180,000         199,469
    Delaware River & Bay Auth. Rev. Bonds, (AMBAC), 5.40%, 01/01/14 ............    Aaa, AAA         250,000         264,755
    Delaware State Economic Dev. Auth. Ref. Rev. Bonds, (Delmarva Power
       Poll. Cntrl. Proj.), Ser. 2001C, (AMBAC), 4.90%, 05/01/26 ...............    Aaa, AAA         250,000         259,445
    Delaware State Economic Dev. Auth. Rev. Bonds, (Student Housing Univ.
       Courtyard), (RADIAN), 5.38%, 08/01/11 ...................................     NR, AA          250,000         260,770
    Delaware State Housing Auth. Multi-Family Mtge. Ref. Rev. Bonds,
       Ser. 1992C, 7.25%, 01/01/07 .............................................      A3, B           20,000          20,000
                                                                                                                ------------
                                                                                                                   1,004,439
                                                                                                                ------------

FLORIDA -- 2.6%
    Alachua County, FL Public Imp. Rev. Bonds, 5.00%, 08/01/14 .................    Aaa, AAA         585,000         591,400
    Broward County, FL Resource Recovery Ref. Bonds, Wheelabrator South A,
       5.00%, 12/01/07 .........................................................     A3, AA          275,000         277,934
    Broward County, FL Resource Recovery Ref. Bonds, Wheelabrator South A,
       5.38%, 12/01/09 .........................................................     A3, AA          250,000         260,018
    Lakeland, FL Energy Sys. Rev. Bonds, (MBIA), 5.50%, 10/01/14 ...............    Aaa, AAA         455,000         490,085
    Osceola County, FL School Brd. Cert. Participation Four Corners Charter
       School Bonds, Ser. A, (MBIA), 5.80%, 08/01/15 ...........................     Aaa, NR         100,000         108,125
    Reedy Creek, FL Impt. Dist. Utilities Rev. Bonds, (MBIA), 5.25%, 10/01/14  .    Aaa, AAA         900,000         976,914
                                                                                                                ------------
                                                                                                                   2,704,476
                                                                                                                ------------

GEORGIA -- 1.3%
    Clayton County, GA Dev. Auth. Rev. Bonds, Ser. A, 5.00%, 08/01/18 ..........    Aaa, AAA         465,000         503,018

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- FIXED INCOME FUNDS / MUNICIPAL BOND FUND
------------------------------------------------------------
   INVESTMENTS / DECEMBER 31, 2006 (UNAUDITED) -- CONTINUED

--------------------------------------------------------------------------------

                                                                                   MOODY'S/S&P    PRINCIPAL        VALUE
                                                                                    RATINGS 1       AMOUNT        (NOTE 2)
                                                                                   -----------   -----------    ------------
GEORGIA (CONTINUED)
    Gwinnett County, GA. Dev. Auth. COP's, (Gwinnett County Public School
       Proj.), (MBIA), 5.25%, 01/01/14 .........................................    Aaa, AAA     $   500,000    $    545,430
    Private Colleges & Univ. Auth. Rev. Bonds, (Emory Univ. Proj.), Ser. 2000A,
       5.75%, 11/01/15 .........................................................     Aa2, AA         250,000         270,560
                                                                                                                ------------
                                                                                                                   1,319,008
                                                                                                                ------------

ILLINOIS -- 1.1%
    Chicago, IL Water Rev. Sr. Lien Bonds, (AMBAC), 5.75%, 11/01/11 ............    Aaa, AAA         200,000         216,448
    Illinois Educ. Fac. Auth. Rev. Bonds, (Northwestern Univ. Proj.),
       5.10%, 11/01/32 .........................................................    Aaa, AA+         400,000         424,880
    Illinois Educ. Fac. Auth. Rev. Bonds, (Northwestern Univ. Proj.),
       5.15%, 11/01/32 .........................................................    Aaa, AA+         250,000         268,285
    Springfield, IL Elec. Rev. Bonds, Sr Lien, (MBIA), 5.50%, 03/01/12 .........    Aaa, AAA         250,000         269,530
                                                                                                                ------------
                                                                                                                   1,179,143
                                                                                                                ------------

KANSAS -- 0.8%
    Butler & Sedgwick County, KS Univ. School Dist. Gen. Oblig. Unltd.
       Bonds, (FSA), 6.00%, 09/01/14 ...........................................    Aaa, AAA         500,000         575,335
    Topeka, KS Gen. Oblig. Bonds (College Hill Pub. Improvement) (MBIA),
       5.50%, 08/15/14 .........................................................     Aaa, NR         275,000         296,169
                                                                                                                ------------
                                                                                                                     871,504
                                                                                                                ------------

LOUISIANA -- 0.4%
    Louisiana State Citizens Prop. Ins. Corp. Rev. Bonds, Public Improvements,
       Ser. B, (AMBAC), 5.00%, 06/01/15 ........................................    Aaa, AAA         435,000         472,253
                                                                                                                ------------

MARYLAND -- 0.4%
    Maryland State Health & Higher Educ. Fac. Auth. Rev. Bonds, (AMBAC),
       5.13%, 07/01/12 .........................................................    Aaa, AAA         400,000         429,324
                                                                                                                ------------

MASSACHUSETTS -- 1.5%
    Massachusetts State Commonwealth Gen. Oblig. Bonds, 5.00%, 10/01/09 ........    Aa2, AA-         500,000         517,165
    Massachusetts State Dev. Fin. Agency Rev. Bond (Univ. of MA, Visual &
       Perfoming Arts Proj.), 6.00%, 08/01/16 ..................................     A2, NR          310,000         361,054
    Massachusetts State Fed. Highway Grant Ant. Notes, Ser. 1998B,
       5.13%, 12/15/14 .........................................................     Aa3, NR         350,000         362,537
    Massachusetts State Housing Fin. Agency Rev. Bonds, 4.00%, 12/01/10(1) .....     Aa2, AA          85,000          83,914
    Massachusetts State Special Oblig. Rev. Bonds Ref. Nts.- Federal Highway
       Grant Ant.-A, (FSA), 5.00%, 12/15/12 ....................................     Aaa, NR         275,000         292,864
                                                                                                                ------------
                                                                                                                   1,617,534
                                                                                                                ------------

MICHIGAN -- 0.7%
    Fowlerville, MI Community Schools Dist. Gen. Oblig. Bonds, (FGIC),
       5.00%, 05/01/15 .........................................................    Aaa, AAA         650,000         699,861
                                                                                                                ------------
                                                                                                                     699,861
                                                                                                                ------------

MINNESOTA -- 0.8%
    St. Paul, MN Housing & Redev. Auth. Health Care Fac. Rev. Bonds,
       5.00%, 05/15/13 .........................................................    Baa1, BBB        225,000         235,845

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- FIXED INCOME FUNDS / MUNICIPAL BOND FUND
------------------------------------------------------------
   INVESTMENTS / DECEMBER 31, 2006 (UNAUDITED) -- CONTINUED

--------------------------------------------------------------------------------

                                                                                   MOODY'S/S&P    PRINCIPAL        VALUE
                                                                                    RATINGS 1       AMOUNT        (NOTE 2)
                                                                                   -----------   -----------    ------------
MINNESOTA (CONTINUED)
    St. Paul, MN Housing & Redev. Auth. Health Care Fac. Rev. Bonds,
       5.00%, 05/15/15 .........................................................    Baa1, BBB    $   270,000    $    285,088
    St. Paul, MN Housing & Redev. Auth. Health Care Fac. Rev. Bonds,
       5.00%, 05/15/16 .........................................................    Baa1, BBB        300,000         317,217
                                                                                                                ------------
                                                                                                                     838,150
                                                                                                                ------------

MISSOURI -- 1.6%
    Kansas City, MO Special Fac. Rev. Bonds Overhaul Base Project, Ser. G,
       4.00%, 09/01/10 .........................................................     A2, AA-         540,000         537,613
    Kansas City, MO Special Fac. Rev. Bonds, MCI Overhaul Base Proj. Ser. G,
       4.00%, 09/01/11 .........................................................     A2, AA-         465,000         461,856
    Truman State Univ., MO Housing Sys. Rev. Bonds, 5.00%, 06/01/15 ............     Aaa, NR         615,000         658,776
                                                                                                                ------------
                                                                                                                   1,658,245
                                                                                                                ------------

NEVADA -- 3.6%
    Clark County, NV Rev. Bonds (Airport & Marina Improvements), (AMBAC),
       5.00%, 07/01/11 .........................................................    Aaa, AAA       1,000,000       1,052,920
    Nevada State Gen. Oblig. Unref. Bal. Bonds, 5.13%, 09/01/10 ................    Aa1, AA+         345,000         349,247
    Nevada State Highway Imp. Rev. Bonds (Motor Vehicle Fuel Tax), (FGIC),
       5.50%, 12/01/11 .........................................................    Aaa, AAA         250,000         269,788
    Nevada State Highway Improvement Revenue Bond Motor Vehicle Fuel Tax,
       5.00%, 12/01/12 .........................................................    Aaa, AAA         750,000         800,063
    North Las Vegas, NV Ref. Bonds, 5.00%, 12/01/16 ............................     NR, NR          875,000         903,192
    Washoe County, NV Gen. Oblig. Bonds, (Park, Open Space & Library),
       (FGIC), 5.75%, 05/01/14 .................................................    Aaa, AAA         380,000         409,902
                                                                                                                ------------
                                                                                                                   3,785,112
                                                                                                                ------------

NEW JERSEY -- 8.9%
    Camden County, NJ Impt. Auth. Cooper Health Sys Oblig Grp-B,
       5.00%, 02/15/15 .........................................................    Baa3, BBB      2,435,000       2,528,626
    Camden County, NJ Impt. Auth. Cooper Health Sys. Oblig. Grp-A,
       5.00%, 02/15/15 .........................................................    Baa3, BBB      1,090,000       1,131,910
    Camden County, NJ Impt. Auth. Health Care Rev. Bonds, 5.60%, 02/15/07 ......    Baa3, BBB         60,000          59,998
    Cherry Hill Township, NJ School Dist. Gen. Oblig. Bonds, 5.00%, 02/15/17 ...     Aaa, NR         725,000         785,226
    New Jersey State Housing & Mortgage Financing Agency Rev. Bond,
       5.40%, 10/01/09 .........................................................    Aaa, AAA       4,385,000       4,546,894
    New Jersey Tobacco Settlement Fin. Corp. Rev. Bonds, 5.00%, 06/01/09 .......    Baa3, BBB        250,000         255,620
                                                                                                                ------------
                                                                                                                   9,308,274
                                                                                                                ------------

NEW YORK -- 15.9%
    New York City Transitional Fin. Auth. Rev. Bonds, 5.00%, 11/01/11 ..........    Aa1, AAA         500,000         529,365
    New York City, NY Transitional Fin. Auth., 5.75%, 11/01/11 .................    Aa1, AAA         215,000         231,471
    New York Metropolitan Trans. Auth., Ser. A, 5.00%, 11/15/21 ................      A2, A          500,000         535,345
    New York State Agency Spec. School Purp. Rev. Bonds, Ser. C,
       5.25%, 12/01/10 .........................................................     NR, A+        1,500,000       1,581,600
    New York State Dorm. Auth. Rev. Bonds, (MBIA), 5.25%, 05/15/15 .............    Aaa, AAA       1,000,000       1,090,690
    New York State Dorm. Auth. Personal Income Rev. Bonds, Ser. A,
       5.00%, 03/15/13 .........................................................     NR, AAA         500,000         536,250

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- FIXED INCOME FUNDS / MUNICIPAL BOND FUND
------------------------------------------------------------
   INVESTMENTS / DECEMBER 31, 2006 (UNAUDITED) -- CONTINUED

--------------------------------------------------------------------------------

                                                                                   MOODY'S/S&P    PRINCIPAL        VALUE
                                                                                    RATINGS 1       AMOUNT        (NOTE 2)
                                                                                   -----------   -----------    ------------
NEW YORK (CONTINUED)
    New York State Dorm. Auth. Ref. Bonds, North General Hosp.,
       5.75%, 02/15/16 .........................................................     NR, AA-     $ 2,035,000    $  2,239,110
    New York State Dorm. Auth. Rev. Bonds, New York State Dept. of Health,
       5.25%, 07/01/17 .........................................................     NR, AA-         750,000         811,177
    New York State Environ. Fac. Corp. Rev. Bonds, Ser. A, 5.00%, 03/15/13 .....     NR, AA-         515,000         550,865
    New York State Power Auth., Ref. Bonds, Ser. A, 5.00%, 11/15/16 ............    Aaa, AAA       1,000,000       1,090,330
    New York Tobacco Sett. Fund Corp. Rev. Bonds, Ser. A-1, 5.50%, 06/01/14 ....     A1, AA-         450,000         468,590
    New York, New York Series I, 5.00%, 08/01/17 ...............................    Aaa, AAA       1,000,000       1,072,190
    New York, NY City Municipal Water Fin. Auth. Rev. Bonds, 5.00%, 06/15/19 ...    Aa2, AA+         500,000         532,910
    New York, NY City Transitional Fin. Auth. Rev. Bonds, Ser. A,
       5.50%, 11/01/26 .........................................................    Aa1, AAA       1,395,000       1,497,937
    New York, NY Gen. Oblig. Bonds (MBIA), 5.25%, 05/15/18 .....................    Aaa, AAA       1,000,000       1,086,980
    New York, NY Gen. Oblig. Bonds, Ser. E, 5.25%, 08/01/12 ....................     A1, AA-         250,000         268,570
    New York, NY Public Imps. Gen. Obligation Bond Ser. O, 5.00%, 06/01/12 .....     A1, AA-       2,000,000       2,120,280
    New York, NY Valoren Property Tax Gen. Oblig. Bonds, 5.25%, 08/01/17 .......     A1, AA-         260,000         264,750
                                                                                                                ------------
                                                                                                                  16,508,410
                                                                                                                ------------

NORTH CAROLINA -- 1.3%
    Charlotte, NC Airport Rev. Bonds, Ser. B, 5.25%, 07/01/11(1) ..............     Aaa, AAA       1,000,000       1,041,810
    Charlotte, NC Storm Water Fee Rev. Bonds, 5.60%, 06/01/13 ..................    Aa2, AA+         250,000         267,942
                                                                                                                ------------
                                                                                                                   1,309,752
                                                                                                                ------------

OHIO -- 4.3%
    Cincinnati, OH Water Sys. Rev. Bonds, 5.00%, 12/01/12 ......................    Aa2, AAA       1,000,000       1,053,230
    Lorain County, OH Hosp. Rev. Bonds, (Catholic Healthcare Partners),
       5.00%, 10/01/08 .........................................................    Aa3, AA-         500,000         510,755
    Lorain County, OH Hosp. Rev. Bonds, (Catholic Healthcare Partners), Ser. A,
       5.63%, 10/01/16 .........................................................    Aa3, AA-         500,000         538,665
    Ohio State Bldg. Fac. Auth. Rev. Bonds, (Sports Bldg. Fund Proj.),
       Ser. 2001A, 5.50%, 04/01/12 .............................................     Aa2, AA         500,000         535,810
    Ohio State Gen. Oblig. Bonds, Ser. A, 5.38%, 02/01/16 ......................    Aa1, AA+       1,000,000       1,119,090
    Ohio State Infrastructure Imp. Gen. Oblig. Bonds, 5.75%, 02/01/14 ..........    Aa1, AA+         350,000         370,976
    Pickerington, OH Local School Dist. Construction & Imp. Gen. Oblig. Bonds,
       5.80%, 12/01/09 .........................................................    Aaa, AAA         315,000         325,319
                                                                                                                ------------
                                                                                                                   4,453,845
                                                                                                                ------------

OKLAHOMA -- 0.6%
    Oklahoma City, OK Gen. Oblig. Bonds, 5.40%, 07/01/10 .......................    Aa2, AA+         100,000         105,789
    Oklahoma State Capital Improvement Higher Education Proj., Ser. D-3,
       3.97%, 07/01/33 .........................................................    Aaa, AAA         550,000         550,000
                                                                                                                ------------
                                                                                                                     655,789
                                                                                                                ------------

OREGON -- 1.2%
    Oregon State Transportation Dept. Rev. Bonds, Ser. A, 5.50%, 11/15/14 ......    Aa2, AA+         790,000         866,922
    Portland, OR Urban Renewal & Redev. Ref. Bonds, Ser. A, 5.00%, 06/15/17 ....     Aaa, NR         320,000         347,037
                                                                                                                ------------
                                                                                                                   1,213,959
                                                                                                                ------------

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- FIXED INCOME FUNDS / MUNICIPAL BOND FUND
------------------------------------------------------------
   INVESTMENTS / DECEMBER 31, 2006 (UNAUDITED) -- CONTINUED

--------------------------------------------------------------------------------

                                                                                   MOODY'S/S&P    PRINCIPAL        VALUE
                                                                                    RATINGS 1       AMOUNT        (NOTE 2)
                                                                                   -----------   -----------    ------------
PENNSYLVANIA -- 7.0%
    Adams County, PA Public Imp. Misc. Rev. Bonds, (FGIC), 5.20%, 05/15/11 .....    Aaa, AAA     $   250,000    $    265,698
    Bristol Borough, PA School Dist. Gen. Oblig. Bonds, 5.00%, 03/01/20 ........     Aaa, NR         500,000         538,155
    Lancaster Cnty, PA Solid Waste Management Authority Resource Recovery
       System Amt-Series A ticker Lanpol, 5.00%, 12/15/14 ......................    Aaa, AAA         500,000         516,750
    Pennsylvania State Higher Educational Fac. Auth. Rev. Bonds (Philadelphia
       College of Osteopathic Medicine), 5.00%, 12/01/16 .......................      NR, A        1,560,000       1,660,136
    Pennsylvania State Higher Educational Fac. Auth. Rev. Bonds (Slippery Rock
       Univ.), (XLCA), Ser. A, 5.00%, 07/01/21 .................................    Aaa, AAA         500,000         534,585
    Pennsylvania State Higher Educational Fac. Auth. Rev. Bonds, (Philadelphia
       College of Osteopathic Medicine), 5.00%, 12/01/17 .......................      NR, A          500,000         530,780
    Pennsylvania State Ref. Gen. Oblig. Bonds, (FGIC), 5.38%, 11/15/07 .........    Aaa, AAA         250,000         253,880
    Philadelphia, PA Airport Rev. Bonds, Ser. A, 5.00%, 06/15/18(1) ............    Aaa, AAA         600,000         634,260
    Philadelphia, PA School District Ref. Bonds, Ser. A, 5.00%, 08/01/17 .......    Aaa, AAA         600,000         644,976
    Pittsburgh, PA Stadium Auth. Lease Rev. Bonds, 6.50%, 04/01/11 .............    Aaa, AAA         120,000         126,607
    Montgomery County, PA Ind. Dev. Auth. Rev. Bonds (Montenay Proj.),
       Ser. A, 5.00%, 11/01/11 .................................................    Aaa, AAA         900,000         950,409
    State Public School Bldg. Auth. Pennsylvania Rev. Bonds, (FGIC),
       5.25%, 11/01/15 .........................................................    Aaa, AAA         545,000         592,769
                                                                                                                ------------
                                                                                                                   7,249,005
                                                                                                                ------------

PUERTO RICO -- 0.4%
    The Childrens Trust Fund, Puerto Rico, Tobacco Settlement Rev. Bonds,
       5.00%, 05/15/09 .........................................................    Baa3, BBB        100,000         102,229
    The Childrens Trust Fund, Puerto Rico, Tobacco Settlement Rev. Bonds,
       5.75%, 07/01/14 .........................................................     NR, AAA         250,000         267,318
                                                                                                                ------------
                                                                                                                     369,547
                                                                                                                ------------

SOUTH CAROLINA -- 1.5%
    South Carolina State Public Servicing Authority Rev. Bonds, Ser. D,
       5.00%, 01/01/20 .........................................................    Aaa, AAA       1,500,000       1,584,120
                                                                                                                ------------

TENNESSEE -- 0.3%
    Memphis, TN Sewer Sys. Ref. Rev. Bonds, 5.25%, 10/01/13 ....................     A2, AA          250,000         271,058
                                                                                                                ------------

TEXAS -- 7.9%
    Cedar Park, TX Utility Sys. Rev. Bonds, 5.00%, 08/15/18 ....................    Aaa, AAA         400,000         427,640
    Corpus Christi, TX Utility Sys. Rev. Bonds, Ser. A, 5.00%, 07/15/18 ........    Aaa, AAA         500,000         538,075
    Galena Park, TX Indpt. School Dist. Gen. Oblig. Bonds, (PSF-GTY),
       7.00%, 08/15/11 .........................................................     Aaa, NR         250,000         278,370
    Georgetown, TX Indpt. School Dist. Gen. Oblig. Ref. Bonds, (PSF-GTY),
       5.00%, 02/15/17 .........................................................    Aaa, AAA         500,000         533,860
    Harris County, TX Health Facs. Dev. Corp. VRDB, (Methodist Hospital Proj.),
       Ser. A, 3.99%, 12/01/32 .................................................     NR, AA        2,600,000       2,600,000
    Houston, TX Unrefunded-Ref. & Pub. Impt. - Ser. A, 5.25%, 03/01/13 .........    Aa3, AA-         100,000         103,539
    Katy, TX Indpt. School Dist. Gen. Oblig. Bonds, (PSF-GTY), 5.50%, 02/15/15 .    Aaa, AAA         500,000         533,050
    Laredo, TX Ref. Gen. Oblig. Bonds, 5.00%, 08/15/19 .........................    Aaa, AAA         850,000         912,025
    Lubbock, TX Health Fac. Dev. Corp. Rev. Bonds, (St. Joseph Health Sys.),
       5.00%, 07/01/08 .........................................................    Aa3, AA-         350,000         356,493
    Pearland, TX Indpt. School Dist. Schoolhouse Rev. Bonds, Ser. 2001A,
       (PSF-GTY), 5.00%, 02/15/12 ..............................................    Aaa, AAA         625,000         657,425

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- FIXED INCOME FUNDS / MUNICIPAL BOND FUND
------------------------------------------------------------
   INVESTMENTS / DECEMBER 31, 2006 (UNAUDITED) -- CONTINUED

--------------------------------------------------------------------------------

                                                                                   MOODY'S/S&P    PRINCIPAL        VALUE
                                                                                    RATINGS 1       AMOUNT        (NOTE 2)
                                                                                   -----------   -----------    ------------
TEXAS (CONTINUED)
    San Antonio, TX Indpt. School Dist. Gen. Oblig. Unltd. Bonds, (PSF-GTY),
       7.00%, 08/15/08 .........................................................    Aaa, AAA     $   225,000    $    236,770
    Texas State Ref. Public Fin. Auth. Gen. Oblig. Bonds, Ser. 2001A,
       5.50%, 10/01/12 .........................................................     Aa1, AA         300,000         322,728
    Texas Water Dev. Brd. Rev. Bonds, St. Revolving Fd-Sr Lien-Ser. 1998A,
       5.25%, 07/15/11 .........................................................    Aaa, AAA         500,000         511,795
    Univ. of Texas Ref. Rev. Bonds, Ser. 1992A, 6.25%, 07/01/13 ................    Aaa, AAA          60,000          66,461
    Univ. of Texas Ref. Rev. Bonds, Ser. 1992A, 6.25%, 07/01/13 ................    Aaa, AAA          75,000          83,861
    Univ. of Texas Ref. Rev. Bonds, Ser. 1992A, 6.25%, 07/01/13 ................    Aaa, AAA          85,000          96,699
                                                                                                                ------------
                                                                                                                   8,258,791
                                                                                                                ------------

UTAH -- 1.8%
    Salt Lake County, UT Sales Tax Rev. Bonds, 5.00%, 08/01/17 .................     NR, AAA         500,000         541,260
    Utah State Assd. Mun. Power Sys. Rev. Bonds, Payson Power Proj., Ser. A,
       5.25%, 04/01/15 .........................................................    Aaa, AAA       1,000,000       1,081,570
    Utah State Bldg. Ownership Auth. Lease Rev. Bonds, 5.50%, 05/15/07 .........    Aa1, AA+         230,000         231,624
                                                                                                                ------------
                                                                                                                   1,854,454
                                                                                                                ------------

VIRGINIA -- 3.2%
    Virginia State College Build. Auth. Rev. Bonds, 5.25%, 02/01/18 ............    Aa1, AA+       1,000,000       1,089,190
    Virginia State Pub. Bldg. Auth., Pub. Facs. Ref. Bonds, Ser. D,
       5.00%, 08/01/16 .........................................................    Aa1, AA+       1,000,000       1,079,680
    Virginia State Res. Auth. Rev. Bonds, Ser. B, 5.00%, 11/01/11 ..............    Aaa, AAA       1,085,000       1,137,948
                                                                                                                ------------
                                                                                                                   3,306,818
                                                                                                                ------------

WASHINGTON -- 3.1%
    Clark & Skamania Counties, Washington School Dist. Gen. Oblig. Bonds,
       5.00%, 12/01/16 .........................................................     Aaa, NR       1,165,000       1,236,426
    Clark County Washington School Dist. No. 37 Gen. Oblig. Bonds,
       5.13%, 12/01/10 .........................................................     Aa3, NR         500,000         524,760
    Seattle, WA Muni. Light & Power Ref. Rev. Bonds, (FSA), 5.00%, 07/01/10 ....    Aaa, AAA         350,000         359,191
    Washington State Public Power Supply Sys. Nuclear Proj. No. 1 Rev. Bonds,
       5.75%, 07/01/09 .........................................................    Aaa, AA-         320,000         335,245
    Washington State Public Power Supply Sys. Nuclear Proj. No. 2 Rev. Bonds,
       5.75%, 07/01/09 .........................................................    Aaa, AA-         200,000         209,528
    Washington State Variable Purpose-Ser. B, Gen. Oblig. Unltd. Bonds,
       5.00%, 01/01/13 .........................................................     Aa1, AA         300,000         308,235
    Washington Tobacco Settlement Mgmt. Auth. Rev. Bonds, 5.00%, 06/01/08 ......    Baa2, BBB        300,000         304,673
                                                                                                                ------------
                                                                                                                   3,278,058
                                                                                                                ------------

WEST VIRGINIA -- 0.3%
    West Virginia State Bldg. Ref. Rev. Bonds, Ser. A, (AMBAC), 5.38%, 07/01/18     Aaa, AAA         250,000         281,668
                                                                                                                ------------

WISCONSIN -- 0.2%
    Wisconsin State Trans. Rev. Ref. Bonds, Ser.1, 5.75%, 07/01/14 .............    Aaa, AAA          70,000          77,182
    Wisconsin State Trans. Rev. Ref. Bonds, Ser.1, (AMBAC), 5.75%, 07/01/14 ....    Aaa, AAA         105,000         115,554
                                                                                                                ------------
                                                                                                                     192,736
                                                                                                                ------------
TOTAL MUNICIPAL BONDS (COST $102,755,627) ..................................................................     103,900,482
                                                                                                                ------------

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- FIXED INCOME FUNDS / MUNICIPAL BOND FUND
------------------------------------------------------------
   INVESTMENTS / DECEMBER 31, 2006 (UNAUDITED) -- CONTINUED

--------------------------------------------------------------------------------

                                                                                                                   VALUE
                                                                                                    SHARES        (NOTE 2)
                                                                                                 -----------    ------------
SHORT-TERM INVESTMENTS -- 0.2%
    BlackRock Liquidity Funds Muni Cash Portfolio - Institutional Series .......                      89,415    $     89,415
    BlackRock Liquidity Funds Muni Fund Portfolio - Institutional Series .......                      89,415          89,415
                                                                                                                ------------
  TOTAL SHORT-TERM INVESTMENTS (COST $178,830) .............................................................         178,830
                                                                                                                ------------
  TOTAL INVESTMENTS -- 100.0% (COST $102,934,457)+ .........................................................    $104,079,312
                                                                                                                ============

____________

1 Although certain securities are not rated (NR) by either Moody's or S&P, they have been determined to be of comparable quality to investment grade securities by the investment adviser.

+ The cost for Federal income tax purposes is $102,934,457. At December 31, 2006, net unrealized appreciation was $1,144,855. This consisted of aggregate gross unrealized appreciation for all securities for which there was an excess of market value over tax cost of $1,373,311, and aggregate gross unrealized depreciation for all securities for which there was an excess of tax cost over market value of $228,456.

(1)   Security is subject to the Alternative Minimum Tax.

AMBAC -- AMBAC Indemnity Corp.

FGIC -- Insured by Financial Guaranty Insurance Corp.

FSA -- Financial Security Assurance

LOC -- Letter of Credit

MBIA -- Municipal Bond Insurance Association

PSF-GTY -- Permanent School Fund Guaranty

RADIAN -- Credit rating enhanced by guaranty or insurance from Radian Asset
          Assurance, Inc.

VRDB -- Variable Rate Demand Bonds

XLCA -- XL Capital Assurance, Inc.

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- FIXED INCOME FUNDS
--------------------------------------
   FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2006 (Unaudited)

                                                                        SHORT/
                                                                     INTERMEDIATE-
                                                                      TERM BOND       BROAD MARKET       MUNICIPAL
                                                                         FUND           BOND FUND        BOND FUND
                                                                     -------------    -------------    -------------
ASSETS:
Investment in securities, at value* .............................    $ 155,895,293    $  71,532,020    $ 104,079,312
Securities lending collateral ...................................       10,924,330        5,698,725               --
Receivable for fund shares sold .................................          249,720           75,087          232,412
Dividends and interest receivable ...............................        1,802,323          924,433        1,362,077
Other receivable ................................................          532,577          519,156               --
Other assets ....................................................            4,025            6,298            9,020
                                                                     -------------    -------------    -------------
Total assets ....................................................      169,408,268       78,755,719      105,682,821
                                                                     -------------    -------------    -------------

LIABILITIES:
Obligation to return securities lending collateral ..............       10,924,330        5,698,725               --
Payable for fund shares redeemed ................................           46,467           46,440          152,561
Dividend payable ................................................          595,706          278,195          292,796
Accrued advisory fee ............................................           46,374           21,501           30,733
Other accrued expenses ..........................................           75,596           50,921           43,912
                                                                     -------------    -------------    -------------
Total liabilities ...............................................       11,688,473        6,095,782          520,002
                                                                     -------------    -------------    -------------
NET ASSETS ......................................................    $ 157,719,795    $  72,659,937    $ 105,162,819
                                                                     =============    =============    =============

NET ASSETS CONSIST OF:
Paid-in capital .................................................    $ 157,523,088    $  70,927,570    $ 104,409,974
Distribution in excess of net investment income .................          (82,769)          (6,832)            (102)
Accumulated net realized gain (loss) on investments .............           63,013          433,030         (391,908)
Net unrealized appreciation of investments ......................          216,463        1,306,169        1,144,855
                                                                     -------------    -------------    -------------
NET ASSETS ......................................................    $ 157,719,795    $  72,659,937    $ 105,162,819
                                                                     =============    =============    =============

NET ASSETS BY SHARE CLASS:
Institutional Shares ............................................    $ 157,548,376    $  72,649,494    $ 105,152,456
A Shares 1 ......................................................          171,419           10,443           10,363
                                                                     -------------    -------------    -------------
                                                                     $ 157,719,795    $  72,659,937    $ 105,162,819
                                                                     =============    =============    =============

SHARES OF BENEFICIAL INTEREST OUTSTANDING:
  ($0.01 par value, unlimited authorized shares):
  Institutional Shares ..........................................       15,789,052        7,486,437        8,144,182
  A Shares 1 ....................................................           17,348            1,076              803

NET ASSET VALUE PER SHARE:
  Institutional Shares (net asset value, offering and
      redemption price) .........................................    $        9.98    $        9.70    $       12.91
                                                                     -------------    -------------    -------------
  A Shares 1 (net asset value (NAV) and redemption price) .......    $        9.88    $        9.71    $       12.91
                                                                     -------------    -------------    -------------
  A Shares 1 (Public offering price -- NAV / 0.98) ..............    $       10.08    $        9.91    $       13.17
                                                                     -------------    -------------    -------------
* Investments at cost ...........................................    $ 155,678,830    $  70,225,851    $ 102,934,457

____________

1     Formerly, Investor Shares.

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- FIXED INCOME FUNDS
--------------------------------------
   FINANCIAL STATEMENTS -- CONTINUED
--------------------------------------------------------------------------------

STATEMENTS OF OPERATIONS
For the Six Months Ended December 31, 2006 (Unaudited)

                                                                        SHORT/
                                                                     INTERMEDIATE-
                                                                       TERM BOND      BROAD MARKET       MUNICIPAL
                                                                         FUND           BOND FUND        BOND FUND
                                                                     -------------    -------------    -------------
INVESTMENT INCOME:
  Interest and dividends ........................................    $   3,669,399    $   1,843,250    $   1,977,715
  Securities lending ............................................            7,140            2,261               --
                                                                     -------------    -------------    -------------
  Total investment income .......................................        3,676,539        1,845,511        1,977,715
                                                                     -------------    -------------    -------------

EXPENSES:
  Advisory fees ..................................................         255,155          123,502          172,716
  Administration fees ...........................................           11,276            5,461            7,632
  Sub-administration and accounting fees ........................           51,488           30,948           45,823
  Custody fees ..................................................           15,429           11,049            9,461
  Transfer agent fees ...........................................           23,709           12,349           15,923
  Distribution fees - A Shares 1 ................................              213               13               13
  Professional fees .............................................           30,411           31,468           31,714
  Reports to shareholders .......................................           15,654           11,266           10,113
  Registration fees .............................................           18,229           16,781           20,337
  Trustees' fees ................................................            9,657            9,662            9,676
  Compliance services ...........................................            2,029            1,819            1,824
  Other .........................................................            9,178            5,793            5,835
                                                                     -------------    -------------    -------------
    Total expenses before fee waivers ...........................          442,428          260,111          331,067
    Sub-administration and accounting fees waived ...............               --           (1,553)              --
                                                                     -------------    -------------    -------------
       Total expenses, net ......................................          442,428          258,558          331,067
                                                                     -------------    -------------    -------------
  Net investment income .........................................        3,234,111        1,586,953        1,646,648
                                                                     -------------    -------------    -------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Net realized gain (loss) on investments .......................          495,715          434,477          (21,748)
  Net increase (decrease) in unrealized appreciation
    (depreciation) on investments ...............................        2,483,708        1,719,538        1,847,195
                                                                     -------------    -------------    -------------
  Net gain on investments .......................................        2,979,423        2,154,015        1,825,447
                                                                     -------------    -------------    -------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS.............    $   6,213,534    $   3,740,968    $   3,472,095
                                                                     =============    =============    =============

____________

1     Formerly, Investor Shares

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- FIXED INCOME FUNDS
--------------------------------------
   FINANCIAL STATEMENTS -- CONTINUED
--------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS

                                                         SHORT/INTERMEDIATE-TERM                 BROAD MARKET
                                                                BOND FUND                         BOND FUND
                                                      ------------------------------    ------------------------------
                                                         FOR THE                           FOR THE
                                                       SIX-MONTHS         FOR THE        SIX-MONTHS         FOR THE
                                                          ENDED         FISCAL YEAR         ENDED         FISCAL YEAR
                                                       DECEMBER 31,        ENDED         DECEMBER 31,        ENDED
                                                          2006            JUNE 30,          2006            JUNE 30,
                                                       (UNAUDITED)         2006          (UNAUDITED)          2006
                                                      -------------    -------------    -------------    -------------
INCREASE (DECREASE) IN NET ASSETS:
Operations:
   Net investment income .........................    $   3,234,111    $   4,934,620    $   1,586,953    $   2,825,675
   Net realized gain (loss) on investments .......          495,715         (433,992)         434,477          172,490
   Net increase (decrease) in unrealized
     appreciation (depreciation) on
     investments .................................        2,483,708       (4,846,558)       1,719,538       (3,855,588)
                                                      -------------    -------------    -------------    -------------
Net increase (decrease) in net assets
   resulting from operations .....................        6,213,534         (345,930)       3,740,968         (857,423)
                                                      -------------    -------------    -------------    -------------
Distributions to shareholders from:
   Net investment income:
     Institutional Shares ........................       (3,232,502)      (4,924,698)      (1,591,170)      (2,818,472)
     A Shares 1 ..................................           (3,560)          (6,895)            (222)            (216)
                                                      -------------    -------------    -------------    -------------
                                                         (3,236,062)      (4,931,593)      (1,591,392)      (2,818,688)
                                                      -------------    -------------    -------------    -------------
   Net realized gains:
     Institutional Shares ........................               --         (283,643)              --         (789,314)
     A Shares 1 ..................................               --             (354)              --               --
                                                      -------------    -------------    -------------    -------------
                                                                 --         (283,997)              --         (789,314)
                                                      -------------    -------------    -------------    -------------
Total distributions ..............................       (3,236,062)      (5,215,590)      (1,591,392)      (3,608,002)
                                                      -------------    -------------    -------------    -------------
Fund share transactions (Note 6):
   Proceeds from shares sold .....................       31,108,634       60,957,514        7,217,285       14,154,000
   Cost of shares issued on
     reinvestment of distributions ...............        2,275,610        3,450,498        1,199,713        2,833,910
   Cost of shares redeemed .......................      (11,719,670)     (34,843,924)      (4,645,310)     (12,369,967)
                                                      -------------    -------------    -------------    -------------
Net increase in net assets from Fund
   share transactions ............................       21,664,574       29,564,088        3,771,688        4,617,943
                                                      -------------    -------------    -------------    -------------
Total increase in net assets .....................       24,642,046       24,002,568        5,921,264          152,518

NET ASSETS:
   Beginning of Period ...........................      133,077,749      109,075,181       66,738,673       66,586,155
                                                      -------------    -------------    -------------    -------------
   End of Period .................................    $ 157,719,795    $ 133,077,749    $  72,659,937    $  66,738,673
                                                      =============    =============    =============    =============
Distributions in excess of net investment
   income ........................................    $     (82,769)   $     (80,818)   $      (6,832)   $      (2,393)
                                                      -------------    -------------    -------------    -------------

____________

1     Formerly, Investor Shares.

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- FIXED INCOME FUNDS
--------------------------------------
   FINANCIAL STATEMENTS -- CONTINUED
--------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS

                                                                MUNICIPAL
                                                                BOND FUND
                                                      ------------------------------
                                                         FOR THE
                                                       SIX-MONTHS         FOR THE
                                                          ENDED         FISCAL YEAR
                                                       DECEMBER 31,        ENDED
                                                          2006            JUNE 30,
                                                       (UNAUDITED)          2006
                                                      -------------    -------------
INCREASE (DECREASE) IN NET ASSETS:
Operations:
   Net investment income .........................    $   1,646,648    $   2,368,466
   Net realized loss on investments ..............          (21,748)         (22,902)
   Net increase  (decrease) in unrealized
     appreciation (depreciation)
     on investments ..............................        1,847,195       (2,020,824)
                                                      -------------    -------------
Net increase in net assets
   resulting from operations .....................        3,472,095          324,740
                                                      -------------    -------------
Distributions to shareholders from:
   Net investment income:
     Institutional Shares ........................       (1,646,484)      (2,368,312)
     A Shares 1 ..................................             (161)            (154)
                                                      -------------    -------------
                                                         (1,646,645)      (2,368,466)
                                                      -------------    -------------
   Net realized gains:
     Institutional Shares ........................               --               --
     A Shares 1 ..................................               --               --
                                                      -------------    -------------
Total distributions ..............................       (1,646,645)      (2,368,466)
                                                      -------------    -------------
Fund share transactions (Note 6):
   Proceeds from shares sold .....................       21,501,109       51,478,092
   Cost of shares issued on
     reinvestment of distributions ...............          783,594        1,053,524
   Cost of shares redeemed .......................       (8,381,737)     (26,871,545)
                                                      -------------    -------------
Net increase in net assets from Fund
   share transactions ............................       13,902,966       25,660,071
                                                      -------------    -------------
Total increase in net assets .....................       15,728,416       23,616,345

NET ASSETS:
   Beginning of Period ...........................       89,434,403       65,818,058
                                                      -------------    -------------
   End of Period .................................    $ 105,162,819    $  89,434,403
                                                      =============    =============
Distributions in excess of net investment
   income ........................................    $        (102)   $        (105)
                                                      -------------    -------------

_____________

1     Formerly, Investor Shares.

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- FIXED INCOME FUNDS
--------------------------------------
   FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The following tables include selected data for a share outstanding throughout each period and other performance information derived from the financial statements. The total returns in the tables represent the rate an investor would have earned or lost on an investment in the Funds (assuming reinvestment of all dividends and distributions). This information should be read in conjunction with the financial statements and notes thereto.

                                                      FOR THE
                                                     SIX MONTHS
                                                       ENDED
                                                    DECEMBER 31,                  FOR THE FISCAL YEARS ENDED JUNE 30,
                                                        2006        ---------------------------------------------------------------
                                                    (UNAUDITED)       2006          2005         2004          2003          2002
                                                    ------------    ---------     ---------    ---------     ---------    ---------
SHORT/INTERMEDIATE-TERM BOND FUND --
  INSTITUTIONAL SHARES
NET ASSET VALUE -- BEGINNING OF PERIOD .......       $    9.77      $   10.23     $   10.18    $   10.80     $   10.23    $   10.05
                                                     ---------      ---------     ---------    ---------     ---------    ---------
INVESTMENT OPERATIONS:
  Net investment income ......................            0.22           0.41          0.37         0.38          0.43         0.50
  Net realized and unrealized gain (loss)
    on investments ...........................            0.21          (0.44)         0.08        (0.40)         0.64         0.20
                                                     ---------      ---------     ---------    ---------     ---------    ---------
     Total from investment operations ........            0.43          (0.03)         0.45        (0.02)         1.07         0.70
                                                     ---------      ---------     ---------    ---------     ---------    ---------

DISTRIBUTIONS:
  From net investment income .................           (0.22)         (0.41)        (0.37)       (0.38)        (0.43)       (0.50)
  From net realized gains ....................              --          (0.02)        (0.03)       (0.22)        (0.07)       (0.02)
                                                     ---------      ---------     ---------    ---------     ---------    ---------
     Total distributions .....................           (0.22)         (0.43)        (0.40)       (0.60)        (0.50)       (0.52)
                                                     ---------      ---------     ---------    ---------     ---------    ---------
NET ASSET VALUE -- END OF PERIOD .............       $    9.98      $    9.77     $   10.23    $   10.18     $   10.80    $   10.23
                                                     =========      =========     =========    =========     =========    =========
TOTAL RETURN .................................            4.45%**       (0.25)%        4.50%       (0.22)%       10.70%        7.08%

RATIOS (TO AVERAGE NET ASSETS)/
  SUPPLEMENTAL DATA 1:

  Expenses:
     Including expense limitations ...........            0.61%*         0.64%         0.65%        0.62%         0.62%        0.62%
     Excluding expense limitations ...........            0.61%*         0.65%         0.65%        0.62%         0.62%        0.62%
  Net investment income ......................            4.44%*         4.13%         3.60%        3.60%         4.13%        4.89%
  Portfolio turnover rate ....................              15%**          35%           33%          27%           82%         136%
Net assets at the end of period
   (000 omitted) .............................       $ 157,548      $ 132,913     $ 108,828    $ 188,519     $ 185,956    $ 167,077

___________
*     Annualized

**    Not annualized

1 For the periods prior to July 1, 2005, the Fund operated as a feeder fund in a master-feeder structure. The expense and net investment income ratios include expenses allocated from the master fund, WT Investment Trust I-Short/Intermediate Bond Series (the "Series"), and the portfolio turnover rate reflects investment activity of the Series. Effective July 1, 2005, the Fund no longer operates in a master-feeder structure.

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- FIXED INCOME FUNDS
--------------------------------------
   FINANCIAL HIGHLIGHTS -- CONTINUED
--------------------------------------------------------------------------------

                                                       FOR THE
                                                     SIX MONTHS
                                                        ENDED                  FOR THE              FOR THE PERIOD
                                                    DECEMBER 31,     FISCAL YEARS ENDED JUNE 30,   OCTOBER 7, 2003 1
                                                        2006         ---------------------------   THROUGH JUNE 30,
                                                     (UNAUDITED)        2006             2005             2004
                                                    ------------     -----------      ----------   -----------------
SHORT/INTERMEDIATE-TERM BOND FUND --
   A SHARES 2
NET ASSET VALUE -- BEGINNING OF PERIOD ...........    $   9.67       $   10.13        $   10.08       $  10.59
                                                      --------       ---------        ---------       --------
INVESTMENT OPERATIONS:
  Net investment income...........................        0.21            0.38             0.34           0.25
  Net realized and unrealized gain (loss)
    on investments ...............................        0.21           (0.44)            0.08          (0.29)
                                                      --------       ---------        ---------       --------
     Total from investment operations ............        0.42           (0.06)            0.42          (0.04)
                                                      --------       ---------        ---------       --------
DISTRIBUTIONS:
  From net investment income .....................       (0.21)          (0.38)           (0.34)         (0.25)
  From net realized gains ........................          --           (0.02)           (0.03)         (0.22)
                                                      --------       ---------        ---------       --------
     Total distributions .........................       (0.21)          (0.40)           (0.37)         (0.47)
                                                      --------       ---------        ---------       --------
NET ASSET VALUE -- END OF PERIOD .................    $   9.88       $    9.67        $   10.13       $  10.08
                                                      ========       =========        =========       ========
TOTAL RETURN 3 ...................................        4.34%**        (0.56)%           4.26%         (0.36)%**

RATIOS (TO AVERAGE NET ASSETS)/
 SUPPLEMENTAL DATA 4:
  Expenses:
     Including expense limitations ...............        0.86%*          0.89%            0.91%          0.86%*
     Excluding expense limitations ...............        0.86%*          0.90%            6.46%          5.36%*
  Net investment income ..........................        4.18%*          3.80%            3.36%          3.32%*
Portfolio turnover rate ..........................          15%**           35%              33%            27% 5
Net assets at the end of period (000 omitted) ....    $    171       $     164        $     247       $    223

____________

*     Annualized

**    Not annualized

1     Commencement of operations.

2     Formerly, Investor Shares.

3 Total return does not reflect the impact of the maximum front-end sales load of 2.00%. If reflected, the return would be lower.

4 For the periods prior to July 1, 2005, the Fund operated as a feeder fund in a master-feeder structure. The expense and net investment income ratios include expenses allocated from the master fund, WT Investment Trust I-Short/Intermediate Bond Series (the "Series"), and the portfolio turnover rate reflects investment activity of the Series. Effective July 1, 2005, the Fund no longer operates in a master-feeder structure.

5 Represents the portfolio turnover rate for the Fund for the year ended June 30, 2004.

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- FIXED INCOME FUNDS
--------------------------------------
   FINANCIAL HIGHLIGHTS -- CONTINUED
--------------------------------------------------------------------------------

                                                      FOR THE
                                                     SIX MONTHS
                                                       ENDED
                                                    DECEMBER 31,                  FOR THE FISCAL YEARS ENDED JUNE 30,
                                                        2006        ---------------------------------------------------------------
                                                    (UNAUDITED)        2006         2005         2004          2003         2002
                                                    ------------    ---------     ---------    ---------     ---------    ---------
BROAD MARKET BOND FUND --
  INSTITUTIONAL SHARES
NET ASSET VALUE -- BEGINNING OF PERIOD ...........   $    9.41      $   10.07     $    9.90    $   10.67     $    9.93    $    9.81
                                                     ---------      ---------     ---------    ---------     ---------    ---------
INVESTMENT OPERATIONS:
  Net investment income ..........................        0.22           0.41          0.39         0.41          0.46         0.52
  Net realized and unrealized gain (loss) on
    investments ..................................        0.29          (0.54)         0.27        (0.53)         0.79         0.16
                                                     ---------      ---------     ---------    ---------     ---------    ---------
     Total from investment operations ............        0.51          (0.13)         0.66        (0.12)         1.25         0.68
                                                     ---------      ---------     ---------    ---------     ---------    ---------
DISTRIBUTIONS:
  From net investment income .....................       (0.22)         (0.41)        (0.39)       (0.41)        (0.46)       (0.52)
  From net realized gains ........................          --          (0.12)        (0.10)       (0.24)        (0.05)       (0.04)
                                                     ---------      ---------     ---------    ---------     ---------    ---------
    Total distributions ..........................       (0.22)         (0.53)        (0.49)       (0.65)        (0.51)       (0.56)
                                                     ---------      ---------     ---------    ---------     ---------    ---------
NET ASSET VALUE -- END OF PERIOD .................   $    9.70      $    9.41     $   10.07    $    9.90     $   10.67    $    9.93
                                                     =========      =========     =========    =========     =========    =========
TOTAL RETURN .....................................        5.44%**       (1.25)%        6.80%       (1.13)%       12.77%        7.04%

RATIOS (TO AVERAGE NET ASSETS)/SUPPLEMENTAL DATA 1:
  Expenses:
     Including expense limitations ...............        0.73%*         0.72%         0.72%        0.68%         0.66%        0.68%
     Excluding expense limitations ...............        0.74%*         0.73%         0.73%        0.68%         0.66%        0.68%
  Net investment income ..........................        4.51%*         4.28%         3.89%        4.05%         4.38%        5.16%
Portfolio turnover rate ..........................          10%**          31%           43%          26%           77%         180%
Net assets at the end of period
    (000 omitted) ................................   $  72,649      $  66,729     $  66,586    $  88,935     $ 113,515    $ 116,427

_____________

*     Annualized

**    Not annualized

1 For the periods prior to July 1, 2005, the Fund operated as a feeder fund in a master-feeder structure. The expense and net investment income ratios include expenses allocated from the master fund, WT Investment Trust I--Broad Market Bond Series (the "Series"), and the portfolio turnover rate reflects investment activity of the Series. Effective July 1, 2005, the Fund no longer operates in a master-feeder structure.

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- FIXED INCOME FUNDS
--------------------------------------
   FINANCIAL HIGHLIGHTS -- CONTINUED
--------------------------------------------------------------------------------

                                                          FOR THE
                                                         SIX MONTHS
                                                           ENDED         FOR THE PERIOD
                                                        DECEMBER 31,   DECEMBER 20, 2005 1
                                                            2006             THROUGH
                                                        (UNAUDITED)       JUNE 30, 2006
                                                        ------------   -------------------
BROAD MARKET BOND FUND -- A SHARES 2

NET ASSET VALUE -- BEGINNING OF PERIOD .............    $    9.41           $     9.67
                                                        ---------           ----------
INVESTMENT OPERATIONS:
  Net investment income ............................         0.21                 0.21
  Net realized and unrealized gain
   (loss) on investments ...........................         0.30                (0.26)
                                                        ---------           ----------
     Total from investment operations ..............         0.51                (0.05)
                                                        ---------           ----------
DISTRIBUTIONS:
  From net investment income .......................        (0.21)               (0.21)
                                                        ---------           ----------
     Total distributions ...........................        (0.21)               (0.21)
                                                        ---------           ----------
NET ASSET VALUE -- END OF PERIOD ...................    $    9.71           $     9.41
                                                        =========           ==========
TOTAL RETURN 3 .....................................         5.43%**             (0.55)%**

RATIOS (TO AVERAGE NET ASSETS)/SUPPLEMENTAL DATA:
  Expenses:
     Including expense limitations .................         0.98%*               0.97%*
     Excluding expense limitations .................         0.99%*               0.99%*
  Net investment income ............................         4.30%*               4.12%*
Portfolio turnover rate ............................           10%**                31% 4
Net assets at the end of period (000 omitted).......    $      10           $       10

_____________

*     Annualized

**    Not annualized

1     Commencement of operations.

2     Formerly, Investor Shares.

3 Total return does not reflect the impact of the maximum front-end sales load of 2.00%. If reflected, the return would be lower.

4 Represents the portfolio turnover rate for the Fund for the year ended June 30, 2006.

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- FIXED INCOME FUNDS
--------------------------------------
   FINANCIAL HIGHLIGHTS -- CONTINUED
--------------------------------------------------------------------------------

                                                      FOR THE
                                                     SIX MONTHS
                                                       ENDED
                                                    DECEMBER 31,                  FOR THE FISCAL YEARS ENDED JUNE 30,
                                                        2006        ---------------------------------------------------------------
                                                    (UNAUDITED)        2006         2005         2004          2003         2002
                                                    ------------    ---------     ---------    ---------     ---------    ---------
MUNICIPAL BOND FUND --
  INSTITUTIONAL SHARES
NET ASSET VALUE -- BEGINNING OF PERIOD ...........   $   12.66      $   13.00     $   12.80    $   13.27     $   12.87    $   12.65
                                                     ---------      ---------     ---------    ---------     ---------    ---------
INVESTMENT OPERATIONS:
  Net investment income ..........................        0.22           0.40          0.38         0.36          0.43         0.47
  Net realized and unrealized gain (loss) on
    investments ..................................        0.25          (0.34)         0.20        (0.45)         0.42         0.27
                                                     ---------      ---------     ---------    ---------     ---------    ---------
     Total from investment operations ............        0.47           0.06          0.58        (0.09)         0.85         0.74
                                                     ---------      ---------     ---------    ---------     ---------    ---------
DISTRIBUTIONS:
  From net investment income .....................       (0.22)         (0.40)        (0.38)       (0.36)        (0.43)       (0.47)
  From net realized gains ........................          --             --            --        (0.02)        (0.02)       (0.05)
                                                     ---------      ---------     ---------    ---------     ---------    ---------
     Total distributions .........................       (0.22)         (0.40)        (0.38)       (0.38)        (0.45)       (0.52)
                                                     ---------      ---------     ---------    ---------     ---------    ---------
NET ASSET VALUE -- END OF PERIOD .................   $   12.91      $   12.66     $   13.00    $   12.80     $   13.27    $   12.87
                                                     =========      =========     =========    =========     =========    =========
TOTAL RETURN .....................................        3.70%**        0.45%         4.56%       (0.64)%        6.75%        5.93%

RATIOS (TO AVERAGE NET ASSETS)/
  SUPPLEMENTAL DATA 1:
  Expenses:
     Including expense limitations ...............        0.67%*         0.69%         0.75%        0.75%         0.75%        0.75%
     Excluding expense limitations ...............        0.67%*         0.69%         0.79%        0.82%         0.95%        1.08%
  Net investment income ..........................        3.34%*         3.12%         2.89%        2.78%         3.30%        3.63%
Portfolio turnover rate ..........................          36%**          45%           38%          20%           21%          28%
Net assets at the end of period (000 omitted) ....   $ 105,152      $  89,424     $  65,818    $  63,069     $  42,563    $  32,592

_____________

*     Annualized

**    Not annualized

1 For the periods prior to July 1, 2005, the Fund operated as a feeder fund in a master-feeder structure. The expense and net investment income ratios include expenses allocated from the master fund, WT Investment Trust I-Municipal Bond Series (the "Series"), and the portfolio turnover rate reflects investment activity of the Series. Effective July 1, 2005, the Fund no longer operates in a master-feeder structure.


    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- FIXED INCOME FUNDS
--------------------------------------
   FINANCIAL HIGHLIGHTS -- CONTINUED
--------------------------------------------------------------------------------

                                                          FOR THE
                                                         SIX MONTHS
                                                           ENDED         FOR THE PERIOD
                                                        DECEMBER 31,   DECEMBER 20, 2005 1
                                                            2006             THROUGH
                                                        (UNAUDITED)       JUNE 30, 2006
                                                        ------------   -------------------
MUNICIPAL BOND FUND -- A SHARES 2

NET ASSET VALUE -- BEGINNING OF PERIOD .............    $   12.66           $   12.82
                                                        ---------           ---------
INVESTMENT OPERATIONS:
  Net investment income ............................         0.20                0.20
  Net realized and unrealized loss on investments ..         0.25               (0.16)
                                                        ---------           ---------
     Total from investment operations ..............         0.45                0.04
                                                        ---------           ---------
DISTRIBUTIONS:
  From net investment income .......................        (0.20)              (0.20)
                                                        ---------           ---------
     Total distributions ...........................        (0.20)              (0.20)
                                                        ---------           ---------
NET ASSET VALUE -- END OF PERIOD ...................    $   12.91           $   12.66
                                                        =========           =========
TOTAL RETURN 3 .....................................         3.59%**             0.29%**

RATIOS (TO AVERAGE NET ASSETS)/SUPPLEMENTAL DATA:
  Expenses:
     Including expense limitations .................         0.92%*              0.94%*
     Excluding expense limitations .................         0.92%*              0.95%*
  Net investment income ............................         3.12%*              2.94%*
Portfolio turnover rate ............................           36%**               45% 4
Net assets at the end of period (000 omitted).......    $      10           $      10

_____________

*     Annualized

**    Not annualized

1     Commencement of operations.

2     Formerly, Investor Shares.

3 Total return does not reflect the impact of the maximum front-end sales load of 2.00%. If reflected, the return would be lower.

4 Represents the portfolio turnover rate for the Fund for the year ended June 30, 2006.

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- FIXED INCOME FUNDS
--------------------------------------
   NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

1. DESCRIPTION OF THE FUND. WT Mutual Fund (the "Trust") is registered under the Investment Company Act of 1940, as amended, (the "1940 Act") as an open-end management investment company and was organized as a Delaware business trust on June 1, 1994. The Amended and Restated Agreement and Declaration of Trust permits the Board of Trustees (the "Trustees") to establish series of shares, each of which constitutes a series separate and distinct from the shares of other series. As of December 31, 2006, the Trust offered 26 series, three of which are included in these financial statements. The three series included are: Wilmington Short/Intermediate-Term Bond Fund ("Short/Intermediate-Term Bond Fund"), Wilmington Broad Market Bond Fund ("Broad Market Bond Fund") and Wilmington Municipal Bond Fund ("Municipal Bond Fund") (each, a "Fund" and collectively, the "Funds").

    Each Fund offers two classes of shares: Institutional Shares and A Shares (formerly, Investor Shares). All classes of shares have identical voting, dividend and liquidation rights. Institutional Shares are offered to retirement plans and other institutional investors. Effective November 1, 2006, Investor Shares were renamed A Shares and are available to all investors and are subject to a Rule 12b-1 distribution fee and a maximum front-end sales charge of 2.00%.

2.  SIGNIFICANT   ACCOUNTING  POLICIES.  The  following  is  a  summary  of  the significant accounting policies of the Funds:

    SECURITY VALUATION. Securities held by the Funds which are listed on a securities exchange and for which market quotations are available are valued at the last quoted sale price of the day, or, if there is no such reported sale, securities are valued at the mean between the most recent quoted bid and ask prices. Price information for listed securities is taken from the exchange where the security is primarily traded. Unlisted securities for which market quotations are readily available are valued at the most recent bid prices. Current market prices are generally not available for municipal securities; current market prices may also be unavailable for other types of fixed-income securities held by the Funds. To determine the value of those securities, the Funds may use a pricing service that takes into account not only developments related to the specific securities, but also transactions in comparable securities. Securities with a remaining maturity of 60 days or less are valued at amortized cost, which approximates market value, unless the Trustees determine that this does not represent fair value. Securities that do not have a readily available current market value are valued in good faith by using procedures adopted by the Trustees. When a Fund uses fair value pricing to determine NAV, securities will not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Trustees believes accurately reflects fair value. The Funds' policy is intended to result in a calculation of a Fund's NAV that fairly reflects security values as of the time of pricing. However, fair values determined pursuant to a Fund's procedures may not accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing.

WILMINGTON FUNDS -- FIXED INCOME FUNDS
--------------------------------------
   NOTES TO FINANCIAL STATEMENTS (UNAUDITED) -- CONTINUED
--------------------------------------------------------------------------------

    In September 2006, the Financial Accounting Standards Board (FASB) issued Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (FAS 157). FAS 157 establishes a framework for measuring fair value in generally accepted accounting principles, clarifies the definition of fair value within that framework, and expands disclosures about the use of fair value measurements. FAS 157 is intended to increase consistency and comparability among fair value estimates used in financial reporting. FAS 157 is effective for fiscal years beginning after November 15, 2007. Management does not expect the adoption of FAS 157 to have an impact on the amounts reported in the financial statements.

    FEDERAL INCOME TAXES. Each Fund is treated as a separate entity for Federal income tax purposes and intends to continue to qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended, and to distribute substantially all of its income to its shareholders. Therefore, no Federal income tax provision has been made.

    On July 13, 2006, FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN 48) was released. FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Trust's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. Recent SEC guidance allows implementing FIN 48 in fund net asset value calculations as late as the fund's last net asset value calculation in the first required financial statement reporting period. As a result, the Fund will incorporate FIN 48 in its semi-annual report on December 31, 2007. At this time, management is evaluating the implications of FIN 48 and its impact in the financial statements has not yet been determined.

    SECURITY TRANSACTIONS AND INVESTMENT INCOME. Investment security transactions are accounted for on a trade date basis. Each Fund uses the specific identification method for determining realized gains and losses on investments for both financial and Federal income tax reporting purposes. Interest income is recorded on the accrual basis and includes the amortization of premium and the accretion of discount. Realized gains (losses) on paydowns of mortgage-backed and asset-backed securities are recorded as an adjustment to interest income. The Funds record expenses as incurred. Common expenses of the Trust are allocated on a pro rata basis among the series based on relative net assets.

    CLASS ACCOUNTING. In calculating net asset value per share for each class, investment income, realized and unrealized gains and losses and expenses, other than class specific expenses, are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day. Expenses relating to a specific class are charged directly to that class.

    DISTRIBUTIONS. Distributions from net investment income are declared daily and paid monthly. The Municipal Bond Fund determines the tax-exempt portion of its dividends uniformly based on the ratio of tax-exempt income and taxable income, if any, for the entire fiscal year. Distributions from net realized gains, if any, will be declared and paid annually.

WILMINGTON FUNDS -- FIXED INCOME FUNDS
--------------------------------------
   NOTES TO FINANCIAL STATEMENTS (UNAUDITED) -- CONTINUED
--------------------------------------------------------------------------------

    USE OF ESTIMATES IN THE PREPARATION OF FINANCIAL STATEMENTS. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

3. ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES. Rodney Square Management Corporation ("RSMC"), a wholly owned subsidiary of Wilmington Trust Corporation, serves as the investment adviser to each Fund. For its services, RSMC receives a fee from each Fund at an annual rate of 0.35% of the Fund's first $1 billion of average daily net assets; 0.30% of the Fund's next $1 billion of average daily net assets; and 0.25% of the Fund's average daily net assets in excess of $2 billion. Wilmington Trust Investment Management, LLC ("WTIM"), also a wholly owned subsidiary of Wilmington Trust Corporation and under common control with RSMC, provides certain investment services, information, advice, assistance and facilities and performs research, statistical and investment services pursuant to a sub-advisory agreement among the Trust, RSMC and WTIM. WTIM receives a sub-advisory fee from RSMC as agreed to from time to time with RSMC. Such fee paid to WTIM will not exceed the contractual amount of RSMC's fee.

    The Funds' Chief Compliance Officer is employed and compensated by RSMC. RSMC provides compliance services to the Funds pursuant to a Compliance Services Agreement. For these services, the Trust pays RSMC an annual fee equal to three-fourths of the Chief Compliance Officer's total compensation. The fees for these services for the six-months ended December 31, 2006 are shown separately on the statements of operations.

    RSMC provides administrative services to the Funds pursuant to an Administration Agreement. For these services, the Trust pays RSMC a fee at the annual rate of 0.0185% of the Trust's first $2 billion of total aggregate daily net assets; 0.0175% of the Trust's next $2 billion of total aggregate daily net assets; 0.0125% of the Trust's next $2 billion of total aggregate daily net assets; and 0.0080% of the Trust's total aggregate daily net assets in excess of $6 billion. The fees paid to RSMC for these services for the six-months ended December 31, 2006 are shown separately on the statements of operations.

    PFPC Inc. provides sub-administration and accounting services pursuant to an agreement with RSMC and the Trust for which it receives fees directly from the Funds.

    COMPENSATION OF TRUSTEES AND OFFICERS. Except for the Funds' Chief Compliance Officer, Trustees and Officers of the Funds who are employees or officers of RSMC or WTIM do not receive any compensation from the Funds. Trustees of the Funds, who are not employees or officers of RSMC or WTIM, receive compensation and reimbursement of expenses from the Funds. Under a Deferred Compensation Plan (the "Plan") adopted August 15, 2002, a disinterested Trustee may elect to defer receipt of all, or a portion, of their annual compensation. Deferred amounts are invested in shares of a series of the Trust and remain so until distributed in accordance with the Plan. Trustees' fees reflected in the accompanying financial statements include total compensation earned, whether elected to be paid in cash or deferred under the Plan.

    DISTRIBUTION FEES. The A Shares of each Fund have in place a distribution plan under Rule 12b-1 under the 1940 Act that allows each Fund to pay a fee for the sale and distribution of A Shares, and for services provided to A Shares shareholders. The 12b-1 Plan provides for a maximum distribution fee at an annual rate of 0.25% of each Fund's average daily net assets of the A Shares.

WILMINGTON FUNDS -- FIXED INCOME FUNDS
--------------------------------------
   NOTES TO FINANCIAL STATEMENTS (UNAUDITED) -- CONTINUED
--------------------------------------------------------------------------------

    Wilmington Trust Company ("WTC"), an affiliate of RSMC, serves as custodian to the Funds and PFPC Trust Company serves as sub-custodian to the Funds. The Funds pay WTC for its services as custodian and WTC pays PFPC Trust Company for its services as sub-custodian. The fees for these services for the six-months ended December 31, 2006, are shown separately in the statements of operations.

4. INVESTMENT SECURITIES TRANSACTIONS. During the six-months ended December 31, 2006, purchases and sales of investment securities (excluding short-term investments) were as follows:

                             SHORT/INTERMEDIATE-   BROAD MARKET    MUNICIPAL
                               TERM BOND FUND       BOND FUND      BOND FUND
                             -------------------   ------------   -----------
    Purchases.............       $32,271,991        $8,510,994    $38,150,103
    Sales.................        20,612,326         6,403,384     22,993,742

5. SECURITIES LENDING AGREEMENT. Short/Intermediate-Term Bond Fund and Broad Market Bond Fund may lend their securities pursuant to a securities lending agreement ("Lending Agreement") with PFPC Trust Company. Security loans made pursuant to the Lending Agreement are required at all times to be secured by cash collateral at least equal to 102% of the market value of the securities loaned. Cash collateral received, pursuant to investment guidelines established by the Fund and approved by the Board of Trustees, is invested in short-term fixed income securities rated in the highest rating category by nationally recognized statistical rating organizations (or of comparable quality if unrated) with a maturity date of 397 days or less, including corporate obligations and money market mutual funds. All such investments are made at the risk of the Fund and, as such, the Fund is liable for investment losses. PFPC Trust Company and the borrower retain a portion of the earnings from the collateral investments, with the remainder being retained by the Fund. The Fund records securities lending income net of such allocations.

    In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, PFPC Trust Company has agreed to pay the amount of the shortfall to the Fund, or at its discretion, replace the loaned securities. In the event of default or bankruptcy by PFPC Trust Company, realization and/or retention of the collateral may be subject to legal proceedings.

6. CAPITAL SHARE TRANSACTIONS. Transactions in shares of capital stock for the six-months ended December 31, 2006 for the Institutional Shares and A Shares 1 were as follows:

                                                        INSTITUTIONAL SHARES                A SHARES 1
                                                   ------------------------------    ------------------------
                                                      SHARES          DOLLARS        SHARES         DOLLARS
                                                   ------------    --------------    ---------   ------------
    SHORT/INTERMEDIATE-TERM BOND FUND
    Sold .......................................      3,135,646    $   31,108,634           --   $         --
    Issued on reinvestment of distributions ....        229,180         2,272,117          357          3,493
    Redeemed ...................................     (1,182,595)      (11,719,665)          (1)            (5)
                                                   ------------    --------------    ---------   ------------
    Net increase ...............................      2,182,231    $   21,661,086          356   $      3,488
                                                   ============    ==============    =========   ============

WILMINGTON FUNDS -- FIXED INCOME FUNDS
--------------------------------------
   NOTES TO FINANCIAL STATEMENTS (UNAUDITED) -- CONTINUED
--------------------------------------------------------------------------------

                                                        INSTITUTIONAL SHARES                A SHARES 1
                                                   ------------------------------    ------------------------
                                                      SHARES          DOLLARS         SHARES       DOLLARS
                                                   ------------    --------------    ---------   ------------
    BROAD MARKET BOND FUND
    Sold .......................................        751,728    $    7,217,285           --   $         --
    Issued on reinvestment of distributions ....        124,967         1,199,496           23            217
    Redeemed ...................................       (484,465)       (4,645,310)          --             --
                                                   ------------    --------------    ---------   ------------
    Net increase ...............................        392,230    $    3,771,471           23   $        217
                                                   ============    ==============    =========   ============
    MUNICIPAL BOND FUND
    Sold .......................................      1,671,620    $   21,501,109           --   $         --
    Issued on reinvestment of distributions ....         60,905           783,435           13            159
    Redeemed ...................................       (651,486)       (8,381,737)          --             --
                                                   ------------    --------------    ---------   ------------
    Net increase ...............................      1,081,039    $   13,902,807           13   $        159
                                                   ============    ==============    =========   ============

Transactions in shares of capital stock for the year ended June 30, 2006 for the Institutional Shares and A Shares 1 were as follows:

                                                        INSTITUTIONAL SHARES                A SHARES 1
                                                   ------------------------------    ------------------------
                                                      SHARES          DOLLARS         SHARES       DOLLARS
                                                   ------------    --------------    ---------   ------------
    SHORT/INTERMEDIATE-TERM BOND FUND
    Sold .......................................      6,117,826    $   60,935,514        2,241   $     22,000
    Issued on reinvestment of distributions ....        345,228         3,443,091          747          7,407
    Redeemed ...................................     (3,493,566)      (34,740,819)     (10,374)      (103,105)
                                                   ------------    --------------    ---------   ------------
    Net increase (decrease) ....................      2,969,488    $   29,637,786       (7,386)  $    (73,698)
                                                   ------------    --------------    ---------   ------------
    BROAD MARKET BOND FUND
    Sold .......................................      1,467,339    $   14,144,000        1,034   $     10,000
    Issued on reinvestment of distributions ....        291,974         2,833,728           19            182
    Redeemed ...................................     (1,280,579)      (12,369,967)          --             --
                                                   ------------    --------------    ---------   ------------
    Net increase ...............................        478,734    $    4,607,761        1,053   $     10,182
                                                   ============    ==============    =========   ============

    MUNICIPAL BOND FUND
    Sold .......................................      4,014,649    $   51,468,092          780   $     10,000
    Issued on reinvestment of distributions ....         82,057         1,053,394           10            130
    Redeemed ...................................     (2,094,968)      (26,871,545)          --             --
                                                   ------------    --------------    ---------   ------------
    Net increase ...............................      2,001,738    $   25,649,941          790   $     10,130
                                                   ============    ==============    =========   ============

_____________

1     Formerly, Investor Shares

WILMINGTON FUNDS -- FIXED INCOME FUNDS
--------------------------------------
   NOTES TO FINANCIAL STATEMENTS (UNAUDITED) -- CONTINUED
--------------------------------------------------------------------------------

7. FEDERAL TAX INFORMATION. Distributions to shareholders from net investment income and realized gains are determined in accordance with Federal income tax regulations, which may differ from net investment income and realized gains recognized for financial reporting purposes. Additionally, net short-term realized gains are treated as "ordinary income" for tax purposes. Accordingly, the character of distributions and composition of net assets for tax purposes may differ from those reflected in the accompanying financial statements. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on the Federal tax treatment; temporary differences due to timing of recognition of income or gains do not require such reclassification.

    The tax character of distributions paid during the six-months ended December 31, 2006 and the year ended June 30, 2006, respectively, was as follows:

                                          SHORT/INTERMEDIATE-   BROAD MARKET    MUNICIPAL
                                            TERM BOND FUND        BOND FUND     BOND FUND
                                          ------------------    ------------   -----------
    SIX-MONTHS ENDED DECEMBER 31, 2006
    Ordinary income ..................       $ 3,236,062         $ 1,591,392   $        --
    Tax-exempt income ................                --                  --     1,646,645
                                             -----------         -----------   -----------
      Total distributions ............       $ 3,236,062         $ 1,591,392   $ 1,646,645
                                             ===========         ===========   ===========
    YEAR ENDED JUNE 30, 2006
    Ordinary income ..................       $ 4,953,909         $ 2,940,724   $     2,689
    Tax-exempt income ................                --                  --     2,365,674
    Long-term capital gains ..........           261,681             667,278           103
                                             -----------         -----------   -----------
      Total distributions ............       $ 5,215,590         $ 3,608,002   $ 2,368,466
                                             ===========         ===========   ===========

    The components of accumulated earnings (deficit) on a tax basis are determined at fiscal year end. Accordingly, tax balances have not been determined as of December 31, 2006.

8. CONTRACTUAL OBLIGATIONS. The Funds enter into contracts in the normal course of business that contain a variety of indemnifications. The Funds' maximum exposure under these arrangements is unknown. However, the Funds have not had prior claims or losses pursuant to these contracts. Management has reviewed the Funds' existing contracts and expects the risk of loss to be remote.

WILMINGTON FUNDS -- FIXED INCOME FUNDS
--------------------------------------
   EVALUATION AND APPROVAL OF INVESTMENT ADVISORY
   AND SUB-ADVISORY AGREEMENTS
--------------------------------------------------------------------------------

      At a meeting held on August 24, 2006, the Board of Trustees, including a majority of those trustees who are not "interested persons" as such term is defined in the 1940 Act ("Independent Trustees"), unanimously approved the continuation for an additional one-year period of the existing investment advisory agreement between WT Mutual Fund (the "Trust"), on behalf of the
Wilmington Broad Market Bond Fund, Wilmington Municipal Bond Fund, and Wilmington Short/Intermediate-Term Bond Fund (each a "series"), and RSMC (the "RSMC Agreement"). The Trustees also unanimously approved the continuation of the sub-advisory agreement (the "WTIM Agreement" and with the RSMC Agreement, the "Agreements") among the Trust on behalf of each of the series, RSMC and Wilmington Trust Investment Management, LLC ("WTIM"), pursuant to which WTIM provides certain investment services, information, advice, assistance and facilities, performs research and statistical investment services. WTIM is a wholly owned subsidiary of Wilmington Trust Corporation and is under common control with RSMC.

      Before meeting to determine whether to approve the continuation of the Agreements, the Board had the opportunity to review written materials provided by RSMC and legal counsel to the Trust which contained information to help the Board evaluate the Agreements. The materials generally included information regarding (i) services performed for the Trust and one or more of its series,
(ii) the size and qualifications of RSMC's portfolio management staff, (iii) any potential or actual material conflicts of interest which may arise in connection with a portfolio manager's management of a series of the Trust, (iv) investment performance, (v) brokerage selection procedures, (vi) the procedures for allocating investment opportunities between a series and other clients, (vii) results of any independent audit or regulatory examination, including any recommendations or deficiencies noted, (viii) any litigation, investigation or administrative proceeding which may have a material impact on the adviser's or sub-adviser's ability to service the series, (ix) the compliance with a series' investment objective, policies and practices (including its code of ethics), federal securities laws and other regulatory requirements, and (x) its proxy voting policies. RSMC had provided information regarding the advisory fees received and an analysis of these fees in relation to the services for each of the series, the costs of providing such services, the profitability of the firm in general and any other ancillary benefit resulting from the adviser's or sub-adviser's relationship with the Trust. The Board also received a memorandum from counsel to the Trust which outlined the duties of trustees when considering approval of an investment advisory agreement and related legal standards. The Board considered and weighed the above information based upon their accumulated experience in governing the Trust and working with RSMC on matters relating to the Trust.

      During its deliberations on whether to approve continuation of the Agreements, the Board considered many factors. The Board considered the nature, extent and quality of the services to be provided by RSMC. The Trustees considered the services provided to each series by RSMC as compared to services provided by other advisers which manage mutual funds with investment objectives, strategies and policies similar to those of the series. The Board noted the changes to the operations of the Trust over the past year as well as the personnel additions. The Board determined that the changes have generally been favorable. The Trustees concluded that the nature, extent and quality of the services provided by the adviser and sub-adviser to each series were appropriate and consistent with the terms of the Agreements, that the quality of those services had been consistent with industry norms and that each series was likely to benefit from the continued provision of those services. They also concluded that RSMC had sufficient personnel, with the appropriate education and experience, to serve each series effectively and had demonstrated its continuing ability to attract and retain qualified personnel.

WILMINGTON FUNDS -- FIXED INCOME FUNDS
--------------------------------------
   EVALUATION AND APPROVAL OF INVESTMENT ADVISORY
   AND SUB-ADVISORY AGREEMENTS -- CONTINUED
--------------------------------------------------------------------------------

      The Board considered the investment performance of each series and RSMC. The Board reviewed and considered comparative performance data and each series' performance relative to other mutual funds with similar investment objectives, strategies and policies, its respective benchmark index and its Lipper peer group rankings. The Board also noted its review and evaluation of each series' investment performance on an on-going basis throughout the year. The Trustees considered the short-term and long-term performance of each series. They concluded that the performance of each series and RSMC was within an acceptable range of performance relative to other mutual funds with similar investment objectives, strategies and policies. It was noted that although the performance of some series lagged that of some peers for certain periods, they concluded that RSMC had taken appropriate steps to address the performance issue.

      The Board considered the costs of the services provided by RSMC, the compensation and benefits received by RSMC in providing services to the series, as well as RSMC's profitability. In addition, the Board considered any direct or indirect revenues received by affiliates of the adviser and sub-adviser. The Board recognized that RSMC's level of profitability is an important factor in providing service to the series. The Board was satisfied that RSMC's profits were sufficient to continue as a viable concern generally and as investment adviser of each series specifically. The Board concluded that RSMC's fees and profits derived from its relationship with the Trust in light of each series' expenses, were reasonable in relation to the nature and quality of the services provided, taking into account the fees charged by other advisers for managing comparable mutual funds with similar strategies. The Trustees also concluded that the overall expense ratio of each series was reasonable, taking into account the size of the series, the quality of services provided by RSMC, the investment performance of the series and the expense limitations agreed to by RSMC.

      The Trustees also considered the extent to which economies of scale would be realized relative to fee levels as each series grows, and whether the advisory fee levels reflect these economies of scale for the benefit of shareholders. The Board determined that economies of scale should be achieved at higher asset levels for each of the series for the benefit of shareholders due to certain break-points in the advisory fees. The Board recognized that the economies of scale achieved will be primarily the result of the ability of the Trust and each series to spread its fixed costs across a larger asset base and not through negotiated breakpoints in the advisory fees. The Trustees considered whether any events have occurred that would constitute a reason for the Board not to approve continuation of the Agreements and concluded there were not. After consideration of all the factors, and taking into consideration the information presented during previous meetings of the Board, the Board determined that it would be in the best interests of each series and its shareholders to approve the continuation of the Agreements. In arriving at its decision, the Board did not identify any single matter as controlling, but made their determination in light of all the facts and circumstances.

WILMINGTON FUNDS -- FIXED INCOME FUNDS
--------------------------------------
   TRUSTEES AND OFFICERS
--------------------------------------------------------------------------------

WT  Mutual  Fund  (the  "Trust")  is  governed  by  a  Board  of  Trustees  (the
"Trustees"). The primary responsibility of the Trustees of the Trust is to represent the interest of the Trust's shareholders and to provide oversight management of the Trust.

The following table presents certain information regarding the Trustees and Officers of the Trust. Each person listed under "Interested Trustee" below is an "interested person" of the Trust's investment advisers, within the meaning of the Investment Company Act of 1940, as amended (the "1940 Act"). Each person who is not an "interested person" of the Trust's investment advisers or the Trust within the meaning of the 1940 Act is referred to as an "Independent Trustee" and is listed under such heading below.

Unless specified otherwise, the address of each Trustee and Officer as it relates to the Trust is 1100 N. Market Street, Wilmington, DE 19890.

The Statement of Additional Information for the Trust contains additional information about the Trust's Trustees and is available, without charge, upon request, by calling (800) 336-9970 or by visiting the Funds' website at www.wilmingtonfunds.com.

INTERESTED TRUSTEES

                                                                                                  NUMBER OF
                                                                                                  FUNDS IN
                                                                             PRINCIPAL              FUND              OTHER
                            POSITION(S)       TERM OF OFFICE AND           OCCUPATION(S)           COMPLEX        DIRECTORSHIPS
        NAME AND             HELD WITH          LENGTH OF TIME              DURING PAST          OVERSEEN BY         HELD BY
     DATE OF BIRTH             TRUST                SERVED                   FIVE YEARS            TRUSTEE           TRUSTEE
------------------------  ---------------  ------------------------  --------------------------  -----------  ----------------------
NEIL WOLFSON 1            Trustee,         Shall serve at the        President of Wilmington         26                None
Date of Birth: 6/64       President and    pleasure of the Board     Trust Investment
                          Chief Executive  and until successor is    Management, LLC
                          Officer          elected and qualified.    ("WTIM") since
                                           Trustee since November    November 2006; Chief
                                           2005; President and       Investment Officer of
                                           Chief Executive Officer   WTIM from 2004 to
                                           since January 2006.       2006; Partner with
                                                                     KPMG from 1996 to
                                                                     2004.

ROBERT J. CHRISTIAN 2     Trustee          Shall serve until         Retired since February          26                None
Date of Birth: 2/49                        death, resignation or     2006. Executive Vice
                                           removal. Trustee          President and Chief
                                           since October 1998;       Investment Officer of
                                           President and             Wilmington Trust
                                           Chairman of the           Company from 1996 to
                                           Board from October        2005; President of
                                           1998 to January           Rodney Square
                                           2006.                     Management Corporation
                                                                     ("RSMC") from 1996 to
                                                                     2005; Vice President of
                                                                     RSMC from 2005 to
                                                                     2006.

_____________

1 Mr. Wolfson is an "Interested Trustee" by reason of his position as President of Wilmington Trust Investment Management, LLC ("WTIM"), an affiliate of RSMC.

2 Mr. Christian is an "Interested Trustee" by reason of his former position as President of RSMC, an investment adviser to the Trust. As of February 2006, Mr. Christian is no longer employed by RSMC but is considered an "Interested Trustee."

WILMINGTON FUNDS -- FIXED INCOME FUNDS
--------------------------------------
   TRUSTEES AND OFFICERS -- CONTINUED
--------------------------------------------------------------------------------

INDEPENDENT TRUSTEES

                                                                                                  NUMBER OF
                                                                                                  FUNDS IN
                                                                             PRINCIPAL              FUND              OTHER
                            POSITION(S)       TERM OF OFFICE AND           OCCUPATION(S)           COMPLEX        DIRECTORSHIPS
        NAME AND             HELD WITH          LENGTH OF TIME              DURING PAST          OVERSEEN BY         HELD BY
     DATE OF BIRTH             TRUST                SERVED                   FIVE YEARS            TRUSTEE           TRUSTEE
------------------------  ---------------  ------------------------  --------------------------  -----------  ----------------------
ROBERT ARNOLD             Trustee          Shall serve until death,  Founder and co-manager,         26       First Potomac Realty
Date of Birth: 3/44                        resignation or removal.   R. H. Arnold & Co., Inc.                 Trust (real estate
                                           Trustee since May 1997.   (investment banking                      investment trust).
                                                                     company) since 1989.

DR. ERIC BRUCKER          Trustee          Shall serve until death,  Professor of Economics,         26                None
Date of Birth: 12/41                       resignation or removal.   Widener University since
                                           Trustee since October     July 2004; formerly,
                                           1999.                     Dean, School of Business
                                                                     Administration of
                                                                     Widener University from
                                                                     2001 to 2004.

NICHOLAS GIORDANO         Trustee and      Shall serve until death,  Consultant, financial           26       Kalmar Pooled
Date of Birth: 3/43       Chairman of the  resignation or removal.   services organizations                   Investment Trust;
                          Board            Trustee since October     from 1997 to present.                    Independence Blue
                                           1998.                                                              Cross; and IntriCon
                                                                                                              Corporation
                                                                                                              (industrial furnaces
                                                                                                              and ovens).

LOUIS KLEIN, JR.          Trustee          Shall serve until death,  Self-employed financial         31       CRM Mutual Fund
Date of Birth: 5/35                        resignation or removal.   consultant since 1991.                   Trust (since June
                                           Trustee since October                                              2005); WHX
                                           1999.                                                              Corporation
                                                                                                              (industrial
                                                                                                              manufacturer).

JOHN J. QUINDLEN          Trustee          Shall serve until death,  Retired since 1993.             26                None
Date of Birth: 5/32                        resignation or removal.
                                           Trustee since October
                                           1999.

MARK A. SARGENT           Trustee          Shall serve until death,  Dean and Professor of           26                None
Date of Birth: 4/51                        resignation or removal.   Law, Villanova University
                                           Trustee since November    School of Law since July
                                           2001.                     1997.

WILMINGTON FUNDS -- FIXED INCOME FUNDS
--------------------------------------
   TRUSTEES AND OFFICERS -- CONTINUED
--------------------------------------------------------------------------------

EXECUTIVE OFFICERS

                                                                                                  NUMBER OF
                                                                                                  FUNDS IN
                                                                             PRINCIPAL              FUND              OTHER
                            POSITION(S)       TERM OF OFFICE AND           OCCUPATION(S)           COMPLEX        DIRECTORSHIPS
     NAME, ADDRESS           HELD WITH          LENGTH OF TIME              DURING PAST          OVERSEEN BY         HELD BY
   AND DATE OF BIRTH           TRUST                SERVED                   FIVE YEARS            TRUSTEE           TRUSTEE
------------------------  ---------------  ------------------------  --------------------------  -----------  ----------------------
CLAYTON M. ALBRIGHT       Vice President   Shall serve at the        Vice President, WTIM            N/A               N/A
1100 North Market Street                   pleasure of the Board     since 2006; Vice
Wilmington, DE 19890                       and until successor is    President, RSMC since
Date of Birth: 9/53                        elected and qualified.    2001; Vice President,
                                           Officer since October     Wilmington Trust
                                           1998.                     Company since 1997.

JOSEPH M. FAHEY, JR.      Vice President   Shall serve at the        Vice President, RSMC            N/A               N/A
1100 North Market Street                   pleasure of the Board     since 1992.
Wilmington, DE 19890                       and until successor is
Date of Birth: 1/57                        elected and qualified.
                                           Officer since November
                                           1999.

JOHN J. KELLEY            Vice President,  Shall serve at the        Vice President of RSMC          N/A               N/A
1100 North Market Street  Chief Financial  pleasure of the Board     since July 2005; Vice
Wilmington, DE 19890      Officer,         and until successor is    President of PFPC Inc.
Date of Birth: 9/59       Treasurer &      elected and qualified.    from January 2005 to July
                          Secretary        Officer since September   2005; Vice President of
                                           2005.                     Administration, 1838
                                                                     Investment Advisors, LP
                                                                     from 1999 to 2005; Chief
                                                                     Compliance Officer, 1838
                                                                     Investment Advisors, LP
                                                                     from 2004 to 2005.

WILLIAM P. RICHARDS, JR.  Vice President   Shall serve at the        Managing Director,              N/A               N/A
100 Wilshire Boulevard                     pleasure of the Board     Roxbury Capital
Suite 1000                                 and until successor is    Management LLC
Santa Monica, CA 90401                     elected and qualified;    (registered investment
Date of Birth: 11/36                       Officer since November    adviser) since 1998.
                                           2004.

ANNA M. BENCROWSKY        Chief            Shall serve at the        Chief Compliance                N/A               N/A
1100 North Market Street  Compliance       pleasure of the Board     Officer, RSMC since
Wilmington, DE 19890      Officer          and until successor is    2004; Vice President and
Date of Birth: 5/51                        elected and qualified.    Chief Compliance
                                           Officer since September   Officer, 1838 Investment
                                           2004.                     Advisors, LP from 1998
                                                                     to 2004.

WILMINGTON FUNDS -- FIXED INCOME FUNDS
--------------------------------------

--------------------------------------------------------------------------------

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

      A description of the policies and procedures that the Trust used to determine how to vote proxies relating to securities held in the Fund's portfolios is available without charge on the SEC's website at HTTP://WWW.SEC.GOV. Information regarding how the investment adviser voted proxies for the most recent twelve month period ended June 30, 2006 is available without charge, on the SEC's website listed above.

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


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


                      [THIS PAGE INTENTIONALLY LEFT BLANK]

                                    TRUSTEES
                                Robert H. Arnold
                                Dr. Eric Brucker
                               Robert J. Christian
                              Nicholas A. Giordano
                                Louis Klein, Jr.
                                John J. Quindlen
                                 Mark A. Sargent
                                  Neil Wolfson
                             -----------------------

                                    OFFICERS
                            Neil Wolfson, PRESIDENT/
                             CHIEF EXECUTIVE OFFICER
                         John J. Kelley, VICE PRESIDENT/
                 CHIEF FINANCIAL OFFICER/TREASURER AND SECRETARY
                       Clayton M. Albright, VICE PRESIDENT
                      Joseph M. Fahey, Jr., VICE PRESIDENT
                    William P. Richards, Jr., VICE PRESIDENT
                  Anna M. Bencrowsky, CHIEF COMPLIANCE OFFICER
                             -----------------------

                               INVESTMENT ADVISER
                                AND ADMINISTRATOR
                      Rodney Square Management Corporation
                            1100 North Market Street
                              Wilmington, DE 19890
                             -----------------------

                                    CUSTODIAN
                            Wilmington Trust Company
                            1100 North Market Street
                              Wilmington, DE 19890
                             -----------------------

                               SUB-ADMINISTRATOR,
                               TRANSFER AGENT AND
                                ACCOUNTING AGENT
                                    PFPC Inc.
                              301 Bellevue Parkway
                              Wilmington, DE 19809
                            -----------------------

THIS SEMI-ANNUAL REPORT IS AUTHORIZED FOR DISTRIBUTION ONLY TO SHAREHOLDERS AND TO OTHERS WHO HAVE RECEIVED A CURRENT PROSPECTUS OF THE WILMINGTON FIXED INCOME FUNDS -- INSTITUTIONAL SHARES OR A SHARES.

FIXED-SEMI-12/06

                                                                      WILMINGTON
                                                                           FUNDS

--------------------------------------------------------------------------------
     EQUITY FUNDS
--------------------------------------------------------------------------------

                                o LARGE-CAP CORE

                                o LARGE-CAP GROWTH

                                o LARGE-CAP VALUE

                                o MID-CAP CORE

                                o SMALL-CAP CORE

                                o SMALL-CAP GROWTH

                                o SMALL-CAP VALUE



                                   SEMI ANNUAL
                                December 31, 2006

--------------------------------------------------------------------------------

WILMINGTON FUNDS -- EQUITY FUNDS
--------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

CONTENTS                                                                   page

President's Message ...................................................       3

Expense Disclosure ....................................................      15

Disclosure of Portfolio Holdings ......................................      17

Investments ...........................................................      19

Financial Statements ..................................................      51

Financial Highlights ..................................................      56

Notes to Financial Statements .........................................      70

Evaluation and Approval of Investment Advisory and
Sub-Advisory Agreements ... ...........................................      79

Trustees and Officers .................................................      81

--------------------------------------------------------------------------------

DESCRIPTION OF INDICES

It is not possible to invest directly in an index. All indices represented are unmanaged.

All indices assume the reinvestment of dividends and interest income unless otherwise noted.

RUSSELL 3000(R) INDEX measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market.

RUSSELL 3000(R) GROWTH INDEX measures the performance of those Russell 3000 Index companies with higher price-to-book ratios and higher forecasted growth values.

RUSSELL 3000(R) VALUE INDEX measures the performance of those Russell 3000 Index companies with lower price-to-book ratios and lower forecasted growth values.

RUSSELL 2000(R) INDEX measures the performance of the 2,000 smallest companies in the Russell 3000 Index, which represents approximately 8% of the total market capitalization of the Russell 3000 Index.

RUSSELL 2000(R) GROWTH INDEX measures the performance of those Russell 2000 Index companies with higher price-to-book ratios and higher forecasted growth values.

RUSSELL 2000(R) VALUE INDEX measures the performance of those Russell 2000 Index companies with lower price-to-book ratios and lower forecasted growth values.

RUSSELL 1000(R) INDEX measures the performance of the 1,000 largest companies in the Russell 3000 Index, which represents approximately 92% of the total market capitalization of the Russell 3000 Index.

RUSSELL 1000(R) GROWTH INDEX measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values.

RUSSELL 1000(R) VALUE INDEX measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values.

RUSSELL MIDCAP(R) INDEX measures the performance of the 800 smallest companies in the Russell 1000 Index, which represents approximately 25% of the total market capitalization of the Russell 1000 Index.

WILMINGTON FUNDS -- EQUITY FUNDS
--------------------------------

--------------------------------------------------------------------------------

RUSSELL MIDCAP(R) GROWTH INDEX measures the performance of those Russell Midcap companies with higher price-to-book ratios and higher forecasted growth values. The stocks are also members of the Russell 1000 Growth index.

RUSSELL MIDCAP(R) VALUE INDEX measures the performance of those Russell Midcap companies with lower price-to-book ratios and lower forecasted growth values. The stocks are also members of the Russell 1000 Value index.

STANDARD & POOR'S 500 INDEX (S&P 500(R)) is a market capitalization-weighted index of 500 common stocks chosen for market size, liquidity, and industry group representation to represent U.S. equity performance.

WILMINGTON FUNDS -- EQUITY FUNDS
--------------------------------
   PRESIDENT'S MESSAGE
--------------------------------------------------------------------------------

DEAR SHAREHOLDER:

      After raising its target for short-term interest rates 17 times between the spring of 2004 and the spring of 2006, the Federal Reserve's Open Market Committee (the "Federal Reserve" or "Fed") held its target rate steady at 5.25% during the six months ended December 31, 2006. In the wake of the Fed's campaign for higher rates, the housing market and auto sales both slowed significantly, feeding worries about the economy's ability to sidestep recession. Those concerns appeared to be validated by the rate of third-quarter economic growth, which registered a modest 2.0% on a real (inflation-adjusted) annual basis. But the pace of growth rebounded in the fourth quarter to 3.5%, according to an initial government estimate. Meanwhile, the rate of inflation eased during the half-year, as the price of oil dropped about 20% from its peak. Fed policymakers said they remained on the lookout for higher inflation, which could spring from a tight labor market, but investors showed few signs of worry. They bid up the prices of most financial assets during the period.

U.S. STOCKS OF ALL SIZES DELIVER STRONG GAINS

      The broad U.S. stock market, as measured by the Russell 3000 Index, recorded a six-month total return of 12.09%. Large companies delivered the best results, but smaller companies did not lag by much. The Russell 1000 Index, a gauge of large-capitalization stocks, returned 12.36%, while the Russell Midcap Index returned 9.94% and the Russell 2000 Index of small-cap stocks returned 9.38%. Across the capitalization spectrum, value stocks--those with lower prices in relation to their earnings or book values--outpaced their growth-oriented counterparts. The Russell 1000 Value and Growth indices advanced 14.72% and 10.10%, respectively, while the Russell 2000 Value and Growth Indices returned 11.81% and 6.86%.

MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE

      2006 was a good year for stocks. The Dow Jones Industrial Average passed 12,000 for the first time. The bellwether S&P 500 returned over 15%. Small-cap investors earned about 18%. Value investors in both large and small-cap earned over 20%. Pundits said the market climbed a "wall of worry." The main drivers of the great performance were double digit earnings growth and falling oil prices. The market took off after oil retreated from its $79 peak in August.

      The economy was strong. The real Gross Domestic Product rose almost 3% 1. Consumer prices rose 2% 2. A significant area of weakness was housing. Sales of existing homes peaked at 6.9 million units in March and fell to 6.3 million by the end of the year. Building permits peaked early in the year at about 2.2 million and fell to 1.5 million in November. Corporate earnings growth, which was about 14%, was a big driver of stocks.

      The Federal funds rate began the year at 4.25%. The Federal Reserve's Open Market Committee, after raising rates consecutively thirteen times coming into 2006, raised the rate in January, March, May and June when the Federal funds rate reached 5.25%. The Fed left the rate unchanged during its subsequent four meetings in 2006.

________________

1 FOUR QUARTERS THROUGH 3RD QUARTER OF 2006. ECONOMIC DATA THROUGH DECEMBER WAS NOT AVAILABLE AT THE TIME OF WRITING.

2 CONSUMER PRICE INDEX INCLUDING ALL ITEMS FOR THE TWELVE MONTHS ENDED NOVEMBER 2006.

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--------------------------------
   PRESIDENT'S MESSAGE -- CONTINUED
--------------------------------------------------------------------------------

      The consensus expectation for stock returns in 2007 may be summarized as "single-digit." It's worth considering what's good and bad for the market going into the New Year. On the negative side, the economy is slowing significantly while increasing inflation is a threat, particularly with a tight labor market. Earnings growth is expected to slow (from around 14% to about 8% which is still healthy). While the housing downturn is showing signs of bottoming, some fear it will worsen and drag the economy into a recession. The inverted yield curve, which means that short-term interest rates are higher than long, is a predictor of recession.

      On the plus side, the Fed is on the sidelines for now. Earnings are still growing. Oil prices have been falling from a high of near $80 a barrel in summer to near $60. While geopolitical tensions are high, there seems to be some easing over Iran and North Korea. Individuals and corporations still have a lot of liquidity on their balance sheets. Buyouts by private equity funds and merger activity are helping valuations. This will be the third year in President Bush's second term and since World War II the stock market has risen during the third year of a President's term. The theory is that the party in power gives a push to the economy ahead of a presidential election year. Last but not least, the valuation of the market based on price to earnings ratios is reasonable.

      Speaking of the election, the 2008 race has already started. With a divided Congress, the rhetoric and ideas are flowing. Since the government's policies of regulation, taxation and spending can have great influence on particular industries, we would not be surprised to see individual industries swing as the political winds blow. Specifically, industries affected by environmental issues, energy policy and defense spending may be subject to politically driven movements.

      2007 will be an interesting year. The market's performance will depend on how much profit margins deteriorate, whether housing weakens further or stabilizes, on oil prices and on related geopolitical tensions.

      Within the domestic equity market in 2006, the Health Care and Technology sectors performed the worst in a strong year for the stock market. While one would tend to think higher beta technology stocks would perform well in a rising market, those stocks suffered from a lack of interest and cautious spending on the part of businesses throughout the year. In the second half of the year, technology stocks rebounded and performed better than the overall market. Health Care stocks underperformed the market in both halves of the year with pressure late in the year from the Democratic sweep of Congress and the threat of health care cost controls.

      The Telecom Services and Energy sectors outperformed for the year. Energy continued its strong performance from last year as oil prices climbed in the first half of the year. However, these stocks lost their momentum as oil prices topped out in early August and the group underperformed the market in the second half of the year. Telecom and Cable Service stocks performed well, rebounding from years of neglect. The competitive environment of telecom vs. cable had kept these stocks in check for years. As the competition unfolded during the year, it appeared that both sides would be able to benefit from new product offerings in this new landscape. Much of the improvement in the Telecom sector had to do with the realization of potential cost savings from the merger of AT&T and Bellsouth which propelled both stocks this year. Cable companies benefited from adding telecom to their offerings so that they may offer the trilogy of video, voice and data to their customer base.

      Consumer oriented stocks underperformed early in the year as oil and commodity prices took an increasing share of the consumer's discretionary income. They rebounded in the second half of the year as concerns about the

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WILMINGTON FUNDS -- EQUITY FUNDS
--------------------------------
   PRESIDENT'S MESSAGE -- CONTINUED
--------------------------------------------------------------------------------

health of the consumer abated with continued signs of solid consumer spending and the easing of oil prices. The strength in consumer spending was attributable to solid wage growth as well as the freeing up of discretionary income that had been devoted to energy costs earlier in the year. The deleterious impact of the housing slump has not played out as many have feared. Consumer spending does not appear to be correlated very tightly to the value of one's home but rather to one's paycheck, which continues to grow at a reasonable pace.

      Throughout the year, value stocks outperformed growth in both the small and large-cap universes. With healthcare, technology, and industrials at the bottom of the relative performance list for the year, growth didn't stand a chance. The annual results for the large and small-cap indices were relatively close at 22.2% and 23.5% respectively. A wider spread occurred on the growth-value spectrum where small growth outperformed large growth by more than 4.3% (13.4% vs. 9.1% respectively). As one might expect from these results, stocks with the following characteristics did well in 2006: low beta; high dividend yield; and low price/book all of which contributed to relative outperformance for the year.

      Our factor model struggled for most of 2006 as it was unable to identify solid trends in the market and worse, identifying trends just as the relative move in that trend was dissipating. This whipsawing occurred most dramatically in the second and third quarters as several factors contributed to a change in market sentiment. The model was positioned with growth characteristics such as high beta, high earnings volatility, lower market capitalization, and higher valuation going into the second quarter of the year just as the market turned in the opposite direction. At that time, the Fed was continuing its 25 basis point tightening steps that it had started two years prior. However, the comments from the May meeting changed to contain the term "inflationary risk" for the first time leading the market to price in a possible recession as thoughts of the Fed going too far with its rate increases became more possible. Oil prices reached a near term peak above $70 and started to retreat, contributing to a change in sentiment towards oil stocks at least temporarily. After declining for two months into mid June, oil prices again rose to a new peak in early August before a more rapid decline ensued through August and September. Combined with a cessation of interest rate increases by the Fed in August, the market rallied while energy stocks lost favor again. The term "data dependent" was the theme for the Fed this year causing much uncertainty in the market. There was a see-sawing of market sentiment with each new economic release moving the balance from one side of the see-saw to the other. Coming into year end, we are now seeing evidence of trends developing which we expect will allow our factor model to produce better results.

      As we finished the last month of the year, Large-Cap Value (as measured by the Russell 1000 Value Index) outperformed all other indices in December. Mid-Cap Growth (as measured by the Russell Midcap Growth Index) performed the worst followed closely by Small-Cap Growth (as measured by the Russell 2000 Growth Index).

      The worst performing sectors in December were Energy and Technology while Telecom Services, Financials, and Consumer Staples led the way. Large-cap and value stocks have outperformed the last several months and our factor model is aligned with this positioning.

      Our factor model favors mid- and large-cap over small-cap stocks and value over growth. The sectors most in favor in the model are Utilities, Basic Materials, Financials, Telecom Services, and Consumer Staples. The sectors most out of favor are Energy, Healthcare, and Technology. The common factors the model tends to favor are high quality, low beta, low valuation (price to earnings, price to sales, price to book, price to cash flow) and companies that pay dividends.

WILMINGTON FUNDS -- EQUITY FUNDS
--------------------------------
   PRESIDENT'S MESSAGE -- CONTINUED
--------------------------------------------------------------------------------

WILMINGTON LARGE-CAP CORE FUND

      The Institutional Shares of the Wilmington Large-Cap Core Fund ("Large-Cap Core") returned 9.62% for the six-month period ended December 31, 2006, compared to a return of 12.36% for the Russell 1000 Index and 12.73% for the S&P 500 Index.

      The top ten holdings as of December 31, 2006, representing approximately 29.3% of total investments, were:

10 LARGEST HOLDINGS      PERCENT OF TOTAL INVESTMENTS       10 LARGEST HOLDINGS               PERCENT OF TOTAL INVESTMENTS
-------------------      ----------------------------       -------------------               ----------------------------
Citigroup, Inc.                      4.2%                    General Electric Co.                          2.5%
Exxon Mobil Corp.                    4.1%                    WellPoint, Inc.                               2.3%
Microsoft Corp.                      4.0%                    Altria Group, Inc.                            2.3%
Johnson & Johnson                    3.0%                    First Data Corp.                              2.2%
Wyeth                                2.5%                    Continental Airlines, Inc. - Class B          2.2%

---------------------------------------------------------------------------------------------------
                                                        Average Annual Total Returns
                                          ---------------------------------------------------------
                                             SIX                                          SINCE
                                            MONTHS   1 YEAR     5 YEARS    10 YEARS     INCEPTION 1
                                          ---------  -------  ----------  -----------  ------------
Large-Cap Core Fund
-- Institutional Shares                     9.62%    10.42%      2.87%       5.34%           NA
-- A Shares 2 (with sales charge) 3         5.69%     6.27%        NA          NA          5.52%
-- A Shares 2 at NAV                        9.51%    10.11%        NA          NA          9.25%
Russell 1000 Index                         12.36%    15.46%      6.82%       8.64%        14.15%
S&P 500 Index                              12.73%    15.78%      6.18%       8.42%        14.36%
---------------------------------------------------------------------------------------------------

________________

      PERFORMANCE QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE. SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. TOTAL RETURNS WOULD BE LOWER HAD CERTAIN FEES AND EXPENSES NOT BEEN WAIVED AND/OR REIMBURSED. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THAT SHOWN HERE. PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END IS AVAILABLE BY CALLING 800-336-9970.

      AN INVESTMENT IN THE FUND IS NOT INSURED BY THE FDIC OR ANY OTHER GOVERNMENTAL AGENCY, IS NOT A DEPOSIT OF OR OTHER OBLIGATION OF OR GUARANTEED BY WILMINGTON TRUST OR ANY OTHER BANK OR ENTITY, AND IS SUBJECT TO RISKS INCLUDING A POSSIBLE LOSS OF THE PRINCIPAL AMOUNT INVESTED.

1 NO SINCE INCEPTION RETURN IS PROVIDED FOR FUNDS THAT HAVE BEEN IN EXISTENCE MORE THAN TEN YEARS. THE SINCE INCEPTION RETURNS SHOWN FOR THE A SHARES AND THE INDICES ARE FOR THE PERIOD DECEMBER 20, 2005 THROUGH DECEMBER 31, 2006.

2     FORMERLY, INVESTOR SHARES.

3     PERFORMANCE  REFLECTS THE DEDUCTION OF THE 3.50% MAXIMUM  FRONT-END  SALES
      CHARGE.

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--------------------------------
   PRESIDENT'S MESSAGE -- CONTINUED
--------------------------------------------------------------------------------

WILMINGTON LARGE-CAP GROWTH FUND

      The  Institutional   Shares  of  the  Wilmington   Large-Cap  Growth  Fund
("Large-Cap Growth") returned 8.61% for the six-month period ended December 31, 2006, compared to a return of 10.10% for the Russell 1000 Growth Index.

      The top ten holdings as of December 31, 2006, representing approximately 26.1% of total investments, were:

10 LARGEST HOLDINGS      PERCENT OF TOTAL INVESTMENTS        10 LARGEST HOLDINGS              PERCENT OF TOTAL INVESTMENTS
-------------------      ----------------------------        -------------------              ----------------------------
Microsoft Corp.                      5.1%                    AES Corp.                                     2.3%
Johnson & Johnson                    3.5%                    Kimberly-Clark Corp.                          2.2%
First Data Corp.                     2.4%                    PepsiCo., Inc.                                2.1%
Cisco Systems, Inc.                  2.4%                    The Washington Post Co.                       1.9%
General Electric Co.                 2.3%                    U.S. Bancorp                                  1.9%

---------------------------------------------------------------------------------------------------
                                                        Average Annual Total Returns
                                          ---------------------------------------------------------
                                             SIX                                          SINCE
                                            MONTHS   1 YEAR     5 YEARS    10 YEARS     INCEPTION 1
                                          ---------  -------  ----------  -----------  ------------
Large-Cap Growth Fund
-- Institutional Shares                     8.61%     5.08%      0.77%       2.51%          NA
-- A Shares 2 (with sales charge) 3         4.72%     1.17%        NA          NA         1.14%
-- A Shares 2 at NAV                        8.53%     4.82%        NA          NA         4.66%
Russell 1000 Growth Index                  10.10%     9.07%      2.69%       5.44%        7.93%
---------------------------------------------------------------------------------------------------

________________

      PERFORMANCE QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE. SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. TOTAL RETURNS WOULD BE LOWER HAD CERTAIN FEES AND EXPENSES NOT BEEN WAIVED AND/OR REIMBURSED. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THAT SHOWN HERE. PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END IS AVAILABLE BY CALLING 800-336-9970.

      AN INVESTMENT IN THE FUND IS NOT INSURED BY THE FDIC OR ANY OTHER GOVERNMENTAL AGENCY, IS NOT A DEPOSIT OF OR OTHER OBLIGATION OF OR GUARANTEED BY WILMINGTON TRUST OR ANY OTHER BANK OR ENTITY, AND IS SUBJECT TO RISKS INCLUDING A POSSIBLE LOSS OF THE PRINCIPAL AMOUNT INVESTED.

1 NO SINCE INCEPTION RETURN IS PROVIDED FOR FUNDS THAT HAVE BEEN IN EXISTENCE MORE THAN TEN YEARS. THE SINCE INCEPTION RETURNS SHOWN FOR THE A SHARES AND THE INDEX ARE FOR THE PERIOD DECEMBER 20, 2005 THROUGH DECEMBER 31, 2006.

2     FORMERLY, INVESTOR SHARES.

3     PERFORMANCE  REFLECTS THE DEDUCTION OF THE 3.50% MAXIMUM  FRONT-END  SALES
      CHARGE.

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--------------------------------
   PRESIDENT'S MESSAGE -- CONTINUED
--------------------------------------------------------------------------------

WILMINGTON LARGE-CAP VALUE FUND

      The Institutional Shares of the Wilmington Large-Cap Value Fund returned 11.70% for the six-month period ended December 31, 2006, compared to a return of 14.72% for the Russell 1000 Value Index.

      The top ten holdings as of December 31, 2006, representing approximately 31.2% of total investments, were:

10 LARGEST HOLDINGS      PERCENT OF TOTAL INVESTMENTS        10 LARGEST HOLDINGS               PERCENT OF TOTAL INVESTMENTS
-------------------      ----------------------------        -------------------               ----------------------------
Exxon Mobil Corp.                    6.7%                    U.S. Bancorp                                  2.4%
Citigroup, Inc.                      5.3%                    Washington Mutual, Inc.                       2.1%
ConocoPhillips                       3.2%                    Altria Group, Inc.                            2.0%
J.P. Morgan Chase & Co.              3.1%                    AMR Corp.                                     1.9%
Bank of America Corp.                2.7%                    Hartford Financial Services Group, Inc.       1.8%

      The following performance table compares the performance of the Wilmington Large-Cap Value Fund ("Large-Cap Value") and its predecessor, the Value Stock Fund (a collective investment fund), with that of the Russell 1000 Value Index for the ten years ended December 31, 2006. The Value Stock Fund's performance has been included for periods prior to June 29, 1998 and has been adjusted to reflect the annual deduction of fees and expenses applicable to Institutional Shares of the Large-Cap Value Fund (i.e., adjusted to reflect anticipated expenses, absent investment advisory fee waivers). The Value Stock Fund was not a registered investment company under the Investment Company Act of 1940 (the "1940 Act") and therefore was not subject to the investment restrictions, limitations, and diversification requirements imposed by the 1940 Act and the Internal Revenue Code 1986, as amended. If the Value Stock Fund had registered under the 1940 Act, its performance may have been different.

---------------------------------------------------------------------------------------------------
                                                        Average Annual Total Returns
                                          ---------------------------------------------------------
                                             SIX                                          SINCE
                                            MONTHS   1 YEAR     5 YEARS    10 YEARS     INCEPTION 1
                                          ---------  -------  ----------  -----------  ------------
Large-Cap Value Fund
-- Institutional Shares                    11.70%    15.81%       4.54%       5.82%          NA
-- A Shares 2 (with sales charge) 3         7.62%    11.63%         NA          NA        10.94%
-- A Shares 2 at NAV                       11.57%    15.64%         NA          NA        14.79%
Russell 1000 Value Index                   14.72%    22.25%      10.86%      11.00%       20.73%
---------------------------------------------------------------------------------------------------

________________

      PERFORMANCE QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE. SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. TOTAL RETURNS WOULD BE LOWER HAD CERTAIN FEES AND EXPENSES NOT BEEN WAIVED AND/OR REIMBURSED. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THAT SHOWN HERE. PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END IS AVAILABLE BY CALLING 800-336-9970.

      AN INVESTMENT IN THE FUND IS NOT INSURED BY THE FDIC OR ANY OTHER GOVERNMENTAL AGENCY, IS NOT A DEPOSIT OF OR OTHER OBLIGATION OF OR GUARANTEED BY WILMINGTON TRUST OR ANY OTHER BANK OR ENTITY, AND IS SUBJECT TO RISKS INCLUDING A POSSIBLE LOSS OF THE PRINCIPAL AMOUNT INVESTED.

1 NO SINCE INCEPTION RETURN IS PROVIDED FOR FUNDS THAT HAVE BEEN IN EXISTENCE MORE THAN TEN YEARS. THE SINCE INCEPTION RETURNS SHOWN FOR THE A SHARES AND THE INDEX ARE FOR THE PERIOD DECEMBER 20, 2005 THROUGH DECEMBER 31, 2006.

2     FORMERLY, INVESTOR SHARES.

3     PERFORMANCE  REFLECTS THE DEDUCTION OF THE 3.50% MAXIMUM  FRONT-END  SALES
      CHARGE.

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--------------------------------
   PRESIDENT'S MESSAGE -- CONTINUED
--------------------------------------------------------------------------------

WILMINGTON MID-CAP CORE FUND

      The Institutional Shares of the Wilmington Mid-Cap Core Fund ("Mid-Cap Core") returned 8.41% for six-month period ended December 31, 2006, compared to a return of 9.94% for the Russell Midcap Index.

      The top ten holdings as of December 31, 2006, representing approximately 23.5% of total investments, were:

10 LARGEST HOLDINGS      PERCENT OF TOTAL INVESTMENTS        10 LARGEST HOLDINGS               PERCENT OF TOTAL INVESTMENTS
-------------------      ----------------------------        -------------------               ----------------------------
TRW Automotive Holdings Corp.        2.8%                    Precision Castparts Corp.                     2.3%
Pitney Bowes, Inc.                   2.7%                    AES Corp.                                     2.1%
CB Richard Ellis Group, Inc.         2.7%                    Host Hotels & Resorts, Inc.                   2.1%
Progress Energy, Inc                 2.6%                    The Brinks Co.                                1.9%
Westlake Chemical Corp.              2.5%                    Assurant, Inc.                                1.8%

--------------------------------------------------------------------------------
                                                 Average Annual Total Returns
                                               ---------------------------------
                                                  SIX                  SINCE
                                                 MONTHS   1 YEAR     INCEPTION 1
                                               ---------  -------   ------------
Mid-Cap Core Fund
-- Institutional Shares                          8.41%     9.64%        9.00%
-- A Shares 2 (with sales charge) 3              4.54%     5.56%        5.08%
-- A Shares 2 at NAV                             8.28%     9.37%        8.74%
Russell Midcap Index                             9.94%    15.26%       14.90%
--------------------------------------------------------------------------------

________________

      PERFORMANCE QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE. SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. TOTAL RETURNS WOULD BE LOWER HAD CERTAIN FEES AND EXPENSES NOT BEEN WAIVED AND/OR REIMBURSED. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THAT SHOWN HERE. PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END IS AVAILABLE BY CALLING 800-336-9970.

      AN INVESTMENT IN THE FUND IS NOT INSURED BY THE FDIC OR ANY OTHER GOVERNMENTAL AGENCY, IS NOT A DEPOSIT OF OR OTHER OBLIGATION OF OR GUARANTEED BY WILMINGTON TRUST OR ANY OTHER BANK OR ENTITY, AND IS SUBJECT TO RISKS INCLUDING A POSSIBLE LOSS OF THE PRINCIPAL AMOUNT INVESTED.

1 THE SINCE INCEPTION RETURNS FOR THE FUND AND THE INDEX ARE FOR THE PERIOD DECEMBER 20, 2005, COMMENCEMENT OF OPERATIONS, THROUGH DECEMBER 31, 2006.

2     FORMERLY, INVESTOR SHARES.

3     PERFORMANCE  REFLECTS THE DEDUCTION OF THE 3.50% MAXIMUM  FRONT-END  SALES
      CHARGE.

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--------------------------------
   PRESIDENT'S MESSAGE -- CONTINUED
--------------------------------------------------------------------------------

WILMINGTON SMALL-CAP CORE FUND

      The Institutional Shares of the Wilmington Small-Cap Core Fund (the "Fund") returned 6.94% for the six-month period ended December 31, 2006, compared to a return of 9.38% for the Russell 2000 Index.

      The Fund employs three active managers, Roxbury Capital Management, LLC ("Roxbury"), Cramer, Rosenthal McGlynn, LLC ("CRM") and Wilmington Trust Investment Management, LLC ("WTIM"). The Fund is expected to be neutral with regard to style; manager weights are monitored to ensure style neutrality.

      Roxbury represents a growth strategy, selecting stocks with expected earnings growth in excess of 15% annually. The manager returned 4.7% for the six-month period ending December 31, 2006, trailing its index, the Russell 2000 Growth Index, by 220 basis points. In general, stock selection was the culprit for the underperformance, with the manager struggling in its selection of securities with earnings growth below 15%; these holdings of lower earnings growth stocks accounted for two-thirds of the manager's underperformance.

      CRM is the small-cap value manager within the Fund. The manager posted results of 9.9% for the trailing six-month period, trailing the Russell 2000 Value Index, which returned 11.8% over the same period. The firm's strategy is based upon acquiring stocks which, in its view, have suffered from the over-reaction of the market due to one-time events, such as mergers, restructuring, change in management or a divestiture of a part of the business. The portfolio had few holdings which outperformed the Index during the period, leaving the portfolio with minor sector weight missteps and an overall cost from stock picking.

      Finally, WTIM helps to ensure a neutral style exposure for the Fund overall. The manager utilizes a risk controlled approach to portfolio construction, selecting stocks which exhibit qualities the market is currently favoring. The manager suffered during the last six months, trailing the Fund's index by 180 basis points. Generally, the manager's stock picking model was unable to identify any material trends within the market as investors shifted from bullish to bearish and back to bullish again, watching the Federal Reserve for signs of a possible rate cut. The manager has shown improvement in the last month of the period, with investable trends beginning to emerge.

      The top ten holdings as of December 31, 2006, representing approximately 12.7% of total investments, were:

10 LARGEST HOLDINGS      PERCENT OF TOTAL INVESTMENTS        10 LARGEST HOLDINGS               PERCENT OF TOTAL INVESTMENTS
-------------------      ----------------------------        -------------------               ----------------------------
Kaydon Corp.                         1.4%                    Skillsoft PLC Sponsored ADR                   1.3%
School Specialty, Inc.               1.4%                    Range Resources Corp.                         1.2%
Airgas, Inc.                         1.4%                    Korn/Ferry International, Inc.                1.2%
American Equity Investment Life                              DRS Technologies, Inc.                        1.1%
  Holding Co.                        1.3%                    Quiksilver, Inc.                              1.1%
Tween Brands, Inc.                   1.3%

WILMINGTON FUNDS -- EQUITY FUNDS
--------------------------------
   PRESIDENT'S MESSAGE -- CONTINUED
--------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------
                                                        Average Annual Total Returns
                                          ---------------------------------------------------------
                                             SIX                             SINCE        SINCE
                                            MONTHS   1 YEAR     5 YEARS   INCEPTION 1   INCEPTION 2
                                          ---------  -------  ----------  -----------  ------------
Small-Cap Core Fund
-- Institutional Shares                    6.94%     12.42%       6.49%      5.54%            NA
-- A Shares 3 (with sales charge) 4        3.13%      8.32%         NA         NA           8.61%
-- A Shares 3 at NAV                       6.88%     12.26%         NA         NA          12.45%
Russell 2000(R) Index                      9.38%     18.37%      11.39%      8.15%         17.99%
---------------------------------------------------------------------------------------------------

________________

      PERFORMANCE QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE. SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. TOTAL RETURNS WOULD BE LOWER HAD CERTAIN FEES AND EXPENSES NOT BEEN WAIVED AND/OR REIMBURSED. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THAT SHOWN HERE. PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END IS AVAILABLE BY CALLING 800-336-9970.

      AN INVESTMENT IN THE FUND IS NOT INSURED BY THE FDIC OR ANY OTHER GOVERNMENTAL AGENCY, IS NOT A DEPOSIT OF OR OTHER OBLIGATION OF OR GUARANTEED BY WILMINGTON TRUST OR ANY OTHER BANK OR ENTITY, AND IS SUBJECT TO RISKS INCLUDING A POSSIBLE LOSS OF THE PRINCIPAL AMOUNT INVESTED.

      SMALL COMPANY STOCKS MAY BE SUBJECT TO A HIGHER DEGREE OF MARKET RISK THAN THE SECURITIES OF MORE ESTABLISHED COMPANIES BECAUSE THEY TEND TO BE MORE VOLATILE AND LESS LIQUID.

1     THE SINCE INCEPTION RETURNS SHOWN FOR  INSTITUTIONAL  SHARES AND THE INDEX
      ARE  FOR  THE  PERIOD  JUNE  29,  1998,   COMMENCEMENT  OF  OPERATIONS  OF
      INSTITUTIONAL SHARES, THROUGH DECEMBER 31, 2006.

2 THE SINCE INCEPTION RETURNS SHOWN FOR A SHARES AND THE INDEX ARE FOR THE PERIOD DECEMBER 20, 2005, COMMENCEMENT OF OPERATIONS OF A SHARES, THROUGH DECEMBER 31, 2006.

3     FORMERLY, INVESTOR SHARES.

4     PERFORMANCE  REFLECTS THE DEDUCTION OF THE 3.50% MAXIMUM  FRONT-END  SALES
      CHARGE.

WILMINGTON FUNDS -- EQUITY FUNDS
--------------------------------
   PRESIDENT'S MESSAGE -- CONTINUED
--------------------------------------------------------------------------------

WILMINGTON SMALL-CAP GROWTH FUND

      The  Institutional   Shares  of  the  Wilmington   Small-Cap  Growth  Fund
("Small-Cap Growth") returned 2.90% for the six-month period ended December 31, 2006, compared to a return of 6.86% for the Russell 2000 Growth Index.

      The top ten holdings as of December 31, 2006, representing approximately 18.0% of total investments, were:

10 LARGEST HOLDINGS      PERCENT OF TOTAL INVESTMENTS        10 LARGEST HOLDINGS               PERCENT OF TOTAL INVESTMENTS
-------------------      ----------------------------        -------------------               ----------------------------
Petroleum Development Corp.           2.0%                   Gevity HR, Inc.                               1.8%
NewAlliance Bancshares, Inc.          2.0%                   Jones Lang LaSalle, Inc.                      1.7%
Cherokee, Inc.                        1.9%                   Infospace, Inc.                               1.7%
Wellcare Health Plans, Inc.           1.9%                   Concur Technologies, Inc.                     1.6%
Encore Wire Corp.                     1.9%                   Getty Realty Corp.                            1.5%

--------------------------------------------------------------------------------
                                                 Average Annual Total Returns
                                               ---------------------------------
                                                  SIX                  SINCE
                                                 MONTHS   1 YEAR     INCEPTION 1
                                               ---------  -------   ------------
Small-Cap Growth Fund
-- Institutional Shares                          2.90%      8.36%       6.09%
-- A Shares 2 (with sales charge) 3             (0.84)%     4.23%       2.24%
-- A Shares 2 at NAV                             2.71%      8.05%       5.80%
Russell 2000 Growth Index                        6.86%     13.35%      13.30%
--------------------------------------------------------------------------------

________________

      PERFORMANCE QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE. SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. TOTAL RETURNS WOULD BE LOWER HAD CERTAIN FEES AND EXPENSES NOT BEEN WAIVED AND/OR REIMBURSED. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THAT SHOWN HERE. PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END IS AVAILABLE BY CALLING 800-336-9970.

      AN INVESTMENT IN THE FUND IS NOT INSURED BY THE FDIC OR ANY OTHER GOVERNMENTAL AGENCY, IS NOT A DEPOSIT OF OR OTHER OBLIGATION OF OR GUARANTEED BY WILMINGTON TRUST OR ANY OTHER BANK OR ENTITY, AND IS SUBJECT TO RISKS INCLUDING A POSSIBLE LOSS OF THE PRINCIPAL AMOUNT INVESTED.

      SMALL COMPANY STOCKS MAY BE SUBJECT TO A HIGHER DEGREE OF MARKET RISK THAN THE SECURITIES OF MORE ESTABLISHED COMPANIES BECAUSE THEY TEND TO BE MORE VOLATILE AND LESS LIQUID.

1 THE SINCE INCEPTION RETURNS FOR THE FUND AND THE INDEX ARE FOR THE PERIOD DECEMBER 20, 2005, COMMENCEMENT OF OPERATIONS, THROUGH DECEMBER 31, 2006.

2     FORMERLY, INVESTOR SHARES.

3     PERFORMANCE  REFLECTS THE DEDUCTION OF THE 3.50% MAXIMUM  FRONT-END  SALES
      CHARGE.

WILMINGTON FUNDS -- EQUITY FUNDS
--------------------------------
   PRESIDENT'S MESSAGE -- CONTINUED
--------------------------------------------------------------------------------

WILMINGTON SMALL-CAP VALUE FUND

      The   Institutional   Shares  of  the  Wilmington   Small-Cap  Value  Fund
("Small-Cap Value") returned 13.69% for the six-month period ended December 31, 2006, compared to a return of 11.81% for the Russell 2000 Value Index.

      The top ten holdings as of December 31, 2006, representing approximately 21.5% of total investments, were:

10 LARGEST HOLDINGS      PERCENT OF TOTAL INVESTMENTS        10 LARGEST HOLDINGS               PERCENT OF TOTAL INVESTMENTS
-------------------      ----------------------------        -------------------               ----------------------------
Nationwide Health Properties, Inc.   2.9%                    Kansas City Life Insurance Co.                2.0%
Viad Corp.                           2.6%                    Lawson Products, Inc.                         1.8%
Mastec, Inc.                         2.5%                    NewAlliance Bancshares, Inc.                  1.8%
Northwest Natural Gas Co.            2.4%                    American Greetings Corp.                      1.7%
H.B. Fuller, Co.                     2.3%                    Greif Brothers Corp. - Class A                1.5%

--------------------------------------------------------------------------------
                                                 Average Annual Total Returns
                                               ---------------------------------
                                                  SIX                  SINCE
                                                 MONTHS   1 YEAR     INCEPTION 1
                                               ---------  -------   ------------
Small-Cap Value Fund
-- Institutional Shares                          13.69%    19.94%      17.75%
-- A Shares 2 (with sales charge) 3               9.54%    15.44%      13.52%
-- A Shares 2 at NAV                             13.55%    19.65%      17.47%
Russell 2000 Value Index                         11.81%    23.48%      22.75%
--------------------------------------------------------------------------------

________________

      PERFORMANCE QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE. SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. TOTAL RETURNS WOULD BE LOWER HAD CERTAIN FEES AND EXPENSES NOT BEEN WAIVED AND/OR REIMBURSED. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THAT SHOWN HERE. PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END IS AVAILABLE BY CALLING 800-336-9970.

      AN INVESTMENT IN THE FUND IS NOT INSURED BY THE FDIC OR ANY OTHER GOVERNMENTAL AGENCY, IS NOT A DEPOSIT OF OR OTHER OBLIGATION OF OR GUARANTEED BY WILMINGTON TRUST OR ANY OTHER BANK OR ENTITY, AND IS SUBJECT TO RISKS INCLUDING A POSSIBLE LOSS OF THE PRINCIPAL AMOUNT INVESTED.

      SMALL COMPANY STOCKS MAY BE SUBJECT TO A HIGHER DEGREE OF MARKET RISK THAN THE SECURITIES OF MORE ESTABLISHED COMPANIES BECAUSE THEY TEND TO BE MORE VOLATILE AND LESS LIQUID.

1 THE SINCE INCEPTION RETURNS FOR THE FUND AND THE INDEX ARE FOR THE PERIOD DECEMBER 20, 2005, COMMENCEMENT OF OPERATIONS, THROUGH DECEMBER 31, 2006.

2     FORMERLY, INVESTOR SHARES.

3     PERFORMANCE  REFLECTS THE DEDUCTION OF THE 3.50% MAXIMUM  FRONT-END  SALES
      CHARGE.

WILMINGTON FUNDS -- EQUITY FUNDS
--------------------------------
   PRESIDENT'S MESSAGE -- CONTINUED
--------------------------------------------------------------------------------

      We invite your comments and questions and thank you for your investment in the Wilmington Equity Funds. We look forward to reviewing our investment outlook and strategy with you in our next report to shareholders.

                                                           Sincerely,


                                                           /s/ Neil Wolfson

                                                           Neil Wolfson
                                                           President

January 24, 2007

YOU SHOULD CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES AND EXPENSES OF THE FUNDS CAREFULLY BEFORE INVESTING. A PROSPECTUS WITH THIS AND OTHER INFORMATION MAY BE OBTAINED BY CALLING 800-336-9970 OR VISITING THE FUNDS' WEB SITE AT WWW.WILMINGTONFUNDS.COM. THE PROSPECTUS SHOULD BE READ CAREFULLY BEFORE INVESTING.

MR. WOLFSON'S COMMENTS REFLECT THE INVESTMENT ADVISER'S VIEWS GENERALLY REGARDING THE MARKET AND THE ECONOMY AND ARE COMPILED FROM THE INVESTMENT ADVISER'S RESEARCH AND FROM COMMENTS PROVIDED BY THE PORTFOLIO MANAGERS OF EACH OF THE FUNDS. THESE COMMENTS REFLECT OPINIONS AS OF THE DATE WRITTEN AND ARE SUBJECT TO CHANGE AT ANY TIME.

DISTRIBUTED BY PROFESSIONAL FUNDS DISTRIBUTOR, LLC.

SEE FINANCIAL HIGHLIGHTS.

WILMINGTON FUNDS -- EQUITY FUNDS
--------------------------------
   EXPENSE DISCLOSURE (UNAUDITED)
--------------------------------------------------------------------------------

DISCLOSURE OF FUND EXPENSES

      The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of a Fund, you incur ongoing costs, including management fees and other Fund expenses. A Fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

      The Expense Tables below illustrate your Fund's costs in two ways.

      o ACTUAL FUND RETURN. The first line of each table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during the period.

      o HYPOTHETICAL 5% RETURN. The second line of each table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees, if any. Therefore, the second line of each table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The "Annualized Expense Ratio" reflects the actual expenses for the period indicated.

FOR THE PERIOD JULY 1, 2006 TO DECEMBER 31, 2006

EXPENSE TABLES

                                                             BEGINNING      ENDING                    EXPENSES
                                                              ACCOUNT       ACCOUNT     ANNUALIZED      PAID
                                                               VALUE         VALUE        EXPENSE      DURING
                                                              7/01/06      12/31/06        RATIO       PERIOD*
                                                             ---------     ---------    ----------    ---------
LARGE-CAP CORE FUND -- INSTITUTIONAL SHARES
Actual Fund Return ......................................    $1,000.00     $1,096.20       0.80%       $ 4.23
Hypothetical 5% Return Before Expenses ..................     1,000.00      1,021.17       0.80%       $ 4.08

LARGE-CAP CORE FUND -- A SHARES 1
Actual Fund Return ......................................    $1,000.00     $1,095.10       1.05%       $ 5.54
Hypothetical 5% Return Before Expenses ..................     1,000.00      1,019.91       1.05%       $ 5.35

WILMINGTON FUNDS -- EQUITY FUNDS
--------------------------------
   EXPENSE DISCLOSURE (UNAUDITED) -- CONTINUED
--------------------------------------------------------------------------------

                                                             BEGINNING      ENDING                    EXPENSES
                                                              ACCOUNT       ACCOUNT     ANNUALIZED      PAID
                                                               VALUE         VALUE        EXPENSE      DURING
                                                              7/01/06      12/31/06        RATIO       PERIOD*
                                                             ---------     ---------    ----------    ---------
LARGE-CAP GROWTH FUND -- INSTITUTIONAL SHARES
Actual Fund Return ......................................    $1,000.00     $1,086.10       1.12%       $ 5.89
Hypothetical 5% Return Before Expenses ..................     1,000.00      1,019.56       1.12%       $ 5.70

LARGE-CAP GROWTH FUND -- A SHARES 1
Actual Fund Return ......................................    $1,000.00     $1,085.30       1.37%       $ 7.20
Hypothetical 5% Return Before Expenses ..................     1,000.00      1,018.30       1.37%       $ 6.97

LARGE-CAP VALUE FUND -- INSTITUTIONAL SHARES
Actual Fund Return ......................................    $1,000.00     $1,117.00       1.15%       $ 6.14
Hypothetical 5% Return Before Expenses ..................     1,000.00      1,019.41       1.15%       $ 5.85

LARGE-CAP VALUE FUND -- A SHARES 1
Actual Fund Return ......................................    $1,000.00     $1,115.70       1.40%       $ 7.47
Hypothetical 5% Return Before Expenses ..................     1,000.00      1,018.15       1.40%       $ 7.12

MID-CAP CORE FUND -- INSTITUTIONAL SHARES
Actual Fund Return ......................................    $1,000.00     $1,084.10       1.00%       $ 5.25
Hypothetical 5% Return Before Expenses ..................     1,000.00      1,020.16       1.00%       $ 5.09

MID-CAP CORE FUND -- A SHARES 1
Actual Fund Return ......................................    $1,000.00     $1,082.80       1.25%       $ 6.56
Hypothetical 5% Return Before Expenses ..................     1,000.00      1,018.90       1.25%       $ 6.36

SMALL-CAP CORE FUND -- INSTITUTIONAL SHARES
Actual Fund Return ......................................    $1,000.00     $1,069.40       1.52%       $ 7.93
Hypothetical 5% Return Before Expenses ..................     1,000.00      1,017.54       1.52%       $ 7.73

SMALL-CAP CORE FUND -- A SHARES 1
Actual Fund Return ......................................    $1,000.00     $1,068.80       1.77%       $ 9.23
Hypothetical 5% Return Before Expenses ..................     1,000.00      1,016.28       1.77%       $ 9.00

SMALL-CAP GROWTH FUND -- INSTITUTIONAL SHARES
Actual Fund Return ......................................    $1,000.00     $1,029.00       1.05%       $ 5.37
Hypothetical 5% Return Before Expenses ..................     1,000.00      1,019.91       1.05%       $ 5.35

SMALL-CAP GROWTH FUND -- A SHARES 1
Actual Fund Return ......................................    $1,000.00     $1,027.10       1.30%       $ 6.64
Hypothetical 5% Return Before Expenses ..................     1,000.00      1,018.65       1.30%       $ 6.61

SMALL-CAP VALUE FUND -- INSTITUTIONAL SHARES
Actual Fund Return ......................................    $1,000.00     $1,136.90       1.05%       $ 5.66
Hypothetical 5% Return Before Expenses ..................     1,000.00      1,019.91       1.05%       $ 5.35

SMALL-CAP VALUE FUND -- A SHARES 1
Actual Fund Return ......................................    $1,000.00     $1,135.50       1.30%       $ 7.00
Hypothetical 5% Return Before Expenses ..................     1,000.00      1,018.65       1.30%       $ 6.61

_______________

* Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by the number days in the most recent fiscal half-year, then divided by 365.

1     Formerly, Investor Shares.

WILMINGTON FUNDS -- EQUITY FUNDS
--------------------------------
   DISCLOSURE OF PORTFOLIO HOLDINGS (UNAUDITED)
--------------------------------------------------------------------------------

DECEMBER 31, 2006

The following tables present a summary of the portfolio holdings of each of the Wilmington Equity Funds as a percentage of their total investments.

LARGE-CAP CORE FUND
Common stocks
   Financials                                   24.4%
   Health Care                                  13.9%
   Information Technology                       12.7%
   Consumer Staples                             10.3%
   Consumer Discretionary                        8.9%
   Energy                                        8.7%
   Industrials                                   8.3%
   Materials                                     5.5%
   Utilities                                     3.3%
   Telecommunication Services                    3.2%
Short-Term Investments                           0.8%
                                               -----
                                               100.0%
                                               =====

LARGE-CAP VALUE FUND
Common stocks
   Financials                                   34.4%
   Energy                                       13.5%
   Consumer Staples                             10.8%
   Telecommunication Services                    7.0%
   Utilities                                     6.9%
   Industrials                                   6.7%
   Materials                                     6.1%
   Health Care                                   6.1%
   Consumer Discretionary                        4.3%
   Information Technology                        4.1%
Short-Term Investments                           0.1%
                                               -----
                                               100.0%
                                               =====

LARGE-CAP GROWTH FUND
Common stocks
   Information Technology                       25.3%
   Health Care                                  15.2%
   Industrials                                  13.6%
   Consumer Staples                             12.4%
   Consumer Discretionary                       10.9%
   Financials                                   10.6%
   Materials                                     5.6%
   Energy                                        3.6%
   Utilities                                     2.8%
                                               -----
                                               100.0%
                                               =====

MID-CAP CORE FUND
Common stocks
   Financials                                   22.8%
   Consumer Discretionary                       15.8%
   Industrials                                  11.0%
   Health Care                                  10.5%
   Utilities                                    10.4%
   Materials                                     9.4%
   Information Technology                        7.7%
   Consumer Staples                              5.4%
   Energy                                        4.1%
   Telecommunication Services                    2.6%
Short-Term Investments                           0.3%
                                               -----
                                               100.0%
                                               =====

WILMINGTON FUNDS -- EQUITY FUNDS
--------------------------------
   DISCLOSURE OF PORTFOLIO HOLDINGS (UNAUDITED) -- CONTINUED
--------------------------------------------------------------------------------

DECEMBER 31, 2006

SMALL-CAP CORE FUND
Common stocks
   Industrials                                  22.8%
   Information Technology                       18.8%
   Consumer Discretionary                       15.2%
   Health Care                                  13.1%
   Financials                                   12.1%
   Consumer Staples                              4.7%
   Materials                                     4.4%
   Energy                                        3.6%
   Utilities                                     3.0%
   Telecommunication Services                    0.3%
Short-Term Investments                           2.0%
                                               -----
                                               100.0%
                                               =====

SMALL-CAP VALUE FUND
Common stocks
   Financials                                   32.9%
   Industrials                                  16.5%
   Materials                                    11.2%
   Consumer Discretionary                       11.0%
   Information Technology                        9.9%
   Utilities                                     6.9%
   Consumer Staples                              5.0%
   Health Care                                   3.3%
   Energy                                        1.5%
   Telecommunication Services                    1.2%
Short-Term Investments                           0.6%
                                               -----
                                               100.0%
                                               =====

SMALL-CAP GROWTH FUND
Common stocks
   Information Technology                       25.6%
   Industrials                                  17.2%
   Health Care                                  16.7%
   Financials                                   11.8%
   Consumer Discretionary                       10.7%
   Energy                                        7.2%
   Consumer Staples                              5.5%
   Materials                                     4.2%
   Telecommunication Services                    1.1%
                                               -----
                                               100.0%
                                               =====

DISCLOSURE OF PORTFOLIO HOLDINGS

The Trust files a complete schedule of investments with the SEC for its first and third fiscal quarters on Form N-Q. Form N-Q is available without charge by visiting the SEC's website at http://www.sec.gov, or it may be viewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

WILMINGTON FUNDS -- EQUITY FUNDS / LARGE-CAP CORE FUND
------------------------------------------------------
   INVESTMENTS / DECEMBER 31, 2006 (UNAUDITED)

   (Showing Percentage of Total Investments)
--------------------------------------------------------------------------------

                                                                     VALUE
                                                       SHARES      (NOTE 2)
                                                     ----------   -----------
COMMON STOCK -- 99.2%
  CONSUMER DISCRETIONARY -- 8.9%
    AUTO PARTS & EQUIPMENT -- 0.6%
     TRW Automotive
      Holdings Corp.* ..........................          8,300   $   214,721
                                                                  -----------
    AUTOMOBILE MANUFACTURERS -- 1.5%
     Ford Motor Co. ............................         48,300       362,733
     General Motors Corp. ......................          2,600        79,872
     Thor Industries, Inc. .....................          3,000       131,970
                                                                  -----------
                                                                      574,575
                                                                  -----------
    DEPARTMENT STORES -- 1.6%
     Dillard's, Inc. - Class A(1) ..............          9,900       346,203
     Federated Department
      Stores, Inc. .............................          6,400       244,032
                                                                  -----------
                                                                      590,235
                                                                  -----------
    HOUSEHOLD APPLIANCES -- 1.9%
     Snap-On, Inc. .............................         15,100       719,364
                                                                  -----------
    MOVIES & ENTERTAINMENT -- 2.0%
     The Walt Disney Co.(1) ....................          6,100       209,047
     Time Warner, Inc.(1) ......................         26,100       568,458
                                                                  -----------
                                                                      777,505
                                                                  -----------
    PUBLISHING -- 0.1%
     Idearc, Inc.* .............................            800        22,920
                                                                  -----------
    RESTAURANTS -- 1.0%
     Brinker International, Inc. ...............         12,600       380,016
                                                                  -----------
    TIRES & RUBBER -- 0.2%
     The Goodyear Tire
      & Rubber Co.* ............................          4,300        90,257
                                                                  -----------
    TOTAL CONSUMER DISCRETIONARY ..............................     3,369,593
                                                                  -----------
  CONSUMER STAPLES -- 10.3%
    AGRICULTURAL PRODUCTS -- 1.5%
     Archer-Daniels Midland Co. ................         18,300       584,868
                                                                  -----------
    DRUG RETAIL -- 2.0%
     Walgreen Co. ..............................         16,600       761,774
                                                                  -----------
    HOUSEHOLD PRODUCTS -- 2.6%
     Kimberly-Clark Corp. ......................         12,100       822,195
     Procter & Gamble Co. ......................          2,500       160,675
                                                                  -----------
                                                                      982,870
                                                                  -----------

                                                                     VALUE
                                                       SHARES      (NOTE 2)
                                                     ----------   -----------
    HYPERMARKETS & SUPER CENTERS -- 0.6%
     Wal-Mart Stores, Inc. .....................          4,900   $   226,282
                                                                  -----------
    PACKAGED FOODS & MEATS -- 0.6%
     Kellogg Co. ...............................          4,700       235,282
                                                                  -----------
    SOFT DRINKS -- 0.7%
     Coca-Cola Co. .............................          5,200       250,900
                                                                  -----------
    TOBACCO -- 2.3%
     Altria Group, Inc. ........................         10,000       858,200
                                                                  -----------
    TOTAL CONSUMER STAPLES ....................................     3,900,176
                                                                  -----------
  ENERGY -- 8.7%
    INTEGRATED OIL & GAS -- 7.3%
     ChevronTexaco Corp. .......................          9,000       661,770
     ConocoPhillips ............................          8,000       575,600
     Exxon Mobil Corp. .........................         20,074     1,538,271
                                                                  -----------
                                                                    2,775,641
                                                                  -----------
    OIL & GAS EQUIPMENT & SERVICES -- 0.5%
     Baker Hughes, Inc. ........................          2,400       179,184
                                                                  -----------
    OIL & GAS EXPLORATION & PRODUCTION -- 0.5%
     Apache Corp. ..............................          3,000       199,530
                                                                  -----------
    OIL & GAS REFINING & MARKETING -- 0.4%
     Valero Energy Corp. .......................          2,700       138,132
                                                                  -----------
    TOTAL ENERGY ..............................................     3,292,487
                                                                  -----------
  FINANCIALS -- 24.4%
    CONSUMER FINANCE -- 0.7%
     American Express Co. ......................          4,300       260,881
                                                                  -----------
    DIVERSIFIED BANKS -- 4.9%
     Bank of America Corp. .....................         10,902       582,058
     U.S. Bancorp(1) ...........................         16,200       586,278
     Wachovia Corp. ............................          7,300       415,735
     Wells Fargo & Co.(1) ......................          7,200       256,032
                                                                  -----------
                                                                    1,840,103
                                                                  -----------
    DIVERSIFIED CAPITAL MARKETS -- 6.0%
     Citigroup, Inc. ...........................         28,505     1,587,728
     J.P. Morgan Chase & Co. ...................         14,100       681,030
                                                                  -----------
                                                                    2,268,758
                                                                  -----------

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- EQUITY FUNDS / LARGE-CAP CORE FUND
------------------------------------------------------
   INVESTMENTS / DECEMBER 31, 2006 (UNAUDITED) -- CONTINUED

--------------------------------------------------------------------------------

                                                                     VALUE
                                                       SHARES      (NOTE 2)
                                                     ----------   -----------
    INVESTMENT BANKING & BROKERAGE -- 1.0%
     A.G. Edwards, Inc. ........................          2,600   $   164,554
     The Bear Stearns Companies, Inc.(1) .......          1,200       195,336
                                                                  -----------
                                                                      359,890
                                                                  -----------
    LIFE & HEALTH INSURANCE -- 0.4%
     MetLife, Inc.(1) ..........................          2,800       165,228
                                                                  -----------
    MULTI-LINE INSURANCE -- 5.4%
     Assurant, Inc. ............................          6,100       337,025
     Hartford Financial
      Services Group, Inc.(1) ..................          5,800       541,198
     Loews Corp. ...............................         19,100       792,077
     Unitrin, Inc. .............................          7,900       395,869
                                                                  -----------
                                                                    2,066,169
                                                                  -----------
    PROPERTY & CASUALTY INSURANCE -- 1.9%
     Fidelity National
      Financial, Inc.* .........................         13,100       312,828
     The Allstate Corp. ........................          2,800       182,308
     The St. Paul Cos., Inc. ...................          4,300       230,867
                                                                  -----------
                                                                      726,003
                                                                  -----------
    REAL ESTATE INVESTMENT TRUSTS -- 3.7%
     Archstone-Smith Trust .....................          4,000       232,840
     Host Marriott Corp. .......................         29,500       724,225
     Kimco Realty Corp. ........................          5,800       260,710
     Public Storage, Inc. ......................          1,900       185,250
                                                                  -----------
                                                                    1,403,025
                                                                  -----------
    REGIONAL BANKS -- 0.4%
     National City Corp.(1) ....................          4,600       168,176
                                                                  -----------
    TOTAL FINANCIALS ..........................................     9,258,233
                                                                  -----------
  HEALTH CARE -- 13.9%
    HEALTH CARE EQUIPMENT -- 0.3%
     Dade Behring Holdings, Inc. ...............          3,300       131,373
                                                                  -----------
    HEALTH CARE SERVICES -- 0.5%
     Express Scripts, Inc. - Class A* ..........          2,400       171,840
                                                                  -----------
    MANAGED HEALTH CARE -- 4.5%
     CIGNA Corp. ...............................          3,800       499,966
     UnitedHealth Group, Inc. ..................          6,200       333,126
     WellPoint, Inc* ...........................         11,200       881,328
                                                                  -----------
                                                                    1,714,420
                                                                  -----------

                                                                     VALUE
                                                       SHARES      (NOTE 2)
                                                     ----------   -----------
    PHARMACEUTICALS -- 8.6%
     Bristol-Myers Squibb Co. ..................          6,300   $   165,816
     Eli Lilly & Co. ...........................         10,100       526,210
     Johnson & Johnson .........................         17,200     1,135,544
     Merck & Co., Inc. .........................          3,600       156,960
     Pfizer, Inc. ..............................         12,300       318,570
     Wyeth(1) ..................................         18,700       952,204
                                                                  -----------
                                                                    3,255,304
                                                                  -----------
    TOTAL HEALTH CARE .........................................     5,272,937
                                                                  -----------
  INDUSTRIALS -- 8.3%
    AEROSPACE & DEFENSE -- 0.5%
     Northrop Grumman Corp. ....................          2,600       176,020
                                                                  -----------
    AIRLINES -- 2.2%
     Continental Airlines,
      Inc. - Class B*(1) .......................         20,000       825,000
                                                                  -----------
    BUILDING PRODUCTS -- 0.4%
     American Standard
      Companies, Inc. ..........................          3,400       155,890
                                                                  -----------
    CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS -- 0.8%
     Caterpillar, Inc. .........................          4,800       294,384
                                                                  -----------
    INDUSTRIAL CONGLOMERATES -- 3.6%
     3M Co. ....................................          5,600       436,408
     General Electric Co. ......................         25,085       933,413
                                                                  -----------
                                                                    1,369,821
                                                                  -----------
    INDUSTRIAL MACHINERY -- 0.4%
     Danaher Corp. .............................          2,400       173,856
                                                                  -----------
    TRADING COMPANIES & DISTRIBUTORS -- 0.4%
     MSC Industrial Direct
      Co., Inc. - Class A ......................          4,000       156,600
                                                                  -----------
    TOTAL INDUSTRIALS .........................................     3,151,571
                                                                  -----------
  INFORMATION TECHNOLOGY -- 12.7%
    COMMUNICATIONS EQUIPMENT -- 1.4%
     Cisco Systems, Inc.* ......................          3,000        81,990
     Corning, Inc.* ............................          9,100       170,261
     Motorola, Inc. ............................         14,086       289,608
                                                                  -----------
                                                                      541,859
                                                                  -----------
    DATA PROCESSING & OUTSOURCED SERVICES -- 2.2%
     First Data Corp. ..........................         33,300       849,816
                                                                  -----------

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- EQUITY FUNDS / LARGE-CAP CORE FUND
------------------------------------------------------
  INVESTMENTS / DECEMBER 31, 2006 (UNAUDITED) -- CONTINUED

--------------------------------------------------------------------------------

                                                                     VALUE
                                                       SHARES      (NOTE 2)
                                                     ----------   -----------
    ELECTRONIC EQUIPMENT MANUFACTURERS -- 1.3%
     Agilent Technologies, Inc.* ...............         14,300   $   498,355
                                                                  -----------
    HOME ENTERTAINMENT SOFTWARE -- 0.3%
     Activision, Inc.*(1) ......................          5,500        94,820
                                                                  -----------
    INTERNET SOFTWARE & SERVICES -- 1.2%
     Google, Inc. - Class A* ...................          1,000       460,480
                                                                  -----------
    SEMICONDUCTOR EQUIPMENT -- 1.7%
     Applied Materials, Inc.(1) ................         26,400       487,080
     Broadcom Corp. - Class A* .................          4,200       135,702
                                                                  -----------
                                                                      622,782
                                                                  -----------
    SEMICONDUCTORS -- 0.6%
     Intel Corp. ...............................         11,700       236,925
                                                                  -----------
    SYSTEMS SOFTWARE -- 4.0%
     Microsoft Corp. ...........................         50,597     1,510,826
                                                                  -----------
    TOTAL INFORMATION TECHNOLOGY ..............................     4,815,863
                                                                  -----------
  MATERIALS -- 5.5%
    COMMODITY CHEMICALS -- 1.8%
     Westlake Chemical Corp. ...................         21,300       668,394
                                                                  -----------
    METAL & GLASS CONTAINERS -- 1.0%
     Crown Holdings, Inc.* .....................         17,800       372,376
                                                                  -----------
    PAPER PACKAGING -- 0.7%
     Temple-Inland, Inc. .......................          6,100       280,783
                                                                  -----------
    STEEL -- 2.0%
     Nucor Corp.(1) ............................          8,100       442,746
     Steel Dynamics, Inc. ......................         10,200       330,990
                                                                  -----------
                                                                      773,736
                                                                  -----------
    TOTAL MATERIALS ...........................................     2,095,289
                                                                  -----------
  TELECOMMUNICATION SERVICES -- 3.2%
    INTEGRATED TELECOMMUNICATION SERVICES -- 1.9%
     BellSouth Corp. ...........................          3,100       146,041
     Verizon Communications, Inc. ..............         16,000       595,840
                                                                  -----------
                                                                      741,881
                                                                  -----------
    WIRELESS TELECOMMUNICATION SERVICES -- 1.3%
     United States Cellular Corp.* .............          7,000       487,130
                                                                  -----------
    TOTAL TELECOMMUNICATION SERVICES ..........................     1,229,011
                                                                  -----------

                                                                     VALUE
                                                       SHARES      (NOTE 2)
                                                     ----------   -----------
  UTILITIES -- 3.3%
    ELECTRIC UTILITIES -- 0.4%
     Great Plains Energy, Inc. .................          4,000   $   127,200
                                                                  -----------
    INDEPENDENT POWER PRODUCERS & ENERGY TRADERS -- 2.5%
     AES Corp.* ................................         23,200       511,328
     Duke Energy Corp. .........................          8,700       288,927
     TXU Corp. .................................          2,700       146,367
                                                                  -----------
                                                                      946,622
                                                                  -----------
    MULTI-UTILITIES -- 0.4%
     CenterPoint Energy, Inc.(1) ...............          9,400       155,852
                                                                  -----------
    TOTAL UTILITIES ...........................................     1,229,674
                                                                  -----------
    TOTAL COMMON STOCK
      (COST $32,683,622) ......................................    37,614,834
                                                                  -----------

SHORT-TERM INVESTMENTS -- 0.8%
     BlackRock Liquidity Funds
      TempCash Portfolio -
      Institutional Series .....................        156,400       156,400
                                                                  -----------
     BlackRock Liquidity Funds
      TempFund Portfolio -
      Institutional Series .....................        156,398       156,398
                                                                  -----------
    TOTAL SHORT-TERM INVESTMENTS
      (COST $312,798) .........................................       312,798
                                                                  -----------
   TOTAL INVESTMENTS -- 100.0%
      (COST $32,996,420)+......................................   $37,927,632(2)
                                                                  ===========

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- EQUITY FUNDS / LARGE-CAP CORE FUND
------------------------------------------------------
  INVESTMENTS / DECEMBER 31, 2006 (UNAUDITED) -- CONTINUED

--------------------------------------------------------------------------------

                                                     PRINCIPAL       VALUE
                                                       AMOUNT      (NOTE 2)
                                                     ----------   -----------
SHORT-TERM INVESTMENTS
HELD AS COLLATERAL FOR
LOANED SECURITIES
  CERTIFICATE OF DEPOSIT
     CIBC Yankee,
      5.32%, 01/29/07 ..........................     $  550,929   $   550,929
                                                                  -----------
    TOTAL CERTIFICATE OF DEPOSIT ..............................       550,929
                                                                  -----------
  FLOATING RATE COMMERCIAL PAPER
     Bear Stearns, 4.75%, 01/02/07 .............        142,247       142,247
     Bear Stearns, 5.38%, 01/02/07 .............        176,939       176,939
     Morgan Stanley,
      5.37%, 01/02/07 ..........................        289,449       289,449
     Morgan Stanley,
      5.37%, 01/02/07 ..........................        152,068       152,068
                                                                  -----------
    TOTAL FLOATING RATE COMMERCIAL PAPER ......................       760,704
                                                                  -----------
  FLOATING RATE NOTE
     Cullinan Finance Corp.,
      5.32%, 01/22/07 ..........................        577,907       577,907
     Tango Financial Corp.,
      5.32%, 01/29/07 ..........................        476,858       476,858
                                                                  -----------
    TOTAL FLOATING RATE NOTE ..................................     1,054,765
                                                                  -----------

                                                     PRINCIPAL
                                                      AMOUNT/        VALUE
                                                       SHARES      (NOTE 2)
                                                     ----------   -----------
  INSTITUTIONAL MONEY MARKET TRUST
     Institutional Money Market
      Trust ....................................      1,609,922   $ 1,609,922
                                                                  -----------
    TOTAL INSTITUTIONAL MONEY MARKET TRUST ....................     1,609,922
                                                                  -----------
  TIME DEPOSIT
     Dexia, 5.32%, 01/02/07 ....................        700,447       700,447
                                                                  -----------
    TOTAL TIME DEPOSIT ........................................       700,447
                                                                  -----------
    TOTAL SHORT-TERM INVESTMENTS HELD AS
     COLLATERAL FOR LOANED SECURITIES
     (COST $4,676,768)(4) .....................................   $ 4,676,768(3)
                                                                  ===========

________________

*     Non-income producing security.

+ The cost for Federal income tax purposes is $33,034,525. At December 31, 2006, net unrealized appreciation was $4,893,107. This consisted of aggregate gross unrealized appreciation for all securities for which there was an excess of market value over tax cost of $5,392,106, and aggregate gross unrealized depreciation for all securities for which there was an excess of tax cost over market value of $498,999.

(1)   Security partially or fully on loan.

(2) At December 31, 2006, the market value of securities on loan for the Large-Cap Core Fund was $4,496,219.

(3) The investments held as collateral on loaned securities represented 12.3% of the net assets of the Large-Cap Core Fund.

(4)   Cost for Federal income tax purposes.

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- EQUITY FUNDS / LARGE-CAP GROWTH FUND
--------------------------------------------------------
   INVESTMENTS / DECEMBER 31, 2006 (UNAUDITED)

   (Showing Percentage of Total Investments)
--------------------------------------------------------------------------------

                                                                     VALUE
                                                       SHARES      (NOTE 2)
                                                     ----------   -----------
COMMON STOCK -- 100.0%
  CONSUMER DISCRETIONARY -- 10.9%
    AUTOMOBILE MANUFACTURERS -- 0.3%
     Thor Industries, Inc. .....................          2,600   $   114,374
                                                                  -----------
    COMPUTER & ELECTRONICS RETAIL -- 0.7%
     Best Buy Co., Inc. ........................          4,300       211,517
     Circuit City Stores, Inc. .................          4,800        91,104
                                                                  -----------
                                                                      302,621
                                                                  -----------
    DEPARTMENT STORES -- 0.3%
     J.C. Penney Co., Inc. .....................          1,800       139,248
                                                                  -----------
    EDUCATION SERVICES -- 0.3%
     Apollo Group, Inc. - Class A* .............          3,100       120,807
                                                                  -----------
    FOOTWEAR -- 0.5%
     Nike, Inc. - Class B ......................          1,900       188,157
                                                                  -----------
    GENERAL MERCHANDISE STORES -- 0.6%
     Target Corp. ..............................          4,500       256,725
                                                                  -----------
    HOTELS, RESORTS & CRUISE LINES -- 0.2%
     Choice Hotels International, Inc. .........          2,100        88,410
                                                                  -----------
    HOUSEHOLD APPLIANCES -- 0.4%
     The Stanley Works .........................          3,600       181,044
                                                                  -----------
    HOUSEWARES & SPECIALTIES -- 0.5%
     Fortune Brands, Inc. ......................          2,400       204,936
                                                                  -----------
    MOVIES & ENTERTAINMENT -- 1.9%
     Regal Entertainment Group Class A .........         17,500       373,100
     The Walt Disney Co. .......................          4,200       143,934
     Time Warner, Inc. .........................         13,300       289,674
                                                                  -----------
                                                                      806,708
                                                                  -----------
    PUBLISHING -- 2.2%
     Getty Images, Inc.* .......................          2,900       124,178
     The Washington Post Co. ...................          1,100       820,160
                                                                  -----------
                                                                      944,338
                                                                  -----------
    RESTAURANTS -- 2.0%
     Brinker International, Inc. ...............          5,550       167,388
     Starbucks Corp.* ..........................          4,500       159,390
     Wendy's International, Inc. ...............          8,200       271,338
     Yum! Brands, Inc. .........................          4,400       258,720
                                                                  -----------
                                                                      856,836
                                                                  -----------

                                                                     VALUE
                                                       SHARES      (NOTE 2)
                                                     ----------   -----------
    SPECIALTY STORES -- 0.3%
     Claire's Stores, Inc. .....................          4,300   $   142,502
                                                                  -----------
    TIRES & RUBBER -- 0.7%
     The Goodyear Tire &
      Rubber Co.* ..............................         13,900       291,761
                                                                  -----------
    TOTAL CONSUMER DISCRETIONARY ..............................     4,638,467
                                                                  -----------
  CONSUMER STAPLES -- 12.4%
    DRUG RETAIL -- 1.8%
     CVS Corp. .................................          6,500       200,915
     Walgreen Co. ..............................         12,400       569,036
                                                                  -----------
                                                                      769,951
                                                                  -----------
    FOOD DISTRIBUTORS -- 0.5%
     Sysco Corp. ...............................          5,400       198,504
                                                                  -----------
    HOUSEHOLD PRODUCTS -- 2.4%
     Kimberly-Clark Corp. ......................         13,705       931,255
     Procter & Gamble Co. ......................          1,700       109,259
                                                                  -----------
                                                                    1,040,514
                                                                  -----------
    HYPERMARKETS & SUPER CENTERS -- 3.1%
     Costco Wholesale Corp. ....................         10,300       544,561
     Wal-Mart Stores, Inc. .....................         17,100       789,678
                                                                  -----------
                                                                    1,334,239
                                                                  -----------
    PACKAGED FOODS & MEATS -- 0.5%
     Campbell Soup Co. .........................          5,700       221,673
                                                                  -----------
    PERSONAL PRODUCTS -- 0.4%
     Alberto-Culver Co. ........................          7,600       163,020
                                                                  -----------
    SOFT DRINKS -- 3.7%
     Coca-Cola Co. .............................         13,600       656,200
     PepsiCo, Inc. .............................         14,500       906,975
                                                                  -----------
                                                                    1,563,175
                                                                  -----------
    TOTAL CONSUMER STAPLES ....................................     5,291,076
                                                                  -----------
  ENERGY -- 3.6%
    COAL & CONSUMABLE FUELS -- 0.5%
     NRG Energy, Inc.* .........................          2,000       112,020
     Peabody Energy Corp. ......................          2,600       105,066
                                                                  -----------
                                                                      217,086
                                                                  -----------

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- EQUITY FUNDS / LARGE-CAP GROWTH FUND
--------------------------------------------------------
   INVESTMENTS / DECEMBER 31, 2006 (UNAUDITED) -- CONTINUED

--------------------------------------------------------------------------------

                                                                     VALUE
                                                       SHARES      (NOTE 2)
                                                     ----------   -----------
    OIL & GAS DRILLING -- 0.2%
     Helmerich & Payne, Inc. ...................          4,200   $   102,774
                                                                  -----------
    OIL & GAS EQUIPMENT & SERVICES -- 1.3%
     Baker Hughes, Inc. ........................          1,900       141,854
     BJ Services Co. ...........................          3,300        96,756
     Halliburton Co. ...........................          6,600       204,930
     Smith International, Inc. .................          2,800       114,996
                                                                  -----------
                                                                      558,536
                                                                  -----------
    OIL & GAS EXPLORATION & PRODUCTION -- 0.5%
     Cheniere Energy, Inc.* ....................          3,100        89,497
     EOG Resources, Inc. .......................          1,600        99,920
                                                                  -----------
                                                                      189,417
                                                                  -----------
    OIL & GAS REFINING & MARKETING -- 0.2%
     Sunoco, Inc. ..............................          1,600        99,776
                                                                  -----------
    OIL & GAS STORAGE & TRANSPORTATION -- 0.9%
     El Paso Corp. .............................         15,400       235,312
     The Williams Cos., Inc. ...................          5,500       143,660
                                                                  -----------
                                                                      378,972
                                                                  -----------
    TOTAL ENERGY ..............................................     1,546,561
                                                                  -----------
  FINANCIALS -- 10.6%
    ASSET MANAGEMENT & CUSTODY BANKS -- 0.4%
     Legg Mason, Inc. ..........................          2,000       190,100
                                                                  -----------
    CONSUMER FINANCE -- 0.7%
     AmeriCredit Corp.* ........................          5,800       145,986
     Nelnet, Inc.* .............................          6,000       164,160
                                                                  -----------
                                                                      310,146
                                                                  -----------
    DIVERSIFIED BANKS -- 2.8%
     CapitalSource, Inc. .......................         13,900       379,609
     U.S. Bancorp ..............................         22,400       810,656
                                                                  -----------
                                                                    1,190,265
                                                                  -----------
    INVESTMENT BANKING & BROKERAGE -- 2.1%
     Charles Schwab Corp. ......................         22,700       439,018
     Goldman Sachs Group, Inc. .................            900       179,415
     Merrill Lynch & Co., Inc. .................          3,000       279,300
     TD Ameritrade Holding Corp. ...............            300         4,854
                                                                  -----------
                                                                      902,587
                                                                  -----------

                                                                     VALUE
                                                       SHARES      (NOTE 2)
                                                     ----------   -----------
    MULTI-LINE INSURANCE -- 0.3%
     American International
      Group, Inc. ..............................          1,800   $   128,988
                                                                  -----------
    PROPERTY & CASUALTY INSURANCE -- 1.7%
     Markel Corp.* .............................          1,500       720,150
                                                                  -----------
    REAL ESTATE INVESTMENT TRUSTS -- 0.7%
     Host Marriott Corp. .......................         12,300       301,965
                                                                  -----------
    REGIONAL BANKS -- 0.6%
     Synovus Financial Corp. ...................          8,300       255,889
                                                                  -----------
    SPECIALIZED FINANCE -- 1.3%
     CIT Group, Inc. ...........................          2,500       139,425
     Nasdaq Stock Market, Inc.* ................          3,100        95,449
     The Chicago Mercantile
      Exchange .................................            600       305,850
                                                                  -----------
                                                                      540,724
                                                                  -----------
    TOTAL FINANCIALS ..........................................     4,540,814
                                                                  -----------
  HEALTH CARE -- 15.2%
    BIOTECHNOLOGY -- 1.2%
     Amgen, Inc.* ..............................          6,100       416,691
     Gilead Sciences, Inc.* ....................          1,600       103,888
                                                                  -----------
                                                                      520,579
                                                                  -----------
    HEALTH CARE DISTRIBUTORS -- 0.9%
     AmerisourceBergen Corp. ...................          5,200       233,792
     Cardinal Health, Inc. .....................          2,300       148,189
                                                                  -----------
                                                                      381,981
                                                                  -----------
    HEALTH CARE EQUIPMENT -- 2.8%
     Baxter International, Inc. ................         10,500       487,095
     Dade Behring Holdings, Inc. ...............          4,700       187,107
     Hospira, Inc.* ............................         12,000       402,960
     Stryker Corp. .............................          1,600        88,176
                                                                  -----------
                                                                    1,165,338
                                                                  -----------
    HEALTH CARE SERVICES -- 1.5%
     Caremark Rx, Inc. .........................          1,700        97,087
     Cerner Corp.* .............................          2,700       122,850
     Express Scripts, Inc. - Class A* ..........          3,300       236,280
     Pharmaceutical Product
      Development, Inc. ........................          5,800       186,876
                                                                  -----------
                                                                      643,093
                                                                  -----------

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- EQUITY FUNDS / LARGE-CAP GROWTH FUND
--------------------------------------------------------
   INVESTMENTS / DECEMBER 31, 2006 (UNAUDITED) -- CONTINUED

--------------------------------------------------------------------------------

                                                                     VALUE
                                                       SHARES      (NOTE 2)
                                                     ----------   -----------
    HEALTH CARE SUPPLIES -- 0.3%
     Gen-Probe, Inc.* ..........................          2,400   $   125,688
                                                                  -----------
    MANAGED HEALTH CARE -- 2.7%
     Humana, Inc.* .............................          2,800       154,868
     Sierra Health Services, Inc.* .............          5,000       180,200
     UnitedHealth Group, Inc. ..................         10,977       589,794
     WellPoint, Inc* ...........................          3,000       236,070
                                                                  -----------
                                                                    1,160,932
                                                                  -----------
    PHARMACEUTICALS -- 5.8%
     Abbott Laboratories .......................          6,700       326,357
     Bristol-Myers Squibb Co. ..................          8,100       213,192
     Eli Lilly & Co. ...........................          7,000       364,700
     Johnson & Johnson .........................         22,400     1,478,848
     Merck & Co., Inc. .........................          2,100        91,560
                                                                  -----------
                                                                    2,474,657
                                                                  -----------
    TOTAL HEALTH CARE .........................................     6,472,268
                                                                  -----------
  INDUSTRIALS -- 13.6%
    AEROSPACE & DEFENSE -- 1.0%
     Precision Castparts Corp. .................          5,300       414,884
                                                                  -----------
    AIR FREIGHT & LOGISTICS -- 0.3%
     C.H. Robinson Worldwide, Inc. .............          2,900       118,581
                                                                  -----------
    AIRLINES -- 2.0%
     AMR Corp.* ................................         16,100       486,703
     Continental Airlines, Inc. -
      Class B* .................................          9,400       387,750
                                                                  -----------
                                                                      874,453
                                                                  -----------
    BUILDING PRODUCTS -- 0.3%
     American Standard
      Companies, Inc. ..........................          2,500       114,625
                                                                  -----------
    CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS -- 1.1%
     Caterpillar, Inc. .........................          6,100       374,113
     Cummins, Inc. .............................            800        94,544
                                                                  -----------
                                                                      468,657
                                                                  -----------
    ELECTRICAL COMPONENTS & EQUIPMENT -- 0.6%
     Emerson Electric Co. ......................          3,400       149,906
     Rockwell Automation, Inc. .................          2,100       128,268
                                                                  -----------
                                                                      278,174
                                                                  -----------

                                                                     VALUE
                                                       SHARES      (NOTE 2)
                                                     ----------   -----------
    HUMAN RESOURCE & EMPLOYMENT SERVICES -- 0.7%
     Robert Half International, Inc. ...........          7,500   $   278,400
                                                                  -----------
    INDUSTRIAL CONGLOMERATES -- 3.8%
     3M Co. ....................................          8,310       647,598
     General Electric Co. ......................         25,800       960,018
                                                                  -----------
                                                                    1,607,616
                                                                  -----------
    INDUSTRIAL MACHINERY -- 1.6%
     Harsco Corp. ..............................          3,800       289,180
     ITT Industries, Inc. ......................          7,070       401,718
                                                                  -----------
                                                                      690,898
                                                                  -----------
    OFFICE SERVICES & SUPPLIES -- 1.6%
     Pitney Bowes, Inc. ........................         15,200       702,088
                                                                  -----------
    RAILROADS -- 0.6%
     CSX Corp. .................................          3,100       106,733
     Norfolk Southern Corp. ....................          2,800       140,812
                                                                  -----------
                                                                      247,545
                                                                  -----------
    TOTAL INDUSTRIALS .........................................     5,795,921
                                                                  -----------
  INFORMATION TECHNOLOGY -- 25.3%
    APPLICATION SOFTWARE -- 0.6%
     Citrix Systems, Inc.* .....................          6,400       173,120
     NAVTEQ* ...................................          2,400        83,928
                                                                  -----------
                                                                      257,048
                                                                  -----------
    COMMUNICATIONS EQUIPMENT -- 5.0%
     Cisco Systems, Inc.* ......................         37,000     1,011,210
     Corning, Inc.* ............................         12,900       241,359
     Motorola, Inc. ............................         26,970       554,503
     QUALCOMM, Inc. ............................          8,500       321,215
                                                                  -----------
                                                                    2,128,287
                                                                  -----------
    COMPUTER HARDWARE -- 2.9%
     Apple Computer, Inc.* .....................          4,100       347,844
     Dell, Inc.* ...............................         15,300       383,877
     Hewlett-Packard Co. .......................          2,200        90,618
     International Business
      Machines Corp. ...........................          2,400       233,160
     NCR Corp.* ................................          4,300       183,868
                                                                  -----------
                                                                    1,239,367
                                                                  -----------

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- EQUITY FUNDS / LARGE-CAP GROWTH FUND
--------------------------------------------------------
   INVESTMENTS / DECEMBER 31, 2006 (UNAUDITED) -- CONTINUED

--------------------------------------------------------------------------------

                                                                     VALUE
                                                       SHARES      (NOTE 2)
                                                     ----------   -----------
    DATA PROCESSING & OUTSOURCED SERVICES -- 3.4%
     Electronic Data Systems Corp. .............         16,000   $   440,800
     First Data Corp. ..........................         39,900     1,018,248
                                                                  -----------
                                                                    1,459,048
                                                                  -----------
    ELECTRONIC EQUIPMENT MANUFACTURERS -- 1.1%
     Agilent Technologies, Inc.* ...............         13,500       470,475
                                                                  -----------
    INTERNET SOFTWARE & SERVICES -- 2.6%
     eBay, Inc.* ...............................          4,000       120,280
     Google, Inc. - Class A* ...................          1,700       782,816
     VeriSign, Inc.* ...........................          5,100       122,655
     Yahoo!, Inc.* .............................          3,300        84,282
                                                                  -----------
                                                                    1,110,033
                                                                  -----------
    SEMICONDUCTOR EQUIPMENT -- 1.4%
     Applied Materials, Inc. ...................         24,200       446,490
     Broadcom Corp. - Class A* .................          4,000       129,240
                                                                  -----------
                                                                      575,730
                                                                  -----------
    SEMICONDUCTORS -- 2.1%
     Advanced Micro Devices, Inc.* .............          5,000       101,750
     Intel Corp. ...............................         20,800       421,200
     National Semiconductor Corp. ..............          3,690        83,763
     Texas Instruments, Inc. ...................         10,700       308,160
                                                                  -----------
                                                                      914,873
                                                                  -----------
    SYSTEMS SOFTWARE -- 6.2%
     Microsoft Corp. ...........................         73,100     2,182,766
     Oracle Corp.* .............................         13,400       229,676
     Red Hat, Inc.* ............................          9,100       209,300
                                                                  -----------
                                                                    2,621,742
                                                                  -----------
    TOTAL INFORMATION TECHNOLOGY ..............................    10,776,603
                                                                  -----------
  MATERIALS -- 5.6%
    COMMODITY CHEMICALS -- 1.4%
     Celanese Corporation ......................         23,600       610,768
                                                                  -----------

                                                                     VALUE
                                                       SHARES      (NOTE 2)
                                                     ----------   -----------
    CONSTRUCTION MATERIALS -- 0.8%
     Vulcan Materials Co. ......................          4,000   $   359,480
                                                                  -----------
    DIVERSIFIED CHEMICALS -- 0.7%
     Cabot Corp. ...............................          2,700       117,639
     Huntsman Corp.* ...........................          9,800       185,906
                                                                  -----------
                                                                      303,545
                                                                  -----------
    DIVERSIFIED METALS & MINING -- 0.6%
     Freeport-McMoRan Copper &
      Gold, Inc. - Class B .....................          4,300       239,639
                                                                  -----------
    GOLD -- 0.3%
     Newmont Mining Corp. ......................          2,600       117,390
                                                                  -----------
    METAL & GLASS CONTAINERS -- 1.1%
     Crown Holdings, Inc.* .....................         21,500       449,780
                                                                  -----------
    METALS & MINING -- 0.2%
     Southern Copper Corp. .....................          1,600        86,224
                                                                  -----------
    SPECIALTY CHEMICALS -- 0.2%
     Valhi, Inc. ...............................          3,500        90,930
                                                                  -----------
    STEEL -- 0.3%
     Allegheny Technologies, Inc. ..............          1,500       136,020
                                                                  -----------
    TOTAL MATERIALS ...........................................     2,393,776
                                                                  -----------
  UTILITIES -- 2.8%
    INDEPENDENT POWER PRODUCERS & ENERGY TRADERS -- 2.8%
     AES Corp.* ................................         43,500       958,740
     TXU Corp. .................................          4,000       216,840
                                                                  -----------
                                                                    1,175,580
                                                                  -----------
    TOTAL UTILITIES ...........................................     1,175,580
                                                                  -----------
    TOTAL COMMON STOCK
      (COST $40,215,885) ......................................    42,631,066
                                                                  -----------
   TOTAL INVESTMENTS -- 100.0%
      (COST $40,215,885)+ .....................................   $42,631,066
                                                                  ===========

_________________

*    Non-income producing security.

+ The cost for Federal income tax purposes is $40,246,389. At December 31, 2006, net unrealized appreciation was $2,384,677. This consisted of aggregate gross unrealized appreciation for all securities for which there was an excess of market value over tax cost of $3,479,896, and aggregate gross unrealized depreciation for all securities for which there was an excess of tax cost over market value of $1,095,219.

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- EQUITY FUNDS / LARGE-CAP VALUE FUND
-------------------------------------------------------
   INVESTMENTS / DECEMBER 31, 2006 (UNAUDITED)

   (Showing Percentage of Total Investments)
--------------------------------------------------------------------------------

                                                                     VALUE
                                                       SHARES      (NOTE 2)
                                                     ----------   -----------
COMMON STOCK -- 99.9%
  CONSUMER DISCRETIONARY -- 4.3%
    AUTO PARTS & EQUIPMENT -- 1.0%
     TRW Automotive
      Holdings Corp.* ..........................         16,300   $   421,681
                                                                  -----------
    AUTOMOBILE MANUFACTURERS -- 1.3%
     Ford Motor Co. ............................         55,700       418,307
     General Motors Corp.(1) ...................          3,600       110,592
                                                                  -----------
                                                                      528,899
                                                                  -----------
    BROADCASTING & CABLE TV -- 0.5%
     Comcast Corp. - Class A*(1) ...............          4,800       203,184
                                                                  -----------
    DEPARTMENT STORES -- 0.8%
     Dillard's, Inc. - Class A(1) ..............         10,000       349,700
                                                                  -----------
    HOUSEHOLD APPLIANCES -- 0.6%
     Snap-On, Inc. .............................          5,800       276,312
                                                                  -----------
    PUBLISHING -- 0.1%
     Idearc, Inc.* .............................            985        28,220
                                                                  -----------
    TOTAL CONSUMER DISCRETIONARY ..............................     1,807,996
                                                                  -----------
  CONSUMER STAPLES -- 10.8%
    AGRICULTURAL PRODUCTS -- 1.5%
     Archer-Daniels Midland Co. ................         19,300       616,828
                                                                  -----------
    BREWERS -- 0.3%
     Anheuser-Busch
      Companies, Inc. ..........................          2,800       137,760
                                                                  -----------
    FOOD RETAIL -- 0.4%
     Kroger Co. ................................          6,100       140,727
                                                                  -----------
    HOUSEHOLD PRODUCTS -- 1.6%
     Colgate-Palmolive Co. .....................          4,478       292,145
     Kimberly-Clark Corp. ......................          5,800       394,110
                                                                  -----------
                                                                      686,255
                                                                  -----------
    HYPERMARKETS & SUPER CENTERS -- 2.5%
     BJ's Wholesale Club, Inc.* ................         18,800       584,868
     Costco Wholesale Corp. ....................          8,900       470,543
                                                                  -----------
                                                                    1,055,411
                                                                  -----------

                                                                     VALUE
                                                       SHARES      (NOTE 2)
                                                     ----------   -----------
    PACKAGED FOODS & MEATS -- 1.4%
     Del Monte Foods Co. .......................         17,300   $   190,819
     Kellogg Co. ...............................          2,600       130,156
     Kraft Foods, Inc.(1) ......................          6,900       246,330
                                                                  -----------
                                                                      567,305
                                                                  -----------
    TOBACCO -- 3.1%
     Altria Group, Inc.(1) .....................          9,800       841,036
     Reynolds American, Inc. ...................          7,200       471,384
                                                                  -----------
                                                                    1,312,420
                                                                  -----------
    TOTAL CONSUMER STAPLES ....................................     4,516,706
                                                                  -----------
  ENERGY -- 13.5%
    INTEGRATED OIL & GAS -- 12.6%
     ChevronTexaco Corp. .......................         10,024       737,065
     ConocoPhillips ............................         18,554     1,334,960
     Exxon Mobil Corp. .........................         36,503     2,797,225
     Marathon Oil Corp. ........................          4,600       425,500
                                                                  -----------
                                                                    5,294,750
                                                                  -----------
    OIL & GAS REFINING & MARKETING -- 0.9%
     Valero Energy Corp. .......................          7,100       363,236
                                                                  -----------
    TOTAL ENERGY ..............................................     5,657,986
                                                                  -----------
  FINANCIALS -- 34.4%
    CONSUMER FINANCE -- 1.4%
     Capital One Financial Corp. ...............          7,800       599,196
                                                                  -----------
    DIVERSIFIED BANKS -- 5.6%
     Bank of America Corp. .....................         21,200     1,131,868
     U.S. Bancorp(1) ...........................         27,500       995,225
     Wachovia Corp. ............................          4,000       227,800
                                                                  -----------
                                                                    2,354,893
                                                                  -----------
    DIVERSIFIED CAPITAL MARKETS -- 8.4%
     Citigroup, Inc. ...........................         39,654     2,208,728
     J.P. Morgan Chase & Co.(1) ................         27,279     1,317,575
                                                                  -----------
                                                                    3,526,303
                                                                  -----------
    INVESTMENT BANKING & BROKERAGE -- 0.5%
     The Bear Stearns
      Companies, Inc.(1) .......................          1,300       211,614
                                                                  -----------

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- EQUITY FUNDS / LARGE-CAP VALUE FUND
-------------------------------------------------------
   INVESTMENTS / DECEMBER 31, 2006 (UNAUDITED) -- CONTINUED

--------------------------------------------------------------------------------

                                                                     VALUE
                                                       SHARES      (NOTE 2)
                                                     ----------   -----------
    LIFE & HEALTH INSURANCE -- 4.6%
     Conseco, Inc.* ............................         31,600   $   631,368
     Lincoln National Corp. ....................          9,070       602,248
     MetLife, Inc.(1) ..........................         12,100       714,021
                                                                  -----------
                                                                    1,947,637
                                                                  -----------
    MULTI-LINE INSURANCE -- 3.7%
     American International
      Group, Inc.(1) ...........................          2,700       193,482
     Assurant, Inc.(1) .........................          3,500       193,375
     Hartford Financial
      Services Group, Inc.(1) ..................          8,300       774,473
     Loews Corp. ...............................          9,600       398,112
                                                                  -----------
                                                                    1,559,442
                                                                  -----------
    MULTI-SECTOR HOLDINGS -- 0.8%
     Leucadia National Corp. ...................         11,600       327,120
                                                                  -----------
    PROPERTY & CASUALTY INSURANCE -- 4.2%
     Alleghany Corp.* ..........................          1,600       581,760
     Chubb Corp. ...............................          3,400       179,894
     CNA Financial Corp.* ......................          3,800       153,216
     Fidelity National
      Financial, Inc.*(1) ......................         28,701       685,380
     The St. Paul Cos., Inc. ...................          2,800       150,332
                                                                  -----------
                                                                    1,750,582
                                                                  -----------
    REAL ESTATE INVESTMENT TRUSTS -- 2.6%
     AMB Property Corp. ........................         10,300       603,683
     Archstone-Smith Trust .....................          2,200       128,062
     Avalon Bay Communities, Inc. ..............          2,900       377,145
                                                                  -----------
                                                                    1,108,890
                                                                  -----------
    THRIFTS & MORTGAGE FINANCE -- 2.6%
     Indymac Mortgage Holdings, Inc.(1) ........          4,000       180,640
     Washington Mutual, Inc.(1) ................         19,589       891,104
                                                                  -----------
                                                                    1,071,744
                                                                  -----------
    TOTAL FINANCIALS ..........................................    14,457,421
                                                                  -----------
  HEALTH CARE -- 6.1%
    MANAGED HEALTH CARE -- 2.4%
     CIGNA Corp. ...............................          4,200       552,594
     Health Net, Inc.* .........................          5,600       272,496
     Sierra Health Services, Inc.* .............          5,200       187,408
                                                                  -----------
                                                                    1,012,498
                                                                  -----------

                                                                     VALUE
                                                       SHARES      (NOTE 2)
                                                     ----------   -----------
    PHARMACEUTICALS -- 3.7%
     Abbott Laboratories(1) ....................          5,062   $   246,570
     Bristol-Myers Squibb Co. ..................          5,100       134,232
     Merck & Co., Inc. .........................          3,800       165,680
     Pfizer, Inc. ..............................         28,800       745,920
     Wyeth .....................................          5,000       254,600
                                                                  -----------
                                                                    1,547,002
                                                                  -----------
    TOTAL HEALTH CARE .........................................     2,559,500
                                                                  -----------
  INDUSTRIALS -- 6.7%
    AEROSPACE & DEFENSE -- 0.8%
     Precision Castparts Corp. .................          4,100       320,948
                                                                  -----------
    AIRLINES -- 1.8%
     AMR Corp.*(1) .............................         25,800       779,934
                                                                  -----------
    CONSTRUCTION & ENGINEERING -- 0.6%
     The Shaw Group, Inc.* .....................          7,000       234,500
                                                                  -----------
    ELECTRICAL COMPONENTS & EQUIPMENT -- 1.5%
     Emerson Electric Co. ......................         14,200       626,078
                                                                  -----------
    RAILROADS -- 1.0%
     CSX Corp. .................................          3,102       106,802
     Norfolk Southern Corp. ....................          6,200       311,798
                                                                  -----------
                                                                      418,600
                                                                  -----------
    TRADING COMPANIES & DISTRIBUTORS -- 1.0%
     United Rentals, Inc.* .....................         17,200       437,396
                                                                  -----------
    TOTAL INDUSTRIALS .........................................     2,817,456
                                                                  -----------
  INFORMATION TECHNOLOGY -- 4.1%
    COMMUNICATIONS EQUIPMENT -- 0.6%
     Motorola, Inc. ............................         11,400       234,384
                                                                  -----------
    COMPUTER HARDWARE -- 1.7%
     Hewlett-Packard Co. .......................         17,400       716,706
                                                                  -----------
    DATA PROCESSING & OUTSOURCED SERVICES -- 1.4%
     Computer Sciences Corp.* ..................          8,200       437,634
     Fidelity National Information
      Services, Inc. ...........................          3,499       140,275
                                                                  -----------
                                                                      577,909
                                                                  -----------
    SEMICONDUCTORS -- 0.4%
     Micron Technology, Inc.* ..................         13,400       187,064
                                                                  -----------
    TOTAL INFORMATION TECHNOLOGY ..............................     1,716,063
                                                                  -----------

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- EQUITY FUNDS / LARGE-CAP VALUE FUND
-------------------------------------------------------
   INVESTMENTS / DECEMBER 31, 2006 (UNAUDITED) -- CONTINUED

--------------------------------------------------------------------------------

                                                                     VALUE
                                                       SHARES      (NOTE 2)
                                                     ----------   -----------
  MATERIALS -- 6.1%
    ALUMINUM -- 0.6%
     Alcoa, Inc. ...............................          7,800   $   234,078
                                                                  -----------
    COMMODITY CHEMICALS -- 1.3%
     Westlake Chemical Corp.(1) ................         17,500       549,150
                                                                  -----------
    CONSTRUCTION MATERIALS -- 0.4%
     Vulcan Materials Co. ......................          1,900       170,753
                                                                  -----------
    DIVERSIFIED CHEMICALS -- 1.7%
     Ashland, Inc. .............................          6,300       435,834
     Dow Chemical Co. ..........................          6,700       267,598
                                                                  -----------
                                                                      703,432
                                                                  -----------
    INDUSTRIAL GASES -- 0.3%
     Airgas, Inc. ..............................          3,200       129,664
                                                                  -----------
    PAPER PACKAGING -- 0.4%
     Temple-Inland, Inc. .......................          3,800       174,914
                                                                  -----------
    STEEL -- 1.4%
     Nucor Corp. ...............................          7,500       409,950
     Steel Dynamics, Inc. ......................          5,900       191,455
                                                                  -----------
                                                                      601,405
                                                                  -----------
    TOTAL MATERIALS ...........................................     2,563,396
                                                                  -----------
  TELECOMMUNICATION SERVICES -- 7.0%
    INTEGRATED TELECOMMUNICATION SERVICES -- 3.5%
     BellSouth Corp. ...........................          8,000       376,880
     Citizens Communications Co. ...............         25,600       367,872
     Verizon Communications, Inc.(1) ...........         19,700       733,628
                                                                  -----------
                                                                    1,478,380
                                                                  -----------
    WIRELESS TELECOMMUNICATION SERVICES -- 3.5%
     Telephone & Data Systems, Inc. ............         13,500       733,455
     United States Cellular Corp.* .............         10,300       716,777
                                                                  -----------
                                                                    1,450,232
                                                                  -----------
    TOTAL TELECOMMUNICATION SERVICES ..........................     2,928,612
                                                                  -----------
  UTILITIES -- 6.9%
    ELECTRIC UTILITIES -- 3.6%
     PPL Corp. .................................          8,400       301,056
     Sierra Pacific Resources Corp.* ...........         32,700       550,341
     The Southern Co. ..........................         18,000       663,480
                                                                  -----------
                                                                    1,514,877
                                                                  -----------

                                                      SHARES/
                                                     PRINCIPAL       VALUE
                                                      AMOUNT       (NOTE 2)
                                                     ----------   -----------
    INDEPENDENT POWER PRODUCERS & ENERGY TRADERS -- 0.7%
     Duke Energy Corp. .........................          7,700   $   255,717
     Dynegy, Inc.* .............................          4,881        35,338
                                                                  -----------
                                                                      291,055
                                                                  -----------
    MULTI-UTILITIES -- 2.6%
     Ameren Corp.(1) ...........................          3,700       198,801
     CenterPoint Energy, Inc.(1) ...............         36,100       598,538
     DTE Energy Co. ............................          6,500       314,665
                                                                  -----------
                                                                    1,112,004
                                                                  -----------
    TOTAL UTILITIES ...........................................     2,917,936
                                                                  -----------
    TOTAL COMMON STOCK
     (COST $34,160,978) .......................................    41,943,072
                                                                  -----------

SHORT-TERM INVESTMENTS -- 0.1%
     BlackRock Liquidity Funds
      TempCash Portfolio -
      Institutional Series .....................         30,151        30,151
     BlackRock Liquidity Funds
      TempFund Portfolio -
      Institutional Series .....................         30,150        30,150
                                                                  -----------
    TOTAL SHORT-TERM INVESTMENTS
      (COST $60,301) ..........................................        60,301
                                                                  -----------
   TOTAL INVESTMENTS -- 100.0%
      (COST $34,221,279)+ .....................................   $42,003,373 2
                                                                  ===========

SHORT-TERM INVESTMENTS
HELD AS COLLATERAL FOR
LOANED SECURITIES
  CERTIFICATE OF DEPOSIT
     CIBC Yankee, 5.32%, 01/29/07 ..............     $  192,893       192,893
                                                                  -----------
    TOTAL CERTIFICATE OF DEPOSIT ..............................       192,893
                                                                  -----------
  FLOATING RATE COMMERCIAL PAPER
     Bear Stearns, 4.75%, 01/02/07 .............        187,156       187,156
     Bear Stearns, 5.38%, 01/02/07 .............        349,567       349,567
     Morgan Stanley,
      5.37%, 01/02/07 ..........................        583,539       583,539
     Morgan Stanley,
      5.37%, 01/02/07 ..........................        257,280       257,280
                                                                  -----------
    TOTAL FLOATING RATE COMMERCIAL PAPER ......................     1,377,542
                                                                  -----------

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- EQUITY FUNDS / LARGE-CAP VALUE FUND
-------------------------------------------------------
   INVESTMENTS / DECEMBER 31, 2006 (UNAUDITED) -- CONTINUED

--------------------------------------------------------------------------------

                                                     PRINCIPAL
                                                      AMOUNT/        VALUE
                                                       SHARES      (NOTE 2)
                                                     ----------   -----------
  FLOATING RATE NOTE
     Cullinan Finance Corp.,
      5.32%, 01/22/07 ..........................     $1,569,871   $ 1,569,871
     Sedna Finance,
      5.29%, 01/25/07 ..........................        185,256       185,256
                                                                  -----------
    TOTAL FLOATING RATE NOTE ..................................     1,755,127
                                                                  -----------
  INSTITUTIONAL MONEY MARKET TRUST
     Institutional Money Market
      Trust ....................................      3,613,250     3,613,250
                                                                  -----------
    TOTAL INSTITUTIONAL MONEY MARKET TRUST ....................     3,613,250
                                                                  -----------
  MASTER NOTE
     Citigroup, 5.38%, 01/02/07 ................        558,370       558,370
                                                                  -----------
    TOTAL MASTER NOTE .........................................       558,370
                                                                  -----------
  TIME DEPOSIT
     Dexia, 5.32%, 01/02/07 ....................      1,234,156     1,234,156
                                                                  -----------
    TOTAL TIME DEPOSIT ........................................     1,234,156
                                                                  -----------
    TOTAL SHORT-TERM INVESTMENTS HELD
     AS COLLATERAL FOR LOANED SECURITIES
     (COST $8,731,338)(4) .....................................   $ 8,731,338(3)
                                                                  ===========

________________

*     Non-income producing security.

+ The cost for Federal income tax purposes is $34,298,676. At December 31, 2006, net unrealized appreciation was $7,704,697. This consisted of aggregate gross unrealized appreciation for all securities for which there was an excess of market value over tax cost of $8,125,368, and aggregate gross unrealized depreciation for all securities for which there was an excess of tax cost over market value of $420,671.

(1)   Security partially or fully on loan.

(2) At December 31, 2006, the market value of securities on loan for the Large-Cap Value Fund was $8,387,894.

(3) The investments held as collateral on loaned securities represented 20.8% of the net assets of the Large-Cap Value Fund.

(4)   Cost for Federal income tax purposes.

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- EQUITY FUNDS / MID-CAP CORE FUND
----------------------------------------------------
   INVESTMENTS / DECEMBER 31, 2006 (UNAUDITED)

   (Showing Percentage of Total Investments)
--------------------------------------------------------------------------------

                                                                     VALUE
                                                       SHARES      (NOTE 2)
                                                     ----------   -----------
COMMON STOCK -- 99.7%
  CONSUMER DISCRETIONARY -- 15.8%
    APPAREL RETAIL -- 0.6%
     Bebe Stores, Inc. .........................          1,310   $    25,925
                                                                  -----------
    APPAREL, ACCESSORIES & LUXURY GOODS -- 0.9%
     Polo Ralph Lauren
      Corp. - Class A ..........................            480        37,277
                                                                  -----------
    AUTO PARTS & EQUIPMENT -- 2.8%
     TRW Automotive
      Holdings Corp.* ..........................          4,450       115,121
                                                                  -----------
    AUTOMOBILE MANUFACTURERS -- 1.1%
     Ford Motor Co. ............................          6,025        45,248
                                                                  -----------
    AUTOMOTIVE RETAIL -- 0.8%
     Advance Auto Parts, Inc. ..................            850        30,226
                                                                  -----------
    BROADCASTING & CABLE TV -- 0.9%
     The E.W. Scripps Co. ......................            750        37,455
                                                                  -----------
    CASINOS & GAMING -- 0.4%
     Harrah's Entertainment, Inc. ..............            175        14,476
                                                                  -----------
    DEPARTMENT STORES -- 2.4%
     Dillard's, Inc. - Class A .................          1,900        66,443
     Nordstrom, Inc. ...........................            665        32,811
                                                                  -----------
                                                                       99,254
                                                                  -----------
    HOMEFURNISHING RETAIL -- 0.6%
     Tempur Pedic
      International, Inc.* .....................          1,135        23,222
                                                                  -----------
    HOTELS, RESORTS & CRUISE LINES -- 1.0%
     Liberty Global, Inc.* .....................            750        21,863
     Starwood Hotels & Resorts
      Worldwide, Inc. ..........................            300        18,750
                                                                  -----------
                                                                       40,613
                                                                  -----------
    HOUSEWARES & SPECIALTIES -- 0.4%
     Fortune Brands, Inc. ......................            200        17,078
                                                                  -----------
    RESTAURANTS -- 1.0%
     Brinker International, Inc. ...............            440        13,271
     Wendy's International, Inc. ...............            825        27,299
                                                                  -----------
                                                                       40,570
                                                                  -----------

                                                                     VALUE
                                                       SHARES      (NOTE 2)
                                                     ----------   -----------
    SPECIALTY STORES -- 1.1%
     Claire's Stores, Inc. .....................            420   $    13,919
     Office Depot, Inc.* .......................            785        29,963
                                                                  -----------
                                                                       43,882
                                                                  -----------
    TIRES & RUBBER -- 1.8%
     The Goodyear Tire &
      Rubber Co.* ..............................          3,575        75,039
                                                                  -----------
    TOTAL CONSUMER DISCRETIONARY ..............................       645,386
                                                                  -----------
  CONSUMER STAPLES -- 5.4%
    AGRICULTURAL PRODUCTS -- 0.8%
     Archer-Daniels Midland Co. ................          1,025        32,759
                                                                  -----------
    FOOD RETAIL -- 1.7%
     Kroger Co. ................................          1,165        26,877
     Safeway, Inc. .............................          1,270        43,891
                                                                  -----------
                                                                       70,768
                                                                  -----------
    HOUSEHOLD PRODUCTS -- 1.0%
     Energizer Holdings, Inc.* .................            430        30,526
     The Clorox Co. ............................            150         9,622
                                                                  -----------
                                                                       40,148
                                                                  -----------
    PACKAGED FOODS & MEATS -- 0.6%
     ConAgra Foods, Inc. .......................            400        10,800
     Dean Foods Co.* ...........................            345        14,587
                                                                  -----------
                                                                       25,387
                                                                  -----------
    SOFT DRINKS -- 0.9%
     Coca-Cola Enterprises, Inc. ...............            800        16,336
     Pepsi Bottling Group, Inc. ................            640        19,782
                                                                  -----------
                                                                       36,118
                                                                  -----------
    TOBACCO -- 0.4%
     UST, Inc. .................................            300        17,460
                                                                  -----------
    TOTAL CONSUMER STAPLES ....................................       222,640
                                                                  -----------
  ENERGY -- 4.1%
    OIL & GAS EQUIPMENT & SERVICES -- 0.9%
     BJ Services Co. ...........................            405        11,874
     FMC Technologies, Inc.* ...................            395        24,344
                                                                  -----------
                                                                       36,218
                                                                  -----------

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- EQUITY FUNDS / MID-CAP CORE FUND
----------------------------------------------------
   INVESTMENTS / DECEMBER 31, 2006 (UNAUDITED) -- CONTINUED

--------------------------------------------------------------------------------

                                                                     VALUE
                                                       SHARES      (NOTE 2)
                                                     ----------   -----------
    OIL & GAS EXPLORATION & PRODUCTION -- 1.9%
     Cheniere Energy, Inc.* ....................          1,275   $    36,809
     Newfield Exploration Co.* .................            330        15,164
     XTO Energy, Inc. ..........................            525        24,701
                                                                  -----------
                                                                       76,674
                                                                  -----------
    OIL & GAS REFINING & MARKETING -- 1.3%
     Frontier Oil Corp. ........................          1,275        36,644
     Holly Corp. ...............................            350        17,990
                                                                  -----------
                                                                       54,634
                                                                  -----------
    TOTAL ENERGY ..............................................       167,526
                                                                  -----------
  FINANCIALS -- 22.8%
    ASSET MANAGEMENT & CUSTODY BANKS -- 2.8%
     Affiliated Managers
      Group, Inc.* .............................            210        22,077
     Allied Capital Corp. ......................            635        20,752
     American Capital
      Strategies, Ltd. .........................          1,010        46,722
     SEI Investments Co. .......................            430        25,611
                                                                  -----------
                                                                      115,162
                                                                  -----------
    LIFE & HEALTH INSURANCE -- 0.9%
     Nationwide Financial
      Services, Inc. ...........................            400        21,680
     UnumProvident Corp. .......................            695        14,442
                                                                  -----------
                                                                       36,122
                                                                  -----------
    MULTI-LINE INSURANCE -- 3.4%
     American Financial Group, Inc. ............            675        24,239
     Assurant, Inc. ............................          1,360        75,140
     Unitrin, Inc. .............................            805        40,339
                                                                  -----------
                                                                      139,718
                                                                  -----------
    PROPERTY & CASUALTY INSURANCE -- 3.2%
     Alleghany Corp.* ..........................             50        18,180
     Ambac Financial Group, Inc. ...............            150        13,361
     CNA Financial Corp.* ......................            760        30,643
     Fidelity National
      Financial, Inc.* .........................          2,325        55,521
     Wesco Financial Corp. .....................             30        13,800
                                                                  -----------
                                                                      131,505
                                                                  -----------

                                                                     VALUE
                                                       SHARES      (NOTE 2)
                                                     ----------   -----------
    REAL ESTATE INVESTMENT TRUSTS -- 6.2%
     AMB Property Corp. ........................          1,125   $    65,936
     Developers Diversified
      Realty Corp. .............................            335        21,088
     Equity Office Properties Trust ............            300        14,451
     Host Marriott Corp. .......................          3,440        84,452
     Vornado Realty Trust ......................            345        41,917
     Weingarten Realty, Inc. ...................            550        25,361
                                                                  -----------
                                                                      253,205
                                                                  -----------
    REAL ESTATE MANAGEMENT & DEVELOPMENT -- 2.7%
     CB Richard Ellis Group, Inc.* .............          3,285       109,062
                                                                  -----------
    REGIONAL BANKS -- 1.8%
     Bok Financial Corp.* ......................            515        28,315
     Compass Bancshares, Inc. ..................            495        29,527
     Valley National Bancorp ...................            661        17,523
                                                                  -----------
                                                                       75,365
                                                                  -----------
    THRIFTS & MORTGAGE FINANCE -- 1.8%
     Indymac Mortgage
      Holdings, Inc. ...........................            540        24,386
     MGIC Investment Corp. .....................            405        25,329
     Sovereign Bancorp, Inc. ...................            851        21,607
                                                                  -----------
                                                                       71,322
                                                                  -----------
    TOTAL FINANCIALS ..........................................       931,461
                                                                  -----------
  HEALTH CARE -- 10.5%
    BIOTECHNOLOGY -- 2.0%
     Applera Corporation - Applied
      Biosystems Group .........................          2,035        74,664
     Celgene Corp.* ............................            125         7,191
                                                                  -----------
                                                                       81,855
                                                                  -----------
    HEALTH CARE DISTRIBUTORS -- 0.9%
     AmerisourceBergen Corp. ...................            650        29,224
     McKesson Corp. ............................            140         7,098
                                                                  -----------
                                                                       36,322
                                                                  -----------
    HEALTH CARE EQUIPMENT -- 2.4%
     Dade Behring Holdings, Inc. ...............          1,350        53,743
     Hospira, Inc.* ............................            675        22,667
     Thermo Electron Corp.* ....................            515        23,324
                                                                  -----------
                                                                       99,734
                                                                  -----------

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- EQUITY FUNDS / MID-CAP CORE FUND
----------------------------------------------------
   INVESTMENTS / DECEMBER 31, 2006 (UNAUDITED) -- CONTINUED

--------------------------------------------------------------------------------

                                                                     VALUE
                                                       SHARES      (NOTE 2)
                                                     ----------   -----------
    HEALTH CARE SERVICES -- 1.2%
     Covance, Inc.* ............................            510   $    30,044
     Express Scripts, Inc. - Class A* ..........            290        20,764
                                                                  -----------
                                                                       50,808
                                                                  -----------
    MANAGED HEALTH CARE -- 4.0%
     CIGNA Corp. ...............................            460        60,522
     Humana, Inc.* .............................            630        34,846
     Sierra Health Services, Inc.* .............            250         9,010
     Wellcare Health Plans, Inc.* ..............            850        58,565
                                                                  -----------
                                                                      162,943
                                                                  -----------
    TOTAL HEALTH CARE .........................................       431,662
                                                                  -----------
  INDUSTRIALS -- 11.0%
    AEROSPACE & DEFENSE -- 2.3%
     Precision Castparts Corp. .................          1,200        93,936
                                                                  -----------
    AIRLINES -- 2.0%
     AMR Corp.* ................................          1,200        36,276
     Continental Airlines, Inc. -
      Class B* .................................          1,100        45,375
                                                                  -----------
                                                                       81,651
                                                                  -----------
    DIVERSIFIED COMMERCIAL & PROFESSIONAL SERVICES -- 1.9%
     The Brink's Co. ...........................          1,225        78,302
                                                                  -----------
    INDUSTRIAL MACHINERY -- 0.2%
     SPX Corp. .................................            125         7,645
                                                                  -----------
    OFFICE SERVICES & SUPPLIES -- 4.1%
     Pitney Bowes, Inc. ........................          2,425       112,011
     Steelcase, Inc. ...........................          3,100        56,296
                                                                  -----------
                                                                      168,307
                                                                  -----------
    TRADING COMPANIES & DISTRIBUTORS -- 0.5%
     United Rentals, Inc.* .....................            850        21,615
                                                                  -----------
    TOTAL INDUSTRIALS .........................................       451,456
                                                                  -----------
  INFORMATION TECHNOLOGY -- 7.7%
    APPLICATION SOFTWARE -- 1.7%
     Compuware Corp.* ..........................          2,210        18,409
     Intuit, Inc.* .............................          1,705        52,020
                                                                  -----------
                                                                       70,429
                                                                  -----------
    COMMUNICATIONS EQUIPMENT -- 0.5%
     Avaya, Inc.* ..............................          1,455        20,341
                                                                  -----------

                                                                     VALUE
                                                       SHARES      (NOTE 2)
                                                     ----------   -----------
    COMPUTER HARDWARE -- 0.8%
     NCR Corp.* ................................            765   $    32,711
                                                                  -----------
    ELECTRONIC EQUIPMENT MANUFACTURERS -- 1.7%
     Agilent Technologies, Inc.* ...............          1,985        69,177
                                                                  -----------
    ELECTRONIC MANUFACTURING SERVICES -- 0.6%
     Trimble Navigation, Ltd.* .................            465        23,590
                                                                  -----------
    HOME ENTERTAINMENT SOFTWARE -- 0.5%
     Activision, Inc.* .........................          1,205        20,774
                                                                  -----------
    INTERNET SOFTWARE & SERVICES -- 0.3%
     Akamai Technologies, Inc.* ................            225        11,952
                                                                  -----------
    IT CONSULTING & OTHER SERVICES -- 0.5%
     Cognizant Technology
      Solutions Corp.* .........................            265        20,447
                                                                  -----------
    SEMICONDUCTORS -- 0.5%
     Micron Technology, Inc.* ..................          1,385        19,335
                                                                  -----------
    SYSTEMS SOFTWARE -- 0.6%
     Novell, Inc.* .............................          4,225        26,195
                                                                  -----------
    TOTAL INFORMATION TECHNOLOGY ..............................       314,951
                                                                  -----------
  MATERIALS -- 9.4%
    COMMODITY CHEMICALS -- 2.5%
     Westlake Chemical Corp. ...................          3,250       101,985
                                                                  -----------
    CONSTRUCTION MATERIALS -- 1.5%
     Vulcan Materials Co. ......................            700        62,909
                                                                  -----------
    DIVERSIFIED CHEMICALS -- 2.1%
     Ashland, Inc. .............................            895        61,916
     FMC Corp. .................................            315        24,113
                                                                  -----------
                                                                       86,029
                                                                  -----------
    METAL & GLASS CONTAINERS -- 1.1%
     Crown Holdings, Inc.* .....................          2,125        44,455
                                                                  -----------
    METALS & MINING -- 0.4%
     Southern Copper Corp. .....................            300        16,167
                                                                  -----------
    PAPER PACKAGING -- 0.8%
     Temple-Inland, Inc. .......................            700        32,221
                                                                  -----------
    SPECIALTY CHEMICALS -- 0.5%
     Valhi, Inc. ...............................            750        19,485
                                                                  -----------
    STEEL -- 0.5%
     Allegheny Technologies, Inc. ..............            250        22,670
                                                                  -----------
    TOTAL MATERIALS ...........................................       385,921
                                                                  -----------

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- EQUITY FUNDS / MID-CAP CORE FUND
----------------------------------------------------
   INVESTMENTS / DECEMBER 31, 2006 (UNAUDITED) -- CONTINUED
--------------------------------------------------------------------------------

                                                                     VALUE
                                                       SHARES      (NOTE 2)
                                                     ----------   -----------
  TELECOMMUNICATION SERVICES -- 2.6%
    INTEGRATED TELECOMMUNICATION SERVICES -- 2.0%
     Citizens Communications Co. ...............          4,400   $    63,228
     NTL, Inc. .................................            837        21,126
                                                                  -----------
                                                                       84,354
                                                                  -----------
    WIRELESS TELECOMMUNICATION SERVICES -- 0.6%
     Crown Castle
      International Corp.* .....................            730        23,579
                                                                  -----------
    TOTAL TELECOMMUNICATION SERVICES ..........................       107,933
                                                                  -----------
  UTILITIES -- 10.4%
    ELECTRIC UTILITIES -- 6.6%
     Allegheny Energy, Inc.* ...................            780        35,810
     Edison International Co. ..................            645        29,335
     Progress Energy, Inc. .....................          2,200       107,976
     Reliant Energy, Inc.* .....................          2,155        30,622
     Sierra Pacific Resources Corp.* ...........          3,975        66,899
                                                                  -----------
                                                                      270,642
                                                                  -----------
    GAS UTILITIES -- 1.2%
     ONEOK, Inc. ...............................            540        23,285
     Questar Corp. .............................            300        24,915
                                                                  -----------
                                                                       48,200
                                                                  -----------
    INDEPENDENT POWER PRODUCERS & ENERGY TRADERS -- 2.1%
     AES Corp.* ................................          3,875        85,405
                                                                  -----------
    MULTI-UTILITIES -- 0.5%
     PG&E Corp. ................................            435        20,589
                                                                  -----------
    TOTAL UTILITIES ...........................................       424,836
                                                                  -----------
    TOTAL COMMON STOCK
      (COST $3,492,657) .......................................     4,083,772
                                                                  -----------

                                                                     VALUE
                                                       SHARES      (NOTE 2)
                                                     ----------   -----------
SHORT-TERM INVESTMENTS -- 0.3%
     BlackRock Liquidity Funds
      TempCash Portfolio -
      Institutional Series .....................          5,291   $     5,291
     BlackRock Liquidity Funds
      TempFund Portfolio -
      Institutional Series .....................          5,291         5,291
                                                                  -----------
    TOTAL SHORT-TERM INVESTMENTS
      (COST $10,582) ..........................................        10,582
                                                                  -----------
   TOTAL INVESTMENTS -- 100.0%
      (COST $3,503,239)+ ......................................   $ 4,094,354
                                                                  ===========

_____________

*     Non-income producing security.

+ The cost for Federal income tax purposes is $3,509,584. At December 31, 2006, net unrealized appreciation was $584,770. This consisted of aggregate gross unrealized appreciation for all securities for which there was an excess of market value over tax cost of $612,649, and aggregate gross unrealized depreciation for all securities for which there was an excess of tax cost over market value of $27,879.

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- EQUITY FUNDS / SMALL-CAP CORE FUND
------------------------------------------------------
   INVESTMENTS / DECEMBER 31, 2006 (UNAUDITED)

   (Showing Percentage of Total Investments)
--------------------------------------------------------------------------------

                                                                     VALUE
                                                       SHARES      (NOTE 2)
                                                     ----------   -----------
COMMON STOCK -- 98.0%
  CONSUMER DISCRETIONARY -- 15.2%
    APPAREL RETAIL -- 3.3%
     Citi Trends, Inc.* ........................          2,260   $    89,586
     Payless ShoeSource, Inc.* .................          1,900        62,358
     Stage Stores, Inc. ........................          6,925       210,451
     The Men's Wearhouse, Inc. .................          3,810       145,771
     Tween Brands, Inc.*(1) ....................         13,068       521,805
     Urban Outfitters, Inc.* ...................          8,040       185,161
     Wetseal, Incorporated -
      Class A* .................................         13,500        90,045
                                                                  -----------
                                                                    1,305,177
                                                                  -----------
    APPAREL, ACCESSORIES & LUXURY GOODS -- 2.1%
     Oxford Industries, Inc. ...................          6,700       332,655
     Quiksilver, Inc.*(1) ......................         26,600       418,950
     Unifirst Corp. ............................          1,400        53,774
                                                                  -----------
                                                                      805,379
                                                                  -----------
    AUTO PARTS & EQUIPMENT -- 0.4%
     Tenneco, Inc.* ............................          5,954       147,183
     Visteon Corp.* ............................          3,200        27,136
                                                                  -----------
                                                                      174,319
                                                                  -----------
    AUTOMOBILE MANUFACTURERS -- 0.0%
     Fleetwood Enterprises, Inc.* ..............          2,200        17,402
                                                                  -----------
    AUTOMOTIVE RETAIL -- 0.5%
     America's Car-Mart, Inc.* .................          3,500        41,510
     United Auto Group, Inc. ...................          7,068       166,593
                                                                  -----------
                                                                      208,103
                                                                  -----------
    CATALOG RETAIL -- 0.5%
     Insight Enterprises, Inc.* ................         10,880       205,305
                                                                  -----------
    DEPARTMENT STORES -- 0.2%
     Bon-Ton Stores, Inc. ......................          1,200        41,580
     Retail Ventures, Inc.* ....................          2,000        38,080
                                                                  -----------
                                                                       79,660
                                                                  -----------
    EDUCATION SERVICES -- 0.9%
     Laureate Education, Inc.* .................          6,940       337,492
                                                                  -----------
    GENERAL MERCHANDISE STORES -- 0.2%
     Big Lots, Inc.* ...........................          2,800        64,176
                                                                  -----------

                                                                     VALUE
                                                       SHARES      (NOTE 2)
                                                     ----------   -----------
    HOMEFURNISHING RETAIL -- 0.5%
     Aaron Rents, Inc. .........................          5,300   $   152,534
     Rent-A-Center, Inc.* ......................          1,800        53,118
                                                                  -----------
                                                                      205,652
                                                                  -----------
    INTERNET RETAIL -- 0.7%
     Nutri System, Inc.* .......................          4,360       276,380
                                                                  -----------
    LEISURE FACILITIES -- 0.3%
     Vail Resorts, Inc.* .......................          2,200        98,604
                                                                  -----------
    LEISURE PRODUCTS -- 1.0%
     Callaway Golf Co.(1) ......................         17,600       253,616
     MarineMax, Inc.* ..........................          5,255       136,262
                                                                  -----------
                                                                      389,878
                                                                  -----------
    MOVIES & ENTERTAINMENT -- 0.0%
     Lodgenet Entertainment Corp.* .............            400        10,012
                                                                  -----------
    PUBLISHING -- 1.1%
     Interactive Data Corp. ....................          3,736        89,814
     Journal Communications,
      Inc. - Class A ...........................         23,866       300,950
     ProQuest Co.* .............................          2,600        27,170
                                                                  -----------
                                                                      417,934
                                                                  -----------
    RESTAURANTS -- 2.7%
     AFC Enterprises, Inc.* ....................          3,000        53,010
     Applebee's International, Inc. ............         12,400       305,908
     California Pizza Kitchen, Inc.* ...........          3,910       130,242
     Domino's Pizza, Inc. ......................            600        16,800
     Luby's, Inc.* .............................          1,700        18,513
     RARE Hospitality
      International, Inc.* .....................          1,200        39,516
     Ruby Tuesday, Inc.(1) .....................         15,131       415,195
     Texas Roadhouse, Inc.* ....................          6,985        92,621
                                                                  -----------
                                                                    1,071,805
                                                                  -----------
    SPECIALIZED CONSUMER SERVICES -- 0.2%
     CPI Corp. .................................            400        18,596
     Regis Corp. ...............................          1,200        47,448
                                                                  -----------
                                                                       66,044
                                                                  -----------
    SPECIALTY STORES -- 0.6%
     Build-A-Bear-Workshop, Inc.* ..............          8,590       240,692
                                                                  -----------
    TOTAL CONSUMER DISCRETIONARY ..............................     5,974,014
                                                                  -----------

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- EQUITY FUNDS / SMALL-CAP CORE FUND
------------------------------------------------------
   INVESTMENTS / DECEMBER 31, 2006 (UNAUDITED) -- CONTINUED

--------------------------------------------------------------------------------

                                                                     VALUE
                                                       SHARES      (NOTE 2)
                                                     ----------   -----------
  CONSUMER STAPLES -- 4.7%
    AGRICULTURAL PRODUCTS -- 0.6%
     Andersons, Inc. ...........................          4,745   $   201,140
     Corn Products International, Inc. .........          1,100        37,994
                                                                  -----------
                                                                      239,134
                                                                  -----------
    FOOD DISTRIBUTORS -- 0.7%
     Performance Food Group Co.*  ..............          8,700       240,468
     Spartan Stores, Inc. ......................          1,800        37,674
                                                                  -----------
                                                                      278,142
                                                                  -----------
    FOOD RETAIL -- 0.3%
     Great Atlantic & Pacific
      Tea Co., Inc. ............................          1,300        33,462
     Ingles Markets, Inc. - Class A ............          1,800        53,622
     The Pantry, Inc.* .........................            700        32,788
                                                                  -----------
                                                                      119,872
                                                                  -----------
    HOUSEHOLD PRODUCTS -- 0.2%
     Central Garden & Pet Co.* .................          1,230        59,557
                                                                  -----------
    PACKAGED FOODS & MEATS -- 1.3%
     Chiquita Brands
      International, Inc. ......................          1,400        22,358
     Imperial Sugar Co. ........................          2,100        50,841
     J&J Snack Foods Corp. .....................          1,000        41,400
     Lance, Inc. ...............................         12,900       259,032
     Ralcorp Holdings, Inc.* ...................          3,011       153,230
                                                                  -----------
                                                                      526,861
                                                                  -----------
    PERSONAL PRODUCTS -- 1.6%
     Herbalife, Ltd.* ..........................          7,460       299,594
     Playtex Products, Inc.* ...................         22,050       317,299
                                                                  -----------
                                                                      616,893
                                                                  -----------
    TOTAL CONSUMER STAPLES ....................................     1,840,459
                                                                  -----------
  ENERGY -- 3.6%
    COAL & CONSUMABLE FUELS -- 0.1%
     USEC, Inc.* ...............................          2,500        31,800
                                                                  -----------
    OIL & GAS DRILLING -- 0.8%
     Pride International, Inc.* ................         10,135       304,151
                                                                  -----------
    OIL & GAS EQUIPMENT & SERVICES -- 1.1%
     Hercules Offshore, Inc.* ..................          3,300        95,370
     Lufkin Industries, Inc. ...................            800        46,464
     Superior Energy Services, Inc.* ...........          6,215       203,106
                                                                  -----------

                                                                     VALUE
                                                       SHARES      (NOTE 2)
                                                     ----------   -----------
    OIL & GAS EQUIPMENT & SERVICES -- (CONTINUED)
     Universal Compression
      Holdings, Inc.* ..........................          1,625   $   100,929
                                                                  -----------
                                                                      445,869
                                                                  -----------
    OIL & GAS EXPLORATION & PRODUCTION -- 1.5%
     ATP Oil & Gas Co.* ........................            600        23,742
     Energy Partners, Ltd.* ....................            800        19,536
     Petroleum Development Corp.* ..............          1,200        51,660
     Range Resources Corp. .....................         17,151       470,967
     St. Mary Land &
      Exploration Co. ..........................            800        29,472
                                                                  -----------
                                                                      595,377
                                                                  -----------
    OIL & GAS REFINING & MARKETING -- 0.1%
     World Fuel Services Corp. .................            800        35,568
                                                                  -----------
    TOTAL ENERGY ..............................................     1,412,765
                                                                  -----------
  FINANCIALS -- 12.1%
    ASSET MANAGEMENT & CUSTODY BANKS -- 1.7%
     Affiliated Managers
      Group, Inc.* .............................          3,920       412,109
     Investors Financial
      Services Corp. ...........................          6,200       264,554
                                                                  -----------
                                                                      676,663
                                                                  -----------
    COMMERCIAL BANKS -- 0.7%
     Placer Sierra Bancshares ..................         11,000       261,470
                                                                  -----------
    CONSUMER FINANCE -- 0.3%
     QC Holdings, Inc.* ........................          4,700        75,012
     World Acceptance Corp.* ...................            800        37,560
                                                                  -----------
                                                                      112,572
                                                                  -----------
    INVESTMENT BANKING & BROKERAGE -- 0.8%
     Knight Capital Group,
      Inc. - Class A* ..........................          2,700        51,759
     Stifel Financial Corp.* ...................          6,500       254,995
                                                                  -----------
                                                                      306,754
                                                                  -----------
    LIFE & HEALTH INSURANCE -- 1.3%
     American Equity Investment
      Life Holding Co. .........................         40,100       522,503
                                                                  -----------
    PROPERTY & CASUALTY INSURANCE -- 1.2%
     First Acceptance Corp.* ...................          4,500        48,240
     First American Corp. ......................          4,199       170,815

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- EQUITY FUNDS / SMALL-CAP CORE FUND
------------------------------------------------------
   INVESTMENTS / DECEMBER 31, 2006 (UNAUDITED) -- CONTINUED

--------------------------------------------------------------------------------

                                                                     VALUE
                                                       SHARES      (NOTE 2)
                                                     ----------   -----------
    PROPERTY & CASUALTY INSURANCE -- (CONTINUED)
     Midland Co. ...............................          2,467   $   103,491
     Navigators Group, Inc.* ...................          3,440       165,739
                                                                  -----------
                                                                      488,285
                                                                  -----------
    REAL ESTATE INVESTMENT TRUSTS -- 3.1%
     Alexandria Real Estate
      Equities, Inc. ...........................          1,685       169,174
     Anthracite Capital, Inc. ..................          4,800        61,104
     First Industrial ..........................          1,400        65,646
     Glimcher Realty Trust .....................          1,600        42,736
     Highland Hospitality Corp. ................         16,147       230,095
     Investors Real Estate Trust ...............          3,200        32,832
     LaSalle Hotel Properties ..................          1,620        74,277
     Lexington Realty Trust ....................            300         6,726
     Luminent Mortgage Capital, Inc. ...........          1,900        18,449
     National Retail Properties, Inc. ..........          1,500        34,425
     NewCastle Investment Corp. ................          3,300       103,356
     Omega Healthcare Investors, Inc. ..........         14,850       263,142
     Parkway Properties, Inc. ..................            900        45,909
     Pennsylvania Real Estate
      Investment Trust .........................          1,400        55,132
                                                                  -----------
                                                                    1,203,003
                                                                  -----------
    REAL ESTATE MANAGEMENT & DEVELOPMENT -- 0.1%
     Jones Lang LaSalle, Inc. ..................            300        27,651
                                                                  -----------
    REGIONAL BANKS -- 2.0%
     Capital Corp of The West ..................          7,376       236,696
     Citizens Banking Corp. ....................          1,900        50,350
     Cullen/Frost Bankers, Inc. ................          1,394        77,813
     Enterprise Financial
      Services Corp. ...........................          1,600        52,128
     FNB Corp. .................................          2,300        42,021
     Glacier Bancorp, Inc. .....................          6,043       147,691
     Heritage Commerce Corp. ...................          1,000        26,640
     S.Y. Bancorp, Inc. ........................          3,045        85,260
     Sterling Financial Corp./
      Washington ...............................          1,900        64,239
                                                                  -----------
                                                                      782,838
                                                                  -----------
    THRIFTS & MORTGAGE FINANCE -- 0.9%
     Clifton Savings Bancorp, Inc. .............          6,600        80,454
     NewAlliance Bancshares, Inc. ..............          3,000        49,200
     Webster Financial Corp. ...................          5,000       243,600
                                                                  -----------
                                                                      373,254
                                                                  -----------
    TOTAL FINANCIALS ..........................................     4,754,993
                                                                  -----------

                                                                     VALUE
                                                       SHARES      (NOTE 2)
                                                     ----------   -----------
  HEALTH CARE -- 13.1%
    BIOTECHNOLOGY -- 0.9%
     Arena Pharmaceuticals, Inc.* ..............          6,955   $    89,789
     Human Genome Sciences, Inc.* ..............          2,800        34,832
     PDL BioPharma, Inc.* ......................          6,770       136,348
     Senomyx, Inc.* ............................          6,915        89,826
                                                                  -----------
                                                                      350,795
                                                                  -----------
    HEALTH CARE DISTRIBUTORS -- 0.4%
     PSS World Medical, Inc.* ..................          7,320       142,959
                                                                  -----------
    HEALTH CARE EQUIPMENT -- 2.7%
     American Medical Systems
      Holdings, Inc.* ..........................         12,630       233,908
     Edwards Lifesciences Corp.*  ..............          6,000       282,240
     Foxhollow Technologies, Inc.* .............            800        17,264
     Hologic, Inc.* ............................          1,600        75,648
     IDEXX Laboratories, Inc.* .................          1,905       151,067
     NMT Medical, Inc.* ........................          4,895        66,229
     Palomar Medical
      Technologies, Inc.* ......................            900        45,603
     Spectranetics Corp.* ......................          5,880        66,385
     SurModics, Inc.* ..........................            800        24,896
     Thermogenesis Corp.* ......................          4,500        19,395
     Wilson Greatbatch
      Technologies, Inc.* ......................          3,600        96,912
                                                                  -----------
                                                                    1,079,547
                                                                  -----------
    HEALTH CARE FACILITIES -- 2.2%
     Five Star Quality Care, Inc.* .............         15,400       171,710
     Kindred Healthcare, Inc.* .................            700        17,675
     LCA-Vision, Inc. ..........................            900        30,924
     Medcath Corp.* ............................          2,500        68,400
     Sunrise Senior Living, Inc.* ..............          7,390       227,021
     Symbion, Inc.* ............................          3,300        61,083
     United Surgical Partners
      International, Inc.* .....................          6,135       173,927
     VCA Antech, Inc.* .........................          3,925       126,346
                                                                  -----------
                                                                      877,086
                                                                  -----------
    HEALTH CARE SERVICES -- 3.4%
     Alliance Imaging, Inc.* ...................          6,100        40,565
     Cerner Corp.* .............................          1,700        77,350
     Computer Programs and
      Systems, Inc. ............................            900        30,591
     HealthExtras, Inc.* .......................          1,700        40,970
     Healthways, Inc.* .........................            600        28,626

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- EQUITY FUNDS / SMALL-CAP CORE FUND
------------------------------------------------------
   INVESTMENTS / DECEMBER 31, 2006 (UNAUDITED) -- CONTINUED

--------------------------------------------------------------------------------

                                                                     VALUE
                                                       SHARES      (NOTE 2)
                                                     ----------   -----------
    HEALTH CARE SERVICES -- (CONTINUED)
     Inventiv Health, Inc.* ....................          5,255   $   185,764
     Matria Healthcare, Inc.* ..................          4,150       119,229
     Pediatrix Medical Group, Inc.* ............          4,700       229,830
     Per-Se Technologies, Inc.* ................          7,660       212,795
     Pharmaceutical Product
      Development, Inc. ........................          2,600        83,772
     The Advisory Board Co.* ...................          5,100       273,054
                                                                  -----------
                                                                    1,322,546
                                                                  -----------
    HEALTH CARE SUPPLIES -- 1.0%
     Gen-Probe, Inc.* ..........................          4,160       217,859
     Haemonetics Corp.* ........................          3,700       166,574
                                                                  -----------
                                                                      384,433
                                                                  -----------
    MANAGED HEALTH CARE -- 0.9%
     Healthspring, Inc.* .......................          9,900       201,465
     Sierra Health Services, Inc.* .............          4,700       169,388
                                                                  -----------
                                                                      370,853
                                                                  -----------
    PHARMACEUTICALS -- 1.6%
     Adams Respiratory
      Therapeutics* ............................          4,450       181,605
     Flamel Technologies
      S.A. ADR* ................................          5,075       151,996
     Medicis Pharmaceutical Corp. ..............          1,000        35,130
     Par Pharmaceutical Co., Inc.* .............          1,000        22,370
     Perrigo Co. ...............................          2,200        38,060
     Sciele Pharmaceutical Co.* ................          8,280       198,720
                                                                  -----------
                                                                      627,881
                                                                  -----------
    TOTAL HEALTH CARE .........................................     5,156,100
                                                                  -----------
  INDUSTRIALS -- 22.8%
    AEROSPACE & DEFENSE -- 2.3%
     AAR Corp.* ................................          5,115       149,307
     Armre Holdings, Inc.* .....................          1,245        68,288
     BE Aerospace, Inc.* .......................          2,300        59,064
     DRS Technologies, Inc. ....................          8,113       427,393
     Moog, Inc. - Class A* .....................          3,690       140,921
     Sequa Corp. - Class A* ....................            500        57,530
                                                                  -----------
                                                                      902,503
                                                                  -----------
    AIR FREIGHT & LOGISTICS -- 0.6%
     UTI Worldwide, Inc.* ......................          7,415       221,709
                                                                  -----------

                                                                     VALUE
                                                       SHARES      (NOTE 2)
                                                     ----------   -----------
    AIRLINES -- 0.1%
     Continental Airlines,
      Inc. - Class B* ..........................          1,200   $    49,500
                                                                  -----------
    ALTERNATIVE CARRIERS -- 0.3%
     Globalstar, Inc.* .........................          8,240       114,618
                                                                  -----------
    BUILDING PRODUCTS -- 0.6%
     NCI Building Systems, Inc.* ...............          4,415       228,476
                                                                  -----------
    COMMERCIAL PRINTING -- 0.1%
     M&F Worldwide Corp.* ......................          2,200        55,572
                                                                  -----------
    COMMERCIAL SERVICES & SUPPLIES -- 0.3%
     Resources Connection, Inc.* ...............          3,875       123,380
                                                                  -----------
    CONSTRUCTION & ENGINEERING -- 1.2%
     Comfort Systems USA, Inc. .................          3,100        39,184
     EMCOR Group, Inc.* ........................            400        22,740
     Granite Construction, Inc. ................          1,100        55,352
     Perini Corp.* .............................          7,090       218,230
     Washington Group
      International, Inc.* .....................            400        23,916
     Williams Scotsman
      International, Inc.* .....................          5,670       111,246
                                                                  -----------
                                                                      470,668
                                                                  -----------
    CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS -- 0.7%
     Accuride Corp.* ...........................          1,900        21,394
     Commercial Vehicle
      Group, Inc.* .............................         10,900       237,620
     Terex Corp.* ..............................            508        32,807
                                                                  -----------
                                                                      291,821
                                                                  -----------
    DIVERSIFIED COMMERCIAL & PROFESSIONAL SERVICES -- 4.1%
     G & K Services, Inc. - Class A ............          9,692       376,922
     Huron Consulting Group, Inc.* .............          3,770       170,932
     Mobile Mini, Inc.* ........................          7,030       189,388
     Pike Electric Corp.*(1) ...................         12,800       209,024
     School Specialty, Inc.* ...................         14,200       532,358
     Spherion Corp.* ...........................          3,800        28,234
     United Stationers, Inc.* ..................            900        42,021
     Viad Corp. ................................          1,400        56,840
                                                                  -----------
                                                                    1,605,719
                                                                  -----------
    ELECTRICAL COMPONENTS & EQUIPMENT -- 2.7%
     Acuity Brands, Inc. .......................            900        46,836
     Belden CDT, Inc. ..........................          1,900        74,271
     Encore Wire Corp. .........................          2,100        46,221

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- EQUITY FUNDS / SMALL-CAP CORE FUND
------------------------------------------------------
   INVESTMENTS / DECEMBER 31, 2006 (UNAUDITED) -- CONTINUED

--------------------------------------------------------------------------------

                                                                     VALUE
                                                       SHARES      (NOTE 2)
                                                     ----------   -----------
    ELECTRICAL COMPONENTS & EQUIPMENT -- (CONTINUED)
     Energy Conversion Devices, Inc.* ..........          5,920   $   201,162
     General Cable Corp.* ......................            800        34,968
     Powell Industries, Inc.* ..................          1,800        56,826
     Regal-Beloit Corp. ........................          6,409       336,536
     Superior Essex, Inc.* .....................          4,495       149,459
     Woodward Governor Co. .....................          2,700       107,217
                                                                  -----------
                                                                    1,053,496
                                                                  -----------
    ENVIRONMENTAL & FACILITIES SERVICES -- 0.7%
     Casella Waste Systems, Inc.* ..............         13,766       168,358
     Waste Connections, Inc.* ..................          2,685       111,562
                                                                  -----------
                                                                      279,920
                                                                  -----------
    HUMAN RESOURCE & EMPLOYMENT SERVICES -- 1.9%
     Kenexa Corp.* .............................          6,115       203,385
     Korn/Ferry International, Inc.* ...........         20,200       463,792
     On Assignment, Inc.* ......................          5,175        60,806
                                                                  -----------
                                                                      727,983
                                                                  -----------
    INDUSTRIAL MACHINERY -- 3.4%
     Acco Brands Corp.*(1) .....................         11,500       304,405
     Barnes Group, Inc. ........................         17,600       382,800
     Clarcor, Inc. .............................            500        16,905
     Dynamic Materials Corp. ...................          1,000        28,100
     ESCO Technologies, Inc.* ..................            600        27,264
     Kaydon Corp.(1) ...........................         14,053       558,466
     Mueller Industries, Inc. ..................            500        15,850
                                                                  -----------
                                                                    1,333,790
                                                                  -----------
    MARINE -- 0.8%
     Kirby Corp.* ..............................          9,180       313,313
                                                                  -----------
    OFFICE SERVICES & SUPPLIES -- 1.0%
     Compx International, Inc. .................          2,083        41,993
     Knoll, Inc. ...............................         15,400       338,800
                                                                  -----------
                                                                      380,793
                                                                  -----------
    RAILROADS -- 0.1%
     Florida East Coast Industries, Inc. .......            700        41,720
                                                                  -----------
    TRADING COMPANIES & DISTRIBUTORS -- 1.0%
     Interline Brands, Inc.* ...................         15,023       337,567
     Lawson Products, Inc. .....................          1,300        59,657
                                                                  -----------
                                                                      397,224
                                                                  -----------

                                                                     VALUE
                                                       SHARES      (NOTE 2)
                                                     ----------   -----------
    TRUCKING -- 0.9%
     Dollar Thrifty Automotive
      Group, Inc.* .............................          1,100   $    50,171
     Landstar System, Inc. .....................          2,370        90,487
     Vitran Corp.* .............................         11,100       192,807
                                                                  -----------
                                                                      333,465
                                                                  -----------
    TOTAL INDUSTRIALS .........................................     8,925,670
                                                                  -----------
  INFORMATION TECHNOLOGY -- 18.8%
    APPLICATION SOFTWARE -- 1.6%
     ANSYS, Inc.* ..............................          1,200        52,188
     Aspen Technology, Inc.* ...................          2,800        30,856
     Blackbaud, Inc. ...........................          3,200        83,200
     i2 Technologies, Inc.* ....................          1,730        39,479
     Transaction Systems
      Architects, Inc.* ........................          5,327       173,500
     Witness Systems, Inc.* ....................         14,565       255,324
                                                                  -----------
                                                                      634,547
                                                                  -----------
    COMMUNICATIONS EQUIPMENT -- 2.3%
     Arris Group, Inc.* ........................          2,700        33,777
     Bookham, Inc.* ............................         17,575        71,530
     CommScope, Inc.* ..........................          1,600        48,768
     Harmonic, Inc.* ...........................         23,465       170,591
     Interdigital Communications
      Corp.* ...................................          1,100        36,905
     Mastec, Inc.* .............................         13,000       150,020
     Oplink Communications, Inc.* ..............          4,655        95,707
     Orbcomm, Inc.* ............................          6,420        56,624
     Radware, Ltd.* ............................          4,645        73,809
     Symmetricom, Inc.* ........................         17,960       160,203
                                                                  -----------
                                                                      897,934
                                                                  -----------
    COMPUTER HARDWARE -- 0.2%
     Cray, Inc.* ...............................          7,500        89,100
                                                                  -----------
    COMPUTER STORAGE & PERIPHERALS -- 2.2%
     Electronics for Imaging, Inc.* ............          7,825       207,989
     Emulex Corp.* .............................          8,300       161,933
     Komag, Inc.* ..............................          1,400        53,032
     Novatel Wireless, Inc.* ...................          5,900        57,053
     Rackable Systems, Inc.* ...................          5,600       173,432
     Synaptics, Inc.* ..........................          7,290       216,440
                                                                  -----------
                                                                      869,879
                                                                  -----------

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- EQUITY FUNDS / SMALL-CAP CORE FUND
------------------------------------------------------
   INVESTMENTS / DECEMBER 31, 2006 (UNAUDITED) -- CONTINUED

--------------------------------------------------------------------------------

                                                                     VALUE
                                                       SHARES      (NOTE 2)
                                                     ----------   -----------
    DATA PROCESSING & OUTSOURCED SERVICES -- 1.9%
     Alliance Data Systems Corp.* ..............          5,020   $   313,599
     Carreker Corp.* ...........................         22,400       171,136
     eFunds Corp.* .............................          2,300        63,250
     Global Payments, Inc. .....................          1,600        74,080
     WNS Holdings Ltd.* ........................          3,375       104,963
                                                                  -----------
                                                                      727,028
                                                                  -----------
    ELECTRONIC EQUIPMENT MANUFACTURERS -- 1.1%
     Checkpoint Systems, Inc.* .................          8,600       173,720
     Coherent, Inc.* ...........................          2,300        72,611
     Itron, Inc.* ..............................          2,735       141,782
     Technitrol, Inc. ..........................          1,000        23,890
                                                                  -----------
                                                                      412,003
                                                                  -----------
    INTERNET SOFTWARE & SERVICES -- 3.0%
     aQuantive, Inc.* ..........................          1,300        32,058
     Digital Insight Corp.* ....................          4,965       191,103
     Equinix, Inc.* ............................          2,055       155,399
     Interwoven, Inc.* .........................         18,737       274,872
     Skillsoft PLC Sponsored ADR* ..............         81,525       506,270
     WebMethods, Inc.* .........................          4,500        33,120
                                                                  -----------
                                                                    1,192,822
                                                                  -----------
    IT CONSULTING & OTHER SERVICES -- 1.3%
     BearingPoint, Inc.*(1) ....................         35,400       278,598
     Covansys Corp.* ...........................          2,800        64,260
     Gartner, Inc. - Class A* ..................          5,845       115,673
     MAXIMUS, Inc. .............................          1,200        36,936
     Modis Professional
      Services, Inc.* ..........................          2,100        29,778
                                                                  -----------
                                                                      525,245
                                                                  -----------
    SEMICONDUCTOR EQUIPMENT -- 1.8%
     Cymer, Inc.* ..............................          3,365       147,892
     FEI Co.* ..................................         11,300       297,981
     PDF Solutions, Inc.* ......................          2,000        28,900
     Sirf Technology Holdings, Inc.* ...........          8,330       212,581
                                                                  -----------
                                                                      687,354
                                                                  -----------
    SEMICONDUCTORS -- 2.0%
     ANADIGICS, Inc.* ..........................         21,800       193,148
     Integrated Device
      Technology, Inc.*(1) .....................         20,700       320,436
     Netlogic Microsystems, Inc.* ..............          4,525        98,148
     Silicon Image, Inc.* ......................         13,435       170,893
                                                                  -----------
                                                                      782,625
                                                                  -----------

                                                                     VALUE
                                                       SHARES      (NOTE 2)
                                                     ----------   -----------
    SYSTEMS SOFTWARE -- 0.7%
     MICROS Systems, Inc.* .....................          4,370   $   230,299
     Radiant Systems, Inc.* ....................          2,500        26,100
     Vasco Data Security
      International, Inc.* .....................          2,500        29,625
                                                                  -----------
                                                                      286,024
                                                                  -----------
    TECHNOLOGY DISTRIBUTORS -- 0.7%
     ScanSource, Inc.* .........................          7,400       224,960
     Synnex Corp.* .............................          2,200        48,268
                                                                  -----------
                                                                      273,228
                                                                  -----------
    TOTAL INFORMATION TECHNOLOGY ..............................     7,377,789
                                                                  -----------
  MATERIALS -- 4.4%
    DIVERSIFIED METALS & MINING -- 0.9%
     Compass Minerals
      International, Inc. ......................         10,820       341,479
                                                                  -----------
    INDUSTRIAL GASES -- 1.3%
     Airgas, Inc. ..............................         13,050       528,786
                                                                  -----------
    METAL & GLASS CONTAINERS -- 0.7%
     Greif Brothers Corp. - Class A ............          2,331       275,991
                                                                  -----------
    PAPER PACKAGING -- 0.1%
     Caraustar Industries, Inc.* ...............          2,500        20,225
                                                                  -----------
    PAPER PRODUCTS -- 0.0%
     Mercer International, Inc.* ...............          1,500        17,805
                                                                  -----------
    SPECIALTY CHEMICALS -- 0.6%
     Ferro Corp. ...............................          7,800       161,382
     Minerals Technologies, Inc. ...............            700        41,153
     OM Group, Inc.* ...........................            300        13,584
     PolyOne Corp.* ............................          2,500        18,750
                                                                  -----------
                                                                      234,869
                                                                  -----------
    STEEL -- 0.8%
     AK Steel Holding Corp.* ...................          2,000        33,800
     Carpenter Technology Corp. ................            300        30,756
     Castle & Co. ..............................          1,100        27,995
     Chaparral Steel Co. .......................            500        22,135
     Commercial Metals Co. .....................          2,800        72,240
     Quanex Corp. ..............................          1,000        34,590
     Ryerson Tull, Inc.* .......................          1,200        30,108
     Worthington Industries, Inc. ..............          3,000        53,160
                                                                  -----------
                                                                      304,784
                                                                  -----------
    TOTAL MATERIALS ...........................................     1,723,939
                                                                  -----------

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- EQUITY FUNDS / SMALL-CAP CORE FUND
------------------------------------------------------
   INVESTMENTS / DECEMBER 31, 2006 (UNAUDITED) -- CONTINUED

--------------------------------------------------------------------------------

                                                                     VALUE
                                                       SHARES      (NOTE 2)
                                                     ----------   -----------
  TELECOMMUNICATION SERVICES -- 0.3%
    ALTERNATIVE CARRIERS -- 0.1%
     Cogent Communications
      Inc. - Class A* ..........................          1,600   $    25,952
     Time Warner Telecom,
      Inc. - Class A* ..........................          1,000        19,930
                                                                  -----------
                                                                       45,882
                                                                  -----------
    INTEGRATED TELECOMMUNICATION SERVICES -- 0.2%
     CT Communications, Inc. ...................          1,900        43,548
     Iowa Telecommunications
      Services, Inc. ...........................            900        17,739
                                                                  -----------
                                                                       61,287
                                                                  -----------
    TOTAL TELECOMMUNICATION SERVICES ..........................       107,169
                                                                  -----------
  UTILITIES -- 3.0%
    ELECTRIC UTILITIES -- 0.9%
     El Paso Electric Co.* .....................         10,836       264,073
     MGE Energy, Inc. ..........................          1,100        40,238
     Otter Tail Power Co. ......................          1,800        56,088
                                                                  -----------
                                                                      360,399
                                                                  -----------
    GAS UTILITIES -- 1.8%
     AGL Resources, Inc. .......................          5,038       196,029
     EnergySouth, Inc. .........................            500        20,050
     Nicor, Inc. ...............................          1,400        65,520
     Southern Union Co. ........................         11,434       319,593
     Southwest Gas Corp. .......................          2,300        88,251
                                                                  -----------
                                                                      689,443
                                                                  -----------
    INDEPENDENT POWER PRODUCERS & ENERGY TRADERS -- 0.1%
     Black Hills Corp. .........................          1,400        51,716
                                                                  -----------
    MULTI-UTILITIES -- 0.2%
     CH Energy Group, Inc. .....................          1,500        79,200
                                                                  -----------
    TOTAL UTILITIES ...........................................     1,180,758
                                                                  -----------
    TOTAL COMMON STOCK
      (COST $31,513,619) ......................................    38,453,656
                                                                  -----------

                                                                     VALUE
                                                       SHARES      (NOTE 2)
                                                     ----------   -----------
SHORT-TERM INVESTMENTS -- 2.0%
     BlackRock Liquidity Funds
      TempCash Portfolio -
      Institutional Series .....................        389,972   $   389,972
     BlackRock Liquidity Funds
      TempFund Portfolio -
      Institutional Series .....................        389,971       389,971
                                                                  -----------
    TOTAL SHORT-TERM INVESTMENTS
     (COST $779,943) ..........................................       779,943
                                                                  -----------
   TOTAL INVESTMENTS -- 100.0%
     (COST $32,293,562)+ ......................................   $39,233,599(2)
                                                                  ===========

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- EQUITY FUNDS / SMALL-CAP CORE FUND
------------------------------------------------------
   INVESTMENTS / DECEMBER 31, 2006 (UNAUDITED) -- CONTINUED

--------------------------------------------------------------------------------

                                                     PRINCIPAL       VALUE
                                                       AMOUNT      (NOTE 2)
                                                     ----------   -----------
SHORT-TERM INVESTMENTS HELD
AS COLLATERAL FOR LOANED
SECURITIES
  CERTIFICATE OF DEPOSIT
     CIBC Yankee,
      5.32%, 01/29/07 ..........................     $  142,744   $   142,744
                                                                  -----------
    TOTAL CERTIFICATE OF DEPOSIT ..............................       142,744
                                                                  -----------
  FLOATING RATE COMMERCIAL PAPER
     Bear Stearns,
      4.75%, 01/02/07 ..........................         21,393        21,393
                                                                  -----------
    TOTAL FLOATING RATE COMMERCIAL PAPER ......................        21,393
                                                                  -----------
  FLOATING RATE NOTE
     Tango Financial Corp.,
      5.32%, 01/29/07 ..........................         89,363        89,363
                                                                  -----------
    TOTAL FLOATING RATE NOTE ..................................        89,363
                                                                  -----------

                                                     PRINCIPAL
                                                      AMOUNT/        VALUE
                                                       SHARES      (NOTE 2)
                                                     ----------   -----------
  INSTITUTIONAL MONEY MARKET TRUST
     Institutional Money Market Trust ..........      1,037,890   $ 1,037,890
                                                                  -----------
    TOTAL INSTITUTIONAL MONEY
        MARKET TRUST ..........................................     1,037,890
                                                                  -----------
  TIME DEPOSIT
     Dexia, 5.32%, 01/02/07 ....................     $  554,602       554,602
                                                                  -----------
    TOTAL TIME DEPOSIT ........................................       554,602
                                                                  -----------
    TOTAL SHORT-TERM INVESTMENTS HELD AS
     COLLATERAL FOR LOANED SECURITIES
     (COST $1,845,992)(4) .....................................   $ 1,845,992(3)
                                                                  ===========

______________

*    Non-income producing security.

+ The cost for Federal income tax purposes is $32,718,985. At December 31, 2006, net unrealized appreciation was $6,514,614. This consisted of aggregate gross unrealized appreciation for all securities for which there was an excess of market value over tax cost of $6,884,847, and aggregate gross unrealized depreciation for all securities for which there was an excess of tax cost over market value of $370,233.

(1)  Security partially or fully on loan.

(2) At December 31, 2006, the market value of securities on loan for the Small-Cap Core Fund was $1,733,940.

(3) The investments held as collateral on loaned securities represented 4.7% of the net assets of the Small-Cap Core Fund.

(4)  Cost for Federal income tax purposes.

ADR -- American Depository Receipt

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- EQUITY FUNDS / SMALL-CAP GROWTH FUND
--------------------------------------------------------
   INVESTMENTS / DECEMBER 31, 2006 (UNAUDITED)

   (Showing Percentage of Total Investments)
--------------------------------------------------------------------------------

                                                                     VALUE
                                                       SHARES      (NOTE 2)
                                                     ----------   -----------
COMMON STOCK -- 100.0%
  CONSUMER DISCRETIONARY -- 10.7%
    APPAREL RETAIL -- 0.7%
     Dress Barn, Inc.* .........................            330   $     7,699
     Jos. A. Bank Clothiers, Inc.* .............            230         6,750
                                                                  -----------
                                                                       14,449
                                                                  -----------
    APPAREL, ACCESSORIES & LUXURY GOODS -- 1.9%
     Cherokee, Inc. ............................            900        38,619
                                                                  -----------
    AUTO PARTS & EQUIPMENT -- 1.0%
     Visteon Corp.* ............................          2,280        19,334
                                                                  -----------
    AUTOMOBILE MANUFACTURERS -- 1.0%
     Fleetwood Enterprises, Inc.* ..............          1,330        10,520
     Thor Industries, Inc. .....................            220         9,678
                                                                  -----------
                                                                       20,198
                                                                  -----------
    AUTOMOTIVE RETAIL -- 1.0%
     America's Car-Mart, Inc.* .................          1,650        19,569
                                                                  -----------
    CATALOG RETAIL -- 1.1%
     Coldwater Creek, Inc.* ....................            907        22,240
                                                                  -----------
    COMPUTER & ELECTRONICS RETAIL -- 0.6%
     GameStop Corp. - Class A* .................            210        11,573
                                                                  -----------
    DEPARTMENT STORES -- 0.3%
     Retail Ventures, Inc.* ....................            340         6,474
                                                                  -----------
    FOOTWEAR -- 0.8%
     Skechers U.S.A., Inc.* ....................            470        15,656
                                                                  -----------
    HOUSEWARES & SPECIALTIES -- 0.8%
     Jarden Corp.* .............................            360        12,525
     Lifetime Brands, Inc. .....................            280         4,600
                                                                  -----------
                                                                       17,125
                                                                  -----------
    LEISURE FACILITIES -- 0.4%
     Life Time Fitness, Inc.* ..................            160         7,762
                                                                  -----------
    SPECIALIZED CONSUMER SERVICES -- 1.2%
     Matthews International
      Corp. - Class A ..........................            330        12,986
     Pre-Paid Legal Services, Inc.* ............            280        10,956
                                                                  -----------
                                                                       23,942
                                                                  -----------
    TOTAL CONSUMER DISCRETIONARY ..............................       216,940
                                                                  -----------

                                                                     VALUE
                                                       SHARES      (NOTE 2)
                                                     ----------   -----------
  CONSUMER STAPLES -- 5.5%
    AGRICULTURAL PRODUCTS -- 0.3%
     Andersons, Inc. ...........................            160   $     6,782
                                                                  -----------
    FOOD RETAIL -- 2.1%
     Great Atlantic & Pacific
      Tea Co., Inc. ............................            860        22,136
     The Pantry, Inc.* .........................            440        20,609
                                                                  -----------
                                                                       42,746
                                                                  -----------
    PACKAGED FOODS & MEATS -- 0.9%
     Lancaster Colony Corp. ....................            420        18,610
                                                                  -----------
    PERSONAL PRODUCTS -- 0.7%
     Playtex Products, Inc.* ...................            900        12,951
                                                                  -----------
    SOFT DRINKS -- 1.5%
     Coca-Cola Bottling Co. ....................            300        20,529
     National Beverage Corp.* ..................            680         9,541
                                                                  -----------
                                                                       30,070
                                                                  -----------
    TOTAL CONSUMER STAPLES ....................................       111,159
                                                                  -----------
  ENERGY -- 7.2%
    OIL & GAS EQUIPMENT & SERVICES -- 4.1%
     Dril-Quip, Inc.* ..........................            370        14,489
     Global Industries, Ltd.* ..................            550         7,172
     Hornbeck Offshore
      Services, Inc.* ..........................            280         9,996
     Lone Star Technologies, Inc.* .............            145         7,019
     Lufkin Industries, Inc. ...................            150         8,712
     Oceaneering International, Inc.* ..........            240         9,528
     Oil States International, Inc.* ...........            230         7,413
     Superior Energy Services, Inc.* ...........            300         9,804
     TETRA Technologies, Inc.* .................            340         8,697
                                                                  -----------
                                                                       82,830
                                                                  -----------
    OIL & GAS EXPLORATION & PRODUCTION -- 2.3%
     ATP Oil & Gas Co.* ........................            140         5,540
     Petroleum Development Corp.* ..............            940        40,467
                                                                  -----------
                                                                       46,007
                                                                  -----------
    OIL & GAS REFINING & MARKETING -- 0.8%
     World Fuel Services Corp. .................            380        16,895
                                                                  -----------
    TOTAL ENERGY ..............................................       145,732
                                                                  -----------

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- EQUITY FUNDS / SMALL-CAP GROWTH FUND
--------------------------------------------------------
   INVESTMENTS / DECEMBER 31, 2006 (UNAUDITED) -- CONTINUED

--------------------------------------------------------------------------------

                                                                     VALUE
                                                       SHARES      (NOTE 2)
                                                     ----------   -----------
  FINANCIALS -- 11.8%
    CONSUMER FINANCE -- 1.8%
     Advanta Corp. - Class B ...................            300   $    13,089
     Asta Funding, Inc. ........................            420        12,785
     Compucredit Corp.* ........................            250         9,952
                                                                  -----------
                                                                       35,826
                                                                  -----------
    INSURANCE BROKERS -- 0.6%
     National Financial
      Partners Corp. ...........................            260        11,432
                                                                  -----------
    PROPERTY & CASUALTY INSURANCE -- 0.4%
     Tower Group, Inc. .........................            260         8,078
                                                                  -----------
    REAL ESTATE INVESTMENT TRUSTS -- 3.5%
     Entertainment Properties Trust ............            240        14,026
     Getty Realty Corp. ........................            980        30,282
     Inland Real Estate Corp. ..................            715        13,385
     Washington Real Estate
      Investment Trust .........................            300        12,000
                                                                  -----------
                                                                       69,693
                                                                  -----------
    REAL ESTATE MANAGEMENT & DEVELOPMENT -- 2.3%
     Jones Lang LaSalle, Inc. ..................            380        35,025
     Move, Inc.* ...............................          2,100        11,571
                                                                  -----------
                                                                       46,596
                                                                  -----------
    SPECIALIZED FINANCE -- 1.3%
     Nasdaq Stock Market, Inc.* ................            480        14,779
     NYSE Group, Inc.* .........................            120        11,664
                                                                  -----------
                                                                       26,443
                                                                  -----------
    THRIFTS & MORTGAGE FINANCE -- 1.9%
     NewAlliance Bancshares, Inc. ..............          2,400        39,360
                                                                  -----------
    TOTAL FINANCIALS ..........................................       237,428
                                                                  -----------
  HEALTH CARE -- 16.7%
    BIOTECHNOLOGY -- 1.6%
     Illumina, Inc.* ...........................            380        14,938
     Isis Pharmaceuticals, Inc.* ...............          1,400        15,568
     Nuvelo, Inc.* .............................            580         2,320
                                                                  -----------
                                                                       32,826
                                                                  -----------
    HEALTH CARE DISTRIBUTORS -- 0.5%
     Owens & Minor, Inc. .......................            340        10,632
                                                                  -----------

                                                                     VALUE
                                                       SHARES      (NOTE 2)
                                                     ----------   -----------
    HEALTH CARE EQUIPMENT -- 4.0%
     Arthrocare Corp.* .........................            295   $    11,776
     Hologic, Inc.* ............................            240        11,347
     Intuitive Surgical, Inc.* .................            100         9,590
     Mentor Corp. ..............................            160         7,819
     Meridian Diagnostics, Inc. ................            300         7,359
     Palomar Medical
      Technologies, Inc.* ......................            320        16,215
     Vital Signs, Inc. .........................            200         9,984
     Wright Medical Group, Inc.* ...............            240         5,587
                                                                  -----------
                                                                       79,677
                                                                  -----------
    HEALTH CARE FACILITIES -- 1.8%
     LCA-Vision, Inc. ..........................            120         4,123
     Medcath Corp.* ............................            780        21,341
     Natiional HealthCare Corp. ................            200        11,040
                                                                  -----------
                                                                       36,504
                                                                  -----------
    HEALTH CARE SERVICES -- 4.1%
     Alliance Imaging, Inc.* ...................          2,980        19,817
     Computer Programs and
      Systems, Inc. ............................            190         6,458
     HealthExtras, Inc.* .......................            480        11,568
     Inventiv Health, Inc.* ....................            360        12,726
     Phase Forward, Inc.* ......................          1,100        16,478
     Trizetto Group, Inc.* .....................            825        15,155
                                                                  -----------
                                                                       82,202
                                                                  -----------
    HEALTH CARE SUPPLIES -- 1.0%
     Arrow International, Inc. .................            240         8,491
     Lifecell Corp.* ...........................            495        11,950
                                                                  -----------
                                                                       20,441
                                                                  -----------
    MANAGED HEALTH CARE -- 1.9%
     Wellcare Health Plans, Inc.* ..............            560        38,584
                                                                  -----------
    PHARMACEUTICALS -- 1.8%
     ICOS Corp.* ...............................            180         6,082
     K-V Pharmaceutical
      Company - Class A* .......................            180         4,281
     New River
      Pharmaceuticals, Inc.* ...................            310        16,960
     Perrigo Co. ...............................            500         8,650
                                                                  -----------
                                                                       35,973
                                                                  -----------
    TOTAL HEALTH CARE .........................................       336,839
                                                                  -----------

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- EQUITY FUNDS / SMALL-CAP GROWTH FUND
--------------------------------------------------------
   INVESTMENTS / DECEMBER 31, 2006 (UNAUDITED) -- CONTINUED

--------------------------------------------------------------------------------

                                                                     VALUE
                                                       SHARES      (NOTE 2)
                                                     ----------   -----------
  INDUSTRIALS -- 17.2%
    AEROSPACE & DEFENSE -- 1.8%
     Orbital Sciences Corp.* ...................            640   $    11,801
     Teledyne Technologies, Inc.* ..............            305        12,240
     United Industrial Corp. ...................            240        12,180
                                                                  -----------
                                                                       36,221
                                                                  -----------
    AIR FREIGHT & LOGISTICS -- 2.2%
     ABX Air, Inc.* ............................          1,740        12,058
     Forward Air Corp. .........................            525        15,188
     Hub Group, Inc. - Class A* ................            660        18,183
                                                                  -----------
                                                                       45,429
                                                                  -----------
    AIRLINES -- 1.6%
     Continental Airlines, Inc. -
      Class B* .................................            520        21,450
     World Air Holdings, Inc.* .................          1,160        10,231
                                                                  -----------
                                                                       31,681
                                                                  -----------
    BUILDING PRODUCTS -- 1.1%
     NCI Building Systems, Inc.* ...............            410        21,218
                                                                  -----------
    COMMERCIAL PRINTING -- 0.5%
     Cenveo, Inc.* .............................            480        10,176
                                                                  -----------
    CONSTRUCTION & ENGINEERING -- 0.5%
     Westinghouse Air Brake Co. ................            320         9,722
                                                                  -----------
    CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS -- 0.8%
     Astec Industries, Inc.* ...................            135         4,739
     The Manitowoc Co., Inc. ...................            200        11,886
                                                                  -----------
                                                                       16,625
                                                                  -----------
    ELECTRICAL COMPONENTS & EQUIPMENT -- 2.4%
     Encore Wire Corp. .........................          1,740        38,297
     Superior Essex, Inc.* .....................            300         9,975
                                                                  -----------
                                                                       48,272
                                                                  -----------
    ENVIRONMENTAL & FACILITIES SERVICES -- 1.3%
     Rollins, Inc. .............................          1,220        26,974
                                                                  -----------
    HUMAN RESOURCE & EMPLOYMENT SERVICES -- 2.0%
     Administaff, Inc. .........................            295        12,617
     Comsys IT Partners, Inc.* .................            940        18,998
     Hudson Highland Group, Inc.* ..............            530         8,840
                                                                  -----------
                                                                       40,455
                                                                  -----------

                                                                     VALUE
                                                       SHARES      (NOTE 2)
                                                     ----------   -----------
    INDUSTRIAL MACHINERY -- 1.5%
     3-D Systems Corp.* ........................            485   $     7,741
     Dynamic Materials Corp. ...................            380        10,678
     ESCO Technologies, Inc.* ..................            260        11,814
                                                                  -----------
                                                                       30,233
                                                                  -----------
    TRADING COMPANIES & DISTRIBUTORS -- 1.0%
     Lawson Products, Inc. .....................            420        19,274
     Wesco International, Inc.* ................             20         1,176
                                                                  -----------
                                                                       20,450
                                                                  -----------
    TRUCKING -- 0.5%
     Heartland Express, Inc. ...................            653         9,808
                                                                  -----------
    TOTAL INDUSTRIALS .........................................       347,264
                                                                  -----------
  INFORMATION TECHNOLOGY -- 25.6%
    APPLICATION SOFTWARE -- 3.2%
     Blackboard, Inc.* .........................            360        10,814
     Concur Technologies, Inc.* ................          2,015        32,321
     i2 Technologies, Inc.* ....................            690        15,746
     Transaction Systems
      Architects, Inc.* ........................            190         6,188
                                                                  -----------
                                                                       65,069
                                                                  -----------
    COMMUNICATIONS EQUIPMENT -- 3.0%
     Arris Group, Inc.* ........................          1,700        21,267
     Comtech Telecommunications
      Corp.* ...................................            400        15,228
     Endwave Corp.* ............................            760         8,231
     Interdigital Communications
      Corp.* ...................................            500        16,775
                                                                  -----------
                                                                       61,501
                                                                  -----------
    COMPUTER HARDWARE -- 0.5%
     Stratasys, Inc.* ..........................            305         9,580
                                                                  -----------
    COMPUTER STORAGE & PERIPHERALS -- 1.3%
     Komag, Inc.* ..............................            250         9,470
     Prestek, Inc.* ............................          2,745        17,458
                                                                  -----------
                                                                       26,928
                                                                  -----------
    DATA PROCESSING & OUTSOURCED SERVICES -- 3.1%
     Euronet Worldwide, Inc.* ..................            455        13,509
     Gevity HR, Inc. ...........................          1,540        36,482
     MoneyGram International, Inc. .............            380        11,917
                                                                  -----------
                                                                       61,908
                                                                  -----------

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- EQUITY FUNDS / SMALL-CAP GROWTH FUND
--------------------------------------------------------
   INVESTMENTS / DECEMBER 31, 2006 (UNAUDITED) -- CONTINUED

--------------------------------------------------------------------------------

                                                                     VALUE
                                                       SHARES      (NOTE 2)
                                                     ----------   -----------
    ELECTRONIC EQUIPMENT MANUFACTURERS -- 0.6%
     Itron, Inc.* ..............................            250   $    12,960
                                                                  -----------
    INTERNET SOFTWARE & SERVICES -- 7.6%
     aQuantive, Inc.* ..........................            415        10,234
     Cybersource Corp.* ........................            960        10,579
     Infospace, Inc.* ..........................          1,640        33,637
     Interwoven, Inc.* .........................          1,860        27,286
     Jupitermedia Corp.* .......................            810         6,415
     Online Resources Corp.* ...................          2,015        20,573
     Webex Communications, Inc.* ...............            520        18,143
     WebMethods, Inc.* .........................          3,470        25,539
                                                                  -----------
                                                                      152,406
                                                                  -----------
    IT CONSULTING & OTHER SERVICES -- 1.0%
     Covansys Corp.* ...........................            835        19,163
                                                                  -----------
    SEMICONDUCTOR EQUIPMENT -- 1.6%
     ATMI, Inc.* ...............................            440        13,433
     Emcore Corp.* .............................          1,760         9,733
     Photronics, Inc.* .........................            560         9,151
                                                                  -----------
                                                                       32,317
                                                                  -----------
    SEMICONDUCTORS -- 2.1%
     AMIS Holdings, Inc.* ......................            860         9,090
     Form Factor, Inc.* ........................            220         8,195
     Microsemi Corp.* ..........................            495         9,727
     Netlogic Microsystems, Inc.* ..............            405         8,784
     Trident Microsystems, Inc.* ...............            370         6,727
                                                                  -----------
                                                                       42,523
                                                                  -----------
    SYSTEMS SOFTWARE -- 1.6%
     Quality Systems, Inc. .....................            300        11,181
     Radiant Systems, Inc.* ....................            510         5,325
     Vasco Data Security
      International, Inc.* .....................          1,300        15,405
                                                                  -----------
                                                                       31,911
                                                                  -----------
    TOTAL INFORMATION TECHNOLOGY ..............................       516,266
                                                                  -----------

                                                                     VALUE
                                                       SHARES      (NOTE 2)
                                                     ----------   -----------
  MATERIALS -- 4.2%
    COMMODITY CHEMICALS -- 0.3%
     Georgia Gulf Corp. ........................            260   $     5,021
                                                                  -----------
    DIVERSIFIED METALS & MINING -- 0.7%
     Titanium Metals Corp.* ....................            460        13,574
                                                                  -----------
    STEEL -- 3.2%
     AK Steel Holding Corp.* ...................          1,120        18,928
     Cleveland-Cliffs, Inc. ....................            580        28,095
     Oregon Steel Mills, Inc.* .................             80         4,993
     Quanex Corp. ..............................            110         3,805
     Reliance Steel &
      Aluminum Co. .............................            240         9,451
                                                                  -----------
                                                                       65,272
                                                                  -----------
    TOTAL MATERIALS ...........................................        83,867
                                                                  -----------
  TELECOMMUNICATION SERVICES -- 1.1%
    WIRELESS TELECOMMUNICATION SERVICES -- 1.1%
     Centennial Communications,
      Inc.* ....................................          1,045         7,514
     SBA Communications Corp. -
      Class A* .................................            560        15,400
                                                                  -----------
    TOTAL TELECOMMUNICATION SERVICES ..........................        22,914
                                                                  -----------
    TOTAL COMMON STOCK
      (COST $1,763,902) .......................................     2,018,409
                                                                  -----------
   TOTAL INVESTMENTS -- 100.0%
      (COST $1,763,902)+ ......................................   $ 2,018,409
                                                                  ===========

_________________

*     Non-income producing security.

+ The cost for Federal income tax purposes is $1,778,065. At December 31, 2006, net unrealized appreciation was $240,344. This consisted of aggregate gross unrealized appreciation for all securities for which there was an excess of market value over tax cost of $302,235, and aggregate gross unrealized depreciation for all securities for which there was an excess of tax cost over market value of $61,891.

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- EQUITY FUNDS / SMALL-CAP VALUE FUND
-------------------------------------------------------
   INVESTMENTS / DECEMBER 31, 2006 (UNAUDITED)

   (Showing Percentage of Total Investments)
--------------------------------------------------------------------------------

                                                                     VALUE
                                                       SHARES      (NOTE 2)
                                                     ----------   -----------
COMMON STOCK -- 99.4%
  CONSUMER DISCRETIONARY -- 11.0%
    AUTO PARTS & EQUIPMENT -- 1.4%
     Tenneco, Inc.* ............................            245   $     6,057
     Visteon Corp.* ............................          1,815        15,391
                                                                  -----------
                                                                       21,448
                                                                  -----------
    AUTOMOTIVE RETAIL -- 1.1%
     America's Car-Mart, Inc.* .................          1,350        16,011
                                                                  -----------
    BROADCASTING & CABLE TV -- 1.3%
     Fisher Communications, Inc.* ..............            420        18,568
                                                                  -----------
    CASINOS & GAMING -- 0.0%
     Riviera Holdings Corp.* ...................              5           121
                                                                  -----------
    FOOTWEAR -- 1.3%
     Skechers U.S.A., Inc.* ....................            575        19,153
                                                                  -----------
    HOMEBUILDING -- 0.3%
     Orleans Homebuilders, Inc. ................            270         5,076
                                                                  -----------
    HOUSEWARES & SPECIALTIES -- 1.7%
     American Greetings Corp. ..................          1,040        24,825
                                                                  -----------
    INTERNET RETAIL -- 0.6%
     FTD Group, Inc.* ..........................            460         8,229
                                                                  -----------
    LEISURE PRODUCTS -- 0.7%
     Oakley, Inc. ..............................            275         5,516
     RC2 Corp.* ................................            125         5,500
                                                                  -----------
                                                                       11,016
                                                                  -----------
    PUBLISHING -- 0.3%
     ProQuest Co.* .............................            410         4,285
                                                                  -----------
    RESTAURANTS -- 1.9%
     AFC Enterprises, Inc.* ....................            490         8,658
     Luby's, Inc.* .............................          1,455        15,845
     Papa John's International, Inc.* ..........            140         4,062
                                                                  -----------
                                                                       28,565
                                                                  -----------
    SPECIALTY STORES -- 0.4%
     Cabela's, Inc. - Class A* .................            265         6,394
                                                                  -----------
    TOTAL CONSUMER DISCRETIONARY ..............................       163,691
                                                                  -----------
  CONSUMER STAPLES -- 5.0%
    BREWERS -- 5.0%
     The Boston Beer Co., Inc. -
      Class A* .................................            145         5,217
                                                                  -----------

                                                                     VALUE
                                                       SHARES      (NOTE 2)
                                                     ----------   -----------
    FOOD DISTRIBUTORS -- 0.5%
     Spartan Stores, Inc. ......................            355   $     7,430
                                                                  -----------
    FOOD RETAIL -- 2.2%
     Casey's General Stores, Inc. ..............            370         8,714
     Great Atlantic & Pacific
      Tea Co., Inc. ............................            130         3,346
     Ingles Markets, Inc. - Class A ............            210         6,256
     The Pantry, Inc.* .........................            300        14,052
                                                                  -----------
                                                                       32,368
                                                                  -----------
    PACKAGED FOODS & MEATS -- 2.0%
     Imperial Sugar Co. ........................            595        14,405
     Lancaster Colony Corp. ....................            340        15,065
                                                                  -----------
                                                                       29,470
                                                                  -----------
    TOTAL CONSUMER STAPLES ....................................        74,485
                                                                  -----------
  ENERGY -- 1.5%
    COAL & CONSUMABLE FUELS -- 0.4%
     USEC, Inc.* ...............................            475         6,042
                                                                  -----------
    OIL & GAS DRILLING -- 0.3%
     Parker Drilling Co.* ......................            460         3,758
                                                                  -----------
    OIL & GAS EQUIPMENT & SERVICES -- 0.4%
     Bristow Group, Inc.* ......................             75         2,707
     Oil States International, Inc.* ...........            120         3,867
                                                                  -----------
                                                                        6,574
                                                                  -----------
    OIL & GAS EXPLORATION & PRODUCTION -- 0.4%
     Energy Partners, Ltd.* ....................            240         5,861
                                                                  -----------
    TOTAL ENERGY ..............................................        22,235
                                                                  -----------
  FINANCIALS -- 32.9%
    ASSET MANAGEMENT & CUSTODY BANKS -- 1.6%
     Apollo Investment Corp. ...................            613        13,731
     Technology Investment
      Capital Corp. ............................            626        10,104
                                                                  -----------
                                                                       23,835
                                                                  -----------
    CONSUMER FINANCE -- 1.2%
     Advanta Corp. - Class B ...................            415        18,106
                                                                  -----------
    INVESTMENT BANKING & BROKERAGE -- 0.9%
     Knight Capital Group, Inc. -
      Class A* .................................            660        12,652
                                                                  -----------

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- EQUITY FUNDS / SMALL-CAP VALUE FUND
-------------------------------------------------------
   INVESTMENTS / DECEMBER 31, 2006 (UNAUDITED) -- CONTINUED

--------------------------------------------------------------------------------

                                                                     VALUE
                                                       SHARES      (NOTE 2)
                                                     ----------   -----------
    LIFE & HEALTH INSURANCE -- 2.6%
     Great American Financial
      Resources, Inc. ..........................            315   $     7,261
     Kansas City Life Insurance Co. ............            600        30,048
     Universal American
      Financial Corp.* .........................             80         1,491
                                                                  -----------
                                                                       38,800
                                                                  -----------
    PROPERTY & CASUALTY INSURANCE -- 7.4%
     American Physicians
      Capital, Inc.* ...........................            300        12,012
     Argonaut Group, Inc.* .....................            280         9,761
     Baldwin & Lyons, Inc. -
      Class B ..................................            340         8,684
     First Acceptance Corp.* ...................            855         9,166
     FPIC Insurance Group, Inc.* ...............            250         9,742
     Infinity Property &
      Casual Corp. .............................            260        12,581
     LandAmerica Financial
      Group, Inc. ..............................            115         7,258
     National Interstate Corp. .................            315         7,655
     Navigators Group, Inc.* ...................            115         5,541
     ProAssurance Corp.* .......................            195         9,734
     Seabright Insurance Holdings* .............            235         4,232
     Zenith National Insurance Corp. ...........            300        14,073
                                                                  -----------
                                                                      110,439
                                                                  -----------
    REAL ESTATE INVESTMENT TRUSTS -- 10.2%
     BioMed Realty Trust, Inc. .................            575        16,445
     DiamondRock Hospitality Co. ...............            765        13,778
     Entertainment Properties Trust ............            100         5,844
     First Potomac Realty Trust ................            155         4,512
     Inland Real Estate Corp. ..................            590        11,045
     LTC Properties, Inc. ......................            665        18,161
     Luminent Mortgage
      Capital, Inc. ............................          1,950        18,934
     Maguire Properties, Inc. ..................            200         8,000
     National Health Investors, Inc. ...........            340        11,220
     Nationwide Health
      Properties, Inc. .........................          1,445        43,668
                                                                  -----------
                                                                      151,607
                                                                  -----------
    REGIONAL BANKS -- 3.6%
     Community Bancorp* ........................            215         6,491
     Signature Bank* ...........................            275         8,520

                                                                     VALUE
                                                       SHARES      (NOTE 2)
                                                     ----------   -----------
    REGIONAL BANKS -- (CONTINUED)
     Sterling Financial Corp./
      Washington ...............................            445   $    15,045
     Sun Bancorp, Inc.* ........................            388         8,175
     Superior Bancorp.* ........................            610         6,917
     The Bancorp Bank* .........................            265         7,844
                                                                  -----------
                                                                       52,992
                                                                  -----------
    REINSURANCE -- 1.3%
     Odyssey Re Holdings Corp. .................            520        19,396
                                                                  -----------
    SPECIALIZED FINANCE -- 0.6%
     NYSE Group, Inc.* .........................             95         9,234
                                                                  -----------
    THRIFTS & MORTGAGE FINANCE -- 3.5%
     BFC Financial Corp. - Class A* ............            940         6,007
     Clifton Savings Bancorp, Inc. .............            655         7,984
     FirstFed Financial Corp.* .................            105         7,032
     NewAlliance Bancshares, Inc. ..............          1,595        26,158
     Ocwen Financial Corp.* ....................            300         4,758
                                                                  -----------
                                                                       51,939
                                                                  -----------
    TOTAL FINANCIALS ..........................................       489,000
                                                                  -----------

  HEALTH CARE -- 3.3%
    HEALTH CARE FACILITIES -- 1.3%
     Medcath Corp.* ............................            485        13,269
     Symbion, Inc.* ............................            360         6,664
                                                                  -----------
                                                                       19,933
                                                                  -----------
    HEALTH CARE SERVICES -- 1.1%
     Alliance Imaging, Inc.* ...................          2,410        16,027
                                                                  -----------
    MANAGED HEALTH CARE -- 0.3%
     Magellan Health Services, Inc.* ...........            120         5,186
                                                                  -----------
    PHARMACEUTICALS -- 0.6%
     New River Pharmaceuticals, Inc.* ..........            150         8,207
                                                                  -----------
    TOTAL HEALTH CARE .........................................        49,353
                                                                  -----------
  INDUSTRIALS -- 16.5%
    AEROSPACE & DEFENSE -- 2.2%
     Esterline Technologies Corp.* .............            265        10,661
     Orbital Sciences Corp.* ...................            790        14,568
     Teledyne Technologies, Inc.* ..............            200         8,026
                                                                  -----------
                                                                       33,255
                                                                  -----------

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- EQUITY FUNDS / SMALL-CAP VALUE FUND
-------------------------------------------------------
   INVESTMENTS / DECEMBER 31, 2006 (UNAUDITED) -- CONTINUED

--------------------------------------------------------------------------------

                                                                     VALUE
                                                       SHARES      (NOTE 2)
                                                     ----------   -----------
    BUILDING PRODUCTS -- 1.2%
     NCI Building Systems, Inc.* ...............            335   $    17,336
                                                                  -----------
    CONSTRUCTION & ENGINEERING -- 0.6%
     Comfort Systems USA, Inc. .................            645         8,153
                                                                  -----------
    DIVERSIFIED COMMERCIAL & PROFESSIONAL SERVICES -- 4.2%
     Spherion Corp.* ...........................            840         6,241
     United Stationers, Inc.* ..................            390        18,209
     Viad Corp. ................................            945        38,367
                                                                  -----------
                                                                       62,817
                                                                  -----------
    ELECTRICAL COMPONENTS & EQUIPMENT -- 3.5%
     Belden CDT, Inc. ..........................            570        22,281
     LSI Industries, Inc. ......................            210         4,168
     Superior Essex, Inc.* .....................            595        19,784
     Woodward Governor Co. .....................            135         5,361
                                                                  -----------
                                                                       51,594
                                                                  -----------
    INDUSTRIAL MACHINERY -- 2.0%
     ESCO Technologies, Inc.* ..................            190         8,634
     Mueller Industries, Inc. ..................            100         3,170
     Valmont Industries, Inc. ..................            105         5,826
     Watts Water Technologies,
      Inc. - Class A ...........................            310        12,744
                                                                  -----------
                                                                       30,374
                                                                  -----------
    TRADING COMPANIES & DISTRIBUTORS -- 1.8%
     Lawson Products, Inc. .....................            595        27,305
                                                                  -----------
    TRUCKING -- 1.0%
     Dollar Thrifty Automotive
      Group, Inc.* .............................            330        15,051
                                                                  -----------
    TOTAL INDUSTRIALS .........................................       245,885
                                                                  -----------
  INFORMATION TECHNOLOGY -- 9.9%
    APPLICATION SOFTWARE -- 1.5%
     Aspen Technology, Inc.* ...................            560         6,171
     i2 Technologies, Inc.* ....................            730        16,659
                                                                  -----------
                                                                       22,830
                                                                  -----------
    COMMUNICATIONS EQUIPMENT -- 3.3%
     C-COR.net Corp.* ..........................            805         8,968
     CommScope, Inc.* ..........................             90         2,743
     Mastec, Inc.* .............................          3,200        36,928
                                                                  -----------
                                                                       48,639
                                                                  -----------

                                                                     VALUE
                                                       SHARES      (NOTE 2)
                                                     ----------   -----------
    COMPUTER HARDWARE -- 0.6%
     Palm, Inc.* ...............................            600   $     8,454
                                                                  -----------
    ELECTRONIC EQUIPMENT MANUFACTURERS -- 0.7%
     Coherent, Inc.* ...........................            325        10,260
                                                                  -----------
    ELECTRONIC MANUFACTURING SERVICES -- 1.0%
     CTS Corp. .................................          1,000        15,700
                                                                  -----------
    INTERNET SOFTWARE & SERVICES -- 0.4%
     Internet Capital Group, Inc.* .............            625         6,412
                                                                  -----------
    IT CONSULTING & OTHER SERVICES -- 2.4%
     Covansys Corp.* ...........................            615        14,114
     MAXIMUS, Inc. .............................            515        15,852
     Modis Professional
      Services, Inc.* ..........................            370         5,247
                                                                  -----------
                                                                       35,213
                                                                  -----------
    TOTAL INFORMATION TECHNOLOGY ..............................       147,508
                                                                  -----------
  MATERIALS -- 11.2%
    CONSTRUCTION MATERIALS -- 0.7%
     Texas Industries, Inc. ....................            160        10,277
                                                                  -----------
    DIVERSIFIED METALS & MINING -- 0.3%
     Compass Minerals
      International, Inc. ......................            170         5,365
                                                                  -----------
    METAL & GLASS CONTAINERS -- 1.9%
     Greif Brothers Corp. - Class A ............            190        22,496
     Silgan Holdings, Inc. .....................            120         5,271
                                                                  -----------
                                                                       27,767
                                                                  -----------
    PAPER PACKAGING -- 0.8%
     Caraustar Industries, Inc.* ...............          1,400        11,326
                                                                  -----------
    PAPER PRODUCTS -- 1.2%
     Glatfelter ................................            900        13,950
     Mercer International, Inc.* ...............            320         3,798
                                                                  -----------
                                                                       17,748
                                                                  -----------
    SPECIALTY CHEMICALS -- 2.7%
     H.B. Fuller Co. ...........................          1,310        33,824
     PolyOne Corp.* ............................            835         6,263
                                                                  -----------
                                                                       40,087
                                                                  -----------

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- EQUITY FUNDS / SMALL-CAP VALUE FUND
-------------------------------------------------------
   INVESTMENTS / DECEMBER 31, 2006 (UNAUDITED) -- CONTINUED

--------------------------------------------------------------------------------

                                                                     VALUE
                                                       SHARES      (NOTE 2)
                                                     ----------   -----------
    STEEL -- 3.6%
     Castle & Co. ..............................            420   $    10,689
     Quanex Corp. ..............................            130         4,497
     Ryerson Tull, Inc.* .......................            700        17,563
     Worthington Industries, Inc. ..............          1,210        21,441
                                                                  -----------
                                                                       54,190
                                                                  -----------
    TOTAL MATERIALS ...........................................       166,760
                                                                  -----------
  TELECOMMUNICATION SERVICES -- 1.2%
    DIVERSIFIED TELECOMMUNICATION SERVICES -- 1 2%
     Cogent Communications
      Group, Inc.* .............................          1,110        18,004
                                                                  -----------
    TOTAL TELECOMMUNICATION SERVICES ..........................        18,004
                                                                  -----------
  UTILITIES -- 6.9%
    ELECTRIC UTILITIES -- 2.2%
     El Paso Electric Co.* .....................            180         4,387
     MGE Energy, Inc. ..........................            370        13,535
     UIL Holdings Corp. ........................            360        15,188
                                                                  -----------
                                                                       33,110
                                                                  -----------
    GAS UTILITIES -- 3.6%
     EnergySouth, Inc. .........................            200         8,020
     Nicor, Inc. ...............................            230        10,764
     Northwest Natural Gas Co. .................            830        35,225
                                                                  -----------
                                                                       54,009
                                                                  -----------
    WATER UTILITIES -- 1.1%
     California Water Service Group ............            390        15,756
                                                                  -----------
    TOTAL UTILITIES ...........................................       102,875
                                                                  -----------
    TOTAL COMMON STOCK
      (COST $1,266,877) .......................................     1,479,796
                                                                  -----------

                                                                     VALUE
                                                       SHARES      (NOTE 2)
                                                     ----------   -----------
SHORT-TERM INVESTMENTS -- 0.6%
     BlackRock Liquidity Funds
      TempCash Portfolio -
      Institutional Series .....................          4,323   $     4,323
     BlackRock Liquidity Funds
      TempFund Portfolio -
      Institutional Series .....................          4,322         4,322
                                                                  -----------
    TOTAL SHORT-TERM INVESTMENTS
      (COST $8,645) ...........................................         8,645
                                                                  -----------
  TOTAL INVESTMENTS -- 100.0%
      (COST $1,275,522)+ ......................................   $ 1,488,441
                                                                  ===========

_____________

*     Non-income producing security.

+ The cost for Federal income tax purposes is $1,284,359. At December 31, 2006, net unrealized appreciation was $204,082. This consisted of aggregate gross unrealized appreciation for all securities for which there was an excess of market value over tax cost of $215,597, and aggregate gross unrealized depreciation for all securities for which there was an excess of tax cost over market value of $11,515.

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- EQUITY FUNDS
--------------------------------
    FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2006 (Unaudited)

                                      LARGE-CAP     LARGE-CAP      LARGE-CAP     MID-CAP      SMALL-CAP     SMALL-CAP    SMALL-CAP
                                      CORE FUND    GROWTH FUND     VALUE FUND   CORE FUND     CORE FUND    GROWTH FUND   VALUE FUND
                                     -----------   ------------   -----------  -----------   -----------   -----------   ----------
ASSETS:
Investment in securities, at value*  $37,927,632   $ 42,631,066   $42,003,373  $ 4,094,354   $39,233,599   $ 2,018,409   $1,488,441
Securities lending collateral......    4,676,768             --     8,731,338           --     1,845,992            --           --
Receivable for fund shares sold....       15,000         17,817        15,215           --         6,719            --           --
Receivable for investments sold....           --             --            --      562,672       168,879        35,483           --
Receivable from Adviser............           --             --            --        9,224            --        11,360       10,584
Dividends and interest receivable..       58,690         54,394        56,676        5,772        33,487         1,003        3,717
Other assets.......................        5,374             --         5,727       17,547            --            --       17,500
                                     -----------   ------------   -----------  -----------   -----------   -----------   ----------
Total assets.......................   42,683,464     42,703,277    50,812,329    4,689,569    41,288,676     2,066,255    1,520,242
                                     -----------   ------------   -----------  -----------   -----------   -----------   ----------
LIABILITIES:
Obligation to return securities
    lending collateral.............    4,676,768             --     8,731,338           --     1,845,992            --           --
Payable for fund shares redeemed...           --         48,721           275      562,285           100            --           --
Payable for investments purchased..           --             --            --           --        46,432            --           --
Accrued advisory fee...............        5,529         22,066        21,655           --        28,825            --           --
Other accrued expenses.............       43,497         59,953        42,391       33,610        43,871        37,690       38,305
Other liabilities..................           --         72,616            --           --        12,969        15,018           --
                                     -----------   ------------   -----------  -----------   -----------   -----------   ----------
Total liabilities..................    4,725,794        203,356     8,795,659      595,895     1,978,189        52,708       38,305
                                     -----------   ------------   -----------  -----------   -----------   -----------   ----------
Net Assets.........................  $37,957,670   $ 42,499,921   $42,016,670  $ 4,093,674   $39,310,487   $ 2,013,547   $1,481,937
                                     ===========   ============   ===========  ===========   ===========   ===========   ==========
NET ASSETS CONSIST OF:
Paid-in capital....................  $37,370,266   $128,248,973   $34,135,164  $ 3,836,842   $31,288,607   $ 2,042,486   $1,271,010
Undistributed net investment
    income (accumulated loss)......      144,580        (14,440)       16,809        2,360      (150,946)       (5,097)       2,187
Accumulated net realized gain
    (loss) on investments..........   (4,488,388)   (88,149,793)       82,603     (336,643)    1,232,789      (278,349)      (4,179)
Net unrealized appreciation
    of investments.................    4,931,212      2,415,181     7,782,094      591,115     6,940,037       254,507      212,919
                                     -----------   ------------   -----------  -----------   -----------   -----------   ----------
Net Assets.........................  $37,957,670   $ 42,499,921   $42,016,670  $ 4,093,674   $39,310,487   $ 2,013,547   $1,481,937
                                     ===========   ============   ===========  ===========   ===========   ===========   ==========
NET ASSETS BY SHARE CLASS:
    Institutional Shares...........  $37,946,719   $ 42,489,442   $41,983,414  $ 4,082,770   $39,299,199   $ 2,002,949   $1,458,848
    A Shares 1.....................       10,951         10,479        33,256       10,904        11,288        10,598       23,089
                                     -----------   ------------   -----------  -----------   -----------   -----------   ----------
                                     $37,957,670   $ 42,499,921   $42,016,670  $ 4,093,674   $39,310,487   $ 2,013,547   $1,481,937
                                     ===========   ============   ===========  ===========   ===========   ===========   ==========
SHARES OF BENEFICIAL INTEREST
  OUTSTANDING:
    ($0.01 par value, unlimited
    authorized shares):
    Institutional Shares...........    2,122,111      3,649,570     3,471,708      376,696     3,779,199       188,483      124,138
    A Shares 1.....................          613            901         2,750        1,006         1,089         1,000        1,965

NET ASSET VALUE PER SHARE:
    Institutional Shares (net asset
    value, offering and redemption
    price).........................  $     17.88   $      11.64   $     12.09  $     10.84   $     10.40   $     10.63   $    11.75
                                     -----------   ------------   -----------  -----------   -----------   -----------   ----------
    A Shares 1 (net asset value
     (NAV) redemption price).......  $     17.86   $      11.63   $     12.09  $     10.84   $     10.37   $     10.60   $    11.75
                                     -----------   ------------   -----------  -----------   -----------   -----------   ----------
    A Shares 1 (Public offering
     price -- NAV / 0.965).........  $     18.51   $      12.05   $     12.53  $     11.23   $     10.75   $     10.98   $    12.18
                                     -----------   ------------   -----------  -----------   -----------   -----------   ----------

*Investments at cost...............  $32,996,420   $ 40,215,885   $34,221,279   $3,503,239   $32,293,562   $ 1,763,902   $1,275,522

________________

1     Formerly, Investor Shares

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- EQUITY FUNDS
--------------------------------
    FINANCIAL STATEMENTS -- CONTINUED
--------------------------------------------------------------------------------

STATEMENTS OF OPERATIONS
For the Six-Month Period Ended December 31, 2006 (Unaudited)

                                      LARGE-CAP     LARGE-CAP      LARGE-CAP     MID-CAP      SMALL-CAP     SMALL-CAP    SMALL-CAP
                                      CORE FUND    GROWTH FUND    VALUE FUND    CORE FUND     CORE FUND    GROWTH FUND   VALUE FUND
                                     -----------   ------------   -----------  -----------   -----------   -----------   ----------
INVESTMENT INCOME:
    Dividends......................  $   436,262   $    291,534   $   571,161  $    51,052   $   159,219   $     7,343   $   12,840
    Interest.......................        7,628          7,066        10,253        1,403        25,981           470          623
    Securities lending income......        3,398             --         4,459           --         1,028            --           --
    Foreign tax withheld...........           --             --            --           --           (31)           --           --
                                     -----------   ------------   -----------  -----------   -----------   -----------   ----------
    Total investment income........      447,288        298,600       585,873       52,455       186,197         7,813       13,463
                                     -----------   ------------   -----------  -----------   -----------   -----------   ----------
EXPENSES:
    Advisory fees..................      132,221        136,183       128,234       17,893       178,976         8,553        5,584
    Administration fees............        3,421          3,534         3,309          396         3,342           177          115
    Sub-administration and
      accounting fees..............       22,285         22,280        20,674       11,399        24,946        12,944       10,839
    Custody fees...................       10,857         10,399        10,161        8,427        31,867         7,659        5,187
    Transfer agent fees............        9,649          9,530         7,697        1,382        10,916         1,101          721
    Distribution fees - A Shares 1            13             13            38           13            14            13           26
    Professional fees..............       29,058         28,262        31,937       24,275        31,893        24,273       24,251
    Reports to shareholders........       11,068         10,737        12,675        3,180        13,363         3,344        3,154
    Registration fees..............       16,463         17,204        16,594       17,449        16,721        17,340       17,287
    Trustees' fees.................        9,609          9,657         9,657        9,532         9,657         9,539        9,532
    Compliance services............        1,655          2,154         1,749        1,534         1,743         1,517        1,534
    Other..........................        6,424          6,634         6,071        2,706         6,926         2,677        2,468
                                     -----------   ------------   -----------  -----------   -----------   -----------   ----------
      Total expenses before fee
         waivers and expense
         reimbursements............      252,723        256,587       248,796       98,186       330,364        89,137       80,698
      Expenses waived/reimbursed
         by Adviser................      (73,509)            --            --      (66,401)           --       (70,940)     (66,644)
      Sub-administration and
         accounting fees waived....       (2,904)        (3,044)       (3,105)      (6,210)       (3,105)       (6,210)      (6,210)
                                     -----------   ------------   -----------  -----------   -----------   -----------   ----------
         Total expenses, net.......      176,310        253,543       245,691       25,575       327,259        11,987        7,844
                                     -----------   ------------   -----------  -----------   -----------   -----------   ----------
    Net investment income (loss)...      270,978         45,057       340,182       26,880      (141,062)       (4,174)       5,619
                                     -----------   ------------   -----------  -----------   -----------   -----------   ----------
NET REALIZED AND UNREALIZED GAIN
   (LOSS) ON INVESTMENTS:
    Net realized gain (loss) on
      investments..................      848,000       (375,807)    2,465,543     (147,391)    1,627,597      (153,466)       4,138
    Net increase (decrease) in
      unrealized appreciation
      (depreciation) on investments    2,523,319      3,843,503     1,866,115      481,850     1,079,312       147,163      185,400
                                     -----------   ------------   -----------  -----------   -----------   -----------   ----------
    Net gain (loss) on investments     3,371,319      3,467,696     4,331,658      334,459     2,706,909        (6,303)     189,538
                                     -----------   ------------   -----------  -----------   -----------   -----------   ----------
NET INCREASE (DECREASE) IN NET
   ASSETS RESULTING FROM
   OPERATIONS......................  $ 3,642,297   $  3,512,753   $ 4,671,840  $   361,339   $ 2,565,847   $   (10,477)  $  195,157
                                     ===========   ============   ===========  ===========   ===========   ===========   ==========

________________

1     Formerly, Investor Shares.

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- EQUITY FUNDS
--------------------------------
    FINANCIAL STATEMENTS -- CONTINUED
--------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS

                                                    LARGE-CAP                      LARGE-CAP                     LARGE-CAP
                                                    CORE FUND                     GROWTH FUND                   VALUE FUND
                                            ---------------------------   ---------------------------   ---------------------------
                                              FOR THE                        FOR THE                      FOR THE
                                             SIX-MONTH       FOR THE        SIX-MONTH       FOR THE      SIX-MONTH       FOR THE
                                            PERIOD ENDED   FISCAL YEAR    PERIOD ENDED    FISCAL YEAR   PERIOD ENDED   FISCAL YEAR
                                            DECEMBER 31,      ENDED       DECEMBER 31,       ENDED      DECEMBER 31,      ENDED
                                                2006         JUNE 30,         2006         JUNE 30,         2006         JUNE 30,
                                            (UNAUDITED)        2006        (UNAUDITED)       2006       (UNAUDITED)        2006
                                            ------------   ------------   -------------   -----------   ------------   ------------
INCREASE (DECREASE) IN NET ASSETS:
Operations:
    Net investment income (loss)........    $    270,978   $    356,220   $      45,057   $    (6,545)  $    340,182   $    412,024
    Net realized gain (loss) on
      investments.......................         848,000        738,426        (375,807)    3,836,033      2,465,543      7,234,226
    Net increase (decrease) in
      unrealized appreciation
      (depreciation) on investments.....       2,523,319        736,847       3,843,503    (3,345,036)     1,866,115     (3,752,182)
                                            ------------   ------------   -------------   -----------   ------------   ------------
    Net increase in net assets resulting
      from operations...................       3,642,297      1,831,493       3,512,753       484,452      4,671,840      3,894,068
                                            ------------   ------------   -------------   -----------   ------------   ------------
Distributions to shareholders from:
    Net investment income:
       Institutional Shares.............        (139,194)      (688,796)        (49,609)      (15,667)      (336,794)      (650,350)
       A Shares 1.......................             (25)           (54)             (4)           --           (216)           (33)
                                            ------------   ------------   -------------   -----------   ------------   ------------
Total distributions.....................        (139,219)      (688,850)        (49,613)      (15,667)      (337,010)      (650,383)
                                            ------------   ------------   -------------   -----------   ------------   ------------
Fund share transactions (Note 6):
    Proceeds from shares sold...........       3,129,372     31,946,144       1,471,846    23,429,306      1,641,124      3,419,162
    Cost of shares issued on
      reinvestment of distributions.....          42,924        258,488          33,075        10,074        231,022        433,309
    Cost of shares redeemed.............     (20,623,986)    (8,270,150)    (12,798,322)   (9,387,352)    (6,621,891)   (12,632,983)
                                            ------------   ------------   -------------   -----------   ------------   ------------
Net increase (decrease) in net assets
    from Fund share transactions........     (17,451,690)    23,934,482     (11,293,401)   14,052,028     (4,749,745)    (8,780,512)
                                            ------------   ------------   -------------   -----------   ------------   ------------
Total increase (decrease) in net assets      (13,948,612)    25,077,125      (7,830,261)   14,520,813       (414,915)    (5,536,827)
NET ASSETS:
    Beginning of period.................      51,906,282     26,829,157      50,330,182    35,809,369     42,431,585     47,968,412
                                            ------------   ------------   -------------   -----------   ------------   ------------
    End of period.......................    $ 37,957,670   $ 51,906,282   $  42,499,921   $50,330,182   $ 42,016,670   $ 42,431,585
                                            ============   ============   =============   ===========   ============   ============
Undistributed net investment income
    (accumulated loss)..................    $    144,580   $     12,821   $     (14,440)  $    (9,884)  $     16,809   $     13,637
                                            ------------   ------------   -------------   -----------   ------------   ------------

________________

1     Formerly, Investor Shares.

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- EQUITY FUNDS
--------------------------------
    FINANCIAL STATEMENTS -- CONTINUED
--------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS

                                                    MID-CAP                       SMALL-CAP                     SMALL-CAP
                                                   CORE FUND                      CORE FUND                    GROWTH FUND
                                         -----------------------------   ---------------------------   ----------------------------
                                           FOR THE         FOR THE          FOR THE                      FOR THE         FOR THE
                                          SIX-MONTH         PERIOD         SIX-MONTH      FOR THE       SIX-MONTH        PERIOD
                                         PERIOD ENDED    DECEMBER 20,    PERIOD ENDED   FISCAL YEAR    PERIOD ENDED   DECEMBER 20,
                                         DECEMBER 31,   2005 1 THROUGH   DECEMBER 31,      ENDED       DECEMBER 31,      2005 1
                                             2006          JUNE 30,          2006         JUNE 30,         2006          THROUGH
                                         (UNAUDITED)         2006         (UNAUDITED)       2006       (UNAUDITED)    JUNE 30, 2006
                                         ------------   --------------   ------------   ------------   ------------   -------------
INCREASE (DECREASE) IN NET ASSETS:
Operations:
    Net investment income (loss).......  $     26,880   $       16,139   $   (141,062)  $   (359,836)  $    (4,174)   $       4,042
    Net realized gain (loss)
        on investments.................      (147,391)        (189,252)     1,627,597      8,907,810       (153,466)       (124,883)
    Net increase (decrease) in
        unrealized appreciation
        (depreciation) on investments..       481,850          109,265      1,079,312     (1,937,594)       147,163         107,344
                                         ------------   --------------   ------------   ------------   ------------   -------------
    Net increase (decrease) in net
        assets resulting from
        operations.....................       361,339          (63,848)     2,565,847      6,610,380        (10,477)        (21,581)
                                         ------------   --------------   ------------   ------------   ------------   -------------
Distributions to shareholders from:
    Net investment income:
        Institutional Shares...........       (30,484)         (13,748)            --             --             --              --
        A Shares 2.....................           (52)             (10)            --             --             --              --
                                         ------------   --------------   ------------   ------------   ------------   -------------
                                              (30,536)         (13,758)            --             --             --              --
                                         ------------   --------------   ------------   ------------   ------------   -------------
    Net realized gains:
        Institutional Shares...........            --               --     (5,710,549)    (3,319,222)            --              --
        A Shares 2.....................            --               --         (1,582)            --             --              --
                                         ------------   --------------   ------------   ------------   ------------   -------------
                                                   --               --     (5,712,131)    (3,319,222)            --              --
                                         ------------   --------------   ------------   ------------   ------------   -------------
Total distributions....................       (30,536)         (13,758)    (5,712,131)    (3,319,222)            --              --
                                         ------------   --------------   ------------   ------------   ------------   -------------
Fund share transactions (Note 6):
    Proceeds from shares sold..........        33,748        6,372,244        612,542      6,908,260         54,849       3,532,700
    Cost of shares issued on
        reinvestment of distributions..         6,869            3,047      4,876,283      2,519,931             --              --
    Cost of shares redeemed............    (2,252,513)        (322,918)   (11,792,224)   (17,469,366)    (1,384,055)       (157,889)
                                         ------------   --------------   ------------   ------------   ------------   -------------
Net increase (decrease) in net assets
    from Fund share transactions.......    (2,211,896)       6,052,373     (6,303,399)    (8,041,175)    (1,329,206)      3,374,811
                                         ------------   --------------   ------------   ------------   ------------   -------------
Total increase (decrease) in net assets    (1,881,093)       5,974,767     (9,449,683)    (4,750,017)    (1,339,683)      3,353,230
NET ASSETS:
    Beginning of period................     5,974,767               --     48,760,170     53,510,187      3,353,230              --
                                         ------------   --------------   ------------   ------------   ------------   -------------
    End of period......................  $  4,093,674   $    5,974,767   $ 39,310,487   $ 48,760,170   $  2,013,547   $   3,353,230
                                         ============   ==============   ============   ============   ============   =============
Undistributed net investment income
    (accumulated loss).................  $      2,360   $        6,016   $   (150,946)  $     (9,884)  $     (5,097)  $        (923)
                                         ------------   --------------   ------------   ------------   ------------   -------------

_________________

1     Commencement of operations.

2     Formerly, Investor Shares.

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- EQUITY FUNDS
--------------------------------
    FINANCIAL STATEMENTS -- CONTINUED
--------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS

                                                                   SMALL-CAP
                                                                   VALUE FUND
                                                         -----------------------------
                                                           FOR THE          FOR THE
                                                          SIX-MONTH          PERIOD
                                                         PERIOD ENDED     DECEMBER 20,
                                                         DECEMBER 31,    2005 1 THROUGH
                                                             2006           JUNE 30,
                                                         (UNAUDITED)         2006 1
                                                         ------------    --------------
INCREASE (DECREASE) IN NET ASSETS:
Operations:
    Net investment income ............................   $      5,619    $        6,108
    Net realized gain (loss) on investments ..........          4,138            (8,317)
    Net increase (decrease) in unrealized appreciation
      (depreciation) on investments ..................        185,400            27,519
                                                         ------------    --------------
    Net increase in net assets resulting from
      operations .....................................        195,157            25,310
                                                         ------------    --------------
Distributions to shareholders from:
    Net investment income:
      Institutional Shares ...........................         (6,340)           (4,257)
      A Shares 2 .....................................            (66)              (20)
                                                         ------------    --------------
Total distributions ..................................         (6,406)           (4,277)
                                                         ------------    --------------
Fund share transactions (Note 6):
    Proceeds from shares sold ........................         99,648         1,357,000
    Cost of shares issued on reinvestment of
      distributions ..................................          5,302             3,719
    Cost of shares redeemed ..........................       (193,516)               --
                                                         ------------    --------------
Net increase (decrease) in net assets from Fund
    share transactions ...............................        (88,566)        1,360,719
                                                         ------------    --------------
Total increase in net assets .........................        100,185         1,381,752
NET ASSETS:
    Beginning of period ..............................      1,381,752                --
                                                         ------------    --------------
    End of period ....................................   $  1,481,937    $    1,381,752
                                                         ============    ==============
Undistributed net investment income ..................   $      2,187    $        2,974
                                                         ------------    --------------

_____________

1     Commencement of operations.

2     Formerly, Investor Shares.

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- EQUITY FUNDS
--------------------------------
    FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The following tables include selected data for a share outstanding throughout each period and other performance information derived from the financial statements. The total returns in the tables represent the rate an investor would have earned or lost on an investment in the Funds (assuming reinvestment of all dividends and distributions). This information should be read in conjunction with the financial statements and notes thereto.

                                                        FOR THE
                                                       SIX-MONTHS
                                                         ENDED
                                                      DECEMBER 31,                 FOR THE FISCAL YEARS ENDED JUNE 30,
                                                          2006          ----------------------------------------------------------
LARGE-CAP CORE FUND -- INSTITUTIONAL SHARES           (UNAUDITED)         2006         2005        2004        2003         2002
                                                      ------------      --------     --------    --------    --------     --------
NET ASSET VALUE -- BEGINNING OF PERIOD ............   $      16.36      $  15.61     $  14.87    $  13.14    $ 13.68      $  18.17
                                                      ------------      --------     --------    --------    --------     --------
INVESTMENT OPERATIONS:
    Net investment income .........................           0.10 1        0.14 1       0.45        0.10        0.15         0.11
    Net realized and unrealized gain (loss) on
      investments .................................           1.47          0.86         0.65        1.78       (0.55)       (4.15)
                                                      ------------      --------     --------    --------    --------     --------
       Total from investment operations ...........           1.57          1.00         1.10        1.88       (0.40)       (4.04)
                                                      ------------      --------     --------    --------    --------     --------
DISTRIBUTIONS:
    From net investment income ....................          (0.05)        (0.25)       (0.36)      (0.15)      (0.11)       (0.08)
    From net realized gains .......................             --            --           --          --       (0.03)       (0.37)
                                                      ------------      --------     --------    --------    --------     --------
       Total distributions ........................          (0.05)        (0.25)       (0.36)      (0.15)      (0.14)       (0.45)
                                                      ------------      --------     --------    --------    --------     --------
NET ASSET VALUE -- END OF PERIOD ..................   $      17.88      $  16.36     $  15.61    $  14.87    $  13.14     $  13.68
                                                      ============      ========     ========    ========    ========     ========
TOTAL RETURN ......................................           9.62%**       6.41%        7.51%      14.38%      (2.86)%     (22.66)%

RATIOS (TO AVERAGE NET ASSETS)/SUPPLEMENTAL DATA: 2
    Expenses:
       Including expense limitations...............           0.80%*        0.80%        0.80%       0.80%       0.80%        0.80%
       Excluding expense limitations...............           1.15%*        1.14%        1.43%       1.13%       1.05%        1.00%
    Net investment income..........................           1.23%*        0.85%        1.16%       0.73%       1.04%        0.64%
Portfolio turnover rate............................             42%**         91%         113%         27%         50%          68%
Net assets at the end of period (000 omitted)......   $     37,947      $ 51,896     $ 26,829    $ 58,794    $ 61,380     $ 80,831

_____________

*     Annualized

**    Not annualized

1 The net investment income per share was calculated using the average shares outstanding method.

2 For the periods prior to July 1, 2005, the Fund operated as a feeder fund in a master-feeder structure. The expense and net investment income ratios include expenses allocated from the master fund, WT Investment Trust I -- Large Cap Core Series (the "Series"), and the portfolio turnover rate reflects investment activity of the Series. Effective July 1, 2005, the Fund no longer operates in a master-feeder structure.

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- EQUITY FUNDS
--------------------------------
    FINANCIAL HIGHLIGHTS -- CONTINUED
--------------------------------------------------------------------------------

                                                           FOR THE
                                                          SIX-MONTHS       FOR THE PERIOD
                                                            ENDED           DECEMBER 20,
                                                         DECEMBER 31,      2005 1 THROUGH
                                                             2006             JUNE 30,
                                                         (UNAUDITED)            2006
                                                         ------------      --------------
LARGE-CAP CORE FUND -- A SHARES 2

NET ASSET VALUE -- BEGINNING OF PERIOD ...............   $      16.35      $        16.43
                                                         ------------      --------------
INVESTMENT OPERATIONS:
    Net investment income 3 ..........................           0.08                0.06
    Net realized and unrealized gain (loss)
      on investments .................................           1.47               (0.05)
                                                         ------------      --------------
       Total from investment operations ..............           1.55                0.01
                                                         ------------      --------------
DISTRIBUTIONS:
    From net investment income .......................          (0.04)              (0.09)
                                                         ------------      --------------
       Total distributions ...........................          (0.04)              (0.09)
                                                         ------------      --------------
NET ASSET VALUE -- END OF PERIOD .....................   $      17.86      $        16.35
                                                         ============      ==============

TOTAL RETURN 4........................................           9.51%**             0.06%**

RATIOS (TO AVERAGE NET ASSETS)/SUPPLEMENTAL DATA:
    Expenses:
          Including expense limitations...............           1.05%*              1.05%*
          Excluding expense limitations...............           1.40%*              1.37%*
    Net investment income ............................           0.98%*              0.72%*
Portfolio turnover rate ..............................             42%**               91% 5
Net assets at the end of period (000 omitted).........   $         11      $           10

___________

*    Annualized

**   Not annualized

1    Commencement of operations.

2    Formerly, Investor Shares.

3 The net investment income per share was calculated using the average shares outstanding method.

4 Total return does not reflect the impact of the maximum front-end sales load of 3.50%. If reflected, the return would be lower.

5 Represents the portfolio turnover rate for the Fund for the year ended June 30, 2006.

The  accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- EQUITY FUNDS
--------------------------------
    FINANCIAL HIGHLIGHTS -- CONTINUED
--------------------------------------------------------------------------------

                                                        FOR THE
                                                       SIX-MONTHS
                                                         ENDED
                                                      DECEMBER 31,                 FOR THE FISCAL YEARS ENDED JUNE 30,
                                                          2006          ---------------------------------------------------------
LARGE-CAP GROWTH FUND -- INSTITUTIONAL SHARES         (UNAUDITED)         2006         2005 1       2004       2003        2002
                                                      ------------      --------      --------    --------   -------     --------
NET ASSET VALUE -- BEGINNING OF PERIOD ............   $      10.73      $  10.31      $   9.93    $   8.73   $  8.70     $  12.69
                                                      ------------      --------      --------    --------   -------     --------
INVESTMENT OPERATIONS:
    Net investment income..........................           0.01 4          -- 2,4      0.03        0.01        -- 2         -- 2
    Net realized and unrealized gain (loss) on
      investments .................................           0.91          0.42          0.38        1.20      0.03        (3.99)
                                                      ------------      --------      --------    --------   -------     --------
       Total from investment operations ...........           0.92          0.42          0.41        1.21      0.03        (3.99)
                                                      ------------      --------      --------    --------   -------     --------
DISTRIBUTIONS:
    From net investment income ....................          (0.01)           -- 2       (0.03)      (0.01)       --           --
                                                      ------------      --------      --------    --------   -------     --------
       Total distributions ........................          (0.01)           --         (0.03)      (0.01)       --           --
                                                      ------------      --------      --------    --------   -------     --------
NET ASSET VALUE - END OF PERIOD ...................   $      11.64      $  10.73      $  10.31    $   9.93   $  8.73     $   8.70
                                                      ============      ========      ========    ========   =======     ========
TOTAL RETURN.......................................           8.61%**       4.12%         4.09%      13.86%     0.35%      (31.44)%

RATIOS (TO AVERAGE NET ASSETS)/SUPPLEMENTAL DATA: 3
    Expenses:
       Including expense limitations...............           1.12%*        1.13%         1.10%       0.98%     0.95%        0.85%
       Excluding expense limitations...............           1.13%*        1.15%         1.15%       1.01%     0.98%        0.85%
    Net investment income (loss)...................           0.20%*       (0.01)%        0.28%       0.08%   (0.02)%       (0.04)%
Portfolio turnover rate............................             29%**        129%          230%         87%       51%          75%
Net assets at the end of period (000 omitted) .....   $     42,489      $ 50,321      $ 35,809    $ 49,418   $58,620     $ 76,892

___________

*     Annualized

**    Not annualized

1 Effective December 15, 2004, Rodney Square Management Corporation replaced Roxbury Capital Management, LLC as the Adviser to the Large-Cap Growth Fund.

2     Less than $0.01 per share.

3 For the periods prior to July 1, 2005, the Fund operated as a feeder fund in a master-feeder structure. The expense and net investment income (loss) ratios include expenses allocated from the master fund, WT Investment Trust I--WT Large Cap Growth Series (the "Series "), and the portfolio turnover rate reflects investment activity of the Series. Effective July 1, 2005, the Fund no longer operates in a master-feeder structure.

4 The net investment income (loss) per share was calculated using the average shares outstanding method.

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- EQUITY FUNDS
--------------------------------
    FINANCIAL HIGHLIGHTS -- CONTINUED
--------------------------------------------------------------------------------

                                                           FOR THE
                                                          SIX-MONTHS       FOR THE PERIOD
                                                            ENDED           DECEMBER 20,
                                                         DECEMBER 31,          2005 1
                                                             2006             THROUGH
                                                         (UNAUDITED)       JUNE 30, 2006
                                                         ------------      --------------
LARGE-CAP GROWTH FUND -- A SHARES 2

NET ASSET VALUE -- BEGINNING OF PERIOD ...............   $      10.72      $        11.10
                                                         ------------      --------------
INVESTMENT OPERATIONS:
    Net investment loss 3 ............................             -- 6             (0.01)
    Net realized and unrealized gain (loss) on
     investments .....................................           0.91               (0.37)
                                                         ------------      --------------
      Total from investment operations ...............           0.91               (0.38)
                                                         ------------      --------------
DISTRIBUTIONS:
    From net investment income........................             -- 6                --
                                                         ------------      --------------
       Total distributions............................             -- 6                --
                                                         ------------      --------------
NET ASSET VALUE -- END OF PERIOD .....................   $      11.63      $        10.72
                                                         ============      ==============

TOTAL RETURN 4 .......................................           8.53%**            (3.42)%**

RATIOS (TO AVERAGE NET ASSETS)/SUPPLEMENTAL DATA:
    Expenses:
          Including expense limitations...............           1.37%*              1.38%*
          Excluding expense limitations...............           1.38%*              1.40%*
    Net investment loss ..............................          (0.05)%*            (0.12)%*
Portfolio turnover rate ..............................             29%**              129% 5
Net assets at the end of period (000 omitted).........   $         10      $           10

___________

*    Annualized

**   Not annualized

1    Commencement of operations.

2    Formerly, Investor Shares.

3 The net investment loss per share was calculated using the average shares outstanding method.

4 Total return does not reflect the impact of the maximum front-end sales load of 3.50%. If reflected, the return would be lower.

5 Represents the portfolio turnover rate for the Fund for the year ended June 30, 2006.

6     Less than $0.01 per share.

The  accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- EQUITY FUNDS
--------------------------------
    FINANCIAL HIGHLIGHTS -- CONTINUED
--------------------------------------------------------------------------------

                                                        FOR THE
                                                       SIX-MONTHS
                                                         ENDED
                                                      DECEMBER 31,                FOR THE FISCAL YEARS ENDED JUNE 30,
                                                          2006          -------------------------------------------------------
LARGE-CAP VALUE FUND -- INSTITUTIONAL SHARES          (UNAUDITED)         2006       2005        2004        2003        2002
                                                      ------------      -------    --------    --------    --------    --------
NET ASSET VALUE -- BEGINNING OF PERIOD ............   $      10.91      $ 10.16    $   9.45    $   8.19    $   8.20    $  11.13
                                                      ------------      -------    --------    --------    --------    --------
INVESTMENT OPERATIONS:
    Net investment income..........................           0.09 2       0.10 2      0.12        0.08        0.06        0.07
    Net realized and unrealized gain (loss) on
      investments .................................           1.18         0.81        0.70        1.26        0.01       (2.68)
                                                      ------------      -------    --------    --------    --------    --------
       Total from investment operations ...........           1.27         0.91        0.82        1.34        0.07       (2.61)
                                                      ------------      -------    --------    --------    --------    --------
DISTRIBUTIONS:
    From net investment income ....................          (0.09)       (0.16)      (0.11)      (0.08)      (0.07)      (0.09)
    From net realized gains .......................             --           --          --          --       (0.01)      (0.23)
                                                      ------------      -------    --------    --------    --------    --------
       Total distributions ........................          (0.09)       (0.16)      (0.11)      (0.08)      (0.08)      (0.32)
                                                      ------------      -------    --------    --------    --------    --------
NET ASSET VALUE -- END OF PERIOD ..................   $      12.09      $ 10.91    $  10.16    $   9.45    $   8.19    $   8.20
                                                      ============      =======    ========    ========    ========    ========
TOTAL RETURN.......................................          11.70%**      8.99%       8.66%      16.47%       0.92%     (24.02)%
RATIOS (TO AVERAGE NET ASSETS)/SUPPLEMENTAL DATA: 1
    Expenses:
       Including expense limitations...............           1.15%*       1.04%       1.02%       1.00%       1.06%       0.92%
       Excluding expense limitations...............           1.16%*       1.06%       1.05%       1.03%       1.13%       0.93%
    Net investment income..........................           1.59%*       0.91%       1.13%       0.94%       0.93%       0.66%
Portfolio turnover rate............................             48%**       129%         28%         26%         87%        100%
Net assets at the end of period (000 omitted)......   $     41,983      $42,421    $ 47,968    $ 51,729    $ 47,301    $ 52,064

_____________

*     Annualized

**    Not annualized

1 For the periods prior to July 1, 2005, the Fund operated as a feeder fund in a master-feeder structure. The expense and net investment income ratios included expenses allocated from the master fund, WT Investment Trust I -- Large Cap Value Series (the "Series"), and the portfolio turnover rate reflects investment activity of the Series. Effective July 1, 2005, the Fund no longer operates in a master-feeder structure.

2 The net investment income per share was calculated using the average shares outstanding method.

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- EQUITY FUNDS
--------------------------------
    FINANCIAL HIGHLIGHTS -- CONTINUED
--------------------------------------------------------------------------------

                                                           FOR THE
                                                          SIX-MONTHS       FOR THE PERIOD
                                                            ENDED           DECEMBER 20,
                                                         DECEMBER 31,          2005 1
                                                             2006             THROUGH
                                                         (UNAUDITED)       JUNE 30, 2006
                                                         ------------      --------------
LARGE-CAP VALUE FUND -- A SHARES 2

NET ASSET VALUE -- BEGINNING OF PERIOD ...............   $      10.91      $        10.59
                                                         ------------      --------------
INVESTMENT OPERATIONS:
    Net investment income 3 ..........................           0.08                0.04
    Net realized and unrealized gain on investments ..           1.18                0.31
                                                         ------------      --------------
       Total from investment operations ..............           1.26                0.35
                                                         ------------      --------------
DISTRIBUTIONS:
    From investment income ...........................          (0.08)              (0.03)
                                                         ------------      --------------
       Total distributions ...........................          (0.08)              (0.03)
                                                         ------------      --------------
NET ASSET VALUE -- END OF PERIOD .....................   $      12.09      $        10.91
                                                         ============      ==============

TOTAL RETURN 4 .......................................          11.57%**             3.36%**

RATIOS (TO AVERAGE NET ASSETS)/SUPPLEMENTAL DATA:
    Expenses:
          Including expense limitations ..............           1.40%*              1.34%*
          Excluding expense limitations ..............           1.41%*              1.38%*
    Net investment income ............................           1.34%*              0.77%*
Portfolio turnover rate ..............................             48%**              129% 5
Net assets at the end of period (000 omitted) ........   $         33      $           10

____________

*    Annualized

**   Not annualized

1    Commencement of operations.

2    Formerly, Investor Shares.

3 The net investment income per share was calculated using the average shares outstanding method.

4 Total return does not reflect the impact of the maximum front-end sales load of 3.50%. If reflected, the return would be lower.

5 Represents the portfolio turnover rate for the Fund for the year ended June 30, 2006.

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- EQUITY FUNDS
--------------------------------
    FINANCIAL HIGHLIGHTS -- CONTINUED
--------------------------------------------------------------------------------

                                                           FOR THE
                                                          SIX-MONTHS       FOR THE PERIOD
                                                            ENDED          DECEMBER 20,
                                                         DECEMBER 31,          2005 1
                                                             2006             THROUGH
                                                         (UNAUDITED)       JUNE 30, 2006
                                                         ------------      --------------
MID-CAP CORE FUND -- INSTITUTIONAL SHARES

NET ASSET VALUE -- BEGINNING OF PERIOD ...............   $      10.06      $        10.00
                                                         ------------      --------------
INVESTMENT OPERATIONS:
    Net investment income 2 ..........................           0.05                0.03
    Net realized and unrealized gain on investments ..           0.79                0.05
                                                         ------------      --------------
       Total from investment operations ..............           0.84                0.08
                                                         ------------      --------------
DISTRIBUTIONS:
    From investment income ...........................          (0.06)              (0.02)
                                                         ------------      --------------
       Total distributions ...........................          (0.06)              (0.02)
                                                         ------------      --------------
NET ASSET VALUE -- END OF PERIOD .....................   $      10.84      $        10.06
                                                         ============      ==============

TOTAL RETURN..........................................           8.41%**             0.83%**

RATIOS (TO AVERAGE NET ASSETS)/SUPPLEMENTAL DATA:
    Expenses:
          Including expense limitations...............           1.00%*              1.00%*
          Excluding expense limitations...............           3.84%*              5.24%*
    Net investment income ............................           1.05%*              0.64%*
Portfolio turnover rate ..............................             34%**               63%**
Net assets at the end of period (000 omitted).........   $      4,083      $        5,965

____________

*    Annualized

**   Not annualized

1    Commencement of operations.

2 The net investment income per share was calculated using the average shares outstanding method.

The  accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- EQUITY FUNDS
--------------------------------
    FINANCIAL HIGHLIGHTS -- CONTINUED
--------------------------------------------------------------------------------

                                                           FOR THE
                                                          SIX-MONTHS       FOR THE PERIOD
                                                            ENDED           DECEMBER 20,
                                                         DECEMBER 31,          2005 1
                                                             2006             THROUGH
                                                         (UNAUDITED)       JUNE 30, 2006
                                                         ------------      --------------
MID-CAP CORE FUND -- A SHARES 2

NET ASSET VALUE -- BEGINNING OF PERIOD ...............   $      10.06      $        10.00
                                                         ------------      --------------
INVESTMENT OPERATIONS:
    Net investment income 3 ..........................           0.04                0.03
    Net realized and unrealized gain on investments ..           0.79                0.04
                                                         ------------      --------------
       Total from investment operations ..............           0.83                0.07
                                                         ------------      --------------
DISTRIBUTIONS:
    From investment income ...........................          (0.05)              (0.01)
                                                         ------------      --------------
       Total distributions ...........................          (0.05)              (0.01)
                                                         ------------      --------------
NET ASSET VALUE -- END OF PERIOD .....................   $      10.84      $        10.06
                                                         ============      ==============

TOTAL RETURN 4 .......................................           8.28%**             0.71%**

RATIOS (TO AVERAGE NET ASSETS)/SUPPLEMENTAL DATA:
    Expenses:
          Including expense limitations...............           1.25%*              1.25%*
          Excluding expense limitations...............           4.09%*              6.02%*
    Net investment income ............................           0.80%*              0.51%*
Portfolio turnover rate ..............................             34%**               63%**
Net assets at the end of period (000 omitted).........   $         11      $           10

__________

*    Annualized

**   Not annualized

1    Commencement of operations.

2    Formerly, Investor Shares.

3 The net investment income per share was calculated using the average shares outstanding method.

4 Total return does not reflect the impact of the maximum front-end sales load of 3.50%. If reflected, the return would be lower.

The  accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- EQUITY FUNDS
--------------------------------
    FINANCIAL HIGHLIGHTS -- CONTINUED
--------------------------------------------------------------------------------

                                                        FOR THE
                                                       SIX-MONTHS
                                                         ENDED
                                                      DECEMBER 31,                FOR THE FISCAL YEARS ENDED JUNE 30,
                                                          2006          --------------------------------------------------------
SMALL-CAP CORE FUND -- INSTITUTIONAL SHARES           (UNAUDITED)         2006       2005        2004        2003         2002
                                                      ------------      --------   --------    --------     -------     --------
NET ASSET VALUE -- BEGINNING OF PERIOD ............   $      11.29      $  0.63    $  10.75    $   8.59     $  9.15     $  10.63
                                                      ------------      -------    --------    --------     -------     --------
INVESTMENT OPERATIONS:
    Net investment loss 1 .........................          (0.04)       (0.07)      (0.07)      (0.07)      (0.02)          -- 2
    Net realized and unrealized gain (loss) on
      investments..................................           0.84         1.48        0.67        2.23       (0.54)       (1.47)
                                                      ------------      -------    --------    --------     -------     --------
       Total from investment operations............           0.80         1.41        0.60        2.16       (0.56)       (1.47)
                                                      ------------      -------    --------    --------     -------     --------
DISTRIBUTIONS:
    From net investment income.....................             --        (0.26)         --          --          --        (0.01)
    From net realized gains .......................          (1.69)       (0.49)      (0.72)         --          --           --
                                                      ------------      -------    --------    --------     -------     --------
       Total distributions.........................          (1.69)       (0.75)      (0.72)         --          --        (0.01)
                                                      ------------      -------    --------    --------     -------     --------
NET ASSET VALUE -- END OF PERIOD ..................   $      10.40      $ 11.29    $  10.63    $  10.75     $  8.59     $   9.15
                                                      ============      =======    ========    ========     =======     ========
TOTAL RETURN ......................................          6.94%**     13.65%       5.65%      25.15%      (6.12)%     (13.84)%
RATIOS (TO AVERAGE NET ASSETS)/SUPPLEMENTAL DATA: 3
    Expenses:
       Including expense limitations...............          1.52%*       1.34%       1.27%       1.19%       1.00%        0.89%
       Excluding expense limitations ..............          1.53%*       1.36%       1.29%       1.21%       1.01%        0.89%
    Net investment loss............................        (0.65)%*     (0.70)%     (0.69)%     (0.74)%     (0.21)%      (0.03)%
Portfolio turnover rate............................            60%**       142%         15%        142%         62%          44%
Net assets at the end of period (000 omitted) .....   $     39,299      $48,750    $ 53,510    $ 73,324     $73,700     $106,915

_____________

*     Annualized

**    Not annualized

1 The net investment loss per share was calculated using the average shares outstanding method.

2     Less than $0.01 per share.

3 For the periods presented through November 30, 2003, the Fund operated as a feeder fund in a master-feeder structure. The expense and net investment loss ratios include expenses allocated from the master fund, WT Investment Trust I -- Small Cap Core Series (the "Series"), and the portfolio turnover rate reflected investment activity of the Series. For the period December 1, 2003 through December 31, 2006, the Fund operated in a "fund-of-funds" structure. The expense and net investment income (loss) ratios during this period include expenses allocated from the underlying funds, WT Investment Trust I -- Small Cap Growth Series and WT Investment Trust I -- Small Cap Value Series, and portfolio turnover rate reflects the Fund's investment activity. Effective July 1, 2005, the Portfolio no longer operates in a "fund-of-funds" structure.

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- EQUITY FUNDS
--------------------------------
    FINANCIAL HIGHLIGHTS -- CONTINUED
--------------------------------------------------------------------------------

                                                           FOR THE
                                                          SIX-MONTHS       FOR THE PERIOD
                                                            ENDED           DECEMBER 20,
                                                         DECEMBER 31,          2005 1
                                                             2006             THROUGH
                                                         (UNAUDITED)       JUNE 30, 2006
                                                         ------------      --------------
SMALL-CAP CORE FUND -- A SHARES 2

NET ASSET VALUE -- BEGINNING OF PERIOD ...............   $      11.27      $        10.67
                                                         ------------      --------------
INVESTMENT OPERATIONS:
    Net investment loss 3 ............................          (0.05)              (0.06)
    Net realized and unrealized gain on investments ..           0.84                0.66
                                                         ------------      --------------
       Total from investment operations ..............           0.79                0.60
                                                         ------------      --------------
DISTRIBUTIONS:
    From net realized gains ..........................          (1.69)                 --
                                                         ------------      --------------
       Total distributions ...........................          (1.69)                 --
                                                         ------------      --------------
NET ASSET VALUE -- END OF PERIOD .....................   $      10.37      $        11.27
                                                         ============      ==============
TOTAL RETURN 4........................................          6.88%**             5.62%**

RATIOS (TO AVERAGE NET ASSETS)/SUPPLEMENTAL DATA:
    Expenses:
          Including expense limitations...............          1.77%*              1.64%*
          Excluding expense limitations...............          1.78%*              1.67%*
    Net investment loss ..............................        (0.90)%*            (0.96)%*
Portfolio turnover rate ..............................            60%**              142% 5
Net assets at the end of period (000 omitted).........   $         11      $           11

_____________

*     Annualized

**    Not annualized

1     Commencement of operations.

2     Formerly, Investor Shares.

3 The net investment loss per share was calculated using the average shares outstanding method.

4 Total return does not reflect the impact of the maximum front-end sales load of 3.50%. If reflected, the return would be lower.

5 Represents the portfolio turnover rate for the Fund for the year ended June 30, 2006.

  The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- EQUITY FUNDS
--------------------------------
    FINANCIAL HIGHLIGHTS -- CONTINUED
--------------------------------------------------------------------------------

                                                           FOR THE
                                                          SIX-MONTHS       FOR THE PERIOD
                                                            ENDED           DECEMBER 20,
                                                         DECEMBER 31,          2005 1
                                                             2006             THROUGH
                                                         (UNAUDITED)       JUNE 30, 2006
                                                         ------------      --------------
SMALL-CAP GROWTH FUND -- INSTITUTIONAL SHARES

NET ASSET VALUE -- BEGINNING OF PERIOD ...............   $      10.33      $        10.00
                                                         ------------      --------------
INVESTMENT OPERATIONS:
    Net investment loss 2 ............................          (0.02)              (0.01)
    Net realized and unrealized gain on investments ..           0.32                0.34
                                                         ------------      --------------
       Total from investment operations ..............           0.30                0.33
                                                         ------------      --------------
NET ASSET VALUE -- END OF PERIOD .....................   $      10.63      $        10.33
                                                         ============      ==============
TOTAL RETURN..........................................          2.90%**             3.30%**

RATIOS (TO AVERAGE NET ASSETS)/SUPPLEMENTAL DATA:
    Expenses:
          Including expense limitations...............          1.05%*              1.05%*
          Excluding expense limitations...............          7.81%*              8.17%*
    Net investment loss ..............................        (0.36)%*            (0.25)%*
Portfolio turnover rate ..............................            25%**               55%**
Net assets at the end of period (000 omitted).........   $      2,003      $        3,343

__________

*     Annualized

**    Not annualized

1     Commencement of operations.

2 The net investment loss per share was calculated using the average shares outstanding method.

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- EQUITY FUNDS
--------------------------------
    FINANCIAL HIGHLIGHTS -- CONTINUED
--------------------------------------------------------------------------------

                                                           FOR THE
                                                          SIX-MONTHS       FOR THE PERIOD
                                                            ENDED           DECEMBER 20,
                                                         DECEMBER 31,          2005 1
                                                             2006             THROUGH
                                                         (UNAUDITED)       JUNE 30, 2006
                                                         ------------      --------------
SMALL-CAP GROWTH FUND -- A SHARES 2

NET ASSET VALUE -- BEGINNING OF PERIOD ...............   $      10.32      $        10.00
                                                         ------------      --------------
INVESTMENT OPERATIONS:
    Net investment loss 3 ............................          (0.03)              (0.03)
    Net realized and unrealized gain on investments ..           0.31                0.35
                                                         ------------      --------------
       Total from investment operations ..............           0.28                0.32
                                                         ------------      --------------
NET ASSET VALUE -- END OF PERIOD .....................   $      10.60      $        10.32
                                                         ============      ==============
TOTAL RETURN 4 .......................................          2.71%**             3.20%**

RATIOS (TO AVERAGE NET ASSETS)/SUPPLEMENTAL DATA:
    Expenses:
          Including expense limitations...............          1.30%*              1.30%*
          Excluding expense limitations...............          8.07%*              9.39%*
    Net investment loss ..............................        (0.61)%*            (0.54)%*
Portfolio turnover rate ..............................            25%**               55%**
Net assets at the end of period (000 omitted).........   $         11      $           10

___________

*     Annualized

**    Not annualized

1     Commencement of operations.

2     Formerly, Investor Shares.

3 The net investment loss per share was calculated using the average shares outstanding method.

4 Total return does not reflect the impact of the maximum front-end sales load of 3.50%. If reflected, the return would be lower.

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- EQUITY FUNDS
--------------------------------
    FINANCIAL HIGHLIGHTS -- CONTINUED
--------------------------------------------------------------------------------

                                                           FOR THE
                                                          SIX-MONTHS       FOR THE PERIOD
                                                            ENDED           DECEMBER 20,
                                                         DECEMBER 31,          2005 1
                                                             2006             THROUGH
                                                         (UNAUDITED)       JUNE 30, 2006
                                                         ------------      --------------
SMALL-CAP VALUE FUND -- INSTITUTIONAL SHARES

NET ASSET VALUE -- BEGINNING OF PERIOD ...............   $      10.38      $        10.00
                                                         ------------      --------------
INVESTMENT OPERATIONS:
    Net investment income 2 ..........................           0.04                0.05
    Net realized and unrealized gain on investments ..           1.38                0.36
                                                         ------------      --------------
       Total from investment operations ..............           1.42                0.41
                                                         ------------      --------------
DISTRIBUTIONS:
    From investment income ...........................          (0.05)              (0.03)
                                                         ------------      --------------
       Total distributions ...........................          (0.05)              (0.03)
                                                         ------------      --------------
NET ASSET VALUE -- END OF PERIOD .....................   $      11.75      $        10.38
                                                         ============      ==============
TOTAL RETURN..........................................         13.69%**             4.13%**

RATIOS (TO AVERAGE NET ASSETS)/SUPPLEMENTAL DATA:
    Expenses:
          Including expense limitations...............          1.05%*              1.05%*
          Excluding expense limitations...............         10.83%*             18.03%*
    Net investment income ............................          0.76%*              0.92%*
Portfolio turnover rate ..............................            66%**               60%**
Net assets at the end of period (000 omitted).........   $      1,459      $        1,371

____________

*     Annualized

**    Not annualized

1     Commencement of operations.

2 The net investment income per share was calculated using the average shares outstanding method.

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- EQUITY FUNDS
--------------------------------
    FINANCIAL HIGHLIGHTS -- CONTINUED
--------------------------------------------------------------------------------

                                                           FOR THE
                                                          SIX-MONTHS       FOR THE PERIOD
                                                            ENDED           DECEMBER 20,
                                                         DECEMBER 31,          2005 1
                                                             2006             THROUGH
                                                         (UNAUDITED)       JUNE 30, 2006
                                                         ------------      --------------
SMALL-CAP VALUE FUND -- A SHARES 2

NET ASSET VALUE -- BEGINNING OF PERIOD ...............   $      10.38      $        10.00
                                                         ------------      --------------
INVESTMENT OPERATIONS:
    Net investment income 3 ..........................           0.03                0.03
    Net realized and unrealized gain on investments ..           1.37                0.37
                                                         ------------      --------------
       Total from investment operations ..............           1.40                0.40
                                                         ------------      --------------
DISTRIBUTIONS:
    From investment income ...........................          (0.03)              (0.02)
                                                         ------------      --------------
       Total distributions ...........................          (0.03)              (0.02)
                                                         ------------      --------------
NET ASSET VALUE -- END OF PERIOD .....................   $      11.75      $        10.38
                                                         ============      ==============
TOTAL RETURN 4 .......................................         13.55%**             4.00%**

RATIOS (TO AVERAGE NET ASSETS)/SUPPLEMENTAL DATA:
    Expenses:
          Including expense limitations...............          1.30%*              1.30%*
          Excluding expense limitations...............         11.08%*             18.51%*
    Net investment income ............................          0.51%*              0.58%*
Portfolio turnover rate ..............................            66%**               60%**
Net assets at the end of period (000 omitted).........   $         23      $           10

____________

*     Annualized

**    Not annualized

1     Commencement of operations.

2     Formerly, Investor Shares.

3 The net investment income per share was calculated using the average shares outstanding method.

4 Total return does not reflect the impact of the maximum front-end sales load of 3.50%. If reflected, the return would be lower. The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- EQUITY FUNDS
--------------------------------
    NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

1. DESCRIPTION OF THE FUNDS. WT Mutual Fund (the "Trust") is registered under the Investment Company Act of 1940, as amended, (the "1940 Act") as an open-end management investment company and was organized as a Delaware business trust on June 1, 1994. The Amended and Restated Agreement and Declaration of Trust permits the Board of Trustees (the "Trustees") to establish series of shares, each of which constitutes a series separate and distinct from the shares of other series. As of December 31, 2006, the Trust offered 26 series, seven of which are included in these financial statements. The seven series included are: Wilmington Large-Cap Core Fund ("Large-Cap Core Fund"), Wilmington Large-Cap Growth Fund ("Large-Cap Growth Fund"), Wilmington Large-Cap Value Fund ("Large-Cap Value Fund"), Wilmington Mid-Cap Core Fund ("Mid-Cap Core Fund"), Wilmington Small-Cap Core Fund ("Small-Cap Core Fund") Wilmington Small-Cap Growth Fund ("Small-Cap Growth Fund") and Wilmington Small-Cap Value Fund ("Small-Cap Value Fund") (each, a "Fund" and collectively, the "Funds").

    Each Fund offers two classes of shares: Institutional Shares and A Shares (Formerly, Investor Shares). All classes of shares have identical voting, dividend and liquidation rights. Institutional Shares are offered to retirement plans and other institutional investors. Effective November 1, 2006. Investor Shares were renamed A Shares and are available to all investors and are subject to a Rule 12b-1 distribution fee and a maximum front-end sales charge of 3.50%.

2.  SIGNIFICANT   ACCOUNTING  POLICIES.  The  following  is  a  summary  of  the significant accounting policies of the Funds:

    SECURITY VALUATION. Securities held by the Funds which are listed on a securities exchange and for which market quotations are available are valued at the last quoted sale price of the day, or, if there is no such reported sale, securities are valued at the mean between the most recent quoted bid and ask prices. Securities traded on The Nasdaq Stock Market, Inc. ("NASDAQ") are valued in accordance with the NASDAQ Official Closing Price, which may not be the last sale price. Price information for listed securities is taken from the exchange where the security is primarily traded. Unlisted securities for which market quotations are readily available are valued at the most recent bid prices. Securities with a remaining maturity of 60 days or less are valued at amortized cost, which approximates market value, unless the Trustees determine that this does not represent fair value. Securities that do not have a readily available current market value are valued in good faith by using procedures adopted by the Trustees. When a Fund uses fair value pricing to determine NAV, securities will not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Trustees believe accurately reflects fair value. The Funds' policy is intended to result in a calculation of a Fund's NAV that fairly reflects security values as of the time of pricing. However, fair values determined pursuant to a Fund's procedures may not accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing.

    In September 2006, the Financial Accounting Standards Board (FASB) issued Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (FAS 157). FAS 157 establishes a framework for measuring fair value in generally accepted accounting principles, clarifies the definition of fair value within that framework, and expands disclosures about the use of fair value measurements. FAS 157 is intended to increase consistency and comparability among fair value estimates used in financial reporting. FAS 157 is effective for fiscal years beginning after November 15, 2007. Management does not expect the adoption of FAS 157 to have an impact on the amounts reported in the financial statements.

WILMINGTON FUNDS -- EQUITY FUNDS
--------------------------------
    NOTES TO FINANCIAL STATEMENTS (UNAUDITED) -- CONTINUED
--------------------------------------------------------------------------------

    FEDERAL INCOME TAXES. Each Fund is treated as a separate entity for Federal income tax purposes and intends to continue to qualify, or in the case of the new Funds intend to qualify, as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended, and to distribute substantially all of its income to its shareholders. Therefore, no Federal income tax provision has been made.

    On July 13, 2006, FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN 48) was released. FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Trust's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006,and is to be applied to all open tax years as of the effective date. Recent SEC guidance allows implementing FIN 48 in fund net asset value calculations as late as the fund's last net asset value calculation in the first required financial statement reporting period. As a result, the Fund will incorporate FIN 48 in its semi-annual report on December 31, 2007. At this time, management is evaluating the implications of FIN 48 and its impact in the financial statements has not yet been determined.

    SECURITY TRANSACTIONS AND INVESTMENT INCOME. Investment security transactions are accounted for on a trade date basis. Each Fund uses the specific identification method for determining realized gains and losses on investments for both financial and Federal income tax reporting purposes. Interest income is recorded on the accrual basis and includes the amortization of premium and accretion of discount. Dividend income is recorded on the ex-dividend date. The Funds record expenses as incurred. Common expenses of the Trust are allocated on a pro-rata basis among the series based on relative net assets.

    CLASS ACCOUNTING. In calculating net asset value per share for each class, investment income, realized and unrealized gains and losses and expenses, other than class specific expenses, are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day. Expenses relating to a specific class are charged directly to that class.

    DISTRIBUTIONS TO SHAREHOLDERS. Distributions from net investment income, if any, are declared and paid to shareholders quarterly. Distributions from net realized gains, if any, are declared and paid to shareholders annually.

    USE OF ESTIMATES IN THE PREPARATION OF FINANCIAL STATEMENTS. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

3. ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES. Rodney Square Management Corporation ("RSMC"), a wholly owned subsidiary of Wilmington Trust Corporation, serves as an investment adviser to each of the Funds. Wilmington Trust Investment Management, LLC ("WTIM"), also a wholly owned subsidiary of Wilmington Trust Corporation and under common control with RSMC, provides certain investment services, information, advice, assistance and facilities and performs research, statistical and investment services pursuant to a sub-advisory agreement among the Trust, RSMC and WTIM. WTIM receives


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--------------------------------
    NOTES TO FINANCIAL STATEMENTS (UNAUDITED) -- CONTINUED
--------------------------------------------------------------------------------

    a sub-advisory fee from RSMC as agreed to from time to time with RSMC. Such fee paid to WTIM will not exceed the contractual amount of RSMC's fee. Roxbury Capital Management, LLC ("Roxbury") and Cramer Rosenthal McGlynn, LLC ("CRM") manage a portion of the assets of the Small-Cap Core Fund. Wilmington Trust Corporation owns a controlling interest in CRM and Roxbury and as such are affiliated.

    For the six-months ended December 31, 2006, RSMC's fees were as follows:

                                    GROSS FEES      FEES WAIVED                   % OF AVERAGE DAILY NET ASSETS
                                    ----------      -----------     -----------------------------------------------------------
    Large-Cap Core Fund..........    $ 132,221      $   (73,509)    0.60% up to $1 billion; 0.55% of next $1 billion; and
                                                                    0.50% in excess of $2 billion

    Large-Cap Growth Fund........      136,183               --     0.60% up to $1 billion; 0.55% of next $1 billion; and
                                                                    0.50% in excess of $2 billion

    Large-Cap Value Fund.........      128,234               --     0.60% up to $1 billion; 0.55% of next $1 billion; and
                                                                    0.50% in excess of $2 billion

    Mid-Cap Core Fund............       17,893          (17,893)    0.70% up to $1 billion; 0.65% of next $1 billion; and
                                                                    0.60% in excess of $2 billion

    Small-Cap Core Fund..........       51,291               --     0.75% on those assets directly managed by RSMC

    Small-Cap Growth Fund........        8,553           (8,553)    0.75% up to $1 billion; 0.70% of next $1 billion; and
                                                                    0.65% in excess of $2 billion

    Small-Cap Value Fund.........        5,584           (5,584)    0.75% up to $1 billion; 0.70% of next $1 billion; and
                                                                    0.65% in excess of $2 billion

    For the six-months ended December 31, 2006, Roxbury's and CRM's fees for the Small-Cap Core Fund were as follows:

    CRM..........................    $  59,038      $        --     0.75% up to $1 billion; 0.70% of next $1 billion; and
                                                                    0.65% in excess of $2 billion of asset managed by CRM

    Roxbury .....................       68,647               --     1.00% up to $1 billion; 0.95% of next $1 billion; and
                                                                    0.90% in excess of $2 billion of assets managed by Roxbury


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--------------------------------------------------------------------------------

    RSMC has contractually agreed to waive a portion of its advisory fee or reimburse for other operating expenses (excluding taxes, extraordinary expenses, brokerage commissions and interest) to the extent that total annual Fund operating expenses, excluding class-specific expenses (such as Rule 12b-1 or shareholder services), exceed the following percentages of average daily net assets:

                                       EXPENSE LIMITATION*    EXPIRATION DATE
                                       -------------------    ---------------

    Large-Cap Core Fund..............          0.80%           July 1, 2011
    Mid-Cap Core Fund................          1.00%           July 1, 2011
    Small-Cap Growth Fund............          1.05%           July 1, 2011
    Small-Cap Value Fund.............          1.05%           July 1, 2011

    * This expense limitation will remain in place until its expiration date unless the Trustees approve its earlier termination.

    The Funds' Chief Compliance Officer is employed and compensated by RSMC. RSMC provides compliance services to the Funds pursuant to a Compliance Services Agreement. For these services, the Trust pays RSMC an annual fee equal to three-fourths of the Chief Compliance Officer's total compensation. The fees for these services for the six-months ended December 31, 2006 are shown separately on the statements of operations.

    RSMC provides administrative services to the Funds pursuant to an Administration Agreement. For these services, the Trust pays RSMC a fee at the annual rate of 0.0185% of the Trust's first $2 billion of total aggregate daily net assets; 0.0175% of the Trust's next $2 billion of total aggregate daily net assets; 0.0125% of the Trust's next $2 billion of total aggregate daily net assets; and 0.0080% of the Trust's total aggregate daily net assets in excess of $6 billion. The fees paid to RSMC for these services for the six-months ended December 31, 2006 shown separately on the statements of operations.

    PFPC Inc. provides sub-administration and accounting services pursuant to an agreement with RSMC and the Trust for which it receives fees directly from the Funds.

    COMPENSATION OF TRUSTEES AND OFFICERS. Except for the Funds' Chief Compliance Officer, Trustees and Officers of the Funds who are employees or officers of RSMC or WTIM do not receive any compensation from the Funds. Trustees of the Funds, who are not employees or officers of RSMC or WTIM, receive compensation and reimbursement of expenses from the Funds. Under a Deferred Compensation Plan (the "Plan") adopted August 15, 2002, a disinterested Trustee may elect to defer receipt of all, or a portion, of their annual compensation. Deferred amounts are invested in shares of a series of the Trust and remain so until distributed in accordance with the Plan. Trustees' fees reflected in the accompanying financial statements include total compensation earned, whether elected to be paid in cash or deferred under the Plan.

    DISTRIBUTION FEES. The A Shares of each Fund have adopted a distribution plan under Rule 12b-1 under the 1940 Act that allows each Fund to pay a fee for the sale and distribution of A Shares, and for services provided to A Shares shareholders. The 12b-1 Plan provides for a maximum distribution fee at an annual rate of 0.25% of each Fund's average daily net assets of the A Shares.

    Wilmington Trust Company ("WTC"), an affiliate of RSMC, serves as custodian to the Funds and PFPC Trust Company serves as sub-custodian to the Funds. The Funds pay WTC for its services as custodian and WTC pays PFPC Trust Company for its services as sub-custodian. The fees for these services for the six-months ended December 31, 2006, are shown separately on the statements of operations.


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    NOTES TO FINANCIAL STATEMENTS (UNAUDITED) -- CONTINUED
--------------------------------------------------------------------------------

    Certain Funds effect trades for security purchase and sale transactions through brokers that are affiliates of the adviser or sub-advisers. Commissions paid on those trades for the six-months ended December 31, 2006 were as follows:

    Large-Cap Core Fund................................    $ 55,374
    Large-Cap Growth Fund..............................      62,917
    Large-Cap Value Fund...............................      49,041
    Mid-Cap Core Fund..................................       7,258
    Small-Cap Core Fund................................      50,785
    Small-Cap Growth Fund..............................       5,789
    Small-Cap Value Fund...............................       4,796

    As of December 31, 2006, Wilmington Trust Corporation owned a majority of the outstanding shares of the Small-Cap Value Fund.

4. INVESTMENT SECURITIES TRANSACTIONS. During the six-months ended December 31, 2006, purchases and sales of investment securities (excluding short-term investments) were as follows:

                                LARGE-CAP      LARGE-CAP      LARGE-CAP       MID-CAP
                                CORE FUND     GROWTH FUND     VALUE FUND     CORE FUND
                               -----------    -----------     -----------    ----------
    Purchases...........       $18,001,007    $13,146,208     $20,388,141    $1,691,884
    Sales...............        34,766,036     21,379,890      24,373,210     3,793,922

                                SMALL-CAP      SMALL-CAP      SMALL-CAP
                                CORE FUND     GROWTH FUND     VALUE FUND
                               -----------    ------------    -----------
    Purchases ..........       $25,264,416    $   588,663     $   972,177
    Sales...............        37,115,049      1,870,911       1,024,253

5. SECURITIES LENDING AGREEMENT. The Large-Cap Growth, Large-Cap Core, Large-Cap Value and Small-Cap Core Funds may lend their securities pursuant to a securities lending agreement ("Lending Agreement") with PFPC Trust Company. Security loans made pursuant to the Lending Agreement are required at all times to be secured by cash collateral at least equal to 102% of the market value of the securities loaned. Cash collateral received, pursuant to investment guidelines established by the Fund and approved by the Board of Trustees, is invested in short-term fixed income securities rated in the highest rating category by nationally recognized statistical rating organizations (or of comparable quality if unrated) with a maturity date of 397 days or less, including corporate obligations and money market mutual funds. All such investments are made at the risk of the Fund and, as such, the Fund is liable for investment losses. PFPC Trust Company and the borrower retain a portion of the earnings from the collateral investments, with the remainder being retained by the Fund. The Fund records securities lending income net of such allocations.

    In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, PFPC Trust Company has agreed to pay the amount of the shortfall to the Fund, or at its discretion, replace the loaned securities. In the event of default or bankruptcy by PFPC Trust Company, realization and/or retention of the collateral may be subject to legal proceedings.


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--------------------------------
    NOTES TO FINANCIAL STATEMENTS (UNAUDITED) -- CONTINUED
--------------------------------------------------------------------------------

6. CAPITAL SHARE TRANSACTIONS. Transactions in shares of capital stock for the six-months ended December 31, 2006 for the Institutional Shares and A Shares 1 were as follows.

                                                              INSTITUTIONAL SHARES               A SHARES 1
                                                          ----------------------------     -----------------------
                                                             SHARES        DOLLARS          SHARES       DOLLARS
                                                          -----------    -------------     --------    -----------
    LARGE-CAP CORE FUND
    Sold................................................      190,250    $   3,129,372           --    $        --
    Issued on Reinvestment of distributions.............        2,606           42,899            1             25
    Redeemed............................................   (1,243,194)     (20,623,986)          --             --
                                                          -----------    -------------     --------    -----------
    Net increase (decrease).............................   (1,050,338)   $ (17,451,715)           1    $        25
                                                          ===========    =============     ========    ===========
    LARGE-CAP GROWTH FUND
    Sold................................................      134,507    $   1,471,846           --    $        --
    Issued on Reinvestment of distributions.............        2,822           33,071           --              4
    Redeemed............................................   (1,176,996)     (12,798,322)          --             --
                                                          -----------    -------------     --------    -----------
    Net increase (decrease).............................   (1,039,667)   $ (11,293,405)          --    $         4
                                                          ===========    =============     ========    ===========
    LARGE-CAP VALUE FUND
    Sold................................................      145,462    $   1,621,517        1,784    $    19,607
    Issued on Reinvestment of distributions.............       19,825          230,806           19            216
    Redeemed............................................     (580,108)      (6,621,891)          --             --
                                                          -----------    -------------     --------    -----------
    Net increase (decrease).............................     (414,821)   $  (4,769,568)       1,803    $    19,823
                                                          ===========    =============     ========    ===========
    MID-CAP CORE FUND
    Sold................................................        3,302    $      33,748           --    $        --
    Issued on Reinvestment of distributions.............          644            6,817            5             52
    Redeemed............................................     (220,171)      (2,252,513)          --             --
                                                          -----------    -------------     --------    -----------
    Net increase (decrease).............................     (216,225)   $ (2,211,948)            5    $        52
                                                          ===========    =============     ========    ===========
    SMALL-CAP CORE FUND
    Sold................................................       55,320    $     612,542           --    $        --
    Issued on Reinvestment of distributions.............      464,700        4,874,701          152          1,582
    Redeemed............................................   (1,058,860)     (11,792,224)          --             --
                                                          -----------    -------------     --------    -----------
    Net increase (decrease).............................     (538,840)   $  (6,304,981)         152    $     1,582
                                                          ===========    =============     ========    ===========
    SMALL-CAP GROWTH FUND
    Sold................................................        5,251    $      54,849           --    $        --
    Redeemed............................................     (140,387)      (1,384,055)          --             --
                                                          -----------    -------------     --------    -----------
    Net decrease........................................     (135,136)   $  (1,329,206)          --    $        --
                                                          ===========    =============     ========    ===========
    SMALL-CAP VALUE FUND
    Sold................................................        8,688    $      89,849          957    $     9,799
    Issued on Reinvestment of distributions.............          477            5,236            6             66
    Redeemed............................................      (17,199)        (193,516)          --             --
                                                          -----------    -------------     --------    -----------
    Net increase (decrease).............................       (8,034)   $     (98,431)         963    $     9,865
                                                          ===========    =============     ========    ===========

____________

1     Formerly, Investor Shares.


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--------------------------------
    NOTES TO FINANCIAL STATEMENTS (UNAUDITED) -- CONTINUED
--------------------------------------------------------------------------------

Transactions in shares of capital stock for the period ended June 30, 2006 for the Institutional Shares and A Shares (1) were as follows.

                                                              INSTITUTIONAL SHARES              A SHARES 1,2
                                                          ----------------------------     -----------------------
                                                            SHARES          DOLLARS         SHARES       DOLLARS
                                                          -----------    -------------     --------    -----------
    LARGE-CAP CORE FUND
    Sold................................................    1,934,048    $  31,936,144          609    $    10,000
    Issued on Reinvestment of distributions.............       15,860          258,434            3             54
    Redeemed............................................     (496,426)      (8,270,150)          --             --
                                                          -----------    -------------     --------    -----------
    Net increase........................................    1,453,482    $  23,924,428          612    $    10,054
                                                          ===========    =============     ========    ===========
    LARGE-CAP GROWTH FUND
    Sold................................................    2,073,768    $  23,419,306          901    $    10,000
    Issued on Reinvestment of distributions.............          908           10,074           --             --
    Redeemed............................................     (859,125)      (9,387,352)          --             --
                                                          -----------    -------------     --------    -----------
    Net increase........................................    1,215,551    $  14,042,028          901    $    10,000
                                                          ===========    =============     ========    ===========
    LARGE-CAP VALUE FUND
    Sold................................................      315,909    $   3,409,162          944    $    10,000
    Issued on Reinvestment of distributions.............       40,816          433,276            3             33
    Redeemed............................................   (1,190,755)     (12,632,983)          --             --
                                                          -----------    -------------     --------    -----------
    Net increase (decrease).............................     (834,030)   $  (8,790,545)         947    $    10,033
                                                          ===========    =============     ========    ===========
    MID-CAP CORE FUND
    Sold................................................      624,772    $   6,362,244        1,000    $    10,000
    Issued on Reinvestment of distributions.............          310            3,037            1             10
    Redeemed............................................      (32,161)        (322,918)          --             --
                                                          -----------    -------------     --------    -----------
    Net increase........................................      592,921    $   6,042,363        1,001    $    10,010
                                                          ===========    =============     ========    ===========
    SMALL-CAP CORE FUND
    Sold................................................      610,367    $   6,898,260          937    $    10,000
    Issued on Reinvestment of distributions.............      236,170        2,519,931           --             --
    Redeemed............................................   (1,562,363)     (17,469,366)          --             --
                                                          -----------    -------------     --------    -----------
    Net increase (decrease).............................     (715,826)   $  (8,051,175)         937    $    10,000
                                                          ===========    =============     ========    ===========
    SMALL-CAP GROWTH FUND
    Sold................................................      339,280    $   3,522,700        1,000    $    10,000
    Redeemed............................................      (15,661)        (157,889)          --             --
                                                          -----------    -------------     --------    -----------
    Net increase........................................      323,619    $   3,364,811        1,000    $    10,000
                                                          ===========    =============     ========    ===========
    SMALL-CAP VALUE FUND
    Sold................................................      131,807    $   1,347,000        1,000    $    10,000
    Issued on Reinvestment of distributions.............          365            3,699            2             20
                                                          -----------    -------------     --------    -----------
    Net increase........................................      132,172    $   1,350,699        1,002    $    10,020
                                                          ===========    =============     ========    ===========

____________

1     Formerly, A Shares.

2     Commenced operations on December 20, 2005.


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--------------------------------
    NOTES TO FINANCIAL STATEMENTS (UNAUDITED) -- CONTINUED
--------------------------------------------------------------------------------

7. FEDERAL TAX INFORMATION. Distributions to shareholders from net investment income and realized gains are determined in accordance with Federal income tax regulations, which may differ from net investment income and realized gains recognized for financial reporting purposes. Additionally, net short-term realized gains are treated as "ordinary income" for tax purposes. Accordingly, the character of distributions and composition of net assets for Federal tax purposes may differ from those reflected in the accompanying financial statements. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on the tax treatment; temporary differences due to timing of recognition of income or gain do not require such reclassification.

    In connection with the change in investment structure discussed in Note 1, the Funds made the following reclassifications:

                                                                       LARGE-CAP    LARGE-CAP        LARGE-CAP        SMALL-CAP
                                                                       CORE FUND   GROWTH FUND      VALUE FUND        CORE FUND
                                                                       ----------  -----------     ------------     ------------
    Paid-in-capital..................................................   $(5,652)       $(29)       $  1,750,210     $  1,338,366
    Net unrealized appreciation (depreciation) of investments........     5,652          29          (1,750,210)      (1,338,366)

    The tax character of distributions paid during six-months ended December 31, 2006 and the year ended June 30, 2006 was as follows:

                                         LARGE-CAP    LARGE-CAP     LARGE-CAP    MID-CAP     SMALL-CAP     SMALL-CAP
                                         CORE FUND   GROWTH FUND   VALUE FUND   CORE FUND    CORE FUND    VALUE FUND
                                         ---------   -----------   ----------   ---------   -----------   ----------
    SIX-MONTHS ENDED
    DECEMBER 31, 2006
    Ordinary income..................    $ 139,219   $    49,613   $  337,010   $  30,536   $ 1,913,970   $    6,406
    Long-term capital gains .........           --            --           --          --     3,798,161           --
                                         ---------   -----------   ----------   ---------   -----------   ----------
       Total distributions...........    $ 139,219   $    49,613   $  337,010   $  30,536   $ 5,712,131   $    6,406
                                         =========   ===========   ==========   =========   ===========   ==========

    YEAR ENDED JUNE 30, 2006
    Ordinary income..................    $ 688,850   $    15,667   $  650,383   $  13,758   $ 1,148,432   $    4,277
    Long-term capital gains..........           --            --           --          --     2,170,790           --
                                         ---------   -----------   ----------   ---------   -----------   ----------
       Total distributions...........    $ 688,850   $    15,667   $  650,383   $  13,758   $ 3,319,222   $    4,277
                                         =========   ===========   ==========   =========   ===========   ==========

    The components of accumulated earnings (deficit) on a tax basis are determined at fiscal year-end. Acccordingly, tax balances have not been determined as of December 31, 2006.


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--------------------------------
    NOTES TO FINANCIAL STATEMENTS (UNAUDITED) -- CONTINUED
--------------------------------------------------------------------------------

    For Federal income tax purposes, capital loss carryforwards are available to offset future capital gains. As of June 30, 2006, each Fund had capital loss carryforwards that will expire as follows:

                                           LARGE-CAP    LARGE-CAP     LARGE-CAP
                                           CORE FUND   GROWTH FUND   VALUE FUND
                                          -----------  -----------   ----------
    6/30/2009..........................    $       --  $   118,663    $      --
    6/30/2010..........................            --   50,705,900           --
    6/30/2011..........................     5,214,764   28,793,300           --
    6/30/2012..........................        52,672    8,004,022    2,355,475

8. CONTRACTUAL OBLIGATIONS. The Funds enter into contracts in the normal course of business that contain a variety of indemnifications. The Funds' maximum exposure under these arrangements is unknown. However, the Funds have not had prior claims or losses pursuant to these contracts. Management has reviewed the Funds' existing contracts and expects the risk of loss to be remote.

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--------------------------------
    EVALUATION AND APPROVAL OF INVESTMENT ADVISORY AND
    SUB-ADVISORY AGREEMENTS
--------------------------------------------------------------------------------

      At a meeting held on August 24, 2006, the Board of Trustees, including a majority of those trustees who are not "interested persons" as such term is defined in the 1940 Act ("Independent Trustees"), unanimously approved the continuation for an additional one-year period of the existing investment advisory agreement between WT Mutual Fund (the "Trust"), on behalf of the Wilmington Large-Cap Core Fund, Wilmington Large-Cap Growth Fund, Wilmington Large-Cap Value Fund, Wilmington Mid-Cap Core Fund, Wilmington Small-Cap Core Fund, Wilmington Small-Cap Growth Fund and Wilmington Small-Cap Value Fund (each a "series"), and RSMC (the "Advisory Agreement"). The Trustees also unanimously approved the continuation of the sub-advisory agreement (the "WTIM Agreement") among the Trust on behalf of each of the series, RSMC and Wilmington Trust Investment Management, LLC ("WTIM"), pursuant to which WTIM provides certain investment services, information, advice, assistance and facilities, performs research and statistical investment services. WTIM is a wholly owned subsidiary of Wilmington Trust Corporation and is under common control with RSMC. At the same meeting the Board also approved the continuation of the sub-advisory agreements among the Trust, on behalf of the Wilmington Small Cap Core Fund, RSMC and each of Cramer, Rosenthal, McGlynn, LLC and Roxbury Capital Management, LLC (the "Sub-Advisory Agreements" and with the Advisory Agreement and WTIM Agreement, the "Agreements").

      Before meeting to determine whether to approve the continuation of the Agreements, the Board had the opportunity to review written materials provided by RSMC, each of the sub-advisers and legal counsel to the Trust which contained information to help the Board evaluate the Agreements. The materials generally included information regarding (i) services performed for the Trust and one or more of its series, (ii) the size and qualifications of the adviser's or sub-adviser's portfolio management staff, (iii) any potential or actual material conflicts of interest which may arise in connection with a portfolio manager's management of a series of the Trust, (iv) investment performance, (v) brokerage selection procedures (including soft dollar arrangements), (vi) the procedures for allocating investment opportunities between a series and other clients,
(vii) results of any independent audit or regulatory examination, including any recommendations or deficiencies noted, (viii) any litigation, investigation or administrative proceeding which may have a material impact on the adviser's or sub-adviser's ability to service the series, (ix) the compliance with a series' investment objective, policies and practices (including its code of ethics), federal securities laws and other regulatory requirements, and (x) its proxy voting policies. Each adviser and sub-adviser provided information regarding the advisory fees received and an analysis of these fees in relation to the services for each of the series, the costs of providing such services, the profitability of the firm in general and any other ancillary benefit resulting from the adviser's or sub-adviser's relationship with the Trust. The Board also received a memorandum from counsel to the Trust which outlined the duties of trustees when considering approval of an investment advisory agreement and related legal standards. The Board considered and weighed the above information based upon their accumulated experience in governing the Trust and working with RSMC on matters relating to the Trust.

      During its deliberations on whether to approve continuation of the Agreements, the Board considered many factors. The Board considered the nature, extent and quality of the services to be provided by RSMC. The Trustees considered the services provided to each series by each adviser and sub-adviser as compared to services provided by other advisers which manage mutual funds with investment objectives, strategies and policies similar to those of the series. The Board noted the changes to the operations of the Trust over the past year as well as the personnel additions. The Board determined that the changes have generally been favorable. The Trustees concluded that the nature, extent and quality of the services provided by the adviser and sub-adviser to each series were appropriate and consistent with

WILMINGTON FUNDS -- EQUITY FUNDS
--------------------------------
    EVALUATION AND APPROVAL OF INVESTMENT ADVISORY AND
    SUB-ADVISORY AGREEMENTS -- CONTINUED
--------------------------------------------------------------------------------

the terms of the Agreements, that the quality of those services had been consistent with industry norms and that each series was likely to benefit from the continued provision of those services. They also concluded that the adviser and each sub-adviser had sufficient personnel, with the appropriate education and experience, to serve each series effectively and had demonstrated its continuing ability to attract and retain qualified personnel.

      The Board considered the investment performance of each series, RSMC and each of the sub-advisers. The Board reviewed and considered comparative performance data and each series' performance relative to other mutual funds with similar investment objectives, strategies and policies, its respective benchmark index and its Lipper peer group rankings. The Board also noted its review and evaluation of each series' investment performance on an on-going basis throughout the year. The Trustees considered the short-term and long-term performance of each series. They concluded that the performance of each series, the adviser and each sub-adviser was within an acceptable range of performance relative to other mutual funds with similar investment objectives, strategies and policies. It was noted that although the performance of some series lagged that of their peers for certain periods, they concluded that the adviser had taken appropriate steps to address the under-performance and that the relative performance is expected to improve.

      The Board considered the costs of the services provided by the adviser and each sub-adviser, the compensation and benefits received by the adviser and each sub-adviser in providing services to the series, as well as the adviser's and each sub-adviser's profitability. In addition, the Board considered any direct or indirect revenues received by affiliates of the adviser and sub-advisers. The Board recognized that the adviser's and each sub-adviser's level of profitability is an important factor in providing service to the series. The
Board was satisfied that the adviser's and each sub-adviser's profits were sufficient to continue as a viable concerns generally and as investment adviser or a sub-adviser of each series specifically. The Board concluded that the adviser's and each sub-adviser's fees and profits derived from its relationship with the Trust in light of each series' expenses, were reasonable in relation to the nature and quality of the services provided, taking into account the fees charged by other advisers for managing comparable mutual funds with similar strategies. The Trustees also concluded that the overall expense ratio of each series was reasonable, taking into account the size of the series, the quality of services provided by the adviser and sub-advisers, the investment performance of the series and the expense limitations agreed to by RSMC.

      The Trustees also considered the extent to which economies of scale would be realized relative to fee levels as each series grows, and whether the advisory fee levels reflect these economies of scale for the benefit of shareholders. The Board determined that economies of scale should be achieved at higher asset levels for each of the series for the benefit of shareholders due to certain break-points in the advisory or sub-advisory fees. The Board recognized that additional economies of scale achieved will be primarily the result of the ability of the Trust and each series to spread its fixed costs across a larger asset base and not through negotiated breakpoints in their advisory fees.

      The Trustees considered whether any events have occurred that would constitute a reason for the Board not to approve continuation of the adviser's or sub-adviser's agreements and concluded there were not. After consideration of all the factors, and taking into consideration the information presented during previous meetings of the Board, the Board determined that it would be in the best interests of each series and its shareholders to approve the continuation of each of the Agreements. In arriving at its decision, the Board did not identify any single matter as controlling, but made their determination in light of all the facts and circumstances.

WILMINGTON FUNDS -- EQUITY FUNDS
--------------------------------
    TRUSTEES AND OFFICERS
--------------------------------------------------------------------------------

WT  Mutual  Fund  (the  "Trust")  is  governed  by  a  Board  of  Trustees  (the
"Trustees"). The primary responsibility of the Trustees of the Trust is to represent the interest of the Trust's shareholders and to provide oversight management of the Trust.

The following table presents certain information regarding the Trustees and Officers of the Trust. Each person listed under "Interested Trustee" below is an "interested person" of the Trust's investment advisers, within the meaning of the Investment Company Act of 1940, as amended (the "1940 Act"). Each person who is not an "interested person" of the Trust's investment advisers or the Trust within the meaning of the 1940 Act is referred to as an "Independent Trustee" and is listed under such heading below.

Unless specified otherwise, the address of each Trustee and Officer as it relates to the Trust is 1100 N. Market Street, Wilmington, DE 19890.

The Statement of Additional Information for the Trust contains additional information about the Trust's Trustees and is available, without charge, upon request, by calling (800) 336-9970 or by visiting the Funds' website at www.wilmingtonfunds.com.

INTERESTED TRUSTEES

                                                                                                       NUMBER OF
                                                                                                       FUNDS IN
                                                                                 PRINCIPAL               FUND           OTHER
                              POSITION(S)       TERM OF OFFICE AND             OCCUPATION(S)            COMPLEX     DIRECTORSHIPS
      NAME AND                 HELD WITH          LENGTH OF TIME                DURING PAST            OVERSEEN        HELD BY
    DATE OF BIRTH                TRUST                SERVED                     FIVE YEARS           BY TRUSTEE       TRUSTEE
----------------------      ---------------   ------------------------   -------------------------    -----------  ---------------
NEIL WOLFSON 1              Trustee,          Shall serve at the         President of Wilmington          26            None
Date of Birth: 6/64         President and     pleasure of the Board      Trust Investment
                            Chief Executive   and until successor is     Management, LLC
                            Officer           elected and qualified.     ("WTIM") since
                                              Trustee since November     November 2006; Chief
                                              2005; President and        Investment Officer of
                                              Chief Executive Officer    WTIM from 2004 to
                                              since January 2006.        2006; Partner with
                                                                         KPMG from 1996 to
                                                                         2004.

ROBERT J. CHRISTIAN 2       Trustee           Shall serve until          Retired since February           26            None
Date of Birth: 2/49                           death, resignation or      2006. Executive Vice
                                              removal. Trustee           President and Chief
                                              since October 1998;        Investment Officer of
                                              President and              Wilmington Trust
                                              Chairman of the            Company from 1996 to
                                              Board from October         2005; President of Rodney
                                              1998 to January            Square Management
                                              2006.                      Corporation ("RSMC")
                                                                         from 1996 to 2005; Vice
                                                                         President of RSMC from
                                                                         2005 to 2006.

___________

1 Mr. Wolfson is an "Interested Trustee" by reason of his position as President of Wilmington Trust Investment Management, LLC ("WTIM"), an affiliate of RSMC.

2 Mr. Christian is an "Interested Trustee" by reason of his former position as President of RSMC, an investment adviser to the Trust. As of February, 2006, Mr. Christian is no longer employed by RSMC but is considered an "Interested Trustee".

WILMINGTON FUNDS -- EQUITY FUNDS
--------------------------------
    TRUSTEES AND OFFICERS -- CONTINUED
--------------------------------------------------------------------------------

INDEPENDENT TRUSTEES

                                                                                                       NUMBER OF
                                                                                                       FUNDS IN
                                                                                 PRINCIPAL               FUND            OTHER
                              POSITION(S)        TERM OF OFFICE AND            OCCUPATION(S)            COMPLEX      DIRECTORSHIPS
       NAME AND                HELD WITH           LENGTH OF TIME               DURING PAST           OVERSEEN BY       HELD BY
    DATE OF BIRTH                TRUST                 SERVED                   FIVE YEARS              TRUSTEE         TRUSTEE
----------------------      ---------------   ------------------------   -------------------------    -----------  -----------------
ROBERT ARNOLD               Trustee           Shall serve until death,   Founder and co-manager,          26       First Potomac
Date of Birth: 3/44                           resignation or removal.    R. H. Arnold & Co., Inc.                  Realty Trust
                                              Trustee since May 1997.    (investment banking                       (real estate
                                                                         company) since 1989.                      investment
                                                                                                                   trust).

DR. ERIC BRUCKER            Trustee           Shall serve until death,   Professor of Economics,          26            None
Date of Birth: 12/41                          resignation or removal.    Widener University since
                                              Trustee since October      July 2004; formerly,
                                              1999.                      Dean, School of Business
                                                                         Administration of
                                                                         Widener University from
                                                                         2001 to 2004.

NICHOLAS GIORDANO           Trustee and       Shall serve until death,   Consultant, financial            26       Kalmar Pooled
Date of Birth: 3/43         Chairman of the   resignation or removal.    services organizations                    Investment Trust;
                            Board             Trustee since October      from 1997 to present.                     Independence Blue
                                              1998.                                                                Cross; and
                                                                                                                   IntriCon
                                                                                                                   Corporation
                                                                                                                   (industrial
                                                                                                                   furnaces and
                                                                                                                   ovens).

LOUIS KLEIN, JR.            Trustee           Shall serve until death,   Self-employed financial          31       CRM Mutual Fund
Date of Birth: 5/35                           resignation or removal.    consultant since 1991.                    Trust (since June
                                              Trustee since October                                                2005); WHX
                                              1999.                                                                Corporation
                                                                                                                   (industrial
                                                                                                                   manufacturer).

JOHN J. QUINDLEN            Trustee           Shall serve until death,   Retired since 1993.              26            None
Date of Birth: 5/32                           resignation or removal.
                                              Trustee since October
                                              1999.

MARK A. SARGENT             Trustee           Shall serve until death,   Dean and Professor of            26            None
Date of Birth: 4/51                           resignation or removal.    Law, Villanova University
                                              Trustee since November     School of Law since July
                                              2001.                      1997.

WILMINGTON FUNDS -- EQUITY FUNDS
--------------------------------
    TRUSTEES AND OFFICERS -- CONTINUED
--------------------------------------------------------------------------------

EXECUTIVE OFFICERS

                                                                                                       NUMBER OF
                                                                                                       FUNDS IN
                                                                                 PRINCIPAL               FUND            OTHER
                              POSITION(S)       TERM OF OFFICE AND             OCCUPATION(S)            COMPLEX      DIRECTORSHIPS
     NAME, ADDRESS             HELD WITH          LENGTH OF TIME                DURING PAST           OVERSEEN BY       HELD BY
   AND DATE OF BIRTH             TRUST                SERVED                    FIVE YEARS              TRUSTEE         TRUSTEE
------------------------    ---------------   ------------------------   -------------------------    -----------  -----------------
CLAYTON M. ALBRIGHT         Vice President    Shall serve at the         Vice President, WTIM            N/A             N/A
1100 North Market Street                      pleasure of the Board      since 2006; Vice
Wilmington, DE 19890                          and until successor is     President, RSMC since
Date of Birth: 9/53                           elected and qualified.     2001; Vice President,
                                              Officer since October      Wilmington Trust
                                              1998.                      Company since 1997.

JOSEPH M. FAHEY, JR.        Vice President    Shall serve at the         Vice President, RSMC            N/A             N/A
1100 North Market Street                      pleasure of the Board      since 1992.
Wilmington, DE 19890                          and until successor is
Date of Birth: 1/57                           elected and qualified.
                                              Officer since November
                                              1999.

JOHN J. KELLEY              Vice President,   Shall serve at the         Vice President of RSMC          N/A             N/A
1100 North Market Street    Chief Financial   pleasure of the Board      since July 2005; Vice
Wilmington, DE 19890        Officer,          and until successor is     President of PFPC Inc.
Date of Birth: 9/59         Treasurer &       elected and qualified.     from January 2005 to July
                            Secretary         Officer since September    2005; Vice President of
                                              2005.                      Administration, 1838
                                                                         Investment Advisors, LP
                                                                         from 1999 to 2005; Chief
                                                                         Compliance Officer, 1838
                                                                         Investment Advisors, LP
                                                                         from 2004 to 2005.

WILLIAM P. RICHARDS, JR.    Vice President    Shall serve at the         Managing Director,              N/A             N/A
100 Wilshire Boulevard                        pleasure of the Board      Roxbury Capital
Suite 1000                                    and until successor is     Management LLC
Santa Monica, CA 90401                        elected and qualified.     (registered investment
Date of Birth: 11/36                          Officer since November     adviser) since 1998.
                                              2004.

ANNA M. BENCROWSKY          Chief             Shall serve at the         Chief Compliance                N/A             N/A
1100 North Market Street    Compliance        pleasure of the Board      Officer, RSMC since
Wilmington, DE 19890        Officer           and until successor is     2004; Vice President and
Date of Birth: 5/51                           elected and qualified;     Chief Compliance
                                              Officer since September    Officer, 1838 Investment
                                              2004.                      Advisors, LP from 1998
                                                                         to 2004.

WILMINGTON FUNDS -- EQUITY FUNDS
--------------------------------

--------------------------------------------------------------------------------

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Trust used to determine how to vote proxies relating to securities held in the Trust's portfolios is available without charge on the SEC's website at http://www.sec.gov. Information regarding how the investment adviser voted proxies for the most recent twelve month period ended June 30, 2006 is available without charge, on the SEC's website listed above.

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

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

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

                                    TRUSTEES
                                Robert H. Arnold
                                Dr. Eric Brucker
                               Robert J. Christian
                              Nicholas A. Giordano
                                Louis Klein, Jr.
                                John J. Quindlen
                                 Mark A. Sargent
                                  Neil Wolfson
                            -------------------------

                                    OFFICERS
                            Neil Wolfson, PRESIDENT/
                             CHIEF EXECUTIVE OFFICER
                         John J. Kelley, VICE PRESIDENT/
                 CHIEF FINANCIAL OFFICER/TREASURER AND SECRETARY
                       Clayton M. Albright, VICE PRESIDENT
                      Joseph M. Fahey, Jr., VICE PRESIDENT
                    William P. Richards, Jr., VICE PRESIDENT
                  Anna M. Bencrowsky, CHIEF COMPLIANCE OFFICER
                            -------------------------

                               INVESTMENT ADVISER
                                AND ADMINISTRATOR
                      Rodney Square Management Corporation
                            1100 North Market Street
                              Wilmington, DE 19890
                            -------------------------

                                    CUSTODIAN
                            Wilmington Trust Company
                            1100 North Market Street
                              Wilmington, DE 19890
                            -------------------------

                               SUB-ADMINISTRATOR,
                               TRANSFER AGENT AND
                                ACCOUNTING AGENT
                                    PFPC Inc.
                              301 Bellevue Parkway
                              Wilmington, DE 19809
                            -------------------------

THIS SEMI-ANNUAL REPORT IS AUTHORIZED FOR DISTRIBUTION ONLY TO SHAREHOLDERS AND TO OTHERS WHO HAVE RECEIVED A CURRENT PROSPECTUS OF THE WILMINGTON EQUITY FUNDS -- INSTITUTIONAL SHARES OR A SHARES.


EQUITY-SEMI-12/06

                                                                      WILMINGTON
                                                                           FUNDS



--------------------------------------------------------------------------------
  MULTI-MANAGER FUNDS
--------------------------------------------------------------------------------



                                o  LARGE-CAP

                                o  MID-CAP

                                o  SMALL-CAP

                                o  INTERNATIONAL

                                o  REAL ASSET













                                   SEMI ANNUAL
                                December 31, 2006

--------------------------------------------------------------------------------

WILMINGTON FUNDS --
---------------------------------------

--------------------------------------------------------------------------------

CONTENTS                                                                  page

President's Message ..................................................       3

Expense Disclosure ...................................................      15

Disclosure of Portfolio Holdings .....................................      17

Investments ..........................................................      20

Financial Statements .................................................      79


                                                                          page

Financial Highlights .................................................      83

Notes to Financial Statements ........................................      93

Evaluation and Approval of Investment
Advisory and Sub-Advisory Agreements .................................     105

Trustees and Officers ................................................     108

--------------------------------------------------------------------------------

It is not possible to invest directly in an index. All indices represented are unmanaged.

All indices assume the reinvestment of dividends and interest income unless otherwise noted.

DOW JONES -- AIG COMMODITY TOTAL RETURN INDEX(SM) is designed to be a diversified benchmark for commodities as an asset class, and reflect the returns that are potentially available through an unleveraged investment in the futures contracts on physical commodities comprising the Index plus the rate of interest that could be earned on cash collateral invested in specified Treasury Bills. The Index is currently composed of futures contracts on 19 physical commodities.

FTSE NAREIT(R) EQUITY INDEX is a market-value weighted, unmanaged index based upon the last closing price of the month for tax-qualified real estate investment trusts currently trading on the New York Stock Exchange, the NASDAQ National Market System and the American Stock Exchange.

GSCI(R) TOTAL RETURN INDEX reflects the excess returns that are potentially available through an unleveraged investment in the contracts comprising the Goldman Sachs Commodity Index (the "GSCI(R)"), plus the Treasury Bill rate of interest that could be earned on funds committed to the trading of the underlying contracts. The GSCI(R) is a production-weighted index of the prices of a diversified basket of future contracts on physical commodities traded on trading facilities in major industrialized countries.

LEHMAN U.S. TREASURY TIPS INDEX is an unmanaged index of publicly issued, U.S. Treasury inflation-protected securities that have at least 1 year remaining to maturity, are rated investment grade and have $250 million or more of outstanding face value.

MSCI EAFE(R) INDEX (EUROPE, AUSTRALASIA, FAR EAST) is a free float-adjusted market capitalization index that is designed to measure developed market equity performance, excluding the U.S. & Canada. As of June 2006, the MSCI EAFE Index consisted of the following 21 developed market country indices: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland and the United Kingdom.

MSCI EMERGING MARKETS INDEX(SM) is a free float-adjusted market capitalization index that is designed to measure equity market performance in the global emerging markets. As of June 2006, the MSCI Emerging Markets Index consisted of the following 25 emerging market country indices: Argentina, Brazil, Chile, China, Colombia, Czech Republic, Egypt, Hungary, India, Indonesia, Israel, Jordan, Korea, Malaysia, Mexico, Morocco, Pakistan, Peru, Philippines, Poland, Russia, South Africa, Taiwan, Thailand and Turkey.

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
---------------------------------------
   DESCRIPTIONS OF INDICES -- CONTINUED
--------------------------------------------------------------------------------


RUSSELL 3000(R) INDEX measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market.

RUSSELL 1000(R) INDEX measures the performance of the 1,000 largest companies in the Russell 3000 Index, which represents approximately 92% of the total market capitalization of the Russell 3000 Index.

RUSSELL 1000(R) GROWTH INDEX measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values.

RUSSELL 1000(R) VALUE INDEX measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values.

RUSSELL 2000(R) INDEX measures the performance of the 2,000 smallest companies in the Russell 3000 Index, which represents approximately 8% of the total market capitalization of the Russell 3000 Index.

RUSSELL 2000(R) GROWTH INDEX measures the performance of those Russell 2000 Index companies with higher price-to-book ratios and higher forecasted growth values.

RUSSELL 2000(R) VALUE INDEX measures the performance of those Russell 2000 Index companies with lower price-to-book ratios and lower forecasted growth values.

RUSSELL MIDCAP(R) INDEX measures the performance of the 800 smallest companies in the Russell 1000 Index, which represents approximately 25% of the total market capitalization of the Russell 1000 Index.

RUSSELL MIDCAP(R) GROWTH INDEX measures the performance of those Russell Midcap companies with higher price-to-book ratios and higher forecasted growth values. The stocks are also members of the Russell 1000 Growth index.

RUSSELL MIDCAP(R) VALUE INDEX measures the performance of those Russell Midcap companies with lower price-to-book ratios and lower forecasted growth values. The stocks are also members of the Russell 1000 Value index.

STANDARD & POOR'S 500 INDEX (S&P 500(R)) is a market capitalization-weighted index of 500 common stocks chosen for market size, liquidity, and industry group representation to represent U.S. equity performance.

THE S&P MIDCAP 400(R) INDEX is a market-valued weighted unmanaged index consisting of 400 mid-sized companies chosen by Standard and Poor's. Mid-caps are recognized as an independent asset class, with risk/reward profiles that differ considerably from both large-caps and small-caps. It covers approximately 7% of the U.S. equities market.

THE S&P SMALLCAP 600(R) INDEX is a market-value weighted unmanaged index consisting of 600 stocks chosen by Standard and Poor's which comprise approximately 3% of the U.S. equities market. Measuring a segment of the market that is typically renowned for poor trading liquidity and financial instability, the companies meet specific inclusion criteria to ensure that they are investable and financially viable.

THE S&P/CITIGROUP EXTENDED MARKET INDEX WORLD EX-U.S. is the small capitalization stock component of the Citigroup Broad Market Index (BMI). The BMI is a float-weighted index that spans 22 countries and includes the listed shares of all companies with available market capitalization (float) of a least $100 million at the end of May each year. Companies are deleted if their float falls below $75 million. Changes are effective before the open of the first business day of July. The EMI Ex-U.S. is defined as those stocks falling at the bottom 20% of the cumulative available capital in each country.

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
---------------------------------------
   PRESIDENT'S MESSAGE
--------------------------------------------------------------------------------


DEAR SHAREHOLDER:

      After raising its target for short-term interest rates 17 times between the spring of 2004 and the spring of 2006, the Federal Reserve's Open Market Committee (the "Federal Reserve" or "Fed") held its target rate steady at 5.25% during the six months ended December 31, 2006. In the wake of the Fed's campaign for higher rates, the housing market and auto sales both slowed significantly, feeding worries about the economy's ability to sidestep recession. Those concerns appeared to be validated by the rate of third-quarter economic growth, which registered a modest 2.0% on a real (inflation-adjusted) annual basis. But the pace of growth rebounded in the fourth quarter to 3.5%, according to an initial government estimate. Meanwhile, the rate of inflation eased during the half-year, as the price of oil dropped about 20% from its peak. Fed policymakers said they remained on the lookout for higher inflation, which could spring from a tight labor market, but investors showed few signs of worry. They bid up the prices of most financial assets during the period. Following is a summary of the six-month performance of the asset classes in which our Multi-Manager Funds concentrate their investments--large-, mid-, and small-cap U.S. stocks, international stocks, and inflation hedges.

U.S. STOCKS OF ALL SIZES DELIVER SOLID GAINS

      The broad U.S. stock market, as measured by the Russell 3000 Index, recorded a six-month total return of 12.09%. Large companies delivered the best results, but smaller companies did not lag by much. The Russell 1000 Index, a gauge of large-capitalization stocks, returned 12.36%, while the Russell Midcap Index returned 9.94% and the Russell 2000 Index of small-cap stocks returned 9.38%. Across the capitalization spectrum, value stocks--those with lower prices in relation to their earnings or book valuestheir growth-oriented counterparts. The Russell 1000 Value and Growth indices advanced 14.72% and 10.10%, respectively, while the Russell 2000 Value and Growth Indices returned 11.81% and 6.86%.

INTERNATIONAL STOCKS OUTPACE U.S. SHARES

      The MSCI EAFE Index, which tracks equity performance in more than 20 developed markets, returned 14.69% during the half-year. While a significant part of the gain resulted from a decline in the value of the U.S. dollar versus other major currencies, the returns of international stocks were nonetheless strong. Every country in the index saw rising stock prices during the period.

INFLATION HEDGES POST MIXED RESULTS

      We describe inflation-linked bonds, whose principal values and interest payments are tied to the rate of inflation, real estate-related securities, and commodity/natural resource-related securities as inflation hedges. During the six months ended December 31, real estate-securities continued their long run of stellar performance; the FTSE NAREIT Equity Index returned 19.61%, bringing its three-year annualized return to 25.85%. Commodities cooled, however, as the Dow Jones AIG Commodity Index returned -1.45%. Also, inflation-linked bonds, as measured by the Lehman TIPS Index, returned 2.22%.

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
---------------------------------------
   PRESIDENT'S MESSAGE -- CONTINUED
--------------------------------------------------------------------------------


MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE

WILMINGTON MULTI-MANAGER LARGE-CAP FUND

      The Institutional Shares of the Wilmington Multi-Manager Large-Cap Fund (the "Fund") returned 10.86% for the six-month period ended December 31, 2006, compared to a return of 12.36% for the Russell 1000 Index.

      The Fund continued to employ three active managers, Armstrong Shaw ("Armstrong"), Montag & Caldwell ("Montag"), and First Quadrant, as well as an index manager, Parametric Portfolio Management ("Parametric") and investments in exchange traded funds (iShares Trust) based on the Russell 1000 Index and the Russell 1000 Growth Index. In addition, the Fund retained Wilmington Trust Investment Management ("WTIM") to implement a strategy of acquiring large capitalization stocks and weighting the resulting portfolio using three fundamental, rather than market capitalization, metrics: dividends, free cash flow and income.

      The Fund was tilted 70% toward value and 30% toward growth during the third quarter of 2006, which helped returns as value outpaced growth (6.2% compared to 3.9%). During the fourth quarter of 2006, the Fund returned to a neutral stance between value and growth, which was premature, as value continued to beat growth, returning 8.0% versus growth's return of 5.9%.

      Armstrong, the Fund's active value manager, outpaced the Russell 1000 Value Index by 40 basis points over the last six months of 2006. The manager generally got its sector allocations correct, benefiting from overweighting those sectors that performed well and underweighting those that did not. Stock selection was not as successful, with picks in the Telecommunications sector detracting the most from overall performance.

      Montag, the Fund's active growth manager, trailed the growth component of the Russell 1000 for the last six months of 2006, returning 8.4% against the benchmark result of 10.1%. Overweights to the Energy and Consumer Staples sectors, coupled with poor stock selection within the Health Care sector, led to the majority of the manager's underperformance. Overall, however, stock selection was positive for the period, while allocations among sectors negatively impacted results.

      First Quadrant, the core quantitative manager within the Fund, trailed its S&P 500 benchmark by 190 basis points during the six-month period ending December 31, 2006. While the fourth quarter of 2006 was positive for them, it was not enough to overcome a difficult third quarter of 2006. The manager had several negative events with their Health Care stocks, which impacted their results. Additionally, overweight positions in the Energy and Technology sectors within the portfolio overall did not help.

      Finally, WTIM was retained to provide an actively weighted portfolio based upon several fundamental factors. The manager was added December 5, 2006, and was allocated 15% of the Fund. Since there is less than one month's worth of activity, performance commentary will not be provided.

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
---------------------------------------
   PRESIDENT'S MESSAGE -- CONTINUED
--------------------------------------------------------------------------------


      The top ten holdings as of December 31, 2006, representing approximately 32.8% of total investments, were:

                                          PERCENT OF TOTAL                                           PERCENT OF TOTAL
10 LARGEST HOLDINGS                         INVESTMENTS         10 LARGEST HOLDINGS                    INVESTMENTS
--------------------------              --------------------    --------------------------          -------------------
iShares Russell 1000 Growth Index Fund         19.2%            Merrill Lynch & Co., Inc.                  1.4%
Citigroup, Inc.                                 2.1%            Conoco Phillips                            1.4%
General Electric Co.                            2.0%            American International Group, Inc.         1.4%
Bank of America Corp.                           1.6%            Amgen, Inc.                                1.1%
International Business Machines Corp.           1.5%            Goldman Sachs Group, Inc.                  1.1%


                     WILMINGTON MULTI-MANAGER LARGE-CAP FUND

--------------------------------------------------------------------------------
                                                                Average Annual Total Returns
                                                  ------------------------------------------------------
                                                    SIX                       SINCE           SINCE
                                                  MONTHS       1 YEAR       INCEPTION(1)    INCEPTION(2)
                                                  ------     ----------   --------------   -------------
Large-Cap Core Fund -- Institutional Shares       10.86%       13.08%         10.96%              NA
Large-Cap Core Fund -- A Shares(3)
  (with sales charge)(4)                           6.90%        8.87%             NA            7.82%
Large-Cap Core Fund -- A Shares3 at NAV           10.81%       12.82%             NA           11.59%
Russell 1000 Index                                12.36%       15.46%         13.95%           14.15%
S&P 500 Index                                     12.73%       15.78%         13.36%           14.36%
--------------------------------------------------------------------------------


---------------
PERFORMANCE QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE. SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. TOTAL RETURNS WOULD BE LOWER HAD CERTAIN FEES AND EXPENSES NOT BEEN WAIVED AND/OR REIMBURSED. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THAT SHOWN HERE. PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END IS AVAILABLE BY CALLING 800-336-9970.

AN INVESTMENT IN THE FUND IS NOT INSURED BY THE FDIC OR ANY OTHER GOVERNMENTAL AGENCY, IS NOT A DEPOSIT OF OR OTHER OBLIGATION OF OR GUARANTEED BY WILMINGTON TRUST OR ANY OTHER BANK OR ENTITY, AND IS SUBJECT TO RISKS INCLUDING A POSSIBLE LOSS OF THE PRINCIPAL AMOUNT INVESTED.

(1)  THE SINCE INCEPTION RETURNS SHOWN FOR INSTITUTIONAL  SHARES AND THE INDICES
     ARE  FOR  THE  PERIOD  JULY  1,  2003   (COMMENCEMENT   OF   OPERATIONS  OF
     INSTITUTIONAL SHARES) THROUGH DECEMBER 31, 2006.

(2) THE SINCE INCEPTION RETURNS SHOWN FOR A SHARES AND THE INDICES ARE FOR THE PERIOD DECEMBER 20, 2005 (COMMENCEMENT OF OPERATIONS OF A SHARES) THROUGH DECEMBER 31, 2006.

(3)  FORMERLY, INVESTOR SHARES.

(4) PERFORMANCE REFLECTS THE DEDUCTION OF THE 3.50% MAXIMUM FRONT-END SALES CHARGE.

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
---------------------------------------
   PRESIDENT'S MESSAGE -- CONTINUED
--------------------------------------------------------------------------------


WILMINGTON MULTI-MANAGER MID-CAP FUND

      The Institutional Shares of the Wilmington Multi-Manager Mid-Cap Fund (the "Fund") returned 6.37% for the six-month period ended December 31, 2006, compared to a return of 9.94% for the Russell Midcap Index.

      The Fund now employs three active managers, Robeco USA, LLC ("Robeco"), Bennett Lawrence Management, LLC ("BLM") and Equity Investment Corporation ("EIC"), as well as an index manager, Parametric Portfolio Management ("Parametric"), and investments in exchange traded funds (iShares Trust) based on the Russell Midcap Index and the Standard & Poor's MidCap 400 Index. In addition, the Fund retained, in December 2006, Wilmington Trust Investment Management ("WTIM") to implement a strategy of acquiring mid-cap stocks and weighting the resulting portfolio using several fundamental, rather than market capitalization, metrics: dividends, free cash flow and income. This addition had no performance impact for the Fund in December.

      In November 2006, the Fund added Robeco to manage a disciplined core mid-cap strategy based on a quantitative model that uses a combination of momentum and valuation factors to predict performance of the stocks in their universe. The portfolio is constructed to minimize style, sector, and beta risk while maximizing the risk coming from stock selection. The allocation to Robeco was taken from a combination of active management and passive exposure within the Fund. The reduction from existing active management will reduce the Fund's tracking error, and the corresponding decrease in passive exposure will allow the Fund the opportunity to generate more excess return while maintaining a disciplined, risk-controlled framework. This addition to the Fund had no material performance impact in its first two months.

      Since August 2006, the Fund has maintained a tilt in style allocation toward value. This value stance had little impact on the Fund's return as value stocks outperformed growth stocks by only 100 basis points since July 31, 2006.

      The Fund's active growth manager, BLM, trailed the Russell Midcap Growth Index for the period by 390 basis points. Its strategy of investing in companies with increasing revenue and earnings growth, especially those that exceed expectations, was not rewarded in the second half of 2006 as those stocks in the Russell Midcap Growth Index with the lowest earnings growth numbers were the best performers. In addition, its stock selection in the Information Technology and Consumer Discretionary sectors detracted from its performance.

      The Fund's active value manager, EIC, underperformed its index, the Russell Midcap Value Index, by 190 basis points. Its underweight positions in both Utilities and REITs were the biggest detractors in the period. It had previously held many names in those two industries but subsequently sold them when they reached their price targets. EIC does not find good valuations currently in either Utilities or REITs.

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
---------------------------------------
   PRESIDENT'S MESSAGE -- CONTINUED
--------------------------------------------------------------------------------


      The top ten holdings as of December 31, 2006, representing approximately 15.6% of total investments, were:

                                          PERCENT OF TOTAL                                           PERCENT OF TOTAL
10 LARGEST HOLDINGS                         INVESTMENTS         10 LARGEST HOLDINGS                    INVESTMENTS
--------------------------              --------------------    --------------------------          -------------------
iShares Russell Midcap Growth Index Fund       5.1%             Precision Castparts Corp.                  1.0%
iShares Russell Midcap Value Index Fund        2.6%             American Electric Power Co., Inc.          0.9%
Molson Coors Brewing Co. - Class B             1.2%             Dollar General Corp.                       0.9%
Comerica, Inc.                                 1.1%             Vornado Realty Trust                       0.9%
Gannett Co., Inc.                              1.1%             Energy East Corp.                          0.8%


                      WILMINGTON MULTI-MANAGER MID-CAP FUND

--------------------------------------------------------------------------------
                                                                 Average Annual Total Returns
                                                  ------------------------------------------------------
                                                    SIX                       SINCE           SINCE
                                                  MONTHS       1 YEAR       INCEPTION(1)    INCEPTION(2)
                                                  ------     ----------   --------------   -------------
Mid-Cap Fund -- Institutional Shares               6.37%        8.90%         13.55%               NA
Mid-Cap Fund -- A Shares(3)
  (with sales charge)(4)                           2.49%        4.76%             NA            4.84%
Mid-Cap Fund -- A Shares(3) at NAV                 6.23%        8.58%             NA            8.55%
Russell Midcap Index                               9.94%       15.26%         19.98%           14.15%
S&P MidCap 400 Index                               5.83%       10.32%         17.24%           10.38%
--------------------------------------------------------------------------------

---------------
PERFORMANCE QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE. SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. TOTAL RETURNS WOULD BE LOWER HAD CERTAIN FEES AND EXPENSES NOT BEEN WAIVED AND/OR REIMBURSED. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THAT SHOWN HERE. PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END IS AVAILABLE BY CALLING 800-336-9970.

AN INVESTMENT IN THE FUND IS NOT INSURED BY THE FDIC OR ANY OTHER GOVERNMENTAL AGENCY, IS NOT A DEPOSIT OF OR OTHER OBLIGATION OF OR GUARANTEED BY WILMINGTON TRUST OR ANY OTHER BANK OR ENTITY, AND IS SUBJECT TO RISKS INCLUDING A POSSIBLE LOSS OF THE PRINCIPAL AMOUNT INVESTED.

(1)  THE SINCE INCEPTION RETURNS SHOWN FOR INSTITUTIONAL  SHARES AND THE INDICES
     ARE  FOR  THE  PERIOD  JULY  1,  2003   (COMMENCEMENT   OF   OPERATIONS  OF
     INSTITUTIONAL SHARES) THROUGH DECEMBER 31, 2006.

(2) THE SINCE INCEPTION RETURNS SHOWN FOR A SHARES AND THE INDICES ARE FOR THE PERIOD DECEMBER 20, 2005 (COMMENCEMENT OF OPERATIONS OF A SHARES) THROUGH DECEMBER 31, 2006.

(3)  FORMERLY, INVESTOR SHARES.

(4) PERFORMANCE REFLECTS THE DEDUCTION OF THE 3.50% MAXIMUM FRONT-END SALES CHARGE.

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
---------------------------------------
   PRESIDENT'S MESSAGE -- CONTINUED
--------------------------------------------------------------------------------


WILMINGTON MULTI-MANAGER SMALL-CAP FUND

      The Institutional Shares of the Wilmington Multi-Manager Small-Cap Fund (the "Fund") returned 6.37% for the six-month period ended December 31, 2006, compared to a return of 9.38% for the Russell 2000 Index.

      The Fund continues to employ two active managers, Batterymarch Financial Management ("Batterymarch") and Systematic Financial Management ("SFM"), as well as an index manager, Parametric Portfolio Management ("Parametric") and investments in exchange traded funds (iShares Trust) based on the Russell 2000 Index and the S&P Small Cap 600 Index. In addition, the Fund retained Wilmington Trust Investment Management ("WTIM") to implement a strategy of acquiring small capitalization stocks and weighting the resulting portfolio using several fundamental, rather than market capitalization, metrics.

      For the five months ending December 31, 2006, the Fund maintained a tilt in style allocation toward value. The Fund was neutrally weighted during July. This value stance had no impact on the Fund's return as growth stocks and value stocks provided almost identical results since July 31.

      SFM trailed the value component of the Russell 2000 for the last six months, returning 10.3% against 11.8% for the Russell 2000 Value Index. The manager uses an investment approach that looks to acquire companies with strong free cash flows being generated from continuing operations and whose current market price is below an intrinsic value determined by the manager. During the six-month period, the manager had difficulty selecting those securities trading at the greatest discount to their projected free cash flow. Stock selection in this narrow part of the market, representing about 15% of the manager's portfolio, had the largest impact on results for the period.

      The Batterymarch portfolio posted results in the last quarter of the year in line with the Russell 2000 Growth Index, buoyed by an improvement in the results of the manager's stock selection model. However, this improvement was not large enough to overcome a poor third quarter of 2006, where both sector bets and stock selection failed the manager. There was no single sector or individual security leading to the quarter's disappointing results, as seven of the ten sectors failed to add value. Batterymarch finished the six-month period trailing the growth component of the Russell 2000 index by 330 basis points, 3.6% versus 6.9%, accounting for the majority of the Fund's underperformance.

      Finally, WTIM was retained to provide an actively weighted portfolio based upon several fundamental factors, including dividends, free cash flow and income. The manager was added December 1, 2006, and was allocated 15% of the Fund. WTIM was slightly behind the value component of the Russell 2000, which is how we benchmark the manager, for the month, trailing by 40 basis points, due in part to the cost of implementing the strategy from cash at the beginning of the month.

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
---------------------------------------
   PRESIDENT'S MESSAGE -- CONTINUED
--------------------------------------------------------------------------------


      The top ten holdings as of December 31, 2006, representing approximately 10.5% of total investments, were:

                                             PERCENT OF TOTAL                                           PERCENT OF TOTAL
10 LARGEST HOLDINGS                            INVESTMENTS         10 LARGEST HOLDINGS                    INVESTMENTS
--------------------------                 --------------------    --------------------------          -------------------
iShares S&P SmallCap 600 Value Index Fund          5.1%            Sybase, Inc.                               0.6%
Phillips-VanHeusen Corp.                           0.8%            PFF Bancorp, Inc.                          0.6%
Knoll, Inc.                                        0.7%            Astoria Financial Corp.                    0.5%
The Colonial BancGroup, Inc.                       0.6%            Selective Insurance Group, Inc.            0.5%
MGE Energy, Inc.                                   0.6%            Regal-Beloit Corp.                         0.5%


                     WILMINGTON MULTI-MANAGER SMALL-CAP FUND

--------------------------------------------------------------------------------
                                                                 Average Annual Total Returns
                                                  ---------------------------------------------------------
                                                    SIX                       SINCE           SINCE
                                                  MONTHS       1 YEAR       INCEPTION(1)    INCEPTION(2)
                                                  ------     ----------   --------------   -------------
Small-Cap Fund -- Institutional Shares             6.37%       12.05%         15.83%               NA
Small-Cap Fund -- A Shares(3)
  (with sales charge)(4)                           2.54%        7.75%             NA            7.87%
Small-Cap Fund -- A Shares(3) at NAV               6.23%       11.67%             NA           11.68%
Russell 2000 Index                                 9.38%       18.37%         18.80%           17.99%
S&P SmallCap 600 Index                             6.89%       15.12%         19.56%           14.63%
--------------------------------------------------------------------------------

---------------
PERFORMANCE QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE. SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. TOTAL RETURNS WOULD BE LOWER HAD CERTAIN FEES AND EXPENSES NOT BEEN WAIVED AND/OR REIMBURSED. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THAT SHOWN HERE. PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END IS AVAILABLE BY CALLING 800-336-9970.

AN INVESTMENT IN THE FUND IS NOT INSURED BY THE FDIC OR ANY OTHER GOVERNMENTAL AGENCY, IS NOT A DEPOSIT OF OR OTHER OBLIGATION OF OR GUARANTEED BY WILMINGTON TRUST OR ANY OTHER BANK OR ENTITY, AND IS SUBJECT TO RISKS INCLUDING A POSSIBLE LOSS OF THE PRINCIPAL AMOUNT INVESTED.

SMALL COMPANY STOCKS MAY BE SUBJECT TO A HIGHER DEGREE OF MARKET RISK THAN THE SECURITIES OF MORE ESTABLISHED COMPANIES BECAUSE THEY TEND TO BE MORE VOLATILE AND LESS LIQUID.

(1)  THE SINCE INCEPTION RETURNS SHOWN FOR INSTITUTIONAL  SHARES AND THE INDICES
     ARE  FOR  THE  PERIOD  JULY  1,  2003   (COMMENCEMENT   OF   OPERATIONS  OF
     INSTITUTIONAL SHARES) THROUGH DECEMBER 31, 2006.

(2) THE SINCE INCEPTION RETURNS SHOWN FOR A SHARES AND THE INDICES ARE FOR THE PERIOD DECEMBER 20, 2005 (COMMENCEMENT OF OPERATIONS OF A SHARES) THROUGH DECEMBER 31, 2006.

(3)  FORMERLY, INVESTOR SHARES.

(4) PERFORMANCE REFLECTS THE DEDUCTION OF THE 3.50% MAXIMUM FRONT-END SALES CHARGE.

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
---------------------------------------
   PRESIDENT'S MESSAGE -- CONTINUED
--------------------------------------------------------------------------------


WILMINGTON MULTI-MANAGER INTERNATIONAL FUND

      The Institutional Shares of the Wilmington Multi-Manager International Fund (the "Fund") returned 16.57% for the six-month period ended December 31, 2006, compared to a return of 14.69% for the MSCI EAFE Index.

      The second half of 2006 witnessed the continued strong performance of international equity markets relative to U.S. equity markets as the Standard & Poor's 500 Index of U.S. stocks returned 12.7% in the same time period. The Fund's tactical allocation to international emerging markets and international small-caps both added value as emerging markets gained 23.3% in the period as measured by the MSCI Emerging Markets Index while international small-caps rose 16.6% as measured by the S&P Extended Market Index World Ex. U.S. ("S&P World").

      The Fund currently employs four investment managers, Goldman Sachs Asset Management ("GSAM"), Julius Baer Investment Management ("JBIM"), Acadian Asset Management ("Acadian") and The Boston Company Asset Management ("Boston"). GSAM attempts to provide superior returns through a structured stock selection process, while maintaining a return profile very close to that of the MSCI EAFE Index. JBIM utilizes a more flexible approach and allows for greater concentrations in various countries including emerging markets, sectors and industries. Acadian is a quantitative active manager who employs the use of analytic models for active stock selection as well as sector and country valuation. Boston provides a dedicated allocation to small-cap companies and combines both quantitative and fundamental analysis.

       JBIM provided the greatest amount of excess returns to the fund primarily due to its allocation to emerging markets along with an underweight both to the Energy sector and to Japanese stocks. GSAM also exceeded the MSCI in the period as most of its investment themes, especially Valuation, contributed to its returns. The Acadian portfolio outperformed the MSCI, driven by a combination of country allocation and stock selection. An active allocation to China was a key contributor towards Acadian's success. Boston's performance in the period was on par with the S&P World.

      The top ten holdings as of December 31, 2006, representing approximately 16.1% of total investments, were:

                                             PERCENT OF TOTAL                                           PERCENT OF TOTAL
10 LARGEST HOLDINGS                            INVESTMENTS         10 LARGEST HOLDINGS                    INVESTMENTS
--------------------------                 --------------------    --------------------------          -------------------
iShares MSCI Emerging Markets
  Index Fund                                       5.3%            AstraZeneca PLC                            1.2%
Royal Dutch Shell PLC                              1.5%            Roche Holding AG -- Genusschein            1.0%
Zurich Financial Services AG                       1.5%            Royal Bank of Scotland Group PLC           1.0%
BNP Paribas SA                                     1.4%            Deutsche Bank AG                           1.0%
Endesa SA                                          1.2%            Unilever PLC                               1.0%

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
---------------------------------------
   PRESIDENT'S MESSAGE -- CONTINUED
--------------------------------------------------------------------------------


      The following table compares the performance of the Wilmington Multi-Manager International Fund (the "International Fund") and its predecessor, the International Stock Fund (a collective investment fund), with that of the MSCI EAFE Index for the periods ended December 31, 2006. The International Stock Fund's performance (12/31/96 - 6/29/98) has been adjusted to reflect the annual deduction of fees and expenses applicable to shares of the International Fund (i.e., adjusted to reflect anticipated expenses, absent investment advisory fee waivers). The International Stock Fund was not a registered investment company under the Investment Company Act of 1940 (the "1940 Act") and therefore was not subject to the investment restrictions, limitations and diversification requirements imposed by the 1940 Act and the Internal Revenue Code of 1986, as amended. If the International Stock Fund had been registered under the 1940 Act, its performance may have been different.


                   WILMINGTON MULTI-MANAGER INTERNATIONAL FUND

--------------------------------------------------------------------------------
                                                                       Average Annual Total Returns
                                                  --------------------------------------------------------------------
                                                   SIX                                                      SINCE
                                                  MONTHS       1 YEAR        5 YEAR        10 YEAR        INCEPTION(1)
                                                  ------      --------      --------      ---------      -------------
International Fund -- Institutional Shares        16.57%       27.97%        14.38%         7.22%                NA
International Fund -- A Shares(2)
  (with sales charge)(3)                          12.34%       23.22%            NA            NA            23.03%
International Fund -- A Shares(2) at NAV          16.42%       27.67%            NA            NA            27.36%
MSCI EAFE Index                                   14.69%       26.34%        14.98%         7.71%            26.34%
--------------------------------------------------------------------------------

---------------
PERFORMANCE QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE. SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. TOTAL RETURNS WOULD BE LOWER HAD CERTAIN FEES AND EXPENSES NOT BEEN WAIVED AND/OR REIMBURSED. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THAT SHOWN HERE. PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END IS AVAILABLE BY CALLING 800-336-9970.

AN INVESTMENT IN THE FUND IS NOT INSURED BY THE FDIC OR ANY OTHER GOVERNMENTAL AGENCY, IS NOT A DEPOSIT OF OR OTHER OBLIGATION OF OR GUARANTEED BY WILMINGTON TRUST OR ANY OTHER BANK OR ENTITY, AND IS SUBJECT TO RISKS INCLUDING A POSSIBLE LOSS OF THE PRINCIPAL AMOUNT INVESTED.

(1) NO SINCE INCEPTION RETURN IS PROVIDED FOR FUNDS THAT HAVE BEEN IN EXISTENCE MORE THAN TEN YEARS. THE SINCE INCEPTION RETURNS FOR A SHARES ARE FOR THE PERIOD DECEMBER 20, 2005 (COMMENCEMENT OF OPERATIONS) THROUGH DECEMBER 31, 2006. THE SINCE INCEPTION RETURN FOR THE MSCI EAFE INDEX IS FOR THE PERIOD DECEMBER 31, 2005 THROUGH DECEMBER 31, 2006.

(2)  FORMERLY, INVESTOR SHARES.

(3) PERFORMANCE REFLECTS THE DEDUCTION OF THE 3.50% MAXIMUM FRONT-END SALES CHARGE.

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
---------------------------------------
   PRESIDENT'S MESSAGE -- CONTINUED
--------------------------------------------------------------------------------


WILMINGTON MULTI-MANAGER REAL ASSET FUND

      For the period July 1, 2006 through December 31, 2006, the Institutional Shares of the Wilmington Multi-Manager Real Asset Fund (the "Fund") returned 4.90% compared to a return of 6.53% for the blended benchmark. The blended benchmark is comprised of 50% Lehman U.S. Treasury Inflation Protected Securities (TIPS) Index, 30% FTSE NAREIT-Equity Index, and 20% DJ-AIG Commodity Total Return Index. This underperformance primarily occurred in the month of July and was the result of the continued transitioning of assets to the new investment strategy (recall that the investment strategy changed during the second quarter of 2006 from a real estate mandate to a diversified real assets mandate).

      The Fund continues to employ three active managers, Standish Mellon Asset Management ("SMAM"), AEW Management and Advisors, L.P. ("AEW"), and Real Estate Management Services Group, LLC ("REMS"). Additionally, the Fund has passive investments in exchange traded funds (iShare Trust) based on the Lehman U.S. TIPS Index and the Cohen & Steers Realty Majors Index, the PIMCO CommodityRealReturn Strategy Fund(R), an open-ended fund, and in exchange-traded notes (iPathSM ETNs) linked to the Dow Jones-AIG Commodity Total Return Index (DJAIGCI) and the GSCI Total Return Index (GSCI).

      During the last six months of 2006, SMAM, the Fund's TIPS manager, performed in-line with its benchmark, the Lehman U.S. TIPS Index, both returning 2.2%. While the third quarter was positive for TIPS, with the benchmark up 3.6%, TIPS lost ground during the fourth quarter, down -1.3%. The third quarter experienced positive principal returns for TIPS, due to slowing economic growth driving real yields lower and larger-than-expected inflation adjustments, while the opposite was true in the fourth quarter. Instead, during the last three months of the year, TIPS struggled as real yields moved higher and inflation accruals were negative, due to energy's dramatic decline during the third quarter which impacted fourth quarter inflation.

      AEW, one of the two real estate managers in the Fund, matched the FTSE NAREIT-Equity Index's performance during the last six months of 2006 (both returned 19.6%). REMS, the second real estate manager, did not fare as well and underperformed the benchmark by approximately 340 basis points. REMS' underperformance is explained by its significant allocation to REIT preferred equity holdings (approximately one-fourth of their holdings), which provide downside protection, reduce volatility and increase yield, but at the cost of not keeping up when the real estate market does very well. The downside protection was visible in December, when the benchmark was down -1.6% and REMS returned 0.1%, a gain of 170 basis points during the month.

      The PIMCO CommodityRealReturn Strategy Fund ("PIMCO Fund") trailed the DJAIGCI by 100 basis points during the six months ending December 31, 2006. The PIMCO Fund's actively managed collateral portfolio, which is invested primarily in TIPS, suffered during the period. Combined with the passive exposure to the DJAIGCI, the PIMCO Fund's overall performance ended up behind. Finally, the passive iPath ETNs both performed in-line with their respective indices, as expected, though the GSCI underperformed the DJAIGCI due to its significantly larger allocation to energy futures, which were especially hard hit during the last half of the year.

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
---------------------------------------
   PRESIDENT'S MESSAGE -- CONTINUED
--------------------------------------------------------------------------------


      The top ten holdings as of December 31, 2006, representing approximately 57.5% of total investments, were:

                                             PERCENT OF TOTAL                                           PERCENT OF TOTAL
10 LARGEST HOLDINGS                            INVESTMENTS         10 LARGEST HOLDINGS                    INVESTMENTS
--------------------------                 --------------------    --------------------------          -------------------
iPATH Dow Jones -- AIG Commodity Index                             Commodity Real Return Strategy
   Total Return Index ETN                          12.5%              Fund -- Institutional Shares            5.1%
U.S. Treasury Inflation Indexed Notes,                             U.S. Treasury Inflation Indexed Notes,
   1.88%, 07/15/13                                  6.0%              1.63%, 01/15/15                         4.9%
iShares Lehman U.S. Treasury Inflation                             U.S. Treasury Inflation Indexed Notes,
   Protected Securities Index Fund                  6.0%              0.88%, 04/15/10                         4.7%
U.S. Treasury Inflation Indexed Notes,                             U.S. Treasury Inflation Indexed Notes,
   3.50%, 01/15/11                                  5.5%              3.00%, 07/15/12                         3.8%
iShares Cohen & Steers Realty Majors                               U.S. Treasury Inflation Indexed Notes,
   Index Fund                                       5.2%              3.88%, 04/15/29                         3.8%


                    WILMINGTON MULTI-MANAGER REAL ASSET FUND

--------------------------------------------------------------------------------
                                                                Average Annual Total Returns
                                                  ------------------------------------------------------
                                                    SIX                       SINCE           SINCE
                                                  MONTHS       1 YEAR       INCEPTION(1)    INCEPTION(2)
                                                  ------     ----------   --------------   -------------
Real Asset Fund -- Institutional Shares            4.90%        15.29%        20.06%               NA
Real Asset Fund -- A Shares(3)
  (with sales charge)(4)                           1.10%        11.03%            NA           11.34%
Real Asset Fund -- A Shares(3) at NAV              4.79%        15.04%            NA           15.25%
Blended Index: TIPS/NAREIT/DJ-AIG                  6.53%        10.55%        13.25%           10.55%
Lehman U.S. TIPS Index                             2.22%         0.41%         3.86%            0.41%
NAREIT Equity Index                               19.61%        35.06%        28.38%           35.06%
DJ-AIG Commodity TR Index                         (1.45)%        2.07%        14.10%            2.07%
--------------------------------------------------------------------------------

---------------
PERFORMANCE QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE. SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. TOTAL RETURNS WOULD BE LOWER HAD CERTAIN FEES AND EXPENSES NOT BEEN WAIVED AND/OR REIMBURSED. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THAT SHOWN HERE. PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END IS AVAILABLE BY CALLING 800-336-9970.

AN INVESTMENT IN THE FUND IS NOT INSURED BY THE FDIC OR ANY OTHER GOVERNMENTAL AGENCY, IS NOT A DEPOSIT OF OR OTHER OBLIGATION OF OR GUARANTEED BY WILMINGTON TRUST OR ANY OTHER BANK OR ENTITY, AND IS SUBJECT TO RISKS INCLUDING A POSSIBLE LOSS OF THE PRINCIPAL AMOUNT INVESTED.

(1)  THE SINCE INCEPTION RETURNS SHOWN FOR INSTITUTIONAL  SHARES AND THE INDICES
     ARE  FOR  THE  PERIOD  JULY  1,  2003   (COMMENCEMENT   OF   OPERATIONS  OF
     INSTITUTIONAL SHARES) THROUGH DECEMBER 31, 2006.

(2) THE SINCE INCEPTION RETURNS SHOWN FOR A SHARES ARE FOR THE PERIOD DECEMBER 20, 2005 (COMMENCEMENT OF OPERATIONS OF A SHARES) THROUGH DECEMBER 31, 2006. THE SINCE INCEPTION RETURNS FOR THE INDICES ARE FOR THE PERIOD DECEMBER 31, 2005 THROUGH DECEMBER 31, 2006.

(3)  FORMERLY, INVESTOR SHARES.

(4) PERFORMANCE REFLECTS THE DEDUCTION OF THE 3.50% MAXIMUM FRONT-END SALES CHARGE.

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
---------------------------------------
   PRESIDENT'S MESSAGE -- CONTINUED
--------------------------------------------------------------------------------


      We invite your comments and questions and thank you for your investment in the Wilmington Multi-Manager Funds. We look forward to reviewing our investment outlook and strategy with you in our next report to shareholders.

                                             Sincerely

                                             /s/ Neil Wolfson

                                             Neil Wolfson
                                             President

January 24, 2007

YOU SHOULD CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES AND EXPENSES OF THE FUNDS CAREFULLY BEFORE INVESTING. A PROSPECTUS WITH THIS AND OTHER INFORMATION MAY BE OBTAINED BY CALLING 800-336-9970 OR VISITING THE FUNDS' WEBSITE AT WWW.WILMINGTONFUNDS.COM. THE PROSPECTUS SHOULD BE READ CAREFULLY BEFORE INVESTING.

MR. WOLFSON'S COMMENTS REFLECT THE INVESTMENT ADVISER'S VIEWS GENERALLY REGARDING THE MARKET AND THE ECONOMY AND ARE COMPILED FROM THE INVESTMENT ADVISER'S RESEARCH AND FROM COMMENTS PROVIDED BY THE PORTFOLIO MANAGERS AND THE SUB-ADVISERS OF EACH OF THE FUNDS. THESE COMMENTS REFLECT OPINIONS AS OF THE DATE WRITTEN AND ARE SUBJECT TO CHANGE AT ANY TIME.

DISTRIBUTED BY PROFESSIONAL FUNDS DISTRIBUTOR, LLC.

SEE FINANCIAL HIGHLIGHTS.

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
---------------------------------------
   EXPENSE DISCLOSURE (UNAUDITED)
--------------------------------------------------------------------------------


DISCLOSURE OF FUND EXPENSES

The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of a Fund, you incur ongoing costs, including management fees and other Fund expenses. A Fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Tables below illustrate your Fund's costs in two ways.

     o ACTUAL FUND RETURN. The first line of each table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during the period.

     o HYPOTHETICAL 5% RETURN. The second line of each table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees, if any. Therefore, the second line of each table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included your costs would have been higher. The "Annualized Expense Ratio" reflects the actual expenses for the period indicated.

FOR THE PERIOD JULY 1, 2006 TO DECEMBER 31, 2006

                                                               BEGINNING      ENDING                     EXPENSES
                                                                ACCOUNT       ACCOUNT     ANNUALIZED       PAID
                                                                 VALUE         VALUE       EXPENSE        DURING
                                                                7/01/06      12/31/06       RATIO         PERIOD*
                                                              -----------   ----------   ------------   ----------
MULTI-MANAGER LARGE-CAP FUND -- INSTITUTIONAL SHARES
Actual Fund Return .........................................   $1,000.00     $1,108.60       0.88%         $4.68
Hypothetical 5% Return Before Expenses .....................    1,000.00      1,020.77       0.88%          4.48

MULTI-MANAGER LARGE-CAP FUND -- A SHARES(1)
Actual Fund Return .........................................   $1,000.00     $1,108.10       1.13%         $6.00
Hypothetical 5% Return Before Expenses .....................    1,000.00      1,019.51       1.13%          5.75

MULTI-MANAGER MID-CAP FUND -- INSTITUTIONAL SHARES
Actual Fund Return .........................................   $1,000.00     $1,063.70       1.15%         $5.98
Hypothetical 5% Return Before Expenses .....................    1,000.00      1,019.41       1.15%          5.85

MULTI-MANAGER MID-CAP FUND -- A SHARES(1)
Actual Fund Return .........................................   $1,000.00     $1,062.30       1.40%         $7.28
Hypothetical 5% Return Before Expenses .....................    1,000.00      1,018.15       1.40%          7.12

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
---------------------------------------
   EXPENSE DISCLOSURE (UNAUDITED) -- CONTINUED
--------------------------------------------------------------------------------


FOR THE PERIOD JULY 1, 2006 TO DECEMBER 31, 2006

                                                               BEGINNING      ENDING                     EXPENSES
                                                                ACCOUNT       ACCOUNT     ANNUALIZED       PAID
                                                                 VALUE         VALUE       EXPENSE        DURING
                                                                7/01/06      12/31/06       RATIO         PERIOD*
                                                              -----------   ----------   ------------   ----------
MULTI-MANAGER SMALL-CAP FUND -- INSTITUTIONAL SHARES
Actual Fund Return .........................................   $1,000.00     $1,063.70       1.25%         $6.50
Hypothetical 5% Return Before Expenses .....................    1,000.00      1,018.90       1.25%          6.36

MULTI-MANAGER SMALL-CAP FUND -- A SHARES(1)
Actual Fund Return .........................................   $1,000.00     $1,062.30       1.50%         $7.80
Hypothetical 5% Return Before Expenses .....................    1,000.00      1,017.64       1.50%          7.63

MULTI-MANAGER INTERNATIONAL FUND -- INSTITUTIONAL SHARES
Actual Fund Return .........................................   $1,000.00     $1,165.70       1.06%         $5.79
Hypothetical 5% Return Before Expenses .....................    1,000.00      1,019.86       1.06%          5.40

MULTI-MANAGER INTERNATIONAL FUND -- A SHARES(1)
Actual Fund Return .........................................   $1,000.00     $1,164.20       1.31%         $7.15
Hypothetical 5% Return Before Expenses .....................    1,000.00      1,018.60       1.31%          6.67

MULTI-MANAGER REAL ASSET FUND -- INSTITUTIONAL SHARES
Actual Fund Return .........................................   $1,000.00     $1,049.00       0.63%         $3.25(2)
Hypothetical 5% Return .....................................    1,000.00      1,022.03       0.63%          3.21(2)

MULTI-MANAGER REAL ASSET FUND -- A SHARES(1)
Actual Fund Return .........................................   $1,000.00     $1,047.90       0.88%         $4.54(2)
Hypothetical 5% Return .....................................    1,000.00      1,020.77       0.88%          4.48(2)

----------------
* Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal year, then divided by 365.
(1)  Formerly, Investor Shares.
(2) The Fund invests a portion of its assets in other funds, which are registered investment companies. In addition to the expenses reflected above, the Fund also indirectly bears fees and expenses charged by the other funds.

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
---------------------------------------
   DISCLOSURE OF PORTFOLIO HOLDINGS (UNAUDITED)
--------------------------------------------------------------------------------
DECEMBER 31, 2006

The following tables present a summary of the portfolio holdings of each of the Wilmington Multi-Manager Funds as a percentage of its total investments.

MULTI-MANAGER LARGE-CAP FUND
Common Stocks
   Financials                                   19.0%
   Consumer Discretionary                       10.7%
   Information Technology                       10.2%
   Health Care                                   9.1%
   Industrials                                   8.8%
   Energy                                        7.8%
   Consumer Staples                              6.5%
   Telecommunication Services                    3.8%
   Utilities                                     2.4%
   Materials                                     1.7%
Exchange-Traded Funds                           19.2%
Short-Term Investments                           0.8%
                                               -----
                                               100.0%
                                               =====

MULTI-MANAGER SMALL-CAP FUND
Common Stock
   Financials                                   20.9%
   Consumer Discretionary                       17.0%
   Industrials                                  15.9%
   Information Technology                       15.0%
   Health Care                                   7.6%
   Energy                                        5.3%
   Materials                                     5.0%
   Consumer Staples                              3.6%
   Utilities                                     3.6%
   Telecommunication Services                    0.7%
Exchange-Traded Funds                            5.1%
Short-Term Investments                           0.3%
                                               -----
                                               100.0%
                                               =====

MULTI-MANAGER MID-CAP FUND
Common Stocks
   Financials                                   21.0%
   Consumer Discretionary                       14.5%
   Information Technology                       10.2%
   Industrials                                  10.1%
   Health Care                                   8.5%
   Consumer Staples                              7.2%
   Utilities                                     7.2%
   Energy                                        5.0%
   Materials                                     4.6%
   Telecommunication Services                    2.1%
Exchange-Traded Funds                            7.8%
Short-Term Investments                           1.8%
                                               -----
                                               100.0%
                                               =====

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
---------------------------------------
   DISCLOSURE OF PORTFOLIO HOLDINGS (UNAUDITED) -- CONTINUED
--------------------------------------------------------------------------------
DECEMBER 31, 2006

                        MULTI-MANAGER INTERNATIONAL FUND

SECTOR ALLOCATIONS
Common Stock
   Financials                                   28.2%
   Industrials                                  12.6%
   Consumer Discretionary                       11.7%
   Materials                                     8.6%
   Consumer Staples                              7.3%
   Energy                                        6.2%
   Information Technology                        5.3%
   Health Care                                   5.2%
   Telecommunications                            4.9%
   Utilities                                     3.4%
Exchange-Traded Funds                            5.3%
Short-Term Investments                           0.6%
Preferred Stock                                  0.5%
Warrants                                         0.2%
                                               -----
                                               100.0%
                                               =====

COUNTRY ALLOCATIONS
   Japan                                        16.0%
   United Kingdom                               15.9%
   France                                        9.4%
   Germany                                       7.6%
   Netherlands                                   5.9%
   Switzerland                                   5.9%
   Australia                                     4.7%
   Italy                                         3.7%
   Spain                                         3.0%
   Sweden                                        2.5%
   Hong Kong                                     2.1%
   Poland                                        1.8%
   Finland                                       1.6%
   Austria                                       1.5%
   Belgium                                       1.4%
   Russia                                        1.4%
   Canada                                        1.3%
   Norway                                        1.0%
   All other countries less than 1%              8.0%
   Emerging Markets Index Fund                   5.3%
                                               -----
                                               100.0%
                                               =====

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
---------------------------------------
   DISCLOSURE OF PORTFOLIO HOLDINGS (UNAUDITED) -- CONTINUED
--------------------------------------------------------------------------------
DECEMBER 31, 2006


MULTI-MANAGER REAL ASSET FUND
U.S. Treasury Obligations                       42.7%
REITs
   Industrial/Office                             5.4%
   Retail                                        4.7%
   Residential                                   3.8%
   Diversified/Other                             1.6%
   Lodging/Resorts                               0.8%
   Self Storage                                  0.6%
   Health Care                                   0.5%
Exchange-Traded Notes                           14.3%
Exchange-Traded Funds                           12.3%
Investment Companies                             5.1%
Preferred Stock                                  2.5%
Common Stock                                     1.8%
Short-Term Investments                           3.9%
                                               -----
                                               100.0%
                                               =====



DISCLOSURE OF PORTFOLIO HOLDINGS

The Trust files a complete schedule of investments with the SEC for its first and third fiscal quarters on Form N-Q. Form N-Q is available without charge by visiting the SEC's website at http://www.sec.gov, or it may be viewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS / MULTI-MANAGER LARGE-CAP FUND
----------------------------------------------------------------------
   INVESTMENTS / DECEMBER 31, 2006 (UNAUDITED)
   (Showing Percentage of Total Investments)
--------------------------------------------------------------------------------

                                                                    VALUE
                                                        SHARES     (NOTE 2)
                                                       --------  ------------
COMMON STOCK -- 80.0%
  CONSUMER DISCRETIONARY -- 10.7%
    ADVERTISING -- 0.0%
     Omnicom Group, Inc. ...........................        389  $     40,666
     The Interpublic Group of Cos., Inc.* ..........        714         8,739
                                                                 ------------
                                                                       49,405
                                                                 ------------
    APPAREL RETAIL -- 0.1%
     Abercrombie & Fitch Co. .......................        150        10,445
     Limited Brands, Inc. ..........................      1,513        43,786
     The Gap, Inc. .................................      1,999        38,980
     The TJX Cos., Inc. ............................        896        25,554
                                                                 ------------
                                                                      118,765
                                                                 ------------
    APPAREL, ACCESSORIES & LUXURY GOODS -- 0.1%
     Coach, Inc.* ..................................        564        24,230
     Jones Apparel Group, Inc. .....................        887        29,652
     Liz Claiborne, Inc. ...........................        421        18,297
     Polo Ralph Lauren Corp. - Class A .............        190        14,755
     V.F. Corp. ....................................        522        42,846
                                                                 ------------
                                                                      129,780
                                                                 ------------
    AUTO PARTS & EQUIPMENT -- 0.1%
     Autoliv, Inc. .................................        230        13,869
     Johnson Controls, Inc. ........................        751        64,526
                                                                 ------------
                                                                       78,395
                                                                 ------------
    AUTOMOBILE MANUFACTURERS -- 0.2%
     Ford Motor Co. ................................     40,676       305,477
     General Motors Corp. ..........................      3,507       107,735
                                                                 ------------
                                                                      413,212
                                                                 ------------
    AUTOMOTIVE RETAIL -- 0.9%
     AutoNation, Inc.* .............................      4,815       102,656
     AutoZone, Inc.* ...............................     13,774     1,591,723
                                                                 ------------
                                                                    1,694,379
                                                                 ------------
    BROADCASTING & CABLE TV -- 2.4%
     CBS Corp., Class B ............................      1,807        56,342
     Clear Channel Communications, Inc. ............        720        25,589
     Comcast Corp. - Class A* ......................     10,954       463,683
     Comcast Corp. - Class A* ......................     26,200     1,097,256


                                                                    VALUE
                                                        SHARES     (NOTE 2)
                                                       --------  ------------
    BROADCASTING & CABLE TV -- (CONTINUED)
     Discovery Holding Co. - Class A* ..............      4,210  $     67,739
     EchoStar Communications Corp.* ................     44,700     1,699,941
     Hearst-Argyle Television, Inc. ................        590        15,045
     Hughes Electronics Corp.* .....................     37,090       925,024
     The E.W. Scripps Co. ..........................        412        20,575
     Univision Communications, Inc. - Class A* .....        342        12,114
                                                                 ------------
                                                                    4,383,308
                                                                 ------------
    CASINOS & GAMING -- 0.0%
     Harrah's Entertainment, Inc. ..................        215        17,785
     International Game Technology .................        684        31,601
                                                                 ------------
                                                                       49,386
                                                                 ------------
    COMPUTER & ELECTRONICS RETAIL -- 0.0%
     Best Buy Co., Inc. ............................        732        36,007
     Circuit City Stores, Inc. .....................        391         7,421
     Mettler-Toledo International, Inc.* ...........        310        24,444
     RadioShack Corp. ..............................         85         1,426
                                                                 ------------
                                                                       69,298
                                                                 ------------
    CONSUMER ELECTRONICS -- 0.0%
     Harman International Industries, Inc. .........        145        14,487
                                                                 ------------
    DEPARTMENT STORES -- 1.2%
     Dillard's, Inc. - Class A .....................        100         3,497
     Federated Department Stores, Inc. .............      1,682        64,135
     J.C. Penney Co., Inc. .........................     22,378     1,731,162
     Kohl's Corp.* .................................      4,631       316,899
     Nordstrom, Inc. ...............................        537        26,496
     Saks, Inc. ....................................      1,020        18,176
     Sears Holdings Corp.* .........................        192        32,243
                                                                 ------------
                                                                    2,192,608
                                                                 ------------
    DISTRIBUTORS -- 0.0%
     Genuine Parts Co. .............................        390        18,498
                                                                 ------------
    EDUCATION SERVICES -- 0.0%
     Apollo Group, Inc. - Class A* .................        323        12,587
                                                                 ------------
    FOOTWEAR -- 0.0%
     Nike, Inc. - Class B ..........................        547        54,169
                                                                 ------------


    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS / MULTI-MANAGER LARGE-CAP FUND
----------------------------------------------------------------------
   INVESTMENTS / DECEMBER 31, 2006 (UNAUDITED) -- CONTINUED

--------------------------------------------------------------------------------

                                                                    VALUE
                                                        SHARES     (NOTE 2)
                                                       --------  ------------
    GENERAL MERCHANDISE STORES -- 0.3%
     Big Lots, Inc.* ...............................        265  $      6,074
     Dollar General Corp. ..........................      1,005        16,140
     Family Dollar Stores, Inc. ....................        244         7,157
     Target Corp. ..................................      9,918       565,822
                                                                 ------------
                                                                      595,193
                                                                 ------------
    HOME FURNISHINGS -- 0.3%
     Leggett & Platt, Inc. .........................      1,045        24,976
     Mohawk Industries, Inc.* ......................      6,170       461,886
                                                                 ------------
                                                                      486,862
                                                                 ------------
    HOME IMPROVEMENT RETAIL -- 0.5%
     Lowe's Cos., Inc. .............................     24,416       760,558
     The Home Depot, Inc. ..........................      4,881       196,021
     The Sherwin-Williams Co. ......................        565        35,923
                                                                 ------------
                                                                      992,502
                                                                 ------------
    HOMEBUILDING -- 0.1%
     Centex Corp. ..................................        366        20,595
     D.R. Horton, Inc. .............................        753        19,947
     KB Home Co. ...................................        306        15,692
     Lennar Corp. - Class A ........................        583        30,584
     NVR, Inc.* ....................................         20        12,900
     Pulte Corp. ...................................        622        20,600
                                                                 ------------
                                                                      120,318
                                                                 ------------
    HOMEFURNISHING RETAIL -- 0.0%
     Bed Bath & Beyond, Inc.* ......................        513        19,545
                                                                 ------------
    HOTELS, RESORTS & CRUISE LINES -- 1.2%
     Carnival Corp. ................................        528        25,898
     Hilton Hotels Corp. ...........................        866        30,223
     Marriott International, Inc. - Class A ........     30,582     1,459,373
     Starwood Hotels & Resorts Worldwide, Inc. .....        727        45,438
     Wyndham Worldwide Corp.* ......................     16,937       542,323
                                                                 ------------
                                                                    2,103,255
                                                                 ------------
    HOUSEHOLD APPLIANCES -- 0.1%
     Black & Decker Corp. ..........................        293        23,431
     Snap-On, Inc. .................................        133         6,336
     The Stanley Works .............................        517        26,000
     Whirlpool Corp. ...............................        341        28,310
                                                                 ------------
                                                                       84,077
                                                                 ------------


                                                                    VALUE
                                                        SHARES     (NOTE 2)
                                                       --------  ------------
    HOUSEWARES & SPECIALTIES -- 0.1%
     Fortune Brands, Inc. ..........................        520  $     44,403
     Newell Rubbermaid, Inc. .......................      1,483        42,933
                                                                 ------------
                                                                       87,336
                                                                 ------------
    INTERNET RETAIL -- 0.1%
     Amazon.Com, Inc.* .............................        391        15,429
     Expedia, Inc.* ................................      5,640       118,327
     IAC/Interactive Corp.* ........................      1,406        52,247
                                                                 ------------
                                                                      186,003
                                                                 ------------
    LEISURE PRODUCTS -- 0.0%
     Brunswick Corp. ...............................        567        18,087
     Hasbro, Inc. ..................................        832        22,672
     Mattel, Inc. ..................................      1,389        31,475
                                                                 ------------
                                                                       72,234
                                                                 ------------
    MOTORCYCLE MANUFACTURERS -- 0.0%
     Harley-Davidson, Inc. .........................        623        43,903
                                                                 ------------
    MOVIES & ENTERTAINMENT -- 1.6%
     News Corp. - Class A ..........................      4,052        87,037
     Regal Entertainment Group - Class A ...........      2,740        58,417
     The Walt Disney Co. ...........................     34,260     1,174,090
     Time Warner, Inc. .............................     70,751     1,540,957
     Viacom, Inc., Class B* ........................      1,175        48,210
                                                                 ------------
                                                                    2,908,711
                                                                 ------------
    PHOTOGRAPHIC PRODUCTS -- 0.0%
     Eastman Kodak Co. .............................      2,173        56,063
                                                                 ------------
    PUBLISHING -- 0.4%
     Dow Jones & Co., Inc. .........................        590        22,420
     Gannett Co., Inc. .............................      1,292        78,114
     John Wiley & Sons, Inc. Class A* ..............      1,800        69,246
     Meredith Corp. ................................        264        14,876
     The McGraw-Hill Cos., Inc. ....................      6,714       456,686
     The New York Times Co. ........................        804        19,586
     Tribune Co. ...................................      1,474        45,370
                                                                 ------------
                                                                      706,298
                                                                 ------------
    RESTAURANTS -- 0.8%
     Darden Restaurants, Inc. ......................        344        13,818
     McDonald's Corp. ..............................     14,763       654,444
     Starbucks Corp.* ..............................     20,731       734,292
     Wendy's International, Inc. ...................         65         2,151


    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS / MULTI-MANAGER LARGE-CAP FUND
----------------------------------------------------------------------
   INVESTMENTS / DECEMBER 31, 2006 (UNAUDITED) -- CONTINUED

--------------------------------------------------------------------------------

                                                                    VALUE
                                                        SHARES     (NOTE 2)
                                                       --------  ------------
    RESTAURANTS -- (CONTINUED)
     Yum! Brands, Inc. .............................        495  $     29,106
                                                                 ------------
                                                                    1,433,811
                                                                 ------------
    SPECIALIZED CONSUMER SERVICES -- 0.0%
     H&R Block, Inc. ...............................        180         4,147
     The ServiceMaster Co. .........................      1,350        17,699
                                                                 ------------
                                                                       21,846
                                                                 ------------
    SPECIALTY STORES -- 0.2%
     Office Depot, Inc.* ...........................      7,564       288,718
     OfficeMax, Inc. ...............................        163         8,093
     Staples, Inc. .................................      1,296        34,603
     Tiffany & Co. .................................         80         3,139
                                                                 ------------
                                                                      334,553
                                                                 ------------
    TIRES & RUBBER -- 0.0%
     The Goodyear Tire & Rubber Co.* ...............        410         8,606
                                                                 ------------
    TOTAL CONSUMER DISCRETIONARY ..............................    19,539,393
                                                                 ------------
  CONSUMER STAPLES -- 6.5%
    AGRICULTURAL PRODUCTS -- 0.2%
     Archer-Daniels Midland Co. ....................     10,263       328,006
                                                                 ------------
    BREWERS -- 0.1%
     Anheuser-Busch Companies, Inc. ................      2,200       108,240
     Molson Coors Brewing Co. - Class B ............        132        10,090
                                                                 ------------
                                                                      118,330
                                                                 ------------
    DISTILLERS & VINTNERS -- 0.0%
     Brown-Forman Corp. - Class B ..................         99         6,558
     Constellation Brands, Inc.* ...................        274         7,951
                                                                 ------------
                                                                       14,509
                                                                 ------------
    DRUG RETAIL -- 1.2%
     CVS Corp. .....................................     44,882     1,387,302
     Walgreen Co. ..................................     16,339       749,797
                                                                 ------------
                                                                    2,137,099
                                                                 ------------
    FOOD DISTRIBUTORS -- 0.0%
     Sysco Corp. ...................................      1,505        55,324
                                                                 ------------
    FOOD RETAIL -- 1.0%
     Kroger Co. ....................................     74,149     1,710,618
     Safeway, Inc. .................................      1,706        58,959


                                                                    VALUE
                                                        SHARES     (NOTE 2)
                                                       --------  ------------
    FOOD RETAIL -- (CONTINUED)
    SUPERVALU, INC .................................        999  $     35,714
     Whole Foods Market, Inc. ......................        421        19,758
                                                                 ------------
                                                                    1,825,049
                                                                 ------------
    HOUSEHOLD PRODUCTS -- 1.2%
     Colgate-Palmolive Co. .........................      9,258       603,992
     Kimberly-Clark Corp. ..........................      1,738       118,097
     Procter & Gamble Co. ..........................     23,888     1,535,282
     The Clorox Co. ................................        435        27,905
                                                                 ------------
                                                                    2,285,276
                                                                 ------------
    HYPERMARKETS & SUPER CENTERS -- 0.5%
     Costco Wholesale Corp. ........................     13,718       725,271
     Wal-Mart Stores, Inc. .........................      5,260       242,907
                                                                 ------------
                                                                      968,178
                                                                 ------------
    PACKAGED FOODS & MEATS -- 0.6%
     Campbell Soup Co. .............................      1,070        41,612
     ConAgra Foods, Inc. ...........................      3,171        85,617
     Dean Foods Co.* ...............................        215         9,090
     General Mills, Inc. ...........................      1,335        76,896
     Hershey Foods Corp. ...........................        495        24,651
     HJ Heinz Co. ..................................      1,772        79,758
     Hormel Foods Corp. ............................        300        11,202
     Kellogg Co. ...................................        944        47,256
     Kraft Foods, Inc. .............................      3,700       132,090
     McCormick & Co., Inc. .........................        394        15,193
     Sara Lee Corp. ................................      5,107        86,972
     Smithfield Foods, Inc.* .......................     13,400       343,844
     Tyson Foods, Inc. - Class A ...................      1,340        22,043
     Wm. Wrigley Jr. Co. ...........................        601        31,084
     Wm. Wrigley Jr. Co. - Class B* ................         25         1,285
                                                                 ------------
                                                                    1,008,593
                                                                 ------------
    PERSONAL PRODUCTS -- 0.0%
     Avon Products, Inc. ...........................      1,228        40,573
     Estee Lauder Companies, Inc. - Class A ........        522        21,308
                                                                 ------------
                                                                       61,881
                                                                 ------------
    SOFT DRINKS -- 1.2%
     Coca-Cola Co. .................................     17,104       825,268
     Coca-Cola Enterprises, Inc. ...................      1,562        31,896
     Pepsi Bottling Group, Inc. ....................        687        21,235


    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS / MULTI-MANAGER LARGE-CAP FUND
----------------------------------------------------------------------
   INVESTMENTS / DECEMBER 31, 2006 (UNAUDITED) -- CONTINUED

--------------------------------------------------------------------------------

                                                                    VALUE
                                                        SHARES     (NOTE 2)
                                                       --------  ------------
    SOFT DRINKS -- (CONTINUED)
     PepsiAmericas, Inc. ...........................     11,600  $    243,368
     PepsiCo, Inc. .................................     16,313     1,020,378
                                                                 ------------
                                                                    2,142,145
                                                                 ------------
    TOBACCO -- 0.5%
     Altria Group, Inc. ............................      9,885       848,331
     Loews Corp. - Carolina Group ..................        470        30,418
     Reynolds American, Inc. .......................        944        61,804
     UST, Inc. .....................................        721        41,962
                                                                 ------------
                                                                      982,515
                                                                 ------------
    TOTAL CONSUMER STAPLES ....................................    11,926,905
                                                                 ------------
  ENERGY -- 7.8%
    COAL & CONSUMABLE FUELS -- 0.0%
     Consol Energy, Inc. ...........................        278         8,932
     Foundation Coal Holdings, Inc. ................        330        10,481
     Peabody Energy Corp. ..........................        420        16,972
                                                                 ------------
                                                                       36,385
                                                                 ------------
    INTEGRATED OIL & GAS -- 3.4%
     ChevronTexaco Corp. ...........................     21,963     1,614,939
     ConocoPhillips ................................     34,666     2,494,219
     Exxon Mobil Corp. .............................     17,398     1,333,209
     Marathon Oil Corp. ............................      1,601       148,092
     Murphy Oil Corp. ..............................        113         5,746
     Occidental Petroleum Corp. ....................     13,224       645,728
                                                                 ------------
                                                                    6,241,933
                                                                 ------------
    OIL & GAS DRILLING -- 0.0%
     Diamond Offshore Drilling, Inc. ...............        170        13,590
     Nabors Industries, Ltd.* ......................        178         5,301
     Noble Corp. ...................................         82         6,244
     Rowan Cos., Inc. ..............................        160         5,312
     Transocean, Inc.* .............................        451        36,481
                                                                 ------------
                                                                       66,928
                                                                 ------------
    OIL & GAS EQUIPMENT & SERVICES -- 1.8%
     Baker Hughes, Inc. ............................     18,199     1,358,737
     BJ Services Co. ...............................        634        18,589
     Halliburton Co. ...............................     28,333       879,740
     National Oilwell, Inc.* .......................        106         6,485
     Schlumberger, Ltd. ............................     15,892     1,003,739
     Smith International, Inc. .....................        120         4,928
     Weatherford International, Inc.* ..............        432        18,053
                                                                 ------------
                                                                    3,290,271
                                                                 ------------


                                                                    VALUE
                                                        SHARES     (NOTE 2)
                                                       --------  ------------
    OIL & GAS EXPLORATION & PRODUCTION -- 1.3%
     Anadarko Petroleum Corp. ......................     13,456  $    585,605
     Apache Corp. ..................................     10,955       728,617
     Chesapeake Energy Corp. .......................        634        18,418
     Devon Energy Corp. ............................     13,475       903,903
     EOG Resources, Inc. ...........................        358        22,357
     Hess Corp. ....................................      1,036        51,355
     Noble Energy, Inc. ............................        240        11,777
     Plains Exploration & Production Co.* ..........        230        10,932
     Pogo Producing Co. ............................        200         9,688
     XTO Energy, Inc. ..............................        526        24,748
                                                                 ------------
                                                                    2,367,400
                                                                 ------------
    OIL & GAS REFINING & MARKETING -- 1.2%
     Sunoco, Inc. ..................................        483        30,120
     Tesoro Corp. ..................................     23,160     1,523,233
     Valero Energy Corp. ...........................     12,128       620,469
                                                                 ------------
                                                                    2,173,822
                                                                 ------------
    OIL & GAS STORAGE & TRANSPORTATION -- 0.1%
     El Paso Corp. .................................      2,692        41,134
     Kinder Morgan, Inc. ...........................        248        26,226
     Overseas Shipholding Group, Inc. ..............        160         9,008
     The Williams Cos., Inc. .......................      1,783        46,572
                                                                 ------------
                                                                      122,940
                                                                 ------------
    TOTAL ENERGY ..............................................    14,299,679
                                                                 ------------
  FINANCIALS -- 19.0%
    ASSET MANAGEMENT & CUSTODY BANKS -- 0.3%
     Affiliated Managers Group, Inc.* ..............        140        14,718
     Allied Capital Corp. ..........................        950        31,046
     American Capital Strategies, Ltd. .............        390        18,041
     Ameriprise Financial, Inc. ....................        295        16,078
     Bank of New York Co., Inc. ....................      1,821        71,693
     BlackRock, Inc. ...............................         80        12,152
     Eaton Vance Corp. .............................        380        12,544
     Federated Investors, Inc. .....................        380        12,836
     Franklin Resources, Inc. ......................        524        57,729
     Janus Capital Group, Inc. .....................        725        15,653
     Legg Mason, Inc. ..............................        291        27,660
     Mellon Financial Corp. ........................      1,229        51,802
     Northern Trust Corp. ..........................        576        34,957
     SEI Investments Co. ...........................        180        10,721
     State Street Corp. ............................        704        47,478

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS / MULTI-MANAGER LARGE-CAP FUND
----------------------------------------------------------------------
   INVESTMENTS / DECEMBER 31, 2006 (UNAUDITED) -- CONTINUED

--------------------------------------------------------------------------------

                                                                    VALUE
                                                        SHARES     (NOTE 2)
                                                       --------  ------------
    ASSET MANAGEMENT & CUSTODY BANKS -- (CONTINUED)
     T. Rowe Price Group, Inc. .....................        726  $     31,777
                                                                 ------------
                                                                      466,885
                                                                 ------------
    CONSUMER FINANCE -- 1.6%
     American Express Co. ..........................     14,450       876,681
     AmeriCredit Corp.* ............................        910        22,905
     Capital One Financial Corp. ...................     25,024     1,922,344
     SLM Corp. .....................................        775        37,797
                                                                 ------------
                                                                    2,859,727
                                                                 ------------
    DIVERSIFIED BANKS -- 2.3%
     Bank of America Corp. .........................     54,393     2,904,042
     Comerica, Inc. ................................        793        46,533
     U.S. Bancorp ..................................      8,305       300,558
     Wachovia Corp. ................................      7,403       421,601
     Wells Fargo & Co. .............................     14,258       507,015
                                                                 ------------
                                                                    4,179,749
                                                                 ------------
    DIVERSIFIED CAPITAL MARKETS -- 2.6%
     Citigroup, Inc. ...............................     67,281     3,747,552
     J.P. Morgan Chase & Co. .......................     22,022     1,063,662
                                                                 ------------
                                                                    4,811,214
                                                                 ------------
    INSURANCE BROKERS -- 0.1%
     Aon Corp. .....................................      1,844        65,167
     Arthur J. Gallagher & Co. .....................        520        15,366
     Marsh & McLennan Cos., Inc. ...................      3,304       101,301
                                                                 ------------
                                                                      181,834
                                                                 ------------
    INVESTMENT BANKING & BROKERAGE -- 4.1%
     A.G. Edwards, Inc. ............................        270        17,088
     Charles Schwab Corp. ..........................      2,927        56,608
     E*TRADE Group, Inc.* ..........................      1,605        35,984
     Goldman Sachs Group, Inc. .....................     10,076     2,008,651
     Lehman Brothers Holdings, Inc. ................      1,324       103,431
     Merrill Lynch & Co., Inc. .....................     26,964     2,510,349
     Morgan Stanley ................................     15,010     1,222,264
     The Bear Stearns Companies, Inc. ..............      9,823     1,598,988
                                                                 ------------
                                                                    7,553,363
                                                                 ------------
    LIFE & HEALTH INSURANCE -- 0.5%
     AFLAC, Inc. ...................................      2,466       113,436
     Conseco, Inc.* ................................      1,280        25,574
     Lincoln National Corp. ........................      1,397        92,761


                                                                    VALUE
                                                        SHARES     (NOTE 2)
                                                       --------  ------------
    LIFE & HEALTH INSURANCE -- (CONTINUED)
     MetLife, Inc. .................................      3,949  $    233,030
     Nationwide Financial Services, Inc. ...........        910        49,322
     Principal Financial Group, Inc. ...............      1,786       104,838
     Protective Life Corp. .........................        490        23,275
     Prudential Financial, Inc. ....................      1,893       162,533
     StanCorp Financial Group, Inc. ................        330        14,867
     Torchmark Corp. ...............................        573        36,534
     UnumProvident Corp. ...........................      2,325        48,314
                                                                 ------------
                                                                      904,484
                                                                 ------------
    MULTI-LINE INSURANCE -- 2.7%
     American Financial Group, Inc. ................        810        29,087
     American International Group, Inc. ............     34,718     2,487,892
     Assurant, Inc. ................................     20,880     1,153,620
     Genworth Financial, Inc. ......................      1,968        67,325
     Hanover Insurance Group, Inc. .................        280        13,664
     Hartford Financial Services Group, Inc. .......        689        64,291
     HCC Insurance Holdings, Inc. ..................        490        15,724
     Loews Corp. ...................................     27,273     1,131,011
     Unitrin, Inc. .................................        410        20,545
                                                                 ------------
                                                                    4,983,159
                                                                 ------------
    PROPERTY & CASUALTY INSURANCE -- 1.7%
     ACE, Ltd. .....................................        729        44,156
     Alleghany Corp.* ..............................         30        10,908
     Ambac Financial Group, Inc. ...................        310        27,612
     Berkley W.R. Corp. ............................     11,660       402,387
     Chubb Corp. ...................................     26,722     1,413,861
     Cincinnati Financial Corp. ....................        861        39,012
     CNA Financial Corp.* ..........................        820        33,062
     Erie Indemnity Co. ............................        230        13,335
     Fidelity National Financial, Inc.* ............      2,220        53,014
     First American Corp. ..........................        390        15,865
     Markel Corp.* .................................         30        14,403
     MBIA, Inc. ....................................        197        14,393
     Mercury General Corp. .........................        340        17,928
     Old Republic International Corp. ..............        880        20,486
     Philadelphia Consolidated Holding Corp.* ......        290        12,922
     SAFECO Corp. ..................................        270        16,889
     The Allstate Corp. ............................     10,746       699,672
     The Progressive Corp. .........................      2,570        62,245


    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS / MULTI-MANAGER LARGE-CAP FUND
----------------------------------------------------------------------
   INVESTMENTS / DECEMBER 31, 2006 (UNAUDITED) -- CONTINUED

--------------------------------------------------------------------------------

                                                                    VALUE
                                                        SHARES     (NOTE 2)
                                                       --------  ------------
    PROPERTY & CASUALTY INSURANCE -- (CONTINUED)
     The St. Paul Cos., Inc. .......................      3,609  $    193,767
     XL Capital, Ltd. - Class A ....................        397        28,592
                                                                 ------------
                                                                    3,134,509
                                                                 ------------
    REAL ESTATE INVESTMENT TRUSTS -- 0.7%
     AMB Property Corp. ............................        300        17,583
     Annaly Mortgage Management, Inc. ..............      1,500        20,865
     Apartment Investment & Management Co. - Class A        770        43,135
     Archstone-Smith Trust .........................      1,037        60,364
     Avalon Bay Communities, Inc. ..................        180        23,409
     Boston Properties, Inc. .......................        570        63,772
     BRE Properties, Inc. - Class A ................        190        12,354
     CBL & Associates, Inc. ........................        280        12,138
     Developers Diversified Realty Corp. ...........        340        21,403
     Duke Realty Corp. .............................        700        28,630
     Equity Office Properties Trust ................        857        41,282
     Equity Residential ............................      1,491        75,668
     Essex Property Trust, Inc. ....................         70         9,048
     Federal Realty Investment Trust ...............        160        13,600
     General Growth Properties, Inc. ...............        630        32,905
     Health Care Property Investors, Inc. ..........        680        25,038
     Health Care REIT, Inc. ........................        340        14,627
     Hospitality Properties Trust ..................        400        19,012
     Host Marriott Corp. ...........................        580        14,239
     HRPT Properties Trust .........................      1,130        13,955
     iStar Financial, Inc. .........................        560        26,779
     Kilroy Realty Corp. ...........................        120         9,360
     Kimco Realty Corp. ............................      1,040        46,748
     Liberty Property Trust ........................        360        17,690
     New Century Financial Corp. ...................        400        12,636
     New Plan Excel Realty Trust ...................        710        19,511
     Plum Creek Timber Co., Inc. ...................      1,116        44,473
     ProLogis ......................................      1,062        64,538
     Public Storage, Inc. ..........................        642        62,595
     Rayonier, Inc. ................................        390        16,009
     Regency Centers Corp. .........................        210        16,416
     Simon Property Group, Inc. ....................      1,072       108,583
     SL Green Realty ...............................        100        13,278
     Taubman Centers, Inc. .........................        230        11,698
     The Macerich Co. ..............................        200        17,314
     Thornburg Mortgage Asset Corp. ................        680        17,088


                                                                    VALUE
                                                        SHARES     (NOTE 2)
                                                       --------  ------------
    REAL ESTATE INVESTMENT TRUSTS -- (CONTINUED)
     United Dominion Realty Trust, Inc. ............        500  $     15,895
     Vencor, Inc. ..................................        310        13,119
     Vornado Realty Trust ..........................        583        70,834
     Weingarten Realty, Inc. .......................        340        15,677
                                                                 ------------
                                                                    1,183,268
                                                                 ------------
    REAL ESTATE MANAGEMENT & DEVELOPMENT -- 0.0%
     CB Richard Ellis Group, Inc.* .................        298         9,894
     Realoy Corp.* .................................        404        12,249
                                                                 ------------
                                                                       22,143
                                                                 ------------
    REGIONAL BANKS -- 0.5%
     BancorpSouth, Inc. ............................        420        11,264
     BB&T Corp. ....................................      2,328       102,269
     Commerce Bancorp, Inc. ........................        551        19,434
     Compass Bancshares, Inc. ......................        555        33,106
     Fifth Third Bancorp ...........................      2,580       105,599
     First Horizon National Corp. ..................        626        26,154
     Huntington Bancshares, Inc. ...................        531        12,611
     KeyCorp .......................................      1,904        72,409
     M&T Bank Corp. ................................        246        30,051
     Marshall & Ilsley Corp. .......................        920        44,261
     National City Corp. ...........................      2,783       101,747
     PNC Financial Services Group ..................      1,252        92,698
     Popular, Inc. .................................        790        14,181
     Regions Financial Corp. .......................      2,509        93,837
     SunTrust Banks, Inc. ..........................      1,334       112,656
     Synovus Financial Corp. .......................      1,116        34,406
     UnionBanCal Corp. .............................        410        25,113
     Whitney Holdings Corp. ........................        310        10,112
     Zions Bancorp .................................        247        20,363
                                                                 ------------
                                                                      962,271
                                                                 ------------
    REINSURANCE -- 0.0%
     Reinsurance Group of America, Inc. ............        290        16,153
     TransAtlantic Holdings, Inc. ..................        310        19,251
                                                                 ------------
                                                                       35,404
                                                                 ------------
    SPECIALIZED FINANCE -- 0.0%
     CIT Group, Inc. ...............................        430        23,981
     Moody's Corp. .................................        402        27,762
     The Chicago Mercantile Exchange ...............         51        25,998
                                                                 ------------
                                                                       77,741
                                                                 ------------

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS / MULTI-MANAGER LARGE-CAP FUND
----------------------------------------------------------------------
   INVESTMENTS / DECEMBER 31, 2006 (UNAUDITED) -- CONTINUED

--------------------------------------------------------------------------------

                                                                    VALUE
                                                        SHARES     (NOTE 2)
                                                       --------  ------------
    THRIFTS & MORTGAGE FINANCE -- 1.9%
     Capitol Federal Financial .....................        440  $     16,905
     Countrywide Financial Corp. ...................      1,124        47,714
     Fannie Mae ....................................      8,675       515,208
     Freddie Mac ...................................     10,452       709,691
     MGIC Investment Corp. .........................        413        25,829
     People's Bank .................................        340        15,171
     Radian Group, Inc. ............................        230        12,399
     Sovereign Bancorp, Inc. .......................        616        15,640
     The PMI Group, Inc. ...........................     10,820       510,379
     Washington Mutual, Inc. .......................     33,708     1,533,377
                                                                 ------------
                                                                    3,402,313
                                                                 ------------
    TOTAL FINANCIALS ..........................................    34,758,064
                                                                 ------------
  HEALTH CARE -- 9.1%
    BIOTECHNOLOGY -- 1.8%
     Amgen, Inc.* ..................................     30,002     2,049,437
     Applera Corporation - Applied
      Biosystems Group .............................        529        19,409
     Biogen Idec, Inc.* ............................      8,514       418,804
     Celgene Corp.* ................................        200        11,506
     Genentech, Inc.* ..............................      9,360       759,377
     Genzyme Corp.* ................................        159         9,791
     Gilead Sciences, Inc.* ........................        245        15,908
     MedImmune, Inc.* ..............................        361        11,685
                                                                 ------------
                                                                    3,295,917
                                                                 ------------
    HEALTH CARE DISTRIBUTORS -- 0.9%
     AmerisourceBergen Corp. .......................      8,204       368,852
     Cardinal Health, Inc. .........................     11,340       730,636
     McKesson Corp. ................................      9,301       471,561
     Patterson Companies, Inc.* ....................         59         2,095
                                                                 ------------
                                                                    1,573,144
                                                                 ------------
    HEALTH CARE EQUIPMENT -- 1.0%
     Baxter International, Inc. ....................      1,305        60,539
     Becton, Dickinson and Co. .....................        511        35,847
     Biomet, Inc. ..................................        519        21,419
     Boston Scientific Corp.* ......................     35,260       605,767
     C.R. Bard, Inc. ...............................        218        18,088
     Hillenbrand Industries, Inc. ..................        240        13,663
     Hospira, Inc.* ................................         90         3,022
     Medtronic, Inc. ...............................      2,160       115,582
     PerkinElmer, Inc. .............................        222         4,935
     St. Jude Medical, Inc.* .......................        577        21,095


                                                                    VALUE
                                                        SHARES     (NOTE 2)
                                                       --------  ------------
    HEALTH CARE EQUIPMENT -- (CONTINUED)
     Stryker Corp. .................................     14,504  $    799,315
     Thermo Electron Corp.* ........................      3,023       136,912
     Waters Corp.* .................................        287        14,054
     Zimmer Holdings, Inc.* ........................        380        29,784
                                                                 ------------
                                                                    1,880,022
                                                                 ------------
    HEALTH CARE FACILITIES -- 0.1%
     Health Management Associates, Inc. ............        139         2,934
     Manor Care, Inc. ..............................        275        12,903
     Service Corp. International ...................     21,600       221,400
     Tenet Healthcare Corp.* .......................      1,013         7,061
                                                                 ------------
                                                                      244,298
                                                                 ------------
    HEALTH CARE SERVICES -- 0.3%
     Caremark Rx, Inc. .............................      6,160       351,798
     Express Scripts, Inc. - Class A* ..............        285        20,406
     IMS Health, Inc. ..............................        105         2,885
     Laboratory Corp. of America Holdings* .........        306        22,482
     Medco Health Solutions, Inc.* .................      1,208        64,555
     Pediatrix Medical Group, Inc.* ................        290        14,181
     Quest Diagnostic, Inc. ........................        423        22,419
                                                                 ------------
                                                                      498,726
                                                                 ------------
    HEALTH CARE SUPPLIES -- 0.0%
     Bausch & Lomb, Inc. ...........................         80         4,165
     Gen-Probe, Inc.* ..............................        300        15,711
                                                                 ------------
                                                                       19,876
                                                                 ------------
    MANAGED HEALTH CARE -- 1.4%
     Aetna, Inc. ...................................     12,587       543,507
     CIGNA Corp. ...................................        500        65,785
     Coventry Health Care, Inc.* ...................      7,880       394,394
     Health Net, Inc.* .............................        220        10,705
     Humana, Inc.* .................................        352        19,469
     UnitedHealth Group, Inc. ......................     25,941     1,393,810
     WellPoint, Inc.* ..............................      1,450       114,100
                                                                 ------------
                                                                    2,541,770
                                                                 ------------
    PHARMACEUTICALS -- 3.6%
     Abbott Laboratories ...........................     33,590     1,636,169
     Allergan, Inc. ................................        183        21,913
     Barr Pharmaceuticals, Inc.* ...................        240        12,029


    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS / MULTI-MANAGER LARGE-CAP FUND
----------------------------------------------------------------------
   INVESTMENTS / DECEMBER 31, 2006 (UNAUDITED) -- CONTINUED

--------------------------------------------------------------------------------

                                                                    VALUE
                                                        SHARES     (NOTE 2)
                                                       --------  ------------
    PHARMACEUTICALS -- (CONTINUED)
     Bristol-Myers Squibb Co. ......................     11,357  $    298,916
     Eli Lilly & Co. ...............................      3,429       178,651
     Forest Laboratories, Inc.* ....................     24,031     1,215,969
     Johnson & Johnson .............................      7,306       482,342
     King Pharmaceuticals, Inc.* ...................        986        15,697
     Merck & Co., Inc. .............................     13,220       576,392
     Mylan Laboratories, Inc. ......................        793        15,828
     Pfizer, Inc. ..................................     72,001     1,864,826
     Schering-Plough Corp. .........................      4,649       109,902
     Watson Pharmaceuticals, Inc.* .................        399        10,386
     Wyeth .........................................      2,815       143,340
                                                                 ------------
                                                                    6,582,360
                                                                 ------------
    TOTAL HEALTH CARE .........................................    16,636,113
                                                                 ------------
  INDUSTRIALS -- 8.8%
    AEROSPACE & DEFENSE -- 2.0%
     General Dynamics Corp. ........................        896        66,618
     Goodrich Corp. ................................        233        10,613
     Honeywell International, Inc. .................     17,248       780,300
     L-3 Communications Holdings, Inc. .............         67         5,479
     Lockheed Martin Corp. .........................      1,283       118,126
     Northrop Grumman Corp. ........................     22,197     1,502,737
     Raytheon Co. ..................................      1,973       104,174
     Rockwell Collins, Inc. ........................        380        24,050
     The Boeing Co. ................................      2,616       232,405
     United Technologies Corp. .....................     12,655       791,191
                                                                 ------------
                                                                    3,635,693
                                                                 ------------
    AIR FREIGHT & LOGISTICS -- 0.2%
     FedEx Corp. ...................................        544        59,089
     Ryder Systems, Inc. ...........................        148         7,557
     United Parcel Service, Inc. - Class B .........      3,285       246,309
                                                                 ------------
                                                                      312,955
                                                                 ------------
    AIRLINES -- 0.0%
     Southwest Airlines Co. ........................      1,994        30,548
                                                                 ------------
    BUILDING PRODUCTS -- 0.5%
     American Standard Companies, Inc. .............        535        24,530
     Cemex S.A. de C.V.* ...........................     20,280       687,087
     Masco Corp. ...................................      6,851       204,639
                                                                 ------------
                                                                      916,256
                                                                 ------------


                                                                    VALUE
                                                        SHARES     (NOTE 2)
                                                       --------  ------------
    COMMERCIAL PRINTING -- 0.0%
     R.R. Donnelley & Sons Co. .....................        948  $     33,692
                                                                 ------------
    CONSTRUCTION & ENGINEERING -- 0.0%
     Fluor Corp. ...................................        320        26,128
     Quanta Services, Inc.* ........................        790        15,539
                                                                 ------------
                                                                       41,667
                                                                 ------------
    CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS -- 0.9%
     Caterpillar, Inc. .............................      6,653       408,028
     Cummins, Inc. .................................      2,432       287,414
     Deere & Co. ...................................        737        70,067
     PACCAR, Inc. ..................................      7,679       498,367
     Terex Corp.* ..................................        327        21,118
     The Toro Co. ..................................      8,230       383,765
                                                                 ------------
                                                                    1,668,759
                                                                 ------------
    DIVERSIFIED COMMERCIAL & PROFESSIONAL SERVICES -- 0.0%
     Adesa, Inc. ...................................        900        24,975
     Cintas Corp. ..................................        488        19,379
     Copart, Inc.* .................................        530        15,900
     Equifax, Inc. .................................        434        17,620
                                                                 ------------
                                                                       77,874
                                                                 ------------
    ELECTRICAL COMPONENTS & EQUIPMENT -- 0.6%
     American Power Conversion Corp. ...............        245         7,494
     Cooper Industries, Ltd. - Class A .............        148        13,384
     Emerson Electric Co. ..........................     24,489     1,079,720
     Rockwell Automation, Inc. .....................        602        36,770
                                                                 ------------
                                                                    1,137,368
                                                                 ------------
    ENVIRONMENTAL & FACILITIES SERVICES -- 0.1%
     Allied Waste Industries, Inc.* ................      1,303        16,014
     Waste Management, Inc. ........................      2,177        80,048
                                                                 ------------
                                                                       96,062
                                                                 ------------
    HUMAN RESOURCE & EMPLOYMENT SERVICES -- 0.0%
     Manpower, Inc. ................................        150        11,239
     Monster Worldwide, Inc.* ......................        175         8,162
     Robert Half International, Inc. ...............        523        19,414
                                                                 ------------
                                                                       38,815
                                                                 ------------
    INDUSTRIAL CONGLOMERATES -- 2.9%
     3M Co. ........................................      8,346       650,404
     General Electric Co. ..........................     99,688     3,709,391
     Textron, Inc. .................................        568        53,261


    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS / MULTI-MANAGER LARGE-CAP FUND
----------------------------------------------------------------------
   INVESTMENTS / DECEMBER 31, 2006 (UNAUDITED) -- CONTINUED

--------------------------------------------------------------------------------

                                                                    VALUE
                                                        SHARES     (NOTE 2)
                                                       --------  ------------
    INDUSTRIAL CONGLOMERATES -- (CONTINUED)
     Tyco International, Ltd. ......................     26,456  $    804,262
                                                                 ------------
                                                                    5,217,318
                                                                 ------------
    INDUSTRIAL MACHINERY -- 0.8%
     Danaher Corp. .................................        439        31,801
     Dover Corp. ...................................        866        42,451
     Eaton Corp. ...................................      2,294       172,371
     Graco, Inc. ...................................        270        10,697
     Illinois Tool Works, Inc. .....................      1,722        79,539
     Ingersoll Rand Co. ............................        744        29,113
     ITT Industries, Inc. ..........................        364        20,683
     Pall Corp. ....................................        176         6,081
     Parker Hannifin Corp. .........................     14,380     1,105,535
     Pentair, Inc. .................................        400        12,560
                                                                 ------------
                                                                    1,510,831
                                                                 ------------
    OFFICE SERVICES & SUPPLIES -- 0.5%
     Avery Dennison Corp. ..........................        354        24,047
     Pitney Bowes, Inc. ............................     19,064       880,566
                                                                 ------------
                                                                      904,613
                                                                 ------------
    RAILROADS -- 0.3%
     Burlington Northern Santa Fe Corp. ............      1,037        76,541
     CSX Corp. .....................................      1,346        46,343
     Norfolk Southern Corp. ........................      1,254        63,064
     Union Pacific Corp. ...........................      2,967       273,023
                                                                 ------------
                                                                      458,971
                                                                 ------------
    TRADING COMPANIES & DISTRIBUTORS -- 0.0%
     MSC Industrial Direct Co., Inc. - Class A .....        270        10,571
     W.W. Grainger, Inc. ...........................        325        22,730
                                                                 ------------
                                                                       33,301
                                                                 ------------
    TRUCKING -- 0.0%
     Avis Budget Group, Inc. .......................        920        19,955
                                                                 ------------
    TOTAL INDUSTRIALS .........................................    16,134,678
                                                                 ------------
  INFORMATION TECHNOLOGY -- 10.2%
    APPLICATION SOFTWARE -- 0.0%
     ADC Telecommunications, Inc.* .................        252         3,662
     Adobe Systems, Inc.* ..........................        785        32,279
     Autodesk, Inc.* ...............................        114         4,612


                                                                    VALUE
                                                        SHARES     (NOTE 2)
                                                       --------  ------------
    APPLICATION SOFTWARE -- (CONTINUED)
     Citrix Systems, Inc.* .........................        101  $      2,732
     Compuware Corp.* ..............................      2,372        19,759
     Intuit, Inc.* .................................        760        23,188
                                                                 ------------
                                                                       86,232
                                                                 ------------
    COMMUNICATIONS EQUIPMENT -- 1.4%
     Avaya, Inc.* ..................................        976        13,645
     Ciena Corp.* ..................................        179         4,960
     Cisco Systems, Inc.* ..........................     20,891       570,951
     Comverse Technology, Inc.* ....................        310         6,544
     Corning, Inc.* ................................      2,868        53,660
     Juniper Networks, Inc.* .......................        752        14,243
     Motorola, Inc. ................................      7,940       163,246
     QUALCOMM, Inc. ................................     25,567       966,177
     Research in Motion Ltd. NY Reg.* ..............      5,600       715,568
     Tellabs, Inc.* ................................      1,084        11,122
                                                                 ------------
                                                                    2,520,116
                                                                 ------------
    COMPUTER HARDWARE -- 3.1%
     Apple Computer, Inc.* .........................     10,915       926,028
     Dell, Inc.* ...................................      5,441       136,515
     Hewlett-Packard Co. ...........................     40,881     1,683,888
     International Business Machines Corp. .........     27,845     2,705,142
     NCR Corp.* ....................................      2,388       102,111
     Sun Microsystems, Inc.* .......................      9,404        50,970
                                                                 ------------
                                                                    5,604,654
                                                                 ------------
    COMPUTER STORAGE & PERIPHERALS -- 0.1%
     EMC Corp.* ....................................      5,757        75,992
     Lexmark International Group, Inc. - Class A* ..        359        26,279
     Network Appliance, Inc.* ......................        220         8,642
     QLogic Corp.* .................................         98         2,148
     Sandisk Corp.* ................................        171         7,358
                                                                 ------------
                                                                      120,419
                                                                 ------------
    DATA PROCESSING & OUTSOURCED SERVICES -- 0.9%
     Affiliated Computer Services, Inc.* ...........         71         3,468
     Automatic Data Processing, Inc. ...............        332        16,351
     Computer Sciences Corp.* ......................        779        41,575
     Convergys Corp.* ..............................        220         5,232
     Electronic Data Systems Corp. .................      2,154        59,343


    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS / MULTI-MANAGER LARGE-CAP FUND
----------------------------------------------------------------------
   INVESTMENTS / DECEMBER 31, 2006 (UNAUDITED) -- CONTINUED

--------------------------------------------------------------------------------

                                                                    VALUE
                                                        SHARES     (NOTE 2)
                                                       --------  ------------
    DATA PROCESSING & OUTSOURCED SERVICES -- (CONTINUED)
     Fidelity National Information Services, Inc. ..      1,114  $     44,660
     First Data Corp. ..............................     25,043       639,097
     Fiserv, Inc.* .................................        106         5,557
     MoneyGram International, Inc. .................        330        10,349
     Paychex, Inc. .................................     19,588       774,509
     Sabre Holdings Corp. - Class A ................        242         7,717
     Western Union Co. .............................      1,157        25,940
                                                                 ------------
                                                                    1,633,798
                                                                 ------------
    ELECTRONIC EQUIPMENT MANUFACTURERS -- 0.0%
     Agilent Technologies, Inc.* ...................        735        25,615
     Symbol Technologies, Inc. .....................        559         8,351
     Tektronix, Inc. ...............................        117         3,413
                                                                 ------------
                                                                       37,379
                                                                 ------------
    ELECTRONIC MANUFACTURING SERVICES -- 0.0%
     Jabil Circuit, Inc. ...........................         97         2,381
     Molex, Inc. ...................................        233         7,370
     Sanmina-SCI Corp.* ............................      1,282         4,423
     Solectron Corp.* ..............................      2,198         7,078
                                                                 ------------
                                                                       21,252
                                                                 ------------
    HOME ENTERTAINMENT SOFTWARE -- 0.1%
     Electronic Arts, Inc.* ........................      3,926       197,713
                                                                 ------------
    INTERNET SOFTWARE & SERVICES -- 0.7%
     eBay, Inc.* ...................................      1,474        44,323
     Google, Inc. - Class A* .......................      2,512     1,156,726
     VeriSign, Inc.* ...............................        401         9,644
     Yahoo!, Inc.* .................................      1,517        38,744
                                                                 ------------
                                                                    1,249,437
                                                                 ------------
    IT CONSULTING & OTHER SERVICES -- 0.0%
     Cognizant Technology Solutions Corp.* .........         79         6,096
     Unisys Corp.* .................................        729         5,715
                                                                 ------------
                                                                       11,811
                                                                 ------------
    OFFICE ELECTRONICS -- 0.5%
     Xerox Corp.* ..................................     55,155       934,877
                                                                 ------------
    SEMICONDUCTOR EQUIPMENT -- 1.0%
     Applied Materials, Inc. .......................     82,178     1,516,184
     Broadcom Corp. - Class A* .....................        676        21,841


                                                                    VALUE
                                                        SHARES     (NOTE 2)
                                                       --------  ------------
    SEMICONDUCTOR EQUIPMENT -- (CONTINUED)
     KLA-Tencor Corp. ..............................        120  $      5,970
     Lam Research Corp.* ...........................        230        11,643
     Novellus Systems, Inc.* .......................      7,066       243,212
     Teradyne, Inc.* ...............................        400         5,984
                                                                 ------------
                                                                    1,804,834
                                                                 ------------
    SEMICONDUCTORS -- 0.6%
     Advanced Micro Devices, Inc.* .................      1,119        22,772
     Altera Corp.* .................................        455         8,954
     Analog Devices, Inc. ..........................      1,032        33,922
     Fairchild Semiconductor International, Inc.* ..      3,400        57,154
     Intel Corp. ...................................     19,808       401,112
     Linear Technology Corp. .......................        380        11,522
     LSI Logic Corp.* ..............................        672         6,048
     Maxim Integrated Products, Inc. ...............      1,036        31,722
     Micron Technology, Inc.* ......................      1,678        23,425
     National Semiconductor Corp. ..................        174         3,950
     NVIDIA Corp.* .................................        190         7,032
     PMC-Sierra, Inc.* .............................        227         1,523
     Texas Instruments, Inc. .......................     15,592       449,049
     Xilinx, Inc. ..................................      1,040        24,762
                                                                 ------------
                                                                    1,082,947
                                                                 ------------
    SYSTEMS SOFTWARE -- 1.8%
     BMC Software, Inc.* ...........................        857        27,595
     CA, Inc. ......................................      1,956        44,304
     Microsoft Corp. ...............................     55,853     1,667,771
     Novell, Inc.* .................................        900         5,580
     Oracle Corp.* .................................     41,309       708,036
     Symantec Corp.* ...............................     39,267       818,717
                                                                 ------------
                                                                    3,272,003
                                                                 ------------
    TECHNOLOGY DISTRIBUTORS -- 0.0%
     Avnet, Inc.* ..................................        470        11,999
                                                                 ------------
    TELECOMMUNICATIONS EQUIPMENT -- 0.0%
     JDS Uniphase Corp.* ...........................        350         5,831
                                                                 ------------
    TOTAL INFORMATION TECHNOLOGY ..............................    18,595,302
                                                                 ------------
  MATERIALS -- 1.7%
    ALUMINUM -- 0.1%
     Alcoa, Inc. ...................................      3,874       116,259
                                                                 ------------


    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS / MULTI-MANAGER LARGE-CAP FUND
----------------------------------------------------------------------
   INVESTMENTS / DECEMBER 31, 2006 (UNAUDITED) -- CONTINUED

                                                                    VALUE
                                                        SHARES     (NOTE 2)
                                                       --------  ------------
   COMMODITY CHEMICALS -- 0.1%
     Celanese Corporation ..........................        830  $     21,481
     Lyondell Chemical Co. .........................        720        18,410
     Westlake Chemical Corp. .......................      2,540        79,705
                                                                 ------------
                                                                      119,596
                                                                 ------------
    CONSTRUCTION MATERIALS -- 0.0%
     Vulcan Materials Co. ..........................        372        33,432
                                                                 ------------
    DIVERSIFIED CHEMICALS -- 0.4%
     Ashland, Inc. .................................      5,796       400,967
     Dow Chemical Co. ..............................      5,109       204,054
     E.I. DuPont de Nemours & Co. ..................      4,315       210,184
     Eastman Chemical Co. ..........................        414        24,554
     Hercules, Inc.* ...............................        210         4,055
     PPG Industries, Inc. ..........................        916        58,816
                                                                 ------------
                                                                      902,630
                                                                 ------------
    DIVERSIFIED METALS & MINING -- 0.6%
     Freeport-McMoRan Copper & Gold, Inc. - Class B       1,025        57,123
     Phelps Dodge Corp. ............................      8,946     1,071,015
                                                                 ------------
                                                                    1,128,138
                                                                 ------------
    FERTILIZERS & AGRICULTURAL CHEMICALS -- 0.0%
     Monsanto Co. ..................................      1,472        77,324
                                                                 ------------
    FOREST PRODUCTS -- 0.1%
     Louisiana-Pacific Corp. .......................        610        13,133
     Weyerhaeuser Co. ..............................      1,216        85,911
                                                                 ------------
                                                                       99,044
                                                                 ------------
    GOLD -- 0.0%
     Newmont Mining Corp. ..........................        612        27,632
                                                                 ------------
    INDUSTRIAL GASES -- 0.1%
     Air Products & Chemicals, Inc. ................        891        62,619
     Praxair, Inc. .................................        615        36,488
                                                                 ------------
                                                                       99,107
                                                                 ------------
    METAL & GLASS CONTAINERS -- 0.1%
     Ball Corp. ....................................         82         3,575
     Pactiv Corp.* .................................        497        17,738
                                                                 ------------
                                                                       21,313
                                                                 ------------
    METALS & MINING -- 0.0%
     Southern Copper Corp. .........................        760        40,956
                                                                 ------------


                                                                    VALUE
                                                        SHARES     (NOTE 2)
                                                       --------  ------------
    PAPER PACKAGING -- 0.1%
     Bemis Company, Inc. ...........................        652  $     22,155
     Sealed Air Corp. ..............................        581        37,718
     Sonoco Products Co. ...........................        410        15,605
     Temple-Inland, Inc. ...........................        560        25,777
                                                                 ------------
                                                                      101,255
                                                                 ------------
    PAPER PRODUCTS -- 0.1%
     International Paper Co. .......................      2,384        81,294
     MeadWestvaco Corp. ............................        974        29,279
                                                                 ------------
                                                                      110,573
                                                                 ------------
    SPECIALTY CHEMICALS -- 0.1%
     Ecolab, Inc. ..................................        463        20,927
     International Flavors & Fragrances, Inc. ......        455        22,368
     Rohm & Haas Co. ...............................        825        42,174
     Sigma-Aldrich Corp. ...........................        243        18,886
     The Valspar Corp. .............................        420        11,609
                                                                 ------------
                                                                      115,964
                                                                 ------------
    STEEL -- 0.1%
     Allegheny Technologies, Inc. ..................        150        13,602
     Nucor Corp. ...................................        812        44,384
     United States Steel Corp. .....................        561        41,032
                                                                 ------------
                                                                       99,018
                                                                 ------------
    TOTAL MATERIALS ...........................................     3,092,241
                                                                 ------------
  TELECOMMUNICATION SERVICES -- 3.8%
    INTEGRATED TELECOMMUNICATION SERVICES -- 2.3%
     AT&T, Inc. ....................................     20,990       750,392
     BellSouth Corp. ...............................      4,180       196,920
     CenturyTel, Inc. ..............................     30,695     1,340,144
     Citizens Communications Co. ...................      3,740        53,744
     Embarq Corp. ..................................        342        17,976
     Qwest Communications International, Inc.* .....     50,709       424,434
     Verizon Communications, Inc. ..................     36,637     1,364,362
     Windstream Corp. ..............................      1,097        15,599
                                                                 ------------
                                                                    4,163,571
                                                                 ------------
    WIRELESS TELECOMMUNICATION SERVICES -- 1.5%
     Alltel Corp. ..................................     28,934     1,749,928
     American Tower Corp.* .........................        380        14,166
     Crown Castle International Corp.* .............        990        31,977


    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS / MULTI-MANAGER LARGE-CAP FUND
----------------------------------------------------------------------
   INVESTMENTS / DECEMBER 31, 2006 (UNAUDITED) -- CONTINUED

                                                                    VALUE
                                                        SHARES     (NOTE 2)
                                                       --------  ------------
    WIRELESS TELECOMMUNICATION SERVICES -- (CONTINUED)
     Sprint Corp. ..................................     46,104  $    870,905
     Telephone & Data Systems, Inc. ................        240        13,039
                                                                 ------------
                                                                    2,680,015
                                                                 ------------
    TOTAL TELECOMMUNICATION SERVICES ..........................     6,843,586
                                                                 ------------
  UTILITIES -- 2.4%
    ELECTRIC & GAS UTILITIES -- 0.0%
     Spectra Energy Corp.* .........................      1,262        35,020
                                                                 ------------
    ELECTRIC UTILITIES -- 1.4%
     Allegheny Energy, Inc.* .......................        374        17,170
     American Electric Power Co., Inc. .............     21,493       915,172
     DPL, Inc. .....................................        780        21,668
     Edison International Co. ......................        888        40,386
     Entergy Corp. .................................        922        85,119
     Exelon Corp. ..................................     15,510       959,914
     FirstEnergy Corp. .............................      1,509        90,993
     FPL Group, Inc. ...............................      1,837        99,970
     Great Plains Energy, Inc. .....................        560        17,808
     Hawaiian Electric Industries, Inc. ............        460        12,489
     Northeast Utilities Co. .......................        430        12,109
     Pepco Holdings, Inc. ..........................        600        15,606
     Pinnacle West Capital Corp. ...................        607        30,769
     PPL Corp. .....................................      1,656        59,351
     Progress Energy, Inc. .........................      1,222        59,976
     The Southern Co. ..............................      3,968       146,260
                                                                 ------------
                                                                    2,584,760
                                                                 ------------
    GAS UTILITIES -- 0.1%
     Equitable Resources, Inc. .....................        310        12,943
     National Fuel Gas Co. .........................        360        13,874
     Nicor, Inc. ...................................        135         6,318
     ONEOK, Inc. ...................................        270        11,642
     Peoples Energy Corp. ..........................        110         4,903
     Questar Corp. .................................        250        20,762
     UGI Corp. .....................................        410        11,185
                                                                 ------------
                                                                       81,627
                                                                 ------------
    INDEPENDENT POWER PRODUCERS & ENERGY TRADERS -- 0.2%
     AES Corp.* ....................................        941        20,740
     Constellation Energy Group ....................        574        39,531
     Duke Energy Corp. .............................      5,491       182,356


                                                                    VALUE
                                                        SHARES     (NOTE 2)
                                                       --------  ------------
    INDEPENDENT POWER PRODUCERS & ENERGY TRADERS -- (CONTINUED)
     Dynegy, Inc.* .................................      2,540  $     18,390
     TXU Corp. .....................................      1,742        94,434
                                                                 ------------
                                                                      355,451
                                                                 ------------
    MULTI-UTILITIES -- 0.7%
     Alliant Energy Corp. ..........................     12,410       468,726
     Ameren Corp. ..................................      1,069        57,437
     CenterPoint Energy, Inc. ......................      2,062        34,188
     CMS Energy Corp.* .............................      5,302        88,543
     Consolidated Edison, Inc. .....................      1,383        66,481
     Dominion Resources, Inc. ......................      1,574       131,964
     DTE Energy Co. ................................        988        47,829
     KeySpan Corp. .................................        389        16,019
     MDU Resources Group, Inc. .....................        570        14,615
     NiSource, Inc. ................................      1,505        36,271
     NSTAR .........................................        430        14,775
     OGE Energy Corp. ..............................        360        14,400
     PG&E Corp. ....................................      1,362        64,463
     Public Service Enterprise Group, Inc. .........      1,203        79,855
     SCANA Corp. ...................................        200         8,124
     Sempra Energy Co. .............................      1,069        59,907
     TECO Energy, Inc. .............................      1,400        24,122
     Vectren Corp. .................................        590        16,685
     Wisconsin Energy Corp. ........................        280        13,289
     WPS Resources Corp. ...........................        210        11,346
     Xcel Energy, Inc. .............................      2,196        50,640
                                                                 ------------
                                                                    1,319,679
                                                                 ------------
    TOTAL UTILITIES ...........................................     4,376,537
                                                                 ------------
    TOTAL COMMON STOCK
     (COST $126,707,681) ......................................   146,202,498
                                                                 ------------
EXCHANGE-TRADED FUNDS -- 19.2%
     iShares Russell 1000 Growth Index Fund ........    636,883    35,022,196
     iShares Russell 1000 Index Fund ...............      1,006        77,251
                                                                 ------------
    TOTAL EXCHANGE-TRADED FUNDS
     (COST $33,388,908) .......................................    35,099,447
                                                                 ------------


    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS / MULTI-MANAGER LARGE-CAP FUND
----------------------------------------------------------------------
   INVESTMENTS / DECEMBER 31, 2006 (UNAUDITED) -- CONTINUED

--------------------------------------------------------------------------------

                                                                    VALUE
                                                        SHARES     (NOTE 2)
                                                       --------  ------------
SHORT-TERM INVESTMENTS -- 0.8%
     BlackRock Liquidity Funds
      TempCash Portfolio -
      Institutional Series .........................    774,516  $    774,516
     BlackRock Liquidity Funds
      TempFund Portfolio -
      Institutional Series .........................    774,513       774,513
                                                                 ------------
   TOTAL SHORT-TERM INVESTMENTS
    (COST $1,549,029)  ........................................     1,549,029
                                                                 ------------
   TOTAL INVESTMENTS -- 100.0%
    (COST $161,645,618)+ ......................................  $182,850,974
                                                                 ============


--------------
*    Non-income producing security.
+ The cost for Federal income tax purposes is $162,253,519. At December 31, 2006, net unrealized appreciation was $20,597,455. This consisted of aggregate gross unrealized appreciation for all securities for which there was an excess of market value over tax cost of $21,181,157, and aggregate gross unrealized depreciation for all securities for which there was an excess of tax cost over market value of $583,702.









    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS / MULTI-MANAGER MID-CAP FUND
--------------------------------------------------------------------
   INVESTMENTS / DECEMBER 31, 2006 (UNAUDITED)
   (Showing Percentage of Total Investments)
--------------------------------------------------------------------------------

                                                                    VALUE
                                                        SHARES     (NOTE 2)
                                                       --------   -----------
COMMON STOCK -- 90.4%
  CONSUMER DISCRETIONARY -- 14.5%
    ADVERTISING -- 0.0%
     Harte-Hanks, Inc. .............................        100   $     2,771
     Lamar Advertising Co.* ........................         80         5,231
     The Interpublic Group of Cos., Inc.* ..........        400         4,896
                                                                  -----------
                                                                       12,898
                                                                  -----------
    APPAREL RETAIL -- 1.3%
     Abercrombie & Fitch Co. .......................         80         5,570
     American Eagle Outfitters, Inc. ...............        150         4,682
     DSW, Inc.* ....................................      3,300       127,281
     Foot Locker, Inc. .............................        621        13,619
     Limited Brands, Inc. ..........................      7,540       213,208
     Ross Stores, Inc. .............................        160         4,688
     The TJX Cos., Inc. ............................        470        13,404
     Tween Brands, Inc.* ...........................      3,450       137,758
                                                                  -----------
                                                                      520,210
                                                                  -----------
    APPAREL, ACCESSORIES & LUXURY GOODS -- 1.3%
     Carter's, Inc.* ...............................      3,050        77,775
     Coach, Inc.* ..................................        210         9,022
     Hanesbrands, Inc.* ............................        235         5,551
     Jones Apparel Group, Inc. .....................      5,313       177,613
     Liz Claiborne, Inc. ...........................        539        23,425
     Polo Ralph Lauren Corp. - Class A .............      2,210       171,629
     V.F. Corp. ....................................        554        45,472
                                                                  -----------
                                                                       510,487
                                                                  -----------
    AUTO PARTS & EQUIPMENT -- 0.1%
     Autoliv, Inc. .................................        427        25,748
     BorgWarner, Inc. ..............................        239        14,106
     Gentex Corp. ..................................        392         6,099
     TRW Automotive Holdings Corp.* ................        196         5,071
                                                                  -----------
                                                                       51,024
                                                                  -----------
    AUTOMOBILE MANUFACTURERS -- 0.6%
     Ford Motor Co. ................................     34,710       255,672
                                                                  -----------
    AUTOMOTIVE RETAIL -- 0.1%
     Advance Auto Parts, Inc. ......................        131         4,641
     AutoNation, Inc.* .............................        859        18,314
     AutoZone, Inc.* ...............................        120        13,867


                                                                    VALUE
                                                        SHARES     (NOTE 2)
                                                       --------   -----------
    AUTOMOTIVE RETAIL -- (CONTINUED)
     United Auto Group, Inc. .......................        185   $     4,360
                                                                  -----------
                                                                       41,182
                                                                  -----------
    BROADCASTING & CABLE TV -- 0.4%
     Cablevision Systems New York Group - Class A ..        445        12,674
     Discovery Holding Co. - Class A* ..............      2,425        39,018
     EchoStar Communications Corp.* ................        310        11,789
     Hearst-Argyle Television, Inc. ................        220         5,610
     Liberty Media Corp. - Capital* ................        561        54,967
     Liberty Media Corp. - Interactive* ............        637        13,740
     The E.W. Scripps Co. ..........................        160         7,990
     Univision Communications, Inc. - Class A* .....        280         9,918
                                                                  -----------
                                                                      155,706
                                                                  -----------
    CASINOS & GAMING -- 0.1%
     Harrah's Entertainment, Inc. ..................        189        15,634
     International Game Technology .................        320        14,784
     Station Casinos Inc. ..........................         60         4,900
                                                                  -----------
                                                                       35,318
                                                                  -----------
    CATALOG RETAIL -- 0.3%
     Coldwater Creek, Inc.* ........................      4,200       102,984
                                                                  -----------
    COMPUTER & ELECTRONICS RETAIL -- 0.5%
     Circuit City Stores, Inc. .....................        120         2,278
     RadioShack Corp. ..............................     10,895       182,818
                                                                  -----------
                                                                      185,096
                                                                  -----------
    CONSUMER ELECTRONICS -- 0.0%
     Harman International Industries, Inc. .........         60         5,995
                                                                  -----------
    DEPARTMENT STORES -- 0.4%
     Dillard's, Inc. - Class A .....................        228         7,973
     J.C. Penney Co., Inc. .........................      1,380       106,757
     Nordstrom, Inc. ...............................        170         8,388
     Saks, Inc. ....................................      1,325        23,611
                                                                  -----------
                                                                      146,729
                                                                  -----------
    DISTRIBUTORS -- 0.1%
     Genuine Parts Co. .............................        881        41,786
                                                                  -----------


    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS / MULTI-MANAGER MID-CAP FUND
--------------------------------------------------------------------
   INVESTMENTS / DECEMBER 31, 2006 (UNAUDITED) -- CONTINUED

--------------------------------------------------------------------------------

                                                                    VALUE
                                                        SHARES     (NOTE 2)
                                                       --------   -----------
    EDUCATION SERVICES -- 0.7%
     Apollo Group, Inc. - Class A* .................      6,620   $   257,981
     Career Education Corp.* .......................        150         3,717
     Laureate Education, Inc.* .....................         71         3,453
                                                                  -----------
                                                                      265,151
                                                                  -----------
    FOOTWEAR -- 0.4%
     The Timberland Co. - Class A* .................      5,220       164,848
                                                                  -----------
    GENERAL MERCHANDISE STORES -- 1.5%
     Big Lots, Inc.* ...............................      8,550       190,966
     Dollar General Corp. ..........................     22,490       356,190
     Dollar Tree Stores, Inc.* .....................        444        13,364
     Family Dollar Stores, Inc. ....................        452        13,257
                                                                  -----------
                                                                      573,777
                                                                  -----------
    HOME FURNISHINGS -- 0.1%
     Leggett & Platt, Inc. .........................        656        15,678
     Mohawk Industries, Inc.* ......................        289        21,635
                                                                  -----------
                                                                       37,313
                                                                  -----------
    HOME IMPROVEMENT RETAIL -- 0.1%
     The Sherwin-Williams Co. ......................        409        26,004
                                                                  -----------
    HOMEBUILDING -- 0.5%
     Beazer Homes USA, Inc. ........................        104         4,889
     Centex Corp. ..................................        395        22,227
     D.R. Horton, Inc. .............................      1,024        27,126
     KB Home Co. ...................................        290        14,871
     Lennar Corp. - Class A ........................        591        31,004
     M.D.C. Holdings, Inc. .........................        170         9,699
     NVR, Inc.* ....................................         20        12,900
     Pulte Corp. ...................................        670        22,190
     Ryland Group, Inc. ............................        197        10,760
     Standard Pacific Corp. ........................        331         8,867
     Toll Brothers, Inc.* ..........................        584        18,822
                                                                  -----------
                                                                      183,355
                                                                  -----------
    HOMEFURNISHING RETAIL -- 0.0%
     Bed Bath & Beyond, Inc.* ......................        260         9,906
                                                                  -----------
    HOTELS, RESORTS & CRUISE LINES -- 0.2%
     Choice Hotels International, Inc. .............         80         3,368
     Hilton Hotels Corp. ...........................        270         9,423
     Liberty Global, Inc.* .........................      1,179        34,368


                                                                    VALUE
                                                        SHARES     (NOTE 2)
                                                       --------   -----------
    HOTELS, RESORTS & CRUISE LINES -- (CONTINUED)
     Starwood Hotels & Resorts Worldwide, Inc. .....        442   $    27,625
                                                                  -----------
                                                                       74,784
                                                                  -----------
    HOUSEHOLD APPLIANCES -- 0.2%
     Black & Decker Corp. ..........................        160        12,795
     Snap-On, Inc. .................................        263        12,530
     The Stanley Works .............................        307        15,439
     Whirlpool Corp. ...............................        399        33,125
                                                                  -----------
                                                                       73,889
                                                                  -----------
    HOUSEWARES & SPECIALTIES -- 0.2%
     Fortune Brands, Inc. ..........................        589        50,295
     Jarden Corp.* .................................        137         4,766
     Newell Rubbermaid, Inc. .......................      1,048        30,340
                                                                  -----------
                                                                       85,401
                                                                  -----------
    INTERNET RETAIL -- 0.3%
     Amazon.Com, Inc.* .............................        150         5,919
     Expedia, Inc.* ................................      2,992        62,772
     IAC/Interactive Corp.* ........................        958        35,599
                                                                  -----------
                                                                      104,290
                                                                  -----------
    LEISURE FACILITIES -- 0.3%
     International Speedway Corp. - Class A ........        148         7,554
     Life Time Fitness, Inc.* ......................      2,550       123,700
                                                                  -----------
                                                                      131,254
                                                                  -----------
    LEISURE PRODUCTS -- 0.6%
     Brunswick Corp. ...............................        524        16,716
     Hasbro, Inc. ..................................        818        22,290
     Marvel Entertainment, Inc.* ...................      6,100       164,151
     Mattel, Inc. ..................................      2,090        47,359
                                                                  -----------
                                                                     250,516
                                                                  -----------
    MOTORCYCLE MANUFACTURERS -- 0.3%
     Harley-Davidson, Inc. .........................      1,610       113,457
                                                                  -----------
    MOVIES & ENTERTAINMENT -- 0.1%
     Regal Entertainment Group - Class A ...........      1,490        31,767
     Warner Music Group, Inc.* .....................        200         4,590
                                                                  -----------
                                                                       36,357
                                                                  -----------

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS / MULTI-MANAGER MID-CAP FUND
--------------------------------------------------------------------
   INVESTMENTS / DECEMBER 31, 2006 (UNAUDITED) -- CONTINUED

--------------------------------------------------------------------------------

                                                                    VALUE
                                                        SHARES     (NOTE 2)
                                                       --------   -----------
    PHOTOGRAPHIC PRODUCTS -- 0.1%
     Eastman Kodak Co. .............................      2,301   $    59,366
                                                                  -----------
    PUBLISHING -- 2.1%
     Dow Jones & Co., Inc. .........................        150         5,700
     Gannett Co., Inc. .............................      7,123       430,656
     R.H. Donnelley Corp. ..........................        336        21,077
     The McClatchy Co. .............................        266        11,518
     The New York Times Co. ........................        855        20,828
     The Washington Post Co. .......................         17        12,675
     Tribune Co. ...................................     10,511       323,529
                                                                  -----------
                                                                      825,983
                                                                  -----------
    RESTAURANTS -- 0.8%
     Brinker International, Inc. ...................        130         3,921
     Darden Restaurants, Inc. ......................      2,340        93,997
     Jack in the Box, Inc.* ........................      3,100       189,224
     OSI Restaurant Partners, Inc. .................        154         6,037
     Wendy's International, Inc. ...................        398        13,170
     Yum! Brands, Inc. .............................        260        15,288
                                                                  -----------
                                                                      321,637
                                                                  -----------
    SPECIALIZED CONSUMER SERVICES -- 0.1%
     H&R Block, Inc. ...............................        250         5,760
     The ServiceMaster Co. .........................      1,599        20,963
     Weight Watchers International, Inc. ...........         80         4,202
                                                                  -----------
                                                                       30,925
                                                                  -----------
    SPECIALTY STORES -- 0.7%
     Barnes & Noble, Inc. ..........................        210         8,339
     Office Depot, Inc.* ...........................      6,240       238,181
     OfficeMax, Inc. ...............................        371        18,420
     Tiffany & Co. .................................        292        11,458
                                                                  -----------
                                                                      276,398
                                                                  -----------
    TIRES & RUBBER -- 0.0%
     The Goodyear Tire & Rubber Co.* ...............        150         3,149
                                                                  -----------
    TOTAL CONSUMER DISCRETIONARY ..............................     5,712,847
                                                                  -----------
  CONSUMER STAPLES -- 7.2%
    AGRICULTURAL PRODUCTS -- 0.0%
     Corn Products International, Inc. .............        289         9,982
                                                                  -----------


                                                                    VALUE
                                                        SHARES     (NOTE 2)
                                                       --------   -----------
    BREWERS -- 1.2%
     Molson Coors Brewing Co. - Class B ............      6,077   $   464,526
                                                                  -----------
    DISTILLERS & VINTNERS -- 0.1%
     Constellation Brands, Inc.* ...................        651        18,892
                                                                  -----------
    FOOD RETAIL -- 0.9%
     Kroger Co. ....................................      2,865        61,096
     Safeway, Inc. .................................      6,677       230,757
     SUPERVALU, INC ................................      1,208        43,186
     Whole Foods Market, Inc. ......................        150         7,039
                                                                  -----------
                                                                      342,078
                                                                  -----------
    HOUSEHOLD PRODUCTS -- 0.2%
     Energizer Holdings, Inc.* .....................        133         9,442
     The Clorox Co. ................................        850        54,527
                                                                  -----------
                                                                       63,969
                                                                  -----------
    HYPERMARKETS & SUPER CENTERS -- 0.0%
     BJ's Wholesale Club, Inc.* ....................        264         8,213
                                                                  -----------
    PACKAGED FOODS & MEATS -- 3.9%
     Cadbury Schweppes PLC, ADR ....................      5,520       236,974
     Campbell Soup Co. .............................      1,165        45,307
     ConAgra Foods, Inc. ...........................      9,807       264,789
     Dean Foods Co.* ...............................        580        24,522
     Del Monte Foods Co. ...........................        646         7,125
     General Mills, Inc. ...........................      3,550       204,480
     Hershey Foods Corp. ...........................        356        17,729
     HJ Heinz Co. ..................................      6,740       303,367
     Hormel Foods Corp. ............................        414        15,459
     McCormick & Co., Inc. .........................        287        11,067
     Sara Lee Corp. ................................      4,136        70,436
     Smithfield Foods, Inc.* .......................        416        10,674
     The J.M. Smucker Co. ..........................        249        12,069
     Tyson Foods, Inc. - Class A ...................      1,340        22,043
     Wm. Wrigley Jr. Co. ...........................      5,190       268,427
                                                                  -----------
                                                                    1,514,468
                                                                  -----------
    PERSONAL PRODUCTS -- 0.1%
     Alberto-Culver Co. ............................        313         6,714
     Avon Products, Inc. ...........................        750        24,780
     Estee Lauder Companies, Inc. - Class A ........        250        10,205
                                                                  -----------
                                                                       41,699
                                                                  -----------





    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS / MULTI-MANAGER MID-CAP FUND
--------------------------------------------------------------------
   INVESTMENTS / DECEMBER 31, 2006 (UNAUDITED) -- CONTINUED

--------------------------------------------------------------------------------

                                                                    VALUE
                                                        SHARES     (NOTE 2)
                                                       --------   -----------
    SOFT DRINKS -- 0.1%
     Coca-Cola Enterprises, Inc. ...................      1,742   $    35,572
     Pepsi Bottling Group, Inc. ....................        491        15,177
     PepsiAmericas, Inc. ...........................        299         6,273
                                                                  -----------
                                                                       57,022
                                                                  -----------
    TOBACCO -- 0.7%
     Loews Corp. - Carolina Group ..................        688        44,527
     Universal Corp. ...............................      4,260       208,783
     UST, Inc. .....................................        670        38,994
                                                                  -----------
                                                                      292,304
                                                                  -----------
    TOTAL CONSUMER STAPLES ....................................     2,813,153
                                                                  -----------
  ENERGY -- 5.0%
    COAL & CONSUMABLE FUELS -- 0.1%
     Consol Energy, Inc. ...........................        130         4,177
     Foundation Coal Holdings, Inc. ................        190         6,034
     NRG Energy, Inc.* .............................        346        19,380
                                                                  -----------
                                                                       29,591
                                                                  -----------
    INTEGRATED OIL & GAS -- 0.3%
     ConocoPhillips ................................      1,370        98,571
     Murphy Oil Corp. ..............................        861        43,782
                                                                  -----------
                                                                      142,353
                                                                  -----------
    OIL & GAS DRILLING -- 0.7%
     Diamond Offshore Drilling, Inc. ...............        110         8,793
     ENSCO International, Inc. .....................         80         4,005
     Nabors Industries, Ltd.* ......................      8,275       246,429
     Patterson-UTI Energy, Inc. ....................        150         3,485
     Pride International, Inc.* ....................        163         4,892
                                                                  -----------
                                                                      267,604
                                                                  -----------
    OIL & GAS EQUIPMENT & SERVICES -- 0.9%
     BJ Services Co. ...............................        270         7,916
     Cameron International Corp.* ..................         80         4,244
     FMC Technologies, Inc.* .......................      1,100        67,793
     Grant Prideco, Inc.* ..........................         80         3,182
     National Oilwell, Inc.* .......................         60         3,671
     SEACOR Holdings, Inc.* ........................      1,508       144,503
     Smith International, Inc. .....................        120         4,928
     Tidewater, Inc. ...............................      2,472       119,546
                                                                  -----------
                                                                      355,783
                                                                  -----------


                                                                    VALUE
                                                        SHARES     (NOTE 2)
                                                       --------   -----------
    OIL & GAS EXPLORATION & PRODUCTION -- 2.2%
     Cabot Oil & Gas Corp. .........................        148   $     8,976
     Chesapeake Energy Corp. .......................      5,126       148,910
     Cimarex Energy Co. ............................      6,145       224,292
     Denbury Resources, Inc.* ......................      3,950       109,771
     Forest Oil Corp.* .............................        189         6,177
     Hess Corp. ....................................      1,287        63,797
     Newfield Exploration Co.* .....................        612        28,121
     Noble Energy, Inc. ............................        804        39,452
     Pioneer Natural Resources Co. .................        522        20,718
     Plains Exploration & Production Co.* ..........        110         5,228
     Pogo Producing Co. ............................        363        17,584
     Range Resources Corp. .........................      3,950       108,467
     XTO Energy, Inc. ..............................      1,500        70,575
                                                                  -----------
                                                                      852,068
                                                                  -----------
    OIL & GAS REFINING & MARKETING -- 0.4%
     Frontier Oil Corp. ............................      3,625       104,183
     Sunoco, Inc. ..................................        474        29,559
     Tesoro Corp. ..................................        359        23,611
                                                                  -----------
                                                                      157,353
                                                                  -----------
    OIL & GAS STORAGE & TRANSPORTATION -- 0.4%
     El Paso Corp. .................................      1,122        17,144
     Overseas Shipholding Group, Inc. ..............        204        11,485
     The Williams Cos., Inc. .......................      4,997       130,522
                                                                  -----------
                                                                      159,151
                                                                  -----------
    TOTAL ENERGY ..............................................     1,963,903
                                                                  -----------
  FINANCIALS -- 21.0%
    ASSET MANAGEMENT & CUSTODY BANKS -- 2.2%
     Affiliated Managers Group, Inc.* ..............         70         7,359
     Allied Capital Corp. ..........................      1,158        37,843
     American Capital Strategies, Ltd. .............        798        36,915
     Ameriprise Financial, Inc. ....................        801        43,655
     BlackRock, Inc. ...............................         50         7,595
     Eaton Vance Corp. .............................        180         5,942
     Federated Investors, Inc. .....................        230         7,769
     Investors Financial Services Corp. ............      6,200       264,554
     Janus Capital Group, Inc. .....................        674        14,552
     Legg Mason, Inc. ..............................        315        29,941
     Northern Trust Corp. ..........................        300        18,207
     SEI Investments Co. ...........................      4,350       259,086


    The accompanying notes are an integral part of the financial statements.

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--------------------------------------------------------------------
   INVESTMENTS / DECEMBER 31, 2006 (UNAUDITED) -- CONTINUED

--------------------------------------------------------------------------------

                                                                    VALUE
                                                        SHARES     (NOTE 2)
                                                       --------   -----------
    ASSET MANAGEMENT & CUSTODY BANKS -- (CONTINUED)
     Nuveen Investments - Class A ..................        140   $     7,263
     T. Rowe Price Group, Inc. .....................      3,060       133,936
                                                                  -----------
                                                                      874,617
                                                                  -----------
    CONSUMER FINANCE -- 0.1%
     AmeriCredit Corp.* ............................      1,044        26,277
     The Student Loan Corp. ........................         30         6,219
                                                                  -----------
                                                                       32,496
                                                                  -----------
    DIVERSIFIED BANKS -- 1.1%
     CapitalSource, Inc. ...........................        230         6,281
     Comerica, Inc. ................................      7,564       443,856
                                                                  -----------
                                                                      450,137
                                                                  -----------
    INSURANCE BROKERS -- 0.2%
     Aon Corp. .....................................      2,070        73,154
     Arthur J. Gallagher & Co. .....................        592        17,494
     Brown & Brown, Inc. ...........................        140         3,949
                                                                  -----------
                                                                       94,597
                                                                  -----------
    INVESTMENT BANKING & BROKERAGE -- 0.7%
     A.G. Edwards, Inc. ............................      3,471       219,680
     E*TRADE Group, Inc.* ..........................        982        22,016
     Jefferies Group, Inc. .........................        471        12,632
     Raymond James Financial, Inc. .................        409        12,397
                                                                  -----------
                                                                      266,725
                                                                  -----------
    LIFE & HEALTH INSURANCE -- 1.1%
     Conseco, Inc.* ................................      1,421        28,392
     Nationwide Financial Services, Inc. ...........        846        45,853
     Protective Life Corp. .........................        513        24,367
     StanCorp Financial Group, Inc. ................        410        18,471
     Torchmark Corp. ...............................      4,406       280,927
     UnumProvident Corp. ...........................      2,507        52,095
                                                                  -----------
                                                                      450,105
                                                                  -----------
    MULTI-LINE INSURANCE -- 1.0%
     American Financial Group, Inc. ................        828        29,734
     American National Insurance Co. ...............         43         4,907
     Assurant, Inc. ................................      2,640       145,860
     Genworth Financial, Inc. ......................      4,400       150,524
     Hanover Insurance Group, Inc. .................        279        13,615


                                                                    VALUE
                                                        SHARES     (NOTE 2)
                                                       --------   -----------
    MULTI-LINE INSURANCE -- (CONTINUED)
     HCC Insurance Holdings, Inc. ..................        472   $    15,146
     Unitrin, Inc. .................................        431        21,597
                                                                  -----------
                                                                      381,383
                                                                  -----------
    MULTI-SECTOR HOLDINGS -- 0.1%
     Leucadia National Corp. .......................        828        23,350
                                                                  -----------
    PROPERTY & CASUALTY INSURANCE -- 2.9%
     Alleghany Corp.* ..............................         24         8,726
     Ambac Financial Group, Inc. ...................        557        49,612
     Berkley W.R. Corp. ............................        899        31,024
     Cincinnati Financial Corp. ....................        934        42,320
     CNA Financial Corp.* ..........................      5,122       206,519
     Erie Indemnity Co. ............................        978        56,704
     Fidelity National Financial, Inc.* ............      2,693        64,309
     First American Corp. ..........................        618        25,140
     Markel Corp.* .................................         47        22,565
     MBIA, Inc. ....................................        519        37,918
     Mercury General Corp. .........................        335        17,665
     Old Republic International Corp. ..............      1,615        37,597
     Philadelphia Consolidated Holding Corp.* ......        140         6,238
     SAFECO Corp. ..................................      2,592       162,130
     State Auto Financial Corp. ....................      5,400       187,542
     The St. Paul Cos., Inc. .......................      3,520       188,989
                                                                  -----------
                                                                    1,144,998
                                                                  -----------
    REAL ESTATE INVESTMENT TRUSTS -- 5.9%
     AMB Property Corp. ............................        555        32,529
     American Home Mortgage Investment Corp. .......      6,450       226,524
     Annaly Mortgage Management, Inc. ..............      1,742        24,231
     Apartment Investment & Management Co. - Class A        800        44,816
     Arch Capital Group Ltd.* ......................      1,150        77,752
     Archstone-Smith Trust .........................      1,284        74,742
     Avalon Bay Communities, Inc. ..................        425        55,271
     Boston Properties, Inc. .......................        685        76,638
     Brandywine Realty Trust .......................        504        16,758
     BRE Properties, Inc. - Class A ................        325        21,132
     Camden Property Trust .........................        237        17,502
     CBL & Associates, Inc. ........................        434        18,814
     Colonial Properties Trust .....................        264        12,376


    The accompanying notes are an integral part of the financial statements.

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--------------------------------------------------------------------
   INVESTMENTS / DECEMBER 31, 2006 (UNAUDITED) -- CONTINUED

--------------------------------------------------------------------------------

                                                                    VALUE
                                                        SHARES     (NOTE 2)
                                                       --------   -----------
    REAL ESTATE INVESTMENT TRUSTS -- (CONTINUED)
     Developers Diversified Realty Corp. ...........        501   $    31,538
     Duke Realty Corp. .............................      1,069        43,722
     Equity Office Properties Trust ................      1,429        68,835
     Equity Residential ............................      1,828        92,771
     Essex Property Trust, Inc. ....................         77         9,952
     Federal Realty Investment Trust ...............        167        14,195
     General Growth Properties, Inc. ...............        824        43,038
     Health Care Property Investors, Inc. ..........      1,270        46,761
     Health Care REIT, Inc. ........................        426        18,327
     Hospitality Properties Trust ..................      1,804        85,744
     Host Marriott Corp. ...........................      2,459        60,368
     HRPT Properties Trust .........................      1,562        19,291
     iStar Financial, Inc. .........................      5,161       246,799
     Kilroy Realty Corp. ...........................         70         5,460
     Kimco Realty Corp. ............................      1,281        57,581
     Liberty Property Trust ........................        620        30,467
     Mack-Cali Realty Corp. ........................        337        17,187
     New Century Financial Corp. ...................        460        14,531
     New Plan Excel Realty Trust ...................        964        26,491
     Plum Creek Timber Co., Inc. ...................      1,296        51,646
     ProLogis ......................................      1,356        82,404
     Public Storage, Inc. ..........................        538        52,455
     Rayonier, Inc. ................................        455        18,678
     Reckson Associates Realty Corp. ...............        244        11,126
     Regency Centers Corp. .........................        372        29,079
     SL Green Realty ...............................         70         9,295
     Taubman Centers, Inc. .........................        249        12,664
     The Macerich Co. ..............................        160        13,851
     Thornburg Mortgage Asset Corp. ................        882        22,165
     United Dominion Realty Trust, Inc. ............        370        11,762
     Vencor, Inc. ..................................        344        14,558
     Vornado Realty Trust ..........................      2,871       348,826
     Weingarten Realty, Inc. .......................        486        22,409
                                                                  -----------
                                                                    2,333,061
                                                                  -----------
    REAL ESTATE MANAGEMENT & DEVELOPMENT -- 0.0%
     CB Richard Ellis Group, Inc.* .................         90         2,988
     The St. Joe Co. ...............................         50         2,679
                                                                  -----------
                                                                        5,667
                                                                  -----------


                                                                    VALUE
                                                        SHARES     (NOTE 2)
                                                       --------   -----------
    REGIONAL BANKS -- 2.4%
     Associated Banc-Corp ..........................      7,683   $   267,983
     BancorpSouth, Inc. ............................        378        10,138
     Bank of Hawaii Corp. ..........................         68         3,669
     Bok Financial Corp.* ..........................         94         5,168
     City National Corp. ...........................        267        19,010
     Commerce Bancorp, Inc. ........................        180         6,349
     Commerce Bancshares, Inc. .....................        308        14,910
     Compass Bancshares, Inc. ......................        705        42,053
     Cullen/Frost Bankers, Inc. ....................        193        10,773
     First Citizens Banc Shares, Inc. ..............         25         5,066
     First Horizon National Corp. ..................        790        33,006
     Fulton Financial Corp. ........................        792        13,226
     Huntington Bancshares, Inc. ...................      1,249        29,664
     KeyCorp .......................................      2,616        99,487
     M&T Bank Corp. ................................        417        50,941
     Marshall & Ilsley Corp. .......................      1,292        62,158
     Mercantile Bankshares Corp. ...................        497        23,255
     Popular, Inc. .................................      1,722        30,910
     Sky Financial Group, Inc. .....................        505        14,413
     Synovus Financial Corp. .......................      1,122        34,591
     TCF Financial Corp. ...........................        561        15,383
     TD Banknorth, Inc. ............................        347        11,201
     The Colonial BancGroup, Inc. ..................        868        22,342
     The South Financial Group, Inc. ...............        271         7,206
     UnionBanCal Corp. .............................        472        28,910
     Valley National Bancorp .......................        745        19,750
     Whitney Holdings Corp. ........................        294         9,590
     Wilmington Trust Corp.(1) .....................        290        12,229
     Zions Bancorp .................................        508        41,880
                                                                  -----------
                                                                      945,261
                                                                  -----------
    REINSURANCE -- 0.7%
     PartnerRe, Ltd. ...............................      3,165       224,810
     Reinsurance Group of America, Inc. ............        260        14,482
     TransAtlantic Holdings, Inc. ..................        280        17,388
                                                                  -----------
                                                                      256,680
                                                                  -----------
    SPECIALIZED FINANCE -- 1.0%
     CBOT Holdings, Inc. - Class A* ................        500        75,735
     CIT Group, Inc. ...............................      4,878       272,046
     NYSE Group, Inc.* .............................        292        28,382
                                                                  -----------
                                                                      376,163
                                                                  -----------


    The accompanying notes are an integral part of the financial statements.

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--------------------------------------------------------------------
   INVESTMENTS / DECEMBER 31, 2006 (UNAUDITED) -- CONTINUED

--------------------------------------------------------------------------------

                                                                    VALUE
                                                        SHARES     (NOTE 2)
                                                       --------   -----------
    THRIFTS & MORTGAGE FINANCE -- 1.6%
     Astoria Financial Corp. .......................        515   $    15,532
     Capitol Federal Financial .....................        250         9,605
     Corus Bankshares, Inc. ........................      4,150        95,740
     Downey Financial Corp. ........................      1,250        90,725
     Federal Agricultural Mortgage Corp. ...........      6,240       169,291
     Hudson City Bancorp, Inc. .....................      1,966        27,288
     Indymac Mortgage Holdings, Inc. ...............        360        16,258
     MGIC Investment Corp. .........................        533        33,334
     New York Community Bancorp, Inc. ..............      1,733        27,901
     People's Bank .................................        190         8,478
     Radian Group, Inc. ............................        482        25,985
     Sovereign Bancorp, Inc. .......................      1,781        45,220
     The PMI Group, Inc. ...........................        508        23,962
     Washington Federal, Inc. ......................        460        10,824
     Webster Financial Corp. .......................        241        11,742
                                                                  -----------
                                                                      611,885
                                                                  -----------
    TOTAL FINANCIALS ..........................................     8,247,125
                                                                  -----------
  HEALTH CARE -- 8.5%
    BIOTECHNOLOGY -- 1.0%
     Applera Corporation - Applied Biosystems Group         322        11,814
     Biogen Idec, Inc.* ............................      4,250       209,058
     Celgene Corp.* ................................      2,300       132,319
     Charles River Laboratories International, Inc.*        194         8,391
     Invitrogen Corp.* .............................        133         7,526
     Millennium Pharmaceuticals, Inc.* .............        618         6,736
                                                                  -----------
                                                                      375,844
                                                                  -----------
    DRUG RETAIL -- 0.0%
     Rite Aid Corp.* ...............................      1,824         9,922
                                                                  -----------
    HEALTH CARE DISTRIBUTORS -- 0.6%
     AmerisourceBergen Corp. .......................      5,230       235,140
     Henry Schein, Inc.* ...........................         60         2,939
     Patterson Companies., Inc.* ...................         80         2,841
                                                                  -----------
                                                                      240,920
                                                                  -----------
    HEALTH CARE EQUIPMENT -- 1.6%
     Beckman Coulter, Inc. .........................        130         7,774
     Biomet, Inc. ..................................        250        10,317
                                                                  -----------


                                                                    VALUE
                                                        SHARES     (NOTE 2)
                                                       --------   -----------
    HEALTH CARE EQUIPMENT -- (CONTINUED)
     C.R. Bard, Inc. ...............................        100   $     8,297
     Hillenbrand Industries, Inc. ..................        277        15,770
     Hologic, Inc.* ................................      1,650        78,012
     Hospira, Inc.* ................................         80         2,686
     Intuitive Surgical, Inc.* .....................        800        76,720
     PerkinElmer, Inc. .............................        231         5,135
     ResMed, Inc.* .................................      1,250        61,525
     St. Jude Medical, Inc.* .......................        260         9,505
     Thermo Electron Corp.* ........................      5,100       230,979
     Varian Medical Systems, Inc.* .................         80         3,806
     Waters Corp.* .................................      2,340       114,590
                                                                  -----------
                                                                      625,116
                                                                  -----------
    HEALTH CARE FACILITIES -- 1.3%
     Community Health Systems* .....................        146         5,332
     Health Management Associates, Inc. ............      9,598       202,614
     Lifepoint Hospitals, Inc.* ....................      3,875       130,587
     Manor Care, Inc. ..............................         90         4,223
     Psychiatric Solutions, Inc.* ..................      3,000       112,560
     Service Corp. International ...................      1,355        13,889
     Tenet Healthcare Corp.* .......................        706         4,921
     Triad Hospitals, Inc.* ........................        294        12,298
     Universal Health Services, Inc. - Class B .....        145         8,037
                                                                  -----------
                                                                      494,461
                                                                  -----------
    HEALTH CARE SERVICES -- 1.4%
     Express Scripts, Inc. - Class A* ..............        110         7,876
     IMS Health, Inc. ..............................     11,461       314,948
     Laboratory Corp. of America Holdings* .........        120         8,816
     Lincare Holdings, Inc.* .......................        120         4,781
     Omnicare, Inc. ................................        361        13,946
     Pharmaceutical Product Development, Inc. ......         90         2,900
     Quest Diagnostics, Inc. .......................      4,015       212,795
                                                                  -----------
                                                                      566,062
                                                                  -----------
    HEALTH CARE SUPPLIES -- 0.7%
     Bausch & Lomb, Inc. ...........................        203        10,568
     Dentsply International, Inc. ..................        170         5,075
     Lifecell Corp.* ...............................      1,950        47,073
     The Cooper Companies, Inc. ....................      4,662       207,459
                                                                  -----------
                                                                      270,175
                                                                  -----------


    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS / MULTI-MANAGER MID-CAP FUND
--------------------------------------------------------------------
   INVESTMENTS / DECEMBER 31, 2006 (UNAUDITED) -- CONTINUED

--------------------------------------------------------------------------------

                                                                    VALUE
                                                        SHARES     (NOTE 2)
                                                       --------   -----------
    HEALTH CARE TECHNOLOGY -- 0.6%
     Allscripts Healthcare Solutions, Inc.* ........      4,500   $   121,455
     Emdeon Corp.* .................................      9,800       121,422
                                                                  -----------
                                                                      242,877
                                                                  -----------
    MANAGED HEALTH CARE -- 0.7%
     CIGNA Corp. ...................................        623        81,968
     Coventry Health Care, Inc.* ...................        150         7,508
     Health Net, Inc.* .............................        210        10,219
     Humana, Inc.* .................................      3,150       174,226
                                                                  -----------
                                                                      273,921
                                                                  -----------
    PHARMACEUTICALS -- 0.6%
     Allergan, Inc. ................................         70         8,382
     Barr Pharmaceuticals, Inc.* ...................        100         5,012
     Endo Pharmaceuticals Holdings, Inc.* ..........        130         3,585
     Forest Laboratories, Inc.* ....................        290        14,674
     King Pharmaceuticals, Inc.* ...................      1,347        21,444
     Mylan Laboratories, Inc. ......................        360         7,186
     The Medicines Company* ........................      4,800       152,256
     Watson Pharmaceuticals, Inc.* .................        562        14,629
                                                                  -----------
                                                                      227,168
                                                                  -----------
    TOTAL HEALTH CARE .........................................     3,326,466
                                                                  -----------
  INDUSTRIALS -- 10.1%
    AEROSPACE & DEFENSE -- 2.3%
     Alliant Techsystems, Inc.* ....................      2,498       195,319
     Armre Holdings, Inc.* .........................         96         5,266
     DRS Technologies, Inc. ........................        124         6,532
     Goodrich Corp. ................................        200         9,110
     L-3 Communications Holdings, Inc. .............        557        45,551
     Northrop Grumman Corp. ........................      3,560       241,012
     Precision Castparts Corp. .....................      5,170       404,708
     Rockwell Collins, Inc. ........................        170        10,759
                                                                  -----------
                                                                      918,257
                                                                  -----------
    AIR FREIGHT & LOGISTICS -- 0.4%
     C.H. Robinson Worldwide, Inc. .................        130         5,315
     Expeditors International ......................        100         4,050
     Ryder Systems, Inc. ...........................      3,048       155,631
                                                                  -----------
                                                                      164,996
                                                                  -----------


                                                                    VALUE
                                                        SHARES     (NOTE 2)
                                                       --------   -----------
    AIRLINES -- 0.6%
     AMR Corp.* ....................................        305   $     9,220
     Continental Airlines, Inc. - Class B* .........      3,650       150,563
     Southwest Airlines Co. ........................      2,395        36,691
     UAL Corporation* ..............................        469        20,636
                                                                  -----------
                                                                      217,110
                                                                  -----------
    BUILDING PRODUCTS -- 0.2%
     American Standard Companies, Inc. .............        280        12,838
     Lennox International, Inc. ....................        325         9,948
     Masco Corp. ...................................      1,807        53,975
     USG Corp.* ....................................        160         8,768
                                                                  -----------
                                                                       85,529
                                                                  -----------
    COMMERCIAL PRINTING -- 0.7%
     Deluxe Corp. ..................................      5,200       131,040
     R.R. Donnelley & Sons Co. .....................      4,219       149,943
                                                                  -----------
                                                                      280,983
                                                                  -----------
    CONSTRUCTION & ENGINEERING -- 0.4%
     Fluor Corp. ...................................         70         5,716
     Granite Construction, Inc. ....................      2,150       108,188
     Quanta Services, Inc.* ........................        264         5,193
     The Shaw Group, Inc.* .........................        283         9,480
     URS Corp.* ....................................        134         5,742
                                                                  -----------
                                                                      134,319
                                                                  -----------
    CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS -- 1.3%
     AGCO Corp.* ...................................        338        10,458
     Cummins, Inc. .................................      1,670       197,360
     Joy Global, Inc. ..............................         90         4,351
     Oshkosh Truck Corp. ...........................         80         3,874
     PACCAR, Inc. ..................................        816        52,958
     Terex Corp.* ..................................      2,665       172,106
     The Toro Co. ..................................         80         3,730
     Trinity Industries, Inc. ......................      2,200        77,440
                                                                  -----------
                                                                      522,277
                                                                  -----------
    DIVERSIFIED COMMERCIAL & PROFESSIONAL SERVICES -- 0.1%
     Adesa, Inc. ...................................        364        10,101
     ChoicePoint, Inc.* ............................        110         4,332
     Cintas Corp. ..................................        240         9,530
     Equifax, Inc. .................................        230         9,338


    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS / MULTI-MANAGER MID-CAP FUND
--------------------------------------------------------------------
   INVESTMENTS / DECEMBER 31, 2006 (UNAUDITED) -- CONTINUED

--------------------------------------------------------------------------------

                                                                    VALUE
                                                        SHARES     (NOTE 2)
                                                       --------   -----------
    DIVERSIFIED COMMERCIAL & PROFESSIONAL SERVICES -- (CONTINUED)
     The Brink's Co. ...............................         65   $     4,155
     The Corporate Executive Board Co. .............         40         3,508
                                                                  -----------
                                                                       40,964
                                                                  -----------
    ELECTRICAL COMPONENTS & EQUIPMENT -- 0.1%
     American Power Conversion Corp. ...............        371        11,349
     Hubbell, Inc. - Class B* ......................        193         8,726
     Rockwell Automation, Inc. .....................        230        14,048
     Roper Industries, Inc. ........................         80         4,019
                                                                  -----------
                                                                       38,142
                                                                  -----------
    ENVIRONMENTAL & FACILITIES SERVICES -- 0.4%
     Allied Waste Industries, Inc.* ................     10,863       133,506
     Republic Services, Inc. .......................        238         9,680
                                                                  -----------
                                                                      143,186
                                                                  -----------
    HUMAN RESOURCE & EMPLOYMENT SERVICES -- 0.4%
     Manpower, Inc. ................................        161        12,064
     Monster Worldwide, Inc.* ......................         80         3,731
     Robert Half International, Inc. ...............      3,510       130,291
                                                                  -----------
                                                                      146,086
                                                                  -----------
    INDUSTRIAL CONGLOMERATES -- 0.1%
     Carlisle Cos., Inc. ...........................         45         3,532
     Teleflex, Inc. ................................        253        16,334
     Textron, Inc. .................................        273        25,599
                                                                  -----------
                                                                       45,465
                                                                  -----------
    INDUSTRIAL MACHINERY -- 1.2%
     Crane Co. .....................................        218         7,988
     Dover Corp. ...................................        429        21,030
     Eaton Corp. ...................................      3,401       255,551
     Flowserve Corp.* ..............................        285        14,384
     Graco, Inc. ...................................        120         4,754
     Harsco Corp. ..................................         60         4,566
     IDEX Corp. ....................................         80         3,793
     ITT Industries, Inc. ..........................        446        25,342
     Kennametal, Inc. ..............................        161         9,475
     Lincoln Electric Holdings, Inc. ...............         60         3,625
     Pall Corp. ....................................        486        16,791
     Parker Hannifin Corp. .........................        443        34,058
     Pentair, Inc. .................................        537        16,862
     SPX Corp. .....................................        338        20,672


                                                                    VALUE
                                                        SHARES     (NOTE 2)
                                                       --------   -----------
   INDUSTRIAL MACHINERY -- (CONTINUED)
     The Timken Co. ................................        469   $    13,685
                                                                  -----------
                                                                      452,576
                                                                  -----------
    MARINE -- 0.0%
     Alexander & Baldwin, Inc. .....................        156         6,917
                                                                  -----------
    OFFICE SERVICES & SUPPLIES -- 0.6%
     Avery Dennison Corp. ..........................        200        13,586
     Greenhill & Co., Inc. .........................      2,600       191,880
     HNI Corp. .....................................        110         4,885
     Pitney Bowes, Inc. ............................        789        36,444
                                                                  -----------
                                                                      246,795
                                                                  -----------
    RAILROADS -- 0.1%
     CSX Corp. .....................................      1,215        41,833
     Kansas City Southern Industries, Inc.* ........        186         5,390
                                                                  -----------
                                                                       47,223
                                                                  -----------
    TRADING COMPANIES & DISTRIBUTORS -- 1.1%
     Fastenal Co. ..................................      2,300        82,524
     GATX Corp. ....................................        232        10,053
     IntercontinentalExchange, Inc.* ...............      1,400       151,060
     United Rentals, Inc.* .........................        236         6,001
     W.W. Grainger, Inc. ...........................      2,624       183,523
                                                                  -----------
                                                                      433,161
                                                                  -----------
    TRUCKING -- 0.1%
     Con-way, Inc. .................................         90         3,964
     Laidlaw International, Inc. ...................        418        12,720
     Swift Transportation Co., Inc.* ...............        150         3,940
     YRC Worldwide, Inc.* ..........................        232         8,753
                                                                  -----------
                                                                       29,377
                                                                  -----------
    TOTAL INDUSTRIALS .........................................     3,953,363
                                                                  -----------
  INFORMATION TECHNOLOGY -- 10.2%
    APPLICATION SOFTWARE -- 0.5%
     Autodesk, Inc.* ...............................        170         6,878
     BEA Systems Inc.* .............................        290         3,648
     Cadence Design Systems, Inc.* .................        823        14,740
     Citrix Systems, Inc.* .........................        160         4,328
     Compuware Corp.* ..............................      1,808        15,061
     Fair Isaac & Co., Inc. ........................        158         6,423
     Intuit, Inc.* .................................        350        10,678


    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS / MULTI-MANAGER MID-CAP FUND
--------------------------------------------------------------------
   INVESTMENTS / DECEMBER 31, 2006 (UNAUDITED) -- CONTINUED

--------------------------------------------------------------------------------
                                                                    VALUE
                                                        SHARES     (NOTE 2)
                                                       --------   -----------
    APPLICATION SOFTWARE -- (CONTINUED)
     Parametric Technology Corp.* ..................      5,550   $   100,011
     Synopsys, Inc.* ...............................        737        19,700
                                                                  -----------
                                                                      181,467
                                                                  -----------
    COMMUNICATIONS EQUIPMENT -- 1.7%
     Avaya, Inc.* ..................................      2,039        28,505
     Ciena Corp.* ..................................        253         7,011
     Comverse Technology, Inc.* ....................        255         5,383
     Harris Corp. ..................................      6,410       293,963
     Juniper Networks, Inc.* .......................      1,246        23,599
     Plantronics, Inc. .............................      6,800       144,160
     Polycom, Inc.* ................................      4,300       132,913
     Tellabs, Inc.* ................................      1,748        17,934
                                                                  -----------
                                                                      653,468
                                                                  -----------
    COMPUTER HARDWARE -- 0.1%
     Diebold, Inc. .................................        222        10,345
     NCR Corp.* ....................................        707        30,232
                                                                  -----------
                                                                       40,577
                                                                  -----------
    COMPUTER STORAGE & PERIPHERALS -- 0.7%
     Emulex Corp.* .................................      8,750       170,712
     Lexmark International Group, Inc. - Class A* ..        268        19,618
     Network Appliance, Inc.* ......................        170         6,678
     RealNetworks, Inc.* ...........................      6,400        70,016
     Sandisk Corp.* ................................         80         3,442
     Western Digital Corp.* ........................        210         4,297
                                                                  -----------
                                                                      274,763
                                                                  -----------
    DATA PROCESSING & OUTSOURCED SERVICES -- 2.0%
     Affiliated Computer Services, Inc.* ...........        399        19,487
     Alliance Data Systems Corp.* ..................         80         4,998
     Ceridian Corp.* ...............................        148         4,141
     Computer Sciences Corp.* ......................      3,523       188,023
     Convergys Corp.* ..............................      8,971       213,330
     Electronic Data Systems Corp. .................      2,298        63,310
     Fidelity National Information Services, Inc. ..      1,493        59,854
     Fiserv, Inc.* .................................        190         9,960
     Global Payments, Inc. .........................         90         4,167
     Hewitt Associates, Inc.* ......................        516        13,287
     Mastercard, Inc. ..............................      1,600       157,584


                                                                    VALUE
                                                        SHARES     (NOTE 2)
                                                       --------   -----------
    DATA PROCESSING & OUTSOURCED SERVICES -- (CONTINUED)
     MoneyGram International, Inc. .................        230   $     7,213
     Paychex, Inc. .................................        510        20,165
     Sabre Holdings Corp. - Class A ................        461        14,701
                                                                  -----------
                                                                      780,220
                                                                  -----------
    ELECTRONIC EQUIPMENT MANUFACTURERS -- 0.3%
     Amphenol Corp. - Class A ......................      1,980       122,919
     Symbol Technologies, Inc. .....................        362         5,408
     Tektronix, Inc. ...............................         90         2,625
     Vishay Intertechnology, Inc.* .................        519         7,027
                                                                  -----------
                                                                      137,979
                                                                  -----------
    ELECTRONIC MANUFACTURING SERVICES -- 0.0%
     Jabil Circuit, Inc. ...........................        190         4,664
     Molex, Inc. ...................................        130         4,112
     Sanmina-SCI Corp.* ............................      1,295         4,468
     Solectron Corp.* ..............................      1,898         6,112
                                                                  -----------
                                                                       19,356
                                                                  -----------
    HOME ENTERTAINMENT SOFTWARE -- 0.0%
     Activision, Inc.* .............................        190         3,276
     Electronic Arts, Inc.* ........................        180         9,065
                                                                  -----------
                                                                       12,341
                                                                  -----------
    INTERNET SOFTWARE & SERVICES -- 0.9%
     Akamai Technologies, Inc.* ....................      3,050       162,016
     aQuantive, Inc.* ..............................      2,850        70,281
     Total System Services, Inc. ...................        250         6,598
     VeriSign, Inc.* ...............................        800        19,240
     Webex Communications, Inc.* ...................      2,350        81,991
                                                                  -----------
                                                                      340,126
                                                                  -----------
    IT CONSULTING & OTHER SERVICES -- 0.3%
     Cognizant Technology Solutions Corp.* .........      1,100        84,876
     Unisys Corp.* .................................      1,834        14,379
                                                                  -----------
                                                                       99,255
                                                                  -----------
    OFFICE ELECTRONICS -- 0.2%
     Xerox Corp.* ..................................      5,634        95,496
                                                                  -----------
    SEMICONDUCTOR EQUIPMENT -- 0.6%
     KLA-Tencor Corp. ..............................        344        17,114
     Lam Research Corp.* ...........................      2,710       137,180


    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS / MULTI-MANAGER MID-CAP FUND
--------------------------------------------------------------------
   INVESTMENTS / DECEMBER 31, 2006 (UNAUDITED) -- CONTINUED

--------------------------------------------------------------------------------

                                                                    VALUE
                                                        SHARES     (NOTE 2)
                                                       --------   -----------
    SEMICONDUCTOR EQUIPMENT -- (CONTINUED)
     Novellus Systems, Inc.* .......................      2,131   $    73,349
                                                                  -----------
                                                                      227,643
                                                                  -----------
    SEMICONDUCTORS -- 0.7%
     Altera Corp.* .................................        370         7,282
     Analog Devices, Inc. ..........................        450        14,791
     Atmel Corp.* ..................................      1,710        10,346
     Cypress Semiconductor Corp.* ..................        214         3,610
     Fairchild Semiconductor International, Inc.* ..        269         4,522
     Integrated Device Technology, Inc.* ...........        479         7,415
     International Rectifier Corp.* ................        144         5,548
     Intersil Holding Corp. - Class A ..............        346         8,276
     Linear Technology Corp. .......................      5,165       156,603
     LSI Logic Corp.* ..............................        548         4,932
     Maxim Integrated Products, Inc. ...............        480        14,698
     Microchip Technology, Inc. ....................        200         6,540
     Micron Technology, Inc.* ......................      1,520        21,219
     National Semiconductor Corp. ..................        290         6,583
     NVIDIA Corp.* .................................        120         4,441
     Xilinx, Inc. ..................................        400         9,524
                                                                  -----------
                                                                      286,330
                                                                  -----------
    SYSTEMS SOFTWARE -- 0.9%
     BMC Software, Inc.* ...........................        240         7,728
     CA, Inc. ......................................      2,130        48,244
     McAfee, Inc.* .................................        210         5,960
     Novell, Inc.* .................................      1,736        10,763
     Sybase, Inc.* .................................      6,300       155,610
     Symantec Corp.* ...............................      5,695       118,741
                                                                  -----------
                                                                      347,046
                                                                  -----------
    TECHNOLOGY DISTRIBUTORS -- 1.3%
     Arrow Electronics, Inc.* ......................      5,666       178,762
     Avnet, Inc.* ..................................      7,079       180,727
     CDW Corp. .....................................        100         7,032
     Ingram Micro, Inc. - Class A* .................      6,133       125,174
     Tech Data Corp.* ..............................        388        14,694
                                                                  -----------
                                                                      506,389
                                                                  -----------
    TOTAL INFORMATION TECHNOLOGY ..............................     4,002,456
                                                                  -----------
  MATERIALS -- 4.6%
    COMMODITY CHEMICALS -- 0.9%
     Celanese Corporation ..........................     11,350       293,738


                                                                    VALUE
                                                        SHARES     (NOTE 2)
                                                       --------   -----------
    COMMODITY CHEMICALS -- (CONTINUED)
     Lyondell Chemical Co. .........................      1,504   $    38,458
     Westlake Chemical Corp. .......................        340        10,669
                                                                  -----------
                                                                      342,865
                                                                  -----------
    CONSTRUCTION MATERIALS -- 0.1%
     Eagle Materials, Inc. .........................        130         5,620
     Florida Rock Industries, Inc. .................        110         4,736
     Martin Marietta Materials Corp. ...............         60         6,235
     Vulcan Materials Co. ..........................        150        13,480
                                                                  -----------
                                                                       30,071
                                                                  -----------
    DIVERSIFIED CHEMICALS -- 0.4%
     Ashland, Inc. .................................        417        28,848
     Cabot Corp. ...................................        266        11,590
     Eastman Chemical Co. ..........................        487        28,884
     FMC Corp. .....................................        176        13,473
     Huntsman Corp.* ...............................        260         4,932
     PPG Industries, Inc. ..........................        952        61,128
                                                                  -----------
                                                                      148,855
                                                                  -----------
    DIVERSIFIED METALS & MINING -- 0.4%
     Freeport-McMoRan Copper & Gold, Inc. - Class B         765        42,633
     Phelps Dodge Corp. ............................      1,000       119,720
                                                                  -----------
                                                                      162,353
                                                                  -----------
    FERTILIZERS & AGRICULTURAL CHEMICALS -- 0.1%
     The Mosaic Co.* ...............................        575        12,282
     The Scotts Miracle-Gro Co. - Class A ..........        173         8,935
                                                                  -----------
                                                                       21,217
                                                                  -----------
    FOREST PRODUCTS -- 0.0%
     Louisiana-Pacific Corp. .......................        852        18,344
                                                                  -----------
    INDUSTRIAL GASES -- 0.2%
     Air Products & Chemicals, Inc. ................      1,032        72,529
     Airgas, Inc. ..................................        137         5,551
                                                                  -----------
                                                                       78,080
                                                                  -----------
    METAL & GLASS CONTAINERS -- 0.4%
     Ball Corp. ....................................        150         6,540
     Owens-Illinois, Inc.* .........................        230         4,244
     Pactiv Corp.* .................................      4,490       160,248
                                                                  -----------
                                                                      171,032
                                                                  -----------

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS / MULTI-MANAGER MID-CAP FUND
--------------------------------------------------------------------
   INVESTMENTS / DECEMBER 31, 2006 (UNAUDITED) -- CONTINUED

--------------------------------------------------------------------------------

                                                                    VALUE
                                                        SHARES     (NOTE 2)
                                                       --------   -----------
    METALS & MINING -- 0.1%
     Southern Copper Corp. .........................        590   $    31,795
                                                                  -----------
    PAPER PACKAGING -- 0.5%
     Bemis Company, Inc. ...........................        512        17,398
     Packaging Corp. ...............................        190         4,199
     Sealed Air Corp. ..............................        373        24,215
     Smurfit-Stone Container Corp.* ................        923         9,747
     Sonoco Products Co. ...........................      2,817       107,215
     Temple-Inland, Inc. ...........................        678        31,208
                                                                  -----------
                                                                      193,982
                                                                  -----------
    PAPER PRODUCTS -- 0.1%
     MeadWestvaco Corp. ............................      1,086        32,645
                                                                  -----------
    SPECIALTY CHEMICALS -- 0.9%
     Albemarle Corp. ...............................        255        18,309
     Chemtura Corp. ................................        965         9,293
     Cytec Industries, Inc. ........................        168         9,494
     Ecolab, Inc. ..................................        240        10,848
     International Flavors & Fragrances, Inc. ......        294        14,453
     Nalco Holding Co.* ............................        310         6,342
     Rohm & Haas Co. ...............................        951        48,615
     RPM International, Inc. .......................        763        15,939
     Sensient Technologies Corp. ...................      7,270       178,842
     Sigma-Aldrich Corp. ...........................        201        15,622
     The Lubrizol Corp. ............................        458        22,959
     The Valspar Corp. .............................        625        17,275
     Valhi, Inc. ...................................        170         4,417
                                                                  -----------
                                                                      372,408
                                                                  -----------
    STEEL -- 0.5%
     Allegheny Technologies, Inc. ..................         60         5,441
     Carpenter Technology Corp. ....................         40         4,101
     Commercial Metals Co. .........................        632        16,305
     IPSCO, INC ....................................      1,250       117,337
     Reliance Steel & Aluminum Co. .................        373        14,689
     Steel Dynamics, Inc. ..........................        507        16,452
     United States Steel Corp. .....................        677        49,516
                                                                  -----------
                                                                      223,841
                                                                  -----------
    TOTAL MATERIALS ...........................................     1,827,488
                                                                  -----------


                                                                    VALUE
                                                        SHARES     (NOTE 2)
                                                       --------   -----------
  TELECOMMUNICATION SERVICES -- 2.1%
    INTEGRATED TELECOMMUNICATION SERVICES -- 1.5%
     Cbeyond, Inc.* ................................      4,850   $   148,361
     CenturyTel, Inc. ..............................        951        41,521
     Citizens Communications Co. ...................      2,427        34,876
     Embarq Corp. ..................................      2,763       145,223
     NTL, Inc. .....................................      1,143        28,849
     Qwest Communications International, Inc.* .....     19,842       166,078
                                                                  -----------
                                                                      564,908
                                                                  -----------
    WIRELESS TELECOMMUNICATION SERVICES -- 0.6%
     American Tower Corp.* .........................        150         5,592
     Crown Castle International Corp.* .............        564        18,217
     Leap Wireless International, Inc.* ............        110         6,542
     NII Holdings, Inc.* ...........................      3,000       190,736
     Telephone & Data Systems, Inc. ................        335        18,201
     United States Cellular Corp.* .................         60         4,175
                                                                  -----------
                                                                      243,463
                                                                  -----------
    TOTAL TELECOMMUNICATION SERVICES ..........................       808,371
                                                                  -----------
  UTILITIES -- 7.2%
    ELECTRIC UTILITIES -- 2.2%
     Allegheny Energy, Inc.* .......................        120         5,509
     American Electric Power Co., Inc. .............      8,591       365,805
     DPL, Inc. .....................................        566        15,724
     Edison International Co. ......................      1,595        72,541
     Entergy Corp. .................................      1,163       107,368
     Great Plains Energy, Inc. .....................        589        18,730
     Hawaiian Electric Industries, Inc. ............        371        10,073
     Northeast Utilities Co. .......................        900        25,344
     Pepco Holdings, Inc. ..........................      1,155        30,042
     Pinnacle West Capital Corp. ...................        573        29,045
     PPL Corp. .....................................      2,079        74,511
     Progress Energy, Inc. .........................      1,678        82,356
     Reliant Energy, Inc.* .........................      1,149        16,327
     Sierra Pacific Resources Corp.* ...............        965        16,241
                                                                  -----------
                                                                      869,616
                                                                  -----------
    GAS UTILITIES -- 0.8%
     AGL Resources, Inc. ...........................        499        19,416
     Atmos Energy Corp. ............................        404        12,891
     Energen Corp. .................................        206         9,670
     Equitable Resources, Inc. .....................        261        10,897


    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS / MULTI-MANAGER MID-CAP FUND
--------------------------------------------------------------------
   INVESTMENTS / DECEMBER 31, 2006 (UNAUDITED) -- CONTINUED

--------------------------------------------------------------------------------

                                                                    VALUE
                                                        SHARES     (NOTE 2)
                                                       --------   -----------
    GAS UTILITIES -- (CONTINUED)
     National Fuel Gas Co. .........................        542   $    20,889
     ONEOK, Inc. ...................................      4,550       196,196
     Questar Corp. .................................         80         6,644
     Southern Union Co. ............................        482        13,472
     UGI Corp. .....................................        528        14,404
                                                                  -----------
                                                                      304,479
                                                                  -----------
    INDEPENDENT POWER PRODUCERS & ENERGY TRADERS -- 0.9%
     AES Corp.* ....................................     11,300       249,052
     Constellation Energy Group ....................        823        56,680
     Dynegy, Inc.* .................................      1,385        10,027
     Mirant Corp.* .................................        963        30,402
                                                                  -----------
                                                                      346,161
                                                                  -----------
    MULTI-UTILITIES -- 3.3%
     Alliant Energy Corp. ..........................        717        27,081
     Ameren Corp. ..................................      1,294        69,527
     CenterPoint Energy, Inc. ......................      2,202        36,509
     CMS Energy Corp.* .............................      1,084        18,103
     Consolidated Edison, Inc. .....................      1,639        78,787
     DTE Energy Co. ................................      1,227        59,399
     Energy East Corp. .............................     13,098       324,830
     KeySpan Corp. .................................        642        26,437
     MDU Resources Group, Inc. .....................      1,005        25,768
     NiSource, Inc. ................................      1,803        43,452
     NSTAR .........................................        703        24,155
     OGE Energy Corp. ..............................        637        25,480
     PG&E Corp. ....................................      1,812        85,762
     Puget Energy, Inc. ............................      7,602       192,787
     SCANA Corp. ...................................        630        25,591
     Sempra Energy Co. .............................      1,372        76,887
     TECO Energy, Inc. .............................      1,352        23,295
     Vectren Corp. .................................        531        15,017
     Wisconsin Energy Corp. ........................        652        30,944
     WPS Resources Corp. ...........................        268        14,480
     Xcel Energy, Inc. .............................      2,567        59,195
                                                                  -----------
                                                                    1,283,486
                                                                  -----------


                                                                    VALUE
                                                        SHARES     (NOTE 2)
                                                       --------   -----------
    WATER UTILITIES -- 0.0%
     Aqua America, Inc. ............................        441   $    10,046
                                                                  -----------
    TOTAL UTILITIES ...........................................     2,813,788
                                                                  -----------
    TOTAL COMMON STOCK
     (COST $32,487,743) .......................................    35,468,960
                                                                  -----------
EXCHANGE-TRADED FUNDS -- 7.8%
     iShares Russell Midcap
      Growth Index Fund ............................     19,416     2,002,760
     iShares Russell Midcap
       Index Fund ..................................        700        70,014
     iShares Russell Midcap
       Value Index Fund ............................      6,837     1,002,920
                                                                  -----------
    TOTAL EXCHANGE-TRADED FUNDS
     (COST $3,077,035) ........................................     3,075,694
                                                                  -----------
SHORT-TERM INVESTMENTS -- 1.8%
     BlackRock Liquidity Funds
       TempCash Portfolio -
       Institutional Series ........................    348,269       348,269
     BlackRock Liquidity Funds
       TempFund Portfolio -
       Institutional Series ........................    348,269       348,269
                                                                  -----------
    TOTAL SHORT-TERM INVESTMENTS
     (COST $696,538) ..........................................       696,538
                                                                  -----------
    TOTAL INVESTMENTS -- 100.0%
     (COST $36,261,316)+ ......................................   $39,241,192
                                                                  ===========


---------------
*    Non-income producing security.
+ The cost for Federal income tax purposes is $36,516,012. At December 31, 2006, net unrealized appreciation was $2,725,180. This consisted of aggregate gross unrealized appreciation for all securities for which there was an excess of market value over tax cost of $3,115,301, and aggregate gross unrealized depreciation for all securities for which there was an excess of tax cost over market value of $390,121.
(1)  Represents an investment in an affiliate.


    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS / MULTI-MANAGER SMALL-CAP FUND
----------------------------------------------------------------------
   INVESTMENTS / DECEMBER 31, 2006 (UNAUDITED)
   (Showing Percentage of Total Investments)
--------------------------------------------------------------------------------

                                                                    VALUE
                                                        SHARES     (NOTE 2)
                                                       --------   -----------
COMMON STOCK -- 94.6%
  CONSUMER DISCRETIONARY -- 17.0%
    ADVERTISING -- 0.2%
     Arbitron, Inc. ................................      1,170   $    50,825
     Catalina Marketing Corp. ......................        340         9,350
     Valassis Communications, Inc.* ................        660         9,570
                                                                  -----------
                                                                       69,745
                                                                  -----------
    APPAREL RETAIL -- 3.5%
     Abercrombie & Fitch Co. .......................      2,800       194,964
     Aeropostale, Inc.* ............................      3,000        92,610
     AnnTaylor Stores Corp.* .......................      2,000        65,680
     Casual Male Retail Group, Inc.* ...............      2,990        39,020
     Charming Shoppes, Inc.* .......................      3,630        49,114
     Christopher & Banks Corp. .....................      1,023        19,089
     DEB Shops, Inc. ...............................        560        14,784
     Dress Barn, Inc.* .............................      4,480       104,518
     DSW, Inc.* ....................................      1,140        43,970
     Genesco, Inc.* ................................        666        24,842
     Guess, Inc.* ..................................      1,450        91,973
     Hot Topic, Inc.* ..............................      1,275        17,009
     Jos. A. Bank Clothiers, Inc.* .................        457        13,413
     Pacific Sunwear of California, Inc.* 300 ......      5,874
     Payless ShoeSource, Inc.* .....................      3,000        98,460
     Stage Stores, Inc. ............................      2,837        86,216
     Stein Mart, Inc. ..............................        786        10,422
     Talbots, Inc. .................................      6,180       148,938
     The Cato Corp. - Class A ......................      1,290        29,554
     The Children's Place Retail Stores, Inc.* .....      1,633       103,728
     The Finish Line, Inc. - Class A ...............      1,274        18,193
     The Gymboree Corp.* ...........................      2,402        91,660
     The Men's Wearhouse, Inc. .....................      2,526        96,645
     The Warnaco Group, Inc.* ......................        770        19,543
     Tween Brands, Inc.* ...........................      2,812       112,283
                                                                  -----------
                                                                    1,592,502
                                                                  -----------
    APPAREL, ACCESSORIES & LUXURY GOODS -- 1.8%
     Ashworth, Inc.* ...............................        339         2,461
     Charlotte Russe Holdings, Inc.* ...............      1,100        33,825
     Columbia Sportswear Co. .......................      1,350        75,195
     Fossil, Inc.* .................................      1,308        29,535
     Kellwood Co. ..................................      1,263        41,073
     Movado Group, Inc. ............................        560        16,240


                                                                    VALUE
                                                        SHARES     (NOTE 2)
                                                       --------   -----------
    APPAREL, ACCESSORIES & LUXURY GOODS -- (CONTINUED)
     Oxford Industries, Inc. .......................      2,554   $   126,806
     Phillips-Van Heusen Corp. .....................      7,349       368,699
     Quiksilver, Inc.* .............................      3,216        50,652
     True Religion Apparel, Inc.* ..................      5,300        81,143
     Unifirst Corp. ................................        230         8,834
                                                                  -----------
                                                                      834,463
                                                                  -----------
    AUTO PARTS & EQUIPMENT -- 0.5%
     American Axle & Manufacturing Holdings, Inc. ..        900        17,091
     ArvinMeritor, Inc. ............................      1,270        23,152
     Drew Industries, Inc.* ........................        518        13,473
     Lear Corp. ....................................        840        24,805
     LKQ Corp.* ....................................      1,283        29,496
     Midas, Inc.* ..................................        389         8,947
     Modine Manufacturing Co. ......................      3,380        84,602
     Sauer-Danfoss, Inc. ...........................        420        13,545
     Standard Motor Products, Inc. .................        321         4,809
     Superior Industries International, Inc. .......        975        18,788
     Visteon Corp.* ................................        980         8,310
                                                                  -----------
                                                                      247,018
                                                                  -----------
    AUTOMOBILE MANUFACTURERS -- 0.1%
     Coachmen Industries, Inc. .....................        406         4,466
     Fleetwood Enterprises, Inc.* ..................      1,460        11,549
     Monaco Coach Corp. ............................        641         9,076
     Winnebago Industries, Inc. ....................      1,260        41,467
                                                                  -----------
                                                                       66,558
                                                                  -----------
    AUTOMOTIVE RETAIL -- 0.3%
     CSK Auto Corp.* ...............................        600        10,290
     Group 1 Automotive, Inc. ......................        897        46,393
     Sonic Automotive, Inc. ........................      1,445        41,963
     The Pep Boys - Manny, Moe & Jack ..............      2,214        32,900
                                                                  -----------
                                                                      131,546
                                                                  -----------
    BROADCASTING & CABLE TV -- 0.3%
     Cox Radio, Inc.* ..............................        910        14,833
     Cumullus Media, Inc.* .........................        780         8,104
     Entercom Communications Corp. .................        590        16,626
     Hearst-Argyle Television, Inc. ................      1,400        35,700
     Radio One, Inc. - Class D* ....................      4,166        28,079


    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS / MULTI-MANAGER SMALL-CAP FUND
----------------------------------------------------------------------
   INVESTMENTS / DECEMBER 31, 2006 (UNAUDITED) -- CONTINUED

--------------------------------------------------------------------------------

                                                                    VALUE
                                                        SHARES     (NOTE 2)
                                                       --------   -----------
    BROADCASTING & CABLE TV -- (CONTINUED)
     Sinclair Broadcast Group, Inc. ................      1,660   $    17,430
     Westwood One, Inc. ............................      1,960        13,838
                                                                  -----------
                                                                      134,610
                                                                  -----------
    BROADCASTING & PUBLISHING -- 0.0%
     Citadel Broadcasting Corp. ....................      1,050        10,458
                                                                  -----------
    CASINOS & GAMING -- 0.6%
     Ameristar Casinos, Inc. .......................        280         8,607
     Aztar Corp.* ..................................        996        54,202
     Multimedia Games, Inc.* .......................        710         6,816
     Pinnacle Entertainment, Inc.* .................      1,326        43,944
     Progressive Gaming International Corp.* .......     10,000        90,700
     Shuffle Master, Inc.* .........................        984        25,781
     WMS Industries, Inc.* .........................        665        23,182
                                                                  -----------
                                                                      253,232
                                                                  -----------
    CATALOG RETAIL -- 0.1%
     Insight Enterprises, Inc.* ....................      1,335        25,191
                                                                  -----------
    CONSUMER ELECTRONICS -- 0.2%
     Universal Electronics, Inc.* ..................      4,500        94,590
                                                                  -----------
    DISTRIBUTORS -- 0.4%
     Audiovox Corp.* ...............................        503         7,087
     Building Materials Holding Corp. ..............      1,189        29,357
     Prestige Brands Holdings, Inc.* ...............     12,700       165,354
                                                                  -----------
                                                                      201,798
                                                                  -----------
    EDUCATION SERVICES -- 0.1%
     Bright Horizons Family Solutions, Inc.* .......        724        27,990
     Corinthian Colleges, Inc.* ....................        680         9,269
     DeVry, Inc. ...................................        400        11,200
     Universal Technical Institute, Inc.* 535 ......     11,882
                                                                  -----------
                                                                       60,341
                                                                  -----------
    FOOTWEAR -- 1.2%
     Brown Shoe Co., Inc. ..........................      1,059        50,557
     Crocs, Inc.* ..................................        914        39,485
     Deckers Outdoor Corp.* ........................        260        15,587
     K-Swiss, Inc. - Class A .......................        947        29,111
     Skechers U.S.A., Inc.* ........................      2,868        95,533
     The Stride Rite Corp. .........................      9,046       136,414
     The Timberland Co. - Class A* .................      3,420       108,003


                                                                    VALUE
                                                        SHARES     (NOTE 2)
                                                       --------   -----------
    FOOTWEAR -- (CONTINUED)
     Wolverine World Wide, Inc. ....................      3,477   $    99,164
                                                                  -----------
                                                                      573,854
                                                                  -----------
    GENERAL MERCHANDISE STORES -- 0.0%
     Fred's, Inc. ..................................      1,154        13,894
                                                                  -----------
    HOME FURNISHINGS -- 0.3%
     Bassett Furniture Industries, Inc. ............        363         5,931
     Ethan Allen Interiors, Inc. ...................      1,944        70,198
     Furniture Brands International, Inc. 860 ......     13,958
     Interface, Inc. - Class A* ....................      1,413        20,093
     Kimball International, Inc. ...................        500        12,150
     La-Z-Boy Chair Co. ............................      2,418        28,701
                                                                  -----------
                                                                      151,031
                                                                  -----------
    HOMEBUILDING -- 0.6%
     Brookfield Homes Corp. ........................        610        22,905
     Champion Enterprises, Inc.* ...................      2,235        20,920
     Hovnanian Enterprises, Inc.* ..................        400        13,560
     M/I Homes, Inc. ...............................        304        11,610
     Meritage Homes Corp.* .........................        814        38,844
     NVR, Inc.* ....................................        137        88,365
     Skyline Corp. .................................        149         5,993
     Standard Pacific Corp. ........................      1,836        49,186
     WCI Communities, Inc.* ........................        370         7,097
                                                                  -----------
                                                                      258,480
                                                                  -----------
    HOMEFURNISHING RETAIL -- 0.7%
     Aaron Rents, Inc. .............................      2,722        78,339
     Cost Plus, Inc.* ..............................        475         4,892
     Haverty Furniture Cos., Inc. ..................        490         7,252
     Pier 1 Imports, Inc. ..........................      1,660         9,877
     Rent-A-Center, Inc.* ..........................      3,440       101,514
     Select Comfort Corp.* .........................      1,487        25,859
     Tempur Pedic International, Inc.* .............      3,536        72,347
                                                                  -----------
                                                                      300,080
                                                                  -----------
    HOTELS, RESORTS & CRUISE LINES -- 0.1%
     Lodgian, Inc.* ................................        480         6,528
     The Marcus Corp. ..............................      1,337        34,200
                                                                  -----------
                                                                       40,728
                                                                  -----------
    HOUSEWARES & SPECIALTIES -- 0.2%
     American Greetings Corp. ......................        840        20,051


    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS / MULTI-MANAGER SMALL-CAP FUND
----------------------------------------------------------------------
   INVESTMENTS / DECEMBER 31, 2006 (UNAUDITED) -- CONTINUED

--------------------------------------------------------------------------------

                                                                    VALUE
                                                        SHARES     (NOTE 2)
                                                       --------   -----------
    HOUSEWARES & SPECIALTIES -- (CONTINUED)
     Lenox Group, Inc.* ............................        216   $     1,382
     Libbey, Inc. ..................................        303         3,739
     National Presto Industries, Inc. ..............        119         7,125
     Russ Berrie & Co., Inc.* ......................        453         6,999
     Sealy Corp. ...................................        830        12,242
     Tuesday Morning Corp. .........................      1,434        22,299
     Tupperware Corp. ..............................        940        21,253
                                                                  -----------
                                                                       95,090
                                                                  -----------
    INTERNET RETAIL -- 0.4%
     Blue Nile, Inc.* ..............................        386        14,240
     Nutri System, Inc* ............................      1,110        70,363
     Priceline.com, Inc.* ..........................      1,740        75,881
     Stamps.com, Inc.* .............................        581         9,151
                                                                  -----------
                                                                      169,635
                                                                  -----------
    LEISURE FACILITIES -- 0.1%
     Six Flags, Inc.* ..............................      4,110        21,537
     Speedway Motorsports, Inc. ....................        220         8,448
     Vail Resorts, Inc.* ...........................        420        18,824
                                                                  -----------
                                                                       48,809
                                                                  -----------
    LEISURE PRODUCTS -- 1.2%
     Arctic Cat, Inc. ..............................        445         7,828
     Callaway Golf Co. .............................      4,780        68,880
     JAKKS Pacific, Inc.* ..........................      1,230        26,863
     K2, Inc.* .....................................      1,373        18,110
     MarineMax, Inc.* ..............................        494        12,809
     Marvel Entertainment, Inc.* ...................        530        14,262
     Polaris Industries, Inc. ......................      1,654        77,457
     Pool Corp. ....................................      1,464        57,345
     RC2 Corp.* ....................................      3,295       144,980
     Sturm, Ruger & Co., Inc.* .....................        703         6,749
     The Nautilus Group, Inc. ......................      7,727       108,178
                                                                  -----------
                                                                      543,461
                                                                  -----------
    MOVIES & ENTERTAINMENT -- 0.2%
     4Kids Entertainment, Inc.* ....................        334         6,086
     Live Nation, Inc.* ............................      3,566        79,878
     World Wrestling Entertainment, Inc. ...........        680        11,084
                                                                  -----------
                                                                       97,048
                                                                  -----------


                                                                    VALUE
                                                        SHARES     (NOTE 2)
                                                       --------   -----------
    PUBLISHING -- 0.4%
     ADVO, Inc.* ...................................        878   $    28,623
     Belo Corp. ....................................      1,620        29,759
     Interactive Data Corp. ........................        750        18,030
     Journal Communications, Inc. - Class A ........      1,360        17,150
     Journal Register Co. ..........................      1,280         9,344
     Lee Enterprises, Inc. .........................        980        30,439
     Media General, Inc. - Class A .................        350        13,010
     Scholastic Corp.* .............................        450        16,128
     Value Line, Inc. ..............................        330        14,998
                                                                  -----------
                                                                      177,481
                                                                  -----------
    RESTAURANTS -- 1.9%
     AFC Enterprises, Inc.* ........................      1,470        25,975
     Applebee's International, Inc. ................        520        12,828
     Bob Evans Farms, Inc. .........................        300        10,266
     California Pizza Kitchen, Inc.* ...............        500        16,655
     CBRL Group, Inc. ..............................        350        15,666
     CEC Entertainment, Inc.* ......................      1,242        49,990
     CKE Restaurants, Inc. .........................      5,008        92,147
     Domino's Pizza, Inc. ..........................        600        16,800
     IHOP Corp. ....................................        450        23,715
     Jack in the Box, Inc.* ........................      2,637       160,962
     Landry's Restaurants, Inc. ....................        465        13,992
     Morton's Restaurant Group, Inc.* ..............      5,700        94,905
     O'Charleys, Inc.* .............................        681        14,492
     P.F. Chang's China Bistro, Inc.* ..............        754        28,939
     Panera Bread Co. - Class A* ...................        867        48,474
     Papa John's International, Inc.* ..............        734        21,293
     RARE Hospitality International, Inc.* .........        961        31,646
     Red Robin Gourmet Burgers, Inc.* ..............        461        16,527
     Ruby Tuesday, Inc. ............................      2,540        69,698
     Sonic Corp.* ..................................      1,916        45,888
     The Steak 'n Shake Co.* .......................        821        14,450
     Triarc Cos., Inc. - Class B ...................      1,729        34,580
                                                                  -----------
                                                                      859,888
                                                                  -----------
    SPECIALIZED CONSUMER SERVICES -- 0.4%
     CPI Corp. .....................................        171         7,950
     Matthews International Corp. - Class A ........        230         9,050
     Pre-Paid Legal Services, Inc.* ................        340        13,304
     Regis Corp. ...................................      3,070       121,388


    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS / MULTI-MANAGER SMALL-CAP FUND
----------------------------------------------------------------------
   INVESTMENTS / DECEMBER 31, 2006 (UNAUDITED) -- CONTINUED

--------------------------------------------------------------------------------

                                                                    VALUE
                                                        SHARES     (NOTE 2)
                                                       --------   -----------
    SPECIALIZED CONSUMER SERVICES -- (CONTINUED)
     Sotheby's Holdings, Inc. - Class A ............      1,447   $    44,886
     Vertrue, Inc.* ................................        235         9,026
                                                                  -----------
                                                                      205,604
                                                                  -----------
    SPECIALTY STORES -- 1.1%
     Barnes & Noble, Inc. ..........................      3,000       119,130
     Blockbuster, Inc. - Class A* ..................     28,290       149,654
     Books-A-Million, Inc. .........................        530        12,020
     Dick's Sporting Goods, Inc.* ..................      1,260        61,727
     Guitar Center, Inc.* ..........................        827        37,595
     Hancock Fabrics, Inc.* ........................        268           922
     Hibbett Sporting Goods, Inc.* .................        943        28,790
     Jo-Ann Stores, Inc.* ..........................        711        17,491
     Tractor Supply Co.* ...........................        938        41,938
     Zale Corp.* ...................................      1,766        49,819
                                                                  -----------
                                                                      519,086
                                                                  -----------
    TIRES & RUBBER -- 0.1%
     Bandag, Inc. ..................................        310        15,633
     Cooper Tire & Rubber Co. ......................      1,050        15,015
                                                                  -----------
                                                                       30,648
                                                                  -----------
    TOTAL CONSUMER DISCRETIONARY ..............................     7,806,869
                                                                  -----------
  CONSUMER STAPLES -- 3.6%
    AGRICULTURAL PRODUCTS -- 0.2%
     Corn Products International, Inc. .............      2,050        70,807
     Delta & Pine Land Co. .........................        984        39,803
                                                                  -----------
                                                                      110,610
                                                                  -----------
    BREWERS -- 0.1%
     The Boston Beer Co., Inc. - Class A* ..........      1,380        49,652
                                                                  -----------
    DISTILLERS & VINTNERS -- 0.1%
     MGP Ingredients, Inc. .........................      1,200        27,132
                                                                  -----------
    DRUG RETAIL -- 0.2%
     Long's Drug Stores Corp. ......................      2,399       101,670
                                                                  -----------
    FOOD DISTRIBUTORS -- 0.2%
     Nash Finch Co. ................................        625        17,062
     Performance Food Group Co.* ...................      1,543        42,649
     United Natural Foods, Inc.* ...................      1,167        41,919
                                                                  -----------
                                                                      101,630
                                                                  -----------


                                                                    VALUE
                                                        SHARES     (NOTE 2)
                                                       --------   -----------
    FOOD RETAIL -- 0.6%
     Arden Group, Inc. .............................         80   $     9,905
     Casey's General Stores, Inc. ..................      1,751        41,236
     Great Atlantic & Pacific Tea Co., Inc. ........      1,301        33,488
     Ruddick Corp. .................................      4,400       122,100
     The Pantry, Inc.* .............................        630        29,509
     Weis Markets, Inc. ............................        350        14,038
                                                                  -----------
                                                                      250,276
                                                                  -----------
    HOUSEHOLD PRODUCTS -- 0.2%
     Central Garden & Pet Co.* .....................        660        31,957
     Spectrum Brands, Inc.* ........................        957        10,432
     WD-40 Co. .....................................        754        26,292
                                                                  -----------
                                                                       68,681
                                                                  -----------
    PACKAGED FOODS & MEATS -- 0.9%
     Chiquita Brands International, Inc. ...........        590         9,422
     Flowers Foods, Inc. ...........................      1,462        39,459
     Hain Celestial Group, Inc.* ...................      1,093        34,113
     J&J Snack Foods Corp. .........................      3,290       136,206
     Lancaster Colony Corp. ........................        390        17,281
     Lance, Inc. ...................................        837        16,807
     Peet's Coffee & Tea, Inc.* ....................        406        10,654
     Pilgrim's Pride Corp. .........................        580        17,069
     Ralcorp Holdings, Inc.* .......................      1,194        60,763
     Sanderson Farms, Inc. .........................        353        10,692
     Seaboard Corp. ................................         10        17,650
     Tootsie Roll Industries, Inc. .................        360        11,772
     Treehouse Foods, Inc.* ........................        779        24,305
                                                                  -----------
                                                                      406,193
                                                                  -----------
    PERSONAL PRODUCTS -- 1.0%
     Bare Escentuals, Inc.* ........................        325        10,098
     Chattem, Inc.* ................................      2,980       149,238
     Herbalife, Ltd.* ..............................      1,510        60,642
     Mannatech, Inc. ...............................        390         5,745
     NBTY, Inc.* ...................................      4,184       173,929
     NU Skin Enterprises, Inc. .....................        730        13,308
     Playtex Products, Inc.* .......................      3,386        48,724
     USANA Health Sciences, Inc.* ..................        288        14,878
                                                                  -----------
                                                                      476,562
                                                                  -----------
    SOFT DRINKS -- 0.0%
     Coca-Cola Bottling Co. ........................        180        12,317
                                                                  -----------

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS / MULTI-MANAGER SMALL-CAP FUND
----------------------------------------------------------------------
   INVESTMENTS / DECEMBER 31, 2006 (UNAUDITED) -- CONTINUED

--------------------------------------------------------------------------------

                                                                    VALUE
                                                        SHARES     (NOTE 2)
                                                       --------   -----------
    TOBACCO -- 0.1%
     Alliance One International, Inc.* .............      1,979   $    13,972
     Universal Corp. ...............................        410        20,094
     Vector Group, Ltd. ............................      1,110        19,702
                                                                  -----------
                                                                       53,768
                                                                  -----------
    TOTAL CONSUMER STAPLES ....................................     1,658,491
                                                                  -----------
  ENERGY -- 5.3%
    COAL & CONSUMABLE FUELS -- 0.1%
     Alpha Natural Resources, Inc.* ................        600         8,538
     Massey Energy Co. .............................      2,267        52,662
     USEC, Inc.* ...................................      1,060        13,483
                                                                  -----------
                                                                       74,683
                                                                  -----------
    OIL & GAS DRILLING -- 0.8%
     Atwood Oceanics, Inc.* ........................      3,061       149,897
     Grey Wolf, Inc.* ..............................      1,210         8,301
     Helmerich & Payne, Inc. .......................      2,700        66,069
     Pioneer Drilling Co.* .........................      1,820        24,170
     Unit Corp.* ...................................      2,779       134,642
                                                                  -----------
                                                                      383,079
                                                                  -----------
    OIL & GAS EQUIPMENT & SERVICES -- 2.2%
     Bristow Group, Inc.* ..........................        668        24,108
     CARBO Ceramics, Inc. ..........................        526        19,657
     Dresser-Rand Group, Inc.* .....................      5,200       127,244
     Dril-Quip, Inc.* ..............................        691        27,060
     Global Industries, Ltd.* ......................      4,040        52,682
     Helix Energy Solutions Group, Inc.* ...........      2,517        78,958
     Hornbeck Offshore Services, Inc.* .............      1,250        44,625
     Hydril Co.* ...................................        664        49,926
     Input/Output, Inc.* ...........................      2,017        27,492
     Lone Star Technologies, Inc.* .................      1,071        51,847
     Lufkin Industries, Inc. .......................        419        24,335
     NATCO Group, Inc.* ............................      1,480        47,182
     Oceaneering International, Inc.* ..............      1,486        58,994
     RPC, Inc. .....................................      3,290        55,535
     SEACOR Holdings, Inc.* ........................        577        57,204
     TETRA Technologies, Inc.* .....................      2,735        69,961
     Universal Compression Holdings, Inc.* .........        120         7,453
     Veritas DGC, Inc.* ............................        990        84,774
     W-H Energy Services, Inc.* ....................      1,855        90,320
                                                                  -----------
                                                                      999,357
                                                                  -----------


                                                                    VALUE
                                                        SHARES     (NOTE 2)
                                                       --------   -----------
    OIL & GAS EXPLORATION & PRODUCTION -- 1.3%
     Berry Petroleum Co. - Class A .................        310   $     9,613
     Cabot Oil & Gas Corp. .........................      1,351        81,938
     Cimarex Energy Co. ............................      2,284        83,366
     Mariner Energy, Inc.* .........................      1,470        28,812
     Penn Virginia Corp. ...........................        646        45,246
     Petroleum Development Corp.* ..................        465        20,018
     St. Mary Land & Exploration Co. ...............      2,640        97,258
     Stone Energy Corp.* ...........................        754        26,654
     Swift Energy Co.* .............................        806        36,117
     W&T Offshore, Inc. ............................      4,900       150,528
     Whiting Petroleum Corp.* ......................        210         9,786
                                                                  -----------
                                                                      589,336
                                                                  -----------
    OIL & GAS REFINING & MARKETING -- 0.9%
     Alon USA Energy, Inc. .........................      2,800        73,668
     Delek US Holdings Inc. ........................      4,000        65,560
     Frontier Oil Corp. ............................      3,131        89,985
     Western Refining, Inc. ........................      5,265       134,047
     World Fuel Services Corp. .....................        761        33,834
                                                                  -----------
                                                                      397,094
                                                                  -----------
    TOTAL ENERGY ..............................................     2,443,549
                                                                  -----------
  FINANCIALS -- 20.9%
    ASSET MANAGEMENT & CUSTODY BANKS -- 0.5%
     Apollo Investment Corp. .......................        450        10,080
     Ares Capital Corp. ............................        450         8,599
     Calamos Asset Management, Inc. ................        460        12,342
     Cohen & Steers, Inc. ..........................        210         8,436
     GAMCO Investors, Inc. .........................        250         9,615
     MCG Capital Corp. .............................      1,220        24,790
     Waddell & Reed Financial, Inc. - Class A ......      5,350       146,376
                                                                  -----------
                                                                      220,238
                                                                  -----------
    CONSUMER FINANCE -- 0.7%
     Advance America Cash Advance Centers, Inc. ....        660         9,669
     Advanta Corp. - Class B .......................        240        10,471
     Cash America International, Inc. ..............      2,617       122,737
     Compucredit Corp.* ............................        700        27,867
     Credit Acceptance Corp.* ......................        290         9,666
     Dollar Financial Corp.* .......................        790        22,009
     First Cash Financial Services, Inc.* ..........      2,410        62,347
     Rewards Network, Inc.* ........................        288         2,002

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS / MULTI-MANAGER SMALL-CAP FUND
----------------------------------------------------------------------
   INVESTMENTS / DECEMBER 31, 2006 (UNAUDITED) -- CONTINUED

--------------------------------------------------------------------------------

                                                                    VALUE
                                                        SHARES     (NOTE 2)
                                                       --------   -----------
    CONSUMER FINANCE -- (CONTINUED)
     World Acceptance Corp.* .......................      1,382   $    64,885
                                                                  -----------
                                                                      331,653
                                                                  -----------
    FINANCIAL SERVICES -- 0.0%
     Kohlberg Capital Corp.* .......................      1,000        17,300
                                                                  -----------
    INSURANCE BROKERS -- 0.1%
     Hilb, Rogal & Hamilton Co. ....................      1,301        54,798
     National Financial Partners Corp. .............        180         7,915
                                                                  -----------
                                                                       62,713
                                                                  -----------
    INVESTMENT BANKING & BROKERAGE -- 0.9%
     Investment Technology Group, Inc.* ............      1,197        51,327
     Knight Capital Group, Inc. - Class A* .........      3,990        76,488
     Labranche & Co., Inc.* ........................      2,817        27,691
     optionsXpress Holdings, Inc. ..................        380         8,622
     Piper Jaffray Cos., Inc.* .....................      1,587       103,393
     Raymond James Financial, Inc. .................      3,600       109,116
     SWS Group, Inc. ...............................        408        14,566
     Tradestation Group, Inc.* .....................        550         7,563
                                                                  -----------
                                                                      398,766
                                                                  -----------
    LIFE & HEALTH INSURANCE -- 0.4%
     Delphi Financial Group, Inc. - Class A ........      1,741        70,441
     FBL Financial Group, Inc. .....................        420        16,414
     Great American Financial Resources, Inc. ......      1,470        33,884
     Kansas City Life Insurance Co. ................        180         9,014
     National Western Life Insurance Co. ...........         50        11,507
     Presidential Life Corp. .......................        639        14,026
     The Phoenix Cos., Inc. ........................      1,290        20,498
                                                                  -----------
                                                                      175,784
                                                                  -----------
    MULTI-LINE INSURANCE -- 0.1%
     Horace Mann Educators Corp. ...................        990        19,998
                                                                  -----------
    PROPERTY & CASUALTY INSURANCE -- 2.7%
     21st Century Insurance Group ..................      1,600        28,240
     Alfa Corp. ....................................      1,010        18,998
     Argonaut Group, Inc.* .........................        550        19,173
     Baldwin & Lyons, Inc. - Class B ...............        420        10,727


                                                                    VALUE
                                                        SHARES     (NOTE 2)
                                                       --------   -----------
    PROPERTY & CASUALTY INSURANCE -- (CONTINUED)
     Bristol West Holdings, Inc. ...................        570   $     9,023
     CNA Surety Corp.* .............................        450         9,675
     Commerce Group, Inc. ..........................        990        29,452
     Direct General Corp. ..........................        430         8,875
     EMC Insurance Group, Inc. .....................        300        10,236
     Harleysville Group, Inc. ......................        450        15,669
     Infinity Property & Casual Corp. ..............        587        28,405
     LandAmerica Financial Group, Inc. .............        673        42,473
     Midland Co. ...................................        190         7,970
     Navigators Group, Inc.* .......................        270        13,009
     Ohio Casualty Corp. ...........................      1,860        55,447
     Philadelphia Consolidated Holding Corp.* ......      2,814       125,392
     ProAssurance Corp.* ...........................      2,048       102,236
     RLI Corp. .....................................        892        50,327
     Safety Insurance Group, Inc. ..................        603        30,578
     SCPIE Holdings, Inc.* .........................        224         5,855
     Selective Insurance Group, Inc. ...............      4,261       244,113
     State Auto Financial Corp. ....................        480        16,670
     Stewart Information Services Corp. ............        922        39,978
     Triad Guaranty, Inc.* .........................        180         9,877
     United Fire & Casualty Co. ....................      6,345       223,661
     Zenith National Insurance Corp. ...............      1,637        76,792
                                                                  -----------
                                                                    1,232,851
                                                                  -----------
    REAL ESTATE INVESTMENT TRUSTS -- 6.5%
     Acadia Realty Trust ...........................      1,245        31,150
     Alexandria Real Estate Equities, Inc. .........        190        19,076
     American Financial Realty Trust ...............      1,870        21,393
     American Home Mortgage Investment Corp. .......        950        33,364
     Anthracite Capital, Inc. ......................      1,670        21,259
     Anworth Mortgage Asset Corp. ..................      2,030        19,305
     Arbor Realty Trust, Inc. ......................        590        17,753
     BioMed Realty Trust, Inc. .....................        330         9,438
     Brandywine Realty Trust .......................      4,000       133,000
     Capital Trust, Inc. ...........................        190         9,489
     CBL & Associates, Inc. ........................      2,800       121,380
     Colonial Properties Trust .....................      1,265        59,303
     Corporate Office Properties Trust .............        410        20,693
     Cousins Properties, Inc. ......................      1,120        39,502


    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS / MULTI-MANAGER SMALL-CAP FUND
----------------------------------------------------------------------
   INVESTMENTS / DECEMBER 31, 2006 (UNAUDITED) -- CONTINUED

--------------------------------------------------------------------------------

                                                                    VALUE
                                                        SHARES     (NOTE 2)
                                                       --------   -----------
    REAL ESTATE INVESTMENT TRUSTS -- (CONTINUED)
     Cresent Real Estate Equities Co. ..............        520   $    10,270
     Crystal River Capital Inc. ....................        290         7,404
     DiamondRock Hospitality Co. ...................      3,900        70,239
     Digital Realty Trust, Inc. ....................        550        18,826
     Eastgroup Properties, Inc. ....................        894        47,883
     Entertainment Properties Trust ................      1,101        64,342
     Equity Inns, Inc. .............................        860        13,726
     Equity Lifestyle Properties, Inc. .............        160         8,709
     Equity One, Inc. ..............................      5,530       147,430
     Essex Property Trust, Inc. ....................        633        81,815
     FelCor Lodging Trust, Inc. ....................      2,640        57,658
     Fieldstone Investment Corp. ...................      2,510        10,994
     First Industrial ..............................        920        43,139
     Friedman Billings Ramsey Group, Inc. ..........      4,940        39,520
     Getty Realty Corp. ............................        640        19,776
     Glimcher Realty Trust .........................        990        26,443
     GMH Communities Trust .........................        610         6,192
     Gramercy Capital Corp. ........................        340        10,503
     Healthcare Realty Trust, Inc. .................        860        34,004
     Home Properties, Inc. .........................      1,650        97,795
     IMPAC Mortgage Holdings, Inc. .................      3,980        35,024
     Inland Real Estate Corp. ......................      2,659        49,776
     Innkeepers USA Trust ..........................        770        11,935
     Investors Real Estate Trust ...................        580         5,951
     Kilroy Realty Corp. ...........................        879        68,562
     KKR Financial Corp. ...........................      6,500       174,135
     LaSalle Hotel Properties ......................        330        15,130
     Lexington Realty Trust ........................      2,142        48,024
     LTC Properties, Inc. ..........................      1,070        29,222
     Luminent Mortgage Capital, Inc. ...............        970         9,419
     Maguire Properties, Inc. ......................        490        19,600
     MFA Mortgage Investments, Inc. ................      2,790        21,455
     Mid-America Apartment Communities, Inc. .......        970        55,523
     National Health Investors, Inc. ...............        560        18,480
     National Retail Properties, Inc. ..............      2,490        57,145
     Nationwide Health Properties, Inc. ............      1,190        35,962
     New Century Financial Corp. ...................      1,246        39,361
     Newcastle Investment Corp. ....................        740        23,177
     NorthStar Realty Finance Corp. ................      1,400        23,198
     Novastar Financial, Inc. ......................      1,250        33,312
     Omega Healthcare Investors, Inc. ..............        980        17,366
     Parkway Properties, Inc. ......................        678        34,585


                                                                    VALUE
                                                        SHARES     (NOTE 2)
                                                       --------   -----------
    REAL ESTATE INVESTMENT TRUSTS -- (CONTINUED)
     Pennsylvania Real Estate Investment Trust .....        480   $    18,902
     Post Properties, Inc. .........................        590        26,963
     Potlatch Corp. ................................        750        32,865
     PS Business Parks, Inc. .......................        843        59,609
     RAIT Financial Trust ..........................        500        17,240
     Ramco-Gershenson Properties Trust .............        330        12,586
     Realty Income Corp. ...........................      1,270        35,179
     Redwood Trust, Inc. ...........................        650        37,752
     Saul Centers, Inc. ............................        160         8,830
     Senior Housing Properties Trust ...............      2,880        70,502
     Sovran Self Storage, Inc. .....................        857        49,089
     Spirit Finance Corp. ..........................        450         5,612
     Strategic Hotel Capital, Inc. .................      1,040        22,662
     Sun Communities, Inc. .........................        520        16,827
     Sunstone Hotel Investors, Inc. ................        440        11,761
     Tanger Factory Outlet Centers, Inc. ...........        360        14,069
     The Mills Corp. ...............................      2,540        50,800
     Universal Health Realty Income Trust ..........        280        10,914
     Washington Real Estate Investment Trust .......      3,520       140,800
     Weingarten Realty, Inc. .......................      2,600       119,886
     Winston Hotels, Inc. ..........................        830        10,997
                                                                  -----------
                                                                    2,972,960
                                                                  -----------
    REGIONAL BANKS -- 5.3%
     1st Source Corp. ..............................        220         7,069
     Amcore Financial, Inc. ........................        300         9,801
     Ameris Bancorp ................................        920        25,926
     Boston Private Financial Holdings, Inc. .......      1,001        28,238
     Cascade Bancorp ...............................        749        23,241
     Central Pacific Financial Corp. ...............        861        33,372
     Chemical Financial Corp. ......................        280         9,324
     Chittenden Corp. ..............................      1,754        53,830
     Citizens Banking Corp. ........................        630        16,695
     Community Bank Systems, Inc. ..................      1,306        30,038
     Community Trust Bancorp, Inc. .................        250        10,382
     CVB Financial Corp. ...........................        780        11,279
     East West Bancorp, Inc. .......................      1,679        59,470
     First Bancorp/Puerto Rico .....................      3,355        31,973
     First Charter Corp. ...........................      4,150       102,090


    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS / MULTI-MANAGER SMALL-CAP FUND
----------------------------------------------------------------------
   INVESTMENTS / DECEMBER 31, 2006 (UNAUDITED) -- CONTINUED

--------------------------------------------------------------------------------

                                                                    VALUE
                                                        SHARES     (NOTE 2)
                                                       --------   -----------
    REGIONAL BANKS -- (CONTINUED)
     First Commonwealth Financial Corp. ............      2,972   $    39,914
     First Community Bancshares, Inc. ..............        280        11,077
     First Financial Bancorp .......................      1,560        25,912
     First Financial Bankshares, Inc. ..............        310        12,977
     First Indiana Corp. ...........................        307         7,786
     First Midwest Bancorp, Inc. ...................      1,789        69,198
     First Republic Bank ...........................      3,344       130,683
     FirstMerit Corp. ..............................      1,200        28,968
     FNB Corp. .....................................        870        15,895
     Frontier Financial Corp. ......................        340         9,938
     Glacier Bancorp, Inc. .........................      1,852        45,263
     Greater Bay Bancorp ...........................        410        10,795
     Hancock Holding Co. ...........................        180         9,511
     Hanmi Financial Corp. .........................      1,128        25,414
     Harleysville National Corp. ...................        490         9,462
     Independent Bank Corp./Michigan ...............        882        22,306
     International Bancshares Corp. ................        400        12,364
     Irwin Financial Corp. .........................        620        14,031
     Nara Bancorp, Inc. ............................        440         9,205
     National Penn Bancshares, Inc. ................        610        12,352
     NBT Bancorp, Inc. .............................        510        13,010
     Old National Bancorp/Indiana ..................        880        16,650
     Pacific Capital Bancorp .......................        490        16,454
     Park National Corp. ...........................        180        17,820
     PrivateBancorp, Inc. ..........................        445        18,525
     Prosperity Bancshares, Inc. ...................        716        24,709
     Provident Bankshares Corp. ....................      1,268        45,141
     R-G Financial Corp. ...........................      1,320        10,098
     Republic Bancorp, Inc. ........................      2,062        27,755
     Royal Bancshares of Pennsylvania ..............        451        11,865
     S&T Bancorp, Inc. .............................        380        13,175
     Sandy Springs Bancorp, Inc. ...................      2,700       103,086
     Santander BanCorp .............................        540         9,639
     Sterling Bancorp ..............................        421         8,294
     Sterling Bancshares, Inc. .....................      1,896        24,686
     Sterling Financial Corp./Pennsylvania .........        470        11,125
     Sterling Financial Corp./Washington ...........      4,106       138,824
     Susquehanna Bancshares, Inc. ..................      2,056        55,265
     The Colonial BancGroup, Inc. ..................     11,400       293,436
     The South Financial Group, Inc. ...............      6,474       172,144
     TrustCo Bank Corp. NY .........................      3,593        39,954


                                                                    VALUE
                                                        SHARES     (NOTE 2)
                                                       --------   -----------
    REGIONAL BANKS -- (CONTINUED)
     Trustmark Corp. ...............................        490   $    16,028
     UCBH Holdings, Inc. ...........................      2,612        45,867
     Umpqua Holdings Corp. .........................      1,588        46,735
     United Bankshares, Inc. .......................      1,343        51,907
     Washington Trust Bancorp, Inc. ................        370        10,319
     WesBanco, Inc. ................................        380        12,741
     West Bancorp, Inc. ............................        490         8,712
     Westamerica Bancorp ...........................        280        14,176
     Western Alliance Bancorp* .....................      2,600        90,402
     Whitney Holdings Corp. ........................      1,817        59,271
     Wilshire Bancorp, Inc. ........................        360         6,829
     Wintrust Financial Corp. ......................        708        33,998
                                                                  -----------
                                                                    2,444,419
                                                                  -----------
    REINSURANCE -- 0.1%
     Odyssey Re Holdings Corp. .....................      1,180        44,014
                                                                  -----------
    SPECIALIZED FINANCE -- 0.1%
     Financial Federal Corp. .......................        673        19,793
     Portfolio Recovery Associates, Inc.* ..........        395        18,442
                                                                  -----------
                                                                       38,235
                                                                  -----------
    THRIFTS & MORTGAGE FINANCE -- 3.5%
     Anchor BanCorp Wisconsin, Inc.* ...............        504        14,525
     Astoria Financial Corp. .......................      8,100       244,296
     Bank Mutual Corp. .............................      1,734        20,999
     BankAtlantic Bancorp, Inc. - Class A ..........      2,071        28,601
     BankUnited Financial Corp. - Class A ..........      3,707       103,648
     Brookline Bancorp, Inc. .......................      2,732        35,981
     Charter Financial Corp./Georgia ...............        270        13,910
     CharterMac ....................................      1,300        27,911
     City Bank/Lynnwood, Washington ................        540        19,332
     Corus Bankshares, Inc. ........................        560        12,919
     Dime Community Bancshares .....................      6,212        87,030
     Downey Financial Corp. ........................        747        54,217
     Federal Agricultural Mortgage Corp. ...........        500        13,565
     Fidelity Bankshares, Inc. .....................        620        24,595
     First Financial Holdings, Inc. ................        300        11,754
     First Niagara Financial Group, Inc. ...........      1,240        18,426
     FirstFed Financial Corp.* .....................      1,970       131,931
     Flagstar Bancorp, Inc. ........................      2,345        34,800


    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS / MULTI-MANAGER SMALL-CAP FUND
----------------------------------------------------------------------
   INVESTMENTS / DECEMBER 31, 2006 (UNAUDITED) -- CONTINUED

--------------------------------------------------------------------------------

                                                                    VALUE
                                                        SHARES     (NOTE 2)
                                                       --------   -----------
    THRIFTS & MORTGAGE FINANCE -- (CONTINUED)
     Franklin Bank Corp.* ..........................        539   $    11,071
     Fremont General Corp. .........................      2,815        45,631
     MAF Bancorp, Inc. .............................        966        43,171
     Northwest Bancorp, Inc. .......................        400        10,984
     PFF Bancorp, Inc. .............................      7,700       265,727
     W Holding Co., Inc. ...........................      2,010        11,980
     Washington Federal, Inc. ......................      8,400       197,652
     Webster Financial Corp. .......................      2,900       141,288
                                                                  -----------
                                                                    1,625,944
                                                                  -----------
    TOTAL FINANCIALS ..........................................     9,584,875
                                                                  -----------
  HEALTH CARE -- 7.6%
    BIOTECHNOLOGY -- 0.5%
     ArQule, Inc.* .................................        956         5,659
     BioMarin Pharmaceutical, Inc.* ................      1,330        21,799
     Cambrex Corp. .................................        773        17,562
     Cubist Pharmaceuticals, Inc.* .................        740        13,401
     Digene Corp.* .................................        630        30,190
     Enzo Biochem, Inc.* ...........................        703        10,032
     Illumina, Inc.* ...............................        770        30,269
     Omrix Biopharmaceuticals, Inc.* ...............        900        27,234
     Regeneron Pharmaceuticals, Inc.* ..............      2,441        48,991
     Savient Pharmaceuticals, Inc.* ................      1,191        13,351
                                                                  -----------
                                                                      218,488
                                                                  -----------
    HEALTH CARE DISTRIBUTORS -- 0.1%
     Owens & Minor, Inc. ...........................      1,429        44,685
     PSS World Medical, Inc.* ......................        310         6,054
                                                                  -----------
                                                                       50,739
                                                                  -----------
    HEALTH CARE EQUIPMENT -- 2.3%
     American Medical Systems Holdings, Inc.* ......      1,930        35,744
     Analogic Corp. ................................        400        22,456
     Arthrocare Corp.* .............................        723        28,862
     Bio-Rad Laboratories, Inc.* ...................        420        34,658
     Biolase Technology, Inc.* .....................        402         3,517
     Biosite, Inc.** ...............................        492        24,034
     Conmed Corp.* .................................        809        18,704
     Cyberonics, Inc.* .............................        521        10,753
     Datascope Corp. ...............................      5,255       191,492
     Dionex Corp.* .................................        553        31,361
     Hologic, Inc.* ................................      1,459        68,982
     IDEXX Laboratories, Inc.* .....................        873        69,229


                                                                    VALUE
                                                        SHARES     (NOTE 2)
                                                       --------   -----------
    HEALTH CARE EQUIPMENT -- (CONTINUED)
     Integra LifeSciences Holdings Corp.* ..........      1,045   $    44,507
     Invacare Corp. ................................      1,285        31,547
     Kensey Nash Corp.* ............................        250         7,950
     Mentor Corp. ..................................      1,490        72,816
     Meridian Diagnostics, Inc. ....................        567        13,909
     Osteotech, Inc.* ..............................        363         2,051
     Palomar Medical Technologies, Inc.* ...........        433        21,940
     Possis Medical, Inc.* .........................        258         3,478
     Respironics, Inc.* ............................      2,010        75,877
     STERIS Corp. ..................................        370         9,313
     SurModics, Inc.* ..............................        382        11,888
     Theragenics Corp.* ............................        937         2,905
     Thoratec Corp.* ...............................      5,500        96,690
     Viasys Healthcare, Inc.* ......................        920        25,594
     Vital Signs, Inc. .............................        244        12,180
     Wilson Greatbatch Technologies, Inc.* .........        631        16,987
     Zoll Medical Corp.* ...........................        870        50,669
                                                                  -----------
                                                                    1,040,093
                                                                  -----------
    HEALTH CARE FACILITIES -- 0.5%
     AmSurg Corp.* .................................        745        17,135
     Genesis Healthcare Corp.* .....................        541        25,551
     Kindred Healthcare, Inc.* .....................        420        10,605
     LCA-Vision, Inc. ..............................        589        20,238
     Odyssey Healthcare, Inc.* .....................        993        13,167
     Psychiatric Solutions, Inc.* ..................        180         6,754
     Radiation Therapy Services, Inc.* .............        670        21,118
     Stewart Enterprises, Inc. .....................      1,610        10,063
     Sunrise Senior Living, Inc.* ..................      1,459        44,821
     United Surgical Partners International, Inc.* .      1,498        42,468
                                                                  -----------
                                                                      211,920
                                                                  -----------
    HEALTH CARE SERVICES -- 1.6%
     Amedisys, Inc.* ...............................        762        25,047
     AMN Healthcare Services, Inc.* ................      5,070       139,628
     Apria Healthcare Group, Inc.* .................        620        16,523
     Bio-Reference Laboratories, Inc.* .............      1,660        37,333
     Cerner Corp.* .................................      1,736        78,988
     Chemed Corp. ..................................        723        26,737
     Cross Country Healthcare, Inc.* ...............      1,195        26,075

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS / MULTI-MANAGER SMALL-CAP FUND
----------------------------------------------------------------------
   INVESTMENTS / DECEMBER 31, 2006 (UNAUDITED) -- CONTINUED

--------------------------------------------------------------------------------

                                                                    VALUE
                                                        SHARES     (NOTE 2)
                                                       --------   -----------
    HEALTH CARE SERVICES -- (CONTINUED)
     Cryolife, Inc.* ...............................        576   $     4,406
     Dendrite International, Inc.* .................      1,278        13,687
     Gentiva Health Services, Inc.* ................      1,713        32,650
     Healthways, Inc.* .............................        954        45,515
     Hooper Holmes, Inc.* ..........................      1,644         5,442
     Inventiv Health, Inc.* ........................      2,116        74,801
     Matria Healthcare, Inc* .......................        500        14,365
     Pediatrix Medical Group, Inc.* ................      1,341        65,575
     Per-Se Technologies, Inc.* ....................        944        26,224
     PetMed Express, Inc.* .........................        580         7,743
     RehabCare Group, Inc.* ........................        508         7,544
     Res-Care Inc.* ................................      3,900        70,785
                                                                  -----------
                                                                      719,068
                                                                  -----------
    HEALTH CARE SUPPLIES -- 0.8%
     Arrow International, Inc. .....................        280         9,906
     DJ Orthopedics, Inc.* .........................        645        27,619
     Haemonetics Corp.* ............................        744        33,495
     ICU Medical, Inc.* ............................        410        16,679
     Immucor, Inc.* ................................      1,875        54,806
     Inverness Medical Innovations, Inc.* ..........      1,150        44,505
     Merit Medical Systems, Inc.* ..................        799        12,656
     PolyMedica Corp. ..............................        769        31,075
     The Cooper Companies, Inc. ....................      1,243        55,314
     West Pharmaceutical Services, Inc. ............      1,890        96,825
                                                                  -----------
                                                                      382,880
                                                                  -----------
    HEALTH CARE TECHNOLOGY -- 0.1%
     Allscripts Healthcare Solutions, Inc.* ........      1,354        36,544
                                                                  -----------
    LIFE SCIENCES TOOLS & SERVICES -- 0.0%
     Kendle International, Inc.* ...................        260         8,177
     Pharmanet Development Group, Inc.* ............        475        10,483
                                                                  -----------
                                                                       18,660
                                                                  -----------
    MANAGED HEALTH CARE -- 0.7%
     AMERIGROUP Corp.* .............................      1,819        65,284
     Centene Corp.* ................................      1,550        38,084
     Healthspring, Inc.* ...........................      2,160        43,956
     Magellan Health Services, Inc.* ...............        290        12,534
     Molina Healthcare* ............................        920        29,909
     Sierra Health Services, Inc.* .................      1,557        56,114


                                                                    VALUE
                                                        SHARES     (NOTE 2)
                                                       --------   -----------
    MANAGED HEALTH CARE -- (CONTINUED)
     Wellcare Health Plans, Inc.* ..................      1,500   $   103,350
                                                                  -----------
                                                                      349,231
                                                                  -----------
    PHARMACEUTICALS -- 1.0%
     Adams Respiratory Therapeutics* ...............      1,130        46,115
     Alpharma, Inc. ................................      1,623        39,114
     Bradley Pharmamaceuticals, Inc.* ..............        400         8,232
     K-V Pharmaceutical Company - Class A* .........      2,150        51,127
     Medicis Pharmaceutical Corp. ..................        300        10,539
     MGI Pharma, Inc.* .............................      2,205        40,594
     Noven Pharmaceuticals, Inc.* ..................        686        17,459
     Perrigo Co. ...................................      6,650       115,045
     Sciele Pharmaceutical Co.* ....................      2,772        66,528
     The Medicines Company* ........................      1,040        32,989
     Valeant Pharmaceuticals International .........      2,000        34,480
                                                                  -----------
                                                                      462,222
                                                                  -----------
    TOTAL HEALTH CARE .........................................     3,489,845

  INDUSTRIALS -- 15.9%
    AEROSPACE & DEFENSE -- 1.5%
     AAR Corp.* ....................................      1,008        29,424
     Applied Signal Technology, Inc. ...............        185         2,601
     Armre Holdings, Inc.* .........................        832        45,635
     Ceradyne, Inc.* ...............................      1,882       106,333
     Cubic Corp. ...................................        579        12,564
     Curtiss Wright Corp. ..........................      4,081       151,323
     EDO Corp. .....................................        437        10,374
     Esterline Technologies Corp.* .................        722        29,046
     Gencorp, Inc.* ................................      1,574        22,067
     Insituform Technologies, Inc.* ................        782        20,223
     Kaman Corp. - Class A .........................        581        13,009
     KVH Industries, Inc.* .........................     10,700       113,527
     Moog, Inc. - Class A* .........................      1,158        44,224
     Teledyne Technologies, Inc.* ..................      1,167        46,832
     Triumph Group, Inc. ...........................        776        40,686
                                                                  -----------
                                                                      687,868
                                                                  -----------
    AIR FREIGHT & LOGISTICS -- 0.9%
     Atlas Air Worldwide Holdings Inc.* ............      1,100        48,950
     EGL, Inc.* ....................................        929        27,665
     Forward Air Corp. .............................        890        25,748


    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS / MULTI-MANAGER SMALL-CAP FUND
----------------------------------------------------------------------
   INVESTMENTS / DECEMBER 31, 2006 (UNAUDITED) -- CONTINUED

--------------------------------------------------------------------------------

                                                                    VALUE
                                                        SHARES     (NOTE 2)
                                                       --------   -----------
    AIR FREIGHT & LOGISTICS -- (CONTINUED)
     Hub Group, Inc. - Class A* ....................      5,443   $   149,955
     Pacer International, Inc. .....................      4,920       146,468
                                                                  -----------
                                                                      398,786
                                                                  -----------
    AIRLINES -- 0.5%
     AirTran Holdings, Inc.* .......................      7,000        82,180
     Alaska Air Group, Inc.* .......................      1,380        54,510
     ExpressJet Holdings, Inc.* ....................      1,800        14,580
     Frontier Airlines Holdings, Inc.* .............        886         6,556
     Mesa Air Group, Inc.* .........................        820         7,028
     Republic Airways Holdings, Inc.* ..............        620        10,404
     SkyWest, Inc. .................................      1,761        44,923
                                                                  -----------
                                                                      220,181
                                                                  -----------
    BUILDING PRODUCTS -- 1.2%
     American Woodmark Corp. .......................        300        12,555
     Apogee Enterprises, Inc. ......................        815        15,738
     ElkCorp .......................................        573        23,544
     Goodman Global, Inc.* .........................      4,000        68,800
     Griffon Corp.* ................................        642        16,371
     Jacuzzi Brands, Inc.* .........................     14,200       176,506
     Lennox International, Inc. ....................      5,589       171,079
     NCI Building Systems, Inc.* ...................        569        29,446
     Simpson Manufacturing Company, Inc. ...........      1,254        39,689
     Universal Forest Products, Inc. ...............        466        21,725
                                                                  -----------
                                                                      575,453
                                                                  -----------
    COMMERCIAL PRINTING -- 0.4%
     Bowne & Co., Inc. .............................        783        12,481
     Consolidated Graphics, Inc.* ..................        461        27,231
     Deluxe Corp. ..................................      2,130        53,676
     Ennis, Inc. ...................................        410        10,029
     Harland Co. ...................................      1,108        55,622
     Standard Register Co. .........................      1,495        17,940
                                                                  -----------
                                                                      176,979
                                                                  -----------
    CONSTRUCTION & ENGINEERING -- 1.1%
     Comfort Systems USA, Inc. .....................      6,600        83,424
     EMCOR Group, Inc.* ............................      1,050        59,693
     Granite Construction, Inc. ....................        260        13,083
     Infrasource Services, Inc.* ...................      2,530        55,078
     The Shaw Group, Inc.* .........................      2,220        74,370
     URS Corp.* ....................................      4,126       176,799


                                                                    VALUE
                                                        SHARES     (NOTE 2)
                                                       --------   -----------
    CONSTRUCTION & ENGINEERING -- (CONTINUED)
     Westinghouse Air Brake Co. ....................      1,480   $    44,962
                                                                  -----------
                                                                      507,409
                                                                  -----------
    CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS -- 0.6%
     A.S.V., Inc.* .................................        589         9,583
     Astec Industries, Inc.* .......................        485        17,023
     Cascade Corp. .................................      1,000        52,900
     Federal Signal Corp. ..........................        730        11,709
     Lindsay Manufacturing Co. .....................        342        11,166
     The Manitowoc Co., Inc. .......................      1,693       100,615
     The Toro Co. ..................................      1,179        54,977
     Wabash National Corp. .........................        906        13,681
                                                                  -----------
                                                                      271,654
                                                                  -----------
    DIVERSIFIED COMMERCIAL & PROFESSIONAL SERVICES -- 1.0%
     Amrep Corp. ...................................        120        14,700
     Angelica Corp. ................................        236         6,089
     Coinstar, Inc.* ...............................        803        24,548
     Corrections Corp. of America* .................      1,100        49,753
     First Consulting Group, Inc.* .................      1,150        15,824
     FTI Consulting, Inc.* .........................        330         9,204
     G & K Services, Inc. - Class A ................        607        23,606
     Healthcare Services Group, Inc. ...............        785        22,734
     Mobile Mini, Inc.* ............................        975        26,266
     PHH Corp.* ....................................        580        16,745
     School Specialty, Inc.* .......................      2,895       108,533
     Spherion Corp.* ...............................      1,319         9,800
     Tetra Tech, Inc.* .............................      1,625        29,396
     The Geo Group, Inc.* ..........................        675        25,326
     United Stationers, Inc.* ......................      1,243        58,036
     Viad Corp. ....................................        632        25,659
                                                                  -----------
                                                                      466,219
                                                                  -----------
    ELECTRICAL COMPONENTS & EQUIPMENT -- 1.9%
     Acuity Brands, Inc. ...........................      2,672       139,051
     Baldor Electric Co. ...........................      1,080        36,094
     Belden CDT, Inc. ..............................      2,496        97,569
     C & D Technologies, Inc. ......................        556         2,635
     Franklin Electric Co., Inc. ...................        180         9,250
     General Cable Corp.* ..........................      1,600        69,936
     Magnetek, Inc.* ...............................        352         1,989
     Regal-Beloit Corp. ............................      4,620       242,596
     Smith Corp. ...................................        841        31,588
     The Genlyte Group, Inc.* ......................      2,370       185,121


    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS / MULTI-MANAGER SMALL-CAP FUND
----------------------------------------------------------------------
   INVESTMENTS / DECEMBER 31, 2006 (UNAUDITED) -- CONTINUED

--------------------------------------------------------------------------------

                                                                    VALUE
                                                        SHARES     (NOTE 2)
                                                       --------   -----------
    ELECTRICAL COMPONENTS & EQUIPMENT -- (CONTINUED)
     Vicor Corp. ...................................        723   $     8,032
     Woodward Governor Co. .........................      1,154        45,825
                                                                  -----------
                                                                      869,686
                                                                  -----------
    ENVIRONMENTAL & FACILITIES SERVICES -- 0.3%
     ABM Industries, Inc. ..........................      1,621        36,813
     Central Parking Corp. .........................        526         9,468
     Clean Harbors, Inc.* ..........................        300        14,523
     Waste Connections, Inc.* ......................      1,461        60,704
                                                                  -----------
                                                                      121,508
                                                                  -----------
    HUMAN RESOURCE & EMPLOYMENT SERVICES -- 0.9%
     Administaff, Inc. .............................      1,867        79,852
     CDI Corp. .....................................        857        21,339
     Comsys IT Partners,Inc.* ......................      1,910        38,601
     Heidrick & Struggles International, Inc.* .....        526        22,281
     Kelly Services, Inc. - Class A ................        250         7,235
     Labor Ready, Inc.* ............................      7,668       140,555
     On Assignment, Inc.* ..........................      1,075        12,631
     Volt Information Sciences, Inc.* ..............        220        11,046
     Watson Wyatt Worldwide, Inc. ..................      1,410        63,662
                                                                  -----------
                                                                      397,202
                                                                  -----------
    INDUSTRIAL CONGLOMERATES -- 0.1%
     Standex International Corp. ...................        548        16,511
     Tredegar Industries Corp. .....................        839        18,970
                                                                  -----------
                                                                       35,481
                                                                  -----------
    INDUSTRIAL MACHINERY -- 2.4%
     Acco Brands Corp.* ............................      1,560        41,293
     Actuant Corp. - Class A .......................        160         7,624
     Albany International Corp. ....................      1,125        37,024
     Barnes Group, Inc. ............................      1,548        33,669
     Briggs & Stratton Corp. .......................      2,089        56,299
     Circor International, Inc. ....................      2,000        73,580
     Clarcor, Inc. .................................      1,772        59,911
     Columbus McKinnon Corp.* ......................      3,500        73,570
     EnPro Industries, Inc.* .......................      2,184        72,531
     Gardner Denver, Inc.* .........................      5,278       196,922
     IDEX Corp. ....................................      1,476        69,977
     Kaydon Corp. ..................................      1,796        71,373
     Kennametal, Inc. ..............................      1,600        94,160
     Lydall, Inc.* .................................        439         4,746
     Middleby Corp.* ...............................         90         9,420


                                                                    VALUE
                                                        SHARES     (NOTE 2)
                                                       --------   -----------
    INDUSTRIAL MACHINERY -- (CONTINUED)
     Mueller Industries, Inc. ......................      3,439   $   109,016
     Nordson Corp. .................................        330        16,444
     Robbins & Myers, Inc. .........................        464        21,307
     Valmont Industries, Inc. ......................        681        37,789
     Watts Water Technologies, Inc. - Class A ......      1,085        44,604
                                                                  -----------
                                                                    1,131,259
                                                                  -----------
    MARINE -- 0.1%
     American Commercial Lines, Inc.* ..............        340        22,273
     Kirby Corp.* ..................................      1,457        49,728
                                                                  -----------
                                                                       72,001
                                                                  -----------
    OFFICE SERVICES & SUPPLIES -- 1.6%
     Brady Corp. - Class A .........................      1,859        69,303
     Herman Miller, Inc. ...........................      3,300       119,988
     ICT Group, Inc.* ..............................        640        20,218
     IKON Office Solutions, Inc. ...................        880        14,406
     Knoll, Inc. ...................................     14,200       312,400
     Mine Safety Appliances Co. ....................        270         9,895
     Steelcase, Inc. ...............................     10,300       187,048
                                                                  -----------
                                                                      733,258
                                                                  -----------
    RAILROADS -- 0.2%
     Florida East Coast Industries, Inc. ...........        140         8,344
     Genesee & Wyoming, Inc.* ......................        270         7,085
     Kansas City Southern Industries, Inc.* ........      2,081        60,307
                                                                  -----------
                                                                       75,736
                                                                  -----------
    TRADING COMPANIES & DISTRIBUTORS -- 0.5%
     Applied Industrial Technologies, Inc. .........      1,381        36,321
     Electro Rent Corp.* ...........................        610        10,187
     Houston Wire & Cable Co.* .....................      1,590        33,231
     Interline Brands, Inc.* .......................      1,240        27,863
     Keystone Automotive Industries, Inc.* .........        389        13,222
     Lawson Products, Inc. .........................        100         4,589
     MSC Industrial Direct Co., Inc. - Class A .....      1,150        45,023
     UAP Holding Corp. .............................        530        13,345
     Watsco, Inc. ..................................        886        41,784
                                                                  -----------
                                                                      225,565
                                                                  -----------

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS / MULTI-MANAGER SMALL-CAP FUND
----------------------------------------------------------------------
   INVESTMENTS / DECEMBER 31, 2006 (UNAUDITED) -- CONTINUED

--------------------------------------------------------------------------------

                                                                    VALUE
                                                        SHARES     (NOTE 2)
                                                       --------   -----------
    TRUCKING -- 0.7%
     Amerco, Inc.* .................................         80   $     6,961
     Arkansas Best Corp. ...........................        962        34,632
     Celadon Group, Inc.* ..........................      1,192        19,966
     Heartland Express, Inc. .......................      2,271        34,111
     Knight Transportation, Inc. ...................      1,626        27,723
     Landstar System, Inc. .........................      1,631        62,272
     Old Dominion Freight Line, Inc.* ..............        803        19,328
     Werner Enterprises, Inc. ......................        490         8,565
     YRC Worldwide, Inc.* ..........................      2,600        98,098
                                                                  -----------
                                                                      311,656
                                                                  -----------
    TOTAL INDUSTRIALS .........................................     7,277,901
                                                                  -----------
  INFORMATION TECHNOLOGY -- 15.0%
    APPLICATION SOFTWARE -- 1.7%
     Altiris, Inc.* ................................      3,705        94,033
     ANSYS, Inc.* ..................................      1,058        46,012
     Captaris, Inc.* ...............................        879         6,830
     Catapult Communications Corp.* ................        319         2,865
     EPIQ Systems, Inc.* ...........................        460         7,806
     eSpeed, Inc.* .................................      1,690        14,754
     FactSet Research Systems, Inc. ................      1,042        58,852
     Hyperion Solutions Corp.* .....................      4,059       145,880
     Interactive Intelligence, Inc.* ...............      1,660        37,217
     Jack Henry & Associates, Inc. .................        730        15,622
     JDA Software Group, Inc.* .....................        847        11,663
     Kronos, Inc.* .................................      2,764       101,549
     Manhattan Associates, Inc.* ...................      1,135        34,141
     MapInfo Corp.* ................................        558         7,282
     MicroStrategy, Inc. - Class A* ................        700        79,807
     Nuance Communications, Inc.* ..................      2,020        23,149
     Open Solutions, Inc.* .........................        583        21,944
     Parametric Technology Corp.* ..................      1,800        32,436
     Quest Software, Inc.* .........................        700        10,255
     Sonic Solutions* ..............................        575         9,373
     SPSS, Inc.* ...................................        514        15,456
     Transaction Systems Architects, Inc.* .........        600        19,542
                                                                  -----------
                                                                      796,468
                                                                  -----------
    COMMUNICATIONS EQUIPMENT -- 2.5%
     Adtran, Inc. ..................................        810        18,387
     Andrew Corp.* .................................        730         7,468
     Applied Innovation, Inc.* .....................      9,900        31,779
     Arris Group, Inc.* ............................      1,840        23,018


                                                                    VALUE
                                                        SHARES     (NOTE 2)
                                                       --------   -----------
    COMMUNICATIONS EQUIPMENT -- (CONTINUED)
     Avocent Corp.* ................................      1,910   $    64,653
     Bel Fuse, Inc. - Class B ......................        278         9,672
     Black Box Corp. ...............................        694        29,141
     Blue Coat Systems, Inc.* ......................        473        11,328
     C-COR.net Corp.* ..............................      1,184        13,190
     CommScope, Inc.* ..............................      2,520        76,810
     Comtech Telecommunications Corp.* .............        584        22,233
     Digi International, Inc.* .....................        538         7,419
     Ditech Networks, Inc.* ........................        785         5,432
     Foundry Networks, Inc.* .......................      7,310       109,504
     Harmonic, Inc.* ...............................      2,172        15,790
     Inter-Tel, Inc. ...............................        566        12,543
     Interdigital Communications Corp.* ............      3,420       114,741
     NETGEAR, Inc.* ................................      7,523       197,479
     Network Equipment Technologies, Inc.* .........        347         2,019
     PC-Tel, Inc.* .................................        573         5,358
     Plantronics, Inc. .............................        450         9,540
     Polycom, Inc.* ................................      7,290       225,334
     Sycamore Networks, Inc.* ......................      9,500        35,720
     Symmetricom, Inc.* ............................        988         8,813
     Tekelec* ......................................      5,700        84,531
     Tollgrade Communications, Inc.* ...............        401         4,239
     UTStarcom, Inc.* ..............................        790         6,912
     Viasat, Inc.* .................................        585        17,439
                                                                  -----------
                                                                    1,170,492
                                                                  -----------
    COMPUTER HARDWARE -- 0.2%
     Avid Technology, Inc.* ........................      1,168        43,520
     Cray, Inc.* ...................................      3,500        41,580
                                                                  -----------
                                                                       85,100
                                                                  -----------
    COMPUTER STORAGE & PERIPHERALS -- 0.8%
     Adaptec, Inc.* ................................      3,311        15,429
     Electronics for Imaging, Inc.* ................      4,500       119,610
     Emulex Corp.* .................................        820        15,998
     Epicor Software Corp.* ........................      1,569        21,197
     Hutchinson Technology, Inc.* ..................        744        17,536
     Imation Corp. .................................        280        13,001
     Intermec, Inc.* ...............................      2,300        55,821
     Komag, Inc.* ..................................        850        32,198
     Novatel Wireless, Inc.* .......................        675         6,527


    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS / MULTI-MANAGER SMALL-CAP FUND
----------------------------------------------------------------------
   INVESTMENTS / DECEMBER 31, 2006 (UNAUDITED) -- CONTINUED

--------------------------------------------------------------------------------

                                                                    VALUE
                                                        SHARES     (NOTE 2)
                                                       --------   -----------
    COMPUTER STORAGE & PERIPHERALS -- (CONTINUED)
     RealNetworks, Inc.* ...........................      3,010   $    32,930
     Synaptics, Inc.* ..............................        607        18,022
                                                                  -----------
                                                                      348,269
                                                                  -----------
    DATA PROCESSING & OUTSOURCED SERVICES -- 0.6%
     Carreker Corp.* ...............................        680         5,195
     CSG Systems International, Inc.* ..............        500        13,365
     eFunds Corp.* .................................      1,676        46,090
     Gevity HR, Inc. ...............................        753        17,838
     Global Payments, Inc. .........................      1,849        85,609
     Infocrossing, Inc.* ...........................        790        12,877
     StarTek, Inc. .................................        245         3,317
     Syntel, Inc. ..................................        500        13,400
     TALX Corp. ....................................        922        25,309
     The BISYS Group, Inc.* ........................      1,390        17,945
     Wright Express Corp.* .........................        810        25,248
                                                                  -----------
                                                                      266,193
                                                                  -----------
    ELECTRICAL COMPONENTS & EQUIPMENT -- 0.1%
     Power-One, Inc.* ..............................      5,540        40,331
                                                                  -----------
    ELECTRONIC EQUIPMENT MANUFACTURERS -- 1.8%
     Aeroflex, Inc.* ...............................      3,440        40,317
     Checkpoint Systems, Inc.* .....................      1,120        22,624
     Cogent, Inc.* .................................        720         7,927
     Cognex Corp. ..................................      1,689        40,232
     Coherent, Inc.* ...............................        876        27,655
     CPI International, Inc.* ......................      5,500        82,500
     Daktronics, Inc. ..............................        828        30,512
     Electro Scientific Industries, Inc.* ..........      5,337       107,487
     FLIR Systems, Inc.* ...........................      2,221        70,695
     Gerber Scientific, Inc.* ......................        540         6,782
     Itron, Inc.* ..................................        701        36,340
     Keithley Instruments, Inc. ....................        272         3,577
     Littelfuse, Inc.* .............................        617        19,670
     LoJack Corp.* .................................        440         7,515
     MTS Systems Corp. .............................        705        27,227
     Paxar Corp.* ..................................      1,057        24,374
     Photon Dynamics, Inc.* ........................      8,307        97,109
     Planar Systems, Inc.* .........................        418         4,042
     Rofin-Sinar Technologies, Inc.* ...............      1,300        78,598
     Rogers Corp.* .................................        482        28,510
     Technitrol, Inc. ..............................      2,356        56,285
     X-Rite, Inc. ..................................        945        11,624
                                                                  -----------
                                                                      831,602
                                                                  -----------


                                                                    VALUE
                                                        SHARES     (NOTE 2)
                                                       --------   -----------
    ELECTRONIC MANUFACTURING SERVICES -- 0.6%
     Benchmark Electronics, Inc.* ..................      4,972   $   121,118
     CTS Corp. .....................................      2,216        34,791
     Mercury Computer Systems, Inc.* ...............        463         6,186
     Methode Electronics, Inc. - Class A ...........      1,547        16,754
     Park Electrochemical Corp. ....................        483        12,389
     Plexus Corp.* .................................        720        17,194
     Radisys Corp.* ................................        617        10,285
     Trimble Navigation, Ltd.* .....................      1,511        76,653
                                                                  -----------
                                                                      295,370
                                                                  -----------
    HOME ENTERTAINMENT SOFTWARE -- 0.3%
     Napster, Inc.* ................................        981         3,561
     Renaissance Learning, Inc. ....................        600        10,638
     Take-Two Interactive Software, Inc.* ..........      2,535        45,022
     THQ, Inc.* ....................................      1,781        57,918
                                                                  -----------
                                                                      117,139
                                                                  -----------
    INTERNET SOFTWARE & SERVICES -- 1.1%
     Bankrate, Inc.* ...............................        360        13,662
     Digital Insight Corp.* ........................        982        37,797
     Digitas, Inc.* ................................      2,478        33,230
     Earthlink, Inc.* ..............................      1,240         8,804
     Infospace, Inc.* ..............................        798        16,367
     j2 Global Communications, Inc.* ...............      5,119       139,493
     Miva, Inc.* ...................................        655         2,221
     SonicWALL, Inc.* ..............................     11,800        99,356
     United Online, Inc. ...........................      2,783        36,958
     Webex Communications, Inc.* ...................      1,179        41,135
     Websense, Inc.* ...............................      4,276        97,621
                                                                  -----------
                                                                      526,644
                                                                  -----------
    IT CONSULTING & OTHER SERVICES -- 0.4%
     CACI International, Inc. - Class A* ...........      1,055        59,607
     CIBER, Inc.* ..................................      1,361         9,228
     Gartner, Inc. - Class A* ......................        530        10,489
     Keane, Inc.* ..................................      1,100        13,101
     Mantech International Corp. - Class A* ........        578        21,288
     MAXIMUS, Inc. .................................        871        26,809
     Modis Professional Services, Inc.* ............        750        10,635
     Perot Systems Corp.* ..........................      1,350        22,126


    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS / MULTI-MANAGER SMALL-CAP FUND
----------------------------------------------------------------------
   INVESTMENTS / DECEMBER 31, 2006 (UNAUDITED) -- CONTINUED

--------------------------------------------------------------------------------

                                                                    VALUE
                                                        SHARES     (NOTE 2)
                                                       --------   -----------
     IT CONSULTING & OTHER SERVICES -- (CONTINUED)
     Sykes Enterprises, Inc.* ......................        833   $    14,694
                                                                  -----------
                                                                      187,977
                                                                  -----------
    SEMICONDUCTOR EQUIPMENT -- 1.8%
     Advanced Energy Industries, Inc.* .............      1,933        36,476
     ATMI, Inc.* ...................................      1,059        32,331
     Axcelis Technologies, Inc.* ...................      2,904        16,930
     Brooks Automation, Inc.* ......................      2,111        30,398
     Cabot Microelectronics Corp.* .................      4,673       158,602
     Cohu, Inc. ....................................        672        13,547
     Cymer, Inc.* ..................................      2,199        96,646
     Eagle Test Systems, Inc.* .....................      1,850        26,973
     FEI Co.* ......................................        724        19,092
     Intevac, Inc.* ................................        582        15,103
     Kulicke & Soffa Industries, Inc.* .............      1,674        14,062
     MKS Instruments, Inc.* ........................      2,160        48,773
     Photronics, Inc.* .............................      4,893        79,952
     Rudolph Technologies, Inc.* ...................        573         9,122
     Ultratech, Inc.* ..............................        519         6,477
     Varian Semiconductor Equipment
       Associates, Inc.* ...........................      4,223       192,231
     Veeco Instruments, Inc.* ......................        779        14,591
                                                                  -----------
                                                                      811,306
                                                                  -----------
    SEMICONDUCTORS -- 1.6%
     Actel Corp.** .................................        627        11,386
     AMIS Holdings, Inc.* ..........................      1,530        16,172
     ANADIGICS, Inc.* ..............................     12,100       107,206
     Diodes, Inc.* .................................        547        19,408
     DSP Group, Inc.* ..............................      8,664       188,009
     Exar Corp.* ...................................        911        11,843
     Form Factor, Inc.* ............................      1,903        70,887
     Kopin Corp.* ..................................      1,526         5,448
     Lattice Semiconductor Corp.* ..................      3,290        21,319
     Microsemi Corp.* ..............................      1,953        38,376
     Omnivision Technologies, Inc.* ................        590         8,054
     Pericom Semiconductor Corp.* ..................        690         7,914
     Semtech Corp.* ................................        580         7,581
     Silicon Image, Inc.* ..........................      3,860        49,099
     Skyworks Solutions, Inc.* .....................      4,578        32,412
     Standard Microsystems Corp.* ..................        635        17,767
     Supertex, Inc.* ...............................        382        14,994
     Trident Microsystems, Inc.* ...................      4,000        72,720
     TriQuint Semiconductor, Inc.* .................      3,180        14,310
                                                                  -----------
                                                                      714,905
                                                                  -----------


                                                                    VALUE
                                                        SHARES     (NOTE 2)
                                                       --------   -----------
    SYSTEMS SOFTWARE -- 1.2%
     Macrovision Corp.* ............................        280   $     7,913
     MICROS Systems, Inc.* .........................      1,255        66,138
     Phoenix Technologies, Ltd.* ...................        395         1,778
     Progress Software Co.* ........................      5,236       146,241
     Quality Systems, Inc. .........................        477        17,778
     Radiant Systems, Inc.* ........................        712         7,433
     Secure Computing Corp.* .......................      4,298        28,195
     Sybase, Inc.* .................................     10,970       270,959
                                                                  -----------
                                                                      546,435
                                                                  -----------
    TECHNOLOGY DISTRIBUTORS -- 0.3%
     Agilysys, Inc. ................................        887        14,848
     Anixter International, Inc.* ..................      1,257        68,255
     Bell Microproducts, Inc.* .....................        464         3,271
     Brightpoint, Inc.* ............................      1,432        19,261
     Global Imaging Systems, Inc.* .................      1,454        31,915
     ScanSource, Inc.* .............................        710        21,584
                                                                  -----------
                                                                      159,134
                                                                  -----------
    TOTAL INFORMATION TECHNOLOGY ..............................     6,897,365
                                                                  -----------
  MATERIALS -- 5.0%
    ALUMINUM -- 0.1%
     Century Aluminum Co.* .........................        928        41,435
                                                                  -----------
    COMMODITY CHEMICALS -- 0.2%
     Georgia Gulf Corp. ............................      2,956        57,080
     Kronos Worldwide, Inc. ........................        480        15,629
     NL Industries, Inc. ...........................      1,810        18,715
     Pioneer Cos., Inc.* ...........................        260         7,452
     Spartech Corp. ................................        390        10,226
     Wellman, Inc. .................................        695         2,217
                                                                  -----------
                                                                      111,319
                                                                  -----------
    CONSTRUCTION MATERIALS -- 0.2%
     Headwaters, Inc.* .............................      1,569        37,593
     Texas Industries, Inc. ........................        852        54,724
                                                                  -----------
                                                                       92,317
                                                                  -----------
    DIVERSIFIED CHEMICALS -- 0.2%
     Hercules, Inc.* ...............................      2,990        57,737
     Olin Corp. ....................................      1,080        17,842
     Penford Corp. .................................        211         3,650
                                                                  -----------
                                                                       79,229
                                                                  -----------

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS / MULTI-MANAGER SMALL-CAP FUND
----------------------------------------------------------------------
   INVESTMENTS / DECEMBER 31, 2006 (UNAUDITED) -- CONTINUED

--------------------------------------------------------------------------------

                                                                    VALUE
                                                        SHARES     (NOTE 2)
                                                       --------   -----------
    DIVERSIFIED METALS & MINING -- 0.2%
     Amcol International Corp. .....................        640   $    17,754
     Brush Engineered Materials, Inc.* .............        467        15,770
     Compass Minerals International, Inc. ..........        370        11,677
     RTI International Metals, Inc.* ...............        630        49,279
                                                                  -----------
                                                                       94,480
                                                                  -----------
    FERTILIZERS & AGRICULTURAL CHEMICALS -- 0.0%
     Terra Industries, Inc.* .......................        980        11,741
                                                                  -----------
    FOREST PRODUCTS -- 0.0%
     Deltic Timber Corp. ...........................        356        19,858
                                                                  -----------
    METAL & GLASS CONTAINERS -- 0.2%
     AptarGroup, Inc. ..............................      1,172        69,195
     Greif Brothers Corp. - Class A ................        160        18,944
     Myers Industries, Inc. ........................        750        11,745
     Silgan Holdings, Inc. .........................        260        11,419
                                                                  -----------
                                                                      111,303
                                                                  -----------
    PAPER PACKAGING -- 0.1%
     Caraustar Industries, Inc.* ...................        692         5,598
     Chesapeake Corp. ..............................        425         7,234
     Rock Tenn Co. - Class A .......................      1,268        34,375
                                                                  -----------
                                                                       47,207
                                                                  -----------
    PAPER PRODUCTS -- 0.7%
     Buckeye Technologies, Inc.* ...................        813         9,740
     Glatfelter ....................................      8,630       133,765
     Neenah Paper, Inc. ............................        430        15,187
     Pope & Talbot, Inc.* ..........................        407         2,226
     Schweitzer-Mauduit International, Inc. ........        655        17,063
     Wausau Paper Corp. ............................      8,225       123,293
                                                                  -----------
                                                                      301,274
                                                                  -----------
    SPECIALTY CHEMICALS -- 1.8%
     Albemarle Corp. ...............................      2,700       193,860
     Arch Chemicals, Inc. ..........................      1,135        37,807
     Ferro Corp. ...................................        660        13,655
     Fuller Co. ....................................      7,596       196,129
     MacDermid, Inc. ...............................      1,860        63,426
     Material Sciences Corp.* ......................        229         2,963
     Minerals Technologies, Inc. ...................        140         8,231
     NewMarket Corp. ...............................        150         8,858


                                                                    VALUE
                                                        SHARES     (NOTE 2)
                                                       --------   -----------
    SPECIALTY CHEMICALS -- (CONTINUED)
     Octel Corp. ...................................        200   $     9,310
     OM Group, Inc.* ...............................      2,219       100,476
     Omnova Solutions, Inc.* .......................      1,067         4,887
     PolyOne Corp.* ................................      2,656        19,920
     Quaker Chemical Corp. .........................        303         6,687
     Schulman, Inc. ................................      4,621       102,817
     Sensient Technologies Corp. ...................        720        17,712
     Tronox, Inc. - Class B ........................      1,208        19,074
     W.R. Grace & Co.* .............................        600        11,880
                                                                  -----------
                                                                      817,692
                                                                  -----------
    STEEL -- 1.3%
     AK Steel Holding Corp.* .......................      3,610        61,009
     Carpenter Technology Corp. ....................        700        71,764
     Castle & Co. ..................................        410        10,434
     Chaparral Steel Co. ...........................      3,314       146,711
     Cleveland-Cliffs, Inc. ........................      1,472        71,304
     Metal Management, Inc.* .......................        270        10,220
     Quanex Corp. ..................................      4,541       157,073
     Ryerson Tull, Inc.* ...........................        744        18,667
     Schnitzer Steel Industries, Inc. - Class A ....        270        10,719
     Steel Technologies, Inc. ......................        283         4,967
     Worthington Industries, Inc. ..................      1,420        25,162
                                                                  -----------
                                                                      588,030
                                                                  -----------
    TOTAL MATERIALS ...........................................     2,315,885
                                                                  -----------
  TELECOMMUNICATION SERVICES -- 0.7%
    INTEGRATED TELECOMMUNICATION SERVICES -- 0.4%
     Alaska Communications Systems Group, Inc. .....        490         7,443
     Atlantic Tele-Network, Inc.* ..................        250         7,325
     Commonwealth Telephone Enterprises, Inc. ......        545        22,814
     CT Communications, Inc. .......................        490        11,231
     Fairpoint Communications, Inc. ................        510         9,665
     General Communication, Inc. - Class A* 1,266 ..     19,914
     Golden Telecom, Inc. ..........................        310        14,520
     Iowa Telecommunications Services, Inc. 640 ....     12,614
     Neoware, Inc.* ................................        461         6,090
     North Pittsburgh Systems, Inc. ................        380         9,173
     PARAXEL International Corp.* ..................      2,352        68,137
                                                                  -----------
                                                                      188,926
                                                                  -----------


    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS / MULTI-MANAGER SMALL-CAP FUND
----------------------------------------------------------------------
   INVESTMENTS / DECEMBER 31, 2006 (UNAUDITED) -- CONTINUED

--------------------------------------------------------------------------------

                                                                    VALUE
                                                        SHARES     (NOTE 2)
                                                       --------   -----------
    WIRELESS TELECOMMUNICATION SERVICES -- 0.3%
     Centennial Communications, Inc.* ..............      5,630   $    40,480
     Dobson Communications Corp.* ..................      6,410        55,831
     USA Mobility, Inc. ............................      1,400        31,318
                                                                  -----------
                                                                      127,629
                                                                  -----------
    TOTAL TELECOMMUNICATION SERVICES ..........................       316,555
                                                                  -----------
  UTILITIES -- 3.6%
    ELECTRIC & GAS UTILITIES -- 0.0%
     The Empire District Electric Co. ..............        640        15,802
                                                                  -----------
    ELECTRIC UTILITIES -- 1.5%
     ALLETE, Inc. ..................................      1,287        59,897
     Central Vermont Public Service Corp. ..........        314         7,395
     Cleco Corp. ...................................      2,332        58,836
     El Paso Electric Co.* .........................      1,367        33,314
     Green Mountain Power Corp. ....................        144         4,880
     Hawaiian Electric Industries, Inc. ............      3,000        81,450
     Idacorp, Inc. .................................      1,420        54,883
     MGE Energy, Inc. ..............................      7,460       272,887
     Otter Tail Power Co. ..........................        450        14,022
     UIL Holdings Corp. ............................      1,016        42,865
     Unisource Energy Corp. ........................      1,339        48,913
     Westar Energy, Inc. ...........................      1,130        29,335
                                                                  -----------
                                                                      708,677
                                                                  -----------
    GAS UTILITIES -- 1.6%
     Atmos Energy Corp. ............................      2,468        78,754
     Cascade Natural Gas Corp. .....................        311         8,061
     Energen Corp. .................................      2,032        95,382
     New Jersey Resources Corp. ....................      1,125        54,653
     Nicor, Inc. ...................................        620        29,016
     Northwest Natural Gas Co. .....................      1,169        49,612
     Piedmont Natural Gas Co. ......................      2,872        76,826
     South Jersey Industries, Inc. .................      1,268        42,364
     Southern Union Co. ............................      3,045        85,106
     Southwest Gas Corp. ...........................      1,468        56,327
     The Laclede Group, Inc. .......................      1,069        37,447
     UGI Corp. .....................................      2,912        79,439


                                                                    VALUE
                                                        SHARES     (NOTE 2)
                                                       --------  ------------
    GAS UTILITIES -- (CONTINUED)
     WGL Holdings, Inc. ............................        710   $    23,132
                                                                  -----------
                                                                      716,119
                                                                  -----------
    INDEPENDENT POWER PRODUCERS & ENERGY TRADERS -- 0.2%
     Black Hills Corp. .............................      2,380        87,917
                                                                  -----------
    MULTI-UTILITIES -- 0.2%
     Avista Corp. ..................................      1,880        47,583
     CH Energy Group, Inc. .........................        586        30,941
     PNM Resources, Inc. ...........................        600        18,660
                                                                  -----------
                                                                       97,184
                                                                  -----------
    WATER UTILITIES -- 0.1%
     American States Water Co. .....................        722        27,884
     California Water Service Group ................        280        11,312
                                                                  -----------
                                                                       39,196
                                                                  -----------
    TOTAL UTILITIES ...........................................     1,664,895
                                                                  -----------
    TOTAL COMMON STOCK
     (COST $35,073,887) .......................................    43,456,230
                                                                  -----------

EXCHANGE-TRADED FUNDS -- 5.1%
     iShares S&P SmallCap 600
      Value Index Fund
      (Cost $2,100,503) ............................     31,215     2,351,738
                                                                  -----------
SHORT-TERM INVESTMENTS -- 0.3%
     BlackRock Liquidity Funds
      TempCash Portfolio -
      Institutional Series .........................     67,517        67,517
     BlackRock Liquidity Funds
      TempFund Portfolio -
      Institutional Series .........................     67,515        67,515
                                                                  -----------
    TOTAL SHORT-TERM INVESTMENTS
     (COST $135,032) ..........................................       135,032
                                                                  -----------
    TOTAL INVESTMENTS -- 100.0%
     (COST $37,309,422)+ ......................................   $45,943,000
                                                                  ===========


---------------
*    Non-income producing security.
+ The cost for Federal income tax purposes is $37,508,599. At December 31, 2006, net unrealized appreciation was $8,434,401. This consisted of aggregate gross unrealized appreciation for all securities for which there was an excess of market value over tax cost of $9,270,033, and aggregate gross unrealized depreciation for all securities for which there was an excess of tax cost over market value of $835,632.


    The accompanying notes are an integral part of the financial statements.

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--------------------------------------------------------------------------
   INVESTMENTS / DECEMBER 31, 2006 (UNAUDITED)

   (Showing Percentage of Total Investments)
--------------------------------------------------------------------------------


                                                                    VALUE
                                                       SHARES      (NOTE 2)
                                                      ---------  ------------
COMMON STOCK -- 93.4%
  AUSTRALIA -- 4.7%
     Amcor Ltd. ....................................      6,739  $     38,566
     AMP, Ltd. .....................................    142,843     1,138,802
     Ansell Ltd. ...................................     46,018       408,647
     APN News & Media Ltd. .........................      8,114        38,749
     Australia & New Zealand Banking Group, Ltd. ...    107,867     2,401,926
     Australian Stock Exchange, Ltd. ...............      2,521        75,916
     Axa Asia Pacific Holdings Ltd. ................      5,677        32,667
     Babcock & Brown Ltd. ..........................     21,600       422,837
     BHP Billiton, Ltd. ............................     77,307     1,543,858
     Brambles Industries Ltd. ......................     21,593       218,679
     Centro Properties Group .......................      4,811        34,558
     Coles Myer Ltd. ...............................     81,549       901,186
     Commonwealth Bank of Australia ................     99,831     3,899,088
     Computershare Ltd. ............................     15,371       107,984
     CSL, Ltd. .....................................     12,688       654,696
     Foster's Group Ltd. ...........................     33,562       183,325
     Harvey Norman Holdings, Ltd. ..................     16,969        50,899
     Healthscope Ltd. ..............................     94,700       402,909
     ING Industrial Fund ...........................    161,472       302,074
     Investa Property Group ........................    243,498       482,433
     John Fairfax Holdings Ltd. ....................     50,673       193,193
     Leighton Holdings, Ltd. .......................     87,909     1,403,080
     Lend Lease Corp. Ltd. .........................     41,737       607,505
     Macquarie Airports ............................    577,901     1,642,192
     Minara Resources Ltd. .........................      7,323        33,815
     Mirvac Group ..................................    338,240     1,492,467
     National Australia Bank Ltd. ..................     31,747     1,012,400
     Newcrest Mining, Ltd. .........................    113,830     2,367,584
     News Corp. - Class B ..........................     66,422     1,478,554
     Oil Search, Ltd. ..............................    124,500       329,217
     Orica Ltd. ....................................     19,220       368,661
     Oxiana Resources Nl ...........................    672,405     1,682,512
     Pacific Brands, Ltd. ..........................    153,100       315,416
     Publishing & Broadcasting Ltd. ................     12,824       216,117
     Qantas Airways, Ltd. ..........................     85,862       353,785
     QBE Insurance Group, Ltd. .....................    143,137     3,259,610
     Record Investments ............................     68,100       691,283
     Rio Tinto, Ltd. ...............................    125,526     7,361,909
     Santos, Ltd. ..................................    175,680     1,368,697
     Symbion Health Ltd. ...........................    300,084       900,108
     Telstra Corp., Ltd. ...........................    178,463       583,199
     United Group Ltd. .............................     24,400       268,678
     Woolworths, Ltd. ..............................      7,016       132,360


                                                                    VALUE
                                                       SHARES      (NOTE 2)
                                                      ---------  ------------
  AUSTRALIA -- (CONTINUED)
     Zinifex Ltd. ..................................    280,082  $  4,154,129
                                                                 ------------
    TOTAL AUSTRALIA ...........................................    45,556,270
                                                                 ------------
  AUSTRIA -- 1.5%
     Andritz AG ....................................      1,630       353,520
     Boehler-Uddeholm AG ...........................     11,300       792,067
     Erste Bank der oesterreichischen Sparkassen AG      26,912     2,064,005
     Flughafen Wien AG .............................      3,433       337,159
     Immoeast AG* ..................................     11,233       157,919
     Immofinanz Immobilien Anlagen AG* .............     91,482     1,304,212
     OMV AG ........................................     20,382     1,156,653
     Raiffeisen International Bank-Holding AG ......     12,666     1,931,291
     Telekom Austria AG ............................     36,073       966,645
     Voestalpine AG ................................     53,632     3,027,973
     Wiener Staedtische Allgemeine Verischerung AG .     12,674       890,049
     Wienerberger AG ...............................     21,059     1,250,947
                                                                 ------------
    TOTAL AUSTRIA .............................................    14,232,440
                                                                 ------------
  BELGIUM -- 1.4%
     Almancora Comm. VA ............................      9,822     1,400,272
     Cofinimmo .....................................        241        48,419
     Colruyt NV ....................................      1,740       371,635
     Delhaize Group ................................     11,447       954,231
     Dexia .........................................    138,269     3,787,317
     Fortis ........................................     55,436     2,365,113
     InBev NV ......................................      4,829       318,342
     KBC Bancassurance Holding NV ..................     23,699     2,906,260
     Mobistar SA ...................................      6,200       529,114
     UCB SA ........................................      2,110       144,696
     Umicore .......................................      3,300       561,943
                                                                 ------------
    TOTAL BELGIUM .............................................    13,387,342
                                                                 ------------
  BERMUDA -- 0.1%
     Central European Media Enterprises, Ltd.* .....      7,685       537,950
                                                                 ------------
    TOTAL BERMUDA .............................................       537,950
                                                                 ------------
  CANADA -- 1.3%
     Aspreva Pharmaceuticals Corp.* ................      3,300        67,716
     Astral Media, Inc. ............................     12,100       414,315
     Aur Resources, Inc. ...........................      2,700        56,169


    The accompanying notes are an integral part of the financial statements.

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--------------------------------------------------------------------------
   INVESTMENTS / DECEMBER 31, 2006 (UNAUDITED) -- CONTINUED

--------------------------------------------------------------------------------

                                                                    VALUE
                                                       SHARES      (NOTE 2)
                                                      ---------  ------------
  CANADA -- (CONTINUED)
     Axcan Pharma Inc.* ............................     18,900  $    268,715
     Bank of Nova Scotia ...........................     10,600       473,575
     Bema Gold Corp. ...............................    105,833       553,601
     Eldorado Gold Corp.* ..........................     23,857       128,680
     EnCana Corp. ..................................     26,900     1,237,794
     Gateway Casinos Income Fund ...................     16,400       240,484
     Gildan Activewear Inc. ........................      6,000       280,358
     Inmet Mining Corp. ............................     25,500     1,364,709
     Ipsco, Inc. ...................................     12,700     1,193,385
     Ivanhoe Mines, Ltd.* ..........................    141,134     1,391,794
     Kingsway Financial Services, Inc. .............     14,600       304,357
     Mega Brands, Inc.* ............................     12,500       280,303
     Methanex Corp. ................................     15,400       421,267
     Metro, Inc. ...................................     11,300       367,639
     Northbridge Financial Corp. ...................      8,700       229,110
     Potash Corp. of Saskatchewan, Inc. ............      9,205     1,318,214
     Teck Cominco Ltd. .............................     17,600     1,326,622
     Telus Corp. ...................................      5,100       227,546
     Trican Well Service, Ltd. .....................     16,100       280,540
     WestJet Airlines Ltd.* ........................     27,600       353,358
                                                                 ------------
    TOTAL CANADA ..............................................    12,780,251
                                                                 ------------
  CZECH REPUBLIC -- 0.4%
     Komercni Banka AS .............................     22,791     3,392,183
     Telefonica 02 Czech Republic AS ...............     13,460       307,713
                                                                 ------------
    TOTAL CZECH REPUBLIC ......................................     3,699,896
                                                                 ------------
  DENMARK -- 0.6%
     Alk-Abello ....................................      1,499       374,166
     Carlsberg A/S .................................     22,450     2,229,580
     Danske Bank A/S ...............................     33,000     1,466,329
     East Asiatic Co. Ltd. .........................      7,300       408,370
     Novo Nordisk A/S - Class B ....................      9,078       756,125
     Rockwool International A/S - B Shares* ........        131        20,269
     Royal Unibrew A/S .............................      1,671       218,903
     Topdanmark* ...................................        450        74,405
     TrygVesta A/S .................................      1,950       148,956
     Vestas Wind Systems A/S* ......................      4,343       183,560
                                                                 ------------
    TOTAL DENMARK .............................................     5,880,663
                                                                 ------------
  EGYPT -- 0.0%
     Orascom Telecom Holding SAE, GDR ..............      2,292       151,272
                                                                 ------------
    TOTAL EGYPT ...............................................       151,272
                                                                 ------------


                                                                    VALUE
                                                       SHARES      (NOTE 2)
                                                      ---------  ------------
  EUROPE -- 0.3%
     Avanzit SA* ...................................     14,616  $    132,548
     Corporacion Mapfre SA .........................    218,201       985,080
     Ebro Puleva SA ................................     12,000       304,138
     Gamesa Corporacion Tecnologia SA ..............      6,622       182,257
     Telefonica SA* ................................     49,616     1,055,785
                                                                 ------------
    TOTAL EUROPE ..............................................     2,659,808
                                                                 ------------
  FINLAND -- 1.6%
     Cargotec Corp. ................................      5,900       327,886
     Elisa Oyj (A Shares)* .........................      5,507       150,842
     Fortum Oyj ....................................     60,841     1,731,545
     KCI Konecranes Oyj ............................     15,900       468,048
     Kesko Oyj .....................................     13,300       702,615
     Neste Oil Oyj .................................     20,045       609,381
     Nokia Oyj .....................................    255,639     5,223,803
     Orion Oyj* ....................................     13,500       293,149
     Outokumpu Oyj .................................     26,573     1,040,400
     Rautaruukki Oyj ...............................     19,600       780,067
     Sampo Oyj .....................................     23,130       619,202
     Sanomawsoy Oyj* ...............................     20,785       585,783
     Stockmann Oyj Abp .............................     10,239       493,061
     Uponor Oyj* ...................................      6,305       236,037
     Wartsila Oyj - Class B ........................      8,824       475,358
     YI Oyj ........................................     50,985     1,409,987
                                                                 ------------
    TOTAL FINLAND .............................................    15,147,164
                                                                 ------------
  FRANCE -- 9.4%
     Accor SA ......................................      1,816       140,716
     Aeroports de Paris* ...........................     12,409       966,446
     Air France ....................................    211,661     8,910,130
     Alten Co.* ....................................     10,500       391,697
     Assurances Generales de France ................      1,438       224,180
     Atos Origin SA* ...............................      3,835       227,452
     Bacou Dalloz ..................................      2,400       321,246
     BNP Paribas SA ................................    122,701    13,386,889
     Bouygues SA ...................................     13,830       887,800
     Cap Gemini SA .................................     58,682     3,683,360
     Ciments Francais ..............................      2,250       432,150
     CNP Assurances ................................      6,046       675,192
     Compagnie de Saint-Gobain .....................      7,792       654,691
     Compagnie Generale de Geophysique SA (CGG)* ...      2,900       628,579
     Compagnie Generale des Etablissements Michelin       4,800       459,376


    The accompanying notes are an integral part of the financial statements.

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--------------------------------------------------------------------------
   INVESTMENTS / DECEMBER 31, 2006 (UNAUDITED) -- CONTINUED

--------------------------------------------------------------------------------

                                                                    VALUE
                                                       SHARES      (NOTE 2)
                                                      ---------  ------------
  FRANCE -- (CONTINUED)
     Credit Agricole SA ............................     48,834  $  2,053,794
     Electricite de France .........................     19,987     1,456,382
     Euler SA ......................................      5,400       781,255
     Eurazeo .......................................      2,135       304,940
     Eutelsat Communications .......................     14,800       282,891
     France Telecom SA .............................     56,317     1,557,443
     Gaz de France .................................      3,496       160,828
     Haulotte Group ................................     13,400       357,310
     Hermes International ..........................      1,509       188,737
     Iliad SA ......................................      3,600       312,692
     JC Decaux SA ..................................      8,244       235,932
     L'Air Liquide SA ..............................     10,197     2,421,544
     Lafarge SA ....................................     19,773     2,941,611
     Lagardere SCA .................................      2,747       221,196
     LVMH Moet Hennessy Louis Vuitton SA ...........     26,688     2,816,587
     Natexis .......................................     39,457     1,108,369
     Nexans SA .....................................      5,100       653,026
     Pernod-Ricard SA ..............................      6,748     1,549,933
     Pierre & Vacances .............................      2,400       294,634
     Pinault-Printemps-Redoute SA ..................      8,700     1,300,033
     PSA Peugeot Citroen ...........................      3,290       218,016
     Publicis Groupe SA ............................     66,543     2,806,480
     Renault SA ....................................      3,353       402,776
     Sanofi-Synthelabo SA ..........................     27,272     2,518,219
     Schneider Electric SA .........................     13,000     1,443,205
     Societe BIC SA ................................      1,503       104,657
     Societe Generale ..............................     27,105     4,601,284
     Societe Television Francaise 1 ................     19,539       725,023
     Sodexho Alliance SA ...........................     90,989     5,708,808
     SOITEC* .......................................     10,800       384,212
     Suez SA .......................................     24,044     1,245,127
     Total SA ......................................     99,691     7,191,754
     Union du Credit-Bail Immobilier ...............        308        75,257
     Vallourec .....................................      6,589     1,916,120
     Veolia Environnement ..........................      6,526       503,093
     Vinci SA ......................................      3,731       476,748
     Vivendi Universal SA ..........................    191,812     7,497,265
                                                                 ------------
    TOTAL FRANCE ..............................................    90,807,085
                                                                 ------------
  GERMANY -- 7.6%
     Aareal Bank AG* ...............................      7,600       353,841
     Adidas-Salomon AG .............................      2,696       134,275
     Allianz AG ....................................     17,472     3,569,357
     BASF AG .......................................     51,829     5,052,566


                                                                    VALUE
                                                       SHARES      (NOTE 2)
                                                      ---------  ------------
  GERMANY -- (CONTINUED)
     Beiersdorf AG .................................     22,972  $  1,489,518
     Bilfinger Berger AG ...........................      2,352       172,375
     Check Point Software Technologies Ltd. ADR* ...     11,608       254,447
     Commerzbank AG ................................     78,562     2,991,900
     Continental AG ................................      3,927       456,694
     DaimlerChrysler AG ............................     20,628     1,274,359
     Deutsche Bank AG ..............................     70,527     9,434,633
     Deutsche Boerse AG ............................      9,029     1,661,703
     Deutsche Lufthansa AG .........................    245,442     6,755,284
     Deutsche Post AG ..............................     96,425     2,906,129
     Deutsche Postbank AG ..........................     17,430     1,471,846
     Deutsche Telekom AG ...........................     25,214       460,645
     Deutz AG* .....................................      6,370        84,507
     E.On AG .......................................     10,506     1,426,087
     Fraport AG ....................................     47,635     3,396,796
     Fresenius AG ..................................      8,708     1,743,899
     Fresenius Medical Care AG .....................      9,515     1,268,206
     HeidelbergCement AG ...........................        431        63,112
     Heidelberger Druckmaschinen AG ................      2,769       131,149
     Henkel KGaA ...................................      8,316     1,077,990
     Henkel KGaA-Vorzug ............................      2,747       404,245
     Hochtief AG ...................................     17,132     1,248,348
     Hugo Boss AG ..................................      7,400       380,183
     Hypo Real Estate Holding AG ...................     14,448       910,498
     IKB Deutsche Industries .......................     11,557       450,503
     Infineon Technologies AG* .....................    258,193     3,640,025
     IVG Immobilien AG .............................     37,262     1,600,562
     KarstadtQuelle AG* ............................      8,202       237,761
     Landesbank Berlin Holding AG* .................      8,164        86,215
     Lanxess* ......................................      9,600       538,325
     Leoni AG ......................................      8,300       338,771
     MAN AG ........................................     58,645     5,299,765
     Merck KGaA ....................................      2,448       253,800
     Metro AG ......................................      2,382       151,903
     MPC Muenchmeyer Petersen ......................      3,600       317,492
     MTU Aero Engines Holding AG ...................     10,356       484,752
     Muenchener Rueckversicherungs-
      Gesellschaft AG ..............................     20,714     3,566,127
     Puma AG .......................................        198        77,279
     Salzgitter AG .................................      6,914       904,009
     SAP AG ........................................      9,284       493,398
     Siemens AG ....................................     19,608     1,944,882
     Software AG ...................................      5,700       449,499
     Solarworld AG .................................      2,214       139,115


    The accompanying notes are an integral part of the financial statements.

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--------------------------------------------------------------------------------

                                                                    VALUE
                                                       SHARES      (NOTE 2)
                                                      ---------  ------------
  GERMANY -- (CONTINUED)
     Stada Arzneimittel AG .........................      9,000  $    516,204
     Symrise AG* ...................................      1,499        38,586
     Volkswagen AG .................................     12,244     1,388,208
     Wacker Chemie AG* .............................        837       108,919
     Wincor Nixdorf AG .............................      2,050       318,940
                                                                 ------------
    TOTAL GERMANY .............................................    73,919,632
                                                                 ------------
  GREECE -- 0.6%
     Alpha Bank AE .................................      1,660        50,180
     Bank of Cyprus, Ltd. ..........................    175,191     2,395,853
     Hellenic Exchanges Holding SA .................     25,732       473,506
     Hellenic Telecommunications Organization SA* ..     76,266     2,291,353
     Intracom SA* ..................................     40,350       273,776
                                                                 ------------
    TOTAL GREECE ..............................................     5,484,668
                                                                 ------------
  HONG KONG -- 2.1%
     Beijing Capital International
      Airport Co., Ltd. ............................  1,292,656     1,012,082
     BOC Hong Kong, Ltd. ...........................     62,000       168,186
     Cathay Pacific Airways, Ltd. ..................    182,000       448,782
     China Life Insurance Co., Ltd. ................    159,225       543,489
     China Merchants Holdings
      International Co., Ltd. ......................    481,329     1,974,004
     China Mobile Ltd. .............................     41,500       358,536
     China Overseas Land & Investment Ltd. .........    854,000     1,146,235
     Clear Media, Ltd.* ............................    153,000       186,866
     CLP, Ltd. .....................................     19,500       144,151
     Esprit Holdings Ltd. ..........................      9,000       100,491
     FOXCONN International Holdings* ...............    137,000       448,254
     Galaxy Entertainment Group Ltd.* ..............    632,034       591,544
     Henderson Land Development Co., Ltd. ..........    106,000       592,803
     Hengan International Group Co., Ltd. ..........    254,000       629,587
     Hong Kong Exchanges & Clearing Ltd. ...........    162,000     1,780,723
     Hongkong Electric Co., Ltd. ...................    156,500       766,575
     Hutchinson Whampoa, Ltd. ......................     48,000       487,819
     Hutchison Telecommunications
      International, Ltd.* .........................    230,599       581,070
     Kerry Properties, Ltd. ........................     37,000       172,911
     Li & Fung Ltd. ................................     88,000       273,787


                                                                    VALUE
                                                       SHARES      (NOTE 2)
                                                      ---------  ------------
  HONG KONG -- (CONTINUED)
     Melco International Development, Ltd. .........    838,058  $  1,986,782
     Melco PBL Entertainment (Macau), Ltd.* ........      8,028       170,665
     New World Development Co., Ltd. ...............     45,000        90,598
     Orient Overseas International, Ltd. ...........     17,000       108,186
     Shangri-La Asia Ltd. ..........................     30,000        77,331
     Shun Tak Holdings, Ltd. .......................  1,257,760     1,924,244
     Sun Hung Kai Properties, Ltd. .................      9,000       103,384
     Swire Pacific Ltd. ............................     90,000       966,728
     Texwinca Holdings, Ltd. .......................    137,633        95,373
     The Link ......................................     68,000       139,876
     The Wharf, Ltd. ...............................    146,000       539,642
     Weiqiao Textile Co., Ltd. .....................    162,215       218,558
     Wing Hang Bank, Ltd. ..........................     72,000       846,972
     Wumart Stores Inc. ............................    289,556       204,744
     Yue Yuen Industrial, Ltd. .....................    108,000       342,954
                                                                 ------------
    TOTAL HONG KONG ...........................................    20,223,932
                                                                 ------------
  HUNGARY -- 0.8%
     EGIS Rt .......................................      1,581       217,624
     Gedeon Richter Rt .............................      3,418       779,627
     Magyar Tavkozlesi Rt.* ........................    426,084     2,367,042
     OTP Bank Rt ...................................     96,954     4,454,499
                                                                 ------------
    TOTAL HUNGARY .............................................     7,818,792
                                                                 ------------
  INDIA -- 0.7%
     Canara Bank* ..................................     76,486       475,513
     ICICI Bank Ltd. ...............................     72,785     3,038,046
     State Bank of India, GDR ......................     43,322     3,223,157
                                                                 ------------
    TOTAL INDIA ...............................................     6,736,716
                                                                 ------------
  INDONESIA -- 0.0%
     PT Indofood Sukses Makmur Tbk .................    523,500        78,582
     PT Semen Gresik (Persero) Tbk .................     55,943       225,800
                                                                 ------------
    TOTAL INDONESIA ...........................................       304,382
                                                                 ------------
  IRELAND -- 0.5%
     Allied Irish Banks PLC ........................     35,269     1,053,112
     Bank of Ireland ...............................      7,660       176,952
     C&C Group PLC .................................     41,300       733,265
     CRH PLC .......................................      4,015       167,161
     DCC ...........................................      1,247        42,239
     Dragon Oil PLC* ...............................     74,780       253,303
     Elan Corp. PLC, ADR* ..........................      8,424       124,254


    The accompanying notes are an integral part of the financial statements.

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--------------------------------------------------------------------------------

                                                                    VALUE
                                                       SHARES      (NOTE 2)
                                                      ---------  ------------
  IRELAND -- (CONTINUED)
     FBD Holdings PLC ..............................      5,600  $    305,300
     Fyffes PLC ....................................    218,519       513,450
     Grafton Group PLC* ............................     24,600       411,109
     Greencore Group PLC ...........................      6,444        39,810
     Iaws Group PLC ................................     22,400       573,639
     Independent News & Media PLC ..................     60,473       240,279
     Independent Newspapers PLC ....................      9,122        36,245
     Kerry Group PLC ...............................     18,113       452,616
                                                                 ------------
    TOTAL IRELAND .............................................     5,122,734
                                                                 ------------
  ISRAEL -- 0.1%
     Teva Pharmaceutical Industries Ltd. ADR .......     33,700     1,047,396
                                                                 ------------
    TOTAL ISRAEL ..............................................     1,047,396
                                                                 ------------
  ITALY -- 3.7%
     Assicurazioni Generali SPA ....................     21,400       939,843
     Azimut Holding SPA ............................     20,900       279,752
     Banca Intesa SPA* .............................    249,333     1,820,093
     Banca Italese SPA .............................      7,596       442,895
     Banca Monte dei Paschi di Siena SPA ...........    296,256     1,917,227
     Banca POP Emilia ..............................      1,472         2,380
     Banca Popolare dell'Emilia Romagna Scrl .......     10,247       251,593
     Banca Popolare di Milano Scrl .................    135,320     2,348,964
     Banca Popolare di Sondrio Scrl ................      7,885       151,132
     Banca Popolare Italiana* ......................     52,868       754,410
     Banche Popolari Unite Scrl ....................     14,940       410,601
     Banco Popolare di Verona e Novara Scrl ........     56,697     1,627,826
     Benetton Group SPA ............................     85,268     1,627,583
     Beni Stabili SPA ..............................    257,794       411,422
     Bulgari SPA ...................................      9,436       133,901
     Buzzi Unicem SPA ..............................     54,398     1,546,022
     Capitalia SPA .................................    203,421     1,925,323
     Cassa di Risparmio di Firenze SPA .............    335,919     1,130,742
     Credito Emiliano SPA ..........................     86,192     1,219,693
     Enel SPA ......................................     16,212       167,245
     Eni SPA .......................................    133,356     4,485,395
     Fiat SPA* .....................................    106,513     2,035,916
     Finmeccanica SPA ..............................    200,603     5,436,446
     Fondiaria Sai SPA .............................     14,575       697,245
     Geox SPA ......................................     23,820       369,461
     IntesaBci SPA* ................................     22,713       175,396


                                                                    VALUE
                                                       SHARES      (NOTE 2)
                                                      ---------  ------------
  ITALY -- (CONTINUED)
     Luxottica Group SPA ...........................      5,882  $    180,758
     Mediolanum SPA ................................     34,900       284,480
     Milano Assicurazioni ..........................     57,200       466,253
     Parmalat SPA* .................................     48,832       210,141
     Recordati SPA .................................     48,800       374,592
     Telecom Italia SPA ............................     92,102       278,415
     Terna SPA .....................................    133,400       452,121
     UniCredito Italiano SPA .......................     51,823       454,234
     UniCredito Italiano SPA .......................    116,620     1,023,725
                                                                 ------------
    TOTAL ITALY ...............................................    36,033,225
                                                                 ------------
  JAPAN -- 16.0%
     Acom Co. Ltd. .................................      3,590       120,667
     Aeon Credit Service Co., Ltd. .................      3,853        73,010
     Aiful Corp. ...................................      4,000       112,600
     Aisin Seiki Co., Ltd. .........................      3,901       130,793
     Amada Co. .....................................    200,000     2,119,239
     Aoyama Trading Co., Ltd. ......................     41,100     1,232,948
     Ardepro Co. Ltd. ..............................        820       269,762
     Asahi Breweries Ltd. ..........................     19,200       307,348
     Asahi Kasei Corp. .............................     65,000       425,486
     Asahi Pretec Corp. ............................     16,650       332,986
     Autobacs Seven Co., Ltd. ......................      8,400       307,046
     Bosch Corp. ...................................      6,000        31,713
     Brother Industries Ltd. .......................     66,000       893,458
     Canon Sales Co., Inc. .........................     17,800       404,596
     Canon, Inc. ...................................    155,921     8,778,377
     Capcom Co. Ltd. ...............................     18,000       324,440
     Central Japan Railway Co. .....................        111     1,147,263
     Chiyoda Integre Co., Ltd. .....................      8,400       197,639
     Comsys Holdings Corp. .........................     20,000       221,503
     Credit Saison Co., Ltd. .......................      3,462       119,274
     Creed Corp. ...................................         54       186,496
     CSK Corp. .....................................     39,700     1,694,685
     Dai Nippon Printing Co., Ltd. .................    125,000     1,930,591
     Daihatsu Motor Co. Ltd. .......................     13,987       141,157
     Daikin Industries, Ltd. .......................      8,600       299,181
     Dainippon Screen Manufacturing, Ltd. ..........     37,000       332,364
     Dainippon Sumito Pharma Co. ...................     18,000       209,336
     Daiwa Securities Group, Inc. ..................    406,904     4,564,656
     Denso Corp. ...................................      7,349       291,478
     Dentsu, Inc. ..................................         88       258,073
     Diamond Lease Co. .............................      1,800        86,820
     East Japan Railway Co., Ltd. ..................         49       327,339


    The accompanying notes are an integral part of the financial statements.

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--------------------------------------------------------------------------------
                                                                    VALUE
                                                       SHARES      (NOTE 2)
                                                      ---------  ------------
  JAPAN -- (CONTINUED)
     Eisai Co., Ltd. ...............................      4,000  $    219,823
     Epilda Memory, Inc.* ..........................     45,300     2,489,492
     Exedy Corp. ...................................     20,000       616,781
     FamilyMart Co. Ltd. ...........................      1,200        32,671
     Fanuc, Ltd. ...................................      2,200       216,663
     Fuji Film Holdings Corp. ......................     69,100     2,839,368
     Fuji Heavy Industries Ltd. ....................     91,000       467,216
     Fuji Machine Manufacturing Co. Ltd. ...........     11,600       223,705
     Fuji Television Network, Inc. .................         54       123,423
     Fujikura, Ltd. ................................    134,000     1,178,925
     Fujitsu, Ltd. .................................     12,000        94,181
     Gigas K'S Denki Corp. .........................     12,800       375,379
     Goldcrest Co. Ltd. ............................      4,610       237,851
     Gunze, Ltd. ...................................    377,000     1,894,425
     Hankyu Department Stores, Inc. ................    178,000     1,483,770
     Haseko Corp.* .................................    109,500       391,975
     Hisamitsu Pharmaceutical Co. Inc. .............     10,900       345,305
     Hitachi Construction Machinery Co., Ltd. ......     29,300       787,866
     Hitachi High-Technologies Corp. ...............     14,200       422,402
     Hokkaido Electric Power Co. ...................     12,900       329,532
     Honda Motor Co., Ltd. .........................    171,770     6,783,908
     Hoya Corp. ....................................     10,700       417,193
     Ibiden Co., Ltd. ..............................      2,500       126,045
     Itochu Corp. ..................................     15,000       123,146
     Izumi Co., Ltd. ...............................     11,300       402,605
     Japan Aviation Electronics Industry, Ltd. .....     20,000       283,517
     Japan Prime Realty Investment Corp. ...........         13        47,191
     Japan Real Estate Investment Corp. ............         12       129,070
     Japan Retail Fund Investment Corp. ............          5        40,755
     Japan Tobacco, Inc. ...........................        207     1,000,168
     Joint Corp. ...................................     15,300       588,832
     JSR Corp. .....................................      3,831        99,151
     Kamigumi Co. Ltd. .............................     30,000       245,536
     Kansai Paint Co. Ltd. .........................     40,000       316,625
     KDDI Corp. ....................................        188     1,274,871
     Keihin Corp. ..................................     11,800       296,971
     Kenedix, Inc. .................................        113       509,903
     Kenwood Corp. .................................    172,000       306,407
     Keyence Corp. .................................        640       158,595
     Koito Manufacturing Co., Ltd. .................     13,489       203,233


                                                                    VALUE
                                                       SHARES      (NOTE 2)
                                                      ---------  ------------
  JAPAN -- (CONTINUED)
     Kokusai Securities Ltd. .......................     11,000  $    122,197
     Komatsu Ltd. ..................................    116,300     2,360,107
     Konica Minolta Holdings Inc.* .................     25,000       352,926
     Kubota Corp. ..................................     25,286       234,151
     Kyocera Corp. .................................     12,300     1,159,666
     Kyowa Exeo Corp. ..............................     36,000       367,850
     Leopalace21 Corp. .............................     49,400     1,577,413
     Makita Corp. ..................................     12,736       390,626
     Matsushita Electric Industrial Co., Ltd. ......     94,069     1,877,349
     Mazda Motor Corp. .............................    379,000     2,589,194
     Meiji Dairies Corp. ...........................     39,000       307,071
     Mistui Mining & Smelting Co., Ltd. ............     17,793        89,111
     Mitsubishi Electric Corp. .....................    359,000     3,276,114
     Mitsubishi Gas Chemical Co., Ltd. .............     35,000       366,161
     Mitsubishi Heavy Industries, Ltd. .............     54,000       245,485
     Mitsubishi Tokyo Financial Group, Inc. ........        232     2,859,833
     Mitsui Fudosan Co., Ltd. ......................     12,923       315,460
     Mizuho Financial Group, Inc. ..................        149     1,064,241
     Mori Seiki ....................................     23,900       535,217
     NGK Spark Plug Co., Ltd. ......................     17,000       319,987
     NHK Spring Co., Ltd. ..........................      8,921        93,779
     Nichirei Corp. ................................     59,000       330,684
     Nikon Corp. ...................................     49,000     1,074,661
     Nintendo Co., Ltd. ............................        901       233,947
     Nippon Building Fund, Inc. ....................         15       199,151
     Nippon Electric Glass Co., Ltd. ...............      5,000       105,038
     Nippon Express Co., Ltd. ......................    376,000     2,056,855
     Nippon Mining Holdings, Inc. ..................      8,000        57,544
     Nippon Oil Corp. ..............................    396,000     2,648,763
     Nippon Steel Corp. ............................  1,493,000     8,581,253
     Nippon Suisan Kaisha Ltd. .....................     17,000        99,853
     Nippon System Development Co., Ltd. ...........     11,800       374,808
     Nippon Telegraph & Telephone Corp. ............        959     4,722,272
     Nippon Yusen Kabushiki Kaisha .................    149,000     1,089,282
     Nissan Chemical Industries, Ltd. ..............      7,000        87,055
     Nissan Diesel Motor Co., Ltd. .................     21,000        70,232
     Nissan Motor Co., Ltd. ........................      9,575       115,297
     Nissin Kogyo Co., Ltd. ........................     23,500       604,260
     Nitto Denko Corp. .............................      7,601       380,673
     Nok Corp. .....................................      6,900       135,675


    The accompanying notes are an integral part of the financial statements.

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--------------------------------------------------------------------------------

                                                                    VALUE
                                                       SHARES      (NOTE 2)
                                                      ---------  ------------
  JAPAN -- (CONTINUED)
     Nomura Holdings, Inc. .........................     13,270  $    250,335
     Nomura Research Institute, Ltd. ...............      5,100       739,683
     NSK Ltd. ......................................     43,000       423,839
     NTN Corp. .....................................     50,000       448,300
     NTT DoCoMo, Inc. ..............................        569       898,887
     Ohbayashi Corp. ...............................    243,000     1,576,371
     Olympus Corp. .................................     15,000       471,409
     ORIX Corp. ....................................      2,050       593,441
     Pacific Management Corp. ......................        202       443,023
     Pioneer Corp. .................................    103,200     1,416,989
     Promise Co. Ltd. ..............................      3,796       118,022
     Resona Holdings, Inc. .........................        497     1,357,296
     Ricoh Co., Ltd. ...............................    220,000     4,492,248
     Ricoh Leasing Co., Ltd. .......................      7,900       205,126
     Sapporo Hokuyo Holdings, Inc. .................          8        77,308
     SBI Holdings Inc. .............................      3,729     1,256,526
     Sega Sammy Holdings, Inc. .....................      7,200       194,210
     Seiko Epson Corp. .............................      5,700       138,662
     Seino Transportation Co. Ltd. .................      3,000        28,184
     Seven And I Holdings Co., Ltd. ................      5,032       156,451
     Sharp Corp. ...................................     15,000       258,393
     Shimachu Co., Ltd. ............................     23,100       669,678
     Shin-Etsu Polymer Co. Ltd. ....................     26,200       366,564
     Shinsei Bank, Ltd. ............................     38,000       223,520
     Sompo Japan Insurance, Inc. ...................    441,000     5,391,832
     Sony Corp. ....................................     17,290       740,969
     Stanley Electric Co., Ltd. ....................     10,499       210,412
     Sumisho Lease Co. Ltd. ........................      9,800       545,977
     Sumitomo Chemical Co., Ltd. ...................     56,000       434,335
     Sumitomo Corp. ................................      9,773       146,260
     Sumitomo Electric Industries, Ltd. ............      9,500       148,481
     Sumitomo Metal Industries, Ltd. ...............     17,962        78,033
     Sumitomo Metal Mining Co., Ltd. ...............      2,000        25,663
     Sumitomo Mitsui Financial Group, Inc. .........        430     4,408,218
     Suzuken Co., Ltd. .............................      4,300       161,876
     Suzuki Motor Corp. ............................     26,700       753,851
     Taihei Kogyo Co. Ltd. .........................     10,000        51,763
     Taiyo Nippon Sanso Corp. ......................     48,000       432,385
     Takeda Chemical Industries, Ltd. ..............     20,200     1,386,782
     Takefuji Corp. ................................      3,810       150,793
     Takeuchi Manufacturing Co. Ltd. ...............      6,500       303,139
     Tanabe Seiyaku Co., Ltd. ......................    109,000     1,424,268
     Teijin, Ltd. ..................................     16,000        98,550
     The Bank of Fukuoka, Ltd. .....................     18,000       131,289


                                                                    VALUE
                                                       SHARES      (NOTE 2)
                                                      ---------  ------------
  JAPAN -- (CONTINUED)
     The Bank of Kyoto, Ltd. .......................      9,506  $     88,666
     The Bank of Yokohama, Ltd. ....................     26,996       211,422
     The Chiba Bank, Ltd. ..........................     22,000       185,975
     The Gunma Bank, Ltd. ..........................     16,000        96,130
     The Kansai Electric Power Co. Inc. ............      3,400        91,710
     The Nishi-Nippon City Bank, Ltd. ..............     73,000       314,071
     The Shizuoka Bank, Ltd. .......................     11,229       111,436
     The Sumitomo Trust and Banking Co., Ltd. ......     97,756     1,025,163
     The Suruga Bank, Ltd. .........................     31,000       383,967
     Toho Pharmaceutical Co., Ltd. .................     21,100       382,976
     Tokyo Broadcasting System Inc. ................     12,100       403,655
     Tokyo Electric Power Co., Inc. ................    176,900     5,722,995
     Tokyo Electron, Ltd. ..........................     30,200     2,380,371
     Tokyo Ohka Kogyo Co. Ltd. .....................     12,900       359,884
     Toppan Printing Co., Ltd. .....................      8,000        88,332
     Toray Industries, Inc. ........................     14,000       104,937
     Toshiba Corp. .................................    230,000     1,497,836
     Toshiba Machine Co., Ltd. .....................     43,000       395,294
     Tosoh Corp. ...................................     83,000       366,859
     Tostem Inax Holding Corp. .....................      4,685        98,617
     Towa Real Estate* .............................      6,000        29,343
     Toyota Boshoku Corp. ..........................     40,100       867,674
     Toyota Motor Corp. ............................     27,012     1,806,777
     Ulvac, Inc. ...................................     10,200       348,842
     UNY Co. Ltd. ..................................     94,000     1,224,318
     Urban Corp. ...................................     20,600       312,622
     USS Co., Ltd. .................................      9,050       589,366
     Yamada Denki Co., Ltd. ........................      6,370       540,624
     Yamaha Motor Co., Ltd. ........................      9,401       295,448
     Yamato Kogyo Co., Ltd .........................      4,700       118,877
     Yamato Transport Co., Ltd. ....................      2,560        39,366
     Yaskawa Electric Corp. ........................     38,000       439,696
     Yokogawa Electric .............................      9,901       156,995
                                                                 ------------
    TOTAL JAPAN ...............................................   154,377,625
                                                                 ------------
  KOREA -- 0.2%
     Cheil Industries Inc.* ........................      6,800       286,989
     Daegu Bank* ...................................     13,700       234,226
     GS Engineering & Construction Corp.* ..........      5,400       482,516
     Humax Co. Ltd.* ...............................      9,500       265,591
     Hyundai Mipo Dockyard Co. Ltd.* ...............      4,400       563,011
     Korea Zinc Co. Ltd. ...........................      2,600       275,936


    The accompanying notes are an integral part of the financial statements.

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--------------------------------------------------------------------------------

                                                                    VALUE
                                                       SHARES      (NOTE 2)
                                                      ---------  ------------
  KOREA -- (CONTINUED)
     LG Dacom Corp.* ...............................     15,000  $    316,129
                                                                 ------------
    TOTAL KOREA ...............................................     2,424,398
                                                                 ------------
  LUXEMBOURG -- 0.1%
     Millicom International Cellular SA* ...........     12,776       787,513
                                                                 ------------
    TOTAL LUXEMBOURG ..........................................       787,513
                                                                 ------------
  MALAYSIA -- 0.0%
     British American Tobacco BHD ..................      1,300        15,937
     Digi.com Berhad ...............................      9,900        42,653
     Sime Darby Berhad .............................     76,700       156,530
                                                                 ------------
    TOTAL MALAYSIA ............................................       215,120
                                                                 ------------
  MEXICO -- 0.4%
     Cemex S.A. de C.V.* ...........................     12,936       437,625
     Consorcio ARA SA de CV ........................     13,107        89,176
     Fomento Economico Mexicano SA de CV, ADR ......      4,164       482,024
     Grupo Televisa SA, ADR ........................     46,479     1,255,398
     Telefonos de Mexico SA de CV ..................    719,600     1,020,482
     Urbi, Desarrollos Urbanos SA de CV* ...........    132,670       478,953
                                                                 ------------
    TOTAL MEXICO ..............................................     3,763,658
                                                                 ------------
  NETHERLANDS -- 5.9%
     Aalberts Industries NV ........................      6,600       570,655
     Aegon NV ......................................    119,613     2,279,997
     ASML Holding NV* ..............................     27,686       688,541
     Endemol NV ....................................     13,700       312,864
     Euronext NV ...................................      5,163       609,978
     Fortis Group ..................................     59,661     2,544,580
     Fugro NV* .....................................     12,900       616,435
     Heineken NV ...................................     63,652     3,027,367
     ING Groep NV ..................................    148,350     6,577,885
     KKR Private Equity Investors LP ...............     93,751     2,142,210
     Koninklijke KPN NV ............................    415,790     5,911,238
     Koninklijke Philips Electronics NV ............     47,356     1,785,969
     Koninklijke DSM NV ............................      9,300       459,506
     ProLogis European Properties* .................     21,268       421,121
     Rodamco Europe NV .............................      7,511       999,418
     Royal Dutch Shell PLC .........................    423,390    14,933,642
     Royal Numico NV* ..............................     24,080     1,295,307
     SBM Offshore NV ...............................     13,200       453,911
     TNT NV ........................................     68,096     2,928,609


                                                                    VALUE
                                                       SHARES      (NOTE 2)
                                                      ---------  ------------
  NETHERLANDS -- (CONTINUED)
     Unilever NV ...................................    237,148  $  6,480,052
     Univar NV .....................................      8,300       464,989
     USG PEOPLE NV .................................     13,500       590,040
     Vedior NV .....................................      7,446       154,414
     Wereldhave NV .................................        293        39,025
     Wolters Kluwer NV .............................     13,200       379,682

    TOTAL NETHERLANDS .........................................    56,667,435

  NEW ZEALAND -- 0.1%
     Auckland International Airport, Ltd. ..........    131,432       202,794
     The Warehouse Group, Ltd. .....................    136,705       693,470

    TOTAL NEW ZEALAND .........................................       896,264

  NORWAY -- 1.0%
     Aker Kvaerner ASA .............................      4,080       509,084
     DNB NOR ASA ...................................     45,970       652,480
     Ementor ASA* ..................................     60,000       338,722
     Norsk Hydro ASA ...............................    109,905     3,410,735
     Orkla ASA .....................................     11,175       632,662
     Statoil ASA ...................................     16,190       429,080
     Tandberg Television ASA* ......................     32,800       411,368
     Telenor ASA ...................................    142,738     2,684,121
     TGS Nopec Geophysical Co.* ....................     37,600       777,906

    TOTAL NORWAY ..............................................     9,846,158

  PHILIPPINES -- 0.1%
     Ayala Corp. Class A ...........................     55,052       662,195
     Ayala Land Inc. ...............................  1,429,338       444,391
     Philippine Long Distance Telephone Co., ADR ...      5,859       299,571

    TOTAL PHILIPPINES .........................................     1,406,157

  POLAND -- 1.8%
     Agora SA ......................................     10,142       127,504
     Bank Handlowy w Warszawie S.A .................     32,404       968,783
     Bank Pekao SA .................................     47,228     3,690,984
     Bank Przemyslowo-Handlowy PBK SA ..............      5,551     1,771,433
     Bank Zachodni WBK SA ..........................     21,495     1,665,820
     BRE Bank SA* ..................................      2,390       276,595
     Budimex SA* ...................................     11,491       296,843
     Cersanit-Krasnystaw SA* .......................     62,860       792,435
     Globe Trade Centre SA* ........................     35,169       486,961
     KGHM Polaksa Miedz SA .........................     13,597       416,813


    The accompanying notes are an integral part of the financial statements.

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--------------------------------------------------------------------------------

                                                                    VALUE
                                                       SHARES      (NOTE 2)
                                                      ---------  ------------
  POLAND -- (CONTINUED)
     Powszechna Kasa Oszczednosci Bank Polski SA ...    303,938  $  4,920,293
     Telekomunikacja Polska SA .....................    211,797     1,790,933
                                                                 ------------
    TOTAL POLAND ..............................................    17,205,397
                                                                 ------------
  PORTUGAL -- 0.3%
     Banco BPI SA ..................................     32,500       253,547
     Energias De Portugal SA .......................     47,928       242,946
     Jeronimo Martins, SGPS SA .....................     54,160     1,215,392
     Portugal Telecom, SGPS SA .....................     23,476       304,935
     Sonae, SGPS SA ................................    420,713       838,594
                                                                 ------------
    TOTAL PORTUGAL ............................................     2,855,414
                                                                 ------------
  ROMANIA -- 0.1%
     Impact SA* ....................................    774,218       176,835
     SIF 1 Banat-Crisana Arad ......................     60,000        76,369
     SIF 2 Moldova Bacau ...........................     65,000        82,987
     SIF 3 Transilvania Brasov .....................     49,000        57,011
     SIF 4 Muntenia Bucuresti ......................     90,500        65,015
     SIF 5 Oltenia Craiova .........................     57,500        79,248
     SNP Petrom SA .................................    177,034        39,053
     Socep Constanta ...............................    652,000        62,368
                                                                 ------------
    TOTAL ROMANIA .............................................       638,886
                                                                 ------------
  RUSSIA -- 1.4%
     CTC Media Inc.* ...............................     20,837       500,296
     Gazprom, ADR ..................................     34,451     1,598,527
     LUKOIL, ADR ...................................     13,220     1,162,699
     Mining and Metallurgical Co.,
      Norilsk Nickel, ADR ..........................      8,612     1,352,084
     NovaTek OAO ...................................     91,562       567,684
     OAO Rosneft Oil Co.* ..........................      9,055        82,853
     OAO Rosneft Oil Company GDR* ..................    183,389     1,733,026
     OJSC TNK-BP Holding ...........................     84,102       218,245
     Polyus Gold ADR* ..............................     12,440       613,292
     RAO Unified Energy System .....................     20,361     2,231,566
     Sberbank RF ...................................        770     2,656,500
     Uralkaliy .....................................     36,156        55,680
     Uralsvyazinform, ADR ..........................     23,453       307,234
                                                                 ------------
    TOTAL RUSSIA ..............................................    13,079,686
                                                                 ------------
  SINGAPORE -- 0.4%
     Allgreen Properties, Ltd. .....................     25,000        21,353
     Ascendas Real Estate Investment Trust .........     17,000        29,594


                                                                    VALUE
                                                       SHARES      (NOTE 2)
                                                      ---------  ------------
  SINGAPORE -- (CONTINUED)
     Capitaland, Ltd. ..............................     33,000  $    133,398
     Creative Technology Ltd. ......................     22,050       146,641
     Cycle & Carriage, Ltd. ........................     21,123       203,827
     DBS Group Holdings, Ltd. ......................     19,000       279,967
     Fraser & Neave Ltd. ...........................     70,000       205,379
     Keppel Corp. Ltd. .............................     19,000       218,028
     SembCorp Industries, Ltd. .....................      5,100        12,769
     Singapore Airlines, Ltd. ......................     44,000       502,037
     Singapore Telecommunications Ltd. .............    164,740       352,305
     St Assembly Test Services, Ltd.* ..............    408,000       311,237
     Suntec Real Estate Investment Trust ...........    132,000       156,636
     Synear Food Holdings Ltd.* ....................    189,000       184,841
     United Overseas Bank, Ltd. ....................     73,000       923,358
     Want Want Holdings, Ltd. ......................     90,000       146,700
     Wing Tai Holdings, Ltd. .......................    272,000       404,342
                                                                 ------------
    TOTAL SINGAPORE ...........................................     4,232,412
                                                                 ------------
  SOUTH KOREA -- 0.3%
     Hyundai Motor Co. Ltd.* .......................      2,913       211,114
     NHN Corp.* ....................................      1,537       188,572
     Samsung Electronics Co., Ltd. .................      4,013     2,645,128
                                                                 ------------
    TOTAL SOUTH KOREA .........................................     3,044,814
                                                                 ------------
  SPAIN -- 3.0%
     Abengoa SA ....................................      8,600       315,710
     ACERINOX SA ...................................     18,685       568,529
     ASM SpA .......................................     82,200       450,036
     Banco de Sabadell SA ..........................     14,100       631,154
     Banco Pastor SA ...............................     17,200       334,895
     Banco Popular Espanol SA ......................     63,395     1,148,985
     Banco Santander Central Hispano SA ............    308,883     5,765,435
     Enagas ........................................     15,500       360,518
     Endesa SA .....................................    250,330    11,839,910
     Fomento de Construcciones y Contratas SA ......     16,756     1,707,562
     Grifols SA* ...................................     10,548       140,631
     Grupo Catalana Occidente SA ...................      2,063        74,753
     Grupo Empresarial Ence SA .....................      7,134       395,522
     Hannover Rueckversicherungs AG* ...............      6,700       310,258
     Iberia Lineas Aereas de Espana SA .............    147,452       537,215
     Icade* ........................................      4,600       290,555
     Industria de Diseno Textil SA .................     11,630       626,520


    The accompanying notes are an integral part of the financial statements.

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--------------------------------------------------------------------------------

                                                                    VALUE
                                                       SHARES      (NOTE 2)
                                                      ---------  ------------
  SPAIN -- (CONTINUED)
     Neuf Cegetel* .................................      4,419  $    156,915
     Nexity ........................................      5,100       369,599
     Nokian Renkaat Oyj ............................     13,600       278,625
     Obrascon Huarte Lain SA .......................      1,823        56,311
     Omega Pharma S.A ..............................      4,100       309,306
     Repsol YPF SA .................................     54,098     1,870,989
     Sol Melia, SA .................................     22,200       439,868
                                                                 ------------
    TOTAL SPAIN ...............................................    28,979,801
                                                                 ------------
  SWEDEN -- 2.5%
     Alfa Laval AB .................................      8,600       388,171
     Autoliv, Inc. .................................      2,578       155,713
     Electrolux AB - Class B .......................    133,700     2,675,582
     Elekta AB - Class B ...........................     17,700       372,954
     Ericsson LM - Class B .........................     85,110       343,749
     ForeningsSparbanken AB ........................     67,354     2,444,872
     Getinge AB - Class B ..........................     22,573       506,132
     Hennes & Mauritz AB - Class B .................      7,475       377,793
     JM AB .........................................      4,696       113,868
     Lindex AB .....................................      7,600        97,415
     Modern Times - Class B* .......................     21,848     1,436,119
     Nordea AB .....................................    273,647     4,217,057
     Oriflame Cosmetics SA .........................      7,400       304,822
     Securitas AB - Class B ........................     38,800       602,181
     Skandinaviska Enskilda Banken AB ..............    115,443     3,667,694
     Skanska AB - Class B ..........................     24,228       477,769
     Swedish Match AB ..............................     21,000       392,641
     TeliaSonera AB ................................    661,396     5,434,385
                                                                 ------------
    TOTAL SWEDEN ..............................................    24,008,917
                                                                 ------------
  SWITZERLAND -- 5.9%
     Actelion Ltd. AG* .............................      3,600       791,793
     Adecco SA .....................................     45,431     3,103,924
     Baloise Holding, Ltd. .........................      3,414       341,260
     Banque Cantonale Vaudoise .....................        610       293,861
     Barry Callebaut AG* ...........................      1,000       504,719
     BKW FMB Energie AG ............................      1,100       129,364
     Compagnie Financiere Richemont AG .............     49,480     2,883,119
     Credit Suisse Group ...........................     42,449     2,969,862
     Galenica Holding AG ...........................      1,120       313,664
     Geberit AG ....................................        849     1,308,512
     Georg Fischer AG* .............................        888       575,360
     Givaudan SA ...................................        884       818,344


                                                                    VALUE
                                                       SHARES      (NOTE 2)
                                                      ---------  ------------
  SWITZERLAND -- (CONTINUED)
     Holcim, Ltd. - Class B ........................     25,263  $  2,315,861
     Kudelski SA ...................................      8,900       335,257
     Nestle SA .....................................     12,353     4,389,700
     Novartis AG ...................................     76,159     4,390,784
     Rieter Holdings AG ............................      1,020       533,648
     Roche Holding AG - Genusschein ................     55,461     9,945,202
     Serono SA - Class B ...........................        358       321,421
     SGS Societe Generale de Surveillance
      Holding SA ...................................        538       599,593
     Sika AG* ......................................        497       770,890
     Sulzer AG* ....................................        481       547,515
     Swatch Group AG ...............................     10,980     2,426,233
     Swiss Life Holding ............................      3,581       897,087
     Syngenta AG* ..................................      4,773       888,009
     Valora Holding AG .............................      1,230       337,909
     Zurich Financial Services AG ..................     54,963    14,795,128
                                                                 ------------
    TOTAL SWITZERLAND .........................................    57,528,019
                                                                 ------------
  THAILAND -- 0.2%
     Advanced Info Service Public Co. Ltd. .........     21,500        47,003
     Bangkok Bank Public Co., Ltd. .................     54,900       170,353
     Bangkok Bank Public Co., Ltd. .................     10,721        34,779
     Bangkok Bank Public Co., Ltd. .................     88,896       275,841
     Krung Thai Bank Public Co., Ltd. ..............    731,956       245,706
     PTT Exploration and Production Public Co. Ltd.      16,500        97,743
     Rayong Refinery PCL* ..........................     53,000        25,416
     Thai Beverage Public Company Ltd. .............    730,000       128,508
     Thai Oil Public Co. Ltd. ......................    298,800       442,510
     Thai Petrochemical Industry Public Co. Ltd.* ..    575,300        98,994
                                                                 ------------
    TOTAL THAILAND ............................................     1,566,853
                                                                 ------------
  TURKEY -- 0.4%
     Akbank TAS ....................................     64,480       391,758
     Anadolu Efes Biracilik ve Malt
      Sanayii AS, ADR ..............................          1             6
     Dogan Sirketler Grubu Holding AS ..............    635,175     1,000,664
     Haci Omer Sabinci Holding AS ..................    110,648       433,839
     Koc Holding AS* ...............................      8,625        33,513
     Tupras-Turkiye Petrol Rafine ..................      6,344       108,460


    The accompanying notes are an integral part of the financial statements.

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--------------------------------------------------------------------------------
                                                                    VALUE
                                                       SHARES      (NOTE 2)
                                                      ---------  ------------
  TURKEY -- (CONTINUED)
     Turk Hava Yollari Anonim Ortakligi* ...........     38,937  $    167,796
     Turkcell Iletisim Hizmetleri AS ...............     31,994       161,608
     Turkiye Garanti Bankasi AS ....................    226,710       749,560
     Turkiye Is Bankasi ............................     86,208       395,868
     Turkiye Vakiflar Bankasi TAO ..................     27,672       130,003
                                                                 ------------
    TOTAL TURKEY ..............................................     3,573,075
                                                                 ------------
  UKRAINE -- 0.0%
     UKRNAFTA ADR* .................................         87        32,731
     UkrTelecom ....................................     10,468        98,800
                                                                 ------------
    TOTAL UKRAINE .............................................       131,531
                                                                 ------------
  UNITED KINGDOM -- 15.9%
     3I GROUP ......................................    227,223     4,491,250
     Admiral Group PLC .............................     24,400       525,045
     Aegis Group PLC ...............................    217,489       596,175
     Amlin PLC .....................................     68,800       438,141
     Amvescap PLC ..................................     71,005       828,598
     Anglo American PLC ............................    119,181     5,812,854
     Antofagasta Holdings ..........................    397,735     3,963,877
     Ashtead Group PLC .............................     21,238        65,806
     AstraZeneca PLC ...............................    211,294    11,352,197
     Aviva PLC .....................................      8,150       131,171
     BAE Systems PLC ...............................     44,459       370,615
     Barclays PLC ..................................    130,821     1,869,859
     Barratt Developments PLC ......................     19,300       466,695
     BG Group PLC ..................................     27,187       368,895
     BHP Billiton PLC ..............................     58,126     1,063,551
     Bodycote International PLC ....................     55,300       247,141
     BP PLC ........................................     23,593       262,155
     BP PLC ADR ....................................     43,082     2,890,802
     British Airways PLC* ..........................    784,362     8,101,168
     British Energy Group PLC* .....................     63,430       674,378
     BT Group PLC ..................................    120,115       709,077
     Burberry Group PLC ............................     46,124       582,951
     Burren Energy PLC .............................     26,100       452,264
     Carphone Warehouse PLC ........................     40,200       247,152
     Catlin Group, Ltd. ............................     18,008       181,233
     Cattles PLC ...................................     53,800       462,703
     Centrica PLC ..................................    122,409       849,646
     Charter PLC* ..................................     35,100       621,963
     Chemring Group PLC ............................     13,900       430,012
     Close Brothers Group PLC ......................     28,100       559,271
     Compass Group PLC .............................    230,294     1,307,643


                                                                    VALUE
                                                       SHARES      (NOTE 2)
                                                      ---------  ------------
  UNITED KINGDOM -- (CONTINUED)
     Cookson Group PLC .............................     66,474  $    817,373
     Corus Group PLC ...............................     49,975       519,095
     Crest Nicholson PLC ...........................     33,100       400,845
     Croda International PLC .......................     46,900       537,202
     Daily Mail and General Trust ..................     26,800       376,238
     Dairy Crest Group .............................     23,200       308,437
     Diageo PLC ....................................    144,479     2,835,945
     Drax Group PLC ................................     49,862       796,652
     DSG International PLC .........................    392,276     1,470,853
     DS Smith PLC ..................................     76,300       292,812
     Enterprise Inns PLC ...........................     23,800       630,498
     FirstGroup PLC ................................     13,706       154,308
     Galiform PLC* .................................     26,995        72,280
     George Wimpey PLC .............................     92,760     1,014,361
     GKN PLC .......................................    104,575       569,221
     GlaxoSmithKline PLC ...........................    119,080     3,133,623
     Greene King PLC ...............................     31,800       707,940
     HBOS PLC ......................................     93,927     2,081,831
     HSBC Holdings PLC .............................      5,677       103,485
     IG Group Holdings PLC .........................     59,200       336,726
     IMI PLC .......................................     75,425       748,741
     Imperial Tobacco Group PLC ....................     30,754     1,210,337
     Inchcape PLC ..................................    268,057     2,655,745
     Informa PLC ...................................     47,700       557,572
     International Power PLC .......................    103,900       776,610
     Intertek Group PLC ............................     16,683       272,263
     Kazakhmys PLC .................................     55,552     1,207,345
     Kelda Group PLC ...............................     15,000       271,964
     Kier Group PLC ................................      9,900       420,633
     LogicaCMG PLC .................................     95,900       349,253
     Marks & Spencer Group PLC .....................    183,111     2,570,646
     Michael Page International PLC ................     71,200       630,474
     Morgan Sindall PLC ............................     20,100       522,640
     N Brown Group PLC .............................     53,700       296,505
     National Express Group PLC ....................      7,552       167,089
     Next Group PLC ................................    109,279     3,851,393
     Persimmon PLC .................................     77,224     2,307,361
     Peter Hambro Mining PLC* ......................     18,112       358,531
     Petrofac Ltd. .................................     71,600       564,621
     Prudential PLC ................................     41,316       565,867
     Reckitt Benckiser PLC .........................     44,897     2,051,761
     Regus Group* ..................................    131,900       321,531
     Renshares Utilities, Ltd.* ....................     69,061       162,293
     Rentokil Initial Plc ..........................     70,664       229,330
     Restaurant Group PLC ..........................     50,000       302,753


    The accompanying notes are an integral part of the financial statements.

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--------------------------------------------------------------------------------

                                                                    VALUE
                                                       SHARES      (NOTE 2)
                                                      ---------  ------------
  UNITED KINGDOM -- (CONTINUED)
     Rio Tinto PLC .................................     23,355  $  1,242,905
     Rolls-Royce Group PLC* ........................    352,234     3,087,987
     Rolls-Royce Group PLC - Class B ...............  12,690,455       25,220
     Royal & Sun Alliance Insurance Group PLC ......  2,176,967     6,500,254
     Royal Bank of Scotland Group PLC ..............    246,185     9,606,773
     Royal Dutch Shell PLC .........................     57,208     4,070,349
     Royal Dutch Shell PLC - Class B ...............     80,942     2,836,845
     SABMiller PLC .................................     12,522       288,085
     Scottish & Newcastle PLC ......................     25,895       283,677
     Scottish & Southern Energy PLC ................     30,818       937,700
     Severn Trent PLC ..............................        983        28,293
     SIG PLC .......................................     20,400       411,411
     Smith & Nephew PLC ............................    198,406     2,070,573
     Smiths Group PLC ..............................     11,187       217,178
     Speedy Hire PLC ...............................     13,700       323,233
     Stagecoach Group PLC ..........................     53,890       161,439
     Tate & Lyle PLC ...............................     35,864       539,649
     Tesco PLC .....................................    841,476     6,664,520
     The Berkeley Group Holdings PLC* ..............        813        27,236
     The Davis Service Group PLC ...................      3,671        36,226
     Trinity Mirror PLC ............................     69,933       642,875
     Tullow Oil PLC ................................     72,600       565,755
     Unilever PLC ..................................    334,570     9,354,570
     Victrex PLC ...................................     20,200       317,794
     Vodafone Group PLC ............................  1,312,284     3,635,741
     Vodafone Group PLC ADR ........................    141,292     3,925,092
     William Hill PLC ..............................     41,508       513,638
     Wolseley PLC ..................................     10,144       244,896
     WPP Group PLC .................................    235,842     3,188,552
                                                                 ------------
    TOTAL UNITED KINGDOM ......................................   153,205,737
                                                                 ------------


                                                                    VALUE
                                                       SHARES      (NOTE 2)
                                                      ---------  ------------
  VENEZUELA -- 0.0%
     Compania Anonima Nacional Telefonos
      de Venezuela, ADR ............................      6,910  $    135,367
                                                                 ------------
    TOTAL VENEZUELA ...........................................       135,367
                                                                 ------------
    TOTAL COMMON STOCK
     (COST $732,872,661) ......................................   902,101,855
                                                                 ------------
EXCHANGE TRADED FUNDS -- 5.3%
     iShares MSCI Emerging Markets Index Fund
      (Cost $44,617,393) ...........................    445,940    50,912,970
                                                                 ------------
PREFERRED STOCK -- 0.5%
  GERMANY -- 0.5%
     Fresenius AG ..................................      3,300       709,224
     Porsche AG ....................................      2,495     3,175,143
     ProSiebenSat.1 Media AG .......................     27,652       907,072
                                                                 ------------
    TOTAL GERMANY .............................................     4,791,439
                                                                 ------------
    TOTAL PREFERRED STOCK
     (COST $3,858,884) ........................................     4,791,439
                                                                 ------------
WARRANTS -- 0.2%
     Citigroup Global Markets Holdings Warrants* ...    153,082     2,124,855
                                                                 ------------
SHORT-TERM INVESTMENTS -- 0.6%
     BlackRock Liquidity Funds
      TempCash Portfolio -
      Institutional Series .........................  3,167,748     3,167,748
     BlackRock Liquidity Funds
      TempFund Portfolio -
      Institutional Series .........................  3,167,748     3,167,748
                                                                 ------------
    TOTAL SHORT-TERM INVESTMENTS
     (COST $6,335,496) ........................................     6,335,496
                                                                 ------------
    TOTAL INVESTMENTS -- 100.0%
     (COST $789,474,194)+ .....................................  $966,271,994
                                                                 ============

---------------
*    Non-income producing security.
+ The cost for Federal income tax purposes is $790,902,636. At December 31, 2006 net unrealized appreciation was $175,369,358. This consisted of aggregate gross unrealized appreciation for all securities for which there was an excess of market value over tax cost of $180,479,906, and aggregate gross unrealized depreciation for all securities for which there was an excess of tax cost over market value of $5,110,548.
ADR -- American Depository Receipt
GDR -- Global Depository Receipt
PLC -- Public Limited Company

    The accompanying notes are an integral part of the financial statements.

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-----------------------------------------------------------------------
   INVESTMENTS / DECEMBER 31, 2006 (UNAUDITED)

   (Showing Percentage of Total Investments)
--------------------------------------------------------------------------------

                                                                    VALUE
                                                      SHARES       (NOTE 2)
                                                   ------------  ------------
COMMON STOCK -- 1.8%
  FINANCIALS -- 0.3%
    Colonial Properties Trust .....................       8,000  $    375,040
    Digital Realty Trust, Inc. ....................       6,900       236,187
    HRPT Properties Trust .........................      45,700       564,395
                                                                 ------------
   TOTAL FINANCIALS ...........................................     1,175,622
                                                                 ------------
  INDUSTRIAL/OFFICE -- 0.6%
    Brookfield Properties Corp. ...................      39,400     1,549,602
    Florida East Coast Industries, Inc. ...........      23,400     1,394,640
                                                                 ------------
   TOTAL INDUSTRIAL/OFFICE ....................................     2,944,242
                                                                 ------------
  LODGING/RESORTS -- 0.9%
    Gaylord Entertainment Co. - Class A* ..........      15,000       763,950
    Hilton Hotels Corp. ...........................      71,800     2,505,820
    Starwood Hotels & Resorts Worldwide, Inc. .....      10,500       656,250
                                                                 ------------
   TOTAL LODGING/RESORTS ......................................     3,926,020
                                                                 ------------
   TOTAL COMMON STOCK
     (COST $5,830,125) ........................................     8,045,884
                                                                 ------------
REAL ESTATE INVESTMENT TRUSTS -- 17.4%
  DIVERSIFIED/OTHER -- 1.6%
    Annaly Mortgage Management, Inc. ..............      66,800       929,188
    Cousins Properties, Inc. ......................      23,300       821,791
    iStar Financial, Inc. .........................      33,839     1,618,181
    Plum Creek Timber Co., Inc. ...................      16,500       657,525
    Spirit Finance Corp. ..........................      21,700       270,599
    Vornado Realty Trust ..........................      16,800     2,041,200
    Washington Real Estate Investment Trust .......      15,000       600,000
                                                                 ------------
   TOTAL DIVERSIFIED/OTHER ....................................     6,938,484
                                                                 ------------
  HEALTH CARE -- 0.5%
    Health Care Property Investors, Inc. ..........       8,500       312,970
    Healthcare Realty Trust, Inc. .................      14,500       573,330
    Nationwide Health Properties, Inc. ............      28,000       846,160
    Omega Healthcare Investors, Inc. ..............      20,500       363,260
                                                                 ------------
   TOTAL HEALTH CARE ..........................................     2,095,720
                                                                 ------------


                                                                    VALUE
                                                      SHARES       (NOTE 2)
                                                   ------------  ------------
  INDUSTRIAL/OFFICE -- 5.4%
    Allied Properties Real Estate Investment Trust       80,400  $  1,593,793
    AMB Property Corp. ............................      14,500       849,845
    BioMed Realty Trust, Inc. .....................      12,000       343,200
    Boston Properties, Inc. .......................      25,500     2,852,940
    Brandywine Realty Trust .......................      25,700       854,525
    Corporate Office Properties Trust .............      10,400       524,888
    DCT Industrial Trust, Inc. ....................     100,700     1,188,260
    Douglas Emmett, Inc. ..........................      23,900       635,501
    Duke Realty Corp. .............................      31,100     1,271,990
    Equity Office Properties Trust ................      38,700     1,864,179
    First Potomac Realty Trust ....................      12,400       360,964
    Government Properties Trust, Inc. .............      68,100       721,860
    Highwoods Properties, Inc. ....................      22,000       896,720
    Kilroy Realty Corp. ...........................      10,500       819,000
    Liberty Property Trust ........................      68,000     3,341,520
    Mack-Cali Realty Corp. ........................      31,400     1,601,400
    Mission West Properties, Inc. .................     126,400     1,655,840
    ProLogis ......................................      37,300     2,266,721
    PS Business Parks, Inc. .......................       7,600       537,396
                                                                 ------------
   TOTAL INDUSTRIAL/OFFICE ....................................    24,180,542
                                                                 ------------
  LODGING/RESORTS -- 0.8%
     Ashford Hospitality Trust ....................      15,800       196,710
     Equity Lifestyle Properties, Inc. ............      25,600     1,393,408
     Hospitality Properties Trust .................       5,000       237,650
     Host Marriott Corp. ..........................      73,000     1,792,150
                                                                 ------------
   TOTAL LODGING/RESORTS ......................................     3,619,918
                                                                 ------------
  RESIDENTIAL -- 3.8%
    American Campus Communities, Inc. .............      33,100       942,357
    Apartment Investment & Management Co. - Class A      34,800     1,949,496
    Archstone-Smith Trust .........................      30,500     1,776,193
    Avalon Bay Communities, Inc. ..................      16,700     2,171,835
    Boardwalk Real Estate Investment Trust ........      29,300     1,045,987
    BRE Properties, Inc. - Class A ................      17,200     1,118,344
    Camden Property Trust .........................      15,000     1,107,750
    Equity Residential ............................      48,000     2,436,000
    Home Properties, Inc. .........................       5,500       325,985
    Post Properties, Inc. .........................      29,900     1,366,430
    Sun Communities, Inc. .........................      31,700     1,025,812


 The  accompanying  notes are an integral  part of the financial statements.

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-----------------------------------------------------------------------
   INVESTMENTS / DECEMBER 31, 2006 (UNAUDITED) -- CONTINUED

--------------------------------------------------------------------------------

                                                                    VALUE
                                                      SHARES       (NOTE 2)
                                                   ------------  ------------
  RESIDENTIAL -- (CONTINUED)
    United Dominion Realty Trust, Inc. ............      47,300  $  1,503,667
                                                                 ------------
   TOTAL RESIDENTIAL ..........................................    16,769,856
                                                                 ------------
  RETAIL -- 4.7%
    Acadia Realty Trust ...........................      22,900       572,958
    Cedar Shopping Centers, Inc. ..................       9,000       143,190
    Developers Diversified Realty Corp. ...........      31,400     1,976,630
    Federal Realty Investment Trust ...............      14,500     1,232,500
    General Growth Properties, Inc. ...............      26,100     1,363,203
    Kimco Realty Corp. ............................      18,900       849,555
    Kite Realty Group Trust .......................      96,900     1,804,278
    National Retail Properties, Inc. - Series C ...      19,600       498,820
    Pennsylvania Real Estate Investment Trust .....      12,700       500,126
    Ramco-Gershenson Properties Trust .............      42,700     1,628,578
    Realty Income Corp. ...........................      11,500       318,550
    Realty Income Corp. - Series E ................      21,700       546,189
    Regency Centers Corp. .........................      17,000     1,328,890
    Simon Property Group, Inc. ....................      40,100     4,061,729
    Tanger Factory Outlet Centers, Inc. ...........      17,700       691,716
    Taubman Centers, Inc. .........................      28,700     1,459,682
    The Macerich Co. ..............................      13,300     1,151,381
    Urstadt Biddle Properties - Class A ...........      47,800       912,502
                                                                 ------------
   TOTAL RETAIL ...............................................    21,040,477
                                                                 ------------
  SELF STORAGE -- 0.6%
    Extra Space Storage, Inc. .....................      28,000       511,280
    Public Storage, Inc. ..........................      23,100     2,252,250
    U-Store-It Trust ..............................       4,700        96,585
                                                                 ------------
   TOTAL SELF STORAGE .........................................     2,860,115
                                                                 ------------
   TOTAL REAL ESTATE INVESTMENT TRUSTS
    (COST $58,221,426) ........................................    77,505,112
                                                                 ------------
PREFERRED STOCK -- 2.5%
  DIVERSIFIED/OTHER -- 0.5%
    Colonial Property Trust - Series D, 8.125% ....       9,200       240,304
    Crescent Real Estate Equity Co. -
     Series A, 6.750% .............................      11,100       242,868


                                                                    VALUE
                                                      SHARES       (NOTE 2)
                                                   ------------  ------------
  DIVERSIFIED/OTHER -- (CONTINUED)
    iStar Financial, Inc. - Series D, 8.000% ......      18,300  $    465,918
    iStar Financial, Inc. - Series G, 7.650%* .....       3,500        89,600
    Trustreet Properties, Inc. - Series A, 7.720% .      23,800       594,762
    Vornado Realty Trust - Series H, 6.750%* ......      25,500       638,775
                                                                 ------------
   TOTAL DIVERSIFIED/OTHER ....................................     2,272,227
                                                                 ------------
  HEALTH CARE -- 0.2%
    Health Care Property Investors, Inc. -
     Series F, 7.100% .............................      23,100       591,822
    Health Care REIT - Series F, 7.625% ...........       9,200       238,004
                                                                 ------------
   TOTAL HEALTH CARE ..........................................       829,826
                                                                 ------------
  INDUSTRIAL/OFFICE -- 0.6%
    Alexandria Real Estate - Series C, 8.375% .....       6,900       180,504
    AMB Property Corp. - Series O, 7.000% .........       9,900       256,806
    Brandywine Realty Trust - Series C, 7.500% ....      10,300       261,414
    Cousins Properties, Inc. - Series A, 7.750% ...       7,900       204,610
    Kilroy Realty Corp. - Series E, 7.800% ........       3,500        90,947
    Kilroy Realty Corp. - Series F, 7.500% ........       8,700       220,545
    Maguire Properties, Inc. - Series A, 7.625% ...      26,000       642,980
    PS Business Parks, Inc. - Series H, 7.000%* ...      14,800       376,660
    PS Business Parks, Inc. - Series O, 7.375% ....       5,600       144,200
    SL Green Realty Corp. - Series C, 7.625% ......      11,200       286,944
                                                                 ------------
   TOTAL INDUSTRIAL/OFFICE ....................................     2,665,610
                                                                 ------------
  LODGING/RESORTS -- 0.2%
    Highland Hospitality Corp. -
     Series A, 7.875% .............................      15,000       380,400
    LaSalle Hotel Properties - Series D, 7.500% ...       4,700       119,286


    The accompanying notes are an integral part of the financial statements.

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-----------------------------------------------------------------------
   INVESTMENTS / DECEMBER 31, 2006 (UNAUDITED) -- CONTINUED

--------------------------------------------------------------------------------

                                                                    VALUE
                                                      SHARES       (NOTE 2)
                                                   ------------  ------------
  LODGING/RESORTS -- (CONTINUED)
    LaSalle Hotel Properties - Series G, 7.250% ...      16,900  $    430,105
    Winston Hotels, Inc. - Series B, 8.000% .......       8,921       226,014
                                                                 ------------
   TOTAL LODGING/RESORTS ......................................     1,155,805
                                                                 ------------
  MORTGAGE -- 0.2%
    Annaly Mortgage Management - Series A,
     7.875% .......................................      23,400       588,744
    MFA Mortgage Investment, Inc. - Series A,
     8.500% .......................................      11,200       281,456
                                                                 ------------
   TOTAL MORTGAGE .............................................       870,200
                                                                 ------------
  RESIDENTIAL -- 0.2%
    Apartment Investment & Management Co. -
     Series U, 7.750% .............................      17,900       456,808
    BRE Properties, Inc. - Series C, 6.750% .......      22,600       569,520
                                                                 ------------
   TOTAL RESIDENTIAL ..........................................     1,026,328
                                                                 ------------
  RETAIL -- 0.4%
    Pennsylvania Real Estate Investment Trust -
     Series A, 11.000% ............................       6,200       336,660
    Regency Centers Corp. - Series E, 6.700% ......      22,500       567,900
    Saul Centers, Inc. - Series A, 8.000% .........      11,600       299,512
    Tanger Factory Outlet Centers, Inc. -
     Series C, 7.500% .............................      12,300       318,324
    Taubman Centers, Inc. - Series G, 8.000%* .....       8,800       231,440
                                                                 ------------
   TOTAL RETAIL ...............................................     1,753,836
                                                                 ------------
  SELF STORAGE -- 0.2%
    Public Storage, Inc. - Series A, 10.000% ......      27,700       727,679
                                                                 ------------
   TOTAL SELF STORAGE .............................     727,679
                                                                 ------------
   TOTAL PREFERRED STOCK
    (COST $11,103,601) ........................................    11,301,511
                                                                 ------------


                                                    PRINCIPAL
                                                      AMOUNT/       VALUE
                                                      SHARES       (NOTE 2)
                                                   ------------  ------------
EXCHANGE-TRADED NOTES -- 14.3%
    iPATH Dow Jones-AIG Commodity Index
     Total Return Note* ...........................   1,139,677  $ 55,775,792
    iPATH GSCI Total Return Index Note* ...........     196,650     7,944,660
                                                                 ------------
   TOTAL EXCHANGE-TRADED NOTES
    (COST $65,812,066) ........................................    63,720,452
                                                                 ------------
EXCHANGE-TRADED FUNDS -- 12.3%
    iShares Cohen & Steers Realty
     Majors Index Fund ............................     231,694    23,238,908
    iShares Dow Jones U.S. Real Estate
     Index Fund ...................................      19,700     1,651,451
    iShares Lehman U.S. Treasury Inflation
     Protected Securities Index Fund ..............     268,772    26,554,674
    streetTRACKS Dow Jones Wilshire
     REIT Index Fund ..............................      31,300     2,751,583
    Vanguard REIT Index Fund ......................      14,200     1,093,400
                                                                 ------------
   TOTAL EXCHANGE-TRADED FUNDS
    (COST $46,942,916) ........................................    55,290,016
                                                                 ------------
INVESTMENT COMPANIES -- 5.1%
    PIMCO CommodityRealReturn Strategy Fund -
     Institutional Shares (COST $22,988,007) ......   1,614,079    22,532,546
                                                                 ------------
U.S. TREASURY OBLIGATIONS -- 42.7%
    U.S. Treasury Inflation Indexed
     Notes, 0.88%, 04/15/10 .......................$ 20,823,000    21,039,758
    U.S. Treasury Inflation Indexed
     Notes, 3.50%, 01/15/11 .......................  20,495,000    24,751,029
    U.S. Treasury Inflation Indexed
     Notes, 3.00%, 07/15/12 .......................  14,814,000    17,119,504
    U.S. Treasury Inflation Indexed
     Notes, 1.88%, 07/15/13 .......................  25,085,000    26,641,435
    U.S. Treasury Inflation Indexed
     Notes, 2.00%, 01/15/14 .......................  14,342,000    15,223,671


    The accompanying notes are an integral part of the financial statements.

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-----------------------------------------------------------------------
   INVESTMENTS / DECEMBER 31, 2006 (UNAUDITED) -- CONTINUED

--------------------------------------------------------------------------------

                                                    PRINCIPAL
                                                      AMOUNT/       VALUE
                                                      SHARES       (NOTE 2)
                                                   ------------  ------------
U.S. TREASURY OBLIGATIONS -- (CONTINUED)
    U.S. Treasury Inflation Indexed Notes,
     2.00%, 07/15/14 ..............................$ 14,635,000  $ 15,215,036
    U.S. Treasury Inflation Indexed Notes,
     1.63%, 01/15/15 ..............................  21,990,000    21,886,365
    U.S. Treasury Inflation Indexed Notes,
     2.38%, 01/15/25 ..............................   8,909,000     9,500,664
    U.S. Treasury Inflation Indexed Notes,
     2.00%, 01/15/26 ..............................   5,968,000     5,709,707
    U.S. Treasury Inflation Indexed Notes,
     3.63%, 04/15/28 ..............................  10,775,000    16,240,344
    U.S. Treasury Inflation Indexed Notes,
     3.88%, 04/15/29 ..............................  10,988,000    16,994,656
                                                                 ------------
   TOTAL U.S. TREASURY OBLIGATIONS
    (COST $190,375,479) .......................................   190,322,169
                                                                 ------------
SHORT-TERM INVESTMENTS -- 3.9%
    BlackRock Liquidity Funds
     TempCash Portfolio -
     Institutional Series .........................   8,707,988     8,707,988
    BlackRock Liquidity Funds
     TempFund Portfolio -
     Institutional Series .........................   8,707,988     8,707,988
                                                                 ------------
   TOTAL SHORT-TERM INVESTMENTS
    (COST $17,415,976) ........................................    17,415,976
                                                                 ------------
   TOTAL INVESTMENTS -- 100.0%
    (COST $418,689,596)+ ......................................  $446,133,666
                                                                 ============


---------------
*    Non-income producing security.
+ The cost for Federal income tax purposes is $418,739,777. At December 31, 2006, net unrealized appreciation was $27,393,889. This consisted of aggregate gross unrealized appreciation for all securities for which there was an excess of market value over tax cost of $30,800,215, and aggregate gross unrealized depreciation for all securities for which there was an excess of tax cost over market value of $3,406,326.





    The accompanying notes are an integral part of the financial statements.

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WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
---------------------------------------
   FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2006 (Unaudited)

                                                                                                     MULTI-MANAGER   MULTI-MANAGER
                                                       MULTI-MANAGER  MULTI-MANAGER  MULTI-MANAGER   INTERNATIONAL     REAL ASSET
                                                      LARGE-CAP FUND   MID-CAP FUND  SMALL-CAP FUND      FUND             FUND
                                                      --------------  -------------  --------------  --------------  --------------
ASSETS:
Investment in securities, at value* ...............    $182,850,974    $39,241,192     $45,943,000    $966,271,994    $446,133,666
Foreign currency at value** .......................              --             --              --       8,960,790              --
Receivable for fund shares sold ...................         417,255         45,171          98,842       1,055,995       1,589,351
Receivable for investments sold ...................           2,737             --         516,849       1,178,571          75,237
Dividends and interest receivable .................         154,707         42,018          48,039       2,784,554       2,309,760
Other assets ......................................           2,156          1,847              --          79,222          56,526
                                                       ------------    -----------     -----------    ------------    ------------
Total assets ......................................     183,427,829     39,330,228      46,606,730     980,331,126     450,164,540
                                                       ------------    -----------     -----------    ------------    ------------
LIABILITIES:
Payable for fund shares redeemed ..................          29,391          1,591         102,287         130,359       1,538,934
Payable for investments purchased .................         321,708          5,892         135,226       1,397,700       4,737,957
Net unrealized depreciation on forward foreign
   currency exchange contracts ....................              --             --              --         584,696              --
Variation margin payable on futures contracts .....              --             --              --           7,330              --
Accrued advisory fee ..............................          93,196          9,006          19,639         691,810         177,676
Other accrued expenses ............................          47,605         13,287          52,763         255,055              --
Other liabilities .................................              --             --          11,379              --              --
                                                       ------------    -----------     -----------    ------------    ------------
Total liabilities                                           491,900         29,776         321,294       3,066,950       6,454,567
                                                       ------------    -----------     -----------    ------------    ------------
NET ASSETS                                             $182,935,929    $39,300,452     $46,285,436    $977,264,176    $443,709,973
                                                       ============    ===========     ===========    ============    ============
NET ASSETS CONSIST OF:
Paid-in capital ...................................    $155,949,030    $32,585,920     $36,199,718    $787,353,893    $413,933,416
Undistributed net investment income (loss)/
   distributions in excess of net investment
   income .........................................         (10,125)       (16,139)        (39,236)     (2,857,957)        799,287
Accumulated net realized gain on investments ......       5,791,668      3,750,795       1,491,376      16,484,896       1,533,200
Net unrealized appreciation of investments ........      21,205,356      2,979,876       8,633,578     176,283,344      27,444,070
                                                       ------------    -----------     -----------    ------------    ------------
NET ASSETS ........................................    $182,935,929    $39,300,452     $46,285,436    $977,264,176    $443,709,973
                                                       ============    ===========     ===========    ============    ============
NET ASSETS BY SHARE CLASS:
Institutional Shares ..............................    $182,924,732    $39,289,579     $46,274,223    $977,188,845    $443,678,798
A Shares(1) .......................................          11,197         10,873          11,213          75,331          31,175
                                                       ------------    -----------     -----------    ------------    ------------
                                                       $182,935,929    $39,300,452     $46,285,436    $977,264,176    $443,709,973
                                                       ============    ===========     ===========    ============    ============
SHARES OF BENEFICIAL INTEREST OUTSTANDING:
   ($0.01 par value, unlimited authorized shares):
Institutional Shares ..............................      13,541,264      3,139,012       3,525,508      92,351,025      28,601,872
A Shares(1) .......................................             828            871             857           7,126           2,009

NET ASSET VALUE PER SHARE:
   Institutional Shares (net asset value, offering
     and redemption price) ........................    $      13.51    $     12.52     $     13.13    $      10.58    $      15.51
                                                       ------------    -----------     -----------    ------------    ------------
   A Shares(1) (net asset value (NAV), offering
     and redemption price) ........................    $      13.52    $     12.48     $     13.08    $      10.57    $      15.52
                                                       ------------    -----------     -----------    ------------    ------------
   A Shares(1) (Public offering price -- NAV/0.965)    $      14.01    $     12.93     $     13.55    $      10.95    $      16.08
                                                       ------------    -----------     -----------    ------------    ------------

-----------
*   Investments at cost ...........................    $161,645,618    $36,261,316     $37,309,422    $789,474,194    $418,689,596
**  Foreign currency at cost ......................    $         --    $        --     $        --    $  8,954,242    $         --
(1) Formerly, Investor Shares.

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
---------------------------------------
   FINANCIAL STATEMENTS -- CONTINUED
--------------------------------------------------------------------------------

STATEMENTS OF OPERATIONS
For the Six-Month Period Ended December 31, 2006 (Unaudited)

                                                                                                    MULTI-MANAGER    MULTI-MANAGER
                                                      MULTI-MANAGER  MULTI-MANAGER  MULTI-MANAGER   INTERNATIONAL     REAL ASSET
                                                     LARGE-CAP FUND   MID-CAP FUND  SMALL-CAP FUND      FUND             FUND
                                                     --------------  -------------  --------------  --------------  --------------
INVESTMENT INCOME:
   Dividends ........................................  $ 1,218,804     $  291,451     $  265,892     $  8,284,035    $ 3,472,698
   Interest .........................................       78,371         31,723         17,275          311,855      2,533,674
   Foreign tax withheld .............................           (1)          (280)           (65)        (479,623)        (9,288)
                                                       -----------     ----------     ----------     ------------    -----------
   Total investment income ..........................    1,297,174        322,894        283,102        8,116,267      5,997,084
                                                       -----------     ----------     ----------     ------------    -----------
EXPENSES:
   Advisory fees ....................................      548,481        155,071        200,861        3,781,933        926,692
   Administration fees ..............................       12,095          3,503          3,780           68,661         29,917
   Sub-administration and accounting fees ...........       58,178         27,862         35,106          282,000        113,811
   Custody fees .....................................       15,957         15,220         27,273          294,079         16,718
   Transfer agent fees ..............................       21,651         15,106         17,103          120,318         27,156
   Distribution fees -- A Shares(1) .................           13             13             15               54             32
   Professional fees ................................       34,921         37,397         36,978           56,243         54,892
   Reports to shareholders ..........................       10,271          8,248          9,278           38,899         13,836
   Registration fees ................................       17,644         16,002         15,099           35,930         24,537
   Trustees' fees ...................................        9,686          9,949          9,680            9,662          9,680
   Compliance services ..............................        1,671          1,653          1,760            3,791          1,816
   Other ............................................       14,135         10,890         13,906           51,968         11,474
                                                       -----------     ----------     ----------     ------------    -----------
      Total expenses before fee waivers and expense
        reimbursements ..............................      744,703        300,914        370,839        4,743,538      1,230,561
   Advisory fees waived .............................      (57,161)       (38,134)       (62,718)         (34,248)       (24,404)
   Sub-administration and accounting fees waived ....           --         (2,888)        (2,962)              --             --
                                                       -----------     ----------     ----------     ------------    -----------
        Total expenses, net .........................      687,542        259,892        305,159        4,709,290      1,206,157
                                                       -----------     ----------     ----------     ------------    -----------
NET INVESTMENT INCOME (LOSS) ........................      609,632         63,002        (22,057)       3,406,977      4,790,927
                                                       -----------     ----------     ----------     ------------    -----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
   INVESTMENTS AND FOREIGN CURRENCY:
   Net realized gain on investments .................    7,859,221      6,183,889      3,778,757       24,341,132      2,134,318
   Net realized gain (loss) of foreign currency
     transactions ...................................           --             --             --       (1,115,037)       160,262
   Net realized gain on futures contracts ...........           --             --             --        1,045,563             --
                                                       -----------     ----------     ----------     ------------    -----------
   Net realized gain on investments and foreign
     currencies .....................................    7,859,221      6,183,889      3,778,757       24,271,658      2,294,580
   Net increase (decrease) in unrealized
     appreciation (depreciation) on investments
     and foreign currency ...........................    8,199,447     (3,798,299)      (938,339)     111,990,174     10,593,622
                                                       -----------     ----------     ----------     ------------    -----------
   Net gain on investments and foreign currencies ...   16,058,668      2,385,590      2,840,418      136,261,832     12,888,202
                                                       -----------     ----------     ----------     ------------    -----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS.  $16,668,300     $2,448,592     $2,818,361     $139,668,809    $17,679,129
                                                       -----------     ----------     ----------     ------------    -----------

------------------
(1)  Formerly, Investor Shares.

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
---------------------------------------
   FINANCIAL STATEMENTS -- CONTINUED
--------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS

                                             MULTI-MANAGER                   MULTI-MANAGER                   MULTI-MANAGER
                                             LARGE-CAP FUND                   MID-CAP FUND                  SMALL-CAP FUND
                                     -----------------------------   -----------------------------   -----------------------------
                                       FOR THE                         FOR THE                         FOR THE
                                      SIX-MONTH                       SIX-MONTH                       SIX-MONTH
                                     PERIOD ENDED      FOR THE       PERIOD ENDED      FOR THE       PERIOD ENDED      FOR THE
                                     DECEMBER 31,    FISCAL YEAR     DECEMBER 31,    FISCAL YEAR     DECEMBER 31,    FISCAL YEAR
                                         2006       ENDED JUNE 30,       2006       ENDED JUNE 30,       2006       ENDED JUNE 30,
                                     (UNAUDITED)         2006         (UNAUDITED)        2006        (UNAUDITED)         2006
                                     ------------   --------------   ------------   --------------   ------------   --------------
INCREASE (DECREASE) IN NET ASSETS:
Operations:
   Net investment income (loss) ...  $    609,632    $    647,811    $     63,002    $      5,836    $    (22,057)   $   (170,902)
   Net realized gain (loss) on
     investments and foreign
     currency .....................     7,859,221        (155,801)      6,183,889       3,276,972       3,778,757       5,440,738
   Net increase (decrease) in
     unrealized appreciation
     (depreciation) on investments
     and foreign currency .........     8,199,447       4,437,482      (3,798,299)        200,758        (938,339)        160,517
                                     ------------    ------------    ------------    ------------    ------------    ------------
Net increase in net assets
     resulting from operations ....    16,668,300       4,929,492       2,448,592       3,483,566       2,818,361       5,430,353
                                     ------------    ------------    ------------    ------------    ------------    ------------
Distributions to shareholders from:
   Net investment income:
     Institutional Shares .........      (680,978)       (655,153)        (71,517)         (2,296)             --              --
     A Shares(1) ..................           (31)             (8)            (12)             --              --              --
                                     ------------    ------------    ------------    ------------    ------------    ------------
                                         (681,009)       (655,161)        (71,529)         (2,246)             --              --
                                     ------------    ------------    ------------    ------------    ------------    ------------
   Net realized gains:
     Institutional Shares .........    (1,403,771)     (2,839,235)     (3,544,827)     (4,714,067)     (6,345,940)     (4,166,754)
     A Shares(1) ..................           (86)             --            (954)             --          (1,481)             --
                                     ------------    ------------    ------------    ------------    ------------    ------------
                                       (1,403,857)     (2,839,235)     (3,545,781)     (4,714,067)     (6,347,421)     (4,166,754)
                                     ------------    ------------    ------------    ------------    ------------    ------------
Total distributions ...............    (2,084,866)     (3,494,396)     (3,617,310)     (4,716,363)     (6,347,421)     (4,166,754)
                                     ------------    ------------    ------------    ------------    ------------    ------------
Fund share transactions (Note 7):
   Proceeds from shares sold ......    51,288,197      59,546,332       9,187,308      21,758,497       7,705,593      23,118,312
   Cost of shares issued on
     reinvestment of distributions      1,630,847       2,619,989       2,804,549       3,814,849       5,163,071       3,369,535
   Cost of shares redeemed ........   (12,186,468)    (13,779,276)    (21,007,644)    (13,043,704)    (18,424,473)    (25,651,821)
                                     ------------    ------------    ------------    ------------    ------------    ------------
Net increase (decrease) in net
   assets from Fund share
   transactions ...................    40,732,576      48,387,045      (9,015,787)     12,529,642      (5,555,809)        836,026
                                     ------------    ------------    ------------    ------------    ------------    ------------
Total increase (decrease) in net
   assets .........................    55,316,010      49,822,141     (10,184,505)     11,296,845      (9,084,869)      2,099,625
NET ASSETS:
   Beginning of Period ............   127,619,919      77,797,778      49,484,957      38,188,112      55,370,305      53,270,680
                                     ------------    ------------    ------------    ------------    ------------    ------------
   End of Period ..................  $182,935,929    $127,619,919    $ 39,300,452    $ 49,484,957    $ 46,285,436    $ 55,370,305
                                     ============    ============    ============    ============    ============    ============
Undistributed net investment
   income (loss)/distribution
   in excess of net investment
   income .........................  $    (10,125)   $     61,252    $    (16,139)   $     (7,612)   $    (39,236)   $    (17,179)
                                     ------------    ------------    ------------    ------------    ------------    ------------

-----------------
(1)  Formerly, Investor Shares.

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
---------------------------------------
   FINANCIAL STATEMENTS -- CONTINUED
--------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS

                                             MULTI-MANAGER                  MULTI-MANAGER
                                          INTERNATIONAL FUND               REAL ASSET FUND
                                     ----------------------------    ----------------------------
                                       FOR THE                         FOR THE
                                      SIX-MONTH        FOR THE        SIX-MONTH        FOR THE
                                     PERIOD ENDED    FISCAL YEAR     PERIOD ENDED    FISCAL YEAR
                                     DECEMBER 31,       ENDED        DECEMBER 31,       ENDED
                                         2006          JUNE 30,          2006          JUNE 30,
                                      (UNAUDITED)        2006         (UNAUDITED)        2006
                                     ------------    ------------    ------------    ------------
INCREASE (DECREASE) IN NET ASSETS:
Operations:
   Net investment income ..........  $  3,406,977    $  7,828,443    $  4,790,927    $  2,889,627
   Net realized gain on
     investments and foreign
     currency .....................    24,271,658      91,573,168       2,294,580       3,360,133
   Net increase (decrease) in
     unrealized appreciation
     (depreciation) on investments
     and foreign currency .........   111,990,174      34,664,147      10,593,622       7,971,807
                                     ------------    ------------    ------------    ------------
Net increase in net assets
   resulting from operations ......   139,668,809     134,065,758      17,679,129      14,221,567
                                     ------------    ------------    ------------    ------------
Distributions to shareholders from:
   Net investment income:
      Institutional Shares ........    (3,422,464)    (14,430,186)     (4,642,504)     (2,310,325)
      A Shares(1) .................          (143)           (158)           (289)           (108)
                                     ------------    ------------    ------------    ------------
                                       (3,422,607)    (14,430,344)     (4,642,793)     (2,310,433)
                                     ------------    ------------    ------------    ------------
   Net realized gains:
     Institutional Shares .........   (80,079,021)    (37,877,601)     (2,994,287)     (4,884,493)
     A Shares(1) ..................        (4,508)             --            (215)             --
                                     ------------    ------------    ------------    ------------
                                      (80,083,529)    (37,877,601)     (2,994,502)     (4,884,493)
                                     ------------    ------------    ------------    ------------
Total distributions ...............   (83,506,136)    (52,307,945)     (7,637,295)     (7,194,926)
                                     ------------    ------------    ------------    ------------
Fund share transactions (Note 7):
   Proceeds from shares sold ......   103,668,713     332,961,785     182,980,178     235,698,145
   Cost of shares issued on
     reinvestment of distributions     61,503,915      34,152,794       3,877,706       4,748,551
   Cost of shares redeemed ........   (63,511,549)    (56,012,824)    (33,249,765)    (26,375,921)
                                     ------------    ------------    ------------    ------------
Net increase in net assets from
   Fund share transactions ........   101,661,079     311,101,755     153,608,119     214,070,775
                                     ------------    ------------    ------------    ------------
Total increase in net assets ......   157,823,752     392,859,568     163,649,953     221,097,416
NET ASSETS:
   Beginning of Period ............   819,440,424     426,580,856     280,060,020      58,962,604
                                     ------------    ------------    ------------    ------------
   End of Period ..................  $977,264,176    $819,440,424    $443,709,973    $280,060,020
                                     ============    ============    ============    ============
Undistributed net investment
  income (loss)/distribution
  in excess of net investment
  income ..........................  $ (2,857,957)   $ (2,842,327)   $    799,287    $    651,153
                                     ------------    ------------    ------------    ------------

---------------
(1) Formerly, Investor Shares.

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
---------------------------------------
   FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------


The following tables include selected data for a share outstanding throughout each period and other performance information derived from the financial statements. The total returns in the tables represent the rate an investor would have earned or lost on an investment in the Funds (assuming reinvestment of all dividends and distributions). This information should be read in conjunction with the financial statements and notes thereto.

                                                           FOR THE
                                                          SIX MONTHS
                                                             ENDED         FOR THE FISCAL YEAR      FOR THE PERIOD
                                                          DECEMBER 31,        ENDED JUNE 30,        JULY 1, 2003(1)
                                                              2006       -----------------------        THROUGH
MULTI-MANAGER LARGE-CAP FUND -- INSTITUTIONAL SHARES      (UNAUDITED)       2006         2005        JUNE 30, 2004
                                                         -------------   ----------   ----------   -----------------
NET ASSET VALUE -- BEGINNING OF PERIOD ..............      $  12.33       $  12.05      $ 11.27         $ 10.00
                                                           --------       --------      -------         -------
INVESTMENT OPERATIONS:
   Net investment income(2) .........................          0.05           0.08         0.10            0.05
   Net realized and unrealized gain on investments ..          1.28           0.69         0.77            1.27
                                                           --------       --------      -------         -------
      Total from investment operations ..............          1.33           0.77         0.87            1.32
                                                           --------       --------      -------         -------
DISTRIBUTIONS:
   From net investment income .......................         (0.05)         (0.08)       (0.09)          (0.05)
   From net realized gains ..........................         (0.10)         (0.41)          --              --
                                                           --------       --------      -------         -------
      Total distributions ...........................         (0.15)         (0.49)       (0.09)          (0.05)
                                                           --------       --------      -------         -------
NET ASSET VALUE -- END OF PERIOD ....................      $  13.51       $  12.33      $ 12.05         $ 11.27
                                                           ========       ========      =======         =======
TOTAL RETURN ........................................        10.86%**        6.47%        7.75%          13.18%**

RATIOS (TO AVERAGE NET ASSETS)/SUPPLEMENTAL DATA:(3)
   Expenses:
      Including expense limitations .................         0.88%*         1.00%        1.00%           1.00%*
      Excluding expense limitations .................         0.95%*         1.07%        1.29%           1.53%*
   Net investment income ............................         0.78%*         0.67%        0.85%           0.56%*
Portfolio turnover rate .............................           76%**          57%          42%             26%**
Net assets at the end of period (000 omitted) .......      $182,925       $127,610      $77,798         $69,480

---------------
*    Annualized
**   Not annualized
(1)  Commencement of operations.
(2) The net investment income per share was calculated using the average shares outstanding method.
(3) For the periods prior to July 1, 2005, the Fund operated in a "fund-of-funds" structure. The expense and net investment income ratios include expenses allocated from the underlying funds, WT Investment Trust I-Large Cap Multi-Manager Series and Large Cap Quantitative Series (the "Series") and the portfolio turnover rate reflects the Fund's investment activity in the Series. Effective July 1, 2005, the Fund no longer operates in a "fund-of-funds" structure.


    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
---------------------------------------
   FINANCIAL HIGHLIGHTS -- CONTINUED
--------------------------------------------------------------------------------

                                                                      FOR THE
                                                                     SIX MONTHS
                                                                        ENDED           FOR THE PERIOD
                                                                     DECEMBER 31,     DECEMBER 20, 2005(1)
                                                                        2006               THROUGH
MULTI-MANAGER LARGE-CAP FUND -- A SHARES(2)                          (UNAUDITED)        JUNE 30, 2006
                                                                     ------------     --------------------
NET ASSET VALUE -- BEGINNING OF PERIOD ..........................      $ 12.33              $ 12.21
                                                                       -------              -------
INVESTMENT OPERATIONS:
   Net investment income(3) .....................................         0.05                 0.03
   Net realized and unrealized gain on investments ..............         1.28                 0.10
                                                                       -------              -------
      Total from investment operations ..........................         1.33                 0.13
                                                                       -------              -------
DISTRIBUTIONS:
   From investment income .......................................        (0.04)               (0.01)
   From net realized gains ......................................        (0.10)                  --
                                                                       -------              -------
      Total distributions .......................................        (0.14)               (0.01)
                                                                       -------              -------
NET ASSET VALUE -- END OF PERIOD ................................      $ 13.52              $ 12.33
                                                                       =======              =======
TOTAL RETURN(4) .................................................       10.81%**              1.07%**

RATIOS (TO AVERAGE NET ASSETS)/SUPPLEMENTAL DATA:
   Expenses:
      Including expense limitations .............................        1.13%*               1.25%*
      Excluding expense limitations .............................        1.20%*               1.28%*
   Net investment income ........................................        0.53%*               0.46%*
Portfolio turnover rate .........................................          76%**                57%(5)
Net assets at the end of period (000 omitted) ...................      $    11              $    10

---------------
*    Annualized
**   Not annualized
(1)  Commencement of operations.
(2)  Formerly, Investors Shares.
(3) The net investment income per share was calculated using the average shares outstanding method.
(4) Total Return does not reflect the impact of the maximum front-end sales load of 3.50%. If reflected, the return would be lower.
(5) Represents the portfolio turnover rate for the Fund for the year ended June 30, 2006.





    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
---------------------------------------
   FINANCIAL HIGHLIGHTS -- CONTINUED
--------------------------------------------------------------------------------

                                                           FOR THE
                                                          SIX MONTHS
                                                            ENDED          FOR THE FISCAL YEAR      FOR THE PERIOD
                                                          DECEMBER 31,        ENDED JUNE 30,        JULY 1, 2003(1)
                                                              2006        ----------------------        THROUGH
MULTI-MANAGER MID-CAP FUND -- INSTITUTIONAL SHARES        (UNAUDITED)       2006         2005        JUNE 30, 2004
                                                         -------------    --------    ----------   -----------------
NET ASSET VALUE -- BEGINNING OF PERIOD ..............       $ 12.91        $ 13.30      $ 12.21         $ 10.00
                                                            -------        -------      -------         -------
INVESTMENT OPERATIONS:
   Net investment income (loss)(2) ..................          0.02             --(4)        --(4)        (0.01)
   Net realized and unrealized gain on investments ..          0.81           1.29         1.13            2.22
                                                            -------        -------      -------         -------
      Total from investment operations ..............          0.83           1.29         1.13            2.21
                                                            -------        -------      -------         -------
DISTRIBUTIONS:
   From net investment income .......................         (0.02)            --(4)     (0.01)             --
   From net realized gains ..........................         (1.20)         (1.68)       (0.03)             --
                                                            -------        -------      -------         -------
      Total distributions ...........................         (1.22)         (1.68)       (0.04)             --
                                                            -------        -------      -------         -------
NET ASSET VALUE -- END OF PERIOD ....................       $ 12.52        $ 12.91      $ 13.30         $ 12.21
                                                            =======        =======      =======         =======
TOTAL RETURN ........................................         6.37%**        9.93%        9.33%          22.10%**

RATIOS (TO AVERAGE NET ASSETS)/SUPPLEMENTAL DATA:(3)
   Expenses:
      Including expense limitations .................         1.15%*         1.15%        1.15%           1.15%*
      Excluding expense limitations .................         1.33%*         1.34%        1.53%           1.89%*
   Net investment income (loss) .....................         0.28%*         0.01%        0.01%         (0.05)%*
Portfolio turnover rate .............................          120%**          84%          32%             17%**
Net assets at the end of period (000 omitted) .......       $39,290        $49,475      $38,188         $41,637

--------------
*    Annualized
**   Not annualized
(1)  Commencement of operations.
(2) The net investment income (loss) per share was calculated using the average shares outstanding method.
(3) For the periods prior to July 1, 2005, the Fund operated in a "fund-of-funds" structure. The expense and net investment income (loss) ratios include expenses allocated from the underlying funds, WT Investment Trust I-Mid Cap Multi-Manager Series and Mid Cap Quantitative Series (the "Series") and the portfolio turnover rate reflects the Fund's investment activity in the Series. Effective July 1, 2005, the Fund no longer operates in a "fund-of-funds" structure.
(4)  Less than $0.01 per share.




    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
---------------------------------------
   FINANCIAL HIGHLIGHTS -- CONTINUED
--------------------------------------------------------------------------------

                                                                      FOR THE
                                                                     SIX MONTHS
                                                                        ENDED           FOR THE PERIOD
                                                                     DECEMBER 31,     DECEMBER 20, 2005(1)
                                                                        2006               THROUGH
MULTI-MANAGER MID-CAP FUND -- A SHARES(2)                            (UNAUDITED)        JUNE 30, 2006
                                                                     ------------     --------------------
NET ASSET VALUE -- BEGINNING OF PERIOD ............................     $12.89              $ 12.58
                                                                        ------              -------
INVESTMENT OPERATIONS:
   Net investment income (loss)(3) ................................         --(5)                --(5)
   Net realized and unrealized gain on investments ................       0.80                 0.31
                                                                        ------              -------
      Total from investment operations ............................       0.80                 0.31
                                                                        ------              -------
DISTRIBUTIONS:
   From net investment income .....................................      (0.01)                  --
   From net realized gains ........................................      (1.20)                  --
                                                                        ------              -------
      Total distributions .........................................      (1.21)                  --
                                                                        ------              -------
NET ASSET VALUE -- END OF PERIOD ..................................     $12.48              $ 12.89
                                                                        ======              =======
TOTAL RETURN(4) ...................................................      6.23%**              2.46%**

RATIOS (TO AVERAGE NET ASSETS)/SUPPLEMENTAL DATA:
   Expenses:
      Including expense limitations ...............................      1.40%*               1.40%*
      Excluding expense limitations ...............................      1.58%*               1.58%*
   Net investment income (loss) ...................................      0.03%*             (0.05)%*
Portfolio turnover rate ...........................................       120%**                84%(6)
Net assets at the end of period (000 omitted) .....................     $   11              $    10

-------------
*    Annualized
**   Not annualized
(1)  Commencement of operations.
(2)  Formerly, Investor Shares.
(3) The net investment income (loss) per share was calculated using the average shares outstanding method.
(4) Total return does not reflect the impact of the maximum front-end sales load of 3.50%. If reflected, the return would be lower.
(5)  Less than $0.01 per share.
(6) Represents the portfolio turnover rate for the Fund for the year ended June 30, 2006.




    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
---------------------------------------
   FINANCIAL HIGHLIGHTS -- CONTINUED
--------------------------------------------------------------------------------

                                                           FOR THE
                                                          SIX MONTHS
                                                            ENDED          FOR THE FISCAL YEAR      FOR THE PERIOD
                                                          DECEMBER 31,        ENDED JUNE 30,        JULY 1, 2003(1)
                                                              2006        ----------------------        THROUGH
MULTI-MANAGER SMALL-CAP FUND -- INSTITUTIONAL SHARES      (UNAUDITED)       2006         2005        JUNE 30, 2004
                                                         -------------    --------    ----------   -----------------
NET ASSET VALUE -- BEGINNING OF PERIOD ................    $  14.20       $  13.92      $  12.80       $  10.00
                                                           --------       --------      --------       --------
INVESTMENT OPERATIONS:
   Net investment loss(2) .............................       (0.01)         (0.04)        (0.02)         (0.03)
   Net realized and unrealized gain on investments ....        0.93           1.43          1.46           2.83
                                                           --------       --------      --------       --------
      Total from investment operations ................        0.92           1.39          1.44           2.80
                                                           --------       --------      --------       --------
DISTRIBUTIONS:
   From net realized gains ............................       (1.99)         (1.11)        (0.32)            --
                                                           --------       --------      --------       --------
      Total distributions .............................       (1.99)         (1.11)        (0.32)            --
                                                           --------       --------      --------       --------
NET ASSET VALUE -- END OF PERIOD ......................    $  13.13       $  14.20      $  13.92       $  12.80
                                                           ========       ========      ========       ========
TOTAL RETURN ..........................................       6.37%**       10.42%        11.29%         28.00%**

RATIOS (TO AVERAGE NET ASSETS)/SUPPLEMENTAL DATA:(3)
   Expenses:
      Including expense limitations ...................       1.25%*         1.25%         1.25%          1.25%*
      Excluding expense limitations ...................       1.52%*         1.49%         1.58%          1.92%*
   Net investment loss ................................     (0.09)%*       (0.31)%       (0.16)%        (0.26)%*
Portfolio turnover rate ...............................         55%**          96%           44%            20%**
Net assets at the end of period (000 omitted) .........    $ 46,274       $ 55,357      $ 53,271       $ 55,776

-------------
*    Annualized
**   Not annualized
(1)  Commencement of operations.
(2) The net investment loss per share was calculated using the average shares outstanding method.
(3) For the periods prior to July 1, 2005, the Fund operated in a "fund-of-funds" structure. The expense and net investment loss ratios include expenses allocated from the underlying funds, WT Investment Trust I-Small Cap Multi-Manager Series and Small Cap Quantitative Series (the "Series") and the portfolio turnover rate reflects the Fund's investment activity in the Series. Effective July 1, 2005, the Fund no longer operates in a "fund-of-funds" structure.




    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
---------------------------------------
   FINANCIAL HIGHLIGHTS -- CONTINUED
--------------------------------------------------------------------------------

                                                                      FOR THE
                                                                     SIX MONTHS
                                                                        ENDED           FOR THE PERIOD
                                                                     DECEMBER 31,     DECEMBER 20, 2005(1)
                                                                        2006               THROUGH
MULTI-MANAGER SMALL-CAP FUND -- A SHARES(2)                          (UNAUDITED)        JUNE 30, 2006
                                                                     ------------     --------------------
NET ASSET VALUE -- BEGINNING OF PERIOD ............................    $  14.17              $  13.43
                                                                       --------              --------
INVESTMENT OPERATIONS:
   Net investment loss(3) .........................................       (0.02)                (0.04)
   Net realized and unrealized gain on investments ................        0.92                  0.78
                                                                       --------              --------
      Total from investment operations ............................        0.90                  0.74
                                                                       --------              --------
DISTRIBUTIONS:
   From net realized gains ........................................       (1.99)                   --
                                                                       --------              --------
      Total distributions .........................................       (1.99)                   --
                                                                       --------              --------
NET ASSET VALUE -- END OF PERIOD ..................................    $  13.08              $  14.17
                                                                       ========              ========
TOTAL RETURN(4) ...................................................       6.23%**               5.51%**

RATIOS (TO AVERAGE NET ASSETS)/SUPPLEMENTAL DATA:
   Expenses:
      Including expense limitations ...............................       1.50%*                1.50%*
      Excluding expense limitations ...............................       1.77%*                1.75%*
   Net investment loss ............................................     (0.34)%*              (0.54)%*
Portfolio turnover rate ...........................................         55%**                 96%(5)
Net assets at the end of period (000 omitted) .....................    $     11              $     13

-------------
*    Annualized
**   Not annualized
(1)  Commencement of operations.
(2)  Formerly, Investor Shares.
(3) The net investment loss per share was calculated using the average shares outstanding method.
(4) Total return does not reflect the impact of the maximum front-end sales load of 3.50%. If reflected, the return would be lower.
(5) Represents the portfolio turnover rate for the Fund for the year ended June 30, 2006.





    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
---------------------------------------
   FINANCIAL HIGHLIGHTS -- CONTINUED
--------------------------------------------------------------------------------

                                                             FOR THE
                                                            SIX MONTHS
                                                              ENDED
                                                           DECEMBER 31,            FOR THE FISCAL YEARS ENDED JUNE (30,)
MULTI-MANAGER INTERNATIONAL FUND --                            2006      --------------------------------------------------------
   INSTITUTIONAL SHARES                                     (UNAUDITED)    2006        2005        2004        2003        2002
                                                           ------------  --------    --------    --------    --------    --------
NET ASSET VALUE -- BEGINNING OF PERIOD ...................   $   9.92    $   8.53    $   7.39    $   5.75    $   6.29    $   7.43
                                                             --------    --------    --------    --------    --------    --------
INVESTMENT OPERATIONS:
   Net investment income(1) ..............................       0.04        0.12        0.14        0.08        0.07        0.01
   Net realized and unrealized gain (loss) on
     investments and foreign currency ....................       1.59        2.08        1.07        1.59       (0.61)      (1.07)
                                                             --------    --------    --------    --------    --------    --------
      Total from investment operations ...................       1.63        2.20        1.21        1.67       (0.54)      (1.06)
                                                             --------    --------    --------    --------    --------    --------
DISTRIBUTIONS:
   From net investment income ............................      (0.04)      (0.20)      (0.07)      (0.03)         --       (0.02)
   From net realized gains ...............................      (0.93)      (0.61)         --          --          --       (0.06)
                                                             --------    --------    --------    --------    --------    --------
      Total distributions ................................      (0.97)      (0.81)      (0.07)      (0.03)         --       (0.08)
                                                             --------    --------    --------    --------    --------    --------
NET ASSET VALUE -- END OF PERIOD .........................   $  10.58    $   9.92    $   8.53    $   7.39    $   5.75    $   6.29
                                                             ========    ========    ========    ========    ========    ========
TOTAL RETURN .............................................     16.57%**    26.70%      16.41%      29.12%     (8.59)%    (14.30)%
RATIOS (TO AVERAGE NET ASSETS)/
   SUPPLEMENTAL DATA:(2)
   Expenses:
      Including expense limitations ......................      1.06%*      1.09%       1.00%       1.08%       1.36%       1.37%
      Excluding expense limitations ......................      1.06%*      1.10%       1.00%       1.08%       1.38%       1.39%
   Net investment income .................................      0.77%*      1.24%       1.76%       1.16%       1.28%       0.21%
 Portfolio turnover rate .................................        37%**      122%         71%        129%        148%         91%
Net assets at the end of period (000 omitted) ............   $977,189    $819,422    $426,581    $251,851    $ 95,420    $ 61,660

-------------
*    Annualized
**   Not annualized
(1) The net investment income per share was calculated using the average shares outstanding method.
(2) For the periods prior to July 1, 2005, the Fund operated as a feeder fund in a master-feeder structure. The expense and net investment income ratios include expenses allocated from the master fund, WT Investment Trust I-International Multi-Manager Series (the "Series") and the portfolio turnover rate reflects the Fund's investment activity in the Series. Effective July 1, 2005, the Fund no longer operates in a master-feeder structure.




    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
---------------------------------------
   FINANCIAL HIGHLIGHTS -- CONTINUED
--------------------------------------------------------------------------------

                                                                      FOR THE
                                                                     SIX MONTHS
                                                                        ENDED           FOR THE PERIOD
                                                                     DECEMBER 31,     DECEMBER 20, 2005(1)
                                                                        2006               THROUGH
MULTI-MANAGER INTERNATIONAL FUND -- A SHARES(2)                      (UNAUDITED)        JUNE 30, 2006
                                                                     ------------     --------------------
NET ASSET VALUE -- BEGINNING OF PERIOD ......................          $  9.92               $  9.08
                                                                       -------               -------
INVESTMENT OPERATIONS:
   Net investment income(3) .................................             0.03                  0.09
   Net realized and unrealized gain on investments and
     foreign currency .......................................             1.59                  0.84
                                                                       -------               -------
      Total from investment operations ......................             1.62                  0.93
                                                                       -------               -------
DISTRIBUTIONS:
   From investment income ...................................            (0.04)                (0.09)
   From net realized gains ..................................            (0.93)                   --
                                                                       -------               -------
      Total distributions ...................................            (0.97)                (0.09)
                                                                       -------               -------
NET ASSET VALUE -- END OF PERIOD ............................          $ 10.57               $  9.92
                                                                       =======               =======
TOTAL RETURN(4) .............................................           16.42%**              10.27%**

RATIOS (TO AVERAGE NET ASSETS)/SUPPLEMENTAL DATA:
   Expenses:
      Including expense limitations .........................            1.31%*                1.34%*
      Excluding expense limitations .........................            1.31%*                1.36%*
   Net investment income ....................................            0.52%*                1.76%*(5)
Portfolio turnover rate .....................................              37%**                122%(6)
Net assets at the end of period (000 omitted) ...............          $    75               $    18

-------------
*    Annualized
**   Not annualized
(1)  Commencement of operations.
(2)  Formerly, Investor Shares.
(3) The net investment income per share was calculated using the average shares outstanding method.
(4) Total return does not reflect the impact of the maximum front-end sales load of 3.50%. If reflected, the return would be lower.
(5) The net investment income ratio shown for the A Shares relative to the Institutional Shares may not be indicative of long-term results due to the limited operating history of the Fund's A Shares.
(6) Represents the portfolio turnover rate for the Fund for the year ended June 30, 2006.




    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
---------------------------------------
   FINANCIAL HIGHLIGHTS -- CONTINUED
--------------------------------------------------------------------------------

                                                           FOR THE
                                                          SIX MONTHS
                                                            ENDED          FOR THE FISCAL YEAR      FOR THE PERIOD
                                                          DECEMBER 31,        ENDED JUNE 30,        JULY 1, 2003(1)
                                                              2006        ----------------------        THROUGH
MULTI-MANAGER REAL ASSET FUND -- INSTITUTIONAL SHARES     (UNAUDITED)       2006         2005        JUNE 30, 2004
                                                         -------------    --------    ----------   -----------------
NET ASSET VALUE -- BEGINNING OF PERIOD ................    $  15.06       $  14.18      $ 11.77        $  10.00
                                                           --------       --------      -------        --------
INVESTMENT OPERATIONS:
   Net investment income(2) ...........................        0.19           0.50         0.31            0.38
   Net realized and unrealized gain on investments ....        0.55           1.72         3.12            1.55
                                                           --------       --------      -------        --------
      Total from investment operations ................        0.74           2.22         3.43            1.93
                                                           --------       --------      -------        --------
DISTRIBUTIONS:
   From net investment income .........................       (0.18)         (0.31)       (0.35)          (0.15)
   From net realized gains ............................       (0.11)         (1.03)       (0.67)          (0.01)
                                                           --------       --------      -------        --------
       Total distributions ............................       (0.29)         (1.34)       (1.02)          (0.16)
                                                           --------       --------      -------        --------
NET ASSET VALUE -- END OF PERIOD ......................    $  15.51       $  15.06      $ 14.18        $  11.77
                                                           ========       ========      =======        ========
 TOTAL RETURN                                                 4.90%**       16.49%       30.00%          19.40%**
RATIOS (TO AVERAGE NET ASSETS)/SUPPLEMENTAL DATA:(3)
   Expenses:
      Including expense limitations ...................       0.63%*         0.98%        1.17%           1.56%*
      Excluding expense limitations ...................       0.64%*         1.04%        1.29%           1.78%*
   Net investment income ..............................       2.50%*         3.38%        2.36%           3.36%*
Portfolio turnover rate ...............................          7%**          33%          75%             29%**
Net assets at the end of period (000 omitted) .........    $443,679       $280,049      $58,963        $ 40,621

-------------
*    Annualized
**   Not annualized
(1)  Commencement of operations.
(2) The net investment income per share was calculated using the average shares outstanding method.
(3) For the periods prior to July 1, 2005, the Fund operated as a feeder fund in a master-feeder structure. The expense and net investment income ratios include expenses allocated from the master fund, WT Investment Trust I-Real Estate Series (the "Series"), and the portfolio turnover rate reflects the investment activity of the Series. Effective July 1, 2005, the Fund no longer operates in a master-feeder structure.




    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
---------------------------------------
   FINANCIAL HIGHLIGHTS -- CONTINUED
--------------------------------------------------------------------------------

                                                                      FOR THE
                                                                     SIX MONTHS
                                                                        ENDED           FOR THE PERIOD
                                                                     DECEMBER 31,     DECEMBER 20, 2005(2)
                                                                        2006               THROUGH
MULTI-MANAGER REALASSET FUND -- A SHARES(1)                          (UNAUDITED)        JUNE 30, 2006
                                                                     ------------     --------------------
NET ASSET VALUE -- BEGINNING OF PERIOD ..........................      $ 15.07               $ 13.77
                                                                       -------               -------
INVESTMENT OPERATIONS:
   Net investment income(3) .....................................         0.17                  0.26
   Net realized and unrealized gain on investments ..............         0.55                  1.19
                                                                       -------               -------
      Total from investment operations ..........................         0.72                  1.45
                                                                       -------               -------
DISTRIBUTIONS:
   From investment income .......................................        (0.16)                (0.15)
   From net realized gains ......................................        (0.11)                   --
                                                                       -------               -------
      Total distributions .......................................        (0.27)                (0.15)
                                                                       -------               -------
NET ASSET VALUE -- END OF PERIOD ................................      $ 15.52               $ 15.07
                                                                       =======               =======
TOTAL RETURN(4) .................................................        4.79%**              10.50%**
RATIOS (TO AVERAGE NET ASSETS)/SUPPLEMENTAL DATA:
   Expenses:
      Including expense limitations .............................        0.88%*                1.23%*
      Excluding expense limitations .............................        0.89%*                1.27%*
   Net investment income ........................................        2.25%*                3.29%*
Portfolio turnover rate .........................................           7%**                 33%(5)
Net assets at the end of period (000 omitted) ...................      $    31               $    11

-------------
*    Annualized
**   Not annualized
(1)  Formerly, Investor Shares.
(2)  Commencement of operations.
(3) The net investment income per share was calculated using the average shares outstanding method.
(4) Total return does not reflect the impact of the maximum front-end sales load of 3.50%. If reflected, the return would be lower.
(5) Represents the portfolio turnover rate for the Fund for the year ended June 30, 2006.





    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
---------------------------------------
   NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------


1. DESCRIPTION OF THE FUND. WT Mutual Fund (the "Trust") is registered under the Investment Company Act of 1940, as amended, (the "1940 Act") as an open-end management investment company and was organized as a Delaware business trust on June 1, 1994. The Amended and Restated Agreement and Declaration of Trust permits the Board of Trustees (the "Trustees") to establish series of shares each of which constitutes a series separate and distinct from the shares of other series. As of December 31, 2006, the Trust offered 26 series, five of which are included in these financial statements. The five series are as follows: Wilmington Multi-Manager Large-Cap Fund ("Large-Cap Fund"), Wilmington Multi-Manager Mid-Cap Fund ("Mid-Cap Fund"), Wilmington Multi-Manager Small-Cap Fund ("Small-Cap Fund"), Wilmington Multi-Manager International Fund ("International Fund"), and Wilmington Multi-Manager Real Asset Fund, formerly, the Wilmington Multi-Manager Real Estate Securities Fund ("Real Asset Fund") (each a "Fund" and collectively, the "Funds").

   Each Fund offers two classes of shares: Institutional Shares and A Shares (formerly, Investor Shares). All classes of shares have identical voting, dividend and liquidation rights. Institutional Shares are offered to retirement plans and other institutional investors. Effective November 1, 2006, the Investor Shares were renamed A Shares. A Shares are available to all investors and are subject to a Rule 12b-1 distribution fee and a maximum front-end sales charge of 3.50%.

2. SIGNIFICANT  ACCOUNTING  POLICIES.  The   following   is  a  summary  of  the
   significant accounting policies of the Funds:

   SECURITY VALUATION. Securities held by the Funds which are listed on a securities exchange and for which market quotations are available are valued at the last quoted sale price of the day, or, if there is no such reported sale, securities are valued at the mean between the most recent quoted bid and ask prices. Securities traded on The Nasdaq Stock Market, Inc. ("NASDAQ") are valued in accordance with the NASDAQ Official Closing Price, which may not be the last sale price. Price information for listed securities is taken from the exchange where the security is primarily traded. Unlisted securities for which market quotations are readily available are valued at the most recent bid prices. Securities with a remaining maturity of 60 days or less are valued at amortized cost, which approximates market value, unless the Trustees determine that this does not represent fair value. Futures contracts are valued at the most recent settlement price for the day. Forward foreign currency exchange contracts are valued based on the price of the underlying currency at the prevailing (interpolated) exchange rate, which is a combination of the spot currency rate and the forward currency rate. Securities that do not have a readily available current market value are valued in good faith by using procedures adopted by the Trustees. When a Fund uses fair value pricing to determine NAV, securities will not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Trustees believe accurately reflects fair value. A Fund may fair value foreign securities if significant events that appear likely to affect the value of those securities occur betweenthe time a foreign exchange closes and the time that the Fund prices its shares. Significant events may include: (i) events impacting a single issuer, (ii) governmental actions that affect securities in one sector or country, (iii) natural disasters or armed conflict, or (iv) significant domestic or foreign market fluctuations. The Funds' policy is intended to result in a calculation of a Fund's NAV that fairly reflects security values as of the time of pricing. However, fair values determined pursuant to a Fund's procedures may not accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing. In addition, foreign securities held by a Fund may trade on weekends or other days when the Fund does not calculate NAV. As a result, the market value of these investments may change on days when shares of the Fund cannot be bought or sold.

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
---------------------------------------
   NOTES TO FINANCIAL STATEMENTS (UNAUDITED) -- CONTINUED
--------------------------------------------------------------------------------


   FOREIGN CURRENCY TRANSLATIONS. The books and records of the International Fund are maintained in U.S. dollars. Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date. The value of all assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. The International Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of those investments. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

   FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS. In connection with purchases and sales of securities denominated in a foreign currency, the International Fund may enter into forward foreign currency exchange contracts. Additionally, from time to time it may enter into these contracts to hedge certain foreign currency assets. Certain risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts. Realized gains or losses arising from such transactions are included in net realized gain (loss) from foreign currency transactions.

   FUTURES TRANSACTIONS. The International Fund may invest in financial futures contracts for the purposes of hedging its existing portfolio. Financial futures contracts are contracts for the delivery of securities at a specified future date at an agreed upon price or yield and are valued at the settlement price established each day by the board of trade or exchange on which they are traded. Upon entering into a futures contract, the Fund deposits and maintains as collateral such initial margin as required. Subsequent payments, which are dependent on the daily fluctuations in the value of the underlying security, or securities, are made or received by the Fund each day (daily variation margin) and are recorded as unrealized gains or losses until the contracts are closed. The risks of entering into futures contracts include, but are not limited to, (i) the possibility that there will be an imperfect price correlation between the futures and the underlying securities; (ii) the possibility that a lack of liquidity for futures contracts could exist in the secondary market, resulting in an inability to close a futures position prior to its maturity date; and (iii) the possibility that the Fund could lose more than the original margin deposit required to initiate a futures transaction.

   In September 2006, the Financial Accounting Standards Board (FASB) issued Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (FAS 157). FAS 157 establishes a framework for measuring fair value in generally accepted accounting principles, clarifies the definition of fair value within that framework, and expands disclosures about the use of fair value measurements. FAS 157 is intended to increase consistency and comparability among fair value estimates used in financial reporting. FAS 157 is effective for fiscal years beginning after November 15, 2007. Management does not expect the adoption of FAS 157 to have an impact on the amounts reported in the financial statements.

   FEDERAL INCOME TAXES. Each Fund is treated as a separate entity for Federal income tax purposes and intends to continue to qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended, and to distribute substantially all of its income to its shareholders. Therefore, no Federal income tax provision has been made.

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
---------------------------------------
   NOTES TO FINANCIAL STATEMENTS (UNAUDITED) -- CONTINUED
--------------------------------------------------------------------------------


   On July 13, 2006, FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN 48) was released. FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the
   Trust's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. Recent SEC guidance allows implementing FIN 48 in fund net asset value calculations as late as the fund's last net asset value calculation in the first required financial statement reporting period. As a result, the Fund will incorporate FIN 48 in its semi-annual report on December 31, 2007. At this time, management is evaluating the implications of FIN 48 and its impact in the financial statements has not yet been determined.

   SECURITY TRANSACTIONS AND INVESTMENT INCOME. Investment security transactions are accounted for on a trade date basis. Each Fund uses the specific identification method for determining realized gains and losses on investments for both financial and Federal income tax reporting purposes. Interest income is recorded on the accrual basis and includes the amortization of premium and the accretion of discount. Dividend income is recorded on the ex-dividend date. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Funds are aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign dividends have been recorded in accordance with the Funds' understanding of the applicable country's tax rules and rates. Distributions received from investments in real estate investment trusts are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer. The Funds record expenses as incurred. Common expenses of the Trust are allocated on a pro-rata basis among the Series based on relative net assets.

   CLASS ACCOUNTING. In calculating net asset value per share for each class, investment income, realized and unrealized gains and losses and expenses, other than class specific expenses, are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day. Expenses relating to a specific class are charged directly to that class.

   DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders are recorded on the ex-dividend date. Distributions from net investment income, if any, are declared and paid to shareholders quarterly.
   Distributions from net realized gains, if any, are declared and paid to shareholders annually.

   USE OF ESTIMATES IN THE PREPARATION OF FINANCIAL STATEMENTS. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

3. ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES. Rodney Square Management Corporation ("RSMC"), a wholly owned subsidiary of Wilmington Trust Corporation, serves as an investment adviser to each Fund. RSMC allocates each Fund's assets among the sub-advisers shown below and oversees their investment activities. Wilmington Trust Investment Management, LLC ("WTIM"), also a wholly owned subsidiary of Wilmington Trust Corporation and under common control with RSMC, provides certain investments services, information, advice, assistance and facilities and performs research, statistical and investment services pursuant to a sub-advisory agreement among the Trust, RSMC and WTIM. WTIM receives a sub-advisory fee from RSMC as agreed to from time to time with RSMC. Each Fund pays RSMC and each sub-adviser a fee for their services as follows:

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---------------------------------------
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--------------------------------------------------------------------------------


                                    GROSS            FEES
                                     FEES           WAIVED                % OF AVERAGE DAILY NET ASSETS
                                   --------       ----------     ----------------------------------------------------------------
   LARGE-CAP FUND
   --------------
   RSMC                            $274,267        $     --      0.35% of average daily net assets

   Armstrong Shaw
    Associates Inc. ("ASA")(1)       89,071          (8,047)     0.50% of the first $25 million under ASA's management;
                                                                 0.45% of the next $25 million; and 0.40% over $50 million

   Montag & Caldwell, Inc.
    ("M&C")(1)                       61,566         (22,186)     0.65% of the first $10 million under M&C's management;
                                                                 0.50% of the next $10 million; 0.35% of the next $50
                                                                 million; and 0.25% over $70 million

   First Quadrant ("FQ")(1)         101,338         (26,928)     0.50% of the first $75 million under FQ's management;
                                                                 0.35% of the next $75 million; 0.30% of the next $150
                                                                 million; and 0.21% over $300 million

   Parametric Portfolio
    Associates, Inc. ("PPA")         22,239              --      0.25% of the first $20 million under PPA's management;
                                                                 0.225% of the next $20 million; and 0.20% over $40 million

   MID-CAP FUND
   ------------
   RSMC                              79,333         (34,346)     0.35% of average daily net assets

   Bennett Lawrence Management,
    LLC ("BLM")(1)                   26,485            (696)     0.55% of the first $75 million under BLM's management;
                                                                 and 0.40% over $75 million

   Equity Investment Corporation
    ("EIC")(1)                       27,687          (2,548)     0.50% of the first $25 million under EIC's management;
                                                                 0.45% of the next $25 million; and 0.40% over $50 million

   Robeco Investment Management,
    Inc. ("Robeco")(1,2)              9,068            (544)     0.50% of the first $25 million under Robeco's management;
                                                                 0.45% of the next $25 million; and 0.40% over $50 million

   PPA                               12,498              --      0.25% of the first $20 million under PPA's management;
                                                                 0.225% of the next $20 million; and 0.20% over $40 million

   SMALL-CAP FUND
   --------------
   RSMC                              85,439         (58,177)     0.35% of average daily net assets

   Batterymarch Financial
    Management, Inc. ("BFM")         28,962              --      0.70% of the first $100 million under BFM's management;
                                                                 and 0.60% over $100 million

   Systematic Financial
    Management, L.P. ( "SFM ")(1)    67,609          (4,541)     0.80% of the first $25 million under SFM's management;
                                                                 0.70% of the next $50 million; and 0.55% over $75 million

   PPA                               18,851              --      0.25% of the first $20 million under PPA's management;
                                                                 0.225% of the next $20 million; and 0.20% over $40 million

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---------------------------------------
   NOTES TO FINANCIAL STATEMENTS (UNAUDITED) -- CONTINUED
--------------------------------------------------------------------------------


                                    GROSS            FEES
                                     FEES           WAIVED                % OF AVERAGE DAILY NET ASSETS
                                   --------       ----------     ----------------------------------------------------------------
   INTERNATIONAL FUND
   ------------------
   RSMC                            $1,554,835      $     --      0.35% of average daily net assets

   Goldman Sachs Asset
    Management, L.P.(1)               807,831       (34,248)     0.50% of average daily net assets

   Julius Baer Investment
    Management, Inc.                  651,964            --      0.50% of average daily net assets

   The Boston Company
    Asset Management, LLC
    ("BCAM")                          376,015            --      0.95% of the first $25 million under BCAM's management; and
                                                                 0.85% over $25 million

   Acadian Asset Management,
    Inc. ("Acadian")                  391,288            --      0.75% of the first $25 million under Acadian management;
                                                                 0.65% of the next $25 million; 0.50% of the next $100 million;
                                                                 and 0.40% over $150 million

   REAL ASSET FUND
   ---------------
   RSMC                               678,202            --      0.35% of average daily net assets

   AEW Management and
    Advisors, L.P. ("AEW")(1)         106,648       (13,544)     0.55% of the first $25 million under AEW's management;
                                                                 0.45% of the next $25 million; and 0.35% over $50 million

   Real Estate Management Services
    Group ("REMS")(1)                 114,399       (10,339)     0.55% of the first $25 million under REMS management;
                                                                 0.45% of the next $25 million; and 0.35% over $50 million

   Standish Mellon
    Asset Management, LLC
    ("Standish")(1)                    27,443          (521)     0.08% on the first $25 million under Standish's management;
                                                                 0.04% of the next $25 million; and 0.02% over $50 million

------------------

(1) Pursuant to separate fee waiver agreements, the sub-advisor has agreed to waive its fee to the extent that the fee calculation determined by taking into account similarly managed assets in the accounts of clients of RSMC or its affiliates results in a fee that is less than the fee calculation under the sub-advisory agreement.

(2) At a special meeting of shareholders of the Mid-Cap Fund on October 17, 2006, shareholders approved a new sub-advisory agreement among the Trust, on behalf on the Mid-Cap Fund, RSMC and Robeco USA, LLC ("Robeco"). The Robeco agreement entitles Robeco to receive fees according the fee schedule stated for Robeco. Fees shown are for the period November 1, 2006, the date Robeco started managing Fund assets, through December 31, 2006.

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---------------------------------------
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--------------------------------------------------------------------------------


   RSMC has contractually agreed to waive a portion of its advisory fee or reimburse other operating expenses (excluding taxes, extraordinary expenses, brokerage commissions and interest) to the extent that total annual operating expenses, excluding class-specific expenses (such as Rule 12b-1 or shareholder service fees), exceed the following percentages of average daily net assets:

                                      EXPENSE LIMITATION*    EXPIRATION DATE
                                      -------------------   -----------------
   Large-Cap Fund .................          1.00%            July 1, 2011
   Mid-Cap Fund ...................          1.15%            July 1, 2011
   Small-Cap Fund .................          1.25%            July 1, 2011

-------------
* This expense limitation will remain in place until its expiration date unless the Trustees approve its earlier termination.

   The Funds' Chief Compliance Officer is employed and compensated by RSMC. RSMC provides compliance services to the Funds pursuant to a Compliance Services Agreement. For these services, the Trust pays RSMC an annual fee equal to three-fourths of the Chief Compliance Officer's total compensation. The fees for these services for the six-months period ended December 31, 2006 are shown separately on the statements of operations.

   RSMC provides administrative services to the Funds pursuant to an Administration Agreement. For these services, the Trust pays RSMC a fee at the annual rate of 0.0185% of the Trust's first $2 billion of total aggregate daily net assets; 0.0175% of the Trust's next $2 billion of total aggregate daily net assets; 0.0125% of the Trust's next $2 billion of total aggregate daily net assets; and 0.0080% of the Trust's total aggregate daily net assets in excess of $6 billion. The fees paid to RSMC for these services for the six months ended December 31, 2006 are shown separately on the statements of operations.

   PFPC Inc. provides sub-administration and accounting services pursuant to an agreement with RSMC and the Trust for which it receives fees directly from the Funds.

   COMPENSATION OF TRUSTEES AND OFFICERS. Except for the Funds' Chief Compliance Officer, Trustees and Officers of the Funds who are employees or officers of RSMC or WTIM do not receive any compensation from the Funds. Trustees of the Funds, who are not employees or officers of RSMC or WTIM, receive compensation and reimbursement of expenses from the Funds. Under a Deferred Compensation Plan (the "Plan") adopted August 15, 2002, a disinterested Trustee may elect to defer receipt of all, or a portion, of their annual compensation. Deferred amounts are invested in shares of a series of the Trust and remain so until distributed in accordance with the Plan. Trustees' fees reflected in the accompanying financial statements include total compensation earned, whether elected to be paid in cash or deferred under the Plan.

   DISTRIBUTION FEES. The A Shares of each Fund have adopted a distribution plan under Rule 12b-1 under the 1940 Act that allows each Fund to pay a fee for the sale and distribution of A Shares, and for services provided to A Shares shareholders. The 12b-1 Plan provides for a maximum distribution fee at an annual rate of 0.25% of each Fund's average daily net assets of the A Shares.

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---------------------------------------
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--------------------------------------------------------------------------------


   Wilmington Trust Company ("WTC"), an affiliate of RSMC, serves as custodian to the Funds and PFPC Trust Company serves as sub-custodian to the Funds, except for the International Fund. PFPC Trust Company serves as custodian and Citibank, N.A. serves as the foreign custody manager for the International Fund. The Funds pay WTC for its services as custodian. The fees for these services for the six months ended December 31, 2006 are shown separately in the statements of operations. WTC pays PFPC Trust Company for its services as sub-custodian.

   Certain  Funds  effect  trades for security  purchase  and sale  transactions through brokers that are affiliates of the adviser or sub-advisers. Commissions paid on those trades for the six months ended December 31, 2006 were as follows:

   Large-Cap Fund .................................   $187,163
   Mid-Cap Fund ...................................     61,124
   Small-Cap Fund .................................     48,331
   International Fund .............................         --
   Real Asset Fund ................................     60,331

4. INVESTMENT SECURITIES TRANSACTIONS. During the six months ended December 31, 2006, purchases and sales of investment securities (excluding short-term investments) were as follows:

                                                        LARGE-CAP FUND    MID-CAP FUND     SMALL-CAP FUND
                                                      ------------------  ------------     --------------
   Purchases ......................................     $156,307,545       $56,937,700      $26,685,639
   Sales ..........................................      116,686,666        66,212,142       38,476,092

                                                      INTERNATIONAL FUND          REALASSET FUND
                                                      -------------------        ----------------
   Purchases ......................................     $358,224,615               $201,349,803
   Sales ..........................................      318,618,075                 26,610,074

5. COMMITMENTS. At December 31, 2006, the International Fund had entered into forward foreign currency exchange contracts, which contractually obligate the Fund to deliver or receive currencies at specified future dates. The open contracts were as follows:

                                                                                                       NET UNREALIZED
                                                                 CONTRACT           VALUE AT            APPRECIATION
   SETTLEMENT DATE                CURRENCY BOUGHT                 AMOUNT        DECEMBER 31, 2006      (DEPRECIATION)
   ---------------           --------------------------        ------------    -----------------      ----------------
   January 2007 ..........    831,000,000 Japanese Yen          $ 7,168,892        $ 7,014,643           $(154,249)
   February 2007 .........    1,251,151,159 Japanese Yen         10,704,304         10,571,523            (132,781)
   March 2007 ............    1,009,105 U.K. Pound Sterling       1,989,076          1,976,396             (12,680)
                                                                                                         ---------
                                                                                                         $(299,710)
                                                                                                         =========
                                                                                                       NET UNREALIZED
                                                                 CONTRACT           VALUE AT            APPRECIATION
   SETTLEMENT DATE                CURRENCY SOLD                   AMOUNT        DECEMBER 31, 2006      (DEPRECIATION)
   ---------------           --------------------------        ------------    -----------------      ----------------
   January 2007 ..........    3,871,664 Euro                    $4,954,107         $5,119,320            $(165,213)
   February 2007 .........    404,125,451 Hungarian Forint       1,999,928          2,113,417             (113,489)
   March 2007 ............    26,649,283 Czech Koruna            1,290,522          1,288,236                2,286
   March 2007 ............    1,073,612 Turkish Lira               726,150            734,720               (8,570)
                                                                                                         ---------
                                                                                                         $(284,986)
                                                                                                         =========

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---------------------------------------
   NOTES TO FINANCIAL STATEMENTS (UNAUDITED) -- CONTINUED
--------------------------------------------------------------------------------


6. FINANCIAL  FUTURES  CONTRACTS.   At  December  31,  2006,  the  Multi-Manager
   International Fund had open financial futures contracts as follows:

                                                                                                    UNREALIZED
                                                               CONTRACT          VALUE AT          APPRECIATION
   CONTRACTS TO BUY                     EXPIRATION DATE         AMOUNT       DECEMBER 31, 2006    (DEPRECIATION)
   ----------------                   -------------------    ------------    -----------------    --------------
   15 MSCI Pan Euro Futures .........      March 2007          $482,475          $482,384             $  (91)
    1 TOPIX Index Futures ...........      March 2007           140,352           141,381              1,029
                                                                                                      ------
                                                                                                      $  938
                                                                                                      ======

   The use of futures contracts involves elements of market risk of risks in excess of the amount recognized in thefinancial statements. The notional amounts presented above represent the Fund's total exposure in suchcontracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund's net assets.

7. CAPITAL SHARE TRANSACTIONS. Transactions in shares of capital stock for the six months ended December 31, 2006 for the Institutional Shares and A Shares 1 were as follows:

                                                            INSTITUTIONAL SHARES                A SHARES(1)
                                                        ----------------------------       ---------------------
                                                          SHARES           DOLLARS         SHARES        DOLLARS
                                                        ----------      ------------       ------        -------
   Large-Cap Fund
   --------------
   Sold .............................................    4,017,353      $ 51,288,197           --        $    --
   Issued on reinvestment of distributions ..........      120,756         1,630,730            8            117
   Redeemed .........................................     (948,056)      (12,186,468)          --             --
                                                        ----------      ------------       ------        -------
   Net increase .....................................    3,190,053      $ 40,732,459            8        $   117
                                                        ==========      ============       ======        =======

   Mid-Cap Fund
   ------------
   Sold .............................................      724,306      $  9,187,308           --        $    --
   Issued on reinvestment of distributions ..........      221,803         2,803,584           76            965
   Redeemed .........................................   (1,639,316)      (21,007,644)          --             --
                                                        ----------      ------------       ------        -------
   Net increase (decrease) ..........................     (693,207)     $ (9,016,752)          76        $   965
                                                        ==========      ============       ======        =======

   Small-Cap Fund
   --------------
   Sold .............................................      555,829      $  7,705,593           --        $    --
   Issued on reinvestment of distributions ..........      390,143         5,161,590          112          1,481
   Redeemed .........................................   (1,319,993)      (18,422,309)        (148)        (2,164)
                                                        ----------      ------------       ------        -------
   Net decrease .....................................     (374,021)     $ (5,555,126)         (36)       $  (683)
                                                        ==========      ============       ======        =======

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---------------------------------------
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--------------------------------------------------------------------------------

                                                            INSTITUTIONAL SHARES                A SHARES(1)
                                                        ----------------------------       ---------------------
                                                          SHARES           DOLLARS         SHARES        DOLLARS
                                                        ----------      ------------       ------        -------
   International Fund
   ------------------
   Sold .............................................   10,052,426      $103,618,546        4,863        $50,167
   Issued on reinvestment of distributions ..........    5,866,808        61,499,263          444          4,652
   Redeemed .........................................   (6,197,562)      (63,511,549)          --             --
                                                        ----------      ------------       ------        -------
   Net increase .....................................    9,721,672      $101,606,260        5,307        $54,819
                                                        ==========      ============       ======        =======

   Real Asset Fund
   ---------------
   Sold .............................................   11,901,987      $182,961,199        1,244        $18,979
   Issued on reinvestment of distributions ..........      248,553         3,877,201           32            505
   Redeemed .........................................   (2,146,220)      (33,249,765)          --             --
                                                        ----------      ------------       ------        -------
   Net increase .....................................   10,004,320      $153,588,635        1,276        $19,484
                                                        ----------      ------------       ------        -------

------------------
(1) Formerly, Investor Shares.

   Transactions in shares of capital stock for the year ended June 30, 2006 for the Institutional Shares and A Shares(1) were as follows:

                                                            INSTITUTIONAL SHARES                A SHARES(1)
                                                        ----------------------------       ---------------------
                                                          SHARES           DOLLARS         SHARES        DOLLARS
                                                        ----------      ------------       ------        -------
   Large-Cap Fund
   --------------
   Sold .............................................    4,789,228      $ 59,536,332          819        $10,000
   Issued on reinvestment of distributions ..........      214,345         2,619,981            1              8
   Redeemed .........................................   (1,109,833)      (13,779,276)          --             --
                                                        ----------      ------------       ------        -------
   Net increase .....................................    3,893,740      $ 48,377,037          820        $10,008
                                                        ==========      ============       ======        =======

   Mid-Cap Fund
   ------------
   Sold .............................................    1,631,945      $ 21,748,497          795        $10,000
   Issued on reinvestment of distributions ..........      303,239         3,814,849           --             --
   Redeemed .........................................     (973,194)      (13,043,704)          --             --
                                                        ----------      ------------       ------        -------
   Net increase .....................................      961,990      $ 12,519,642          795        $10,000
                                                        ==========      ============       ======        =======

   Small-Cap Fund
   --------------
   Sold .............................................    1,600,894      $ 23,108,312          893        $10,000
   Issued on reinvestment of distributions ..........      250,896         3,369,535           --             --
   Redeemed .........................................   (1,780,280)      (25,651,821)          --             --
                                                        ----------      ------------       ------        -------
   Net increase .....................................       71,510      $    826,026          893        $10,000
                                                        ==========      ============       ======        =======

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---------------------------------------
   NOTES TO FINANCIAL STATEMENTS (UNAUDITED) -- CONTINUED
--------------------------------------------------------------------------------

                                                            INSTITUTIONAL SHARES                A SHARES(1)
                                                        ----------------------------       ---------------------
                                                          SHARES           DOLLARS         SHARES        DOLLARS
                                                        ----------      ------------       ------        -------
   International Fund
   ------------------
   Sold .............................................   34,751,361      $332,944,872        1,802        $16,913
   Issued on reinvestment of distributions ..........    3,748,416        34,152,636           17            158
   Redeemed .........................................   (5,876,699)      (56,012,824)          --             --
                                                        ----------      ------------       ------        -------
   Net increase .....................................   32,623,078      $311,084,684        1,819        $17,071
                                                        ==========      ============       ======        =======

   Real Asset Fund
   ---------------
   Sold .............................................   15,890,557      $235,688,145          726        $10,000
   Issued on reinvestment of distributions ..........      340,454         4,748,443            7            108
   Redeemed .........................................   (1,793,037)      (26,375,921)          --             --
                                                        ----------      ------------       ------        -------
   Net increase .....................................   14,437,974      $214,060,667          733        $10,108
                                                        ==========      ============       ======        =======

-----------------
(1) Formerly, Investor Shares.

8. FEDERAL TAX INFORMATION. Distributions to shareholders from net investment income and realized gains are determined in accordance with Federal income tax regulations, which may differ from net investment income and realized gains recognized for financial reporting purposes. Additionally, gains (losses) on foreign currency transactions and net short-term realized gains are treated as "ordinary income" for tax purposes. Accordingly, the character of distributions and composition of net assets for tax purposes may differ from those reflected in the accompanying financial statements. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on the tax treatment; temporary differences do not require such reclassification.





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WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
---------------------------------------
   NOTES TO FINANCIAL STATEMENTS (UNAUDITED) -- CONTINUED
--------------------------------------------------------------------------------


   The tax character of distributions paid during the six-month period ended December 31, 2006 and the year ended June 30, 2006, respectively, was as follows:

                                                  LARGE-CAP      MID-CAP      SMALL-CAP    INTERNATIONAL   REAL ASSET
                                                     FUND          FUND          FUND          FUND           FUND
                                                  ----------    ----------    ----------   -------------   ----------
   SIX MONTHS ENDED DECEMBER 31, 2006
   Ordinary income .............................  $  681,009    $   71,529    $  794,704    $36,514,832    $5,330,645
   Long-term capital gains .....................   1,403,857     3,545,781     5,552,717     46,991,304     2,306,650
                                                  ----------    ----------    ----------    -----------    ----------
       Total distributions .....................  $2,084,866    $3,617,310    $6,347,421    $83,506,136    $7,637,295
                                                  ==========    ==========    ==========    ===========    ==========
   YEAR ENDED JUNE 30, 2006
   Ordinary income .............................  $  655,595    $  249,074    $  718,562    $17,693,395    $3,525,859
   Long-term capital gains .....................   2,838,801     4,467,289     3,448,192     34,614,550     3,669,067
                                                  ----------    ----------    ----------    -----------    ----------
       Total distributions .....................  $3,494,396    $4,716,363    $4,166,754    $52,307,945    $7,194,926
                                                  ==========    ==========    ==========    ===========    ==========

   The components of accumulated earnings (deficit) on a tax basis are determined at fiscal year end. Accordingly, tax balances have not been determined as of December 31, 2006.

9. CONTRACTUAL OBLIGATIONS. The Funds enter into contracts in the normal course of business that contain a variety of indemnifications. The Funds' maximum exposure under these arrangements is unknown. However, the Funds have not had prior claims or losses pursuant to these contracts. Management has reviewed the Funds' existing contracts and expects the risk of loss to be remote.

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
---------------------------------------
   NOTICE TO SHAREHOLDERS -- RESULTS OF SPECIAL SHAREHOLDERS MEETINGS
--------------------------------------------------------------------------------


   Special Meetings of shareholders of the Wilmington Mid-Cap Fund ("Mid-Cap Fund") and Wilmington Real Asset Fund ("Real Asset Fund") were held on October 17, 2006 and October 30, 2006, respectively for the following purposes:

     (1) To approve a new investment sub-advisory agreement among WT Mutual Fund, on behalf of the Wilmington Multi-Manager Mid-Cap Fund, RSMC and Robeco USA, LLC.

     (2) To approve the elimination of the Real Asset Fund's fundamental investment policy with respect to derivative securities.

   All Mid-Cap Fund shareholders of record at the close of business on August 28, 2006 were entitled to attend or submit proxies. As of the record date, the Mid-Cap Fund had 3,938,436.932 shares outstanding. At the meeting, shareholders approved the new investment sub-advisory agreement. The result of the voting for the proposal was as follows:

   1. To approve a a new investment sub-advisory agreement among WT Mutual Fund, on behalf of the Wilmington Multi-Manager Mid-Cap Fund, RSMC and Robeco USA, LLC.

              VOTES FOR           VOTES AGAINST          VOTES ABSTAINED
           ---------------      -----------------      -------------------
            3,193,971.913            5,166                    1,042

   All Real Asset Fund shareholders of record at the close of business on September 8, 2006 were entitled to attend or submit proxies. As of the record date, the Real Asset Fund had 24,660,669.599 shares outstanding. At the meeting, shareholders approved the elimination of the Real Asset Fund's fundamental investment policy with respect to derivative securities. The result of the voting for the proposal was as follows:

   2. To approve the elimination of the Real Asset Fund's fundamental investment policy with respect to derivative securities.

              VOTES FOR           VOTES AGAINST          VOTES ABSTAINED
           ---------------      -----------------      -------------------
             21,607,493              31,930                  63,154

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
---------------------------------------
   EVALUATION AND APPROVAL OF INVESTMENT ADVISORY AND
     SUB-ADVISORY AGREEMENTS
--------------------------------------------------------------------------------

      At a meeting held on August 24, 2006, the Board of Trustees, including a majority of those trustees who are not "interested persons" as such term is defined in the 1940 Act ("Independent Trustees"), unanimously approved the continuation for an additional one-year period of the existing investment advisory agreement between WT Mutual Fund (the "Trust"), on behalf of the Wilmington Multi-Manager Large-Cap Fund, Wilmington Multi-Manager Mid-Cap Fund, Wilmington Multi-Manager Small-Cap Fund, Wilmington Multi-Manager International Fund, and Wilmington Multi-Manager Real Asset Fund (each a "series"), and RSMC (the "Advisory Agreement"). The Trustees also unanimously approved the continuation of the sub-advisory agreement (the "WTIM Agreement") among the Trust on behalf of each of the series, RSMC and Wilmington Trust Investment Management, LLC ("WTIM"), pursuant to which WTIM provides certain investment services, information, advice, assistance and facilities, performs research and statistical investment services. WTIM is a wholly owned subsidiary of Wilmington Trust Corporation and is under common control with RSMC. At the same meeting the Board also approved the continuance of the existing sub-advisory agreements among the Trust, RSMC and each of the following sub-advisers: Goldman Sachs Asset Management, L.P.; Julius Baer Investment Management, LLC; Real Estate Management Services Group, LLC; AEW Management and Advisors L.P.; Armstrong Shaw Associates, Inc.; Batterymarch Financial Management, Inc.; Montag & Caldwell, Inc.; Bennett Lawrence Management, LLC; Equity Investment Corporation; Systematic Financial Management L.P.; First Quadrant, L.P.; Parametric Portfolio Associates LLC; The Boston Company Asset Management, LLC; Acadian Asset Management, Inc.; and Standish Mellon Asset Management Company, LLC (the "Sub-Advisory Agreements" and with the Advisory Agreement, the "Agreements").

      Before meeting to determine whether to approve the continuation of the Agreements, the Board had the opportunity to review written materials provided by RSMC, each of the sub-advisers and legal counsel to the Trust which contained information to help the Board evaluate the Agreements. The materials generally included information regarding (i) services performed for the Trust and one or more of its series, (ii) the size and qualifications of the adviser's or sub-adviser's portfolio management staff, (iii) any potential or actual material conflicts of interest which may arise in connection with a portfolio manager's management of a series of the Trust, (iv) investment performance, (v) brokerage selection procedures (including soft dollar arrangements), (vi) the procedures for allocating investment opportunities between a series and other clients,
(vii) results of any independent audit or regulatory examination, including any recommendations or deficiencies noted, (viii) any litigation, investigation or administrative proceeding which may have a material impact on the adviser's or sub-adviser's ability to service the series, (ix) the compliance with a series' investment objective, policies and practices (including its code of ethics), federal securities laws and other regulatory requirements, and (x) its proxy voting policies. Each adviser and sub-adviser provided information regarding the advisory fees received and an analysis of these fees in relation to the services for each of the series, the costs of providing such services, the profitability of the firm in general and any other ancillary benefit resulting from the adviser's or sub-adviser's relationship with the Trust. The Board also received a memorandum from counsel to the Trust which outlined the duties of trustees when considering approval of an investment advisory agreement and related legal standards. The Board considered and weighed the above information based upon their accumulated experience in governing the Trust and working with RSMC on matters relating to the Trust.

      During its deliberations on whether to approve continuation of the Agreements, the Board considered many factors. The Board considered the nature, extent and quality of the services to be provided by RSMC. The Trustees considered the services provided to each series by each adviser and sub-adviser as compared to services provided by other advisers which manage mutual funds with investment objectives, strategies and policies similar to those of the series. The Board noted the changes to the operations of the Trust over the past year as well as the personnel additions. The Board determined that the changes have generally been favorable. The Trustees concluded that the nature, extent and quality of the services provided by the adviser and sub-adviser to each series was appropriate and consistent with

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
---------------------------------------
   EVALUATION AND APPROVAL OF INVESTMENT ADVISORY AND
     SUB-ADVISORY AGREEMENTS -- CONTINUED
--------------------------------------------------------------------------------


the terms of the Agreements, that the quality of those services had been consistent with industry norms and that the series were likely to benefit from the continued provision of those services. They also concluded that the adviser and each sub-adviser had sufficient personnel, with the appropriate education and experience, to serve each series effectively and had demonstrated their continuing ability to attract and retain qualified personnel.

      The Board considered the investment performance of each series, RSMC and each of the sub-advisers. The Board reviewed and considered comparative performance data and each series' performance relative to other mutual funds with similar investment objectives, strategies and policies, its respective benchmark index, and its Lipper peer group rankings. The Board also noted its review and evaluation of each series' investment performance on an on-going basis throughout the year. The Trustees considered the short-term and long-term performance of each series. They concluded that the performance of each series and each adviser and sub-adviser was within an acceptable range of performance relative to other mutual funds with similar investment objectives, strategies and policies. It was noted that although the performance of some series lagged that of some peers for certain periods, they concluded that the adviser had taken appropriate steps to address the performance issue.

      The Board considered the costs of the services provided by the adviser and each sub-adviser, the compensation and benefits received by the adviser and each sub-adviser in providing services to the series, as well as the adviser's and each sub-adviser's profitability. In addition, the Board considered any direct or indirect revenues received by affiliates of the adviser and sub-advisers. The Board recognized that that the adviser's and each sub-adviser's level of profitability is an important factor in providing service to the series. The
Board was satisfied that the adviser's and each sub-adviser's profits were sufficient to continue as viable concerns generally and as investment adviser or sub-adviser of each series specifically. The Board concluded that the adviser's and each sub-adviser's fees and profits derived from its relationship with the Trust in light of each series' expenses, were reasonable in relation to the nature and quality of the services provided, taking into account the fees charged by other advisers for managing comparable mutual funds with similar strategies. The Trustees also concluded that the overall expense ratio of each series was reasonable, taking into account the size of the series, the quality of services provided by the adviser and the sub-advisers, the investment performance of the series and the expense limitations agreed to by RSMC.

      The Trustees also considered the extent to which economies of scale would be realized relative to fee levels as each series grows, and whether the advisory fee levels reflect these economies of scale for the benefit of shareholders. The Board determined that economies of scale should be achieved at higher asset levels for each of the series for the benefit of shareholders due to certain break-points in the advisory or sub-advisory fees. The Board recognized that the economies of scale achieved will be primarily the result of the ability of the Trust and each series to spread its fixed costs across a larger asset base and not through negotiated breakpoints in their advisory fees.

      The Trustees considered whether any events have occurred that would constitute a reason for the Board not to approve continuation of the adviser's or a sub-adviser's agreement and concluded there were not. After consideration of all the factors, and taking into consideration the information presented during previous meetings of the Board, the Board determined that it would be in the best interests of each series and its shareholders to approve the continuation of each of the Agreements. In arriving at its decision, the Board did not identify any single matter as controlling, but made their determination in light of all the facts and circumstances.

APPROVAL OF NEW SUB-ADVISORY AGREEMENT FOR THE WILMINGTON MULTI-MANAGER MID-CAP FUND

      At the Board of Trustees meeting held on August 24, 2006, the Trustees, on behalf of the Wilmington Multi-Manager Mid-Cap Fund (the "Mid-Cap Fund"), unanimously approved a new sub-advisory agreement among the Trust, RSMC and Robeco USA, LLC (the "Agreement") for an initial two-year period. In determining whether to

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
---------------------------------------
   EVALUATION AND APPROVAL OF INVESTMENT ADVISORY AND
     SUB-ADVISORY AGREEMENTS -- CONTINUED
--------------------------------------------------------------------------------


approve the Agreement, the Trustees considered information provided by Robeco USA, LLC ("Robeco" or "Sub-Adviser") in accordance with Section 15(c) of the 1940 Act. The Trustees considered information that Robeco provided regarding (i) services to be performed for the Mid-Cap Fund, (ii) the size and qualifications of the Sub-Adviser's portfolio management staff, (iii) how Robeco will manage the portion of the Mid-Cap allocated to it by RSMC, including a general description of the proposed investment decision-making process, sources of information, and investment strategies, (iv) investment performance information for similarly managed accounts and investment companies, (v) brokerage selection procedures (including soft dollar arrangements), and (vi) results of any regulatory examinations, including any recommendations or deficiencies noted. Robeco also provided its Code of Ethics and proxy voting policies and procedures for the Trustees review and consideration.

      The Sub-Adviser also provided information regarding its proposed sub-advisory fees and an analysis of these fees in relation to the delivery of services to the Mid-Cap Fund; the costs of providing such services; an estimation of the profitability of the Sub-Adviser in general and as a result of the fees received from the Mid-Cap Fund; any other ancillary benefit resulting from Sub-Adviser's relationship with the Mid-Cap Fund; the structure of, and the method used to determine the compensation received by a portfolio manager from the Mid-Cap Fund or any other account managed by the Sub-Adviser; the Sub-Adviser's most recent audited financial statements. RSMC also reported on its analysis and recommendation of Robeco as a sub-adviser to the Mid-Cap Fund.

      The Trustees reviewed the services to be provided to the Mid-Cap Fund by the Sub-Adviser and concluded that the nature, extent and quality of the services to be provided by the Sub-Adviser to the Mid-Cap Fund were appropriate and consistent with the terms of the sub-advisory agreement, and that the Mid-Cap Fund was likely to benefit from adding Robeco as a Sub-Adviser. They also concluded that Robeco had sufficient personnel, with the appropriate education and experience, to serve the Mid-Cap Fund effectively.

      The Trustees considered the costs of the services to be provided by the Sub-Adviser, the compensation and benefits received by the Sub-Adviser in providing services to the Mid-Cap Fund, as well as the Sub-Adviser's projected profitability. In addition, the Trustees considered any direct or indirect revenues which would be received by affiliates of the Sub-Adviser. The Trustees concluded that the Sub-Adviser's fees and profits derived from its relationship with the Mid-Cap Fund in light of the Mid-Cap Fund's expenses, were reasonable in relation to the nature and quality of the services provided, taking into account the fees charged by other advisers for managing comparable assets with similar strategies. The Trustees also concluded that the overall expense ratio of the Mid-Cap Fund is reasonable, taking into account the size of the Mid-Cap Fund, the quality of services provided by the Sub-Adviser.

      The Trustees considered the extent to which economies of scale would be realized relative to fee levels as the Mid-Cap Fund grows, and whether the sub-advisory fee levels reflect these economies of scale for the benefit of shareholders. The Board determined that economies of scale should be achieved at higher asset levels for the Mid-Cap Fund for the benefit of Mid-Cap Fund shareholders due to break-points in the sub-advisory fees.

      After consideration of all the factors, and taking into consideration the information presented during the meeting of the Board, the Trustees determined that it would be in the best interests of the Mid-Cap Fund shareholders to approve the Agreement. In arriving at its decision, the Trustees did not identify any single matter as controlling, but made their determination in light of all the circumstances.

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
---------------------------------------
   TRUSTEES AND OFFICERS
--------------------------------------------------------------------------------

WT  Mutual  Fund  (the  "Trust")  is  governed  by  a  Board  of  Trustees  (the
"Trustees"). The primary responsibility of the Trustees of the Trust is to represent the interest of the Trust's shareholders and to provide oversight management of the Trust.

The following table presents certain information regarding the Trustees and Officers of the Trust. Each person listed under "Interested Trustee" below is an "interested person" of the Trust's investment advisers, within the meaning of the Investment Company Act of 1940, as amended (the "1940 Act"). Each person who is not an "interested person" of the Trust's investment advisers or the Trust within the meaning of the 1940 Act is referred to as an "Independent Trustee" and is listed under such heading below.

Unless specified otherwise, the address of each Trustee and Officer as it relates to the Trust is 1100 N. Market Street, Wilmington, DE 19890.

The Statement of Additional Information for the Trust contains additional information about the Trust's Trustees and is available, without charge, upon request, by calling (800) 336-9970 or by visiting the Funds' website at www.wilmingtonfunds.com.

INTERESTED TRUSTEES

                                                                                                         NUMBER OF
                                                                                                         FUNDS IN
                                                                                     PRINCIPAL             FUND           OTHER
                               POSITION(S)            TERM OF OFFICE AND            OCCUPATION(S)         COMPLEX     DIRECTORSHIPS
       NAME AND                 HELD WITH               LENGTH OF TIME              DURING PAST         OVERSEEN BY      HELD BY
    DATE OF BIRTH                 TRUST                     SERVED                   FIVE YEARS           TRUSTEE        TRUSTEE
----------------------   -----------------------   ------------------------   -----------------------   -----------   -------------
NEIL WOLFSON (1)         Trustee,                  Shall serve at the         President of Wilmington       26            None
Date of Birth: 6/64      President and             pleasure of the Board      Trust Investment
                         Chief Executive           and until successor is     Management, LLC ("WTIM")
                         Officer                   elected and qualified.     since November 2006;
                                                   Trustee since November     Chief Investment Officer
                                                   2005; President and        of WTIM from 2004 to
                                                   Chief Executive Officer    2006; Partner with KPMG
                                                   since January 2006.        from 1996 to 2004.

ROBERT J. CHRISTIAN(2)   Trustee                   Shall serve until          Retired since February        26            None
Date of Birth: 2/49                                death, resignation or      2006. Executive Vice
                                                   removal. Trustee           President and Chief
                                                   since October 1998;        Investment Officer of
                                                   President and Chairman     Wilmington Trust
                                                   of the Board from          Company from 1996 to
                                                   October 1998 to            2005; President of
                                                   January 2006.              Rodney Square
                                                                              Management Corporation
                                                                              ("RSMC") from 1996 to
                                                                              2005; Vice President
                                                                              of RSMC from 2005 to
                                                                              2006.

------------------
(1) Mr. Wolfson is an "Interested Trustee" by reason of his position as President of Wilmington Trust Investment Management, LLC ("WTIM"), an affiliate of RSMC.
(2) Mr. Christian is an "Interested Trustee" by reason of his former position as President of RSMC, an investment adviser to the Trust. As of February, 2006, Mr. Christian is no longer employed by RSMC but is considered an "Interested Trustee."

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
---------------------------------------
   TRUSTEES AND OFFICERS -- CONTINUED
--------------------------------------------------------------------------------

INDEPENDENT TRUSTEES

                                                                                                         NUMBER OF
                                                                                                         FUNDS IN
                                                                                     PRINCIPAL             FUND           OTHER
                               POSITION(S)            TERM OF OFFICE AND            OCCUPATION(S)         COMPLEX     DIRECTORSHIPS
       NAME AND                 HELD WITH               LENGTH OF TIME              DURING PAST         OVERSEEN BY      HELD BY
    DATE OF BIRTH                 TRUST                     SERVED                   FIVE YEARS           TRUSTEE        TRUSTEE
----------------------   -----------------------   ------------------------   -----------------------   -----------   -------------
ROBERT ARNOLD            Trustee                   Shall serve until death,   Founder and co-manager,       26        First Potomac
Date of Birth: 3/44                                resignation or removal.    R. H. Arnold & Co., Inc.                Realty Trust
                                                   Trustee since May 1997.    (investment banking                     (real estate
                                                                              company) since 1989.                    investment
                                                                                                                      trust).

DR. ERIC BRUCKER         Trustee                   Shall serve until death,   Professor of Economics,       26        None
Date of Birth: 12/41                               resignation or removal.    Widener University
                                                   Trustee since October      since July 2004;
                                                   1999.                      formerly, Dean,
                                                                              School of Business
                                                                              Administration of
                                                                              Widener University from
                                                                              2001 to 2004.

NICHOLAS GIORDANO        Trustee and               Shall serve until death,   Consultant, financial         26        Kalmar Pooled
Date of Birth: 3/43      Chairman of the           resignation or removal.    services organizations                  Investment
                         Board                     Trustee since October      from 1997 to present.                   Trust;
                                                   1998.                                                              Independence
                                                                                                                      Blue Cross;
                                                                                                                      and IntriCon
                                                                                                                      Corporation
                                                                                                                      (industrial
                                                                                                                      furnaces and
                                                                                                                      ovens).

LOUIS KLEIN, JR.         Trustee                   Shall serve until death,   Self-employed financial       31        CRM Mutual
Date of Birth: 5/35                                resignation or removal.    consultant since 1991.                  Fund Trust
                                                   Trustee since October                                              (since June
                                                   1999.                                                              2005); WHX
                                                                                                                      Corporation
                                                                                                                      (industrial
                                                                                                                      manufacturer).

JOHN J. QUINDLEN         Trustee                   Shall serve until death,   Retired since 1993.           26        None
Date of Birth: 5/32                                resignation or removal.
                                                   Trustee since October
                                                   1999.

MARK A. SARGENT          Trustee                   Shall serve until death,   Dean and Professor of         26        None
Date of Birth: 4/51                                resignation or removal.    Law, Villanova
                                                   Trustee since November     University School of
                                                   2001.                      Law since July 1997.

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
---------------------------------------
   TRUSTEES AND OFFICERS -- CONTINUED
--------------------------------------------------------------------------------


EXECUTIVE OFFICERS


                                                                                                         NUMBER OF
                                                                                                         FUNDS IN
                                                                                     PRINCIPAL             FUND           OTHER
                               POSITION(S)            TERM OF OFFICE AND            OCCUPATION(S)         COMPLEX     DIRECTORSHIPS
       NAME AND                 HELD WITH               LENGTH OF TIME              DURING PAST         OVERSEEN BY      HELD BY
    DATE OF BIRTH                 TRUST                     SERVED                   FIVE YEARS           TRUSTEE        TRUSTEE
----------------------   -----------------------   ------------------------   -----------------------   -----------   -------------
CLAYTON M. ALBRIGHT      Vice President            Shall serve at the         Vice President, WTIM          N/A            N/A
1100 North Market                                  pleasure of the Board      since 2006; Vice
Street                                             and until successor is     President, RSMC since
Wilmington, DE 19890                               elected and qualified.     2001; Vice President,
Date of Birth: 9/53                                Officer since October      Wilmington Trust
                                                   1998.                      Company since 1997.

JOSEPH M. FAHEY, JR.     Vice President            Shall serve at the         Vice President, RSMC          N/A            N/A
1100 North Market                                  pleasure of the Board      since 1992.
Street                                             and until successor is
Wilmington, DE 19890                               elected and qualified.
Date of Birth: 1/57                                Officer since November
                                                   1999.

JOHN J. KELLEY           Vice President,           Shall serve at the         Vice President of RSMC        N/A            N/A
1100 North Market        Chief Financial           pleasure of the Board      since July 2005; Vice
Street                   Officer,                  and until successor is     President of PFPC Inc.
Wilmington, DE 19890     Treasurer &               elected and qualified.     from January 2005 to
Date of Birth: 9/59      Secretary                 Officer since September    July 2005; Vice
                                                   2005.                      President of
                                                                              Administration, 1838
                                                                              Investment Advisors,
                                                                              LP from 1999 to 2005;
                                                                              Chief Compliance
                                                                              Officer, 1838
                                                                              Investment Advisors,
                                                                              LP from 2004 to 2005.

WILLIAM P. RICHARDS,     Vice President            Shall serve at the         Managing Director,            N/A            N/A
JR.                                                pleasure of the Board      Roxbury Capital
100 Wilshire Boulevard                             and until successor is     Management LLC
Suite 1000                                         elected and qualified.     (registered investment
Santa Monica, CA 90401                             Officer since November     adviser) since 1998.
Date of Birth: 11/36                               2004.

ANNA M. BENCROWSKY       Chief Compliance          Shall serve at the         Chief Compliance              N/A            N/A
1100 North Market        Officer                   pleasure of the Board      Officer, RSMC since
Street                                             and until successor is     2004; Vice President
Wilmington, DE 19890                               elected and qualified.     and Chief Compliance
Date of Birth: 5/51                                Officer since September    Officer, 1838
                                                   2004.                      Investment Advisors,
                                                                              LP from 1998 to 2004.

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
---------------------------------------

--------------------------------------------------------------------------------


VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Trust used to determine how to vote proxies relating to securities held in the Trust's portfolios is available without charge on the SEC's website at HTTP://WWW.SEC.GOV. Information regarding how the investment adviser voted proxies for the most recent twelve month period ended June 30, 2006 is available without charge, on the SEC's website listed above.













                                       11
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


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

                                    TRUSTEES
                                Robert H. Arnold
                                Dr. Eric Brucker
                               Robert J. Christian
                              Nicholas A. Giordano
                                Louis Klein, Jr.
                                John J. Quindlen
                                 Mark A. Sargent
                                  Neil Wolfson
                            ------------------------

                                    OFFICERS
                            Neil Wolfson, PRESIDENT/
                             CHIEF EXECUTIVE OFFICER
                         John J. Kelley, VICE PRESIDENT/
                 CHIEF FINANCIAL OFFICER/TREASURER AND SECRETARY
                       Clayton M. Albright, VICE PRESIDENT
                      Joseph M. Fahey, Jr., VICE PRESIDENT
                    William P. Richards, Jr., VICE PRESIDENT
                  Anna M. Bencrowsky, CHIEF COMPLIANCE OFFICER
                            ------------------------

                               INVESTMENT ADVISER
                               AND ADMINISTRATOR
                      Rodney Square Management Corporation
                            1100 North Market Street
                              Wilmington, DE 19890
                            ------------------------

                                    CUSTODIAN
                            Wilmington Trust Company
                            1100 North Market Street
                              Wilmington, DE 19890
                            ------------------------

                               SUB-ADMINISTRATOR,
                               TRANSFER AGENT AND
                                ACCOUNTING AGENT
                                    PFPC Inc.
                              301 Bellevue Parkway
                              Wilmington, DE 19809
                            ------------------------




THIS SEMI-ANNUAL REPORT IS AUTHORIZED FOR DISTRIBUTION ONLY TO SHAREHOLDERS AND TO OTHERS WHO HAVE RECEIVED A CURRENT PROSPECTUS OF THE WILMINGTON MULTI-MANAGER FUNDS -- INSTITUTIONAL SHARES OR A SHARES.


MULTI SAR 12/06

                                                                      WILMINGTON
                                                                           FUNDS

--------------------------------------------------------------------------------
  ASSET ALLOCATION FUNDS
--------------------------------------------------------------------------------

      o     AGGRESSIVE ASSET ALLOCATION

      o     MODERATE ASSET ALLOCATION

      o     CONSERVATIVE ASSET ALLOCATION

                                   SEMI ANNUAL
                                December 31, 2006

--------------------------------------------------------------------------------

WILMINGTON FUNDS -- ASSET ALLOCATION FUNDS
------------------------------------------

--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
CONTENTS .............................................................    page

President's Message ..................................................       2

Expense Disclosure ...................................................       7

Disclosure of Portfolio Holdings .....................................       9

Investments ..........................................................      10

Financial Statements .................................................      11


                                                                          page

Financial Highlights .................................................      14

Notes to Financial Statements ........................................      20

Evaluation and Approval of Investment
Advisory and Sub-Advisory Agreements .................................      27

Trustees and Officers ................................................      29

--------------------------------------------------------------------------------

DESCRIPTION OF INDICES

It is not possible to invest directly in an index. All indices represented are unmanaged.

All indices assume the reinvestment of dividends and interest income unless otherwise noted.

FTSE NAREIT(R) EQUITY INDEX is a market-value weighted unmanaged index based upon the last closing price of the month for tax-qualified real estate investment trusts currently trading on the New York Stock Exchange, the NASDAQ National Market System and the American Stock Exchange.

LEHMAN U.S. INTERMEDIATE GOVERNMENT/CREDIT INDEX is an unmanaged index of USD-denominated, investment-grade, fixed-rate, taxable bond market of SEC-registered securities. The index includes bonds from the Treasury, Government-Related and Corporate sectors with a maturity range between 1 and 10 years.

LEHMAN U.S. TREASURY TIPS INDEX is an unmanaged index of publicly issued, U.S. Treasury inflation-protected securities that have at least 1 year remaining to maturity, are rated investment grade and have $250 million or more of outstanding face value.

MSCI EAFE(R) INDEX (EUROPE, AUSTRALASIA, FAR EAST) is a free float-adjusted market capitalization index that is designed to measure developed market equity performance, excluding the U.S. & Canada. As of June 2006, the MSCI EAFE Index consisted of the following 21 developed market country indices: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland and the United Kingdom.

RUSSELL 3000(R) INDEX measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market.

RUSSELL 2000(R) INDEX measures the performance of the 2,000 smallest companies in the Russell 3000 Index, which represents approximately 8% of the total market capitalization of the Russell 3000 Index.

RUSSELL 1000(R) Index measures the performance of the 1,000 largest companies in the Russell 3000 Index, which represents approximately 92% of the total market capitalization of the Russell 3000 Index.

STANDARD & POOR'S 500 INDEX (S&P 500(R)) is a market capitalization-weighted index of 500 common stocks chosen for market size, liquidity, and industry group representation to represent U.S. equity performance.

WILMINGTON FUNDS -- ASSET ALLOCATION FUNDS
------------------------------------------
   PRESIDENT'S MESSAGE
--------------------------------------------------------------------------------


DEAR SHAREHOLDER:

      During the second half of 2006, most of the asset classes in which the three Wilmington Asset Allocation Funds invest delivered strong returns. For example, large-capitalization U.S. stocks, as measured by the Russell 1000 Index, gained 12.36%, the developed international equity markets (MSCI EAFE
Index) gained 14.69%, and real estate investment trusts (FTSE NAREIT Equity Index) gained 19.61%. However, inflation-linked U.S. Treasury bonds (Lehman U.S. TIPS Index) returned just 2.22%. Conventional bonds (Lehman Intermediate Government/Credit Index) delivered a solid return of 4.26%.

      Generally rising securities prices helped Institutional Shares in the Aggressive, Moderate, and Conservative Asset Allocation Funds to deliver good absolute returns of 10.50%, 7.59%, and 6.18%, respectively, during the six months ended December 31, 2006. On a relative basis, our results were disappointing. We trailed our benchmarks: by 2.23% for the Aggressive Asset Allocation Fund, the S&P 500 Index; by 1.71% for the Moderate Asset Allocation Fund, a blend of 60% S&P 500 Index and 40% Lehman U.S. Intermediate Government/Credit Index; and by 1.41% for the Conservative Asset Allocation Fund, a blend of 40% S&P 500 Index and 60% Lehman U.S. Intermediate Government/Credit Index.

      The shortfalls between our results and those of our benchmarks reflected, in part, the improved performance of large-cap U.S. stocks relative to other asset classes. Put another way, the benefits of diversifying away from large-caps--as all three of the Funds do--became less obvious in the second half of 2006. To a lesser degree, our performance reflected the cautious approach we took to the financial markets. We saw significant risks of higher inflation and lower corporate earnings, and we responded, in part, by sticking fairly closely to our long-term asset allocation targets. For defensive purposes, each Fund also maintained a 5% stake in cash equivalents throughout the half-year, which reduced our returns. Our results were further hampered by the weak performance of several domestic managers we employ in the underlying Wilmington Multi-Manager Funds. We diversify the assets of those funds among managers with different and complementary investment styles--with the expectation of providing market-beating performance over the long-term--but this year our efforts proved inadequate. Believing that active money managers could find their jobs especially difficult for some time, our policy-setting Investment Strategy Team decided last summer to invest at least half of the Multi-Manager Funds' assets in index or index-plus portfolios, which tend to perform in line with their benchmark indices. That move generally aided the performance of the Multi-Manager and Asset Allocation Funds during the latter months of 2006. Finally, a portion of the Funds' shortfalls reflected their operating costs. The Funds' investment adviser has contractually agreed to reimburse expenses so that, for the next several years, total annual Fund operating expenses will not exceed 0.50% of average daily net assets, excluding class-specific expenses (such as Rule 12b-1 fees for A Shares). This capped expense ratio is modest, but it still represents a hurdle for the Funds to overcome, as their benchmarks are purely theoretical constructs, bearing none of the operational costs of actual investment vehicles and incurring none of the trading costs.

      The performance records of the Asset Allocation Funds since their inceptions during the third quarter of 2003 remain very good: The Aggressive Asset Allocation Fund has returned 15.48% on an average annual basis, while its benchmark has returned 12.62%; the Moderate Asset Allocation Fund has returned 10.21% on an average annual basis, while its benchmark has returned 8.72%; and the Conservative Asset Allocation Fund has returned 7.50% on an average annual basis, while its benchmark has returned 7.15%. As 2007 got under way, we continued to minimize the exposure of the Asset Allocation Funds to small- and mid-cap stocks and to hold small positions in cash equivalents. Overall, on the heels of the fourth consecutive year of positive stock market returns, our asset class weightings remained slightly defensive, in keeping with our cautious outlook for the financial markets.

WILMINGTON FUNDS -- ASSET ALLOCATION FUNDS
------------------------------------------
   PRESIDENT'S MESSAGE -- CONTINUED
--------------------------------------------------------------------------------


WILMINGTON AGGRESSIVE ASSET ALLOCATION FUND

      The following performance table compares the performance of the Institutional Shares and A Shares (formerly, Investor Shares) of the Wilmington Aggressive Asset Allocation Fund ("Aggressive Fund") and its predecessor, the Maximum Appreciation Strategic Allocation Fund (the "Aggressive Allocation CTF" a common trust fund), with that of the S&P 500 Index since the commencement of operations of the Aggressive Allocation CTF on July 15, 2003 through December 31, 2006. The Aggressive Allocation CTF's performance (7/15/03-3/15/06) has been adjusted to reflect the annual deduction of fees and expenses applicable to Institutional Shares and A Shares of the Aggressive Fund (i.e., adjusted to reflect class-specific expenses and including contractual investment adviser reimbursements to maintain expense limitations). The Aggressive Allocation CTF was not registered as a mutual fund under the Investment Company Act of 1940, as amended (the "1940 Act") and therefore was not subject to the investment restrictions, limitations, and diversification requirements imposed by the 1940 Act and the Internal Revenue Code 1986, as amended. If the Aggressive Allocation CTF had been registered under the 1940 Act, its performance may have been different.

                        AGGRESSIVE ASSET ALLOCATION FUND

---------------------------------------------------------------------------------------------------------
                                          Average Annual Total Returns
                         --------------------------------------------------------------------------------
                                                                      SINCE                 SINCE
                                                                    INCEPTION             INCEPTION
                                               SIX                   DATE OF               DATE OF
                                             MONTHS     1 YEAR   JULY 15, 2003(1)    DECEMBER 20, 2005(2)
                                             ------     ------   ----------------    --------------------
Aggressive Asset Allocation Fund --
  Institutional Shares                       10.50%     15.83%        15.48%                17.22%
Aggressive Asset Allocation Fund --
  A Shares(3) (with sales charge)(4)          6.55%     11.47%        13.90%                12.44%
Aggressive Asset Allocation Fund --
  A Shares(3) at NAV                         10.39%     15.55%        15.08%                16.35%
S&P 500 Index                                12.73%     15.78%        12.62%                14.82%
---------------------------------------------------------------------------------------------------------

-----------------
     PERFORMANCE QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE. SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. TOTAL RETURNS WOULD BE LOWER HAD CERTAIN FEES AND EXPENSES NOT BEEN WAIVED AND/OR REIMBURSED. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THAT SHOWN HERE. PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END IS AVAILABLE BY CALLING 800-336-9970.

     AN INVESTMENT IN THE FUND IS NOT INSURED BY THE FDIC OR ANY OTHER GOVERNMENTAL AGENCY, IS NOT A DEPOSIT OF OR OTHER OBLIGATION OF OR GUARANTEED BY WILMINGTON TRUST OR ANY OTHER BANK OR ENTITY, AND IS SUBJECT TO RISKS INCLUDING A POSSIBLE LOSS OF THE PRINCIPAL AMOUNT INVESTED.

(1) THE SINCE INCEPTION RETURNS SHOWN FOR INSTITUTIONAL SHARES, A SHARES AND THE INDEX ARE FOR THE PERIOD JULY 15, 2003 (COMMENCEMENT OF OPERATIONS FOR THE AGGRESSIVE ALLOCATION CTF) THROUGH DECEMBER 31, 2006. THE FUND'S PERFORMANCE INCLUDES THE ADJUSTED PERFORMANCE OF THE AGGRESSIVE ALLOCATION CTF.

(2) THE SINCE INCEPTION RETURNS SHOWN FOR INSTITUTIONAL SHARES, A SHARES AND THE INDEX ARE FOR THE PERIOD DECEMBER 20, 2005 (COMMENCEMENT OF OPERATIONS FOR THE AGGRESSIVE FUND) THROUGH DECEMBER 31, 2006, WHICH IS THE PERIOD THE FUND HAS OPERATED AS A MUTUAL FUND.

(3)  FORMERLY, INVESTOR SHARES.

(4) PERFORMANCE REFLECTS THE DEDUCTION OF THE 3.50% MAXIMUM FRONT-END SALES CHARGE.

WILMINGTON FUNDS -- ASSET ALLOCATION FUNDS
------------------------------------------
   PRESIDENT'S MESSAGE -- CONTINUED
--------------------------------------------------------------------------------


WILMINGTON MODERATE ASSET ALLOCATION FUND

      The following performance table compares the performance of the Institutional Shares and A Shares (formerly, Investor Shares) of the Wilmington Moderate Asset Allocation Fund ("Moderate Fund") and its predecessor, the Balanced Strategic Allocation Fund (the "Moderate Allocation CTF" a common trust fund), with that of a Blended Index consisting of the weighted return of 60% of the S&P 500 Index and 40% Lehman Intermediate Government/Credit Index since the commencement of operations of the Moderate Allocation CTF on July 15, 2003 through December 31, 2006. The Moderate Allocation CTF's performance (7/15/03-3/15/06) has been adjusted to reflect the annual deduction of fees and expenses applicable to Institutional Shares and A Shares of the Moderate Fund (i.e., adjusted to reflect class-specific expenses and including contractual investment adviser reimbursements to maintain expense limitations). The Moderate Allocation CTF was not registered as a mutual fund under the Investment Company Act of 1940, as amended (the "1940 Act") and therefore was not subject to the investment restrictions, limitations, and diversification requirements imposed by the 1940 Act and the Internal Revenue Code 1986, as amended. If the Moderate Allocation CTF had been registered under the 1940 Act, its performance may have been different.


                         MODERATE ASSET ALLOCATION FUND

---------------------------------------------------------------------------------------------------------
                                          Average Annual Total Returns
                         --------------------------------------------------------------------------------
                                                                      SINCE                 SINCE
                                                                    INCEPTION             INCEPTION
                                               SIX                   DATE OF               DATE OF
                                             MONTHS     1 YEAR   JULY 15, 2003(1)    DECEMBER 20, 2005(2)
                                             ------     ------   ----------------    --------------------
Moderate Asset Allocation Fund --
  Institutional Shares                        7.59%     10.92%        10.21%                11.22%
Moderate Asset Allocation Fund --
  A Shares(3) (with sales charge)(4)          3.76%      6.86%         8.75%                 7.14%
Moderate Asset Allocation Fund --
  A Shares(3) at NAV                          7.49%     10.69%         9.87%                10.87%
Blended Index: 60% S&P 500 Index
  and 40% Lehman Intermediate
  Government/Credit Index                     9.30%     11.00%         8.72%                10.23%
S&P 500 Index                                12.73%     15.78%        12.62%                14.82%
Lehman Intermediate Government/Credit
  Index                                       4.26%      4.08%         2.90%                 4.17%
---------------------------------------------------------------------------------------------------------

-----------------
     PERFORMANCE QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE. SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. TOTAL RETURNS WOULD BE LOWER HAD CERTAIN FEES AND EXPENSES NOT BEEN WAIVED AND/OR REIMBURSED. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THAT SHOWN HERE. PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END IS AVAILABLE BY CALLING 800-336-9970.

     AN INVESTMENT IN THE FUND IS NOT INSURED BY THE FDIC OR ANY OTHER GOVERNMENTAL AGENCY, IS NOT A DEPOSIT OF OR OTHER OBLIGATION OF OR GUARANTEED BY WILMINGTON TRUST OR ANY OTHER BANK OR ENTITY, AND IS SUBJECT TO RISKS INCLUDING A POSSIBLE LOSS OF THE PRINCIPAL AMOUNT INVESTED.

(1) THE SINCE INCEPTION RETURNS SHOWN FOR THE INSTITUTIONAL, A SHARES AND INDICES ARE FOR THE PERIOD JULY 15, 2003 (COMMENCEMENT OF OPERATIONS FOR
     THE MODERATE ALLOCATION CTF) THROUGH DECEMBER 31, 2006. THE FUND'S PERFORMANCE INCLUDES THE ADJUSTED PERFORMANCE OF THE MODERATE ALLOCATION CTF.

(2) THE SINCE INCEPTION RETURNS SHOWN FOR THE INSTITUTIONAL, A SHARES AND INDICES ARE FOR THE PERIOD DECEMBER 20, 2005 (COMMENCEMENT OF OPERATIONS FOR THE MODERATE FUND) THROUGH DECEMBER 31, 2006, WHICH IS THE PERIOD THE FUND HAS OPERATED AS A MUTUAL FUND.

(3)  FORMERLY, INVESTOR SHARES.

(4) PERFORMANCE REFLECTS THE DEDUCTION OF THE 3.50% MAXIMUM FRONT-END SALES CHARGE.

WILMINGTON FUNDS -- ASSET ALLOCATION FUNDS
------------------------------------------
   PRESIDENT'S MESSAGE -- CONTINUED
--------------------------------------------------------------------------------


WILMINGTON CONSERVATIVE ASSET ALLOCATION FUND

      The following performance table compares the performance of the Institutional Shares and A Shares (formerly, Investor Shares) of the Wilmington Conservative Asset Allocation Fund ("Conservative Fund") and its predecessor, the Growth and Income Strategic Allocation Fund (the "Conservative Allocation CTF" a common trust fund), with that of a Blended Index consisting of the weighted return of 40% of the S&P 500 Index and 60% Lehman Intermediate Government/Credit Index since the commencement of operations of the Conservative Allocation CTF on September 1, 2003 through December 31, 2006. The Conservative Allocation CTF's performance (9/1/03-3/15/06) has been adjusted to reflect the annual deduction of fees and expenses applicable to Institutional Shares and A Shares of the Conservative Fund (i.e., adjusted to reflect class-specific expenses and including contractual investment adviser reimbursements to maintain expense limitations). The Conservative Allocation CTF was not registered as a mutual fund under the Investment Company Act of 1940, as amended (the "1940 Act") and therefore was not subject to the investment restrictions, limitations, and diversification requirements imposed by the 1940 Act and the Internal Revenue Code 1986, as amended. If the Conservative Allocation CTF had been registered under the 1940 Act, its performance may have been different.

                       CONSERVATIVE ASSET ALLOCATION FUND

---------------------------------------------------------------------------------------------------------
                                          Average Annual Total Returns
                         --------------------------------------------------------------------------------
                                                                      SINCE                 SINCE
                                                                    INCEPTION             INCEPTION
                                               SIX                   DATE OF               DATE OF
                                             MONTHS     1 YEAR   JULY 15, 2003(1)    DECEMBER 20, 2005(2)
                                             ------     ------   ----------------    --------------------
Conservative Asset Allocation Fund --
  Institutional Shares                        6.18%      8.25%         7.50%                8.63%
Conservative Asset Allocation Fund --
  A Shares(3) (with sales charge)(4)          2.36%      4.48%         6.10%                4.82%
Conservative Asset Allocation Fund --
  A Shares(3) at NAV                          6.08%      8.22%         7.23%                8.47%
Blended Index: 40% S&P 500 Index and 60%
  Lehman Intermediate Government/Credit
  Index                                       7.59%      8.66%         7.15%                8.18%
Lehman Intermediate Government/Credit
  Index                                       4.26%      4.08%         3.38%                4.17%
S&P 500 Index                                12.73%     15.78%        12.82%               14.82%

-----------------
     PERFORMANCE QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE. SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. TOTAL RETURNS WOULD BE LOWER HAD CERTAIN FEES AND EXPENSES NOT BEEN WAIVED AND/OR REIMBURSED. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THAT SHOWN HERE. PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END IS AVAILABLE BY CALLING 800-336-9970.

     AN INVESTMENT IN THE FUND IS NOT INSURED BY THE FDIC OR ANY OTHER GOVERNMENTAL AGENCY, IS NOT A DEPOSIT OF OR OTHER OBLIGATION OF OR GUARANTEED BY WILMINGTON TRUST OR ANY OTHER BANK OR ENTITY, AND IS SUBJECT TO RISKS INCLUDING A POSSIBLE LOSS OF THE PRINCIPAL AMOUNT INVESTED.

(1) THE SINCE INCEPTION RETURNS SHOWN FOR THE INSTITUTIONAL SHARES, A SHARES AND INDICES ARE FOR THE PERIOD SEPTEMBER 1, 2003 (COMMENCEMENT OF OPERATIONS FOR THE CONSERVATIVE ALLOCATION CTF) THROUGH DECEMBER 31, 2006. THE FUND'S PERFORMANCE INCLUDES THE ADJUSTED PERFORMANCE OF THE CONSERVATIVE ALLOCATION CTF.

(2) THE SINCE INCEPTION RETURNS SHOWN FOR THE INSTITUTIONAL SHARES, A SHARES AND THE INDICES ARE FOR THE PERIOD DECEMBER 20, 2005 (COMMENCEMENT OF OPERATIONS FOR THE CONSERVATIVE FUND) THROUGH DECEMBER 31, 2006, WHICH IS THE PERIOD THE FUND HAS OPERATED AS A MUTUAL FUND.

(3)  FORMERLY, INVESTOR SHARES.

(4) PERFORMANCE REFLECTS THE DEDUCTION OF THE 3.50% MAXIMUM FRONT-END SALES CHARGE.

WILMINGTON FUNDS -- ASSET ALLOCATION FUNDS
------------------------------------------
   PRESIDENT'S MESSAGE -- CONTINUED
--------------------------------------------------------------------------------


     We thank you for your investment in the Wilmington Funds, and we look forward to reporting to you again in six months. If you would like additional information on the Funds in the meantime, we invite you to visit www.wilmingtonfunds.com, or to consult your financial advisor.

                                             Sincerely,

                                             /s/ Neil Wolfson

                                             Neil Wolfson
                                             President

January 24, 2007

YOU SHOULD CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES AND EXPENSES OF THE FUNDS CAREFULLY BEFORE INVESTING. A PROSPECTUS WITH THIS AND OTHER INFORMATION MAY BE OBTAINED BY CALLING 800-336-9970 OR VISITING THE FUNDS' WEBSITE AT WWW.WILMINGTONFUNDS.COM. THE PROSPECTUS SHOULD BE READ CAREFULLY BEFORE INVESTING.

MR. WOLFSON'S COMMENTS REFLECT THE INVESTMENT ADVISER'S VIEWS GENERALLY REGARDING THE MARKET AND THE ECONOMY AND ARE COMPILED FROM THE INVESTMENT ADVISER'S RESEARCH AND FROM COMMENTS PROVIDED BY THE PORTFOLIO MANAGERS AND THE SUB-ADVISERS OF EACH OF THE FUNDS. THESE COMMENTS REFLECT OPINIONS AS OF THE DATE WRITTEN AND ARE SUBJECT TO CHANGE AT ANY TIME.

DISTRIBUTED BY PROFESSIONAL FUNDS DISTRIBUTOR, LLC.

SEE FINANCIAL HIGHLIGHTS.

WILMINGTON FUNDS -- ASSET ALLOCATION FUNDS
------------------------------------------
   EXPENSE DISCLOSURE (UNAUDITED)
--------------------------------------------------------------------------------


DISCLOSURE OF FUND EXPENSES

The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of a Fund, you incur ongoing costs, including management fees and other Fund expenses. A Fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Tables below illustrate your Fund's costs in two ways.

     o ACTUAL FUND RETURN. The first line of each table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during the period.

     o HYPOTHETICAL 5% RETURN. The second line of each table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees, if any. Therefore, the second line of each table is useful in comparing ongoing costs only, and will not help you determine the relative total cost of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The "Annualized Expense Ratio" reflects the actual expenses for the period indicated.

WILMINGTON FUNDS -- ASSET ALLOCATION FUNDS
------------------------------------------
   EXPENSE DISCLOSURE (UNAUDITED) -- CONTINUED
--------------------------------------------------------------------------------


FOR THE PERIOD JULY 1, 2006 TO DECEMBER 31, 2006

EXPENSE TABLES

                                                               BEGINNING       ENDING                   EXPENSES
                                                                ACCOUNT       ACCOUNT     ANNUALIZED      PAID
                                                                 VALUE         VALUE       EXPENSE       DURING
                                                                7/01/06       12/31/06      RATIO        PERIOD*
                                                               ---------      --------    ----------    --------
AGGRESSIVE ALLOCATION FUND -- INSTITUTIONAL SHARES
Actual Fund Return .........................................   $1,000.00     $1,105.00       0.50%        $2.65
Hypothetical 5% Return Before Expenses .....................    1,000.00      1,022.69       0.50%         2.55

AGGRESSIVE ALLOCATION FUND -- A SHARES (1)
Actual Fund Return .........................................   $1,000.00     $1,103.90       0.75%        $3.98
Hypothetical 5% Return Before Expenses .....................    1,000.00      1,021.43       0.75%         3.82

MODERATE ASSET ALLOCATION FUND -- INSTITUTIONAL SHARES
Actual Fund Return .........................................   $1,000.00     $1,075.90       0.50%        $2.62
Hypothetical 5% Return Before Expenses .....................    1,000.00      1,022.69       0.50%         2.55

MODERATE ASSET ALLOCATION FUND -- A SHARES (1)
Actual Fund Return .........................................   $1,000.00     $1,074.90       0.75%        $3.92
Hypothetical 5% Return Before Expenses .....................    1,000.00      1,021.43       0.75%         3.82

CONSERVATIVE ASSET ALLOCATION FUND -- INSTITUTIONAL SHARES
Actual Fund Return .........................................   $1,000.00     $1,061.80       0.50%        $2.60
Hypothetical 5% Return Before Expenses .....................    1,000.00      1,022.69       0.50%         2.55

CONSERVATIVE ASSET ALLOCATION FUND -- A SHARES (1)
Actual Fund Return .........................................   $1,000.00     $1,060.80       0.75%        $3.90
Hypothetical 5% Return Before Expenses .....................    1,000.00      1,021.43       0.75%         3.82

-----------------
* Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by the number days in the most recent fiscal half-year, then divided by 365. The Funds invest a substantial portion of their assets in other funds, which are registered investment companies. In addition to the expenses reflected above, the Funds also indirectly bear fees and expenses charged by the other funds.

(1)  Formerly, Investor Shares.

WILMINGTON FUNDS -- ASSET ALLOCATION FUNDS
------------------------------------------
   DISCLOSURE OF PORTFOLIO HOLDINGS (UNAUDITED)
--------------------------------------------------------------------------------


PORTFOLIO HOLDINGS

DECEMBER 31, 2006

The following tables present a summary of the portfolio holdings of each of the Wilmington Asset Allocation Funds as a percentage of its total investments.


AGGRESSIVE ASSET ALLOCATION FUND
Affiliated Investment Companies
   U.S. Equity Funds.......................     39.3%
   International Equity Fund...............     38.1%
   Real Asset Fund.........................     17.6%
   Money Market Fund.......................      5.0%
                                               -----
                                               100.0%
                                               =====


MODERATE ASSET ALLOCATION FUND
Affiliated Investment Companies
   Fixed Income Fund.......................     39.7%
   U.S. Equity Funds.......................     22.5%
   International Equity Fund...............     20.6%
   Real Asset Fund.........................     11.7%
   Money Market Fund.......................      5.5%
                                               -----
                                               100.0%
                                               =====


CONSERVATIVE ASSET ALLOCATION FUND
Affiliated Investment Companies
   Fixed Income Fund.......................     59.7%
   U.S. Equity Funds.......................     13.7%
   International Equity Fund...............     13.3%
   Real Asset Fund.........................      7.8%
   Money Market Fund.......................      5.5%
                                               -----
                                               100.0%
                                               =====


DISCLOSURE OF PORTFOLIO HOLDINGS

The Trust files a complete schedule of investments with the SEC for its first and third fiscal quarters on Form N-Q. Form N-Q is available without charge by visiting the SEC's website at http://www.sec.gov, or it may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

WILMINGTON FUNDS -- ASSET ALLOCATION FUNDS
------------------------------------------
   INVESTMENTS / DECEMBER 31, 2006 (UNAUDITED)

   (Showing Percentage of Total Investments)
--------------------------------------------------------------------------------

                                                                      VALUE
                                                        SHARES       (NOTE 2)
                                                      ---------    -----------
AGGRESSIVE ASSET ALLOCATION FUND

AFFILIATED INVESTMENT COMPANIES+ -- 100.0%
    Wilmington Multi-Manager
      International Fund ..........................   1,664,671    $17,612,219
    Wilmington Multi-Manager
      Large-Cap Fund ..............................   1,146,195     15,485,098
    Wilmington Multi-Manager
      Mid-Cap Fund ................................      73,303        917,755
    Wilmington Multi-Manager
      Real Asset Fund .............................     526,063      8,159,239
    Wilmington Multi-Manager
      Small-Cap Fund ..............................     135,928      1,784,740
    Wilmington Prime Money
      Market Fund .................................   2,300,593      2,300,594
                                                                   -----------
TOTAL AFFILIATED INVESTMENT COMPANIES
    (COST $41,643,301) ........................................     46,259,645
                                                                   -----------
TOTAL INVESTMENTS -- 100.0%
    (COST $41,643,301)(1) .....................................    $46,259,645
                                                                   ===========

MODERATE ASSET ALLOCATION FUND

AFFILIATED INVESTMENT COMPANIES+ -- 100.0%
    Wilmington Multi-Manager
      International Fund ..........................     560,138    $ 5,926,265
    Wilmington Multi-Manager
      Large-Cap Fund ..............................     398,532      5,384,167
    Wilmington Multi-Manager
      Mid-Cap Fund ................................      44,359        555,375
    Wilmington Multi-Manager
      Real Asset Fund .............................     217,559      3,374,339

MODERATE ASSET ALLOCATION FUND -- (CONTINUED)

AFFILIATED INVESTMENT COMPANIES+ -- (CONTINUED)
    Wilmington Multi-Manager
      Small-Cap Fund ..............................      41,887    $   549,977
    Wilmington Prime Money
      Market Fund .................................   1,572,330      1,572,330
    Wilmington Short/Intermediate-
      Term Bond Fund ..............................   1,146,377     11,440,843
                                                                   -----------
TOTAL AFFILIATED INVESTMENT COMPANIES
    (COST $25,782,502) ........................................     28,803,296
                                                                   -----------
TOTAL INVESTMENTS -- 100.0%
    (COST $25,782,502)(2)......................................    $28,803,296
                                                                   ===========

CONSERVATIVE ASSET ALLOCATION FUND

AFFILIATED INVESTMENT COMPANIES+ -- 100.0%
    Wilmington Multi-Manager
      International Fund ..........................      53,046    $   561,224
    Wilmington Multi-Manager
      Large-Cap Fund ..............................      36,652        495,163
    Wilmington Multi-Manager
      Real Asset Fund .............................      21,187        328,611
    Wilmington Multi-Manager
      Small-Cap Fund ..............................       6,152         80,778
    Wilmington Prime Money
      Market Fund .................................     232,833        232,833
    Wilmington Short/Intermediate-
      Term Bond Fund ..............................     251,700      2,511,964
                                                                   -----------
TOTAL AFFILIATED INVESTMENT COMPANIES
    (COST $4,010,448) .........................................      4,210,573
                                                                   -----------
TOTAL INVESTMENTS -- 100.0%
    (COST $4,010,448)(3) ......................................    $ 4,210,573
                                                                   ===========


-------------
+ The Fund invests in the Institutional Shares of the Affiliated Investment Companies.

(1) The cost for Federal income tax purposes is $41,791,199. At December 31, 2006, net unrealized appreciation was $4,468,446. This consisted of aggregate gross unrealized appreciation for all securities for which there was an excess of market value over tax cost of $4,468,446.

(2) The cost for Federal income tax purposes is $25,932,461 At December 31, 2006, net unrealized appreciation was $2,870,835. This consisted of aggregate gross unrealized appreciation for all securities for which there was an excess of market value over tax cost of $2,870,835.

(3) The cost for Federal income tax purposes is $4,030,194. At December 31, 2006, net unrealized appreciation was $180,379. This consisted of aggregate gross unrealized appreciation for all securities for which there was an excess of market value over tax cost of $180,379.


    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- ASSET ALLOCATION FUNDS
------------------------------------------
   FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2006 (Unaudited)

                                                    AGGRESSIVE ASSET    MODERATE ASSET     CONSERVATIVE ASSET
                                                    ALLOCATION FUND     ALLOCATION FUND      ALLOCATION FUND
                                                    ----------------    ---------------    -------------------
ASSETS:
Investment in affiliated investment companies,
   at market value* ...............................    $46,259,645        $28,803,296          $4,210,573
Receivable for fund shares sold ...................        166,639            105,242              57,918
Receivable for investments sold ...................             --                 --               1,655
Receivable from Advisor ...........................          2,969              6,779              14,118
Dividends receivable ..............................          9,356             50,126              10,606
Other assets ......................................         14,033              3,874              16,303
                                                       -----------        -----------          ----------
Total assets ......................................     46,452,642         28,969,317           4,311,173
                                                       -----------        -----------          ----------
LIABILITIES:
Payable for fund shares redeemed ..................             --                 --               2,000
Other accrued expenses ............................         28,007             30,904              17,627
                                                       -----------        -----------          ----------
Total liabilities .................................         28,007             30,904              19,627
                                                       -----------        -----------          ----------
Net Assets ........................................    $46,424,635        $28,938,413          $4,291,546
                                                       ===========        ===========          ==========

NET ASSETS CONSIST OF:
Paid-in capital ...................................    $40,690,711        $25,603,535          $4,071,924
Distributions in excess of net investment income ..         (2,093)            (1,672)             (1,362)
Accumulated net realized gain on investments ......      1,119,673            315,756              20,859
Net unrealized appreciation of investments ........      4,616,344          3,020,794             200,125
                                                       -----------        -----------          ----------
NET ASSETS ........................................    $46,424,635        $28,938,413          $4,291,546
                                                       ===========        ===========          ==========
NET ASSETS BY SHARE CLASS:
   Institutional Shares ...........................    $42,864,043        $18,888,140          $2,243,604
   A Shares(1) ....................................      3,560,592         10,050,273           2,047,942
                                                       -----------        -----------          ----------
                                                       $46,424,635        $28,938,413          $4,291,546
                                                       ===========        ===========          ==========
SHARES OF BENEFICIAL INTEREST OUTSTANDING:
   ($0.01 par value, unlimited authorized shares):
   Institutional Shares ...........................      3,742,986          1,741,229             211,750
   A Shares(1) ....................................        311,238            928,182             193,289
NET ASSET VALUE PER SHARE:
   Institutional Shares (net asset value,
     offering and redemption price) ...............    $     11.45        $     10.85          $    10.60
                                                       -----------        -----------          ----------
   A Shares(1) (net asset value (NAV) and
     redemption price) ............................    $     11.44        $     10.83          $    10.60
                                                       -----------        -----------          ----------
   A Shares(1) (Public offering price --
     NAV / 0.965) .................................    $     11.85        $     11.22          $    10.98
                                                       -----------        -----------          ----------
-------------
*Investments in affiliated investment
   companies at cost ..............................    $41,643,301        $25,782,502          $4,010,448

(1) Formerly, Investor Shares.

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- ASSET ALLOCATION FUNDS
------------------------------------------
   FINANCIAL STATEMENTS -- CONTINUED
--------------------------------------------------------------------------------


STATEMENTS OF OPERATIONS
For the Six Months Ended December 31, 2006 (Unaudited)

                                                    AGGRESSIVE ASSET    MODERATE ASSET     CONSERVATIVE ASSET
                                                    ALLOCATION FUND     ALLOCATION FUND      ALLOCATION FUND
                                                    ----------------    ---------------    -------------------
INVESTMENT INCOME:
   Dividends from affiliated investment companies ..... $  241,342        $  345,358            $  64,747
                                                        ----------        ----------            ---------
EXPENSES:
   Professional fees ..................................     21,629            21,162               21,319
   Registration fees ..................................     17,971            17,494               17,435
   Sub-administration and accounting fees .............     17,343            14,420                8,532
   Transfer agent fees ................................     10,538             3,554                1,200
   Organizational expense .............................     10,275             9,162                9,887
   Reports to shareholders ............................      9,669            10,980                8,609
   Trustees' fees .....................................      9,532             9,539                9,539
   Custody fees .......................................      9,505             8,262                9,356
   Distribution fees - A Shares(1) ....................      3,084             8,841                1,668
   Administration fees ................................      2,886             2,028                  302
   Compliance services ................................      1,537             1,520                1,517
   Other ..............................................      1,714             1,665                1,448
                                                        ----------        ----------            ---------
      Total expenses before fee waivers and expense
          reimbursements ..............................    115,683           108,627               90,812
      Expenses reimbursed by Advisor ..................    (15,880)          (29,826)             (73,166)
      Sub-administration and accounting fees waived ...     (3,105)           (4,365)              (6,210)
                                                        ----------        ----------            ---------
        Total expenses, net ...........................     96,698            74,436               11,436
                                                        ----------        ----------            ---------
   Net investment income ..............................    144,644           270,922               53,311
                                                        ----------        ----------            ---------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net capital gain distributions received from
     affiliated investment companies ..................  1,927,037           672,619               63,610
   Net realized loss from investments in affiliated
     investment companies .............................    (49,941)           (8,991)              (3,057)
   Net increase (decrease) in unrealized appreciation
     (depreciation) of investments in affiliated
     companies ........................................  2,046,109           971,584              122,097
                                                        ----------        ----------            ---------
   Net gain on investments ............................  3,923,205         1,635,212              182,650
                                                        ----------        ----------            ---------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS .. $4,067,849        $1,906,134            $ 235,961
                                                        ==========        ==========            =========

-------------
(1) Formerly, Investor Shares.

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- ASSET ALLOCATION FUNDS
------------------------------------------
   FINANCIAL STATEMENTS -- CONTINUED
--------------------------------------------------------------------------------


STATEMENTS OF CHANGES IN NET ASSETS

                                           AGGRESSIVE ASSET                  MODERATE ASSET                CONSERVATIVE ASSET
                                            ALLOCATION FUND                 ALLOCATION FUND                  ALLOCATION FUND
                                     ----------------------------    ----------------------------    ----------------------------
                                        FOR THE        FOR THE         FOR THE         FOR THE         FOR THE         FOR THE
                                      SIX MONTHS        PERIOD        SIX MONTHS        PERIOD        SIX MONTHS        PERIOD
                                        ENDED        DECEMBER 20,       ENDED        DECEMBER 20,       ENDED        DECEMBER 20,
                                      DECEMBER 31,      2005(1)       DECEMBER 31,      2005(1)       DECEMBER 31,      2005(1)
                                         2006          THROUGH           2006          THROUGH           2006          THROUGH
                                      (UNAUDITED)   JUNE 30, 2006     (UNAUDITED)   JUNE 30, 2006     (UNAUDITED)   JUNE 30, 2006
                                     -------------  -------------    -------------  -------------    -------------  -------------
INCREASE (DECREASE) IN NET ASSETS:
Operations:
   Net investment income ............ $   144,644    $   133,021      $   270,922    $   177,060      $   53,311     $   29,343
   Net realized gain (loss)
     from investments in
     affiliated investment
     companies ......................   1,877,096       (122,567)         663,628        (74,315)         60,553        (18,395)
   Net increase (decrease)
     in unrealized appreciation
     (depreciation) of
     investments in affiliated
     companies ......................   2,046,109       (196,388)         971,584       (215,957)        122,097        (17,525)
                                      -----------    -----------      -----------    -----------      ----------     ----------
   Net increase (decrease) in
     net assets resulting from
     operations .....................   4,067,849       (185,934)       1,906,134       (113,212)        235,961         (6,577)
                                      -----------    -----------      -----------    -----------      ----------     ----------
Distributions to shareholders from:
   Net investment income:
      Institutional Shares ..........    (155,760)      (124,727)        (216,121)      (138,281)        (37,590)       (21,954)
      A Shares(2) ...................      (7,378)        (6,750)         (85,613)       (24,368)        (22,476)        (4,297)
                                      -----------    -----------      -----------    -----------      ----------     ----------
                                         (163,138)      (131,477)        (301,734)      (162,649)        (60,066)       (26,251)
                                      -----------    -----------      -----------    -----------      ----------     ----------
   Net realized gains:
      Institutional Shares ..........    (588,274)            --         (179,382)            --         (11,331)            --
      A Shares(2) ...................     (46,582)            --          (94,175)            --          (9,968)            --
                                      -----------    -----------      -----------    -----------      ----------     ----------
                                         (634,856)            --         (273,557)            --         (21,299)            --
                                      -----------    -----------      -----------    -----------      ----------     ----------
Total distributions .................    (797,994)      (131,477)        (575,291)      (162,649)        (81,365)       (26,251)
                                      -----------    -----------      -----------    -----------      ----------     ----------
Fund share transactions (Note 5):
   Proceeds from shares sold ........  21,135,317      7,294,647        8,745,280      8,453,740       1,946,541      2,376,054
   In-kind purchase .................          --     19,136,684               --     17,654,514              --      1,342,704
   Cost of shares issued on
     reinvestment of
     distributions ..................     589,472         14,002          383,337         37,699          59,075         11,708
   Cost of shares redeemed ..........  (3,955,974)      (741,957)      (5,672,443)    (1,718,696)     (1,316,217)      (250,087)
                                      -----------    -----------      -----------    -----------      ----------     ----------
Net increase in net assets
   from Fund share
   transactions .....................  17,768,815     25,703,376        3,456,174     24,427,257         689,399      3,480,379
                                      -----------    -----------      -----------    -----------      ----------     ----------
Total increase in net assets ........  21,038,670     25,385,965        4,787,017     24,151,396         843,995      3,447,551
NET ASSETS:
   Beginning of Period ..............  25,385,965             --       24,151,396             --       3,447,551             --
                                      -----------    -----------      -----------    -----------      ----------     ----------
   End of Period                      $46,424,635    $25,385,965      $28,938,413    $24,151,396      $4,291,546     $3,447,551
                                      ===========    ===========      ===========    ===========      ==========     ==========
Undistributed (distributions
   in excess of) net
   investment income ................ $    (2,093)   $    16,401      $    (1,672)   $    29,140      $   (1,362)    $    5,393

-------------
(1) Commencement of operations.
(2) Formerly, Investor Shares.

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- ASSET ALLOCATION FUNDS
------------------------------------------
   FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The following tables include selected data for a share outstanding throughout the period and other performance information derived from the financial statements. The total returns in the tables represent the rate an investor would have earned or lost on an investment in the Funds (assuming reinvestment of all dividends and distributions). This information should be read in conjunction with the financial statements and notes thereto.

                                                                               FOR THE
                                                                              SIX MONTHS              FOR THE PERIOD
                                                                                ENDED                DECEMBER 20, 2005(1)
                                                                           DECEMBER 31, 2006             THROUGH
AGGRESSIVE ASSET ALLOCATION FUND -- INSTITUTIONAL SHARES                      (UNAUDITED)             JUNE 30, 2006
                                                                          -------------------       --------------------
NET ASSET VALUE -- BEGINNING OF PERIOD ............................            $ 10.55                    $ 10.00
                                                                               -------                    -------
INVESTMENT OPERATIONS:
   Net investment income(2) .......................................               0.05                       0.11(3)
   Net realized and unrealized gain on investments ................               1.06                       0.50
                                                                               -------                    -------
      Total from investment operations ............................               1.11                       0.61
                                                                               -------                    -------
DISTRIBUTIONS:
   From net investment income .....................................              (0.05)                     (0.06)
   From net realized gains ........................................              (0.16)                        --
                                                                               -------                    -------
      Total distributions .........................................              (0.21)                     (0.06)
                                                                               -------                    -------
NET ASSET VALUE -- END OF PERIOD ..................................            $ 11.45                    $ 10.55
                                                                               =======                    =======
TOTAL RETURN ......................................................              10.50%**                    6.08%**
RATIOS (TO AVERAGE NET ASSETS)/SUPPLEMENTAL DATA:
   Expenses:
      Including expense limitations ...............................               0.50%*                     0.50%*
      Excluding expense limitations ...............................               0.60%*                     1.48%*
   Net investment income ..........................................               0.79%*                     1.90%*,(3)
Portfolio turnover rate ...........................................                 10%**                      24%**
Net assets at the end of period (000 omitted) .....................            $42,864                    $23,772

----------------
*   Annualized.
**  Not annualized.
(1) Commencement of operations.
(2) The net investment income per share was calculated using the average shares outstanding method.
(3) The net investment income per share and net investment income ratio in the initial period of operations may not be reflective of longer term results, as a result of volatility in net assets and timing of distributions from the underlying funds.



    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- ASSET ALLOCATION FUNDS
------------------------------------------
   FINANCIAL HIGHLIGHTS -- CONTINUED
--------------------------------------------------------------------------------

                                                                               FOR THE
                                                                              SIX MONTHS              FOR THE PERIOD
                                                                                ENDED                DECEMBER 20, 2005(1)
                                                                           DECEMBER 31, 2006             THROUGH
AGGRESSIVE ASSET ALLOCATION FUND -- A SHARES(2)                               (UNAUDITED)             JUNE 30, 2006
                                                                          -------------------       --------------------
NET ASSET VALUE -- BEGINNING OF PERIOD ............................            $ 10.54                    $ 10.00
                                                                               -------                    -------
INVESTMENT OPERATIONS:
   Net investment income(3) .......................................               0.05                       0.11(5)
   Net realized and unrealized gain on investments ................               1.04                       0.48
                                                                               -------                    -------
      Total from investment operations ............................               1.09                       0.59
                                                                               -------                    -------
DISTRIBUTIONS:
   From net investment income .....................................              (0.03)                     (0.05)
   From net realized gains ........................................              (0.16)                        --
                                                                               -------                    -------
      Total distributions .........................................              (0.19)                     (0.05)
                                                                               -------                    -------
NET ASSET VALUE -- END OF PERIOD ..................................            $ 11.44                    $ 10.54
                                                                               =======                    =======
TOTAL RETURN(4) ...................................................              10.39%**                    5.93%**
RATIOS (TO AVERAGE NET ASSETS)/SUPPLEMENTAL DATA:
   Expenses:
      Including expense limitations ...............................               0.75%*                     0.75%*
      Excluding expense limitations ...............................               0.86%*                     3.59%*
   Net investment income ..........................................               0.60%*                     1.90%*,(5)
Portfolio turnover rate ...........................................                 10%**                      24%**
Net assets at the end of period (000 omitted) .....................             $3,561                     $1,614

---------------
*   Annualized.
**  Not annualized.
(1) Commencement of operations.
(2) Formerly, Investor Shares.
(3) The net investment income per share was calculated using the average shares outstanding method.
(4) Total Return does not reflect the impact of the maximum front-end sales load of 3.50%. If reflected, the return would be lower.
(5) The net investment income per share and net investment income ratio in the initial period of operations may not be reflective of longer term results, as a result of volatility in net assets and timing of distributions from the underlying funds.




    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- ASSET ALLOCATION FUNDS
------------------------------------------
   FINANCIAL HIGHLIGHTS -- CONTINUED
--------------------------------------------------------------------------------

                                                                               FOR THE
                                                                              SIX MONTHS              FOR THE PERIOD
                                                                                ENDED                DECEMBER 20, 2005(1)
                                                                           DECEMBER 31, 2006              THROUGH
MODERATE ASSET ALLOCATION FUND -- INSTITUTIONAL SHARES                        (UNAUDITED)              JUNE 30, 2006
                                                                          -------------------       --------------------
NET ASSET VALUE -- BEGINNING OF PERIOD ............................            $ 10.30                    $ 10.00
                                                                               -------                    -------
INVESTMENT OPERATIONS:
   Net investment income(2) .......................................               0.11                       0.15(3)
   Net realized and unrealized gain on investments ................               0.66                       0.22
                                                                               -------                    -------
      Total from investment operations ............................               0.77                       0.37
                                                                               -------                    -------
DISTRIBUTIONS:
   From net investment income .....................................              (0.12)                     (0.07)
   From net realized gains ........................................              (0.10)                        --
                                                                               -------                    -------
      Total distributions .........................................              (0.22)                     (0.07)
                                                                               -------                    -------
NET ASSET VALUE -- END OF PERIOD ..................................            $ 10.85                    $ 10.30
                                                                               =======                    =======
TOTAL RETURN ......................................................               7.59%**                    3.74%**
RATIOS (TO AVERAGE NET ASSETS)/SUPPLEMENTAL DATA:
   Expenses:
      Including expense limitations ...............................               0.50%*                     0.50%*
      Excluding expense limitations ...............................               0.76%*                     1.67%*
   Net investment income ..........................................               2.12%*                     2.74%*,(3)
Portfolio turnover rate ...........................................                 24%**                      30%**
Net assets at the end of period (000 omitted) .....................            $18,888                    $19,732


--------------
*   Annualized.
**  Not annualized.
(1) Commencement of operations.
(2) The net investment income per share was calculated using the average shares outstanding method.
(3) The net investment income per share and net investment income ratio in the initial period of operations may not be reflective of longer term results, as a result of volatility in net assets and timing of distributions from the underlying funds.


    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- ASSET ALLOCATION FUNDS
------------------------------------------
   FINANCIAL HIGHLIGHTS -- CONTINUED
--------------------------------------------------------------------------------

                                                                              FOR THE
                                                                             SIX MONTHS              FOR THE PERIOD
                                                                               ENDED                DECEMBER 20, 2005(1)
                                                                          DECEMBER 31, 2006             THROUGH
MODERATE ASSET ALLOCATION FUND -- A SHARES(2)                                (UNAUDITED)             JUNE 30, 2006
                                                                         -------------------       --------------------
NET ASSET VALUE -- BEGINNING OF PERIOD ............................            $10.28                     $10.00
                                                                               ------                     ------
INVESTMENT OPERATIONS:
   Net investment income(3) .......................................              0.10                       0.16(5)
   Net realized and unrealized gain on investments ................              0.66                       0.19
                                                                               ------                     ------
      Total from investment operations ............................              0.76                       0.35
                                                                               ------                     ------
DISTRIBUTIONS:
   From net investment income .....................................             (0.11)                     (0.07)
   From net realized gains ........................................             (0.10)                        --
                                                                               ------                     ------
      Total distributions .........................................             (0.21)                     (0.07)
                                                                               ------                     ------
NET ASSET VALUE -- END OF PERIOD ..................................            $10.83                     $10.28
                                                                               ======                     ======
TOTAL RETURN(4) ...................................................              7.49%**                    3.49%**
RATIOS (TO AVERAGE NET ASSETS)/SUPPLEMENTAL DATA:
   Expenses:
      Including expense limitations ...............................              0.75%*                     0.75%*
      Excluding expense limitations ...............................              1.01%*                     1.87%*
   Net investment income ..........................................              1.91%*                     3.03%*,(5)
Portfolio turnover rate ...........................................                24%**                      30%**
Net assets at the end of period (000 omitted) .....................           $10,050                     $4,419

---------------
*   Annualized.
**  Not annualized.
(1) Commencement of operations.
(2) Formerly, Investor Shares.
(3) The net investment income per share was calculated using the average shares outstanding method.
(4) Total Return does not reflect the impact of the maximum front-end sales load of 3.50%. If reflected, the return would be lower.
(5) The net investment income per share and net investment income ratio in the initial period of operations may not be reflective of longer term results, as a result of volatility in net assets and timing of distributions from the underlying funds.


    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- ASSET ALLOCATION FUNDS
------------------------------------------
   FINANCIAL HIGHLIGHTS -- CONTINUED
--------------------------------------------------------------------------------

                                                                               FOR THE
                                                                              SIX MONTHS              FOR THE PERIOD
                                                                                ENDED                DECEMBER 20, 2005(1)
                                                                           DECEMBER 31, 2006              THROUGH
CONSERVATIVE ASSET ALLOCATION FUND -- INSTITUTIONAL SHARES                    (UNAUDITED)              JUNE 30, 2006
                                                                          -------------------       --------------------
NET ASSET VALUE -- BEGINNING OF PERIOD ............................            $10.17                     $10.00
                                                                               ------                     ------
INVESTMENT OPERATIONS:
   Net investment income(2) .......................................              0.15                       0.16(3)
   Net realized and unrealized gain on investments ................              0.48                       0.10
                                                                               ------                     ------
      Total from investment operations ............................              0.63                       0.26
                                                                               ------                     ------
DISTRIBUTIONS:
   From net investment income .....................................             (0.15)                     (0.09)
   From net realized gains ........................................             (0.05)                        --
                                                                               ------                     ------
      Total distributions .........................................             (0.20)                     (0.09)
                                                                               ------                     ------
NET ASSET VALUE -- END OF PERIOD ..................................            $10.60                     $10.17
                                                                               ======                     ======
TOTAL RETURN ......................................................              6.18%**                    2.59%**
RATIOS (TO AVERAGE NET ASSETS)/SUPPLEMENTAL DATA:
   Expenses:
      Including expense limitations ...............................              0.50%*                     0.50%*
      Excluding expense limitations ...............................              4.48%*                    10.76%*
   Net investment income ..........................................              2.80%*                     3.05%*,(3)
Portfolio turnover rate ...........................................                39%**                      23%**
Net assets at the end of period (000 omitted) .....................            $2,244                     $2,725


--------------
*   Annualized.
**  Not annualized.
(1) Commencement of operations.
(2) The net investment income per share was calculated using the average shares outstanding method.
(3) The net investment income per share and net investment income ratio in the initial period of operations may not be reflective of longer term results, as a result of volatility in net assets and timing of distributions from the underlying funds.


    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- ASSET ALLOCATION FUNDS
------------------------------------------
   FINANCIAL HIGHLIGHTS -- CONTINUED
--------------------------------------------------------------------------------


                                                                              FOR THE
                                                                             SIX MONTHS              FOR THE PERIOD
                                                                               ENDED                DECEMBER 20, 2005(1)
                                                                          DECEMBER 31, 2006             THROUGH
CONSERVATIVE ASSET ALLOCATION FUND -- A SHARES(2)                            (UNAUDITED)             JUNE 30, 2006
                                                                         -------------------       --------------------
NET ASSET VALUE -- BEGINNING OF PERIOD ............................            $10.17                     $10.00
                                                                               ------                     ------
INVESTMENT OPERATIONS:
   Net investment income(3) .......................................              0.14                       0.19(5)
   Net realized and unrealized gain on investments ................              0.48                       0.06
                                                                               ------                     ------
      Total from investment operations ............................              0.62                       0.25
                                                                               ------                     ------
DISTRIBUTIONS:
   From net investment income .....................................             (0.14)                     (0.08)
   From net realized gains ........................................             (0.05)                        --
                                                                               ------                     ------
      Total distributions .........................................             (0.19)                     (0.08)
                                                                               ------                     ------
NET ASSET VALUE -- END OF PERIOD ..................................            $10.60                     $10.17
                                                                               ======                     ======
TOTAL RETURN(4) ...................................................              6.08%**                    2.53%**
RATIOS (TO AVERAGE NET ASSETS)/SUPPLEMENTAL DATA:
   Expenses:
      Including expense limitations ...............................              0.75%*                     0.75%*
      Excluding expense limitations ...............................              4.73%*                    10.98%*
   Net investment income ..........................................              2.59%*                     3.46%*,(5)
Portfolio turnover rate ...........................................                39%**                      23%**
Net assets at the end of period (000 omitted) .....................            $2,048                     $  723


--------------
*   Annualized.
**  Not annualized.
(1) Commencement of operations.
(2) Formerly, Investor Shares.
(3) The net investment income per share was calculated using the average shares outstanding method.
(4) Total Return does not reflect the impact of the maximum front-end sales load of 3.50%. If reflected, the return would be lower.
(5) The net investment income per share and net investment income ratio in the initial period of operations may not be reflective of longer term results, as a result of volatility in net assets and timing of distributions from the underlying funds.


    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- ASSET ALLOCATION FUNDS
------------------------------------------
   NOTES TO FINANCIAL STATEMENTS --(UNAUDITED)
--------------------------------------------------------------------------------


1. DESCRIPTION OF THE FUNDS. WT Mutual Fund (the "Trust") is registered under the Investment Company Act of 1940, as amended, (the "1940 Act") as an open-end management investment company and was organized as a Delaware business trust on June 1, 199 4. The Amended and Restated Agreement and Declaration of Trust permits the Board of Trustees (the "Trustees") to establish series of shares, each of which constitutes a series separate and distinct from the shares of other series. As of December 31, 2006, the Trust offered 26 series, three of which are included in these financial statements. The three series included are: Wilmington Aggressive Asset Allocation Fund ("Aggressive Asset Allocation Fund"), Wilmington Moderate Asset Allocation Fund ("Moderate Asset Allocation Fund") and Wilmington Conservative Asset Allocation Fund ("Conservative Asset Allocation Fund") (each, a "Fund" and collectively, the "Asset Allocation Funds" or "Funds"). Each Fund will invest in other open-end investment companies (mutual funds) that are series of the Trust (collectively, the "Underlying Funds"). The Underlying Funds include funds that invest in U.S. and foreign stocks, bonds and money market instruments. The Underlying Funds' financial statements are included in separate reports.

   Each Fund offers two classes of shares: Institutional Shares and A Shares (formerly, Investor Shares). All classes of shares have identical voting, dividend and liquidation rights. Institutional Shares are offered to retirement plans and other institutional investors. Effective November 1, 2006, Investor Shares were renamed A Shares and are available to all investors and are subject to a Rule 12b-1 distribution fee and a maximum front-end sales charge of 3.50%.

2. SIGNIFICANT  ACCOUNTING  POLICIES.  The  following  is  a   summary   of  the
   significant accounting policies of the    Funds:

   SECURITY VALUATION. The Asset Allocation Funds value their investments in the Underlying Funds daily at the closing net asset value ("NAV") of each respective Underlying Fund. Assets held directly by the Allocation Funds and securities held by the Underlying Funds which are listed on a securities exchange and for which market quotations are available are valued at the last quoted sale price of the day, or, if there is no such reported sale, securities are valued at the mean between the most recent quoted bid and ask prices. Securities traded on the Nasdaq Stock Market, Inc. ("NASDAQ") are valued in accordance with the NASDAQ Official Closing Price, which may not be the last sale price. Price information for listed securities is taken from the exchange where the security is primarily traded. Unlisted securities for which market quotations are readily available are valued at the most recent bid prices. Any assets that are denominated in foreign currencies are valued daily in U.S. dollars at the foreign currency exchange rates that are prevailing at the time the Asset Allocation Funds and/or the Underlying Funds determine the daily NAV. Securities with a remaining maturity of 60 days or less are valued at amortized cost, which approximates market value, unless the Trustees determine that this does not represent fair value. Futures contracts are valued at the most recent settlement price for the day. Forward foreign currency exchange contracts are valued based on the price of the underlying currency at the prevailing (interpolated) exchange rate, which is a combination of the spot currency rate and the forward currency rate. Securities that do not have a readily available current market value are valued in good faith by using procedures adopted by the Trustees. When a Fund uses fair value pricing to determine NAV, securities will not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Trustees believe accurately reflects fair value. A Fund may fair value foreign securities if significant events that appear likely to affect the value of those securities occur between the time a foreign exchange closes and the time that the Fund prices its shares. Significant events may include: (i) events impacting a single issuer, (ii) governmental actions that affect securities in one sector or country, (iii) natural

WILMINGTON FUNDS -- ASSET ALLOCATION FUNDS
------------------------------------------
   NOTES TO FINANCIAL STATEMENTS --(UNAUDITED) -- CONTINUED
--------------------------------------------------------------------------------


   disasters or armed conflict, or (iv) significant domestic or foreign market fluctuations. The Funds' policy is intended to result in a calculation of a Fund's NAV that fairly reflects security values as of the time of pricing. However, fair values determined pursuant to a Fund's procedures may not accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing. In addition, foreign securities held by an Underlying Fund may trade on weekends or other days when the Fund does not calculate NAV. As a result, the market value of these investments may change on days when shares of the Fund cannot be bought or sold.

   In September 2006, the Financial Accounting Standards Board (FASB) issued Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (FAS 157). FAS 157 establishes a framework for measuring fair value in generally accepted accounting principles, clarifies the definition of fair value within that framework, and expands disclosures about the use of fair value measurements. FAS 157 is intended to increase consistency and comparability among fair value estimates used in financial reporting. FAS 157 is effective for fiscal years beginning after November 15, 2007. Management does not expect the adoption of FAS 157 to have an impact on the amounts reported in the financial statements.

   FEDERAL INCOME TAXES. Each Fund is treated as a separate entity for Federal income tax purposes and intends to qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended, and to distribute substantially all of its income to its shareholders. Therefore, no Federal income tax provision has been made.

   On July 13, 2006, FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN 48) was released. FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the
   Trust's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. Recent SEC guidance allows implementing FIN 48 in fund net asset value calculations as late as the fund's last net asset value calculation in the first required financial statement reporting period. As a result, the Fund will incorporate FIN 48 in its semi-annual report on December 31, 2007. At this time, management is evaluating the implications of FIN 48 and its impact in the financial statements has not yet been determined.

   SECURITY TRANSACTIONS AND INVESTMENT INCOME. Investment security transactions are accounted for on a trade date basis. Each Fund uses the specific identification method for determining realized gains and losses on investments for both financial and Federal income tax reporting purposes. Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis and includes the amortization of premium and accretion of discount. The Funds record expenses as incurred. Common expenses of the Trust are allocated on a pro rata basis among the series based on relative net assets.

   CLASS ACCOUNTING. In calculating net asset value per share for each class, investment income, realized and unrealized gains and losses and expenses other than class specific expenses, are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day. Expenses relating to a specific class are charged directly to that class.

WILMINGTON FUNDS -- ASSET ALLOCATION FUNDS
------------------------------------------
   NOTES TO FINANCIAL STATEMENTS --(UNAUDITED) -- CONTINUED
--------------------------------------------------------------------------------


   DISTRIBUTIONS. Distributions from net investment income, if any, are declared and paid to shareholders quarterly. Distributions from net realized gains, if any, are declared and paid to shareholders annually.

   USE OF ESTIMATES IN THE PREPARATION OF FINANCIAL STATEMENTS. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

3. ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES. Rodney Square Management Corporation ("RSMC"), a wholly owned subsidiary of Wilmington Trust Corporation, serves as an investment adviser to the Funds. RSMC does not receive a fee directly from the Funds for its services. Wilmington Trust Investment Management, LLC ("WTIM"), also a wholly owned subsidiary of Wilmington Trust Corporation and under common control with RSMC, provides certain investment services, information, advice, assistance and facilities and performs research, statistical and investment services pursuant to a sub-advisory agreement among the Trust, RSMC and WTIM. WTIM does not receive a fee from the Funds or RSMC for its services.

   In addition to the expenses reflected on the statements of operations, the Funds indirectly bear the investment advisory fees and other expenses of the Underlying Funds in which they invest. Because each of the Underlying Funds has varied expense and fee levels, and the Funds may own different amounts of shares of these funds at different times, the amount of fees and expenses incurred indirectly will vary. RSMC serves as investment adviser for each of the Underlying Funds, and WTIM serves as sub-adviser for each of the Underlying Funds.

   RSMC has contractually agreed to reimburse operating expenses (excluding taxes, extraordinary expenses, brokerage commissions and interest) to the extent that total annual Fund operating expenses, excluding class-specific expenses (such as Rule 12b-1 or shareholder services fees), exceed the following percentages of average daily net assets:

                                                                     EXPENSE LIMITATION*      EXPIRATION DATE
                                                                    --------------------     -----------------
   Aggressive Asset Allocation Fund ............................           0.50%                July 1, 2011
   Moderate Asset Allocation Fund ..............................           0.50%                July 1, 2011
   Conservative Asset Allocation Fund ..........................           0.50%                July 1, 2011

---------------
   * This expense limitation will remain in place until its expiration date, unless the Trustees approve its earlier termination.

   The Funds' Chief Compliance Officer is employed and compensated by RSMC. RSMC provides compliance services to the Funds pursuant to a Compliance Services Agreement. For these services, the Trust pays RSMC an annual fee equal to three-fourths of the Chief Compliance Officer's total compensation. The fees for these services for the six-month period ended December 31, 2006 are shown separately on the statements of operations.

WILMINGTON FUNDS -- ASSET ALLOCATION FUNDS
------------------------------------------
   NOTES TO FINANCIAL STATEMENTS --(UNAUDITED) -- CONTINUED
--------------------------------------------------------------------------------


   RSMC provides administrative services to the Funds pursuant to an Administration Agreement. For these services, RSMC receives a fee at the annual rate of 0.0185% of the Trust's first $2 billion of total aggregate daily net assets; 0.0175% of the Trust's next $2 billion of total aggregate daily net assets; 0.0125% of the Trust's next $2 billion of total aggregate daily net assets; and 0.0080% of the Trust's total aggregate daily net assets in excess of $6 billion. The fees paid to RSMC for these services for the six-month period ended December 31, 2006 are shown separately on the statements of operations.

   PFPC Inc. provides sub-administration and accounting services pursuant to an agreement with RSMC and the Trust for which it receives fees directly from the Funds.

   COMPENSATION OF TRUSTEES AND OFFICERS. Except for the Funds' Chief Compliance Officer, Trustees and Officers of the Funds who are employees or officers of RSMC or WTIM do not receive any compensation from the Funds. Trustees of the Funds, who are not employees or officers of RSMC or WTIM, receive compensation and reimbursement of expenses from the Funds. Under a Deferred Compensation Plan (the "Plan") adopted August 15, 2002, a disinterested Trustee may elect to defer receipt of all, or a portion, of their annual compensation. Deferred amounts are invested in shares of a series of the Trust and remain so until distributed in accordance with the Plan. Trustees' fees reflected in the accompanying financial statements include total compensation earned, whether elected to be paid in cash or deferred under the Plan.

   DISTRIBUTION FEES. The A Shares of the Fund have adopted a distribution plan under Rule 12b-1 under the 1940 Act that allows each Fund to pay a fee for the sale and distribution of A Shares, and for services provided to A Shares shareholders. The 12b-1 Plan provides for a maximum distribution fee at an annual rate of 0.25% of each Fund's average daily net assets of the A Shares.

   Wilmington Trust Company ("WTC"), an affiliate of RSMC, serves as custodian and PFPC Trust Company serves as sub-custodian to the Funds. The Funds pay WTC for its services as custodian and WTC pays PFPC Trust Company for its services as sub-custodian. The fees for these services for the six-month period ended December 31, 2006 are shown separately in the statements of operations.

4. INVESTMENT  SECURITIES  TRANSACTIONS.   During  the  six-month  period  ended
   December 31, 2006, purchases and sales of investment securities (excluding short-term investments) were as follows:

                                              AGGRESSIVE ASSET     MODERATE ASSET    CONSERVATIVE ASSET
                                               ALLOCATION FUND    ALLOCATION FUND      ALLOCATION FUND
                                              ----------------    ---------------    ------------------
   Purchases .............................       $21,397,894         $9,900,828           $2,159,117
   Sales .................................         3,557,367          6,140,089            1,494,977

WILMINGTON FUNDS -- ASSET ALLOCATION FUNDS
------------------------------------------
   NOTES TO FINANCIAL STATEMENTS --(UNAUDITED) -- CONTINUED
--------------------------------------------------------------------------------


5. CAPITAL SHARE TRANSACTIONS. Transactions in shares of capital stock for the six-month period ended December 31, 2006 for the Institutional Shares and A Shares(1) were as follows.

                                                                      INSTITUTIONAL SHARES                 A SHARES(1)
                                                                   --------------------------        -----------------------
                                                                      SHARES        DOLLARS           SHARES        DOLLARS
                                                                   -----------    -----------        --------     ----------
   Aggressive Asset Allocation Fund
   --------------------------------
   Sold .......................................................      1,790,571    $19,359,090         161,814     $1,776,227
   Issued on reinvestment of distributions ....................         47,355        539,838           4,373         49,634
   Redeemed ...................................................       (349,254)    (3,866,225)         (8,113)       (89,749)
                                                                    ----------    -----------        --------     ----------
   Net increase ...............................................      1,488,672    $16,032,703         158,074     $1,736,112
                                                                    ==========    ===========        ========     ==========
   Moderate Asset Allocation Fund
   ------------------------------
   Sold .......................................................        306,369    $ 3,245,581         519,359     $5,499,699
   Issued on reinvestment of distributions ....................         19,355        209,013          16,232        174,324
   Redeemed ...................................................       (500,206)    (5,278,856)        (37,092)      (393,587)
                                                                    ----------    -----------        --------     ----------
   Net increase (decrease) ....................................      (174,482)    $(1,824,262)        498,499     $5,280,436
                                                                    ==========    ===========        ========     ==========
   Conservative Asset Allocation Fund
   ----------------------------------
   Sold .......................................................         51,662    $   538,137         134,898     $1,408,404
   Issued on reinvestment of distributions ....................          2,641         27,766           2,974         31,309
   Redeemed ...................................................       (110,486)    (1,151,059)        (15,667)      (165,158)
                                                                    ----------    -----------        --------     ----------
   Net increase (decrease) ....................................        (56,183)   $  (585,156)        122,205     $1,274,555
                                                                    ==========    ===========        ========     ==========

   (1) Formerly, Investor Shares.

WILMINGTON FUNDS -- ASSET ALLOCATION FUNDS
------------------------------------------
   NOTES TO FINANCIAL STATEMENTS --(UNAUDITED) -- CONTINUED
--------------------------------------------------------------------------------


   Transactions in shares of capital stock for the period ended June 30, 2006 for the Institutional Shares and A Shares(1) were as follows.

                                                                      INSTITUTIONAL SHARES                 A SHARES(1)
                                                                   --------------------------        -----------------------
                                                                      SHARES        DOLLARS           SHARES        DOLLARS
                                                                   -----------    -----------        --------     ----------
   Aggressive Asset Allocation Fund
   --------------------------------
   Sold .......................................................        531,531    $ 5,661,033         152,729     $1,633,614
   In-kind purchase ...........................................      1,791,274     19,136,684              --             --
   Issued on reinvestment of distributions ....................            815          8,282             563          5,720
   Redeemed ...................................................        (69,306)      (740,680)           (128)        (1,277)
                                                                    ----------    -----------        --------     ----------
   Net increase ...............................................      2,254,314    $24,065,319         153,164     $1,638,057
                                                                    ==========    ===========        ========     ==========
   Moderate Asset Allocation Fund
   ------------------------------
   Sold .......................................................        384,952    $ 3,996,724         427,686     $4,457,016
   In-kind purchase ...........................................      1,695,539     17,654,514              --             --
   Issued on reinvestment of distributions ....................          1,344         13,576           2,392         24,123
   Redeemed ...................................................       (166,124)    (1,714,632)           (395)        (4,064)
                                                                    ----------    -----------        --------     ----------
   Net increase ...............................................      1,915,711    $19,950,182         429,683     $4,477,075
                                                                    ==========    ===========        ========     ==========
   Conservative Asset Allocation Fund
   ----------------------------------
   Sold .......................................................        155,235    $ 1,585,134          77,032     $  790,920
   In-kind purchase ...........................................        130,444      1,342,704              --             --
   Issued on reinvestment of distributions ....................            126          7,924             377          3,784
   Redeemed ...................................................        (17,872)      (186,648)         (6,325)       (63,439)
                                                                    ----------    -----------        --------     ----------
   Net increase ...............................................        267,933    $ 2,749,114          71,084     $  731,265
                                                                    ==========    ===========        ========     ==========

   (1) Formerly, Investor Shares.

6. IN-KIND PURCHASE. On March 15, 2006, the Wilmington Trust Maximum Appreciation Strategic Allocation Fund, Wilmington Trust Strategic Allocation Fund, Wilmington Trust Balanced Strategic Allocation Fund, and Wilmington Trust Growth & Income Strategic Allocation Fund (the Common Trust Funds"), transferred all of their assets, including their securities, to the Funds in exchange for Institutional Shares based on the assets transferred to each respective Fund divided by the net asset value of the respective FundInstitutional Shares. For Federal income tax purposes, the transfers were treated as tax-free exchanges and the Wilmington Common Trust Funds basis in the transferred securities carried over to the respective Funds. The transactions are summarized as follows:
                                                                    UNREALIZED
                                                ASSETS RECEIVED    APPRECIATION
                                                 ON 3/15/2006      ON 3/15/2006
                                                ---------------   --------------
   Aggressive Asset Allocation Fund ...........   $19,136,684        $2,766,623
   Moderate Asset Allocation Fund .............    17,654,514         2,265,167
   Conservative Asset Allocation Fund .........     1,342,704            95,553

WILMINGTON FUNDS -- ASSET ALLOCATION FUNDS
------------------------------------------
   NOTES TO FINANCIAL STATEMENTS --(UNAUDITED) -- CONTINUED
--------------------------------------------------------------------------------


7. FEDERAL TAX INFORMATION. Distributions to shareholders from net investment income and realized gains are determined in accordance with Federal income tax regulations, which may differ from net investment income and realized gains recognized for financial reporting purposes. Additionally, net short-term realized gains are treated as "ordinary income" for tax purposes. Accordingly, the character of distributions and composition of net assets for Federal tax purposes may differ from those reflected in the accompanying financial statements. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on the tax treatment; temporary differences due to timing of recognition of income or gain do not require such reclassification.

   The tax character of distributions paid for the six-month period ended December 31, 2006 and the period ended June 30, 2006 was as follows:

                                                      AGGRESSIVE ASSET     MODERATE ASSET      CONSERVATIVE ASSET
                                                       ALLOCATION FUND     ALLOCATION FUND       ALLOCATION FUND
                                                     ------------------   -----------------   --------------------
   SIX-MONTH PERIOD ENDED DECEMBER 31, 2006
   Ordinary income ...............................        $797,994             $566,416             $81,365
   Long-term capital gains .......................              --                8,875                  --
                                                          --------             --------             -------
                                                          $797,994             $575,291             $81,365
                                                          ========             ========             =======
   PERIOD ENDED JUNE 30, 2006
   Ordinary income ...............................        $131,477             $162,649             $26,251
                                                          ========             ========             =======

   The components of accumulated earnings (deficit) on a tax basis are determined at fiscal year-end. Accordingly, tax balances have not been determined as of December 31, 2006.

8. CONTRACTUAL OBLIGATIONS. The Funds enter into contracts in the normal course of business that contain a variety of indemnifications. The Funds' maximum exposure under these arrangements is unknown. However, the Funds have not had prior claims or losses pursuant to these contracts. Management has reviewed the Funds' existing contracts and expects the risk of loss to be remote.

WILMINGTON FUNDS -- ASSET ALLOCATION FUNDS
------------------------------------------
   EVALUATION AND APPROVAL OF INVESTMENT ADVISORY AND
   SUB-ADVISORY AGREEMENTS
--------------------------------------------------------------------------------


      At a meeting held on August 24, 2006, the Board of Trustees, including a majority of those trustees who are not "interested persons" as such term is defined in the 1940 Act ("Independent Trustees"), unanimously approved the continuation for a one-year period of the investment advisory agreement between WT Mutual Fund (the "Trust"), on behalf of the Wilmington Aggressive Asset Allocation Fund, Wilmington Moderate Asset Allocation Fund and Wilmington Conservative Asset Allocation Fund (each a "series"), and RSMC (the "Advisory Agreement"). The Trustees also unanimously approved the continuation of the sub-advisory agreement (the "WTIM Agreement" and with the Advisory Agreement, the "Agreements") among the Trust on behalf of each series, RSMC and Wilmington Trust Investment Management, LLC ("WTIM"), pursuant to which WTIM provides certain investment services, information, advice, assistance and facilities, research and statistical investment services. WTIM is a wholly owned subsidiary of Wilmington Trust Corporation and is under common control with RSMC.

      Before meeting to determine whether to approve the continuation of the Agreements, the Board had the opportunity to review written materials provided by RSMC, WTIM and legal counsel to the Trust which contained information to help the Board evaluate the Agreements. The materials generally included information regarding (i) services to be performed for the Trust and the series, (ii) the size and qualifications of RSMC's and WTIM's portfolio management staff, (iii) any potential or actual material conflicts of interest which may arise in connection with a portfolio manager's management of a series, (iv) investment performance, (v) brokerage selection procedures (including soft dollar arrangements), (vi) the procedures for allocating investment opportunities between a series and other clients, (vii) results of any independent audit or regulatory examination, including any recommendations or deficiencies noted,
(viii) any litigation, investigation or administrative proceeding which may have a material impact on RSMC's or WTIM's ability to service a series, (ix) the compliance with federal securities laws and other regulatory requirements, and
(x) proxy voting policies. The Trustees also received information regarding the advisory fees and an analysis of these fees in relation to the services for each of the series, the costs of providing such services, the profitability of the firm in general and any other ancillary benefit resulting from RSMC's and WTIM's relationship with the Trust. The Board also received a memorandum from counsel to the Trust which outlined the duties of trustees when considering approval of an investment advisory agreement and related legal standards. The Board considered and weighed the above information based upon their accumulated experience in governing the Trust and working with RSMC on matters relating to the Trust.

      During its deliberations on whether to approve the continuation of the Agreements, the Board considered many factors. The Board considered the nature, extent and quality of the services provided by RSMC. The Board considered the services provided to each series by RSMC and WTIM as compared to services provided by other advisers which manage mutual funds with investment objectives, strategies and policies similar to those of the series. The Board noted the changes to the operations of the Trust over the past year as well as the personnel additions. The Board determined that the changes have generally been favorable. The Trustees concluded that the nature, extent and quality of the services provided by RSMC and WTIM to the series were appropriate and consistent with the terms of the Agreements, that the quality of the services appeared to be consistent with industry norms and that each series was likely to benefit from the continued provision of those services. They also concluded that RSMC and WTIM have sufficient personnel, with the appropriate education and experience, to serve each series effectively and have demonstrated their ability to attract and retain qualified personnel.

WILMINGTON FUNDS -- ASSET ALLOCATION FUNDS
------------------------------------------
   EVALUATION AND APPROVAL OF INVESTMENT ADVISORY AND
   SUB-ADVISORY AGREEMENTS -- CONTINUED
--------------------------------------------------------------------------------


      The Trustees considered the costs of the services provided by RSMC and WTIM, the compensation and benefits received by RSMC and WTIM in providing services to the series, and RSMC's and WTIM's profitability. In addition, the Trustees considered any direct or indirect revenues received by affiliates of RSMC and WTIM. The Board noted that their anticipated level of profitability is an important factor in providing service to the series. The Trustees were satisfied that the RSMC and WTIM profits are sufficient to continue as healthy concerns generally and as investment adviser and sub-adviser of each series specifically. The Trustees concluded that the advisory fees and profits derived from their relationship with the Trust in light of the series expenses, were reasonable in relation to the nature and quality of the services provided, taking into account the fees charged by other advisers for managing comparable mutual funds with similar strategies. The Trustees also concluded that the overall expense ratio of each of the series is reasonable, taking into account the size of each series, the quality of services provided by RSMC and WTIM, and the expense limitations agreed to by RSMC.

      The Trustees also considered the extent to which economies of scale would be realized relative to fee levels as each series grows, and whether the fee levels reflect these economies of scale for the benefit of shareholders. The Board determined that economies of scale should be achieved at higher asset levels for each of the series for the benefit of Fund shareholders due to break-points in the advisory fees. The Board recognized that the economies of scale achieved will be primarily the result of the ability of the Trust and the series to spread their fixed-costs across a larger asset base and not through negotiated breakpoints in advisory fees.

      The Trustees considered whether any events have occurred that could constitute a reason for the Board not to approve continuation of the Agreements and concluded there were not. After consideration of all the factors, and taking into consideration the information presented during previous meetings of the Board, the Board determined that it would be in the best interests of each series and its shareholders to approve continuation of the Agreements. In arriving at its decision, the Board did not identify any single matter as controlling, but made their determination in light of all the facts and circumstances.

WILMINGTON FUNDS -- ASSET ALLOCATION FUNDS
------------------------------------------
   TRUSTEES AND OFFICERS
--------------------------------------------------------------------------------


WT  Mutual  Fund  (the  "Trust")  is  governed  by  a  Board  of  Trustees  (the
"Trustees"). The primary responsibility of the Trustees of the Trust is to represent the interest of the Trust's shareholders and to provide oversight management of the Trust.

The following table presents certain information regarding the Trustees and Officers of the Trust. Each person listed under "Interested Trustee" below is an "interested person" of the Trust's investment advisers, within the meaning of the Investment Company Act of 1940, as amended (the "1940 Act"). Each person who is not an "interested person" of the Trust's investment advisers or the Trust within the meaning of the 1940 Act is referred to as an "Independent Trustee" and is listed under such heading below.

Unless specified otherwise, the address of each Trustee and Officer as it relates to the Trust is 1100 N. Market Street, Wilmington, DE 19890.

The Statement of Additional Information for the Trust contains additional information about the Trust's Trustees and is available, without charge, upon request, by calling (800) 336-9970 or by visiting the Funds' website at www.wilmingtonfunds.com.

INTERESTED TRUSTEES

                                                                                                         NUMBER OF
                                                                                                         FUNDS IN
                                                                                     PRINCIPAL             FUND           OTHER
                               POSITION(S)            TERM OF OFFICE AND            OCCUPATION(S)         COMPLEX     DIRECTORSHIPS
       NAME AND                 HELD WITH               LENGTH OF TIME              DURING PAST         OVERSEEN BY      HELD BY
    DATE OF BIRTH                 TRUST                     SERVED                   FIVE YEARS           TRUSTEE        TRUSTEE
----------------------   -----------------------   ------------------------   -----------------------   -----------   -------------
NEIL WOLFSON (1)         Trustee,                  Shall serve at the         President of Wilmington       26            None
Date of Birth: 6/64      President and             pleasure of the Board      Trust Investment
                         Chief Executive           and until successor is     Management, LLC ("WTIM")
                         Officer                   elected and qualified.     since November 2006;
                                                   Trustee since November     Chief Investment Officer
                                                   2005; President and        of WTIM from 2004 to
                                                   Chief Executive Officer    2006; Partner with KPMG
                                                   since January 2006.        from 1996 to 2004.

ROBERT J. CHRISTIAN(2)   Trustee                   Shall serve until          Retired since February        26            None
Date of Birth: 2/49                                death, resignation or      2006. Executive Vice
                                                   removal. Trustee           President and Chief
                                                   since October 1998;        Investment Officer of
                                                   President and Chairman     Wilmington Trust
                                                   of the Board from          Company from 1996 to
                                                   October 1998 to            2005; President of
                                                   January 2006.              Rodney Square
                                                                              Management Corporation
                                                                              ("RSMC") from 1996 to
                                                                              2005; Vice President
                                                                              of RSMC from 2005 to
                                                                              2006.

------------------
1 Mr. Wolfson is an "Interested Trustee" by reason of his position as President of Wilmington Trust Investment Management, LLC ("WTIM"), an affiliate of RSMC.
2 Mr. Christian is an "Interested Trustee" by reason of his former position as President of RSMC, an investment adviser to the Trust. As of February, 2006, Mr. Christian is no longer employed by RSMC but is considered an "Interested Trustee."

WILMINGTON FUNDS -- ASSET ALLOCATION FUNDS
------------------------------------------
   TRUSTEES AND OFFICERS -- CONTINUED
--------------------------------------------------------------------------------


INDEPENDENT TRUSTEES

                                                                                                         NUMBER OF
                                                                                                         FUNDS IN
                                                                                     PRINCIPAL             FUND           OTHER
                               POSITION(S)            TERM OF OFFICE AND            OCCUPATION(S)         COMPLEX     DIRECTORSHIPS
       NAME AND                 HELD WITH               LENGTH OF TIME              DURING PAST         OVERSEEN BY      HELD BY
    DATE OF BIRTH                 TRUST                     SERVED                   FIVE YEARS           TRUSTEE        TRUSTEE
----------------------   -----------------------   ------------------------   -----------------------   -----------   -------------
ROBERT ARNOLD            Trustee                   Shall serve until death,   Founder and co-manager,       26        First Potomac
Date of Birth: 3/44                                resignation or removal.    R. H. Arnold & Co., Inc.                Realty Trust
                                                   Trustee since May 1997.    (investment banking                     (real estate
                                                                              company) since 1989.                    investment
                                                                                                                      trust).

DR. ERIC BRUCKER         Trustee                   Shall serve until death,   Professor of Economics,       26            None
Date of Birth: 12/41                               resignation or removal.    Widener University
                                                   Trustee since October      since July 2004;
                                                   1999.                      formerly, Dean,
                                                                              School of Business
                                                                              Administration of
                                                                              Widener University from
                                                                              2001 to 2004.

NICHOLAS GIORDANO        Trustee and               Shall serve until death,   Consultant, financial         26        Kalmar Pooled
Date of Birth: 3/43      Chairman of the           resignation or removal.    services organizations                  Investment
                         Board                     Trustee since October      from 1997 to present.                   Trust;
                                                   1998.                                                              Independence
                                                                                                                      Blue Cross;
                                                                                                                      and IntriCon
                                                                                                                      Corporation
                                                                                                                      (industrial
                                                                                                                      furnaces and
                                                                                                                      ovens).

LOUIS KLEIN, JR.         Trustee                   Shall serve until death,   Self-employed financial       31        CRM Mutual
Date of Birth: 5/35                                resignation or removal.    consultant since 1991.                  Fund Trust
                                                   Trustee since October                                              (since June
                                                   1999.                                                              2005); WHX
                                                                                                                      Corporation
                                                                                                                      (industrial
                                                                                                                      manufacturer).

JOHN J. QUINDLEN         Trustee                   Shall serve until death,   Retired since 1993.           26            None
Date of Birth: 5/32                                resignation or removal.
                                                   Trustee since October
                                                   1999.

MARK A. SARGENT          Trustee                   Shall serve until death,   Dean and Professor of         26            None
Date of Birth: 4/51                                resignation or removal.    Law, Villanova
                                                   Trustee since November     University School of
                                                   2001.                      Law since July 1997.

WILMINGTON FUNDS -- ASSET ALLOCATION FUNDS
------------------------------------------
   TRUSTEES AND OFFICERS -- CONTINUED
--------------------------------------------------------------------------------


EXECUTIVE OFFICERS

                                                                                                         NUMBER OF
                                                                                                         FUNDS IN
                                                                                     PRINCIPAL             FUND           OTHER
                               POSITION(S)            TERM OF OFFICE AND            OCCUPATION(S)         COMPLEX     DIRECTORSHIPS
       NAME AND                 HELD WITH               LENGTH OF TIME              DURING PAST         OVERSEEN BY      HELD BY
    DATE OF BIRTH                 TRUST                     SERVED                   FIVE YEARS           TRUSTEE        TRUSTEE
----------------------   -----------------------   ------------------------   -----------------------   -----------   -------------
CLAYTON M. ALBRIGHT      Vice President            Shall serve at the         Vice President, WTIM          N/A            N/A
1100 North Market                                  pleasure of the Board      since 2006; Vice
Street                                             and until successor is     President, RSMC since
Wilmington, DE 19890                               elected and qualified.     2001; Vice President,
Date of Birth: 9/53                                Officer since October      Wilmington Trust
                                                   1998.                      Company since 1997.

JOSEPH M. FAHEY, JR.     Vice President            Shall serve at the         Vice President, RSMC          N/A            N/A
1100 North Market                                  pleasure of the Board      since 1992.
Street                                             and until successor is
Wilmington, DE 19890                               elected and qualified.
Date of Birth: 1/57                                Officer since November
                                                   1999.

JOHN J. KELLEY           Vice President,           Shall serve at the         Vice President of RSMC        N/A            N/A
1100 North Market        Chief Financial           pleasure of the Board      since July 2005; Vice
Street                   Officer,                  and until successor is     President of PFPC Inc.
Wilmington, DE 19890     Treasurer &               elected and qualified.     from January 2005 to
Date of Birth: 9/59      Secretary                 Officer since September    July 2005; Vice
                                                   2005.                      President of
                                                                              Administration, 1838
                                                                              Investment Advisors,
                                                                              LP from 1999 to 2005;
                                                                              Chief Compliance
                                                                              Officer, 1838
                                                                              Investment Advisors,
                                                                              LP from 2004 to 2005.

WILLIAM P. RICHARDS,     Vice President            Shall serve at the         Managing Director,            N/A            N/A
JR.                                                pleasure of the Board      Roxbury Capital
100 Wilshire Boulevard                             and until successor is     Management LLC
Suite 1000                                         elected and qualified.     (registered investment
Santa Monica, CA 90401                             Officer since November     adviser) since 1998.
Date of Birth: 11/36                               2004.

ANNA M. BENCROWSKY       Chief Compliance          Shall serve at the         Chief Compliance              N/A            N/A
1100 North Market        Officer                   pleasure of the Board      Officer, RSMC since
Street                                             and until successor is     2004; Vice President
Wilmington, DE 19890                               elected and qualified.     and Chief Compliance
Date of Birth: 5/51                                Officer since September    Officer, 1838
                                                   2004.                      Investment Advisors,
                                                                              LP from 1998 to 2004.

WILMINGTON FUNDS -- ASSET ALLOCATION FUNDS
--------------------------------------------------------------------------------


VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Trust used to determine how to vote proxies relating to securities held in the Trust's portfolios is available without charge on the SEC's website at http://www.sec.gov. Information regarding how the investment adviser voted proxies for the most recent twelve month period ended June 30, 2006 is available without charge, on the SEC's website listed above.

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


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


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
                                    TRUSTEES
                                Robert H. Arnold
                                Dr. Eric Brucker
                               Robert J. Christian
                              Nicholas A. Giordano
                                Louis Klein, Jr.
                                John J. Quindlen
                                 Mark A. Sargent
                                  Neil Wolfson
                            ------------------------

                                    OFFICERS
                            Neil Wolfson, PRESIDENT/
                             CHIEF EXECUTIVE OFFICER
                         John J. Kelley, VICE PRESIDENT/
                 CHIEF FINANCIAL OFFICER/TREASURER AND SECRETARY
                       Clayton M. Albright, VICE PRESIDENT
                      Joseph M. Fahey, Jr., VICE PRESIDENT
                    William P. Richards, Jr., VICE PRESIDENT
                  Anna M. Bencrowsky, CHIEF COMPLIANCE OFFICER
                            ------------------------

                      INVESTMENT ADVISER AND ADMINISTRATOR
                      Rodney Square Management Corporation
                            1100 North Market Street
                              Wilmington, DE 19890
                            ------------------------

                                    CUSTODIAN
                            Wilmington Trust Company
                            1100 North Market Street
                              Wilmington, DE 19890
                            ------------------------


                               SUB-ADMINISTRATOR,
                               TRANSFER AGENT AND
                                ACCOUNTING AGENT
                                    PFPC Inc.
                              301 Bellevue Parkway
                              Wilmington, DE 19809
                            ------------------------



THIS SEMI-ANNUAL REPORT IS AUTHORIZED FOR DISTRIBUTION ONLY TO SHAREHOLDERS AND TO OTHERS WHO HAVE RECEIVED A CURRENT PROSPECTUS OF THE WILMINGTON ASSET ALLOCATION FUNDS -- INSTITUTIONAL SHARES OR A SHARES.



ASSET-SEMI-12/06

                                                                      WILMINGTON
                                                                           FUNDS
--------------------------------------------------------------------------------
ETF ALLOCATION FUND
--------------------------------------------------------------------------------

                                   SEMI ANNUAL
                                December 31, 2006
--------------------------------------------------------------------------------

WILMINGTON FUNDS -- ETF ALLOCATION FUND
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
CONTENTS                                                                    page

President's Message .......................................................    3

Expense Disclosure ........................................................    5

Disclosure of Portfolio Holdings ..........................................    7

Investments ...............................................................    8

Financial Statements ......................................................    9

                                                                            page

Financial Highlights ......................................................   12

Notes to Financial Statements .............................................   14

Evaluation and Approval of Investment Advisory and
  Sub-Advisory Agreements .................................................   18

Trustees and Officers .....................................................   20


DESCRIPTION OF INDICES

It is not possible to invest directly in an index. All indices represented are unmanaged.

All indices assume the reinvestment of dividends and interest income unless otherwise noted.

MSCI EAFE(R) INDEX (Europe, Australasia, Far East) is a free float-adjusted market capitalization index that is designed to measure developed market equity performance, excluding the U.S. & Canada. As of June 2006, the MSCI EAFE Index consisted of the following 21 developed market country indices: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland and the United Kingdom.

MSCI EMERGING MARKETS INDEX(sm) is a free float-adjusted marketcapitalization index that is designed to measure equity market performance in the global emerging markets. As of June 2006, the MSCI Emerging Markets Index consisted of the following 25 emerging market country indices: Argentina, Brazil, Chile, China, Colombia, Czech Republic, Egypt, Hungary, India, Indonesia, Israel, Jordan, Korea, Malaysia, Mexico, Morocco, Pakistan, Peru, Philippines, Poland, Russia, South Africa, Taiwan, Thailand and Turkey.

FTSE NAREIT(R) EQUITY INDEX is market-value weighted, unmanaged index based upon the last closing price of the month for tax-qualified real estate investment trusts currently trading on the New York Stock Exchange, the NASDAQ National Market System and the American Stock Exchange.

RUSSELL 3000(R) INDEX measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market.

RUSSELL 2000(R) INDEX measures the performance of the 2,000 smallest companies in the Russell 3000 Index, which represents approximately 8% of the total market capitalization of the Russell 3000 Index.

RUSSELL 2000(R) GROWTH INDEX measures the performance of those Russell 2000 Index companies with higher price-to-book ratios and higher forecasted growth values.

RUSSELL 2000(R) VALUE INDEX measures the performance of those Russell 2000 Index companies with lower price-to-book ratios and lower forecasted growth values.

RUSSELL 1000(R) INDEX measures the performance of the 1,000 largest companies in the Russell 3000 Index, which represents approximately 92% of the total market capitalization of the Russell 3000 Index.

WILMINGTON FUNDS -- ETF ALLOCATION FUND
--------------------------------------------------------------------------------
   DESCRIPTION OF INDICES -- CONTINUED
================================================================================

RUSSELL 1000(R) GROWTH INDEX measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values.

RUSSELL 1000(R) VALUE INDEX measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values.

STANDARD & POOR'S 500 INDEX (S&P 500(R)) is a market capitalization-weighted index of 500 common stocks chosen for market size, liquidity, and industry group representation to represent U.S. equity performance.

WILMINGTON FUNDS -- ETF ALLOCATION FUND
--------------------------------------------------------------------------------
   PRESIDENT'S MESSAGE
================================================================================


DEAR SHAREHOLDER:

     After raising its target for short-term interest rates 17 times between the spring of 2004 and the spring of 2006, the Federal Reserve's Open Market Committee (the "Federal Reserve" or "Fed") held its rate target steady at 5.25% during the six months ended December 31, 2006. In the wake of the Fed's campaign for higher rates, the housing market and auto sales both slowed significantly, feeding worries about the economy's ability to sidestep recession. Those concerns appeared to be validated by the rate of third-quarter economic growth, which registered a modest 2.0% on a real (inflation-adjusted) annual basis. But the pace of growth rebounded in the fourth quarter to 3.5%, according to an initial government estimate. Meanwhile, the rate of inflation eased during the half-year, as the price of oil dropped about 20% from its peak. Fed policymakers said they remained on the lookout for higher inflation, which could spring from a tight labor market, but investors showed few signs of worry. They bid up the prices of most financial assets during the period. Following is a summary of the six-month performance of the asset classes in which the ETF Allocation Fund concentrates its investments--large- and small-cap U.S. stocks, international stocks, and real estate-related securities.

U.S. STOCKS OF ALL SIZES DELIVER STRONG GAINS

     The broad U.S. stock market, as measured by the Russell 3000 Index, recorded a six-month total return of 12.09%. Large companies delivered the best results, but smaller companies did not lag by much. The Russell 1000 Index, a gauge of large-capitalization stocks, returned 12.36%, while the Russell 2000 Index of small-cap stocks returned 9.38%. Across the capitalization spectrum, value stocks--those with lower prices in relation to their earnings or book values--outpaced their growth-oriented counterparts. The Russell 1000 Value and Growth indices advanced 14.72% and 10.10%, respectively, while the Russell 2000 Value and Growth Indices returned 11.81% and 6.86%.

INTERNATIONAL STOCKS OUTPACE U.S. SHARES

     The MSCI EAFE Index, which tracks equity performance in more than 20 developed markets, returned 14.69% during the half-year. While a significant part of the gain owed to a decline in the value of the U.S. dollar versus other major currencies, the returns of international stocks were nonetheless strong:
Every country in the index saw rising stock prices during the period.

REAL ESTATE-RELATED SECURITIES SHINE

     During the six months ended December 31, real estate-securities continued their long run of stellar performance; the FTSE NAREIT Equity Index returned 19.61%, bringing its three-year annualized return to 25.85%.

WILMINGTON ETF ALLOCATION FUND

     The Wilmington ETF Allocation Fund - Institutional Shares (the "Fund") returned 13.58% for the six-month period ending December 31, 2006 compared to a return of 12.73% for the S&P 500. For the quarter ended December 31, 2006, the Fund was up 9.04% versus 6.69% for the S&P 500. At the end of June 2006, the Fund's allocation was at its most aggressive relative to the S&P 500, with maximum allocations to small-cap, international, emerging markets, and REITs. In August 2006, we eliminated the allocation to small-cap stocks and reallocated to large-cap value, bringing that sector up to 60%.

     The markets are showing a number of crosscurrents, suggesting some change in the value/growth balance and a slowing in the momentum for international as the dollar strengthens. However, our models currently show no changes, so we will be maintaining our existing allocations for the foreseeable future.

WILMINGTON FUNDS -- ETF ALLOCATION FUND
--------------------------------------------------------------------------------
   PRESIDENT'S MESSAGE -- CONTINUED
================================================================================


                         WILMINGTON ETF ALLOCATION FUND
                                                                 Total Return
 ------------------------------------------------------------------------------------------------
                                                             SIX                          SINCE
                                                            MONTHS        1 YEAR       INCEPTION(1)
                                                         -------------  -------------  ------------
 ETF Allocation Fund -- Institutional Shares                13.58%         21.08%         18.72%
 ETF Allocation Fund -- A Shares(2) (with sales charge)(3)   9.61%         20.79%         18.44%
 ETF Allocation Fund -- A Shares(2) (at NAV                 13.58%         16.54%         14.45%
 S&P 500 Index                                              12.73%         15.78%         14.36%


--------------------
     PERFORMANCE QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE. SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. TOTAL RETURNS WOULD BE LOWER HAD CERTAIN FEES AND EXPENSES NOT BEEN WAIVED AND/OR REIMBURSED. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THAT SHOWN HERE. PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END IS AVAILABLE BY CALLING 800-336-9970.

     AN INVESTMENT IN THE FUND IS NOT INSURED BY THE FDIC OR ANY OTHER GOVERNMENTAL AGENCY, IS NOT A DEPOSIT OF OR OTHER OBLIGATION OF OR GUARANTEED BY WILMINGTON TRUST OR ANY OTHER BANK OR ENTITY, AND IS SUBJECT TO RISKS INCLUDING A POSSIBLE LOSS OF THE PRINCIPAL AMOUNT INVESTED.

(1) SINCE INCEPTION RETURNS ARE ANNUALIZED RETURNS FOR THE PERIOD DECEMBER 20, 2005 THROUGH DECEMBER 31, 2006.

(2)  FORMERLY, INVESTOR SHARES.

(3) PERFORMANCE REFLECTS THE DEDUCTION OF THE 3.50% MAXIMUM FRONT-END SALES CHARGE.

     We invite your comments and questions and thank you for your investment in the Wilmington ETF Allocation Funds. We look forward to reviewing our investment outlook and strategy with you in our next report to shareholders.

                                                   Sincerely,


                                                   /s/ Neil Wolfson
                                                   -----------------------------
                                                   Neil Wolfson
                                                   President

January 24, 2007

YOU SHOULD CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES AND EXPENSES OF THE FUNDS CAREFULLY BEFORE INVESTING. A PROSPECTUS WITH THIS AND OTHER INFORMATION MAY BE OBTAINED BY CALLING 800-336-9970 OR VISITING THE FUND'S WEB SITE AT WWW.WILMINGTONFUNDS.COM. THE PROSPECTUS SHOULD BE READ CAREFULLY BEFORE INVESTING.

MR. WOLFSON'S COMMENTS REFLECT THE INVESTMENT ADVISER'S VIEWS GENERALLY REGARDING THE MARKET AND THE ECONOMY AND ARE COMPILED FROM THE INVESTMENT ADVISER'S RESEARCH AND FROM COMMENTS PROVIDED BY THE PORTFOLIO MANAGERS OF THE FUND. THESE COMMENTS REFLECT OPINIONS AS OF THE DATE WRITTEN AND ARE SUBJECT TO CHANGE AT ANY TIME.

DISTRIBUTED BY PROFESSIONAL FUNDS DISTRIBUTOR, LLC.

SEE FINANCIAL HIGHLIGHTS.

WILMINGTON FUNDS -- ETF ALLOCATION FUND
--------------------------------------------------------------------------------
   EXPENSE DISCLOSURE (UNAUDITED)
================================================================================


DISCLOSURE OF FUND EXPENSES

The following Expense Table is shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the Fund, you incur ongoing costs, including management fees and other Fund expenses. The Fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing cost (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Table illustrates your Fund's costs in two ways.

     o ACTUAL FUND RETURN. The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during the period.

     o HYPOTHETICAL 5% RETURN. The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account value and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees, if any. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total cost of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The "Annualized Expense Ratio" reflects the actual expenses for the period indicated.

WILMINGTON FUNDS -- ETF ALLOCATION FUND
--------------------------------------------------------------------------------
   EXPENSE DISCLOSURE (UNAUDITED) -- CONTINUED
================================================================================


FOR THE PERIOD JULY 1, 2006 TO DECEMBER 31, 2006

EXPENSE TABLE

                                                    BEGINNING          ENDING                       EXPENSES
                                                     ACCOUNT          ACCOUNT        ANNUALIZED       PAID
                                                      VALUE            VALUE          EXPENSES       DURING
                                                      7/1/06          12/31/06         RATIO        PERIOD*
                                                    ---------        ---------       ----------    ---------
ETF ALLOCATION FUND -- INSTITUTIONAL SHARES
Actual Fund Return .............................    $1,000.00        $1,135.80         0.70%         $3.77
Hypothetical 5% Return Before Expenses .........     1,000.00         1,021.68         0.70%          3.57

ETF ALLOCATION FUND -- A SHARES(1)
Actual Fund Return .............................    $1,000.00        $1,135.80         0.95%         $5.11
Hypothetical 5% Return Before Expenses .........     1,000.00         1,020.42         0.95%          4.84


-------------

 * Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.The Fund invests a substantial portion of its assets in ETFs, which are registered investment companies. In addition to the expenses reflected above, the Fund also indirectly bears fees and expenses charges by the ETFs.

(1) Formerly, Investor Shares.

WILMINGTON FUNDS -- ETF ALLOCATION FUND
--------------------------------------------------------------------------------
   DISCLOSURE OF PORTFOLIO HOLDINGS (UNAUDITED)
================================================================================

PORTFOLIO HOLDINGS

DECEMBER 31, 2006

The following tables present a summary of the portfolio holdings of the ETF Allocation Fund as a percentage of its total investments.


                   EXCHANGE-TRADED FUNDS
                     U.S. Equity Fund              60.0%
                     International Equity Funds    30.0%
                     Real Estate Fund               9.6%
                   SHORT-TERM INVESTMENTS           0.4%
                                                  -----
                                                  100.0%
                                                  =====

DISCLOSURE OF PORTFOLIO HOLDINGS

The Trust files a complete schedule of investments with the SEC for its first and third fiscal quarters on Form N-Q. Form N-Q is available without charge by visiting the SEC's website at http://www.sec.gov, or it may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

WILMINGTON FUNDS -- ETF ALLOCATION FUND
--------------------------------------------------------------------------------
   INVESTMENTS / DECEMBER 31, 2006 (UNAUDITED)
   (Showing Percentage of Total Investments)
================================================================================


                                                                        VALUE
                                                        SHARES        (NOTE 2)
                                                      ----------     -----------
EXCHANGE-TRADED FUNDS -- 99.6%
   iShares Cohen & Steers Realty
     Majors Index Fund .............................      36,073     $ 3,618,122
   iShares MSCI EAFE Index Fund ....................     127,843       9,360,664
   iShares MSCI Emerging Markets Index Fund ........      16,536       1,887,915
   iShares Russell 1000 Value Index Fund ...........     272,842      22,547,663
                                                                     -----------
 TOTAL EXCHANGE-TRADED FUNDS
   (COST $33,284,491) ..........................................      37,414,364
                                                                     -----------


                                                                        VALUE
                                                        SHARES        (NOTE 2)
                                                      ----------     -----------
SHORT-TERM INVESTMENTS -- 0.4%
   BlackRock Liquidity Funds
     TempCash Portfolio - Institutional Series .....      69,117     $    69,117
   BlackRock Liquidity Funds
     TempFund Portfolio - Institutional Series .....      69,117          69,117
                                                                     -----------
 TOTAL SHORT-TERM INVESTMENTS
  (COST $138,234) ..............................................         138,234
                                                                     -----------
TOTAL INVESTMENTS -- 100.0%
(Cost $33,422,725)+ ............................................     $37,552,598
                                                                     ===========

------------------
+ The cost for Federal income tax purposes is $33,477,497. At December 31, 2006, net unrealized appreciation was $4,075,101. This consisted of aggregate gross unrealized appreciation for all securities for which there was an excess of market value over tax cost of $ 4,075,101.

WILMINGTON FUNDS -- ETF ALLOCATION FUND
--------------------------------------------------------------------------------
   FINANCIAL STATEMENTS
================================================================================

STATEMENT OF ASSETS AND LIABILITIES
December 31, 2006 (Unaudited)

ASSETS:
Investment in securities, at value* ........................    $37,552,598
Receivable for fund shares sold ............................        333,768
Receivable for investments sold ............................        359,014
Receivable from Advisor ....................................          4,927
Dividends and interest receivable ..........................            831
Other assets ...............................................         25,443
                                                                -----------
Total assets ...............................................     38,276,581
                                                                -----------
LIABILITIES:
Payable for fund shares redeemed ...........................        114,442
Payable for investments purchased ..........................        679,831
Other accrued expenses .....................................          2,100
                                                                -----------
Total liabilities ..........................................        796,373
                                                                -----------
NET ASSETS .................................................    $37,480,208
                                                                ===========
NET ASSETS CONSIST OF:
Paid-in capital ............................................    $33,630,686
Distributions in excess of net investment income ...........         (1,218)
Accumulated net realized loss on investments ...............       (279,133)
Net unrealized appreciation of investments .................      4,129,873
                                                                -----------
NET ASSETS .................................................    $37,480,208
                                                                ===========
NET ASSETS BY SHARE CLASS:
  Institutional Shares .......................................  $35,562,551
  A Shares(1) ................................................    1,917,657
                                                                -----------
                                                                $37,480,208
                                                                ===========
SHARES OF BENEFICIAL INTEREST OUTSTANDING:
  ($0.01 par value, unlimited authorized shares):
  Institutional Shares .......................................    3,020,851
  A Shares(1).................................................      163,142

NET ASSET VALUE PER SHARE:
  Institutional Shares (net asset value, offering and
    redemption price) ........................................       $11.77
                                                                -----------
A Shares(1) (net asset value (NAV) and redemption price) .....       $11.75
                                                                -----------
A Shares(1) (Public offering price -- NAV / 0.965) ...........       $12.18
                                                                -----------
*Investments at cost .........................................  $33,422,725

------------------
(1) Formerly, Investor Shares.



    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- ETF ALLOCATION FUND
--------------------------------------------------------------------------------
  FINANCIAL STATEMENTS -- CONTINUED
================================================================================

STATEMENT OF OPERATIONS
For the Six-Month Period Ended December 31, 2006 (Unaudited)

INVESTMENT INCOME:
  Dividends ..................................................    $   504,580
  Interest ...................................................          5,992
                                                                  -----------
      Total investment income ................................        510,572
                                                                  -----------
EXPENSES:
  Advisory fees ..............................................         74,321
  Professional fees ..........................................         26,653
  Reports to shareholders ....................................         24,430
  Organizational expense .....................................         18,451
  Registration fees ..........................................         18,210
  Sub-administration and accounting fees .....................         15,295
  Trustees' fees .............................................          9,532
  Custody fees ...............................................          8,047
  Transfer agent fees ........................................          3,461
  Administration fees ........................................          2,291
  Distribution fees - A Shares(1)..............................         1,951
  Compliance services ........................................          1,537
  Other ......................................................          2,419
                                                                  -----------
    Total expenses before fee waivers and expense
      reimbursements .........................................        206,598
    Expenses waived/reimbursed by Advisor ....................        (96,725)
    Sub-administration and accounting fees waived ............         (3,873)
                                                                  -----------
      Total expenses, net ....................................        106,000
                                                                  -----------
  Net investment income ......................................        404,572
                                                                  -----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Net realized gain on investments ...........................         68,842
  Net increase (decrease) in unrealized appreciation
    (depreciation) on investments ............................      3,592,925
                                                                  -----------
  Net gain on investments ....................................      3,661,767
                                                                  -----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS .........    $ 4,066,339
                                                                  ===========
-----------------
(1) Formerly, Investor Shares.


    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- ETF ALLOCATION FUND
--------------------------------------------------------------------------------
  FINANCIAL STATEMENTS -- CONTINUED
================================================================================

STATEMENTS OF CHANGES IN NET ASSETS

                                                                        FOR THE
                                                         FOR THE        PERIOD
                                                    SIX MONTHS ENDED  DECEMBER 31,
                                                       DECEMBER 20,   2005 THROUGH
                                                          2006         JUNE 30,
                                                       (UNAUDITED)     2006 (1)
                                                    ---------------- --------------
INCREASE (DECREASE) IN NET ASSETS:
Operations:
  Net investment income .............................  $   404,572     $  71,475
  Net realized gain (loss) on investments ...........       68,842      (347,975)
  Net increase (decrease) in unrealized
    appreciation (depreciation) on investments ......    3,592,925       536,948
                                                       -----------   -----------
Net increase in net assets resulting
  from operations ...................................    4,066,339       260,448
                                                       -----------   -----------
Distributions to shareholders from:
  Net investment income:
    Institutional Shares ............................     (453,672)      (19,940)
    A Shares(2) .....................................      (22,710)         (323)
                                                       -----------   -----------
Total distributions .................................     (476,382)      (20,263)
                                                       -----------   -----------
Fund share transactions (Note 5):
  Proceeds from shares sold .........................   17,284,288    20,993,784
  Cost of shares issued on reinvestment of
    distributions ...................................      173,320         6,126
  Cost of shares redeemed ...........................   (4,650,592)     (156,860)
                                                       -----------   -----------
Net increase in net assets from Fund
  share transactions ................................   12,807,016    20,843,050
                                                       -----------   -----------
Total increase in net assets ........................   16,396,973    21,083,235

NET ASSETS:
  Beginning of period ...............................   21,083,235            --
                                                       -----------   -----------
  End of period .....................................  $37,480,208   $21,083,235
                                                       ===========   ===========
Undistributed (distributions in excess of)
  net investment income .............................  $    (1,218)  $    70,592
                                                       -----------   -----------

------------------
(1) Commencement of Operations.
(2) Formerly, Investor Shares.




    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- ETF ALLOCATION FUND
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
================================================================================

     The following tables include selected data for a share outstanding throughout the period and other performance information derived from the financial statements. The total returns in the tables represent the rate an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information should be read in conjunction with the financial statements and notes thereto.



                                                            FOR THE
                                                          SIX-MONTHS              FOR THE PERIOD
                                                             ENDED             DECEMBER 20, 2005(1)
                                                        DECEMBER 31, 2006           THROUGH
                                                           (UNAUDITED)            JUNE 30, 2006
ETF ALLOCATION FUND -- INSTITUTIONAL SHARES            -------------------    -------------------
NET ASSET VALUE -- BEGINNING OF PERIOD ..............      $  10.50                  $  10.00
                                                           --------                  --------
  INVESTMENT OPERATIONS:
  Net investment income(2) ..........................          0.15                      0.06
  Net realized and unrealized gain on investments ...          1.27                      0.45
                                                           --------                  --------
  Total from investment operations ..................          1.42                      0.51
                                                           --------                  --------
  DISTRIBUTIONS:
  From net investment income ........................         (0.15)                    (0.01)
                                                           --------                  --------
  Total distributions ...............................         (0.15)                    (0.01)
                                                           --------                  --------
NET ASSET VALUE -- END OF PERIOD ....................      $  11.77                  $  10.50
                                                           ========                  ========
TOTAL RETURN ........................................         13.58%**                   5.11%**
RATIOS (TO AVERAGE NET ASSETS)/SUPPLEMENTAL DATA:
  Expenses:
     Including expense limitations ..................          0.70%*                    0.70%*
     Excluding expense limitations ..................          1.38%*                    2.24%*
  Net investment income .............................          2.74%*                    1.03%*
Portfolio turnover rate .............................            38%**                     58%**
Net assets at the end of period (000 omitted) .......       $35,563                   $20,441


------------------
*    Annualized.
**   Not annualized.
(1)  Commencement of operations.
(2) The net investment income per share was calculated using the average shares outstanding method.




    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- ETF ALLOCATION FUND
FINANCIAL HIGHLIGHTS -- CONTINUED



                                                            FOR THE
                                                          SIX-MONTHS              FOR THE PERIOD
                                                             ENDED            DECEMBER 20, 2005(1)
                                                        DECEMBER 31, 2006           THROUGH
                                                           (UNAUDITED             JUNE 30, 2006
ETF ALLOCATION FUND -- A SHARES(2)                     -------------------    -------------------
NET ASSET VALUE -- BEGINNING OF PERIOD ..............        $10.48                  $10.00
                                                             ------                  ------
INVESTMENT OPERATIONS:
  Net investment income(3) ..........................          0.14                    0.06
  Net realized and unrealized gain on investments ...          1.27                    0.43
                                                             ------                  ------
  Total from investment operations ..................          1.41                    0.49
                                                             ------                  ------
  DISTRIBUTIONS:
  From net investment income ........................         (0.14)                  (0.01)
                                                             ------                  ------
  Total distributions ...............................         (0.14)                  (0.01)
                                                             ------                  ------
NET ASSET VALUE -- END OF PERIOD ....................        $11.75                  $10.48
                                                             ======                  ======
TOTAL RETURN(4) .....................................         13.58%**                 4.86%**
RATIOS (TO AVERAGE NET ASSETS)/SUPPLEMENTAL DATA:
  Expenses:
    Including expense limitations ...................          0.95%*                  0.95%*
    Excluding expense limitations ...................          1.64%*                  2.38%*
  Net investment income .............................          2.46%*                  1.09%*
Portfolio turnover rate .............................            38%**                   58%**
Net assets at the end of period (000 omitted) .......        $1,918                  $  643


---------------
*   Annualized.
**  Not annualized.
(1) Commencement of operations.
(2) Formerly, Investor Shares.
(3) The net investment income per share was calculated using the average shares outstanding method.
(4) The total return does not reflect the impact of the maximum front-end sales load of 3.50%. If reflected, the return would be lower.


    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- ETF ALLOCATION FUND
--------------------------------------------------------------------------------
  NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
================================================================================

1. DESCRIPTION OF THE FUND. WT Mutual Fund (the "Trust") is registered under the Investment Company Act of 1940, as amended, (the "1940 Act") as an open-end management investment company and was organized as a Delaware business trust on June 1, 1994. The Amended and Restated Agreement and Declaration of Trust permits the Board of Trustees (the "Trustees") to establish series of shares, each of which constitutes a series separate and distinct from the shares of other series. As of December 31, 2006, the Trust offered 26 series, one of which, the Wilmington ETF Allocation Fund (the "Fund") is included in these financial statements. The Fund primarily invests in Exchange Traded Funds ("ETFs"). ETFs are registered investment companies whose shares are listed and traded on U.S. stock exchanges or otherwise traded in the over-the-counter market. ETFs seek to track a specified securities index or a basket of securities that an "index provider" (such as Standard & Poor's, Russell or MSCI) selects as representative of a market, market segment, industry sector, country or geographic region. An ETF portfolio generally holds the same stocks or bonds as the index it tracks (or it may hold a representative sample of such securities).

     The Fund offers two classes of shares: Institutional Shares and A Shares (formerly, Investor Shares). All classes of shares have identical voting, dividend and liquidation rights. Institutional Shares are offered to retirement plans and other institutional investors. Effective November 1, 2006, Investor Shares were renamed A Shares and are available to all investors and are subject to a Rule 12b-1 distribution fee and a maximum front end sales charge of 3.50%.

2. SIGNIFICANT ACCOUNTING POLICIES. The following is a summary of the significant accounting policies of the Fund:

     SECURITY VALUATION. Securities held by the Fund which are listed on a securities exchange and for which market quotations are available are valued at the last quoted sale price of the day, or, if there is no such reported sale, securities are valued at the mean between the most recent quoted bid and ask prices. Securities traded on The Nasdaq Stock Market, Inc. ("NASDAQ") are valued in accordance with the NASDAQ Official Closing Price, which may not be the last sale price. Price information for listed securities is taken from the exchange where the security is primarily traded. Unlisted securities for which market quotations are readily available are valued at the most recent bid prices. Securities with a remaining maturity of 60 days or less are valued at amortized cost, which approximates market value, unless the Trustees determine that this does not represent fair value. Securities that do not have a readily available current market value are valued in good faith by using procedures adopted by the Trustees. When the Fund uses fair value pricing to determine NAV, securities will not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Trustees believe accurately reflects fair value. The Fund's policy is intended to result in a calculation of the Fund's NAV that fairly reflects security values as of the time of pricing. However, fair values determined pursuant to the Fund's procedures may not accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing.

     In September 2006, the Financial Accounting Standards Board (FASB) issued Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (FAS 157). FAS 157 establishes a framework for measuring fair value in generally accepted accounting principles, clarifies the definition of fair value within that framework, and expands disclosures about the use of fair value measurements. FAS 157 is intended to increase consistency and comparability among fair value estimates used in financial reporting. FAS 157 is effective for fiscal years beginning after November 15, 2007. Management does not expect the adoption of FAS 157 to have an impact on the amounts reported in the financial statements.

     FEDERAL INCOME TAXES. The Fund is treated as a separate entity for Federal income tax purposes and intends to qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as

WILMINGTON FUNDS -- ETF ALLOCATION FUND
--------------------------------------------------------------------------------
  NOTES TO FINANCIAL STATEMENTS (UNAUDITED) -- CONTINUED
================================================================================

     amended, and to distribute substantially all of its income to its shareholders. Therefore, no Federal income tax provision has been made.

     On July 13, 2006, FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN 48) was released. FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Trust's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006, and is to be applied to all open tax years as of the effective date. Recent SEC guidance allows implementing FIN 48 in fund net asset value calculations as late as the fund's last net asset value calculation in the first required financial statement reporting period. As a result, the Fund will incorporate FIN 48 in its semiannual report on December 31, 2007. At this time, management is evaluating the implications of FIN 48 and its impact in the financial statements has not yet been determined.

     SECURITY TRANSACTIONS AND INVESTMENT INCOME. Investment security transactions are accounted for on a trade date basis. The Fund uses the specific identification method for determining realized gains and losses on investmentsfor both financial and Federal income tax reporting purposes. Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis and includes the amortization of premium and accretion of discount.

     The Fund records expenses as incurred. Common expenses of the Trust are allocated on a pro rata basis among the series based on relative net assets. In addition to the expenses reflected on the statement of operations, the Fund indirectly bears the investment advisory fees and other expenses of the ETFs in which it invests. Because each of the ETFs has varied expense and fee levels, and the Fund may own different amounts of shares of these funds at different times, the amount of fees and expenses incurred indirectly will vary.

     CLASS ACCOUNTING. In calculating net asset value per share for each class, investment income, realized and unrealized gains and losses and expenses, other than class specific expenses, are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day. Expenses relating to a specific class are charged directly to that class.

     DISTRIBUTIONS TO SHAREHOLDERS. Distributions from net investment income, if any, are declared and paid to shareholders quarterly. Distributions from net realized gains, if any, are declared and paid to shareholders annually.

     USE OF ESTIMATES IN THE PREPARATION OF FINANCIAL STATEMENTS. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

3. ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES. Rodney Square Management Corporation ("RSMC"), a wholly owned subsidiary of Wilmington Trust Corporation, serves as the investment adviser to the Fund. For its services, RSMC receives a fee of 0.50% of the Fund's first $1 billion of average daily net assets, 0.45% of the Fund's next $1 billion of average daily net assets and 0.40% of the Fund's average daily net assets in excess of $2 billion. Wilmington Trust Investment Management, LLC ("WTIM"), also a wholly owned subsidiary of Wilmington Trust Corporation and under common control with RSMC, provides certain investment services, information, advice, assistance and facilities and performs research, statistical and investment services pursuant to a sub-advisory

WILMINGTON FUNDS -- ETF ALLOCATION FUND
--------------------------------------------------------------------------------
  NOTES TO FINANCIAL STATEMENTS (UNAUDITED) -- CONTINUED
================================================================================

     agreement among the Trust, RSMC and WTIM. WTIM receives a sub-advisory fee from RSMC as agreed to from time to time with RSMC. Such fee paid to WTIM will not exceed the contractual amount of RSMC's fee.

     RSMC has contractually agreed to waive a portion of its advisory fee or reimburse other operating expenses (excluding taxes, extraordinary expenses, brokerage commissions and interest) to the extent that total annual Fund operating expenses exceed 0.70% of average daily net assets, excluding class-specific expenses (such as Rule 12b-1 and shareholder services). The undertaking will remain in place through July 1, 2011 unless the Trustees approve its earlier termination.

     The Fund's Chief Compliance Officer is employed and compensated by RSMC. RSMC provides compliance services to the Fund pursuant to a Compliance Services Agreement. For these services, the Trust pays RSMC an annual fee equal to three-fourths of the Chief Compliance Officer's total compensation. The fees for these services for the six-months ended December 31, 2006 are shown separately on the statement of operations.

     RSMC provides administrative services to the Fund pursuant to an Administration Agreement. For these services, RSMC receives a fee at the annual rate of 0.0185% of the Trust's first $2 billion of total aggregate daily net assets; 0.0175% of the Trust's next $2 billion of total aggregate daily net assets; 0.0125% of the Trust's next $2 billion of total aggregate daily net assets; and 0.0080% of the Trust's total aggregate daily net assets in excess of $6 billion. The fees paid to RSMC for these services for the six-months ended December 31, 2006 are shown separately on the statement of operations.

     PFPC Inc. provides sub-administration and accounting services pursuant to an agreement with RSMC and the Trust for which it receives fees directly from the Fund.

     COMPENSATION OF TRUSTEES AND OFFICERS. Except for the Fund's Chief Compliance Officer, Trustees and Officers of the Fund who are employees or officers of RSMC or WTIM do not receive any compensation from the Fund. Trustees of the Fund, who are not employees or officers of RSMC or WTIM, receive compensation and reimbursement of expenses from the Fund. Under a Deferred Compensation Plan (the "Plan") adopted August 15, 2002, a disinterested Trustee may elect to defer receipt of all, or a portion, of their annual compensation. Deferred amounts are invested in shares of a series of the Trust and remain so until distributed in accordance with the Plan. Trustees' fees reflected in the accompanying financial statements include total compensation earned, whether elected to be paid in cash or deferred under the Plan.

     DISTRIBUTION FEES. The A Shares of the Fund have adopted a distribution plan under Rule 12b-1 under the 1940 Act that allows the Fund to pay a fee for the sale and distribution of A Shares, and for services provided to A Shares shareholders. The 12b-1 Plan provides for a maximum distribution fee at an annual rate of 0.25% of the Fund's average daily net assets of the A Shares.

     Wilmington Trust Company ("WTC"), an affiliate of RSMC, serves as custodian to the Fund and PFPC Trust Company serves as sub-custodian to the Fund. The Fund pays WTC for its services as custodian and WTC pays PFPC Trust Company for its services as sub-custodian. The fees for these services for the six-months ended December 31, 2006, are shown separately in the statement of operations.

     The Fund effects trades for security purchase and sale transactions through brokers that are affiliates of the adviser. Commissions paid on those trades for the six-months ended December 31, 2006 were $18,201.

WILMINGTON FUNDS -- ETF ALLOCATION FUND
--------------------------------------------------------------------------------
  NOTES TO FINANCIAL STATEMENTS (UNAUDITED) -- CONTINUED
================================================================================


4. INVESTMENT SECURITIES TRANSACTIONS. During the six-months ended December 31, 2006, the Fund had purchases and sales of investment securities (excluding short-term investments) of $24,092,220 and $11,260,579, respectively.

5. CAPITAL SHARE TRANSACTIONS. Transactions in shares of capital stock for the six months ended December 31, 2006 and the period ended June 30, 2006 for the Institutional Shares and A Shares1 were as follows:

SIX-MONTHS ENDED DECEMBER 31, 2006

                                                                      INSTITUTIONAL SHARES                 A SHARES(1)
                                                                   --------------------------        -----------------------
                                                                      SHARES        DOLLARS           SHARES        DOLLARS
                                                                   -----------    -----------        --------     ----------
     Sold ..................................................         1,476,886    $16,161,056         105,904     $1,123,232
     Issued on reinvestment of distributions ...............            12,919        151,183           1,893         22,137
     Redeemed ..............................................          (416,447)    (4,583,742)         (5,973)       (66,850)
                                                                     ---------    -----------         -------     ----------
     Net increase ..........................................         1,073,358    $11,728,497         101,824     $1,078,519
                                                                     =========    ===========         =======     ==========

    PERIOD ENDED JUNE 30, 2006

                                                                      INSTITUTIONAL SHARES                 A SHARES(1)
                                                                   --------------------------        -----------------------
                                                                      SHARES        DOLLARS           SHARES        DOLLARS
                                                                   -----------    -----------        --------     ----------

     Sold ..................................................         1,961,748    $20,350,114          61,758     $  643,670
     Issued on reinvestment of distributions ...............               570          5,803              32            323
     Redeemed ..............................................           (14,825)      (152,133)           (472)        (4,727)
                                                                     ---------    -----------         -------     ----------
     Net increase ..........................................         1,947,493    $20,203,784          61,318     $  639,266
                                                                     =========    ===========         =======     ==========

(1) Formerly, Investor Shares.

6. FEDERAL TAX INFORMATION. Distributions to shareholders from net investment income and realized gains are determined in accordance with Federal income tax regulations, which may differ from net investment income and realized gains recognized for financial reporting purposes. Additionally, net short-term realized gains are treated as "ordinary income" for tax purposes. Accordingly, the character of distributions and composition of net assets for Federal tax purposes may differ from those reflected in the accompanying financial statements. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on the tax treatment; temporary differences due to timing of recognition of income or gains do not require such reclassification.

     The tax character of distributions paid for the six-month period ended December 31, 2006 and the period ended June 30, 2006, were as follows:

     SIX-MONTHS ENDED DECEMBER 31, 2006
     Ordinary income .............................................      $476,382

     PERIOD ENDED JUNE 30, 2006
     Ordinary income .............................................      $ 20,263

     The components of accumulated earnings (deficit) on a tax basis are determined at fiscal year-end. Accordingly, tax balances have not been determined as of December 31, 2006.

7. CONTRACTUAL OBLIGATIONS. The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of loss to be remote.

WILMINGTON FUNDS -- ETF ALLOCATION FUND
--------------------------------------------------------------------------------
  EVALUATION AND APPROVAL OF INVESTMENT ADVISORY AND
  SUB-ADVISORY AGREEMENTS
================================================================================

     At a meeting held on August 24, 2006, the Board of Trustees, including a majority of those trustees who are not "interested persons" as such term is defined in the 1940 Act ("Independent Trustees"), unanimously approved the continuation for a one-year period of the existing investment advisory agreement between WT Mutual Fund (the "Trust"), on behalf of the Wilmington ETF Allocation Fund (the "Fund"), and RSMC (the "Advisory Agreement"). The Trustees also unanimously approved the continuation of the sub-advisory agreement (the "WTIM Agreement" and with the Advisory Agreement, the "Agreements") among the Trust on behalf of the Fund, RSMC and Wilmington Trust Investment Management, LLC ("WTIM"), pursuant to which WTIM provides certain investment services, information, advice, assistance and facilities, research and statistical investment services. WTIM is a wholly owned subsidiary of Wilmington Trust Corporation and is under common control with RSMC.

     Before meeting to determine whether to approve the continuation of the Agreements, the Board had the opportunity to review written materials provided by RSMC, WTIM and legal counsel to the Trust which contained information to help the Board evaluate the Agreements. The materials generally included information regarding (i) services performed for the Trust and the Fund, (ii) the size and qualifications of RSMC's and WTIM's portfolio management staff, (iii) any potential or actual material conflicts of interest which may arise in connection with a portfolio manager's management of the Fund, (iv) investment performance,
(v) brokerage selection procedures, (vi) the procedures for allocating investment opportunities between the Fund and other clients, (vii) results of any independent audit or regulatory examination, including any recommendations or deficiencies noted, (viii) any litigation, investigation or administrative proceeding which may have a material impact on RSMC's or WTIM's ability to service the Fund, (ix) the compliance with the Fund's investment objective, policies and practices (including its code of ethics), federal securities laws and other regulatory requirements, and (x) proxy voting policies. The Trustees also received information regarding the advisory fees received and an analysis of these fees in relation to the services for the Fund, the costs of providing such services, the profitability of the firm in general and any other ancillary benefit resulting from RSMC's and WTIM's relationship with the Trust. The Board also received a memorandum from counsel to the Trust which outlined the duties of trustees when considering approval of an investment advisory agreement and related legal standards. The Board considered and weighed the above information based upon their accumulated experience in governing the Trust and working with RSMC on matters relating to the Trust.

     During its deliberations on whether to approve the continuation of the Agreements, the Board considered many factors. The Board considered the nature, extent and quality of the services provided by RSMC. The Board considered the services provided to the Fund by RSMC and WTIM as compared to services provided by other advisers which manage mutual funds with investment objectives, strategies and policies similar to those of the Fund. The Board noted the changes to the operations of the Trust over the past year as well as the personnel additions. The Board determined that the changes have generally been favorable. The Trustees concluded that the nature, extent and quality of the services provided by RSMC and WTIM to the Fund were appropriate and consistent with the terms of the Agreements, that the quality of those services appears to be consistent with industry norms and that the Fund was likely to benefit from the continued provision of those services. They also concluded that RSMC and WTIM have sufficient have demonstrated their ability to attract and retain qualified personnel.

WILMINGTON FUNDS -- ETF ALLOCATION FUND
--------------------------------------------------------------------------------
  EVALUATION AND APPROVAL OF INVESTMENT ADVISORY AND
  SUB-ADVISORY AGREEMENTS -- CONTINUED
================================================================================

     The Trustees considered the costs of the services provided by RSMC and WTIM, the compensation and benefits received by RSMC and WTIM in providing services to the Fund, as well as their profitability. In addition, the Trustees considered any direct or indirect revenues received by affiliates of RSMC and WTIM. The Board noted that RSMC's and WTIM's anticipated level of profitability is an important factor in providing service to the Fund. The Board was satisfied that RSMC and WTIM profits are sufficient to continue as healthy concerns generally and as investment adviser and sub-adviser of the Fund specifically. The Trustees concluded that RSMC and WTIM fees and profits derived from their relationship with the Trust in light of the Fund's expenses, were reasonable in relation to the nature and quality of the services provided, taking into account the fees charged by other advisers for managing comparable mutual funds with similar strategies. The Trustees also concluded that the overall expense ratio of the Fund was reasonable, taking into account the size of the Fund, the quality of services provided by RSMC and WTIM, and the expense limitations agreed to by RSMC.

     The Trustees also considered the extent to which economies of scale would be realized relative to fee levels as the Fund grows, and whether the fee levels reflect these economies of scale for the benefit of shareholders. The Board determined that economies of scale should be achieved at higher asset levels for the Fund for the benefit of Fund shareholders due to break-points in the advisory fees. The Board recognized that the economies of scale achieved will be primarily the result of the ability of the Trust and the Fund to spread its fixed costs across a larger asset base and not through negotiated breakpoints in the advisory fees.

     The Trustees considered whether any events have occurred that would constitute a reason for the Board not to approve continuation of the Agreements and concluded there were not. After consideration of all the factors, and taking into consideration the information presented during previous meetings of the Board, the Board determined that it would be in the best interests of the Fund and its shareholders to approve continuation of the Agreements. In arriving at its decision, the Board did not identify any single matter as controlling, but made their determination in light of all the facts and circumstances.

WILMINGTON FUNDS -- ETF ALLOCATION FUND
--------------------------------------------------------------------------------
  TRUSTEES AND OFFICERS
================================================================================

WT  Mutual  Fund  (the  "Trust")  is  governed  by  a  Board  of  Trustees  (the
"Trustees"). The primary responsibility of the Trustees of the Trust is to represent the interest of the Trust's shareholders and to provide oversight management of the Trust.

The following table presents certain information regarding the Trustees and Officers of the Trust. Each person listed under "Interested Trustee" below is an "interested person" of the Trust's investment advisers, within the meaning of the Investment Company Act of 1940, as amended (the "1940 Act"). Each person who is not an "interested person" of the Trust's investment advisers or the Trust within the meaning of the 1940 Act is referred to as an "Independent Trustee" and is listed under such heading below.

Unless specified otherwise, the address of each Trustee and Officer as it relates to the Trust is 1100 N. Market Street, Wilmington, DE 19890.

The Statement of Additional Information for the Trust contains additional information about the Trust's Trustees and is available, without charge, upon request, by calling (800) 336-9970 or by visiting the Fund's website at www.wilmingtonfunds.com.


INTERESTED TRUSTEES

                                                                                                         NUMBER OF
                                                                                                         FUNDS IN
                                                                                     PRINCIPAL             FUND           OTHER
                               POSITION(S)            TERM OF OFFICE AND            OCCUPATION(S)         COMPLEX     DIRECTORSHIPS
       NAME AND                 HELD WITH               LENGTH OF TIME              DURING PAST         OVERSEEN BY      HELD BY
    DATE OF BIRTH                 TRUST                     SERVED                   FIVE YEARS           TRUSTEE        TRUSTEE
----------------------   -----------------------   ------------------------   -----------------------   -----------   -------------
NEIL WOLFSON (1)         Trustee,                  Shall serve at the         President of Wilmington       26            None
Date of Birth: 6/64      President and             pleasure of the Board      Trust Investment
                         Chief Executive           and until successor is     Management, LLC ("WTIM")
                         Officer                   elected and qualified.     since November 2006;
                                                   Trustee since November     Chief Investment Officer
                                                   2005; President and        of WTIM from 2004 to
                                                   Chief Executive Officer    2006; Partner with KPMG
                                                   since January 2006.        from 1996 to 2004.

ROBERT J. CHRISTIAN(2)   Trustee                   Shall serve until          Retired since February        26            None
Date of Birth: 2/49                                death, resignation or      2006. Executive Vice
                                                   removal. Trustee           President and Chief
                                                   since October 1998;        Investment Officer of
                                                   President and Chairman     Wilmington Trust
                                                   of the Board from          Company from 1996 to
                                                   October 1998 to            2005; President of
                                                   January 2006.              Rodney Square
                                                                              Management Corporation
                                                                              ("RSMC") from 1996 to
                                                                              2005; Vice President
                                                                              of RSMC from 2005 to
                                                                              2006.

------------------
(1) Mr. Wolfson is an "Interested Trustee" by reason of his position as President of Wilmington Trust Investment Management, LLC ("WTIM"), an affiliate of RSMC.
(2) Mr. Christian is an "Interested Trustee" by reason of his former position as President of RSMC, an investment adviser to the Trust. As of February, 2006, Mr. Christian is no longer employed by RSMC but is considered an "Interested Trustee."

WILMINGTON FUNDS -- ETF ALLOCATION FUND
--------------------------------------------------------------------------------
  TRUSTEES AND OFFICERS -- CONTINUED
================================================================================


INDEPENDENT TRUSTEES

                                                                                                         NUMBER OF
                                                                                                         FUNDS IN
                                                                                     PRINCIPAL             FUND           OTHER
                               POSITION(S)            TERM OF OFFICE AND            OCCUPATION(S)         COMPLEX     DIRECTORSHIPS
       NAME AND                 HELD WITH               LENGTH OF TIME              DURING PAST         OVERSEEN BY      HELD BY
    DATE OF BIRTH                 TRUST                     SERVED                   FIVE YEARS           TRUSTEE        TRUSTEE
----------------------   -----------------------   ------------------------   -----------------------   -----------   -------------
ROBERT ARNOLD            Trustee                   Shall serve until death,   Founder and co-manager,       26        First Potomac
Date of Birth: 3/44                                resignation or removal.    R. H. Arnold & Co., Inc.                Realty Trust
                                                   Trustee since May 1997.    (investment banking                     (real estate
                                                                              company) since 1989.                    investment
                                                                                                                      trust).

DR. ERIC BRUCKER         Trustee                   Shall serve until death,   Professor of Economics,       26            None
Date of Birth: 12/41                               resignation or removal.    Widener University
                                                   Trustee since October      since July 2004;
                                                   1999.                      formerly, Dean,
                                                                              School of Business
                                                                              Administration of
                                                                              Widener University from
                                                                              2001 to 2004.

NICHOLAS GIORDANO        Trustee and               Shall serve until death,   Consultant, financial         26        Kalmar Pooled
Date of Birth: 3/43      Chairman of the           resignation or removal.    services organizations                  Investment
                         Board                     Trustee since October      from 1997 to present.                   Trust;
                                                   1998.                                                              Independence
                                                                                                                      Blue Cross;
                                                                                                                      and IntriCon
                                                                                                                      Corporation
                                                                                                                      (industrial
                                                                                                                      furnaces and
                                                                                                                      ovens).

LOUIS KLEIN, JR.         Trustee                   Shall serve until death,   Self-employed financial       31        CRM Mutual
Date of Birth: 5/35                                resignation or removal.    consultant since 1991.                  Fund Trust
                                                   Trustee since October                                              (since June
                                                   1999.                                                              2005); WHX
                                                                                                                      Corporation
                                                                                                                      (industrial
                                                                                                                      manufacturer).

JOHN J. QUINDLEN         Trustee                   Shall serve until death,   Retired since 1993.           26            None
Date of Birth: 5/32                                resignation or removal.
                                                   Trustee since October
                                                   1999.

MARK A. SARGENT          Trustee                   Shall serve until death,   Dean and Professor of         26            None
Date of Birth: 4/51                                resignation or removal.    Law, Villanova
                                                   Trustee since November     University School of
                                                   2001.                      Law since July 1997.

WILMINGTON FUNDS -- ETF ALLOCATION FUND
--------------------------------------------------------------------------------
  TRUSTEES AND OFFICERS -- CONTINUED
================================================================================


EXECUTIVE OFFICERS

                                                                                                         NUMBER OF
                                                                                                         FUNDS IN
                                                                                     PRINCIPAL             FUND           OTHER
                               POSITION(S)            TERM OF OFFICE AND            OCCUPATION(S)         COMPLEX     DIRECTORSHIPS
       NAME AND                 HELD WITH               LENGTH OF TIME              DURING PAST         OVERSEEN BY      HELD BY
    DATE OF BIRTH                 TRUST                     SERVED                   FIVE YEARS           TRUSTEE        TRUSTEE
----------------------   -----------------------   ------------------------   -----------------------   -----------   -------------
CLAYTON M. ALBRIGHT      Vice President            Shall serve at the         Vice President, WTIM          N/A            N/A
1100 North Market                                  pleasure of the Board      since 2006; Vice
Street                                             and until successor is     President, RSMC since
Wilmington, DE 19890                               elected and qualified.     2001; Vice President,
Date of Birth: 9/53                                Officer since October      Wilmington Trust
                                                   1998.                      Company since 1997.

JOSEPH M. FAHEY, JR.     Vice President            Shall serve at the         Vice President, RSMC          N/A            N/A
1100 North Market                                  pleasure of the Board      since 1992.
Street                                             and until successor is
Wilmington, DE 19890                               elected and qualified.
Date of Birth: 1/57                                Officer since November
                                                   1999.

JOHN J. KELLEY           Vice President,           Shall serve at the         Vice President of RSMC        N/A            N/A
1100 North Market        Chief Financial           pleasure of the Board      since July 2005; Vice
Street                   Officer,                  and until successor is     President of PFPC Inc.
Wilmington, DE 19890     Treasurer &               elected and qualified.     from January 2005 to
Date of Birth: 9/59      Secretary                 Officer since September    July 2005; Vice
                                                   2005.                      President of
                                                                              Administration, 1838
                                                                              Investment Advisors,
                                                                              LP from 1999 to 2005;
                                                                              Chief Compliance
                                                                              Officer, 1838
                                                                              Investment Advisors,
                                                                              LP from 2004 to 2005.

WILLIAM P. RICHARDS,     Vice President            Shall serve at the         Managing Director,            N/A            N/A
JR.                                                pleasure of the Board      Roxbury Capital
100 Wilshire Boulevard                             and until successor is     Management LLC
Suite 1000                                         elected and qualified.     (registered investment
Santa Monica, CA 90401                             Officer since November     adviser) since 1998.
Date of Birth: 11/36                               2004.

ANNA M. BENCROWSKY       Chief Compliance          Shall serve at the         Chief Compliance              N/A            N/A
1100 North Market        Officer                   pleasure of the Board      Officer, RSMC since
Street                                             and until successor is     2004; Vice President
Wilmington, DE 19890                               elected and qualified.     and Chief Compliance
Date of Birth: 5/51                                Officer since September    Officer, 1838
                                                   2004.                      Investment Advisors,
                                                                              LP from 1998 to 2004.

WILMINGTON FUNDS -- ETF ALLOCATION FUND
--------------------------------------------------------------------------------

================================================================================

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Trust used to determine how to vote proxies relating to securities held in the Trust's portfolios is available without charge on the SEC's website at HTTP://WWW.SEC.GOV. Information regarding how the investment adviser voted proxies for the most recent twelve month period ended June 30, 2006 is available without charge, on the SEC's website listed above.

                                    TRUSTEES
                                Robert H. Arnold
                                Dr. Eric Brucker
                              Robert J. Christian
                              Nicholas A. Giordano
                                Louis Klein, Jr.
                                John J. Quindlen
                                Mark A. Sargent
                                  Neil Wolfson
                       -----------------------------------

                                    OFFICERS
                            Neil Wolfson, PRESIDENT/
                            CHIEF EXECUTIVE OFFICER
                        John J. Kelley, VICE PRESIDENT/
                CHIEF FINANCIAL OFFICER/TREASURER AND SECRETARY
                      Clayton M. Albright, VICE PRESIDENT
                      Joseph M. Fahey, Jr., VICE PRESIDENT
                    William P. Richards, Jr., VICE PRESIDENT
                  Anna M. Bencrowsky, CHIEF COMPLIANCE OFFICER
                       -----------------------------------

                      INVESTMENT ADVISER AND ADMINISTRATOR
                      Rodney Square Management Corporation
                            1100 North Market Street
                              Wilmington, DE 19890
                       -----------------------------------

                                   CUSTODIAN
                            Wilmington Trust Company
                            1100 North Market Street
                              Wilmington, DE 19890
                       -----------------------------------

                      SUB-ADMINISTRATOR,TRANSFER AGENT AND
                                ACCOUNTING AGENT
                                   PFPC Inc.
                              301 Bellevue Parkway
                              Wilmington, DE 19809
                       -----------------------------------


THIS SEMI-ANNUAL REPORT IS AUTHORIZED FOR DISTRIBUTION ONLY TO SHAREHOLDERS AND TO OTHERS WHO HAVE RECEIVED A CURRENT PROSPECTUS OF THE WILMINGTON ETF ALLOCATION FUND -- INSTITUTIONAL SHARES OR A SHARES.

ETF-SEMI-12/06

                                                                      WILMINGTON
                                                                           FUNDS

--------------------------------------------------------------------------------
FUNDAMENTALLY
WEIGHTED FUNDS
--------------------------------------------------------------------------------

            o     LARGE COMPANY

            o     SMALL COMPANY



                                   SEMI ANNUAL
                                December 31, 2006

--------------------------------------------------------------------------------

WILMINGTON FUNDS -- FUNDAMENTALLY WEIGHTED FUNDS
--------------------------------------------------------------------------------
   DESCRIPTION OF INDICES
--------------------------------------------------------------------------------




CONTENTS ....................................................         page

President's Message .........................................           2

Expense Disclosure ..........................................           5

Disclosure of Portfolio Holdings ............................           7

Investments .................................................           8

Financial Statements ........................................          46



                                                                      page

Financial Highlights ........................................          49

Notes to Financial Statements ...............................          53

Evaluation and Approval of Investment
Advisory and Sub-Advisory Agreements ........................          57

Trustees and Officers .......................................          59




DESCRIPTION OF INDICES

It is not possible to invest directly in an index. All indices represented are unmanaged.

All indices assume the reinvestment of dividends and interest income unless otherwise noted.

RUSSELL 3000(R) INDEX measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market.

RUSSELL 3000(R) GROWTH INDEX measures the performance of those Russell 3000 Index companies with higher price-to-book ratios and higher forecasted growth values.

RUSSELL 3000(R) VALUE INDEX measures the performance of those Russell 3000 Index companies with lower price-to-book ratios and lower forecasted growth values.

RUSSELL 2000(R) INDEX measures the performance of the 2,000 smallest companies in the Russell 3000 Index, which represents approximately 8% of the total market capitalization of the Russell 3000 Index.

RUSSELL 2000(R) GROWTH INDEX measures the performance of those Russell 2000 Index companies with higher price-to-book ratios and higher forecasted growth values.

RUSSELL 2000(R) VALUE INDEX measures the performance of those Russell 2000 Index companies with lower price-to-book ratios and lower forecasted growth values.

RUSSELL 1000(R) INDEX measures the performance of the 1,000 largest companies in the Russell 3000 Index, which represents approximately 92% of the total market capitalization of the Russell 3000 Index.

RUSSELL 1000(R) GROWTH INDEX measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values.

RUSSELL 1000(R) VALUE INDEX measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values.

WILMINGTON FUNDS -- FUNDAMENTALLY WEIGHTED FUNDS
--------------------------------------------------------------------------------
   PRESIDENT'S MESSAGE
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

DEAR SHAREHOLDER:

      On December 18, 2006, Rodney Square Management Corp., the investment adviser to the Wilmington Funds, launched the Wilmington Fundamentally Weighted Large Company Fund and the Wilmington Fundamentally Weighted Small Company Fund. The following information presents the results of the Funds and their benchmarks--the Russell 1000 and 2000 Indices, respectively--through December 31, 2006. While required to report this data, we do not believe that any insights can be gleaned from such short-term performance. Therefore, the balance of this message will focus on the rationale behind the Funds' investment approach and the compelling advantages we believe they offer long-term investors.

      Fundamental weighting is an imposing-sounding name for a relatively simple investment approach in which stock portfolios are built by fundamental measures of a company's size rather than by market capitalization. As a result, fundamental weighting offers investors an alternative to traditional index funds--one that is supported by research showing fundamentally weighted portfolios to be tax efficient and to provide better risk-adjusted returns.

      Traditional market-cap weighted index investing has become immensely popular with investors in recent years, and it's easy to see why. It is characterized by three desirable components of portfolio construction: diversification; transparency and rules-based implementation; and relatively low turnover. But market-cap weighting forces an emphasis on overpriced stocks and an underweight of underpriced stock. The result is that an index fund investor may be assuming more risk than is required for the same expected return. While this overweighting of overpriced stocks and underweighting of underpriced stocks raises issues of risk and imbalance, every day these problems are exacerbated during periods of market bubbles or crashes when stocks or groups of stocks rise or fall to unreasonable levels of popularity.

      By contrast, in weighting stocks, the fundamental approach uses metrics of a company's size that are unrelated to the price the market assigns to its stock. We use such fundamental measures of company size as dividends, book value and cash flow. Our approach results in diversified portfolios of several hundred securities. It also gives us the ability to harvest tax losses to offset capital gains.

      We believe our Funds combine the best features of conventional index funds--diversification, rules-based investing and low turnover--with the opportunity to take advantage of the frequent valuation errors that occur in the equity markets. It's similar to index investing, but it rejects the notion that stock prices should play a pivotal role in the weighting of securities in a portfolio. Over time, we are confident that the merits of the Funds will be borne out by their experience.

WILMINGTON FUNDAMENTALLY WEIGHTED LARGE COMPANY FUND

      The Institutional Shares of the Wilmington Fundamentally Weighted Large Company Fund ("Large Company Fund") returned 0.10% for the period December 18, 2006, commencement of operations, through December 31, 2006, compared to a return of 0.57% for the Russell 1000 Index.

WILMINGTON FUNDS -- FUNDAMENTALLY WEIGHTED FUNDS
--------------------------------------------------------------------------------
   PRESIDENT'S MESSAGE -- CONTINUED
--------------------------------------------------------------------------------

      The top ten holdings of the Large Company Fund as of December 31, 2006, representing approximately 24.8% of total investments, were:


10 LARGEST HOLDINGS      PERCENT OF TOTAL INVESTMENTS       10 LARGEST HOLDINGS                  PERCENT OF TOTAL INVESTMENTS
-------------------      ----------------------------       -------------------                   ----------------------------
Citigroup, Inc.                        4.0%                  Altria Group, Inc.                              2.1%
Exxon Mobil Corp.                      3.8%                  American International Group, Inc.              1.7%
General Electric Co.                   3.0%                  Bank of America Corp.                           1.7%
Microsoft Corp.                        2.9%                  Pfizer, Inc.                                    1.6%
Verizon Communications, Inc.           2.5%                  Chevron Texaco Corp.                            1.5%

WILMINGTON FUNDAMENTALLY WEIGHTED SMALL COMPANY FUND

      The Institutional Shares of the Wilmington Fundamentally Weighted Small Company Fund ("Small Company Fund") returned 1.30% for the period December 18, 2006, commencement of operations, through December 31, 2006, compared to a return of -0.55% for the Russell 2000 Index.

      The top ten holdings of the Small Company Fund as of December 31, 2006, representing approximately 7.6% of total investments, were:


10 LARGEST HOLDINGS      PERCENT OF TOTAL INVESTMENTS       10 LARGEST HOLDINGS                  PERCENT OF TOTAL INVESTMENTS
-------------------      ----------------------------       -------------------                  ----------------------------
Blockbuster, Inc. -- Class A           2.1%                  Centennial Communications, Inc.                 0.6%
OMGroup, Inc.                          0.9%                  Odyssey Re Holdings Corp.                       0.5%
Delux Corp.                            0.7%                  Cousins Properties, Inc.                        0.5%
The Mills Corp.                        0.7%                  CH Energy Group, Inc.                           0.5%
First Industrial                       0.6%                  American Home Mortgage Investment Corp.         0.5%

----------
   PERFORMANCE QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE. SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. TOTAL RETURNS WOULD BE LOWER HAD CERTAIN FEES AND EXPENSES NOT BEEN WAIVED AND/OR REIMBURSED. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THAT SHOWN HERE. PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END IS AVAILABLE BY CALLING 800-336-9970.

   AN INVESTMENT IN THE FUND IS NOT INSURED BY THE FDIC OR ANY OTHER GOVERNMENTAL AGENCY, IS NOT A DEPOSIT OF OR OTHER OBLIGATION OF OR GUARANTEED BY WILMINGTON TRUST OR ANY OTHER BANK OR ENTITY, AND IS SUBJECT TO RISKS INCLUDING A POSSIBLE LOSS OF THE PRINCIPAL AMOUNT INVESTED.

   SMALL COMPANY STOCKS MAY BE SUBJECT TO A HIGHER DEGREE OF MARKET RISK THAN THE SECURITIES OF MORE ESTABLISHED COMPANIES BECAUSE THEY TEND TO BE MORE VOLATILE AND LESS LIQUID.

WILMINGTON FUNDS -- FUNDAMENTALLY WEIGHTED FUNDS
--------------------------------------------------------------------------------
   PRESIDENT'S MESSAGE -- CONTINUED
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

      We thank the early investors in the Fundamentally Weighted Large and Small Company Funds, and we look forward to reporting to you again in six months. If you would like additional information on the Funds in the meantime, we invite you to visit www.wilmingtonfunds.com, or to consult your financial advisor.


                                   Sincerely,


                                  /s/ Neil Wolfson
                                  ----------------------------------------------
                                  Neil Wolfson
                                  President



January 24, 2007

YOU SHOULD CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES AND EXPENSES OF THE FUNDS CAREFULLY BEFORE INVESTING. A PROSPECTUS WITH THIS AND OTHER INFORMATION MAY BE OBTAINED BY CALLING 800-336-9970 OR VISITING THE FUNDS' WEB SITE AT WWW.WILMINGTONFUNDS.COM. THE PROSPECTUS SHOULD BE READ CAREFULLY BEFORE INVESTING.

MR. WOLFSON'S COMMENTS REFLECT THE INVESTMENT ADVISER'S VIEWS GENERALLY REGARDING THE MARKET AND THE ECONOMY AND ARE COMPILED FROM THE INVESTMENT ADVISER'S RESEARCH AND FROM COMMENTS PROVIDED BY THE PORTFOLIO MANAGERS OF EACH OF THE FUNDS. THESE COMMENTS REFLECT OPINIONS AS OF THE DATE WRITTEN AND ARE SUBJECT TO CHANGE AT ANY TIME.

DISTRIBUTED BY PROFESSIONAL FUNDS DISTRIBUTOR, LLC.

SEE FINANCIAL HIGHLIGHTS.

WILMINGTON FUNDS -- FUNDAMENTALLY WEIGHTED FUNDS
--------------------------------------------------------------------------------
   EXPENSE DISCLOSURE (UNAUDITED)
--------------------------------------------------------------------------------

DISCLOSURE OF FUND EXPENSES

The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of a Fund, you incur ongoing costs, including management fees and other Fund expenses. The Fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing cost (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Tables below illustrate your Fund's costs in two ways.

     o ACTUAL FUND RETURN. The first line of each table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during the period.

     o HYPOTHETICAL 5% RETURN. The second line of each table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account value and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees, if any. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total cost of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The "Annualized Expense Ratio" reflects the actual expenses for the period indicated.

FOR THE PERIOD JULY 1, 2006 TO DECEMBER 31, 2006

EXPENSE TABLES


                                                             BEGINNING      ENDING                     EXPENSES
                                                              ACCOUNT       ACCOUNT     ANNUALIZED       PAID
                                                               VALUE         VALUE        EXPENSE       DURING
                                                              7/01/06      12/31/06        RATIO        PERIOD*
                                                             ---------     ---------    ----------     --------
LARGE COMPANY FUND -- INSTITUTIONAL SHARES(1)
Actual Fund Return .....................................     $1,000.00     $1,001.00       0.60%         $0.20
Hypothetical 5% Return .................................      1,000.00      1,022.18       0.60%          3.06

LARGE COMPANY FUND -- A SHARES(1)
Actual Fund Return .....................................     $1,000.00     $1,001.00       0.85%         $0.28
Hypothetical 5% Return .................................      1,000.00      1,020.92       0.85%          4.33

WILMINGTON FUNDS -- FUNDAMENTALLY WEIGHTED FUNDS
--------------------------------------------------------------------------------
   EXPENSE DISCLOSURE (UNAUDITED) -- CONTINUED
--------------------------------------------------------------------------------

FOR THE PERIOD JULY 1, 2006 TO DECEMBER 31, 2006


                                                             BEGINNING      ENDING                     EXPENSES
                                                              ACCOUNT       ACCOUNT     ANNUALIZED       PAID
                                                               VALUE         VALUE        EXPENSE       DURING
                                                              7/01/06      12/31/06        RATIO        PERIOD*
                                                             ---------     ---------    ----------     --------
SMALL COMPANY FUND -- INSTITUTIONAL SHARES(1)
Actual Fund Return .......................................   $1,000.00     $1,013.00       0.60%         $0.20
Hypothetical 5% Return ...................................    1,000.00      1,022.18       0.60%          3.06

SMALL COMPANY FUND -- A SHARES(1)
Actual Fund Return .......................................   $1,000.00     $1,013.00       0.85%         $0.28
Hypothetical 5% Return ...................................    1,000.00      1,020.92       0.85%          4.33

----------
* Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by the number days in the most recent fiscal half-year, then divided by 365.

(1) The Institutional and A Shares of the Fundamentally Weighted Funds commenced operations on December 18, 2006. For purposes of the "Hypothetical 5% Return," the annualized expense ratio was applied to the period July 1, 2006 through December 31, 2006. The "Actual Fund Return" information reflects the performance and expenses since inception.

WILMINGTON FUNDS -- FUNDAMENTALLY WEIGHTED FUNDS
--------------------------------------------------------------------------------
   DISCLOSURE OF PORTFOLIO HOLDINGS (UNAUDITED)
--------------------------------------------------------------------------------

PORTFOLIO HOLDINGS

DECEMBER 31, 2006

The following tables present a summary of the portfolio holdings of the Fundamentally Weighted Funds as a percentage of their total investments.


FUNDAMENTALLY WEIGHTED LARGE COMPANY FUND

COMMON STOCKS
   Financials                                   27.6%
   Information Technology                       10.8%
   Health Care                                  10.6%
   Consumer Staples                              9.8%
   Industrials                                   9.4%
   Energy                                        8.3%
   Consumer Discretionary                        7.8%
   Telecommunication Services                    5.1%
   Utilities                                     4.2%
   Materials                                     3.6%
SHORT-TERM INVESTMENTS                           2.8%
                                               -----
                                               100.0%
                                               =====


FUNDAMENTALLY WEIGHTED SMALL COMPANY FUND

COMMON STOCKS
   Financials                                   39.2%
   Consumer Discretionary                       18.2%
   Industrials                                  11.1%
   Information Technology                        7.4%
   Materials                                     6.1%
   Utilities                                     5.1%
   Health Care                                   4.2%
   Consumer Staples                              4.0%
   Telecommunication Services                    1.7%
   Energy                                        1.5%
SHORT-TERM INVESTMENTS                           1.5%
                                               -----
                                               100.0%
                                               =====


DISCLOSURE OF PORTFOLIO HOLDINGS

The Trust files a complete schedule of investments with the SEC for its first and third fiscal quarters on Form N-Q. Form N-Q is available without charge by visiting the SEC's website at http://www.sec.gov, or it may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

WILMINGTON FUNDS -- FUNDAMENTALLY WEIGHTED FUNDS / LARGE COMPANY FUND
--------------------------------------------------------------------------------
   INVESTMENTS / DECEMBER 31, 2006 (UNAUDITED)
   (Showing Percentage of Total Investments)
--------------------------------------------------------------------------------

                                                                      VALUE
                                                         SHARES      (NOTE 2)
                                                         -------    ----------
COMMON STOCK -- 97.2%
  CONSUMER DISCRETIONARY -- 7.8%
    ADVERTISING -- 0.2%
     Harte-Hanks, Inc. ...........................           30     $      831
     Lamar Advertising Co.* ......................           20          1,308
     Omnicom Group, Inc. .........................           50          5,227
     The Interpublic Group of Cos., Inc.* ........          120          1,469
                                                                    ----------
                                                                         8,835
                                                                    ----------
    APPAREL RETAIL -- 0.3%
     Abercrombie & Fitch Co. .....................           20          1,393
     American Eagle Outfitters, Inc. .............           60          1,872
     AnnTaylor Stores Corp.* .....................           30            985
     Chico's FAS, Inc.* ..........................           40            828
     Foot Locker, Inc. ...........................           40            877
     Limited Brands, Inc. ........................          130          3,762
     Ross Stores, Inc. ...........................           40          1,172
     The Gap, Inc. ...............................          240          4,680
     The TJX Cos., Inc. ..........................          110          3,137
     Urban Outfitters, Inc.* .....................           20            461
                                                                    ----------
                                                                        19,167
                                                                    ----------
    APPAREL, ACCESSORIES & LUXURY GOODS -- 0.2%
     Coach, Inc.* ................................           60          2,578
     Jones Apparel Group, Inc. ...................           90          3,009
     Liz Claiborne, Inc. .........................           40          1,738
     Polo Ralph Lauren Corp. - Class A ...........           30          2,330
     V.F. Corp. ..................................           50          4,104
                                                                    ----------
                                                                        13,759
                                                                    ----------
    AUTO PARTS & EQUIPMENT -- 0.2%
     Autoliv, Inc. ...............................           40          2,412
     BorgWarner, Inc. ............................           20          1,180
     Gentex Corp. ................................           60            934
     Johnson Controls, Inc. ......................           70          6,014
                                                                    ----------
                                                                        10,540
                                                                    ----------
    AUTOMOBILE MANUFACTURERS -- 1.0%
     Ford Motor Co. ..............................        6,310         47,388
     General Motors Corp. ........................          470         14,439
     Thor Industries, Inc. .......................           60          2,639
                                                                    ----------
                                                                        64,466
                                                                    ----------


                                                                      VALUE
                                                         SHARES      (NOTE 2)
                                                         -------    ----------
    AUTOMOTIVE RETAIL -- 0.1%
     Advance Auto Parts, Inc. ....................           50     $    1,778
     AutoNation, Inc.* ...........................           50          1,066
     AutoZone, Inc.* .............................           30          3,467
     Circuit City Stores, Inc. - Carmax Group* ...           20          1,072
     O'Reilly Automotive, Inc.* ..................           10            321
     United Auto Group, Inc. .....................           20            471
                                                                    ----------
                                                                         8,175
                                                                    ----------
    BROADCASTING & CABLE TV -- 0.4%
     Comcast Corp. - Class A* ....................          140          5,926
     Discovery Holding Co. Class A* ..............          610          9,815
     EchoStar Communications Corp.* ..............          100          3,803
     Hearst-Argyle Television, Inc. ..............           90          2,295
     Hughes Electronics Corp.* ...................           30            748
     The E.W. Scripps Co. ........................           50          2,497
     Xm Satellite Radio Holdings, Inc.* ..........           20            289
                                                                    ----------
                                                                        25,373
                                                                    ----------
    CASINOS & GAMING -- 0.1%
     Boyd Gaming Corp. ...........................           20            906
     International Game Technology ...............           90          4,158
     Las Vegas Sands Corp.* ......................           10            895
     Scientific Games Corp.* .....................           20            605
     Wynn Resorts Ltd. ...........................           10            938
                                                                    ----------
                                                                         7,502
                                                                    ----------
    CATALOG RETAIL -- 0.0%
     Coldwater Creek, Inc.* ......................           20            490
                                                                    ----------
    COMPUTER & ELECTRONICS RETAIL -- 0.1%
     Best Buy Co., Inc. ..........................          100          4,919
     Circuit City Stores, Inc. ...................           40            759
     GameStop Corp. - Class A* ...................           10            551
     Mettler-Toledo International, Inc.* .........           10            789
     RadioShack Corp. ............................           90          1,510
                                                                    ----------
                                                                         8,528
                                                                    ----------
    CONSUMER ELECTRONICS -- 0.0%
     Harman International Industries, Inc. .......           20          1,998
                                                                    ----------

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- FUNDAMENTALLY WEIGHTED FUNDS / LARGE COMPANY FUND
--------------------------------------------------------------------------------
   INVESTMENTS / DECEMBER 31, 2006 (UNAUDITED) -- CONTINUED
--------------------------------------------------------------------------------

                                                                      VALUE
                                                         SHARES      (NOTE 2)
                                                         -------    ----------
    DEPARTMENT STORES -- 0.3%
     Dillard's, Inc. - Class A ...................           20     $      700
     Federated Department Stores, Inc. ...........          100          3,813
     J.C. Penney Co., Inc. .......................           50          3,868
     Kohl's Corp.* ...............................           40          2,737
     Nordstrom, Inc. .............................           40          1,974
     Saks, Inc. ..................................          160          2,851
     Sears Holdings Corp.* .......................           10          1,679
                                                                    ----------
                                                                        17,622
                                                                    ----------
    DISTRIBUTORS -- 0.0%
     Genuine Parts Co. ...........................           50          2,372
                                                                    ----------
    EDUCATION SERVICES -- 0.0%
     Apollo Group, Inc. - Class A* ...............           40          1,559
     Career Education Corp.* .....................           40            991
                                                                    ----------
                                                                         2,550
                                                                    ----------
    FOOTWEAR -- 0.2%
     Nike, Inc. - Class B ........................           90          8,913
                                                                    ----------
    GENERAL MERCHANDISE STORES -- 0.2%
     Big Lots, Inc.* .............................           20            458
     Dollar General Corp. ........................          110          1,767
     Dollar Tree Stores, Inc.* ...................           20            602
     Family Dollar Stores, Inc. ..................           50          1,467
     Target Corp. ................................          110          6,275
                                                                    ----------
                                                                        10,569
                                                                    ----------
    HOME FURNISHINGS -- 0.1%
     Leggett & Platt, Inc. .......................           80          1,912
     Mohawk Industries, Inc.* ....................           30          2,246
                                                                    ----------
                                                                         4,158
                                                                    ----------
    HOME IMPROVEMENT RETAIL -- 0.7%
     Lowe's Cos., Inc. ...........................          220          6,853
     The Home Depot, Inc. ........................          770         30,923
     The Sherwin-Williams Co. ....................           70          4,451
                                                                    ----------
                                                                        42,227
                                                                    ----------
    HOMEBUILDING -- 0.4%
     Beazer Homes USA, Inc. ......................           20            940
     Centex Corp. ................................           40          2,251
     D.R. Horton, Inc. ...........................          110          2,914
     KB Home Co. .................................           40          2,051
     Lennar Corp. - Class A ......................           70          3,672


                                                                      VALUE
                                                         SHARES      (NOTE 2)
                                                         -------    ----------
    HOMEBUILDING -- (CONTINUED)
     M.D.C. Holdings, Inc. .......................           10     $      571
     NVR, Inc.* ..................................           10          6,450
     Pulte Corp. .................................           50          1,656
     Ryland Group, Inc. ..........................           20          1,092
     Standard Pacific Corp. ......................           30            804
     Toll Brothers, Inc.* ........................           40          1,289
                                                                    ----------
                                                                        23,690
                                                                    ----------
    HOMEFURNISHING RETAIL -- 0.1%
     Bed Bath & Beyond, Inc.* ....................           60          2,286
     Williams-Sonoma, Inc. .......................           20            629
                                                                    ----------
                                                                         2,915
                                                                    ----------
    HOTELS, RESORTS & CRUISE LINES -- 0.2%
     Carnival Corp. ..............................           10            491
     Choice Hotels International, Inc. ...........           20            842
     Hilton Hotels Corp. .........................           70          2,443
     Liberty Global, Inc.* .......................           50          1,457
     Marriott International, Inc. - Class A ......           60          2,863
     Starwood Hotels & Resorts Worldwide, Inc. ...           80          5,000
                                                                    ----------
                                                                        13,096
                                                                    ----------
    HOUSEHOLD APPLIANCES -- 0.2%
     Black & Decker Corp. ........................           40          3,199
     Snap-On, Inc. ...............................           20            953
     The Stanley Works ...........................           50          2,514
     Whirlpool Corp. .............................           30          2,491
                                                                    ----------
                                                                         9,157
                                                                    ----------
    HOUSEWARES & SPECIALTIES -- 0.1%
     Fortune Brands, Inc. ........................           40          3,415
     Jarden Corp.* ...............................           20            696
     Newell Rubbermaid, Inc. .....................          160          4,632
                                                                    ----------
                                                                         8,743
                                                                    ----------
    INTERNET RETAIL -- 0.2%
     Amazon.Com, Inc.* ...........................           40          1,578
     Expedia, Inc.* ..............................          150          3,147
     IAC/Interactive Corp.* ......................          140          5,203
     Nutri System, Inc* ..........................           10            634
                                                                    ----------
                                                                        10,562
                                                                    ----------

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- FUNDAMENTALLY WEIGHTED FUNDS / LARGE COMPANY FUND
--------------------------------------------------------------------------------
   INVESTMENTS / DECEMBER 31, 2006 (UNAUDITED) -- CONTINUED
--------------------------------------------------------------------------------

                                                                      VALUE
                                                         SHARES      (NOTE 2)
                                                         -------    ----------
    LEISURE FACILITIES -- 0.0%
     International Speedway Corp. - Class A ......           10     $      510
                                                                    ----------
    LEISURE PRODUCTS -- 0.1%
     Brunswick Corp. .............................           60          1,914
     Hasbro, Inc. ................................           70          1,908
     Mattel, Inc. ................................          140          3,172
     Pool Corp. ..................................           10            392
                                                                    ----------
                                                                         7,386
                                                                    ----------
    MOTORCYCLE MANUFACTURERS -- 0.1%
     Harley-Davidson, Inc. .......................          100          7,047
                                                                    ----------
    MOVIES & ENTERTAINMENT -- 0.9%
     DreamWorks Animation* .......................           30            885
     News Corp. - Class A ........................           50          1,074
     Regal Entertainment Group Class A ...........          450          9,594
     The Walt Disney Co. .........................          570         19,534
     Time Warner, Inc. ...........................        1,040         22,651
     Viacom, Inc., Class B* ......................           30          1,231
     Warner Music Group, Inc.* ...................           30            688
                                                                    ----------
                                                                        55,657
                                                                    ----------
    PHOTOGRAPHIC PRODUCTS -- 0.1%
     Eastman Kodak Co. ...........................          320          8,256
                                                                    ----------
    PUBLISHING -- 0.5%
     Dow Jones & Co., Inc. .......................           50          1,900
     Gannett Co., Inc. ...........................          150          9,069
     Getty Images, Inc.* .........................           20            856
     Meredith Corp. ..............................           20          1,127
     R.H. Donnelley Corp. ........................           30          1,882
     The McClatchy Co. ...........................           30          1,299
     The McGraw-Hill Cos., Inc. ..................          130          8,843
     The New York Times Co. ......................          110          2,680
     Tribune Co. .................................          180          5,540
                                                                    ----------
                                                                        33,196
                                                                    ----------
    RESTAURANTS -- 0.5%
     Brinker International, Inc. .................           30            905
     Darden Restaurants, Inc. ....................           30          1,205
     McDonald's Corp. ............................          390         17,289
     Panera Bread Co. - Class A* .................           10            559
     Starbucks Corp.* ............................           50          1,771
     The Cheesecake Factory, Inc.* ...............           10            246


                                                                      VALUE
                                                         SHARES      (NOTE 2)
                                                         -------    ----------
    RESTAURANTS -- (CONTINUED)
     Wendy's International, Inc. .................           40     $    1,323
     Yum! Brands, Inc. ...........................          110          6,468
                                                                    ----------
                                                                        29,766
                                                                    ----------
    SPECIALIZED CONSUMER SERVICES -- 0.1%
     H&R Block, Inc. .............................           60          1,382
     The ServiceMaster Co. .......................          230          3,015
     Weight Watchers International, Inc. .........           20          1,051
                                                                    ----------
                                                                         5,448
                                                                    ----------
    SPECIALTY STORES -- 0.2%
     Barnes & Noble, Inc. ........................           10            397
     Claire's Stores, Inc. .......................           30            994
     Dick's Sporting Goods, Inc* .................           10            490
     Office Depot, Inc.* .........................           60          2,290
     Officemax, Inc. .............................           30          1,489
     PetSmart ....................................           10            289
     Staples, Inc. ...............................          170          4,539
     Tiffany & Co. ...............................           20            785
     Tractor Supply Co.* .........................           10            447
                                                                    ----------
                                                                        11,720
                                                                    ----------
    TIRES & RUBBER -- 0.0%
     The Goodyear Tire & Rubber Co.* .............           40            840
                                                                    ----------
    TOTAL CONSUMER DISCRETIONARY ..............................        485,233
                                                                    ----------
  CONSUMER STAPLES -- 9.8%
    AGRICULTURAL PRODUCTS -- 0.1%
     Archer-Daniels Midland Co. ..................          190          6,072
     Corn Products International, Inc. ...........           20            691
                                                                    ----------
                                                                         6,763
                                                                    ----------
    BREWERS -- 0.3%
     Anheuser-Busch Companies, Inc. ..............          350         17,220
     Molson Coors Brewing Co. - Class B ..........           10            765
                                                                    ----------
                                                                        17,985
                                                                    ----------
    DISTILLERS & VINTNERS -- 0.0%
     Brown-Forman Corp. - Class B ................           20          1,325
     Constellation Brands, Inc.* .................           20            580
                                                                    ----------
                                                                         1,905
                                                                    ----------

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- FUNDAMENTALLY WEIGHTED FUNDS / LARGE COMPANY FUND
--------------------------------------------------------------------------------
   INVESTMENTS / DECEMBER 31, 2006 (UNAUDITED) -- CONTINUED
--------------------------------------------------------------------------------

                                                                      VALUE
                                                         SHARES      (NOTE 2)
                                                         -------    ----------
    DRUG RETAIL -- 0.2%
     CVS Corp. ...................................          130     $    4,018
     Walgreen Co. ................................          160          7,343
                                                                    ----------
                                                                        11,361
                                                                    ----------
    FOOD DISTRIBUTORS -- 0.1%
     Sysco Corp. .................................          220          8,087
                                                                    ----------
    FOOD RETAIL -- 0.2%
     Kroger Co. ..................................           90          2,076
     Safeway, Inc. ...............................          140          4,839
     SUPERVALU, INC ..............................          100          3,575
     Whole Foods Market, Inc. ....................           40          1,877
                                                                    ----------
                                                                        12,367
                                                                    ----------
    HOUSEHOLD PRODUCTS -- 1.9%
     Church and Dwight Co., Inc. .................           10            427
     Colgate-Palmolive Co. .......................          200         13,048
     Energizer Holdings, Inc.* ...................           30          2,130
     Kimberly-Clark Corp. ........................          280         19,026
     Procter & Gamble Co. ........................        1,220         78,409
     The Clorox Co. ..............................           80          5,132
                                                                    ----------
                                                                       118,172
                                                                    ----------
    HYPERMARKETS & SUPER CENTERS -- 1.1%
     BJ's Wholesale Club, Inc.* ..................           20            622
     Costco Wholesale Corp. ......................           70          3,701
     Wal-Mart Stores, Inc. .......................        1,450         66,961
                                                                    ----------
                                                                        71,284
                                                                    ----------
    PACKAGED FOODS & MEATS -- 1.9%
     Campbell Soup Co. ...........................          200          7,778
     ConAgra Foods, Inc. .........................          400         10,800
     Dean Foods Co.* .............................           30          1,268
     Del Monte Foods Co. .........................          210          2,316
     General Mills, Inc. .........................          180         10,368
     Hershey Foods Corp. .........................          100          4,980
     HJ Heinz Co. ................................          210          9,452
     Hormel Foods Corp. ..........................           90          3,361
     Kellogg Co. .................................          190          9,512
     Kraft Foods, Inc. ...........................          800         28,560
     McCormick & Co., Inc. .......................           50          1,928
     Sara Lee Corp. ..............................          770         13,113
     Smithfield Foods, Inc.* .....................           40          1,026
     The J.M. Smucker Co. ........................           20            969


                                                                      VALUE
                                                         SHARES      (NOTE 2)
                                                         -------    ----------
    PACKAGED FOODS & MEATS -- (CONTINUED)
     Tyson Foods, Inc. - Class A .................          140     $    2,303
     Wm. Wrigley Jr. Co. .........................          230         11,896
                                                                    ----------
                                                                       119,630
                                                                    ----------
    PERSONAL PRODUCTS -- 0.2%
     Alberto-Culver Co. ..........................           60          1,287
     Avon Products, Inc. .........................          190          6,277
     Estee Lauder Companies, Inc. - Class A ......           80          3,266
                                                                    ----------
                                                                        10,830
                                                                    ----------
    SOFT DRINKS -- 1.4%
     Coca-Cola Co. ...............................        1,050         50,662
     Coca-Cola Enterprises, Inc. .................          120          2,450
     Hansen Natural Corp.* .......................           10            337
     Pepsi Bottling Group, Inc. ..................           50          1,546
     PepsiCo, Inc. ...............................          480         30,024
                                                                    ----------
                                                                        85,019
                                                                    ----------
    TOBACCO -- 2.4%
     Altria Group, Inc. ..........................        1,510        129,588
     Loews Corp. - Carolina Group ................           90          5,825
     Reynolds American, Inc. .....................          100          6,547
     UST, Inc. ...................................           90          5,238
                                                                    ----------
                                                                       147,198
                                                                    ----------
    TOTAL CONSUMER STAPLES ....................................        610,601
                                                                    ----------
  ENERGY -- 8.3%
    COAL & CONSUMABLE FUELS -- 0.1%
     Arch Coal, Inc. .............................           40          1,201
     Consol Energy, Inc. .........................           40          1,285
     Foundation Coal Holdings, Inc. ..............           60          1,906
     Massey Energy Co. ...........................           20            465
     NRG Energy, Inc.* ...........................           10            560
     Peabody Energy Corp. ........................           30          1,212
                                                                    ----------
                                                                         6,629
                                                                    ----------
    INTEGRATED OIL & GAS -- 6.6%
     ChevronTexaco Corp. .........................        1,250         91,912
     ConocoPhillips ..............................          680         48,926
     Exxon Mobil Corp. ...........................        3,090        236,787
     Marathon Oil Corp. ..........................          160         14,800
     Murphy Oil Corp. ............................           50          2,543

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- FUNDAMENTALLY WEIGHTED FUNDS / LARGE COMPANY FUND
--------------------------------------------------------------------------------
   INVESTMENTS / DECEMBER 31, 2006 (UNAUDITED) -- CONTINUED
--------------------------------------------------------------------------------

                                                                      VALUE
                                                         SHARES      (NOTE 2)
                                                         -------    ----------
    INTEGRATED OIL & GAS -- (CONTINUED)
     Occidental Petroleum Corp. ..................          350     $   17,090
                                                                    ----------
                                                                       412,058
                                                                    ----------
    OIL & GAS DRILLING -- 0.1%
     Diamond Offshore Drilling, Inc. .............           20          1,599
     ENSCO International, Inc. ...................           30          1,502
     Helmerich & Payne, Inc. .....................           20            489
     Patterson-UTI Energy, Inc. ..................           40            929
     Pride International, Inc.* ..................           10            300
     Rowan Cos., Inc. ............................           10            332
     Todco - Class A* ............................           10            342
                                                                    ----------
                                                                         5,493
                                                                    ----------
    OIL & GAS EQUIPMENT & SERVICES -- 0.4%
     Baker Hughes, Inc. ..........................           80          5,973
     BJ Services Co. .............................           60          1,759
     Cameron International Corp.* ................           20          1,061
     FMC Technologies, Inc.* .....................           10            616
     Global Industries, Ltd.* ....................           10            130
     Grant Prideco, Inc.* ........................           20            795
     Halliburton Co. .............................          180          5,589
     National Oilwell, Inc.* .....................           20          1,224
     Oceaneering International, Inc.* ............           20            794
     Smith International, Inc. ...................           50          2,054
     Superior Energy Services, Inc.* .............           10            327
     TETRA Technologies, Inc.* ...................           10            256
     Tidewater, Inc. .............................           20            967
     Weatherford International, Inc.* ............           10            418
                                                                    ----------
                                                                        21,963
                                                                    ----------
    OIL & GAS EXPLORATION & PRODUCTION -- 0.7%
     Anadarko Petroleum Corp. ....................          120          5,222
     Apache Corp. ................................           80          5,321
     Cabot Oil & Gas Corp. .......................           10            606
     Cheniere Energy, Inc.* ......................           10            289
     Chesapeake Energy Corp. .....................          110          3,195
     Cimarex Energy Co. ..........................           20            730
     Denbury Resources, Inc.* ....................           30            834
     Devon Energy Corp. ..........................          110          7,379
     EOG Resources, Inc. .........................           40          2,498
     Forest Oil Corp.* ...........................           30            980
     Hess Corp. ..................................           90          4,461
     Newfield Exploration Co.* ...................           20            919
     Noble Energy, Inc. ..........................           40          1,963


                                                                      VALUE
                                                         SHARES      (NOTE 2)
                                                         -------    ----------
    OIL & GAS EXPLORATION & PRODUCTION -- (CONTINUED)
     Pioneer Natural Resources Co. ...............           20     $      794
     Plains Exploration & Production
      Co.* .......................................           20            951
     Pogo Producing Co. ..........................           30          1,453
     Quicksilver Resources, Inc.* ................           10            366
     Range Resources Corp. .......................           30            824
     Southwestern Energy Co.* ....................           10            351
     St. Mary Land & Exploration Co. .............           50          1,842
     W&T Offshore, Inc. ..........................           20            614
     XTO Energy, Inc. ............................          100          4,705
                                                                    ----------
                                                                        46,297
                                                                    ----------
    OIL & GAS REFINING & MARKETING -- 0.3%
     Frontier Oil Corp. ..........................           30            862
     Holly Corp. .................................           10            514
     Sunoco, Inc. ................................           60          3,742
     Tesoro Corp. ................................           30          1,973
     Valero Energy Corp. .........................          200         10,232
                                                                    ----------
                                                                        17,323
                                                                    ----------
    OIL & GAS STORAGE & TRANSPORTATION -- 0.1%
     El Paso Corp. ...............................          210          3,209
     Overseas Shipholding Group, Inc. ............           20          1,126
     The Williams Cos., Inc. .....................          140          3,657
                                                                    ----------
                                                                         7,992
                                                                    ----------
    TOTAL ENERGY ..............................................        517,755
                                                                    ----------
  FINANCIALS -- 27.6%
    ASSET MANAGEMENT & CUSTODY BANKS -- 0.6%
     Affiliated Managers Group, Inc.* ............           20          2,103
     Allied Capital Corp. ........................          170          5,556
     American Capital Strategies, Ltd. ...........           70          3,238
     BlackRock, Inc. .............................           20          3,038
     Eaton Vance Corp. ...........................           30            990
     Federated Investors, Inc. ...................           40          1,351
     Franklin Resources, Inc. ....................           60          6,610
     Investors Financial Services Corp. ..........           10            427
     Janus Capital Group, Inc. ...................           90          1,943
     Legg Mason, Inc. ............................           30          2,852
     Northern Trust Corp. ........................           50          3,034
     SEI Investments Co. .........................           30          1,787
     State Street Corp. ..........................           60          4,046
     T.Rowe Price Group, Inc. ....................           60          2,626
                                                                    ----------
                                                                        39,601
                                                                    ----------

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- FUNDAMENTALLY WEIGHTED FUNDS / LARGE COMPANY FUND
--------------------------------------------------------------------------------
   INVESTMENTS / DECEMBER 31, 2006 (UNAUDITED) -- CONTINUED
--------------------------------------------------------------------------------

                                                                      VALUE
                                                         SHARES      (NOTE 2)
                                                         -------    ----------
    CAPITAL MARKETS -- 0.0%
     Nuveen Investments - Class A ................           30     $    1,556
                                                                    ----------
    CONSUMER FINANCE -- 0.9%
     American Express Co. ........................          490         29,728
     AmeriCredit Corp.* ..........................          170          4,279
     Capital One Financial Corp. .................          170         13,060
     Nelnet, Inc.* ...............................           20            547
     SLM Corp. ...................................          100          4,877
     The First Marblehead Corp. ..................           20          1,093
     The Student Loan Corp. ......................           10          2,073
                                                                    ----------
                                                                        55,657
                                                                    ----------
    DIVERSIFIED BANKS -- 4.3%
     Bank of America Corp. .......................        1,930        103,043
     CapitalSource, Inc. .........................           10            273
     Comerica, Inc. ..............................           50          2,934
     U.S. Bancorp ................................          840         30,400
     Wachovia Corp. ..............................          890         50,685
     Wells Fargo & Co. ...........................        2,250         80,010
                                                                    ----------
                                                                       267,345
                                                                    ----------
    DIVERSIFIED CAPITAL MARKETS -- 4.9%
     Citigroup, Inc. .............................        4,440        247,308
     J.P. Morgan Chase & Co. .....................        1,230         59,409
                                                                    ----------
                                                                       306,717
                                                                    ----------
    INSURANCE BROKERS -- 0.4%
     Aon Corp. ...................................          210          7,421
     Arthur J. Gallagher & Co. ...................           80          2,364
     Brown & Brown, Inc. .........................           30            846
     Marsh & McLennan Cos., Inc. .................          410         12,571
                                                                    ----------
                                                                        23,202
                                                                    ----------
    INVESTMENT BANKING & BROKERAGE -- 1.4%
     A.G. Edwards, Inc. ..........................           60          3,797
     Charles Schwab Corp. ........................          270          5,222
     E*TRADE Group, Inc.* ........................          210          4,708
     Goldman Sachs Group, Inc. ...................           80         15,948
     Investment Technology Group, Inc.* ..........           20            858
     Jefferies Group, Inc. .......................           30            805
     Lehman Brothers Holdings, Inc. ..............          100          7,812
     Merrill Lynch & Co., Inc. ...................          210         19,551
     Morgan Stanley ..............................          310         25,243


                                                                      VALUE
                                                         SHARES      (NOTE 2)
                                                         -------    ----------
    INVESTMENT BANKING & BROKERAGE -- (CONTINUED)
     Raymond James Financial, Inc. ...............           30     $      909
     The Bear Stearns Companies, Inc. ............           30          4,884
                                                                    ----------
                                                                        89,737
                                                                    ----------
    LIFE & HEALTH INSURANCE -- 2.1%
     AFLAC, Inc. .................................          370         17,020
     Conseco, Inc.* ..............................          240          4,795
     Lincoln National Corp. ......................          140          9,296
     MetLife, Inc. ...............................          580         34,226
     Nationwide Financial Services, Inc. .........          170          9,214
     Principal Financial Group, Inc. .............          270         15,849
     Protective Life Corp. .......................           70          3,325
     Prudential Financial, Inc. ..................          270         23,182
     StanCorp Financial Group, Inc. ..............           40          1,802
     Torchmark Corp. .............................           60          3,826
     UnumProvident Corp. .........................          320          6,649
                                                                    ----------
                                                                       129,184
                                                                    ----------
    MULTI-LINE INSURANCE -- 2.5%
     American Financial Group, Inc. ..............          160          5,745
     American International Group, Inc. ..........        1,480        106,057
     American National Insurance Co. .............           10          1,141
     Assurant, Inc. ..............................           40          2,210
     Genworth Financial, Inc. ....................          320         10,947
     Hanover Insurance Group, Inc. ...............           30          1,464
     Hartford Financial Services Group, Inc. .....           70          6,532
     HCC Insurance Holdings, Inc. ................           70          2,246
     Loews Corp. .................................          310         12,856
     Unitrin, Inc. ...............................           70          3,508
                                                                    ----------
                                                                       152,706
                                                                    ----------
    MULTI-SECTOR HOLDINGS -- 0.0%
     Leucadia National Corp. .....................           50          1,410
                                                                    ----------
    PROPERTY & CASUALTY INSURANCE -- 2.2%
     Ambac Financial Group, Inc. .................           60          5,344
     Berkley W.R. Corp. ..........................          160          5,522
     Chubb Corp. .................................          290         15,365
     Cincinnati Financial Corp. ..................          100          4,531
     CNA Financial Corp.* ........................          170          6,854
     Erie Indemnity Co. ..........................           50          2,899

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- FUNDAMENTALLY WEIGHTED FUNDS / LARGE COMPANY FUND
--------------------------------------------------------------------------------
   INVESTMENTS / DECEMBER 31, 2006 (UNAUDITED) -- CONTINUED

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                                      VALUE
                                                         SHARES      (NOTE 2)
                                                         -------    ----------
    PROPERTY & CASUALTY INSURANCE -- (CONTINUED)
     Fidelity National Financial, Inc.* ..........          460     $   10,985
     First American Corp. ........................           70          2,848
     MBIA, Inc. ..................................          100          7,306
     Mercury General Corp. .......................           50          2,637
     Old Republic International Corp. ............          230          5,354
     Philadelphia Consolidated Holding Corp.* ....           50          2,228
     The Allstate Corp. ..........................          470         30,602
     The Progressive Corp. .......................          420         10,172
     The St. Paul Cos., Inc. .....................          430         23,087
     XL Capital, Ltd. - Class A ..................           10            720
                                                                    ----------
                                                                       136,454
                                                                    ----------
    REAL ESTATE INVESTMENT TRUSTS -- 2.8%
     AMB Property Corp. ..........................           50          2,930
     Annaly Mortgage Management, Inc. ............          290          4,034
     Apartment Investment & Management Co. -
       Class A ...................................          110          6,162
     Archstone-Smith Trust .......................          140          8,149
     Avalon Bay Communities, Inc. ................           30          3,901
     Boston Properties, Inc. .....................           60          6,713
     Brandywine Realty Trust .....................           60          1,995
     BRE Properties, Inc. - Class A ..............           30          1,951
     Camden Property Trust .......................           10            739
     CBL & Associates, Inc. ......................           50          2,168
     Colonial Properties Trust ...................           20            938
     Developers Diversified Realty Corp. .........           60          3,777
     Duke Realty Corp. ...........................          140          5,726
     Equity Residential ..........................          160          8,120
     Essex Property Trust, Inc. ..................           10          1,293
     Federal Realty Investment Trust .............           20          1,700
     General Growth Properties, Inc. .............          120          6,268
     Health Care Property Investors, Inc. ........          120          4,418
     Health Care, Inc. ...........................           60          2,581
     Hospitality Properties Trust ................           70          3,327
     Host Marriott Corp. .........................          100          2,455
     HRPT Properties Trust .......................          250          3,087
     iStar Financial, Inc. .......................          110          5,260
     Kilroy Realty Corp. .........................           20          1,560
     Kimco Realty Corp. ..........................          100          4,495
     Liberty Property Trust ......................           70          3,440


                                                                      VALUE
                                                         SHARES      (NOTE 2)
                                                         -------    ----------
    REAL ESTATE INVESTMENT TRUSTS -- (CONTINUED)
     Mack-Cali Realty Corp. ......................           30     $    1,530
     New Century Financial Corp. .................           70          2,211
     New Plan Excel Realty Trust .................          130          3,572
     Plum Creek Timber Co., Inc. .................          190          7,571
     ProLogis ....................................           90          5,469
     Public Storage, Inc. ........................           90          8,775
     Rayonier, Inc. ..............................           40          1,642
     Regency Centers Corp. .......................           30          2,345
     Simon Property Group, Inc. ..................          110         11,142
     SL Green Realty .............................           20          2,656
     Taubman Centers, Inc. .......................           30          1,526
     The Macerich Co. ............................           30          2,597
     Thornburg Mortgage Asset Corp. ..............          190          4,775
     United Dominion Realty Trust, Inc. ..........           80          2,543
     Vencor, Inc. ................................           50          2,116
     Vornado Realty Trust ........................          120         14,580
     Weingarten Realty, Inc. .....................           50          2,306
                                                                    ----------
                                                                       174,543
                                                                    ----------
    REAL ESTATE MANAGEMENT & DEVELOPMENT -- 0.1%
     CB Richard Ellis Group, Inc.* ...............           30            996
     Forest City Enterprises, Inc.* ..............           10            584
     Jones Lang LaSalle, Inc. ....................           10            922
     The St. Joe Co. .............................           20          1,071
                                                                    ----------
                                                                         3,573
                                                                    ----------
    REGIONAL BANKS -- 1.5%
     Associated Banc-Corp. .......................           30          1,046
     BancorpSouth, Inc. ..........................           40          1,073
     BB&T Corp. ..................................          250         10,982
     City National Corp. .........................           10            712
     Commerce Bancorp, Inc. ......................           40          1,411
     Compass Bancshares, Inc. ....................           40          2,386
     Fifth Third Bancorp .........................          210          8,595
     First Horizon National Corp. ................           80          3,342
     Fulton Financial Corp. ......................           10            167
     Huntington Bancshares, Inc. .................           80          1,900
     KeyCorp .....................................          200          7,606
     M&T Bank Corp. ..............................           20          2,443
     Marshall & Ilsley Corp. .....................           60          2,887
     National City Corp. .........................          230          8,409
     PNC Financial Services Group ................           90          6,664
     Popular, Inc. ...............................          110          1,975


    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- FUNDAMENTALLY WEIGHTED FUNDS / LARGE COMPANY FUND
--------------------------------------------------------------------------------
   INVESTMENTS / DECEMBER 31, 2006 (UNAUDITED) -- CONTINUED
--------------------------------------------------------------------------------

                                                                      VALUE
                                                         SHARES      (NOTE 2)
                                                         -------    ----------
    REGIONAL BANKS -- (CONTINUED)
     Regions Financial Corp. .....................          190     $    7,106
     Sky Financial Group, Inc. ...................           50          1,427
     SunTrust Banks, Inc. ........................          130         10,978
     Synovus Financial Corp. .....................          100          3,083
     TCF Financial Corp. .........................           30            823
     The Colonial BancGroup, Inc. ................           20            515
     The South Financial Group, Inc. .............           30            798
     UnionBanCal Corp. ...........................           70          4,287
     Valley National Bancorp .....................           50          1,326
     Whitney Holdings Corp. ......................           30            979
     Zions Bancorp ...............................           10            824
                                                                    ----------
                                                                        93,744
                                                                    ----------
    REINSURANCE -- 0.1%
     Reinsurance Group of America, Inc. ..........           40          2,228
     TransAtlantic Holdings, Inc. ................           50          3,105
                                                                    ----------
                                                                         5,333
                                                                    ----------
    SPECIALIZED FINANCE -- 0.2%
     CIT Group, Inc. .............................           20          1,115
     Moody's Corp. ...............................           50          3,453
     Nasdaq Stock Market, Inc.* ..................           20            616
     The Chicago Mercantile Exchange .............           10          5,098
                                                                    ----------
                                                                        10,282
                                                                    ----------
    THRIFTS & MORTGAGE FINANCE -- 3.6%
     Astoria Financial Corp. .....................           40          1,206
     Capitol Federal Financial ...................           50          1,921
     Countrywide Financial Corp. .................          170          7,217
     Fannie Mae ..................................        1,100         65,329
     Freddie Mac .................................        1,230         83,517
     Hudson City Bancorp, Inc. ...................          190          2,637
     Indymac Mortgage Holdings, Inc. .............           30          1,355
     MGIC Investment Corp. .......................           60          3,752
     New York Community Bancorp, Inc. ............          180          2,898
     People's Bank ...............................           40          1,785
     Radian Group, Inc. ..........................           50          2,696
     Sovereign Bancorp, Inc. .....................           80          2,031
     The PMI Group, Inc. .........................           90          4,245
     Washington Federal, Inc. ....................           30            706


                                                                      VALUE
                                                         SHARES      (NOTE 2)
                                                         -------    ----------
    THRIFTS & MORTGAGE FINANCE -- (CONTINUED)
     Washington Mutual, Inc. .....................          990     $   45,035
                                                                    ----------
                                                                       226,330
                                                                    ----------
    TOTAL FINANCIALS ..........................................      1,717,374
                                                                    ----------
  HEALTH CARE -- 10.6%
    BIOTECHNOLOGY -- 0.5%
     Amgen, Inc.* ................................          180         12,296
     Applera Corporation - Applied Biosystems
       Group .....................................           60          2,202
     Biogen Idec, Inc.* ..........................           20            984
     Celgene Corp.* ..............................           10            575
     Cephalon, Inc.* .............................           20          1,408
     Charles River Laboratories
      International, Inc.* .......................           20            865
     Genentech, Inc.* ............................           50          4,057
     Genzyme Corp.* ..............................           30          1,847
     Gilead Sciences, Inc.* ......................           20          1,299
     Invitrogen Corp.* ...........................           20          1,132
     MedImmune, Inc.* ............................           20            647
     Millennium Pharmaceuticals, Inc.* ...........           30            327
     PDL BioPharma, Inc.* ........................           10            201
     Vertex Pharmaceuticals, Inc.* ...............           10            374
                                                                    ----------
                                                                        28,214
                                                                    ----------
    DRUG RETAIL -- 0.0%
     Rite Aid Corp.* .............................          230          1,251
                                                                    ----------
    HEALTH CARE DISTRIBUTORS -- 0.3%
     AmerisourceBergen Corp. .....................           80          3,597
     Cardinal Health, Inc. .......................          110          7,087
     Henry Schein, Inc.* .........................           10            490
     McKesson Corp. ..............................          110          5,577
     Patterson Companies., Inc.* .................           60          2,131
                                                                    ----------
                                                                        18,882
                                                                    ----------
    HEALTH CARE EQUIPMENT -- 1.0%
     Baxter International, Inc. ..................          190          8,814
     Beckman Coulter, Inc. .......................           20          1,196
     Becton, Dickinson and Co. ...................           60          4,209
     Biomet, Inc. ................................           50          2,064
     Boston Scientific Corp.* ....................          240          4,123
     C.R. Bard, Inc. .............................           20          1,659
     Edwards Lifesciences Corp.* .................           90          4,234

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- FUNDAMENTALLY WEIGHTED FUNDS / LARGE COMPANY FUND
--------------------------------------------------------------------------------
   INVESTMENTS / DECEMBER 31, 2006 (UNAUDITED) -- CONTINUED
--------------------------------------------------------------------------------

                                                                      VALUE
                                                         SHARES      (NOTE 2)
                                                         -------    ----------
    HEALTH CARE EQUIPMENT -- (CONTINUED)
     Hillenbrand Industries, Inc. ................           20     $    1,139
     Hospira, Inc.* ..............................           10            336
     Intuitive Surgical, Inc.* ...................           10            959
     Medtronic, Inc. .............................          310         16,588
     PerkinElmer, Inc. ...........................           10            222
     Respironics, Inc.* ..........................           20            755
     St. Jude Medical, Inc.* .....................           70          2,559
     Stryker Corp. ...............................           50          2,755
     Thermo Electron Corp.* ......................           40          1,812
     Varian Medical Systems, Inc.* ...............           10            476
     Waters Corp.* ...............................           20            979
     Zimmer Holdings, Inc.* ......................           80          6,270
                                                                    ----------
                                                                        61,149
                                                                    ----------
    HEALTH CARE FACILITIES -- 0.1%
     Health Management Associates, Inc. ..........          140          2,955
     Lifepoint Hospitals, Inc.* ..................           10            337
     Manor Care, Inc. ............................           20            938
     Service Corp. International .................           90            923
     Tenet Healthcare Corp.* .....................           50            349
     Universal Health Services, Inc. - Class B ...           10            554
     VCA Antech, Inc.* ...........................           10            322
                                                                    ----------
                                                                         6,378
                                                                    ----------
    HEALTH CARE SERVICES -- 0.3%
     Cerner Corp.* ...............................           20            910
     DaVita, Inc.* ...............................           10            569
     Express Scripts, Inc. - Class A* ............           30          2,148
     IMS Health, Inc. ............................           60          1,649
     Laboratory Corp. of America Holdings* .......           30          2,204
     Lincare Holdings, Inc.* .....................           30          1,195
     Medco Health Solutions, Inc.* ...............          100          5,344
     Omnicare, Inc. ..............................           30          1,159
     Pediatrix Medical Group, Inc.* ..............           30          1,467
     Pharmaceutical Product Development, Inc. ....           10            322
     Quest Diagnostic, Inc. ......................           50          2,650
                                                                    ----------
                                                                        19,617
                                                                    ----------


                                                                      VALUE
                                                         SHARES      (NOTE 2)
                                                         -------    ----------
    HEALTH CARE SUPPLIES -- 0.1%
     Bausch & Lomb, Inc. .........................           30     $    1,562
     Dentsply International, Inc. ................           60          1,791
     The Cooper Companies, Inc. ..................           10            445
                                                                    ----------
                                                                         3,798
                                                                    ----------
    HEALTH CARE TECHNOLOGY -- 0.0%
     Emdeon Corp.* ...............................           50            620
                                                                    ----------
    MANAGED HEALTH CARE -- 0.8%
     Aetna, Inc. .................................          120          5,182
     CIGNA Corp. .................................           80         10,525
     Coventry Health Care, Inc.* .................           40          2,002
     Health Net, Inc.* ...........................           40          1,946
     Humana, Inc.* ...............................           40          2,212
     Sierra Health Services, Inc.* ...............           20            721
     UnitedHealth Group, Inc. ....................          390         20,955
     Wellcare Health Plans, Inc.* ................           10            689
     WellPoint, Inc* .............................          110          8,656
                                                                    ----------
                                                                        52,888
                                                                    ----------

    PHARMACEUTICALS -- 7.5%
     Abbott Laboratories .........................          720         35,071
     Abraxis Bioscience, Inc.* ...................           30            820
     Allergan, Inc. ..............................           30          3,592
     Barr Pharmaceuticals, Inc.* .................           30          1,504
     Bristol-Myers Squibb Co. ....................        1,450         38,164
     Eli Lilly & Co. .............................          470         24,487
     Endo Pharmaceuticals Holdings, Inc.* ........           20            552
     Forest Laboratories, Inc.* ..................           80          4,048
     Johnson & Johnson ...........................        1,340         88,467
     King Pharmaceuticals, Inc.* .................          110          1,751
     Merck & Co., Inc. ...........................        1,750         76,300
     Mylan Laboratories, Inc. ....................           80          1,597
     Pfizer, Inc. ................................        3,730         96,607
     Schering-Plough Corp. .......................          490         11,583
     Sepracor, Inc.* .............................           10            616
     Watson Pharmaceuticals, Inc.* ...............           50          1,301
     Wyeth .......................................        1,590         80,963
                                                                    ----------
                                                                       467,423
                                                                    ----------
    TOTAL HEALTH CARE .........................................        660,220
                                                                    ----------

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- FUNDAMENTALLY WEIGHTED FUNDS / LARGE COMPANY FUND
--------------------------------------------------------------------------------
   INVESTMENTS / DECEMBER 31, 2006 (UNAUDITED) -- CONTINUED
--------------------------------------------------------------------------------

                                                                      VALUE
                                                         SHARES      (NOTE 2)
                                                         -------    ----------
  INDUSTRIALS -- 9.4%
    AEROSPACE & DEFENSE -- 1.9%
     Alliant Techsystems, Inc.* ..................           10     $      782
     Armre Holdings, Inc.* .......................           20          1,097
     DRS Technologies, Inc. ......................           10            527
     General Dynamics Corp. ......................          130          9,665
     Goodrich Corp. ..............................           60          2,733
     Honeywell International, Inc. ...............          360         16,286
     L-3 Communications Holdings, Inc. ...........           40          3,271
     Lockheed Martin Corp. .......................          150         13,810
     Northrop Grumman Corp. ......................          110          7,447
     Precision Castparts Corp. ...................           20          1,566
     Raytheon Co. ................................          170          8,976
     Rockwell Collins, Inc. ......................           40          2,532
     The Boeing Co. ..............................          330         29,317
     United Technologies Corp. ...................          330         20,632
                                                                    ----------
                                                                       118,641
                                                                    ----------
    AIR FREIGHT & LOGISTICS -- 0.6%
     C.H. Robinson Worldwide, Inc. ...............           40          1,636
     Expeditors International ....................           30          1,215
     FedEx Corp. .................................           30          3,259
     Ryder Systems, Inc. .........................           20          1,021
     United Parcel Service, Inc. - Class B .......          420         31,491
                                                                    ----------
                                                                        38,622
                                                                    ----------
    AIRLINES -- 0.1%
     AMR Corp.* ..................................           90          2,721
     Continental Airlines, Inc. - Class B* .......           20            825
     Southwest Airlines Co. ......................          250          3,830
                                                                    ----------
                                                                         7,376
                                                                    ----------
    BUILDING PRODUCTS -- 0.2%
     American Standard Companies, Inc. ...........           60          2,751
     Lennox International, Inc. ..................           40          1,224
     Masco Corp. .................................          280          8,364
     USG Corp.* ..................................           20          1,096
                                                                    ----------
                                                                        13,435
                                                                    ----------


                                                                      VALUE
                                                         SHARES      (NOTE 2)
                                                         -------    ----------
    COMMERCIAL PRINTING -- 0.1%
     R.R. Donnelley & Sons Co. ...................          100     $    3,554
                                                                    ----------
    CONSTRUCTION & ENGINEERING -- 0.1%
     Fluor Corp. .................................           10            817
     Jacobs Engineering Group, Inc.* .............           10            815
     Quanta Services, Inc.* ......................           60          1,180
     The Shaw Group, Inc.* .......................           10            335
                                                                    ----------
                                                                         3,147
                                                                    ----------
    CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS -- 0.5%
     AGCO Corp.* .................................           40          1,238
     Caterpillar, Inc. ...........................          160          9,813
     Cummins, Inc. ...............................           20          2,364
     Deere & Co. .................................           80          7,605
     Joy Global, Inc. ............................           20            967
     Oshkosh Truck Corp. .........................           20            968
     PACCAR, Inc. ................................          100          6,490
     Terex Corp.* ................................           30          1,937
     The Manitowoc Co., Inc. .....................           20          1,189
     The Toro Co. ................................           10            466
     Trinity Industries, Inc. ....................           20            704
                                                                    ----------
                                                                        33,741
                                                                    ----------
    DIVERSIFIED COMMERCIAL & PROFESSIONAL SERVICES -- 0.2%
     Adesa, Inc. .................................           60          1,665
     ChoicePoint, Inc.* ..........................           30          1,181
     Cintas Corp. ................................           50          1,985
     Copart, Inc.* ...............................           40          1,200
     Corrections Corp. of America* ...............           20            905
     Equifax, Inc. ...............................           30          1,218
     The Corporate Executive Board Co. ...........           10            877
     The Dun & Bradstreet Corp.*                             20          1,656
                                                                    ----------
                                                                        10,687
                                                                    ----------
    ELECTRICAL COMPONENTS & EQUIPMENT -- 0.3%
     AMETEK, Inc. ................................           30            955
     Cooper Industries, Ltd. - Class A ...........           10            904
     Emerson Electric Co. ........................          350         15,431
     Rockwell Automation, Inc. ...................           50          3,054
     Roper Industries, Inc. ......................           20          1,005
     Thomas & Betts Corp.* .......................           20            946
                                                                    ----------
                                                                        22,295
                                                                    ----------

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- FUNDAMENTALLY WEIGHTED FUNDS / LARGE COMPANY FUND
--------------------------------------------------------------------------------
   INVESTMENTS / DECEMBER 31, 2006 (UNAUDITED) -- CONTINUED
--------------------------------------------------------------------------------

                                                                      VALUE
                                                         SHARES      (NOTE 2)
                                                         -------    ----------
    ENVIRONMENTAL & FACILITIES SERVICES -- 0.2%
     Allied Waste Industries, Inc.* ..............          130     $    1,598
     Covanta Holding Corp* .......................           30            661
     Republic Services, Inc. .....................           20            813
     Waste Management, Inc. ......................          230          8,457
                                                                    ----------
                                                                        11,529
                                                                    ----------
    HUMAN RESOURCE & EMPLOYMENT SERVICES -- 0.1%
     Manpower, Inc. ..............................           30          2,248
     Monster Worldwide, Inc.* ....................           30          1,399
     Robert Half International, Inc. .............           40          1,485
                                                                    ----------
                                                                         5,132
                                                                    ----------
    INDUSTRIAL CONGLOMERATES -- 3.6%
     3M Co. ......................................          360         28,055
     General Electric Co. ........................        5,030        187,166
     Teleflex, Inc. ..............................           30          1,937
     Textron, Inc. ...............................           60          5,626
     Walter Industries, Inc. .....................           30            812
                                                                    ----------
                                                                       223,596
                                                                    ----------
    INDUSTRIAL MACHINERY -- 0.7%
     Crane Co. ...................................           20            733
     Danaher Corp. ...............................          110          7,969
     Donaldson Co., Inc. .........................           10            347
     Dover Corp. .................................           90          4,412
     Eaton Corp. .................................           70          5,260
     Flowserve Corp.* ............................           20          1,009
     Gardner Denver, Inc.* .......................           20            746
     Graco, Inc. .................................           20            792
     Harsco Corp. ................................           10            761
     IDEX Corp. ..................................           10            474
     Illinois Tool Works, Inc. ...................          210          9,700
     ITT Industries, Inc. ........................           60          3,409
     Lincoln Electric Holdings, Inc. .............           20          1,208
     Pall Corp. ..................................           30          1,037
     Parker Hannifin Corp. .......................           40          3,075
     Pentair, Inc. ...............................           60          1,884
     SPX Corp. ...................................           30          1,835
     The Timken Co. ..............................           20            584
                                                                    ----------
                                                                        45,235
                                                                    ----------
    MARINE -- 0.0%
     Alexander & Baldwin, Inc. ...................           20            887
     Kirby Corp.* ................................           20            682
                                                                    ----------
                                                                         1,569
                                                                    ----------


                                                                      VALUE
                                                         SHARES      (NOTE 2)
                                                         -------    ----------
    OFFICE SERVICES & SUPPLIES -- 0.2%
     Avery Dennison Corp. ........................           60     $    4,076
     HNI Corp. ...................................           30          1,332
     Pitney Bowes, Inc. ..........................          130          6,005
     Steelcase, Inc. .............................           50            908
                                                                    ----------
                                                                        12,321
                                                                    ----------
    RAILROADS -- 0.4%
     Burlington Northern Santa Fe
      Corp. ......................................          100          7,381
     CSX Corp. ...................................           80          2,754
     Kansas City Southern Industries,
      Inc.* ......................................           30            869
     Norfolk Southern Corp. ......................          120          6,035
     Union Pacific Corp. .........................           70          6,442
                                                                    ----------
                                                                        23,481
                                                                    ----------
    TRADING COMPANIES & DISTRIBUTORS -- 0.1%
     Fastenal Co. ................................           20            718
     GATX Corp. ..................................           30          1,300
     MSC Industrial Direct Co., Inc. -
      Class A ....................................           20            783
     United Rentals, Inc.* .......................           10            254
     W.W. Grainger, Inc. .........................           40          2,798
     Wesco International, Inc.* ..................           10            588
                                                                    ----------
                                                                         6,441
                                                                    ----------
    TRUCKING -- 0.1%
     Avis Budget Group, Inc. .....................          250          5,422
     Laidlaw International, Inc. .................           50          1,522
                                                                    ----------
                                                                         6,944
                                                                    ----------
     TOTAL INDUSTRIALS ........................................        587,746
                                                                    ----------
  INFORMATION TECHNOLOGY -- 10.8%
    APPLICATION SOFTWARE -- 0.4%
     ADC Telecommunications, Inc.* ...............           30            436
     Adobe Systems, Inc.* ........................           90          3,701
     Autodesk, Inc.* .............................           60          2,428
     BEA Systems Inc.* ...........................          100          1,258
     Cadence Design Systems, Inc.* ...............          160          2,866
     Citrix Systems, Inc.* .......................           50          1,352
     Compuware Corp.* ............................          150          1,249
     FactSet Research Systems, Inc. ..............           20          1,130
     Fair Isaac & Co., Inc. ......................           30          1,220
     Intuit, Inc.* ...............................          100          3,051
     NAVTEQ* .....................................           20            699

        The accompanying notes are an integ of the financial statements.

WILMINGTON FUNDS -- FUNDAMENTALLY WEIGHTED FUNDS / LARGE COMPANY FUND
--------------------------------------------------------------------------------
   INVESTMENTS / DECEMBER 31, 2006 (UNAUDITED) -- CONTINUED
--------------------------------------------------------------------------------

                                                                      VALUE
                                                         SHARES      (NOTE 2)
                                                         -------    ----------
    APPLICATION SOFTWARE -- (CONTINUED)
     Parametric Technology Corp.* ................           20     $      360
     Salesforce.com, Inc.* .......................           20            729
     Synopsys, Inc.* .............................           50          1,336
                                                                    ----------
                                                                        21,815
                                                                    ----------
    COMMUNICATIONS EQUIPMENT -- 1.1%
     Avaya, Inc.* ................................           90          1,258
     Ciena Corp.* ................................           10            277
     Cisco Systems, Inc.* ........................        1,320         36,076
     Comverse Technology, Inc.* ..................           30            633
     Corning, Inc.* ..............................           30            561
     F5 Networks, Inc.* ..........................           10            742
     Harris Corp. ................................           30          1,376
     Juniper Networks, Inc.* .....................           80          1,515
     Motorola, Inc. ..............................          500         10,280
     QUALCOMM, Inc. ..............................          340         12,849
     Tellabs, Inc.* ..............................          110          1,129
                                                                    ----------
                                                                        66,696
                                                                    ----------
    COMPUTER HARDWARE -- 2.3%
     Apple Computer, Inc.* .......................           60          5,090
     Dell, Inc.* .................................          850         21,327
     Diebold, Inc. ...............................           50          2,330
     Hewlett-Packard Co. .........................          740         30,481
     International Business Machines Corp. .......          770         74,805
     NCR Corp.* ..................................           50          2,138
     Sun Microsystems, Inc.* .....................          900          4,878
                                                                    ----------
                                                                       141,049
                                                                    ----------
    COMPUTER STORAGE & PERIPHERALS -- 0.3%
     EMC Corp.* ..................................          500          6,600
     Lexmark International Group, Inc. - Class A*            60          4,392
     Network Appliance, Inc.* ....................           40          1,571
     QLogic Corp.* ...............................           70          1,535
     Sandisk Corp.* ..............................           40          1,721
     Western Digital Corp.* ......................           70          1,432
                                                                    ----------
                                                                        17,251
                                                                    ----------
    DATA PROCESSING & OUTSOURCED SERVICES -- 1.0%
     Affiliated Computer Services, Inc.* .........           50          2,442
     Alliance Data Systems Corp.* ................           30          1,874
     Automatic Data Processing, Inc. .............          170          8,373


                                                                      VALUE
                                                         SHARES      (NOTE 2)
                                                         -------    ----------
    DATA PROCESSING & OUTSOURCED SERVICES -- (CONTINUED)
     Ceridian Corp.* .............................           30     $      839
     CheckFree Corp.* ............................           20            803
     Computer Sciences Corp.* ....................           90          4,803
     Convergys Corp.* ............................           60          1,427
     Electronic Data Systems Corp. ...............          390         10,744
     Fidelity National Information Services, Inc.           210          8,419
     First Data Corp. ............................          460         11,739
     Fiserv, Inc.* ...............................           50          2,621
     Global Payments, Inc. .......................           10            463
     Hewitt Associates, Inc.* ....................           50          1,288
     Iron Mountain, Inc.* ........................           10            413
     MoneyGram International, Inc. ...............           60          1,882
     Paychex, Inc. ...............................          120          4,745
                                                                    ----------
                                                                        62,875
                                                                    ----------
    ELECTRONIC EQUIPMENT MANUFACTURERS -- 0.1%
     Amphenol Corp. - Class A ....................           20          1,242
     AVX Corp. ...................................           50            739
     Dolby Laboratories, Inc.* ...................           20            620
     National Instruments Corp. ..................           20            545
     Tektronix, Inc. .............................           30            875
     Vishay Intertechnology, Inc.* ...............           70            948
                                                                    ----------
                                                                         4,969
                                                                    ----------
    ELECTRONIC MANUFACTURING SERVICES -- 0.1%
     Jabil Circuit, Inc. .........................           50          1,228
     Molex, Inc. .................................           40          1,265
     Trimble Navigation, Ltd.* ...................           30          1,522
                                                                    ----------
                                                                         4,015
                                                                    ----------
    HOME ENTERTAINMENT SOFTWARE -- 0.1%
     Activision, Inc.* ...........................           60          1,034
     Electronic Arts, Inc.* ......................           50          2,518
                                                                    ----------
                                                                         3,552
                                                                    ----------
    INTERNET SOFTWARE & SERVICES -- 0.3%
     Akamai Technologies, Inc.* ..................           20          1,063
     eBay, Inc.* .................................          170          5,112
     Google, Inc.- Class A* ......................           10          4,605
     Total System Services, Inc. .................           70          1,847
     VeriSign, Inc.* .............................           80          1,924
     Yahoo!, Inc.* ...............................          250          6,385
                                                                    ----------
                                                                        20,936
                                                                    ----------

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- FUNDAMENTALLY WEIGHTED FUNDS / LARGE COMPANY FUND
--------------------------------------------------------------------------------
   INVESTMENTS / DECEMBER 31, 2006 (UNAUDITED) -- CONTINUED

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                                      VALUE
                                                         SHARES      (NOTE 2)
                                                         -------    ----------
    IT CONSULTING & OTHER SERVICES -- 0.0%
     Cognizant Technology Solutions
      Corp.* .....................................           10     $      772
     Unisys Corp.* ...............................          190          1,489
                                                                    ----------
                                                                         2,261
                                                                    ----------
    OFFICE ELECTRONICS -- 0.1%
     Xerox Corp.* ................................          510          8,644
     Zebra Technologies Corp. -
      Class A* ...................................           20            696
                                                                    ----------
                                                                         9,340
                                                                    ----------
    SEMICONDUCTOR EQUIPMENT -- 0.2%
     Applied Materials, Inc. .....................          290          5,350
     Broadcom Corp. - Class A* ...................           50          1,616
     KLA-Tencor Corp. ............................           50          2,487
     Lam Research Corp.* .........................           30          1,519
     MEMC Electronic Materials, Inc.* ............           20            783
     Novellus Systems, Inc.* .....................           60          2,065
     Teradyne, Inc.* .............................           10            150
                                                                    ----------
                                                                        13,970
                                                                    ----------
    SEMICONDUCTORS -- 1.3%
     Advanced Micro Devices, Inc.* ...............           20            407
     Altera Corp.* ...............................          110          2,165
     Analog Devices, Inc. ........................          120          3,944
     Atmel Corp.* ................................          160            968
     Cree, Inc.* .................................           20            346
     Cypress Semiconductor Corp.* ................           50            844
     Fairchild Semiconductor
      International, Inc.* .......................           20            336
     Integrated Device Technology,
      Inc.* ......................................           90          1,393
     Intel Corp. .................................        2,350         47,588
     International Rectifier Corp.* ..............           20            771
     Intersil Holding Corp. - Class A ............           40            957
     Linear Technology Corp. .....................           90          2,729
     LSI Logic Corp.* ............................           80            720
     Maxim Integrated Products, Inc. .............          120          3,674
     Microchip Technology, Inc. ..................           40          1,308
     Micron Technology, Inc.* ....................           40            558
     National Semiconductor Corp. ................           70          1,589
     NVIDIA Corp.* ...............................           50          1,851
     PMC-Sierra, Inc.* ...........................           30            201
     Rambus, Inc.* ...............................           20            379


                                                                      VALUE
                                                         SHARES      (NOTE 2)
                                                         -------    ----------
    SEMICONDUCTORS -- (CONTINUED)
     Silicon Laboratories, Inc.* .................           20     $      693
     Texas Instruments, Inc. .....................          270          7,776
     Xilinx, Inc. ................................          110          2,619
                                                                    ----------
                                                                        83,816
                                                                    ----------
    SYSTEMS SOFTWARE -- 3.3%
     BMC Software, Inc.* .........................           70          2,254
     CA, Inc. ....................................          220          4,983
     McAfee, Inc.* ...............................           60          1,703
     Microsoft Corp. .............................        5,950        177,667
     Novell, Inc.* ...............................          140            868
     Oracle Corp.* ...............................          940         16,112
     Symantec Corp.* .............................          190          3,961
                                                                    ----------
                                                                       207,548
                                                                    ----------
    TECHNOLOGY DISTRIBUTORS -- 0.2%
     Arrow Electronics, Inc.* ....................           70          2,208
     Avnet, Inc.* ................................           90          2,298
     CDW Corp. ...................................           30          2,109
     Ingram Micro, Inc. - Class A* ...............           70          1,429
     Tech Data Corp.* ............................           70          2,651
                                                                    ----------
                                                                        10,695
                                                                    ----------
    TOTAL INFORMATION TECHNOLOGY ..............................        670,788
                                                                    ----------
  MATERIALS -- 3.6%
    ALUMINUM -- 0.2%
     Alcoa, Inc. .................................          380         11,404
                                                                    ----------
    COMMODITY CHEMICALS -- 0.2%
     Celanese Corporation ........................          140          3,623
     Lyondell Chemical Co. .......................          150          3,836
     Westlake Chemical Corp. .....................           50          1,569
                                                                    ----------
                                                                         9,028
                                                                    ----------
    CONSTRUCTION MATERIALS -- 0.1%
     Eagle Materials, Inc. .......................           40          1,729
     Florida Rock Industries, Inc. ...............           30          1,292
     Martin Marietta Materials Corp. .............           20          2,078
     Vulcan Materials Co. ........................           40          3,595
                                                                    ----------
                                                                         8,694
                                                                    ----------
    DIVERSIFIED CHEMICALS -- 1.1%
     Ashland, Inc. ...............................           50          3,459
     Cabot Corp. .................................           30          1,307

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- FUNDAMENTALLY WEIGHTED FUNDS / LARGE COMPANY FUND
--------------------------------------------------------------------------------
   INVESTMENTS / DECEMBER 31, 2006 (UNAUDITED) -- CONTINUED

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                                      VALUE
                                                         SHARES      (NOTE 2)
                                                         -------    ----------
    DIVERSIFIED CHEMICALS -- (CONTINUED)
     Dow Chemical Co. ............................          610     $   24,363
     E.I. DuPont de Nemours & Co. ................          570         27,765
     Eastman Chemical Co. ........................           50          2,966
     FMC Corp. ...................................           20          1,531
     Hercules, Inc.* .............................           20            386
     Huntsman Corp.* .............................           40            759
     PPG Industries, Inc. ........................          100          6,421
                                                                    ----------
                                                                        68,957
                                                                    ----------
    DIVERSIFIED METALS & MINING -- 0.1%
     Freeport-McMoRan Copper & Gold, Inc. -
       Class B ...................................          110          6,131
     Titanium Metals Corp.* ......................           30            885
                                                                    ----------
                                                                         7,016
                                                                    ----------
    FERTILIZERS & AGRICULTURAL CHEMICALS -- 0.1%
     Monsanto Co. ................................          110          5,778
     The Mosaic Co.* .............................           30            641
     The Scotts Miracle - Gro Co. - Class A ......           20          1,033
                                                                    ----------
                                                                         7,452
                                                                    ----------
    FOREST PRODUCTS -- 0.2%
     Louisiana-Pacific Corp. .....................          110          2,368
     Weyerhaeuser Co. ............................          160         11,304
                                                                    ----------
                                                                        13,672
                                                                    ----------
    GOLD -- 0.1%
     Newmont Mining Corp. ........................           80          3,612
                                                                    ----------
    INDUSTRIAL GASES -- 0.2%
     Air Products & Chemicals, Inc. ..............           70          4,920
     Airgas, Inc. ................................           20            810
     Praxair, Inc. ...............................           80          4,746
                                                                    ----------
                                                                        10,476
                                                                    ----------
    METAL & GLASS CONTAINERS -- 0.1%
     Ball Corp. ..................................           30          1,308
     Crown Holdings, Inc.* .......................          210          4,393
     Owens-Illinois, Inc.* .......................           60          1,107
     Pactiv Corp.* ...............................           60          2,142
                                                                    ----------
                                                                         8,950
                                                                    ----------


                                                                      VALUE
                                                         SHARES      (NOTE 2)
                                                         -------    ----------
    METALS & MINING -- 0.1%
     Southern Copper Corp. .......................          150     $    8,083
                                                                    ----------
    PAPER PACKAGING -- 0.2%
     Bemis Company, Inc. .........................           60          2,039
     Packaging Corp. .............................           70          1,547
     Sealed Air Corp. ............................           50          3,246
     Smurfit-Stone Container Corp.* ..............           60            634
     Sonoco Products Co. .........................           60          2,283
     Temple-Inland, Inc. .........................           40          1,841
                                                                    ----------
                                                                        11,590
                                                                    ----------
    PAPER PRODUCTS -- 0.2%
     International Paper Co. .....................          270          9,207
     MeadWestvaco Corp. ..........................          130          3,908
                                                                    ----------
                                                                        13,115
                                                                    ----------
    SPECIALTY CHEMICALS -- 0.4%
     Albemarle Corp. .............................           20          1,436
     Chemtura Corp. ..............................           70            674
     Cytec Industries, Inc. ......................           10            565
     Ecolab, Inc. ................................           60          2,712
     International Flavors & Fragrances, Inc. ....           50          2,458
     Nalco Holding Co.* ..........................           40            818
     Rohm & Haas Co. .............................          120          6,134
     RPM International, Inc. .....................          150          3,134
     Sigma-Aldrich Corp. .........................           20          1,554
     The Lubrizol Corp. ..........................           30          1,504
     The Valspar Corp. ...........................           40          1,106
     Valhi, Inc. .................................           50          1,299
                                                                    ----------
                                                                        23,394
                                                                    ----------
    STEEL -- 0.3%
     Allegheny Technologies, Inc. ................           30          2,720
     Carpenter Technology Corp. ..................           20          2,050
     Commercial Metals Co. .......................           40          1,032
     Nucor Corp. .................................          130          7,106
     Reliance Steel & Aluminum Co. ...............           30          1,181
     Steel Dynamics, Inc. ........................           40          1,298
     United States Steel Corp. ...................           60          4,389
                                                                    ----------
                                                                        19,776
                                                                    ----------
    TOTAL MATERIALS ...........................................        225,219
                                                                    ----------

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- FUNDAMENTALLY WEIGHTED FUNDS / LARGE COMPANY FUND
--------------------------------------------------------------------------------
   INVESTMENTS / DECEMBER 31, 2006 (UNAUDITED) -- CONTINUED
--------------------------------------------------------------------------------

                                                                      VALUE
                                                         SHARES      (NOTE 2)
                                                         -------    ----------
  TELECOMMUNICATION SERVICES -- 5.1%
    ALTERNATIVE CARRIERS -- 0.0%
     Level 3 Communications, Inc.* ...............           40     $      224
                                                                    ----------
    INTEGRATED TELECOMMUNICATION SERVICES -- 4.2%
     AT&T, Inc. ..................................        2,480         88,660
     CenturyTel, Inc. ............................          170          7,422
     Citizens Communications Co. .................          540          7,760
     NTL, Inc. ...................................           20            505
     Verizon Communications, Inc. ................        4,130        153,801
     Windstream Corp. ............................          170          2,417
                                                                    ----------
                                                                       260,565
                                                                    ----------
    WIRELESS TELECOMMUNICATION SERVICES -- 0.9%
     Alltel Corp. ................................          270         16,330
     American Tower Corp.* .......................          110          4,101
     Crown Castle International Corp.* ...........          180          5,814
     NII Holdings, Inc.* .........................           20          1,289
     SBA Communications Corp. - Class A* .........           20            550
     Sprint Corp. ................................        1,140         21,534
     Telephone & Data Systems, Inc. ..............           40          2,173
     United States Cellular Corp.* ...............           20          1,392
     VeriFone Holdings, Inc.* ....................           10            354
                                                                    ----------
                                                                        53,537
                                                                    ----------
    TOTAL TELECOMMUNICATION SERVICES ..........................        314,326
                                                                    ----------
  UTILITIES -- 4.2%
    ELECTRIC UTILITIES -- 1.8%
     Allegheny Energy, Inc.* .....................           30          1,377
     American Electric Power Co., Inc. ...........          280         11,923
     DPL, Inc. ...................................          180          5,001
     Edison International Co. ....................           80          3,638
     Entergy Corp. ...............................          100          9,232
     Exelon Corp. ................................          230         14,235
     FirstEnergy Corp. ...........................          150          9,045
     FPL Group, Inc. .............................          190         10,340
     Great Plains Energy, Inc. ...................           60          1,908
     Hawaiian Electric Industries, Inc. ..........          120          3,258
     Northeast Utilities Co. .....................           70          1,971
     Pepco Holdings, Inc. ........................          110          2,861
     Pinnacle West Capital Corp. .................           70          3,548
     PPL Corp. ...................................          160          5,735
     Progress Energy, Inc. .......................          190          9,325


                                                                      VALUE
                                                         SHARES      (NOTE 2)
                                                         -------    ----------
    ELECTRIC UTILITIES -- (CONTINUED)
     Reliant Energy, Inc.* .......................          130     $    1,847
     Sierra Pacific Resources Corp.* .............           10            168
     The Southern Co. ............................          470         17,324
                                                                    ----------
                                                                       112,736
                                                                    ----------
    GAS UTILITIES -- 0.2%
     AGL Resources, Inc. .........................           40          1,556
     Atmos Energy Corp. ..........................           50          1,596
     Energen Corp. ...............................           10            469
     Equitable Resources, Inc. ...................           40          1,670
     National Fuel Gas Co. .......................           40          1,542
     Nicor, Inc. .................................           10            468
     ONEOK, Inc. .................................           40          1,725
     Questar Corp. ...............................           20          1,661
     Southern Union Co. ..........................           40          1,118
     UGI Corp. ...................................           50          1,364
                                                                    ----------
                                                                        13,169
                                                                    ----------
    INDEPENDENT POWER PRODUCERS & ENERGY TRADERS -- 0.5%
     AES Corp.* ..................................           80          1,763
     Constellation Energy Group ..................           60          4,132
     Duke Energy Corp. ...........................          560         18,598
     Dynegy, Inc.* ...............................          130            941
     TXU Corp. ...................................          120          6,506
                                                                    ----------
                                                                        31,940
                                                                    ----------
    MULTI-UTILITIES -- 1.7%
     Alliant Energy Corp. ........................           70          2,644
     Ameren Corp. ................................          130          6,985
     CenterPoint Energy, Inc. ....................          240          3,979
     CMS Energy Corp.* ...........................          320          5,344
     Consolidated Edison, Inc. ...................          180          8,652
     Dominion Resources, Inc. ....................          170         14,253
     DTE Energy Co. ..............................          130          6,293
     Energy East Corp. ...........................           70          1,736
     MDU Resources Group, Inc. ...................           70          1,795
     NiSource, Inc. ..............................          200          4,820
     NSTAR .......................................           60          2,062
     OGE Energy Corp. ............................           50          2,000
     PG&E Corp. ..................................          110          5,206
     Public Service Enterprise Group, Inc. .......          130          8,629
     Puget Energy, Inc. ..........................           70          1,775
     SCANA Corp. .................................           80          3,250

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- FUNDAMENTALLY WEIGHTED FUNDS / LARGE COMPANY FUND
--------------------------------------------------------------------------------
   INVESTMENTS / DECEMBER 31, 2006 (UNAUDITED) -- CONTINUED
--------------------------------------------------------------------------------

                                                                      VALUE
                                                         SHARES      (NOTE 2)
                                                         -------    ----------
    MULTI-UTILITIES -- (CONTINUED)
     Sempra Energy Co. ...........................           90     $    5,044
     TECO Energy, Inc. ...........................          140          2,412
     Vectren Corp. ...............................          210          5,939
     Wisconsin Energy Corp. ......................           40          1,898
     WPS Resources Corp. .........................           20          1,081
     Xcel Energy, Inc. ...........................          430          9,916
                                                                    ----------
                                                                       105,713
                                                                    ----------
    WATER UTILITIES -- 0.0%
     Aqua America, Inc. ..........................           30            683
                                                                    ----------
    TOTAL UTILITIES ...........................................        264,241
                                                                    ----------
    TOTAL COMMON STOCK
     (COST $6,055,712) ........................................      6,053,503
                                                                    ----------


                                                                      VALUE
                                                         SHARES      (NOTE 2)
                                                         -------    ----------
SHORT-TERM INVESTMENTS -- 2.8%
     BlackRock Liquidity Funds
      TempCash Portfolio -
      Institutional Series .......................       88,547     $   88,547
     BlackRock Liquidity Funds
      TempFund Portfolio -
      Institutional Series .......................       88,547         88,547
                                                                    ----------
    TOTAL SHORT-TERM INVESTMENTS
     (COST $177,094) ..........................................        177,094
                                                                    ----------
    TOTAL INVESTMENTS -- 100.0%
     (COST $6,232,806)+ .......................................     $6,230,597
                                                                    ==========


----------
* Non-income producing security.
+ The cost for Federal income tax purposes is $6,232,806. At December 31, 2006, net unrealized depreciation was $2,209. This consisted of aggregate gross unrealized appreciation for all securities for which there was an excess of market value over tax cost of $37,984, and aggregate gross unrealized depreciation for all securities for which there was an excess of tax cost over market value of $40,193.

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- FUNDAMENTALLY WEIGHTED FUNDS / SMALL COMPANY FUND
--------------------------------------------------------------------------------
   INVESTMENTS / DECEMBER 31, 2006 (UNAUDITED)
   (Showing Percentage of Total Investments)
--------------------------------------------------------------------------------

                                                                      VALUE
                                                         SHARES      (NOTE 2)
                                                         -------    ----------
COMMON STOCK -- 98.5%
  CONSUMER DISCRETIONARY -- 18.2%
    ADVERTISING -- 0.3%
     Arbitron, Inc. ..............................          150     $    6,516
     Catalina Marketing Corp. ....................          200          5,500
     Harris Interactive, Inc.* ...................           30            151
     Valassis Communications, Inc.* ..............          510          7,395
                                                                    ----------
                                                                        19,562
                                                                    ----------
    APPAREL RETAIL -- 1.4%
     Bebe Stores, Inc. ...........................          160          3,166
     Casual Male Retail Group, Inc.* .............           10            131
     Charming Shoppes, Inc.* .....................          200          2,706
     Christopher & Banks Corp. ...................          100          1,866
     Citi Trends, Inc.* ..........................           10            396
     DEB Shops, Inc. .............................          370          9,768
     Dress Barn, Inc.* ...........................          120          2,800
     Genesco, Inc.* ..............................           10            373
     Guess, Inc.* ................................           60          3,806
     Jos. A. Bank Clothiers, Inc.* ...............           10            294
     New York & Co., Inc.* .......................           20            262
     Pacific Sunwear of California, Inc.* ........          150          2,937
     Payless ShoeSource, Inc.* ...................          270          8,861
     Stage Stores, Inc. ..........................          200          6,078
     Stein Mart, Inc. ............................          230          3,050
     Talbots, Inc. ...............................          300          7,230
     The Buckle, Inc. ............................           60          3,051
     The Cato Corp. - Class A ....................          330          7,560
     The Finish Line, Inc. - Class A .............           20            286
     The Gymboree Corp.* .........................           50          1,908
     The Men's Wearhouse, Inc. ...................           30          1,148
     The Warnaco Group, Inc.* ....................          540         13,705
     Tween Brands, Inc.* .........................           50          1,996
     Zumiez Inc.* ................................           10            295
                                                                    ----------
                                                                        83,673
                                                                    ----------
    APPAREL, ACCESSORIES & LUXURY GOODS -- 0.8%
     Ashworth, Inc.* .............................           60            436
     Carter's, Inc.* .............................          170          4,335
     Charlotte Russe Holdings, Inc.* .............           10            307
     Cherokee, Inc. ..............................           90          3,862
     Columbia Sportswear Co. .....................          110          6,127
     Fossil, Inc.* ...............................           70          1,581


                                                                      VALUE
                                                         SHARES      (NOTE 2)
                                                         -------    ----------
    APPAREL, ACCESSORIES & LUXURY GOODS -- (CONTINUED)
     Hartmarx Corp.* .............................           60     $      424
     Kellwood Co. ................................          330         10,731
     Kenneth Cole Productions, Inc. ..............          100          2,399
     Movado Group, Inc. ..........................           50          1,450
     Oxford Industries, Inc. .....................          100          4,965
     Perry Ellis International, Inc.* ............           10            410
     Phillips-Van Heusen Corp. ...................          140          7,024
     Quiksilver, Inc.* ...........................          270          4,252
     Unifirst Corp. ..............................           90          3,457
                                                                    ----------
                                                                        51,760
                                                                    ----------
    AUTO PARTS & EQUIPMENT -- 1.4%
     Aftermarket Technology Corp.* ...............          130          2,766
     American Axle & Manufacturing
      Holdings, Inc. .............................          590         11,204
     ArvinMeritor, Inc. ..........................          930         16,954
     Fuel Systems Solutions, Inc.* ...............           10            221
     Lear Corp. ..................................          660         19,490
     Modine Manufacturing Co. ....................          330          8,260
     Noble International, Ltd. ...................           10            201
     Sauer-Danfoss, Inc. .........................          250          8,062
     Standard Motor Products, Inc. ...............           20            300
     Superior Industries International, Inc. .....          250          4,817
     Tenneco, Inc.* ..............................          230          5,686
     Visteon Corp.* ..............................          630          5,342
                                                                    ----------
                                                                        83,303
                                                                    ----------
    AUTOMOBILE MANUFACTURERS -- 0.1%
     Coachmen Industries, Inc. ...................           20            220
     Fleetwood Enterprises, Inc.* ................           50            396
     Monaco Coach Corp. ..........................          250          3,540
     Winnebago Industries, Inc. ..................          120          3,949
                                                                    ----------
                                                                         8,105
                                                                    ----------
    AUTOMOTIVE RETAIL -- 0.6%
     America's Car-Mart, Inc.* ...................           20            237
     Asbury Automotive Group .....................          140          3,298
     CSK Auto Corp.* .............................          300          5,145
     Group 1 Automotive, Inc. ....................          140          7,241
     Lithia Motors, Inc. .........................          140          4,027
     Sonic Automotive, Inc. ......................          340          9,874

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- FUNDAMENTALLY WEIGHTED FUNDS / SMALL COMPANY FUND
--------------------------------------------------------------------------------
   INVESTMENTS / DECEMBER 31, 2006 (UNAUDITED) -- CONTINUED
--------------------------------------------------------------------------------

                                                                      VALUE
                                                         SHARES      (NOTE 2)
                                                         -------    ----------
    AUTOMOTIVE RETAIL -- (CONTINUED)
     The Pep Boys - Manny, Moe & Jack ............          320     $    4,755
                                                                    ----------
                                                                        34,577
                                                                    ----------
    BROADCASTING & CABLE TV -- 0.9%
     Cox Radio, Inc.* ............................          430          7,009
     Cumullus Media, Inc.* .......................          330          3,429
     Entercom Communications Corp. ...............          350          9,863
     Entravision Communications Corp.* ...........          110            904
     Lin TV Corp.* ...............................          230          2,289
     Mediacom Communications Corp.* ..............           80            643
     Outdoor Channel Holdings, Inc.* .............           30            385
     Radio One, Inc. - Class D* ..................        1,220          8,223
     Redback Networks, Inc.* .....................           10            249
     Salem Communications Corp. ..................           40            478
     Sinclair Broadcast Group, Inc. ..............          910          9,555
     Tivo, Inc.* .................................           90            461
     Westwood One, Inc. ..........................        1,370          9,672
                                                                    ----------
                                                                        53,160
                                                                    ----------
    BROADCASTING & PUBLISHING -- 0.1%
     Citadel Broadcasting Corp. ..................          670          6,673
                                                                    ----------
    CASINOS & GAMING -- 0.3%
     Ameristar Casinos, Inc. .....................          160          4,918
     Bally Technologies, Inc.* ...................          140          2,615
     Churchill Downs, Inc. .......................           70          2,992
     Dover Downs Entertainment, Inc. .............          180          2,406
     Isle of Capri Casinos, Inc.* ................           20            532
     Monarch Casino & Resort, Inc.* ..............           10            239
     MTR Gaming Group, Inc.* .....................           30            367
     Multimedia Games, Inc.* .....................           40            384
     Pinnacle Entertainment, Inc.* ...............           10            331
     Progressive Gaming International Corp.* .....           40            363
     Shuffle Master, Inc.* .......................           70          1,834
                                                                    ----------
                                                                        16,981
                                                                    ----------
    CATALOG RETAIL -- 0.1%
     Gaiam, Inc.* ................................           10            137
     Insight Enterprises, Inc.* ..................          140          2,642
     Systemax, Inc.* .............................           20            349
                                                                    ----------
                                                                         3,128
                                                                    ----------


                                                                      VALUE
                                                         SHARES      (NOTE 2)
                                                         -------    ----------
    DEPARTMENT STORES -- 0.0%
     Bon-Ton Stores, Inc. ........................           20     $      693
     Retail Ventures, Inc.* ......................           10            190
                                                                    ----------
                                                                           883
                                                                    ----------
    DISTRIBUTORS -- 0.0%
     Audiovox Corp.* .............................           10            141
     Prestige Brands Holdings, Inc.* .............           10            130
                                                                    ----------
                                                                           271
                                                                    ----------
    EDUCATION SERVICES -- 0.3%
     Bright Horizons Family Solutions, Inc.* .....           40          1,546
     Corinthian Colleges, Inc.* ..................          370          5,043
     DeVry, Inc. .................................          210          5,880
     Strayer Education, Inc. .....................           30          3,182
     Universal Technical Institute, Inc.* ........           10            222
                                                                    ----------
                                                                        15,873
                                                                    ----------
    FOOTWEAR -- 0.5%
     Brown Shoe Co., Inc. ........................          130          6,206
     Deckers Outdoor Corp.* ......................           10            599
     K-Swiss, Inc. - Class A .....................          140          4,304
     Skechers U.S.A., Inc.* ......................          120          3,997
     Steven Madden, Ltd. .........................           50          1,754
     The Stride Rite Corp. .......................          260          3,921
     The Timberland Co. - Class A* ...............          220          6,948
     Weyco Group, Inc. ...........................           10            249
     Wolverine World Wide, Inc. ..................          170          4,848
                                                                    ----------
                                                                        32,826
                                                                    ----------
    GENERAL MERCHANDISE STORES -- 0.1%
     99 Cents Only Stores* .......................          250          3,043
     Big Lots, Inc.* .............................           20            458
     Conn's, Inc.* ...............................           10            233
     Fred's, Inc. ................................           10            120
                                                                    ----------
                                                                         3,854
                                                                    ----------
    HOME FURNISHINGS -- 0.6%
     Bassett Furniture Industries, Inc. ..........           20            327
     Ethan Allen Interiors, Inc. .................          330         11,916
     Furniture Brands International, Inc. ........          550          8,926
     Hooker Furniture Corp. ......................           10            157
     Interface, Inc. - Class A* ..................           30            427
     Kimball International, Inc. .................          310          7,533

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- FUNDAMENTALLY WEIGHTED FUNDS / SMALL COMPANY FUND
--------------------------------------------------------------------------------
   INVESTMENTS / DECEMBER 31, 2006 (UNAUDITED) -- CONTINUED
--------------------------------------------------------------------------------

                                                                      VALUE
                                                         SHARES      (NOTE 2)
                                                         -------    ----------
    HOME FURNISHINGS -- (CONTINUED)
     La-Z-Boy Chair Co. ..........................          550     $    6,528
     Stanley Furniture Co., Inc. .................           70          1,502
                                                                    ----------
                                                                        37,316
                                                                    ----------
    HOMEBUILDING -- 1.3%
     Brookfield Homes Corp. ......................          470         17,649
     California Coastal Communities, Inc.* .......           40            858
     Champion Enterprises, Inc.* .................          290          2,714
     Hovnanian Enterprises, Inc.* ................          310         10,509
     Levitt Corp. ................................           30            367
     M/I Homes, Inc. .............................          110          4,201
     Meritage Homes Corp.* .......................          110          5,249
     NVR, Inc.* ..................................           40         25,800
     Orleans Homebuilders, Inc. ..................           60          1,128
     Palm Harbor Homes, Inc.* ....................           40            561
     Skyline Corp. ...............................           50          2,011
     Standard Pacific Corp. ......................           10            268
     Tarragon Corporation ........................           30            365
     Technical Olympic USA, Inc. .................          360          3,661
     WCI Communities, Inc.* ......................          200          3,836
                                                                    ----------
                                                                        79,177
                                                                    ----------
    HOMEFURNISHING RETAIL -- 0.5%
     Aaron Rents, Inc. ...........................           70          2,015
     Cost Plus, Inc.* ............................           20            206
     Haverty Furniture Cos., Inc. ................          170          2,516
     Pier 1 Imports, Inc. ........................        1,110          6,604
     Rent-A-Center, Inc.* ........................          490         14,460
     Restoration Hardware, Inc.* .................           30            255
     Select Comfort Corp.* .......................          100          1,739
     Tempur Pedic International, Inc.* ...........          160          3,274
                                                                    ----------
                                                                        31,069
                                                                    ----------
    HOTELS, RESORTS & CRUISE LINES -- 0.3%
     Ambassadors Group, Inc. .....................           90          2,731
     Ambassadors International, Inc. .............           20            912
     Bluegreen Corp.* ............................          150          1,925
     Gaylord Entertainment Co. - Class A* ........           20          1,019
     The Marcus Corp. ............................          460         11,767
                                                                    ----------
                                                                        18,354
                                                                    ----------


                                                                      VALUE
                                                         SHARES      (NOTE 2)
                                                         -------    ----------
    HOUSEWARES & SPECIALTIES -- 0.9%
     American Greetings Corp. ....................          610     $   14,561
     Blyth, Inc. .................................          160          3,320
     CSS Industries, Inc. ........................           80          2,830
     Lenox Group, Inc.* ..........................           40            256
     Libbey, Inc. ................................           30            370
     Lifetime Brands, Inc. .......................           10            164
     National Presto Industries, Inc. ............           40          2,395
     Sealy Corp. .................................          460          6,785
     Tuesday Morning Corp. .......................          490          7,619
     Tupperware Corp. ............................          700         15,827
                                                                    ----------
                                                                        54,127
                                                                    ----------
    INTERNET RETAIL -- 0.1%
     1-800-FLOWERS.COM, Inc.* ....................           60            369
     Audible, Inc.* ..............................           50            396
     Blue Nile, Inc.* ............................           10            369
     FTD Group, Inc.* ............................           20            358
     GSI Commerce, Inc.* .........................           20            375
     Netflix, Inc.* ..............................           80          2,069
     Overstock.com, Inc.* ........................           20            316
     Priceline.com, Inc.* ........................           70          3,053
     Stamps.com, Inc* ............................           20            315
                                                                    ----------
                                                                         7,620
                                                                    ----------
    LEISURE FACILITIES -- 0.6%
     Dover Motorsports, Inc. .....................           80            425
     Six Flags, Inc.* ............................        2,890         15,143
     Speedway Motorsports, Inc. ..................          240          9,216
     Vail Resorts, Inc.* .........................          250         11,205
                                                                    ----------
                                                                        35,989
                                                                    ----------
    LEISURE PRODUCTS -- 0.9%
     Arctic Cat, Inc. ............................          170          2,990
     Callaway Golf Co. ...........................          470          6,773
     JAKKS Pacific, Inc.** .......................          240          5,241
     K2, Inc.* ...................................           40            528
     Leapfrog Enterprises, Inc.* .................           30            284
     Marine Products Corp. .......................          190          2,231
     MarineMax, Inc.* ............................           20            519
     Marvel Entertainment, Inc.* .................          380         10,226
     Oakley, Inc. ................................           50          1,003
     Polaris Industries, Inc. ....................          340         15,922
     Pool Corp. ..................................           10            392
     RC2 Corp.* ..................................           80          3,520

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- FUNDAMENTALLY WEIGHTED FUNDS / SMALL COMPANY FUND
--------------------------------------------------------------------------------
   INVESTMENTS / DECEMBER 31, 2006 (UNAUDITED) -- CONTINUED
--------------------------------------------------------------------------------

                                                                      VALUE
                                                         SHARES      (NOTE 2)
                                                         -------    ----------
    LEISURE PRODUCTS -- (CONTINUED)
     Steinway Musical Instruments* ...............           10     $      310
     Sturm, Ruger & Co., Inc.* ...................           30            288
     The Nautilus Group, Inc. ....................          400          5,600
                                                                    ----------
                                                                        55,827
                                                                    ----------
    MOVIES & ENTERTAINMENT -- 0.2%
     Carmike Cinemas, Inc. .......................           80          1,631
     CKX, Inc.* ..................................           10            117
     Lakes Entertainment Inc* ....................           30            324
     Lodgenet Entertainment Corp.* ...............           20            501
     Playboy Enterprises, Inc.* ..................           40            458
     World Wrestling Entertainment, Inc. .........          450          7,335
                                                                    ----------
                                                                        10,366
                                                                    ----------
    PUBLISHING -- 1.8%
     Belo Corp. ..................................        1,190         21,860
     Courier Corp. ...............................           60          2,338
     Interactive Data Corp. ......................          380          9,135
     Journal Communications, Inc. - Class A ......          950         11,980
     Journal Register Co. ........................          940          6,862
     Lee Enterprises, Inc. .......................          770         23,916
     Martha Stewart Living Omnimedia, Inc. .......           20            438
     Media General, Inc. - Class A ...............          240          8,921
     ProQuest Co.* ...............................           20            209
     Scholastic Corp.* ...........................          300         10,752
     Value Line, Inc. ............................          240         10,908
                                                                    ----------
                                                                       107,319
                                                                    ----------
    RESTAURANTS -- 1.3%
     AFC Enterprises, Inc.* ......................          990         17,493
     Applebee's International, Inc. ..............          290          7,154
     Bob Evans Farms, Inc. .......................          180          6,160
     Buffalo Wild Wings, Inc.* ...................           10            532
     CBRL Group, Inc. ............................          210          9,400
     CEC Entertainment, Inc.* ....................          170          6,842
     CKE Restaurants, Inc. .......................          100          1,840
     Domino's Pizza, Inc. ........................          210          5,880
     IHOP Corp. ..................................           90          4,743
     Jack in the Box, Inc.* ......................           90          5,494
     Krispy Kreme Doughnuts, Inc.* ...............           20            222
     Landry's Restaurants, Inc. ..................           70          2,106
     Luby's, Inc.* ...............................           20            218


                                                                      VALUE
                                                         SHARES      (NOTE 2)
                                                         -------    ----------
    RESTAURANTS -- (CONTINUED)
     P.F. Chang's China Bistro, Inc.* ............           10     $      384
     Papa John's International, Inc.* ............           90          2,611
     Ruby Tuesday, Inc. ..........................          150          4,116
     Sonic Corp.* ................................          130          3,113
     Texas Roadhouse, Inc.* ......................          160          2,122
                                                                    ----------
                                                                        80,430
                                                                    ----------
    SPECIALIZED CONSUMER SERVICES -- 0.3%
     CPI Corp. ...................................           10            465
     Matthews International Corp. -
      Class A ....................................          110          4,329
     Pre-Paid Legal Services, Inc.* ..............           80          3,130
     Regis Corp. .................................          250          9,885
     Sotheby's Holdings, Inc. - Class A ..........           20            620
     Vertrue, Inc.* ..............................           60          2,305
                                                                    ----------
                                                                        20,734
                                                                    ----------
    SPECIALTY STORES -- 2.3%
     AC Moore Arts & Crafts, Inc.* ...............           20            433
     Big 5 Sporting Goods Corp. ..................           60          1,465
     Blockbuster, Inc. - Class A* ................       24,030        127,119
     Borders Group, Inc. .........................          130          2,906
     Hibbett Sporting Goods, Inc.* ...............           10            305
     Jo-Ann Stores, Inc.* ........................           10            246
     Tractor Supply Co.* .........................           10            447
     West Marine, Inc.* ..........................           10            173
     Zale Corp.* .................................          220          6,206
                                                                    ----------
                                                                       139,300
                                                                    ----------
    TEXTILES & APPAREL -- 0.0%
     Xerium Technologies, Inc. ...................          210          2,056
                                                                    ----------
    TIRES & RUBBER -- 0.2%
     Cooper Tire & Rubber Co. ....................          700         10,010
                                                                    ----------
    TOTAL CONSUMER DISCRETIONARY ..............................      1,104,323
                                                                    ----------
  CONSUMER STAPLES -- 4.0%
    AGRICULTURAL PRODUCTS -- 0.0%
     Alico, Inc. .................................           20          1,012
     Andersons, Inc. .............................           20            848
                                                                    ----------
                                                                         1,860
                                                                    ----------

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- FUNDAMENTALLY WEIGHTED FUNDS / SMALL COMPANY FUND
--------------------------------------------------------------------------------
   INVESTMENTS / DECEMBER 31, 2006 (UNAUDITED) -- CONTINUED
--------------------------------------------------------------------------------

                                                                      VALUE
                                                         SHARES      (NOTE 2)
                                                         -------    ----------
    DRUG RETAIL -- 0.1%
     Long's Drug Stores Corp. ....................          130     $    5,509
                                                                    ----------
    FOOD DISTRIBUTORS -- 0.3%
     Nash Finch Co. ..............................          180          4,914
     Performance Food Group Co.* .................          430         11,885
     Spartan Stores, Inc. ........................           10            210
     Topps Co. ...................................           90            801
                                                                    ----------
                                                                        17,810
                                                                    ----------
    FOOD RETAIL -- 0.8%
     Arden Group, Inc. ...........................           50          6,190
     Casey's General Stores, Inc. ................          120          2,826
     Great Atlantic & Pacific Tea Co.,
      Inc. .......................................          550         14,157
     Ingles Markets, Inc. - Class A ..............          200          5,958
     Pathmark Stores, Inc.* ......................           40            446
     Ruddick Corp. ...............................          210          5,828
     The Pantry, Inc.* ...........................           70          3,279
     Village Super Market ........................           30          2,565
     Weis Markets, Inc. ..........................          220          8,824
     Wild Oats Markets, Inc.* ....................           10            144
                                                                    ----------
                                                                        50,216
                                                                    ----------
    HOUSEHOLD PRODUCTS -- 0.2%
     Central Garden & Pet Co.* ...................           70          3,390
     Spectrum Brands, Inc.* ......................          410          4,469
     WD-40 Co. ...................................          130          4,533
                                                                    ----------
                                                                        12,392
                                                                    ----------
    PACKAGED FOODS & MEATS -- 1.3%
     American Italian Pasta Co.* .................           30            267
     Chiquita Brands International, Inc. .........          520          8,304
     Farmer Brothers Co. .........................          290          6,191
     Flowers Foods, Inc. .........................          250          6,747
     Hain Celestial Group, Inc.* .................           50          1,561
     Imperial Sugar Co. ..........................           60          1,453
     J&J Snack Foods Corp. .......................           60          2,484
     Lancaster Colony Corp. ......................          400         17,724
     Lance, Inc. .................................          220          4,418
     Pilgrim's Pride Corp. .......................          380         11,183
     Ralcorp Holdings, Inc.* .....................          120          6,107
     Sanderson Farms, Inc. .......................          100          3,029
     Tootsie Roll Industries, Inc. ...............          200          6,540
                                                                    ----------
                                                                        76,008
                                                                    ----------


                                                                      VALUE
                                                         SHARES      (NOTE 2)
                                                         -------    ----------
    PERSONAL PRODUCTS -- 0.5%
     Chattem, Inc.* ..............................           80     $    4,006
     Mannatech, Inc. .............................           90          1,326
     Medifast, Inc.* .............................           10            126
     NBTY, Inc.* .................................          260         10,808
     NU Skin Enterprises, Inc. ...................          530          9,662
     Parlux Fragrances, Inc.* ....................           30            167
     Playtex Products, Inc.* .....................          340          4,892
     USANA Health Sciences, Inc.* ................           30          1,550
                                                                    ----------
                                                                        32,537
                                                                    ----------
    SOFT DRINKS -- 0.2%
     Coca-Cola Bottling Co. ......................          110          7,527
     National Beverage Corp.* ....................          320          4,490
                                                                    ----------
                                                                        12,017
                                                                    ----------
    TOBACCO -- 0.6%
     Alliance One International, Inc.* ...........          560          3,954
     Universal Corp. .............................          270         13,233
     Vector Group, Ltd. ..........................        1,170         20,767
                                                                    ----------
                                                                        37,954
                                                                    ----------
    TOTAL CONSUMER STAPLES ....................................        246,304
                                                                    ----------
  ENERGY -- 1.5%
    COAL & CONSUMABLE FUELS -- 0.2%
     Alpha Natural Resources, Inc.* ..............          280          3,984
     Evergreen Energy, Inc.* .....................           30            297
     James River Coal Co.* .......................           20            186
     Massey Energy Co. ...........................           20            464
     Pacific Ethanol, Inc.* ......................           10            154
     USEC, Inc.* .................................          700          8,904
     Westmoreland Coal Co.* ......................           30            590
                                                                    ----------
                                                                        14,579
                                                                    ----------
    INTEGRATED OIL & GAS -- 0.0%
     NGP Capital Resources Co. ...................           20            335
                                                                    ----------
    OIL & GAS DRILLING -- 0.1%
     Grey Wolf, Inc.* ............................          500          3,430
     Parker Drilling Co.* ........................           30            245
     Pioneer Drilling Co.* .......................           20            266
     Unit Corp.* .................................           10            484
                                                                    ----------
                                                                         4,425
                                                                    ----------

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- FUNDAMENTALLY WEIGHTED FUNDS / SMALL COMPANY FUND
--------------------------------------------------------------------------------
   INVESTMENTS / DECEMBER 31, 2006 (UNAUDITED) -- CONTINUED
--------------------------------------------------------------------------------

                                                                      VALUE
                                                         SHARES      (NOTE 2)
                                                         -------    ----------
    OIL & GAS EQUIPMENT & SERVICES -- 0.5%
     Bristow Group, Inc.* ........................           50     $    1,804
     CARBO Ceramics, Inc. ........................           80          2,990
     Dril-Quip, Inc* .............................           10            392
     Gulf Island Fabrication, Inc. ...............           10            369
     Hanover Compressor Co.* .....................           10            189
     Hydril Co.* .................................           60          4,511
     Input/Output, Inc.* .........................           20            273
     Lone Star Technologies, Inc.* ...............          100          4,841
     Lufkin Industries, Inc. .....................           30          1,742
     Matrix Service Co.* .........................           20            322
     NATCO Group, Inc.* ..........................           10            319
     Newpark Resources* ..........................           40            288
     Oil States International, Inc.* .............          100          3,223
     RPC, Inc. ...................................          150          2,532
     TETRA Technologies, Inc.* ...................           10            256
     Universal Compression Holdings, Inc.* .......           70          4,348
     W-H Energy Services, Inc.* ..................           10            487
                                                                    ----------
                                                                        28,886
                                                                    ----------
    OIL & GAS EXPLORATION & PRODUCTION -- 0.5%
     Atlas America, Inc.* ........................          150          7,645
     Berry Petroleum Co. - Class A ...............          150          4,652
     Bill Barret Corp.* ..........................           30            816
     Bois d'Arc Energy, Inc.* ....................           30            439
     Brigham Exploration Co.* ....................           30            219
     Callon Petroleum Co.* .......................           20            301
     Carrizo Oil & Gas, Inc.* ....................           10            290
     Cimarex Energy Co. ..........................           20            730
     Clayton Williams Energy, Inc.* ..............           10            363
     Comstock Resources, Inc.* ...................           20            621
     Delta Petroleum Corp.* ......................           10            232
     Edge Petroleum Corp.* .......................           10            182
     Encore Acquisition Co.* .....................           90          2,208
     Energy Partners, Ltd.* ......................           10            244
     Harvest Natural Resources* ..................          280          2,976
     McMoRan Exploration Co.* ....................           20            284
     Parallel Petroleum Corp.* ...................           10            176
     Penn Virginia Corp. .........................           50          3,502
     Petrohawk Energy Corp.* .....................           30            345
     Petroquest Energy, Inc.* ....................           20            255
     St. Mary Land & Exploration Co. .............           20            737
     Stone Energy Corp.* .........................           70          2,475
     Swift Energy Co.* ...........................           10            448


                                                                      VALUE
                                                         SHARES      (NOTE 2)
                                                         -------    ----------
    OIL & GAS EXPLORATION & PRODUCTION -- (CONTINUED)
     The Exploration Co. of Delaware, Inc.* ......           10     $      133
     Toreador Resources Corp.* ...................           10            258
     Warren Resources, Inc.* .....................           30            352
     Whiting Petroleum Corp.* ....................           50          2,330
                                                                    ----------
                                                                        33,213
                                                                    ----------
    OIL & GAS REFINING & MARKETING -- 0.1%
     World Fuel Services Corp. ...................          100          4,446
                                                                    ----------
    OIL & GAS STORAGE & TRANSPORTATION -- 0.1%
     Crosstex Energy, Inc. .......................          120          3,803
     Markwest Hydrocarbon, Inc. ..................           60          2,913
                                                                    ----------
                                                                         6,716
                                                                    ----------
    TOTAL ENERGY ..............................................        92,600
                                                                    ----------
  FINANCIALS -- 39.2%
    ASSET MANAGEMENT & CUSTODY BANKS -- 1.2%
     Apollo Investment Corp. .....................          390          8,736
     Ares Capital Corp. ..........................          400          7,644
     Calamos Asset Management, Inc. ..............          210          5,634
     Cohen & Steers, Inc. ........................          110          4,419
     GAMCO Investors, Inc. .......................          110          4,231
     Gladstone Capital Corp. .....................           20            477
     MCG Capital Corp. ...........................          900         18,288
     Technology Investment Capital
      Corp .......................................          430          6,940
     Waddell & Reed Financial, Inc. -
      Class A ....................................          530         14,501
                                                                    ----------
                                                                        70,870
                                                                    ----------
    CONSUMER FINANCE -- 0.8%
     Advance America Cash Advance Centers, Inc. ..          340          4,981
     Advanta Corp. - Class B .....................          100          4,363
     Asta Funding, Inc. ..........................           40          1,218
     Cash America International, Inc. ............          100          4,690
     Compucredit Corp.* ..........................          500         19,905
     Credit Acceptance Corp.* ....................          160          5,333
     Rewards Network, Inc.* ......................           40            278
     United PanAm Financial Corp.* ...............          120          1,651
     World Acceptance Corp.* .....................          100          4,695
                                                                    ----------
                                                                        47,114
                                                                    ----------

    The accompanying notes are an integral part of the financial statements.

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WILMINGTON FUNDS -- FUNDAMENTALLY WEIGHTED FUNDS / SMALL COMPANY FUND
--------------------------------------------------------------------------------
   INVESTMENTS / DECEMBER 31, 2006 (UNAUDITED) -- CONTINUED
--------------------------------------------------------------------------------

                                                                      VALUE
                                                         SHARES      (NOTE 2)
                                                         -------    ----------
    INSURANCE BROKERS -- 0.2%
     Hilb, Rogal & Hamilton Co. ..................          190     $    8,003
     National Financial Partners Corp. ...........          100          4,397
     USI Holdings Corp.* .........................          140          2,150
                                                                    ----------
                                                                        14,550
                                                                    ----------
    INVESTMENT BANKING & BROKERAGE -- 0.3%
     Knight Capital Group, Inc. -
      Class A* ...................................          210          4,026
     Labranche & Co., Inc.* ......................          700          6,881
     Marketaxess Holdings, Inc.* .................           10            136
     optionsXpress Holdings, Inc. ................          100          2,269
     Piper Jaffray Cos., Inc.* ...................           50          3,257
     Sanders Morris Harris Group, Inc. ...........           10            128
     SWS Group, Inc. .............................          110          3,927
                                                                    ----------
                                                                        20,624
                                                                    ----------
    LIFE & HEALTH INSURANCE -- 1.4%
     American Equity Investment Life Holding Co. .          160          2,085
     Delphi Financial Group, Inc. - Class A ......          370         14,970
     FBL Financial Group, Inc. ...................          290         11,333
     Great American Financial Resources, Inc. ....        1,040         23,972
     Independence Holding Co. ....................           70          1,528
     Kansas City Life Insurance Co. ..............          120          6,010
     National Western Life Insurance Co. .........           30          6,904
     Presidential Life Corp. .....................          190          4,171
     The Phoenix Cos., Inc. ......................          910         14,460
                                                                    ----------
                                                                        85,433
                                                                    ----------
    MULTI-LINE INSURANCE -- 0.2%
     Horace Mann Educators Corp. .................          660         13,332
                                                                    ----------
    MULTI-SECTOR HOLDINGS -- 0.0%
     Resource America, Inc. ......................           10            264
                                                                    ----------
    PROPERTY & CASUALTY INSURANCE -- 4.3%
     21st Century Insurance Group ................          630         11,120
     Affirmative Insurance Holdings, Inc. ........          120          1,952
     Alfa Corp. ..................................          740         13,920
                                                                    ----------


                                                                      VALUE
                                                         SHARES      (NOTE 2)
                                                         -------    ----------
     PROPERTY & CASUALTY INSURANCE -- (CONTINUED)
     American Physicians Capital, Inc.* ..........           30     $    1,201
     Argonaut Group, Inc.* .......................          340         11,852
     Baldwin & Lyons, Inc. - Class B .............          240          6,130
     Bristol West Holdings, Inc. .................          330          5,224
     CNA Surety Corp.* ...........................          250          5,375
     Commerce Group, Inc. ........................          810         24,098
     EMC Insurance Group, Inc. ...................          210          7,165
     FPIC Insurance Group, Inc.* .................           20            779
     Harleysville Group, Inc. ....................          300         10,446
     Infinity Property & Casual Corp. ............           60          2,903
     LandAmerica Financial Group, Inc. ...........          220         13,884
     Meadowbrook Insurance Group, Inc.* ..........          190          1,879
     Midland Co. .................................          200          8,390
     National Interstate Corp. ...................           60          1,458
     Navigators Group, Inc.* .....................          130          6,263
     Ohio Casualty Corp. .........................          480         14,309
     PMA Capital Corp.* ..........................           30            277
     ProAssurance Corp.* .........................          270         13,478
     RLI Corp. ...................................          220         12,412
     Safety Insurance Group, Inc. ................          120          6,085
     Selective Insurance Group, Inc. .............          370         21,197
     State Auto Financial Corp. ..................          330         11,461
     Stewart Information Services Corp. ..........          270         11,707
     Tower Group, Inc. ...........................           90          2,796
     Triad Guaranty, Inc.* .......................           80          4,390
     United Fire & Casualty Co. ..................          230          8,108
     Zenith National Insurance Corp. .............          450         21,110
                                                                    ----------
                                                                       261,369
                                                                    ----------
    REAL ESTATE INVESTMENT TRUSTS -- 18.7%
     Acadia Realty Trust .........................          170          4,253
     Alexandria Real Estate Equities, Inc. .......          180         18,072
     American Campus Communities, Inc. ...........           60          1,708
     American Financial Realty Trust .............        1,430         16,359
     American Home Mortgage Investment Corp. .....          880         30,906
     Anthracite Capital, Inc. ....................        1,430         18,204
     Anworth Mortgage Asset Corp. ................        1,280         12,173
     Arbor Realty Trust, Inc. ....................          570         17,151

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- FUNDAMENTALLY WEIGHTED FUNDS / SMALL COMPANY FUND
--------------------------------------------------------------------------------
   INVESTMENTS / DECEMBER 31, 2006 (UNAUDITED) -- CONTINUED
--------------------------------------------------------------------------------

                                                                      VALUE
                                                         SHARES      (NOTE 2)
                                                         -------    ----------
    REAL ESTATE INVESTMENT TRUSTS -- (CONTINUED)
     Ashford Hospitality Trust ...................          360     $    4,482
     BioMed Realty Trust, Inc. ...................          110          3,146
     Capital Lease Funding, Inc. .................          500          5,800
     Capital Trust, Inc. .........................          110          5,493
     Cedar Shopping Centers, Inc. ................          170          2,705
     Colonial Properties Trust ...................           30          1,406
     Corporate Office Properties Trust ...........          290         14,636
     Cousins Properties, Inc. ....................          920         32,448
     Cresent Real Estate Equities Co. ............          440          8,690
     DiamondRock Hospitality Co. .................           20            360
     Digital Realty Trust, Inc. ..................          350         11,981
     Eastgroup Properties, Inc. ..................          210         11,248
     Education Realty Trust Inc. .................          120          1,772
     Entertainment Properties Trust ..............          280         16,363
     Equity Inns, Inc. ...........................          570          9,097
     Equity Lifestyle Properties, Inc. ...........           80          4,354
     Equity One, Inc. ............................          800         21,328
     Extra Space Storage, Inc. ...................          220          4,017
     FelCor Lodging Trust, Inc. ..................          690         15,070
     Fieldstone Investment Corp. .................        1,850          8,103
     First Industrial ............................          790         37,043
     First Potomac Realty Trust ..................           50          1,456
     Friedman Billings Ramsey
      Group, Inc. ................................        3,650         29,200
     Getty Realty Corp. ..........................          670         20,703
     Glimcher Realty Trust .......................        1,070         28,580
     GMH Communities Trust .......................          350          3,553
     Gramercy Capital Corp. ......................          200          6,178
     Healthcare Realty Trust, Inc. ...............          710         28,073
     Hersha Hospitality Trust ....................          280          3,175
     Highland Hospitality Corp. ..................          210          2,993
     Home Properties, Inc. .......................          500         29,635
     IMPAC Mortgage Holdings, Inc. ...............        3,160         27,808
     Inland Real Estate Corp. ....................          480          8,986
     Innkeepers USA Trust ........................          650         10,075
     Investors Real Estate Trust .................        2,130         21,854
     Kite Realty Group Trust .....................           20            372
     LaSalle Hotel Properties ....................          210          9,629
     Lexington Realty Trust ......................        1,260         28,249
     LTC Properties, Inc. ........................          350          9,559
     Luminent Mortgage Capital, Inc. .............          500          4,855
     Maguire Properties, Inc. ....................          330         13,200
     MFA Mortgage Investments, Inc. ..............        1,810         13,919
     Mid-America Apartment Communities, Inc. .....          270         15,455


                                                                      VALUE
                                                         SHARES      (NOTE 2)
                                                         -------    ----------
    REAL ESTATE INVESTMENT TRUSTS -- (CONTINUED)
     National Health Investors, Inc. .............          370     $   12,210
     National Retail Properties, Inc. ............          680         15,606
     Nationwide Health Properties, Inc. ..........          920         27,802
     New Century Financial Corp. .................           30            948
     NewCastle Investment Corp. ..................          710         22,237
     NorthStar Realty Finance Corp. ..............          940         15,576
     Novastar Financial, Inc. ....................          990         26,384
     Omega Healthcare Investors, Inc. ............          630         11,164
     Parkway Properties, Inc. ....................          240         12,242
     Pennsylvania Real Estate Investment Trust ...          430         16,933
     Post Properties, Inc. .......................          460         21,022
     Potlatch Corp. ..............................          550         24,101
     PS Business Parks, Inc. .....................          300         21,213
     RAIT Financial Trust ........................          390         13,447
     Ramco-Gershenson Properties Trust ...........          210          8,009
     Realty Income Corp. .........................        1,000         27,700
     Redwood Trust, Inc. .........................          490         28,459
     Saul Centers, Inc. ..........................           80          4,415
     Senior Housing Properties Trust .............          780         19,094
     Sovran Self Storage, Inc. ...................          170          9,738
     Spirit Finance Corp. ........................          710          8,854
     Strategic Hotel Capital, Inc. ...............          660         14,381
     Sun Communities, Inc. .......................          500         16,180
     Sunstone Hotel Investors, Inc. ..............          800         21,384
     Tanger Factory Outlet Centers, Inc. .........          230          8,988
     The Mills Corp. .............................        2,100         42,000
     U-Store-It Trust ............................          160          3,288
     Universal Health Realty Income Trust ........          160          6,237
     Washington Real Estate Investment Trust .....          360         14,400
     Winston Hotels, Inc. ........................          470          6,228
                                                                    ----------
                                                                     1,136,115
                                                                    ----------
    REAL ESTATE MANAGEMENT & DEVELOPMENT -- 0.0%
     Affordable Residential Communities L.P.* ....          200          2,330
     Move, Inc.* .................................           40            220
                                                                    ----------
                                                                         2,550
                                                                    ----------

    The accompanying notes are an integral part of the financial statements.

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WILMINGTON FUNDS -- FUNDAMENTALLY WEIGHTED FUNDS / SMALL COMPANY FUND
--------------------------------------------------------------------------------
   INVESTMENTS / DECEMBER 31, 2006 (UNAUDITED) -- CONTINUED
--------------------------------------------------------------------------------

                                                                      VALUE
                                                         SHARES      (NOTE 2)
                                                         -------    ----------
    REGIONAL BANKS -- 8.1%
     1st Source Corp. ............................           80     $    2,570
     Alabama National Bancorp ....................           60          4,124
     Amcore Financial, Inc. ......................          120          3,920
     Ameris Bancorp ..............................           60          1,691
     Arrow Financial Corp. .......................          130          3,220
     Bancfirst Corp. .............................           40          2,160
     Bank of Granite Corp. .......................           80          1,518
     Bank of the Ozarks, Inc. ....................           40          1,322
     Banner Corp. ................................           50          2,217
     Boston Private Financial Holdings, Inc. .....           70          1,975
     Cadence Financial Corp. .....................          130          2,817
     Camden National Corp. .......................           40          1,845
     Capital City Bank Group, Inc. ...............           80          2,824
     Capitol Bancorp, Ltd. .......................           50          2,310
     Cascade Bancorp .............................           50          1,552
     Cathay General Bancorp ......................           90          3,106
     Central Pacific Financial Corp. .............          100          3,876
     Chemical Financial Corp. ....................          210          6,993
     Chittenden Corp. ............................          260          7,979
     Citizens Banking Corp. ......................          470         12,455
     City Holding Co. ............................           50          2,045
     Community Bank Systems, Inc. ................          230          5,290
     Community Banks, Inc. .......................          110          3,054
     Community Trust Bancorp, Inc. ...............           90          3,738
     CVB Financial Corp. .........................          420          6,073
     Enterprise Financial Services Corp. .........          100          3,258
     Farmers Capital Bank Corp. ..................           60          2,048
     First Bancorp/North Carolina ................          110          2,402
     First Bancorp/Puerto Rico ...................          700          6,671
     First Charter Corp. .........................          390          9,594
     First Commonwealth Financial Corp. ..........          990         13,296
     First Community Bancorp, Inc. ...............           30          1,568
     First Community Bancshares, Inc. ............           70          2,769
     First Financial Bancorp .....................          410          6,810
     First Financial Bankshares, Inc. ............          120          5,023
     First Financial Corp./Indiana ...............           90          3,190
     First Indiana Corp. .........................           90          2,282
     First Merchants Corp. .......................          190          5,166
     First Midwest Bancorp, Inc. .................          270         10,444
     First Republic Bank .........................           60          2,345
     FirstMerit Corp. ............................        1,030         24,864


                                                                      VALUE
                                                         SHARES      (NOTE 2)
                                                         -------    ----------
    REGIONAL BANKS -- (CONTINUED)
     FNB Corp. ...................................          880     $   16,078
     Frontier Financial Corp. ....................          160          4,677
     Glacier Bancorp, Inc. .......................          170          4,155
     Great Southern Bancorp, Inc. ................           70          2,066
     Greater Bay Bancorp .........................          290          7,636
     Hancock Holding Co. .........................           90          4,756
     Hanmi Financial Corp. .......................           80          1,802
     Harleysville National Corp. .................          240          4,634
     Heritage Commerce Corp. .....................          340          9,058
     Horizon Financial Corp ......................           10            241
     IBERIABANK Corp. ............................           30          1,772
     Independent Bank Corp./Massachussetts .......           60          2,162
     Independent Bank Corp./Michigan .............          170          4,299
     Integra Bank Corp. ..........................          120          3,302
     International Bancshares Corp. ..............          420         12,982
     Irwin Financial Corp. .......................          180          4,073
     Lakeland Bancorp, Inc. ......................           40            596
     MainSource Financial Group, Inc. ............           95          1,601
     MBT Financial Corp. .........................          250          3,830
     Midwest Banc Holdings Inc. ..................           70          1,663
     National Penn Bancshares, Inc. ..............          300          6,075
     NBT Bancorp, Inc. ...........................          240          6,122
     Old National Bancorp/Indiana ................          770         14,568
     Omega Financial Corp. .......................           90          2,873
     Oriental Financial Group ....................          380          4,921
     Pacific Capital Bancorp .....................          320         10,746
     Park National Corp. .........................          120         11,880
     Peoples Bancorp,Inc./Ohio ...................           90          2,673
     Prosperity Bancshares, Inc. .................           40          1,380
     Provident Bankshares Corp. ..................          200          7,120
     R-G Financial Corp. .........................          890          6,808
     Renasant Corp. ..............................           70          2,144
     Republic Bancorp, Inc./Kentucky .............           90          2,258
     Royal Bancshares of Pennsylvania ............          157          4,139
     S&T Bancorp, Inc. ...........................          210          7,281
     S.Y. Bancorp, Inc. ..........................           30            840
     Sandy Springs Bancorp, Inc. .................           80          3,054
     Santander BanCorp ...........................          330          5,890
     SCBT Financial Corp. ........................           30          1,252

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- FUNDAMENTALLY WEIGHTED FUNDS / SMALL COMPANY FUND
--------------------------------------------------------------------------------
   INVESTMENTS / DECEMBER 31, 2006 (UNAUDITED) -- CONTINUED

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                                      VALUE
                                                         SHARES      (NOTE 2)
                                                         -------    ----------
    REGIONAL BANKS -- (CONTINUED)
     Seacoast Banking Corp. of Florida ...........           60     $    1,488
     Simmons First National Corp. ................           70          2,208
     Sterling Bancorp ............................          160          3,152
     Sterling Bancshares, Inc. ...................          190          2,474
     Sterling Financial Corp./Pensylvania ........          120          2,840
     Sterling Financial Corp./Washington .........           60          2,029
     Suffolk Bancorp .............................           60          2,288
     Susquehanna Bancshares, Inc. ................          380         10,214
     The Bancorp Bank* ...........................           10            296
     The South Financial Group, Inc. .............           40          1,064
     Tompkins Trustco, Inc. ......................           50          2,272
     Trico Bancshares ............................           40          1,088
     TrustCo Bank Corp. NY .......................        1,040         11,565
     Trustmark Corp. .............................          350         11,448
     UCBH Holdings, Inc. .........................          140          2,458
     UMB Financial Corp. .........................          120          4,381
     Umpqua Holdings Corp. .......................           90          2,649
     Union Bankshares Corp. ......................           40          1,224
     United Bankshares, Inc. .....................          320         12,368
     United Community Banks, Inc./Georgia ........           80          2,586
     Univest Corp. of PA .........................           70          2,134
     USB Holding Co., Inc. .......................           70          1,687
     Virginia Financial Group, Inc. ..............           30            840
     Washington Trust Bancorp, Inc. ..............          100          2,789
     WesBanco, Inc. ..............................          180          6,035
     West Bancorp, Inc. ..........................          140          2,489
     West Coast Bancorp/Oregon ...................           50          1,732
     Westamerica Bancorp .........................          170          8,607
     Wintrust Financial Corp. ....................           30          1,441
                                                                    ----------
                                                                       493,657
                                                                    ----------
    REINSURANCE -- 0.5%
     Odyssey Re Holdings Corp. ...................          870         32,451
                                                                    ----------
    SPECIALIZED FINANCE -- 0.2%
     Financial Federal Corp. .....................          150          4,411
     International Securities Exchange
      Holdings, Inc. .............................           40          1,872
     Marlin Business Services Corp.* .............           10            240
     Medallion Financial Corp. ...................          130          1,608


                                                                      VALUE
                                                         SHARES      (NOTE 2)
                                                         -------    ----------
    SPECIALIZED FINANCE -- (CONTINUED)
     Portfolio Recovery Associates, Inc.* ........           50     $    2,335
                                                                    ----------
                                                                        10,466
                                                                    ----------
    SPECIALIZED FINANCE -- 0.1%
     Asset Acceptance Capital Corp.* .............          160          2,691
                                                                    ----------
    THRIFTS & MORTGAGE FINANCE -- 3.2%
     Accredited Home Lenders Holding Co.* ........           70          1,910
     Anchor BanCorp Wisconsin, Inc.* .............          160          4,611
     Bank Mutual Corp. ...........................          230          2,785
     BankAtlantic Bancorp, Inc. - Class A ........          300          4,143
     BankUnited Financial Corp. - Class A ........           10            280
     Brookline Bancorp, Inc. .....................          520          6,848
     Charter Financial Corp./Georgia .............          140          7,213
     CharterMac ..................................        1,210         25,979
     City Bank/Lynnwood, Washington ..............          120          4,296
     Coastal Financial Corp. .....................           30            503
     Corus Bankshares, Inc. ......................          350          8,074
     Dime Community Bancshares ...................          510          7,145
     Downey Financial Corp. ......................           70          5,081
     Federal Agricultural Mortgage Corp. .........          180          4,883
     First Busey Corp. ...........................           90          2,075
     First Financial Holdings, Inc. ..............           90          3,526
     First Niagara Financial Group, Inc. .........          240          3,566
     First Place Financial Corp. .................           50          1,175
     FirstFed Financial Corp.* ...................           20          1,339
     Flagstar Bancorp, Inc. ......................        1,030         15,285
     Flushing Financial Corp. ....................          140          2,390
     Fremont General Corp. .......................          710         11,509
     MAF Bancorp, Inc. ...........................          350         15,641
     NASB Financial, Inc. ........................           60          2,481
     NewAlliance Bancshares, Inc. ................        1,260         20,664
     Northwest Bancorp, Inc. .....................          220          6,041
     OceanFirst Financial Corp. ..................          150          3,439
     Ocwen Financial Corp.* ......................           20            317

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- FUNDAMENTALLY WEIGHTED FUNDS / SMALL COMPANY FUND
--------------------------------------------------------------------------------
   INVESTMENTS / DECEMBER 31, 2006 (UNAUDITED) -- CONTINUED

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                                      VALUE
                                                         SHARES      (NOTE 2)
                                                         -------    ----------
    THRIFTS & MORTGAGE FINANCE -- (CONTINUED)
     Partners Trust Financial Group, Inc. ........          190     $    2,212
     PFF Bancorp, Inc. ...........................          100          3,451
     Provident New York Bancorp ..................          110          1,648
     Star States Corp. ...........................           10            669
     United Community Financial Corp. ............          190          2,326
     W Holding Co., Inc. .........................        1,410          8,404
     Willow Financial Bancorp, Inc. ..............           30            448
                                                                    ----------
                                                                       192,357
                                                                    ----------
    TOTAL FINANCIALS ..........................................      2,383,843
                                                                    ----------
  HEALTH CARE -- 4.2%
    BIOTECHNOLOGY -- 0.2%
     Acadia Pharmaceuticals, Inc.* ...............           30            264
     Affymetrix, Inc.* ...........................           90          2,076
     Alkermes, Inc.* .............................           30            401
     Applera Corp. - Celera Group* ...............           10            140
     Arena Pharmaceuticals, Inc.* ................           20            258
     ArQule, Inc.* ...............................           40            237
     Array Biopharma, Inc.* ......................           20            258
     BioCryst Pharmaceuticals, Inc.* .............           30            347
     Cambrex Corp. ...............................           70          1,591
     CV Therapeutics, Inc.* ......................           20            279
     Digene Corp.* ...............................           10            479
     Encysive Pharmaceuticals, Inc.* .............           30            126
     GTx, Inc.* ..................................           10            178
     Human Genome Sciencs, Inc.* .................           10            124
     Idenix Pharmaceuticals, Inc.* ...............           20            174
     Illumina, Inc.* .............................           10            393
     Incyte Corp.* ...............................           20            117
     Indevus Pharmaceuticals, Inc.* ..............           20            142
     InterMune, Inc.* ............................           20            615
     Isis Pharmaceuticals, Inc.* .................           10            111
     Keryx Biopharmaceuticals, Inc* ..............           20            266
     MannKind Corp.* .............................           10            165
     Martek Bioscience Corp.* ....................           10            233
     Medarex, Inc.* ..............................           20            296
     Nabi Biopharmaceuticals* ....................           30            203
     Neurocrine Biosciences, Inc.* ...............           10            104
     Northfield Laboratories, Inc.* ..............           10             41
     Onyx Pharmaceuticals, Inc.* .................           10            106
     OSI Pharmaceuticals, Inc.* ..................           10            350


                                                                      VALUE
                                                         SHARES      (NOTE 2)
                                                         -------    ----------
    BIOTECHNOLOGY -- (CONTINUED)
     Panacos Pharmaceuticals, Inc.* ..............           20     $       80
     Regeneron Pharmaceuticals, Inc.* ............           10            201
     Rigel Pharmaceuticals, Inc.* ................           10            119
     Sangamo Biosciences, Inc.* ..................           20            132
     Savient Pharmaceuticals, Inc.* ..............           10            112
                                                                    ----------
                                                                        10,718
                                                                    ----------
    HEALTH CARE DISTRIBUTORS -- 0.1%
     Owens & Minor, Inc. .........................          220          6,879
     PSS World Medical, Inc.* ....................          100          1,953
                                                                    ----------
                                                                         8,832
                                                                    ----------
    HEALTH CARE EQUIPMENT -- 1.1%
     American Medical Systems Holdings, Inc.* ....          120          2,222
     Analogic Corp. ..............................           70          3,930
     AngioDynamics, Inc.* ........................           20            430
     Aspect Medical Systems, Inc.* ...............           20            376
     Bio-Rad Laboratories, Inc.* .................           60          4,951
     Biolase Technology, Inc.* ...................           30            263
     Candela Corp.* ..............................           20            247
     Conmed Corp.* ...............................          130          3,006
     Cyberonics, Inc.* ...........................           10            206
     Datascope Corp. .............................          100          3,644
     DexCom, Inc.* ...............................           20            197
     Dionex Corp.* ...............................           50          2,836
     Foxhollow Technologies, Inc.* ...............           10            216
     HealthTronics, Inc.* ........................          340          2,264
     Hologic, Inc.* ..............................           70          3,310
     Integra LifeSciences Holdings Corp.* ........           10            426
     International Remote Imaging Systems, Inc.* .           20            253
     Invacare Corp. ..............................          220          5,401
     Kyphon, Inc.* ...............................           20            808
     Mentor Corp. ................................          230         11,240
     Meridian Diagnostics, Inc. ..................           70          1,717
     Neurometrix, Inc.* ..........................           10            149
     Osteotech, Inc.* ............................           20            113
     Palomar Medical Technologies, Inc.* .........           40          2,027
     Quidel Corp.* ...............................           10            136
     Sirona Dental Systems, Inc. .................           10            385
     Stereotaxis Inc* ............................           20            206

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- FUNDAMENTALLY WEIGHTED FUNDS / SMALL COMPANY FUND
--------------------------------------------------------------------------------
   INVESTMENTS / DECEMBER 31, 2006 (UNAUDITED) -- CONTINUED
--------------------------------------------------------------------------------

                                                                      VALUE
                                                         SHARES      (NOTE 2)
                                                         -------    ----------
    HEALTH CARE EQUIPMENT -- (CONTINUED)
     STERIS Corp. ................................          250     $    6,293
     Symmetry Medical, Inc.* .....................           20            277
     Thoratec Corp.* .............................           10            176
     Varian, Inc.* ...............................           90          4,031
     Vital Signs, Inc. ...........................           30          1,498
     Wilson Greatbatch Technologies, Inc.* .......           10            269
     Zoll Medical Corp.* .........................           10            582
                                                                    ----------
                                                                        64,085
                                                                    ----------
    HEALTH CARE FACILITIES -- 0.6%
     AmSurg Corp.* ...............................          100          2,300
     Capital Senior Living Corp.* ................           40            426
     Genesis Healthcare Corp.* ...................           40          1,889
     Kindred Healthcare, Inc.* ...................          270          6,817
     LCA-Vision, Inc. ............................           40          1,374
     Medcath Corp.* ..............................           10            274
     National HealthCare Corp. ...................           40          2,208
     Odyssey Healthcare, Inc.* ...................          150          1,989
     Psychiatric Solutions, Inc.* ................           60          2,251
     Radiation Therapy Services, Inc.* ...........           60          1,891
     Stewart Enterprises, Inc. ...................          670          4,188
     Sunrise Senior Living, Inc.* ................          160          4,915
     Symbion, Inc.* ..............................           10            185
     United Surgical Partners
      International, Inc.* .......................          150          4,253
                                                                    ----------
                                                                        34,960
                                                                    ----------
    HEALTH CARE SERVICES -- 0.9%
     Air Methods Corp.* ..........................           20            558
     Alliance Imaging, Inc.* .....................          350          2,328
     AMN Healthcare Services, Inc.* ..............          110          3,029
     Apria Healthcare Group, Inc.* ...............          400         10,660
     Chemed Corp. ................................          100          3,698
     Computer Programs and Systems, Inc. .........           60          2,039
     Corvel Corp.* ...............................           10            476
     Cross Country Healthcare, Inc.* .............          150          3,273
     Cryolife, Inc.* .............................           20            153
     Dendrite International, Inc.* ...............          230          2,463
     Gentiva Health Services, Inc.* ..............          540         10,292
     HealthExtras, Inc.* .........................           10            241
     Healthways, Inc.* ...........................           30          1,431
     Horizon Health Corp.* .......................           10            196


                                                                      VALUE
                                                         SHARES      (NOTE 2)
                                                         -------    ----------
    HEALTH CARE SERVICES -- (CONTINUED)
     Inventiv Health, Inc.* ......................           60     $    2,121
     Landauer, Inc. ..............................           50          2,623
     Matria Healthcare, Inc* .....................           10            287
     Merge Technologies, Inc.* ...................           30            197
     Phase Forward, Inc.* ........................           10            150
     RehabCare Group, Inc.* ......................          120          1,782
     Res-Care Inc.* ..............................           90          1,634
     The Advisory Board Co.* .....................           40          2,142
     Trizetto Group, Inc.* .......................           10            184
     VistaCare, Inc.* ............................           10            102
                                                                    ----------
                                                                        52,059
                                                                    ----------
    HEALTH CARE SUPPLIES -- 0.3%
     Align Technology, Inc.* .....................           20            279
     Arrow International, Inc. ...................          170          6,015
     Cerus Corp.* ................................           30            176
     DJ Orthopedics, Inc.* .......................           40          1,713
     Haemonetics Corp.* ..........................           50          2,251
     Immucor, Inc.* ..............................           80          2,338
     Inverness Medical Innovations, Inc.* ........           10            387
     OraSure Technologies, Inc.* .................           20            165
     PolyMedica Corp. ............................           60          2,425
     West Pharmaceutical Services, Inc. ..........          110          5,635
                                                                    ----------
                                                                        21,384
                                                                    ----------
    HEALTH CARE TECHNOLOGY -- 0.0%
     Allscripts Healthcare Solutions, Inc.* ......           10            270
     Eclipsys Corp.* .............................           10            206
     Omnicell, Inc.* .............................           10            186
                                                                    ----------
                                                                           662
                                                                    ----------
    LIFE SCIENCES TOOLS & SERVICES -- 0.0%
     Bruker Biosciences Corp.* ...................           10             75
     Diversa Corp.* ..............................           20            217
     eResearch Technology, Inc.* .................           30            202
     Exelixis, Inc.* .............................           40            360
     Luminex, Corp.* .............................           10            127
     Molecular Devices Corp.* ....................           10            211
     Nektar Therapeutics* ........................           10            152
                                                                    ----------
                                                                         1,344
                                                                    ----------

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- FUNDAMENTALLY WEIGHTED FUNDS / SMALL COMPANY FUND
--------------------------------------------------------------------------------
   INVESTMENTS / DECEMBER 31, 2006 (UNAUDITED) -- CONTINUED
--------------------------------------------------------------------------------

                                                                      VALUE
                                                         SHARES      (NOTE 2)
                                                         -------    ----------
    MANAGED HEALTH CARE -- 0.4%
     AMERIGROUP Corp.* ...........................          250     $    8,972
     Centene Corp.* ..............................          190          4,668
     Magellan Health Services, Inc.* .............          180          7,780
     Molina Healthcare* ..........................           90          2,926
                                                                    ----------
                                                                        24,346
                                                                    ----------
    PHARMACEUTICALS -- 0.6%
     Adolor Corp.* ...............................           30            226
     Alexion Pharmaceuticals, Inc.* ..............           20            808
     Alpharma, Inc. ..............................          310          7,471
     Atherogenics, Inc.* .........................           20            198
     Bentley Pharmaceuticals, Inc.* ..............           30            305
     Bradley Pharmamaceuticals, Inc.* ............          110          2,264
     Emisphere Technologies, Inc.* ...............           20            106
     Hi-Tech Pharmacal Co., Inc.* ................           20            243
     Medicis Pharmaceutical Corp. ................          250          8,783
     MGI Pharma, Inc.* ...........................           10            184
     New River Pharmaceuticals, Inc.* ............           10            547
     Par Pharmaceutical Co., Inc.* ...............          130          2,908
     Perrigo Co. .................................          260          4,498
     Pozen, Inc.* ................................           10            170
     Salix Pharmaceuticals, Ltd.* ................           20            243
     Sciele Pharmaceutical Co.* ..................          110          2,640
     Valeant Pharmaceuticals International .......          330          5,689
                                                                    ----------
                                                                        37,283
                                                                    ----------
    TOTAL HEALTH CARE .........................................        255,673
                                                                    ----------
  INDUSTRIALS -- 11.1%
    AEROSPACE & DEFENSE -- 0.7%
     AAR Corp.* ..................................           20            584
     Applied Signal Technology, Inc. .............           40            562
     BE Aerospace, Inc* ..........................           10            257
     Ceradyne, Inc.* .............................           10            565
     Cubic Corp. .................................          120          2,604
     Curtiss Wright Corp. ........................          200          7,416
     EDO Corp. ...................................           90          2,137
     Esterline Technologies Corp.* ...............           80          3,218
     Gencorp, Inc.* ..............................           30            421
     Heico Corp New Common .......................           60          2,330
     Herley Industries, Inc.* ....................           20            324
     Hexcel Corp.* ...............................          190          3,308
     Kaman Corp. - Class A .......................          120          2,687


                                                                      VALUE
                                                         SHARES      (NOTE 2)
                                                         -------    ----------
    AEROSPACE & DEFENSE -- (CONTINUED)
     Ladish Co., Inc.* ...........................           10     $      371
     Moog, Inc. - Class A* .......................           10            382
     MTC Technologies, Inc.* .....................           10            235
     Orbital Sciences Corp.* .....................          120          2,213
     Sequa Corp. - Class A* ......................           30          3,452
     Taser International, Inc.* ..................           40            304
     Teledyne Technologies, Inc.* ................          110          4,414
     Triumph Group, Inc. .........................           80          4,194
     United Industrial Corp. .....................           30          1,522
                                                                    ----------
                                                                        43,500
                                                                    ----------
    AIR FREIGHT & LOGISTICS -- 0.2%
     ABX Air, Inc.* ..............................          120            832
     EGL, Inc.* ..................................          130          3,871
     Forward Air Corp. ...........................           70          2,025
     Hub Group, Inc. - Class A* ..................           10            276
     Pacer International, Inc. ...................          130          3,870
                                                                    ----------
                                                                        10,874
                                                                    ----------
    AIRLINES -- 0.3%
     AirTran Holdings, Inc.* .....................           30            352
     Alaska Air Group, Inc.* .....................           20            790
     ExpressJet Holdings, Inc.* ..................        1,320         10,692
     Frontier Airlines Holdings, Inc.* ...........           90            666
     JetBlue Airways Corp.* ......................           20            284
     Mesa Air Group, Inc.* .......................           90            771
     Republic Airways Holdings, Inc.* ............          210          3,524
     SkyWest, Inc. ...............................          160          4,082
                                                                    ----------
                                                                        21,161
                                                                    ----------
    BUILDING PRODUCTS -- 0.5%
     American Woodmark Corp. .....................           60          2,511
     Ameron International Corp ...................           50          3,818
     Apogee Enterprises, Inc. ....................          150          2,897
     ElkCorp .....................................           70          2,876
     Griffon Corp.* ..............................          120          3,060
     Lennox International, Inc. ..................           10            306
     NCI Building Systems, Inc.* .................           60          3,105
     Simpson Manufacturing Company, Inc. .........          180          5,697
     Trex Co., Inc.* .............................           70          1,602
     Universal Forest Products, Inc. .............           80          3,730
                                                                    ----------
                                                                        29,602
                                                                    ----------

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- FUNDAMENTALLY WEIGHTED FUNDS / SMALL COMPANY FUND
--------------------------------------------------------------------------------
   INVESTMENTS / DECEMBER 31, 2006 (UNAUDITED) -- CONTINUED
--------------------------------------------------------------------------------

                                                                      VALUE
                                                         SHARES      (NOTE 2)
                                                         -------    ----------
    COMMERCIAL PRINTING -- 1.2%
     Bowne & Co., Inc. ...........................          120     $    1,913
     Cenveo, Inc.* ...............................           10            212
     Consolidated Graphics, Inc.* ................           60          3,544
     Deluxe Corp. ................................        1,680         42,336
     Ennis, Inc. .................................          180          4,403
     Harland Co. .................................          210         10,542
     M&F Worldwide Corp.* ........................          170          4,294
     Standard Register Co. .......................          560          6,720
                                                                    ----------
                                                                        73,964
                                                                    ----------
    COMMERCIAL SERVICES & SUPPLIES -- 0.0%
     Resources Connection, Inc.* .................           80          2,547
                                                                    ----------
    CONSTRUCTION & ENGINEERING -- 0.4%
     Comfort Systems USA, Inc. ...................           40            506
     EMCOR Group, Inc.* ..........................          120          6,822
     Granite Construction, Inc. ..................          190          9,561
     Infrasource Services, Inc.* .................           20            435
     The Shaw Group, Inc.* .......................           10            335
     Washington Group International, Inc.* .......           10            598
     Westinghouse Air Brake Co. ..................          100          3,038
                                                                    ----------
                                                                        21,295
                                                                    ----------
    CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS -- 0.5%
     A.S.V., Inc.* ...............................           20            325
     Accuride Corp.* .............................          190          2,140
     Astec Industries, Inc.* .....................           20            702
     Blount International, Inc.* .................          250          3,365
     Bucyrus International, Inc. .................           20          1,035
     Cascade Corp. ...............................           60          3,174
     Federal Signal Corp. ........................          450          7,218
     Freightcar America, Inc. ....................           40          2,218
     Gehl Co.* ...................................           10            275
     Greenbrier Cos., Inc. .......................           10            300
     Lindsay Manufacturing Co. ...................           10            327
     NACCO Industries, Inc. ......................           60          8,196
     Navistar International Corp.* ...............           30          1,003
     The Manitowoc Co., Inc. .....................           10            594
     Wabash National Corp. .......................           10            151
                                                                    ----------
                                                                        31,023
                                                                    ----------
    DISTRIBUTORS -- 0.0%
     Source Interlink Cos., Inc.* ................           40            326
                                                                    ----------


                                                                      VALUE
                                                         SHARES      (NOTE 2)
                                                         -------    ----------
    DIVERSIFIED COMMERCIAL & PROFESSIONAL SERVICES -- 1.1%
     Amrep Corp. .................................           80     $    9,800
     Angelica Corp. ..............................           30            774
     CBIZ, Inc.* .................................          240          1,673
     Coinstar, Inc.* .............................           90          2,751
     CoStar Group, Inc.* .........................           10            536
     Diamond Management &
      Technology Consultants, Inc. ...............           20            249
     First Advantage Corp.* ......................           20            459
     First Consulting Group, Inc.* ...............           10            138
     FTI Consulting, Inc.* .......................          140          3,905
     G & K Services, Inc. - Class A ..............          110          4,278
     Healthcare Services Group, Inc. .............           70          2,027
     Huron Consulting Group, Inc.* ...............           10            453
     McGrath RentCorp ............................          110          3,369
     Navigant Consulting, Inc.* ..................          110          2,174
     PHH Corp.* ..................................          370         10,682
     Schawk, Inc. ................................          110          2,149
     School Specialty, Inc.* .....................          180          6,748
     Spherion Corp.* .............................           50            372
     Teletech Holdings, Inc.* ....................          130          3,104
     Tetra Tech, Inc.* ...........................           80          1,447
     The Geo Group, Inc.* ........................           10            375
     United Stationers, Inc.* ....................          160          7,471
                                                                    ----------
                                                                        64,934
                                                                    ----------
    ELECTRICAL COMPONENTS & EQUIPMENT -- 1.1%
     Acuity Brands, Inc. .........................          270         14,051
     American Superconductor Co.* ................           20            196
     Baldor Electric Co. .........................          190          6,350
     Belden CDT, Inc. ............................          100          3,909
     Encore Wire Corp. ...........................           10            220
     Energy Conversion Devices, Inc.* ............           10            340
     EnerSys* ....................................           20            320
     Evergreen Solar, Inc.* ......................           20            151
     Franklin Electric Co., Inc. .................           80          4,111
     Fuelcell Energy, Inc.* ......................           30            194
     General Cable Corp.* ........................           70          3,060
     Graftech International, Ltd.* ...............           40            277
     LSI Industries, Inc. ........................          130          2,580
     Magnetek, Inc.* .............................           40            226
     Medis Technologies, Ltd.* ...................           10            174
     Powell Industries, Inc.* ....................           10            316
     Regal-Beloit Corp. ..........................          130          6,826
     Smith, Corp. ................................          140          5,258
     Superior Essex, Inc.* .......................           70          2,328

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- FUNDAMENTALLY WEIGHTED FUNDS / SMALL COMPANY FUND
--------------------------------------------------------------------------------
   INVESTMENTS / DECEMBER 31, 2006 (UNAUDITED) -- CONTINUED

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                                      VALUE
                                                         SHARES      (NOTE 2)
                                                         -------    ----------
    ELECTRICAL COMPONENTS & EQUIPMENT -- (CONTINUED)
     The Genlyte Group, Inc.* ....................           80     $    6,249
     Vicor Corp. .................................           30            333
     Woodward Governor Co. .......................          170          6,751
                                                                    ----------
                                                                        64,220
                                                                    ----------
    ENVIRONMENTAL & FACILITIES SERVICES -- 0.4%
     ABM Industries, Inc. ........................          400          9,084
     Casella Waste Systems, Inc.* ................           30            367
     Central Parking Corp. .......................           90          1,620
     Clean Harbors, Inc.* ........................           10            484
     Layne Christensen Co.* ......................           10            328
     Rollins, Inc. ...............................          250          5,528
     Waste Connections, Inc.* ....................          120          4,986
     Waste Industries USA, Inc. ..................           10            305
                                                                    ----------
                                                                        22,702
                                                                    ----------
    HUMAN RESOURCE & EMPLOYMENT SERVICES -- 0.5%
     Administaff, Inc. ...........................           90          3,849
     CDI Corp. ...................................          310          7,719
     Comsys IT Partners,Inc.* ....................           20            404
     Hudson Highland Group, Inc.* ................           20            334
     Kelly Services, Inc. - Class A ..............          200          5,788
     Kforce, Inc.* ...............................           20            243
     Labor Ready, Inc.* ..........................          240          4,399
     On Assignment, Inc.* ........................           20            235
     Volt Information Sciences, Inc.* ............           60          3,013
     Watson Wyatt Worldwide, Inc. ................          120          5,418
                                                                    ----------
                                                                        31,402
                                                                    ----------
    INDUSTRIAL CONGLOMERATES -- 0.2%
     Raven Industries, Inc. ......................           70          1,876
     Standex International Corp. .................          110          3,314
     Tredegar Industries Corp. ...................          170          3,844
                                                                    ----------
                                                                         9,034
                                                                    ----------
    INDUSTRIAL MACHINERY -- 2.3%
     3-D Systems Corp.* ..........................           10            160
     Acco Brands Corp.* ..........................        1,130         29,911
     Actuant Corp. - Class A .....................          100          4,765
     Albany International Corp. ..................          200          6,582
     American Science & Engineering, Inc.* .......           20          1,190
     Ampco-Pittsburgh Corp. ......................           20            670
     Badger Meter, Inc. ..........................           20            554


                                                                      VALUE
                                                         SHARES      (NOTE 2)
                                                         -------    ----------
    INDUSTRIAL MACHINERY -- (CONTINUED)
     Barnes Group, Inc. ..........................          310     $    6,742
     Briggs & Stratton Corp. .....................          450         12,127
     Circor International, Inc. ..................           70          2,575
     Clarcor, Inc. ...............................          400         13,524
     EnPro Industries, Inc.* .....................           70          2,325
     ESCO Technologies, Inc.* ....................           70          3,181
     Gardner Denver, Inc.* .......................           10            373
     Gorman-Rupp Co. .............................           80          2,958
     Kaydon Corp. ................................          140          5,564
     Middleby Corp.* .............................           30          3,140
     Mueller Industries, Inc. ....................          430         13,631
     Nordson Corp. ...............................          200          9,966
     Robbins & Myers, Inc. .......................           50          2,296
     Tecumseh Products Co. - Class A* ............          310          5,239
     Tennant Co. .................................           90          2,610
     Turbochef Technologies, Inc.* ...............           20            340
     Valmont Industries, Inc. ....................           90          4,994
     Watts Water Technologies, Inc. -
      Class A ....................................          120          4,933
                                                                    ----------
                                                                       140,350
                                                                    ----------
    MARINE -- 0.1%
     Interpool, Inc. .............................          160          3,738
     Kirby Corp.* ................................           80          2,730
                                                                    ----------
                                                                         6,468
                                                                    ----------
    OFFICE SERVICES & SUPPLIES -- 0.6%
     American Reprographics Co.* .................           60          1,999
     Brady Corp. - Class A .......................          250          9,320
     Compx International, Inc. ...................          120          2,419
     Herman Miller, Inc. .........................          190          6,908
     ICT Group, Inc.* ............................           10            316
     IKON Office Solutions, Inc. .................          550          9,004
     Knoll, Inc. .................................           70          1,540
     Mine Safety Appliances Co. ..................          180          6,597
                                                                    ----------
                                                                        38,103
                                                                    ----------
    RAILROADS -- 0.1%
     Florida East Coast Industries, Inc. .........           80          4,768
     Genesee & Wyoming, Inc.* ....................          120          3,149
                                                                    ----------
                                                                         7,917
                                                                    ----------

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- FUNDAMENTALLY WEIGHTED FUNDS / SMALL COMPANY FUND
--------------------------------------------------------------------------------
   INVESTMENTS / DECEMBER 31, 2006 (UNAUDITED) -- CONTINUED
--------------------------------------------------------------------------------

                                                                      VALUE
                                                         SHARES      (NOTE 2)
                                                         -------    ----------
    TRADING COMPANIES & DISTRIBUTORS -- 0.5%
     Applied Industrial Technologies, Inc. .......          220     $    5,788
     Beacon Roofing Supply, Inc.* ................           20            376
     BlueLINX Holdings, Inc. .....................          220          2,288
     Electro Rent Corp.* .........................          200          3,340
     Lawson Products, Inc. .......................           90          4,130
     Uap Holding Corp. ...........................          310          7,806
     Watsco, Inc. ................................          130          6,131
                                                                    ----------
                                                                        29,859
                                                                    ----------
    TRUCKING -- 0.4%
     Amerco, Inc.* ...............................           40          3,481
     Arkansas Best Corp. .........................          110          3,960
     Dollar Thrifty Automotive Group, Inc.* ......           20            912
     Heartland Express, Inc. .....................          300          4,506
     Knight Transportation, Inc. .................           90          1,535
     Landstar System, Inc. .......................           30          1,145
     Marten Transport, Ltd.* .....................           10            183
     PAM Transportation Services* ................           10            220
     Saia, Inc.* .................................           10            232
     U.S. Xpress Enterprises, Inc.* ..............           30            494
     Universal Truckload Services, Inc.* .........           90          2,138
     Werner Enterprises, Inc. ....................          250          4,370
                                                                    ----------
                                                                        23,176
                                                                    ----------
    TOTAL INDUSTRIALS .........................................        672,457
                                                                    ----------
  INFORMATION TECHNOLOGY -- 7.4%
    APPLICATION SOFTWARE -- 1.0%
     Actuate Corp.* ..............................           50            297
     Agile Software Corp.* .......................           20            123
     Ansoft Corp.* ...............................           20            556
     ANSYS, Inc.* ................................           80          3,479
     Aspen Technology, Inc.* .....................           30            331
     Blackbaud, Inc. .............................          190          4,940
     Bottomline Technologies, Inc.* ..............           20            229
     Captaris, Inc.* .............................           30            233
     Catapult Communications Corp.* ..............           30            269
     Concur Technologies, Inc.* ..................           10            160
     EPIQ Systems, Inc.* .........................           10            170
     eSpeed, Inc.* ...............................          240          2,095
     Hyperion Solutions Corp.* ...................          150          5,391


                                                                      VALUE
                                                         SHARES      (NOTE 2)
                                                         -------    ----------
    APPLICATION SOFTWARE -- (CONTINUED)
     i2 Technologies, Inc.* ......................           10     $      228
     InterVoice, Inc.* ...........................           60            460
     Jack Henry & Associates, Inc. ...............          330          7,062
     Kronos, Inc.* ...............................          120          4,409
     Lawson Software, Inc.* ......................          230          1,700
     Magma Design Automation, Inc.* ..............           30            268
     Manhattan Associates, Inc.* .................          100          3,008
     Mentor Graphics Corp.* ......................           20            361
     MicroStrategy, Inc. - Class A* ..............           50          5,700
     Netscout Systems, Inc.* .....................           20            166
     Nuance Communications, Inc.* ................           20            229
     Opnet Technologies, Inc.* ...................           10            145
     Parametric Technology Corp.* ................          120          2,162
     Pegasystems, Inc. ...........................           30            296
     Quest Software, Inc.* .......................          250          3,662
     SPSS, Inc.* .................................           10            301
     Transaction Systems Architects, Inc.* .......          260          8,468
     VA Software Corp.* ..........................           30            151
     Verint Systems, Inc.* .......................           70          2,400
     Witness Systems, Inc.* ......................           10            175
                                                                    ----------
                                                                        59,624
                                                                    ----------
    COMMUNICATIONS EQUIPMENT -- 1.3%
     Adtran, Inc. ................................          480         10,896
     Andrew Corp.* ...............................          350          3,581
     Arris Group, Inc.* ..........................          140          1,751
     Avocent Corp.* ..............................          130          4,400
     Bel Fuse, Inc. - Class B ....................           50          1,740
     Black Box Corp. .............................          140          5,879
     Blue Coat Systems, Inc.* ....................           20            479
     C-COR.net Corp.* ............................           30            334
     Carrier Access Corp.* .......................           40            262
     CommScope, Inc.* ............................          120          3,658
     Comtech Telecommunications Corp.* ...........           70          2,665
     Digi International, Inc.* ...................           40            552
     Ditech Networks, Inc.* ......................           20            138
     Dycom Industries, Inc.* .....................          170          3,590
     Foundry Networks, Inc.* .....................          390          5,842
     Harmonic, Inc.* .............................           30            218
     Inter-Tel, Inc. .............................          110          2,438
     Interdigital Communications Corp.* ..........          190          6,374

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- FUNDAMENTALLY WEIGHTED FUNDS / SMALL COMPANY FUND
--------------------------------------------------------------------------------
   INVESTMENTS / DECEMBER 31, 2006 (UNAUDITED) -- CONTINUED
--------------------------------------------------------------------------------

                                                                      VALUE
                                                         SHARES      (NOTE 2)
                                                         -------    ----------
    COMMUNICATIONS EQUIPMENT -- (CONTINUED)
     IXYS Corp.* .................................           20     $      192
     Mastec, Inc.* ...............................          180          2,077
     Network Equipment
      Technologies, Inc.* ........................           50            291
     Packeteer, Inc.* ............................           30            408
     Parkervision, Inc.* .........................           30            335
     Plantronics, Inc. ...........................          280          5,936
     Polycom, Inc.* ..............................          200          6,182
     Powerwave Technologies, Inc.* ...............           30            194
     RCN Corp.* ..................................           80          2,412
     SafeNet, Inc.* ..............................           10            239
     Sirenza Microdevices, Inc.* .................           20            157
     Sonus Networks, Inc.* .......................           20            132
     Symmetricom, Inc.* ..........................           20            178
     Tekelec* ....................................          150          2,225
     Tollgrade Communications, Inc.* .............           30            317
     UTStarcom, Inc.* ............................          320          2,800
                                                                    ----------
                                                                        78,872
                                                                    ----------
    COMPUTER HARDWARE -- 0.1%
     Avid Technology, Inc.* ......................           90          3,353
     Palm, Inc.* .................................           10            141
                                                                    ----------
                                                                         3,494
                                                                    ----------
    COMPUTER STORAGE & PERIPHERALS -- 0.4%
     Brocade Communications Systems, Inc.* .......          280          2,299
     Electronics for Imaging, Inc.* ..............          140          3,721
     Emulex Corp.* ...............................          230          4,487
     Epicor Software Corp.* ......................           20            270
     Hutchinson Technology, Inc.* ................           10            236
     Hypercom Corp.* .............................           20            127
     Imation Corp. ...............................          150          6,965
     Intermec, Inc.* .............................          130          3,155
     Komag, Inc.* ................................           90          3,409
     Novatel Wireless, Inc.* .....................           40            387
     Prestek, Inc.* ..............................           40            255
     RealNetworks, Inc.* .........................           10            109
     Synaptics, Inc.* ............................           10            297
                                                                    ----------
                                                                        25,717
                                                                    ----------


                                                                      VALUE
                                                         SHARES      (NOTE 2)
                                                         -------    ----------
    DATA PROCESSING & OUTSOURCED SERVICES -- 1.0%
     Carreker Corp.* .............................        1,030     $    7,869
     Cass Information Systems, Inc. ..............           10            362
     CSG Systems International, Inc.* ............          170          4,544
     eFunds Corp.* ...............................          110          3,025
     Euronet Worldwide, Inc.* ....................           10            297
     Gevity HR, Inc. .............................          100          2,369
     Infocrossing, Inc.* .........................           10            163
     Lightbridge, Inc.* ..........................           30            406
     StarTek, Inc. ...............................          270          3,656
     Syntel, Inc. ................................          290          7,772
     TALX Corp. ..................................           90          2,471
     The BISYS Group, Inc.* ......................          920         11,877
     Wright Express Corp.* .......................          530         16,520
                                                                    ----------
                                                                        61,331
                                                                    ----------
    ELECTRONIC EQUIPMENT MANUFACTURERS -- 0.6%
     Checkpoint Systems, Inc.* ...................          170          3,434
     Cogent, Inc.* ...............................          480          5,285
     Cognex Corp. ................................          140          3,335
     Color Kinetics, Inc.* .......................           10            213
     Daktronics, Inc. ............................           10            368
     DTS, Inc.* ..................................           10            242
     Electro Scientific Industries, Inc.* ........           10            201
     FLIR Systems, Inc.* .........................          130          4,138
     Gerber Scientific, Inc.* ....................           20            251
     Itron, Inc.* ................................           40          2,074
     Keithley Instruments, Inc. ..................           10            132
     Littelfuse, Inc.* ...........................           60          1,913
     LoJack Corp.* ...............................           10            171
     Measurement Specialties, Inc.* ..............           10            216
     MTS Systems Corp. ...........................          140          5,407
     Newport Corp.* ..............................           20            419
     Paxar Corp.* ................................          110          2,537
     Photon Dynamics, Inc.* ......................           20            234
     Planar Systems, Inc.* .......................           30            290
     Rofin-Sinar Technologies, Inc.* .............           30          1,814
     Rogers Corp.* ...............................           10            591
     Technitrol, Inc. ............................           80          1,911
     X-Rite, Inc. ................................           30            369
                                                                    ----------
                                                                        35,545
                                                                    ----------

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- FUNDAMENTALLY WEIGHTED FUNDS / SMALL COMPANY FUND
--------------------------------------------------------------------------------
   INVESTMENTS / DECEMBER 31, 2006 (UNAUDITED) -- CONTINUED
--------------------------------------------------------------------------------

                                                                      VALUE
                                                         SHARES      (NOTE 2)
                                                         -------    ----------
    ELECTRONIC MANUFACTURING SERVICES -- 0.3%
     Benchmark Electronics, Inc.* ................          140     $    3,410
     CTS Corp. ...................................          120          1,884
     KEMET Corp.* ................................           30            219
     Maxwell Technologies, Inc.* .................           10            140
     Mercury Computer Systems, Inc.* .............          150          2,004
     Methode Electronics, Inc. - Class A .........          320          3,466
     Multi-Fineline Electronix, Inc.* ............           10            203
     Park Electrochemical Corp. ..................          100          2,565
     Plexus Corp.* ...............................           90          2,149
     Radisys Corp.* ..............................           10            167
     Trimble Navigation, Ltd.* ...................           10            507
     TTM Technologies, Inc.* .....................          130          1,473
     Zygo Corp.* .................................           10            164
                                                                    ----------
                                                                        18,351
                                                                    ----------
    HOME ENTERTAINMENT SOFTWARE -- 0.2%
     Midway Games, Inc.* .........................           30            209
     Renaissance Learning, Inc. ..................          350          6,206
     Take-Two Interactive Software, Inc.* ........          280          4,973
     THQ, Inc.* ..................................           10            325
                                                                    ----------
                                                                        11,713
                                                                    ----------
    INTERNET SOFTWARE & SERVICES -- 0.7%
     aQuantive, Inc.* ............................           70          1,726
     Ariba, Inc.* ................................           50            387
     Bankrate, Inc.* .............................           10            380
     CNET Networks, Inc.* ........................           40            364
     Cybersource Corp.* ..........................           10            110
     Digital River, Inc.* ........................           60          3,347
     Digitas, Inc.* ..............................          170          2,280
     Earthlink, Inc.* ............................          620          4,402
     eCollege.Com, Inc.* .........................           10            157
     Equinix, Inc.* ..............................           10            756
     HouseValues, Inc.* ..........................           40            225
     Infospace, Inc.* ............................          120          2,461
     Interwoven, Inc.* ...........................          200          2,934
     Ipass, Inc.* ................................           40            235
     j2 Global Communications, Inc.* .............          110          2,997
     Jupitermedia Corp.* .........................           20            158
     Marchex, Inc.* ..............................           20            268
     NIC, Inc.* ..................................           20             99


                                                                      VALUE
                                                         SHARES      (NOTE 2)
                                                         -------    ----------
    INTERNET SOFTWARE & SERVICES -- (CONTINUED)
     Openwave Systems, Inc.* .....................           30     $      277
     Sohu.com, Inc.* .............................           70          1,680
     SonicWALL, Inc.* ............................           20            168
     Terremark Worldwide, Inc.* ..................           40            269
     TheStreet.com, Inc. .........................           20            178
     Travelzoo, Inc.* ............................           10            300
     United Online, Inc. .........................          510          6,773
     Valueclick, Inc.* ...........................           90          2,127
     Webex Communications, Inc.* .................           80          2,791
     WebMethods, Inc.* ...........................           20            147
     Websense, Inc.* .............................          160          3,653
     WebSideStory, Inc.* .........................           20            253
                                                                    ----------
                                                                        41,902
                                                                    ----------
    IT CONSULTING & OTHER SERVICES -- 0.6%
     CACI International, Inc. - Class A* .........          100          5,650
     CIBER, Inc.* ................................          250          1,695
     Covansys Corp.* .............................          180          4,131
     Forrester Research, Inc.* ...................           10            271
     Gartner, Inc. - Class A* ....................          230          4,552
     iGate Corp.* ................................           30            206
     Integral Systems, Inc. ......................           10            232
     Keane, Inc.* ................................          200          2,382
     Lionbridge Technologies, Inc.* ..............           40            258
     Mantech International Corp. - Class A* ......           50          1,841
     MAXIMUS, Inc. ...............................          140          4,309
     Modis Professional Services, Inc.* ..........          310          4,396
     Ness Technologies, Inc.* ....................           10            143
     Perot Systems Corp.* ........................           80          1,311
     RightNow Technologies, Inc.* ................           10            172
     Sapient Corp.* ..............................           50            274
     SRA International, Inc. - Class A* ..........          100          2,674
     Sykes Enterprises, Inc.* ....................           10            176
     Tyler Technologies, Inc.* ...................           10            141
                                                                    ----------
                                                                        34,814
                                                                    ----------
    SEMICONDUCTOR EQUIPMENT -- 0.2%
     Advanced Energy Industries, Inc.* ...........           20            377
     Axcelis Technologies, Inc.* .................           50            292
     Brooks Automation, Inc.* ....................           30            432
     Cabot Microelectronics Corp.* ...............           90          3,055

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- FUNDAMENTALLY WEIGHTED FUNDS / SMALL COMPANY FUND
--------------------------------------------------------------------------------
   INVESTMENTS / DECEMBER 31, 2006 (UNAUDITED) -- CONTINUED

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                                      VALUE
                                                         SHARES      (NOTE 2)
                                                         -------    ----------
    SEMICONDUCTOR EQUIPMENT --(CONTINUED)
     Cohu, Inc. ..................................           20     $      403
     Credence Systems Corp.* .....................           30            156
     Emcore Corp.* ...............................           40            221
     Entegris, Inc.* .............................          120          1,298
     Intevac, Inc.* ..............................           10            260
     Kulicke & Soffa Industries, Inc.* ...........           20            168
     LTX Corp.* ..................................           60            336
     Mattson Technology, Inc.* ...................           50            466
     MKS Instruments, Inc.* ......................           40            903
     PDF Solutions, Inc.* ........................          110          1,590
     Photronics, Inc.* ...........................           10            163
     Semitool, Inc.* .............................           20            266
     Sirf Technology Holdings, Inc.* .............           10            255
     Ultratech, Inc.* ............................           20            250
     Varian Semiconductor Equipment
      Associates, Inc.* ..........................          100          4,552
     Veeco Instruments, Inc.* ....................           20            375
                                                                    ----------
                                                                        15,818
                                                                    ----------
    SEMICONDUCTORS -- 0.3%
     AMIS Holdings, Inc.* ........................           30            317
     Amkor Technology, Inc.* .....................           40            374
     ANADIGICS, Inc.* ............................           30            266
     Asyst Technologies, Inc.* ...................           50            365
     Atheros Communications, Inc.* ...............           20            426
     Cirrus Logic, Inc.* .........................           50            344
     DSP Group, Inc* .............................           90          1,953
     Form Factor, Inc.* ..........................           10            372
     Genesis Microchip, Inc.* ....................           20            203
     IXYS Corp.* .................................           20            178
     Lattice Semiconductor Corp.* ................           30            194
     Micrel, Inc.* ...............................           20            216
     Microsemi Corp.* ............................           10            196
     Monolithic Power Systems, Inc.* .............           20            222
     MoSys, Inc.* ................................           10             93
     Netlogic Microsystems, Inc.* ................           10            217
     Omnivision Technologies, Inc.* ..............          300          4,095
     Pericom Semiconductor Corp.* ................           10            115
     PLX Technology, Inc.* .......................           20            261
     RF Micro Devices, Inc.* .....................           10             68
     Semtech Corp.* ..............................          280          3,660
     Sigma Designs, Inc.* ........................           10            254
     Silicon Image, Inc.* ........................           20            254


                                                                      VALUE
                                                         SHARES      (NOTE 2)
                                                         -------    ----------
    SEMICONDUCTORS -- (CONTINUED)
     Skyworks Solutions, Inc.* ...................           30     $      212
     Standard Microsystems Corp.* ................           10            280
     Trident Microsystems, Inc.* .................           10            182
     Virage Logic Corp.* .........................           10             93
     Zoran Corp.* ................................          110          1,604
                                                                    ----------
                                                                        17,014
                                                                    ----------
    SYSTEMS SOFTWARE -- 0.4%
     FalconStor Software, Inc.* ..................           10             87
     Macrovision Corp.* ..........................          130          3,674
     MICROS Systems, Inc.* .......................           80          4,216
     Progress Software Co.* ......................          120          3,352
     Quality Systems, Inc. .......................           70          2,609
     Radiant Systems, Inc.* ......................           10            104
     Secure Computing Corp.* .....................           40            262
     Sybase, Inc.* ...............................          320          7,904
     Vasco Data Security International, Inc.* ....          190          2,251
     Wind River Systems, Inc.* ...................           30            308
                                                                    ----------
                                                                        24,767
                                                                    ----------
    TECHNOLOGY DISTRIBUTORS -- 0.3%
     Agilysys, Inc. ..............................          290          4,855
     Anixter International, Inc.* ................          220         11,946
     Bell Microproducts, Inc.* ...................           70            493
     Brightpoint, Inc.* ..........................           20            269
     Global Imaging Systems, Inc.* ...............          130          2,853
     Synnex Corp.* ...............................           20            439
                                                                    ----------
                                                                        20,855
                                                                    ----------
    TOTAL INFORMATION TECHNOLOGY ..............................        449,817
                                                                    ----------
  MATERIALS -- 6.1%
    ALUMINUM -- 0.1%
     Century Aluminum Co.* .......................          140          6,251
                                                                    ----------
    COMMODITY CHEMICALS -- 0.7%
     Calgon Carbon Corp.* ........................           40            248
     Georgia Gulf Corp. ..........................          350          6,759
     Kronos Worldwide, Inc. ......................          340         11,070
     NL Industries, Inc. .........................        1,310         13,545
     Pioneer Cos., Inc.* .........................          110          3,153
     Spartech Corp. ..............................          220          5,768
                                                                    ----------
                                                                        40,543
                                                                    ----------

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- FUNDAMENTALLY WEIGHTED FUNDS / SMALL COMPANY FUND
--------------------------------------------------------------------------------
   INVESTMENTS / DECEMBER 31, 2006 (UNAUDITED) -- CONTINUED
--------------------------------------------------------------------------------

                                                                      VALUE
                                                         SHARES      (NOTE 2)
                                                         -------    ----------
    CONSTRUCTION MATERIALS -- 0.2%
     Headwaters, Inc.* ...........................          240     $    5,750
     Texas Industries, Inc. ......................           90          5,781
     US Concrete, Inc.* ..........................           50            356
                                                                    ----------
                                                                        11,887
                                                                    ----------
    DIVERSIFIED CHEMICALS -- 0.2%
     Hercules, Inc.* .............................           20            386
     Olin Corp. ..................................          780         12,886
     Penford Corp. ...............................           30            519
                                                                    ----------
                                                                        13,791
                                                                    ----------
    DIVERSIFIED METALS & MINING -- 0.2%
     Amcol International Corp. ...................          110          3,051
     Brush Engineered Materials, Inc.* ...........           20            675
     Compass Minerals International, Inc. ........          190          5,997
     RTI International Metals, Inc.* .............           10            782
                                                                    ----------
                                                                        10,505
                                                                    ----------
    FERTILIZERS & AGRICULTURAL CHEMICALS -- 0.1%
     American Vanguard Corp. .....................           30            477
     Terra Industries, Inc.* .....................          510          6,110
                                                                    ----------
                                                                         6,587
                                                                    ----------
    FOREST PRODUCTS -- 0.0%
     Deltic Timber Corp. .........................           10            558
                                                                    ----------
    METAL & GLASS CONTAINERS -- 0.4%
     AptarGroup, Inc. ............................          140          8,265
     Greif Brothers Corp. - Class A ..............           90         10,656
     Myers Industries, Inc. ......................          180          2,819
     Silgan Holdings, Inc. .......................          140          6,149
                                                                    ----------
                                                                        27,889
                                                                    ----------
    PAPER PACKAGING -- 0.3%
     Caraustar Industries, Inc.* .................          290          2,346
     Chesapeake Corp. ............................          370          6,297
     Rock Tenn Co. - Class A .....................          280          7,591
                                                                    ----------
                                                                        16,234
                                                                    ----------
    PAPER PRODUCTS -- 0.3%
     Bowater, Inc. ...............................           50          1,125
     Buckeye Technologies, Inc.* .................           50            599
     Glatfelter ..................................          410          6,355


                                                                      VALUE
                                                         SHARES      (NOTE 2)
                                                         -------    ----------
    PAPER PRODUCTS -- (CONTINUED)
     Mercer International, Inc.* .................           50     $      594
     Neenah Paper, Inc. ..........................           10            353
     Pope & Talbot, Inc.* ........................           60            328
     Schweitzer-Mauduit International, Inc. ......          170          4,429
     Wausau Paper Corp. ..........................          380          5,696
                                                                    ----------
                                                                        19,479
                                                                    ----------
    PRECIOUS METALS & MINERALS -- 0.0%
     Coeur d'Alene Mines Corp.* ..................           30            148
     Hecla Mining Co.* ...........................           10             77
     Stillwater Mining Co.* ......................           30            375
                                                                    ----------
                                                                           600
                                                                    ----------
    SPECIALTY CHEMICALS -- 2.1%
     Arch Chemicals, Inc. ........................          190          6,329
     Ferro Corp. .................................          430          8,897
     Fuller, Co. .................................          290          7,488
     Material Sciences Corp.* ....................           10            129
     Minerals Technologies, Inc. .................           80          4,703
     NewMarket Corp. .............................          100          5,905
     Octel Corp. .................................          110          5,121
     OM Group, Inc.* .............................        1,180         53,430
     PolyOne Corp.* ..............................          350          2,625
     Quaker Chemical Corp. .......................          100          2,207
     Schulman, Inc. ..............................          310          6,897
     Sensient Technologies Corp. .................          470         11,562
     Stepan Co. ..................................          130          4,117
     Symvx Technologies, Inc.* ...................           10            216
     W.R. Grace & Co.* ...........................          360          7,128
     Zoltek Cos., Inc.* ..........................           10            197
                                                                    ----------
                                                                       126,951
                                                                    ----------
    STEEL -- 1.5%
     AK Steel Holding Corp.* .....................          360          6,084
     Carpenter Technology Corp. ..................           10          1,025
     Castle & Co. ................................           10            255
     Chaparral Steel Co. .........................          490         21,692
     Cleveland-Cliffs, Inc. ......................          210         10,172
     Gibraltar Industries, Inc. ..................          170          3,997
     Metal Management, Inc.* .....................          140          5,299
     NN, Inc. ....................................          170          2,113
     Quanex Corp. ................................          330         11,415
     Ryerson Tull, Inc.* .........................          130          3,262

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- FUNDAMENTALLY WEIGHTED FUNDS / SMALL COMPANY FUND
--------------------------------------------------------------------------------
   INVESTMENTS / DECEMBER 31, 2006 (UNAUDITED) -- CONTINUED
--------------------------------------------------------------------------------

                                                                      VALUE
                                                         SHARES      (NOTE 2)
                                                         -------    ----------
    STEEL -- (CONTINUED)
     Schnitzer Steel Industries, Inc. -
      Class A ....................................          130     $    5,161
     Steel Technologies, Inc. ....................           40            702
     Worthington Industries, Inc. ................        1,140         20,201
                                                                    ----------
                                                                        91,378
                                                                    ----------
    TOTAL MATERIALS ...........................................        372,653
                                                                    ----------
  TELECOMMUNICATION SERVICES -- 1.7%
    ALTERNATIVE CARRIERS -- 0.0%
     Cogent Communications Group, Inc.* ..........           60            973
     Time Warner Telecom, Inc. - Class A* ........           30            598
                                                                    ----------
                                                                         1,571
                                                                    ----------
    INTEGRATED TELECOMMUNICATION SERVICES -- 0.7%
     Alaska Communications Systems
      Group, Inc. ................................          190          2,886
     Atlantic Tele-Network, Inc.* ................          120          3,516
     CT Communications, Inc. .....................          140          3,209
     Fairpoint Communications, Inc. ..............          280          5,306
     General Communication, Inc. -
      Class A* ...................................           30            472
     Golden Telecom, Inc. ........................          170          7,963
     Iowa Telecommunications
      Services, Inc. .............................          280          5,519
     Neoware, Inc.* ..............................           20            264
     North Pittsburgh Systems, Inc. ..............          170          4,104
     PARAXEL International Corp.* ................           10            290
     Premiere Global Services, Inc.* .............          210          1,982
     Shenandoah Telecom Co. ......................           10            470
     SureWest Communications .....................          180          4,957
                                                                    ----------
                                                                        40,938
                                                                    ----------
    WIRELESS TELECOMMUNICATION SERVICES -- 1.0%
     Centennial Communications, Inc.* ............        4,610         33,146
     Dobson Communications Corp.* ................          320          2,787
     Inphonic, Inc.* .............................           30            333
     Syniverse Holdings, Inc.* ...................           30            450
     USA Mobility, Inc. ..........................        1,020         22,817
                                                                    ----------
                                                                        59,533
                                                                    ----------
    TOTAL TELECOMMUNICATION SERVICES ..........................        101,069


                                                                      VALUE
                                                         SHARES      (NOTE 2)
                                                         -------    ----------
  UTILITIES -- 5.1%
    ELECTRIC & GAS UTILITIES -- 0.2%
     The Empire District Electric Co. ............          380     $    9,382
                                                                    ----------
    ELECTRIC UTILITIES -- 1.7%
     ALLETE, Inc. ................................          530         24,666
     Central Vermont Public Service
      Corp .......................................           20            471
     Cleco Corp. .................................          460         11,606
     El Paso Electric Co.* .......................           10            244
     Idacorp, Inc. ...............................          360         13,914
     MGE Energy, Inc. ............................          210          7,682
     Otter Tail Power Co. ........................          280          8,725
     UIL Holdings Corp. ..........................          250         10,547
     Unisource Energy Corp. ......................          200          7,306
     Westar Energy, Inc. .........................          770         19,989
                                                                    ----------
                                                                       105,150
                                                                    ----------
    GAS UTILITIES -- 1.9%
     Atmos Energy Corp. ..........................           50          1,596
     Energen Corp. ...............................           10            469
     EnergySouth, Inc. ...........................          140          5,614
     New Jersey Resources Corp. ..................          210         10,202
     Nicor, Inc. .................................          510         23,868
     Northwest Natural Gas Co. ...................          230          9,761
     Piedmont Natural Gas Co. ....................          600         16,050
     South Jersey Industries, Inc. ...............          200          6,682
     Southern Union Co. ..........................          140          3,913
     Southwest Gas Corp. .........................          210          8,058
     The Laclede Group, Inc. .....................          250          8,757
     UGI Corp. ...................................           30            818
     WGL Holdings, Inc. ..........................          570         18,571
                                                                    ----------
                                                                       114,359
                                                                    ----------
    INDEPENDENT POWER PRODUCERS & ENERGY TRADERS -- 0.3%
     Black Hills Corp. ...........................          430         15,884
     Ormat Technologies, Inc. ....................           10            368
                                                                    ----------
                                                                        16,252
                                                                    ----------
    MULTI-UTILITIES -- 0.8%
     Avista Corp. ................................          260          6,581
     CH Energy Group, Inc. .......................          600         31,680
     PNM Resources, Inc. .........................          400         12,440
                                                                    ----------
                                                                        50,701
                                                                    ----------

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- FUNDAMENTALLY WEIGHTED FUNDS / SMALL COMPANY FUND
--------------------------------------------------------------------------------
   INVESTMENTS / DECEMBER 31, 2006 (UNAUDITED) -- CONTINUED
--------------------------------------------------------------------------------

                                                                      VALUE
                                                         SHARES      (NOTE 2)
                                                         -------    ----------
    WATER UTILITIES -- 0.2%
     American States Water Co. ...................          100     $    3,862
     California Water Service Group ..............          130          5,252
     SJW Corp. ...................................           80          3,101
     Southwest Water Co. .........................           30            413
                                                                    ----------
                                                                        12,628
                                                                    ----------
    TOTAL UTILITIES ...........................................        308,472
                                                                    ----------
    TOTAL COMMON STOCK
     (COST $5,937,841) ........................................      5,988,184
                                                                    ----------
SHORT-TERM INVESTMENTS -- 1.5%
     BlackRock Liquidity Funds
      TempCash Portfolio -
      Institutional Series .......................       45,809        45,809
     BlackRock Liquidity Funds
      TempFund Portfolio -
      Institutional Series .......................       45,809        45,809
                                                                    ----------
    TOTAL SHORT-TERM INVESTMENTS
     (COST $91,618) ...........................................         91,618
                                                                    ----------
    TOTAL INVESTMENTS -- 100.0%
     (COST $6,029,459)+ .......................................     $6,079,802
                                                                    ==========

----------
* Non-income  producing security.
+ The cost for Federal income tax purposes is $6,029,459. At December 31, 2006, net unrealized appreciation was $50,343. This consisted of aggregate gross unrealized appreciation for all securities for which there was an excess of market value over tax cost of $93,872, and aggregate gross unrealized depreciation for all securities for which there was an excess of tax cost over market value of $43,529.

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- FUNDAMENTALLY WEIGHTED FUNDS
--------------------------------------------------------------------------------
   FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2006 (Unaudited)


                                                                              LARGE COMPANY        SMALL COMPANY
                                                                                   FUND                 FUND
                                                                               -------------       -------------
ASSETS:
Investment in securities, at value* .......................................      $6,230,597          $6,079,802
Receivable for fund shares sold ...........................................              --              89,421
Receivable from Sub-Administrator .........................................              --               8,852
Receivable for investments sold ...........................................           4,080                  --
Receivable from Advisor ...................................................           1,936               1,938
Dividends and interest receivable .........................................           5,886              11,177
Other assets ..............................................................          48,596              48,775
                                                                                 ----------          ----------
Total assets ..............................................................       6,291,095           6,239,965
                                                                                 ----------          ----------
LIABILITIES:
Payable for investments purchased .........................................         177,202              89,137
Payable for offering costs ................................................          38,770              38,770
Accrued expenses ..........................................................           3,178               2,686
                                                                                 ----------          ----------
Total liabilities .........................................................         219,150             130,593
                                                                                 ----------          ----------
NET ASSETS ................................................................      $6,071,945          $6,109,372
                                                                                 ==========          ==========
NET ASSETS CONSIST OF:
Paid-in capital ...........................................................      $6,067,800          $6,046,967
Undistributed net investment income .......................................           6,298              12,062
Accumulated net realized gain on investments ..............................              56                  --
Net unrealized appreciation (depreciation) of investments .................          (2,209)             50,343
                                                                                 ----------          ----------
NET ASSETS ................................................................      $6,071,945          $6,109,372
                                                                                 ==========          ==========
NET ASSETS BY SHARE CLASS:
   Institutional Shares ...................................................      $6,061,939          $6,099,246
   A Shares ...............................................................          10,006              10,126
                                                                                 ----------          ----------
                                                                                 $6,071,945          $6,109,372
                                                                                 ==========          ==========
SHARES OF BENEFICIAL INTEREST OUTSTANDING:
   ($0.01 par value, unlimited authorized shares):
   Institutional Shares ...................................................         605,777             602,370
   A Shares ...............................................................           1,000               1,000

NET ASSET VALUE PER SHARE:
Institutional Shares (net asset value, offering and redemption price) .....      $    10.01          $    10.13
                                                                                 ----------          ----------
A Shares (net asset value (NAV) and redemption price) .....................      $    10.01          $    10.13
                                                                                 ----------          ----------
A Shares (Public offering price -- NAV/0.965) .............................      $    10.37          $    10.50
                                                                                 ----------          ----------
*Investments at cost ......................................................      $6,232,806          $6,029,459

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- FUNDAMENTALLY WEIGHTED FUNDS
--------------------------------------------------------------------------------
   FINANCIAL STATEMENTS -- CONTINUED
--------------------------------------------------------------------------------

STATEMENTS OF OPERATIONS
For the Period Ended December 31, 2006 (Unaudited)


                                                                            LARGE COMPANY      SMALL COMPANY
                                                                                FUND(1)           FUND(1)
                                                                            -------------      -------------
INVESTMENT INCOME:
   Dividends ...........................................................       $ 5,807             $10,856
   Interest ............................................................         1,732               2,449
                                                                               -------             -------
   Total investment income .............................................         7,539              13,305
                                                                               -------             -------
EXPENSES:
   Advisory fees .......................................................           827                 826
   Professional fees ...................................................         1,626               1,626
   Sub-administration and accounting fees ..............................           939                 938
   Custody fees ........................................................           267                 267
   Compliance services .................................................           223                 223
   Trustees' fees ......................................................           179                 179
   Registration fees ...................................................            50                  50
   Administration fees .................................................            38                  38
   Reports to shareholders .............................................            26                  26
   Transfer agent fees .................................................             1                   1
   Distribution fees -- A Shares .......................................             1                   4
   Other ...............................................................           262                 263
                                                                               -------             -------
   Total expenses before fee waivers and expense reimbursements ........         4,439               4,441
   Expenses waived/reimbursed by Adviser ...............................        (2,764)             (2,764)
   Sub-administration and accounting fees waived .......................          (434)               (434)
                                                                               -------             -------
        Total expenses, net ............................................         1,241               1,243
                                                                               -------             -------
   Net investment income ...............................................         6,298              12,062
                                                                               -------             -------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain on investments ....................................            56                  --
   Net increase (decrease) in unrealized appreciation (depreciation)
      on investments ...................................................        (2,209)             50,343
                                                                               -------             -------
   Net gain (loss) on investments ......................................        (2,153)             50,343
                                                                               -------             -------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ...................       $ 4,145             $62,405
                                                                               =======             =======

----------------
(1)  Commencement of operations was December 18, 2006.

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- FUNDAMENTALLY WEIGHTED FUNDS
--------------------------------------------------------------------------------
   FINANCIAL STATEMENTS -- CONTINUED
--------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS


                                                                          LARGE COMPANY          SMALL COMPANY
                                                                              FUND                   FUND
                                                                      --------------------   --------------------
                                                                         FOR THE PERIOD         FOR THE PERIOD
                                                                      DECEMBER 18, 2006(1)   DECEMBER 18, 2006(1)
                                                                            THROUGH                 THROUGH
                                                                        DECEMBER 31, 2006      DECEMBER 31, 2006
                                                                           (UNAUDITED)             (UNAUDITED)
                                                                      --------------------   --------------------
INCREASE (DECREASE) IN NET ASSETS:
Operations:
   Net investment income ...........................................       $    6,298              $   12,062
   Net realized gain on investments ................................               56                      --
   Net increase (decrease) in unrealized appreciation (depreciation)
      on investments ...............................................           (2,209)                 50,343
                                                                           ----------              ----------
   Net increase in net assets resulting from operations ............            4,145                  62,405
                                                                           ----------              ----------
Fund share transactions (Note 5):
   Proceeds from shares sold .......................................        6,067,800               6,092,465
   Cost of shares redeemed .........................................               --                 (45,498)
                                                                           ----------              ----------
Net increase in net assets from Fund share transactions ............        6,067,800               6,046,967
                                                                           ----------              ----------
Total increase in net assets .......................................        6,071,945               6,109,372

NET ASSETS:
   Beginning of Period .............................................               --                      --
                                                                           ----------              ----------
   End of Period ...................................................       $6,071,945              $6,109,372
                                                                           ==========              ==========
Undistributed net investment income ................................       $    6,298              $   12,062
                                                                           ----------              ----------

-----------
(1) Commencement of operations.

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- FUNDAMENTALLY WEIGHTED FUNDS
--------------------------------------------------------------------------------
   FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------


      The following tables include selected data for a share outstanding throughout the period and other performance information derived from the financial statements. The total returns in the tables represent the rate an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information should be read in conjunction with the financial statements and notes thereto.

                                                                                      FOR THE PERIOD
                                                                                    DECEMBER 18, 2006(1)
                                                                                          THROUGH
                                                                                     DECEMBER 31, 2006
LARGE COMPANY FUND -- INSTITUTIONAL SHARES                                             (UNAUDITED)
                                                                                   ----------------------
NET ASSET VALUE -- BEGINNING OF PERIOD .........................................            $10.00
                                                                                            ------
INVESTMENT OPERATIONS:
   Net investment income(2) ....................................................              0.01
   Net realized and unrealized loss on investments .............................                --(3)
                                                                                            ------
      Total from investment operations .........................................              0.01
                                                                                            ------
NET ASSET VALUE -- END OF PERIOD ...............................................            $10.01
                                                                                            ======
TOTAL RETURN ...................................................................              0.10%**
RATIOS (TO AVERAGE NET ASSETS)/SUPPLEMENTAL DATA:
   Expenses:
      Including expense limitations ............................................              0.60%*
      Excluding expense limitations ............................................              2.32%*
   Net investment income .......................................................              3.30%*(,4)
Portfolio turnover rate ........................................................                --**(,5)
Net assets at the end of period (000 omitted) ..................................            $6,062



-------------------
*   Annualized.
**  Not annualized.
(1) Commencement of operations.
(2) The net investment income per share was calculated using the average shares outstanding method.
(3) Less than $0.01 per share.
(4) Because the Fund has only a brief operating history, shareholders should not expect, on a long-term basis, the net investment income ratio shown for the period.
(5) Less than 1%.




    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- FUNDAMENTALLY WEIGHTED FUNDS
--------------------------------------------------------------------------------
   FINANCIAL HIGHLIGHTS -- CONTINUED
--------------------------------------------------------------------------------

                                                                                             FOR THE PERIOD
                                                                                           DECEMBER 18, 2006(1)
                                                                                                THROUGH
                                                                                            DECEMBER 31, 2006
LARGE COMPANY FUND -- A SHARES                                                                (UNAUDITED)
                                                                                         ----------------------
NET ASSET VALUE -- BEGINNING OF PERIOD ............................................               $10.00
                                                                                                  ------
INVESTMENT OPERATIONS:
   Net investment income(2) .......................................................                 0.01
   Net realized and unrealized loss on investments ................................                   --(3)
                                                                                                  ------
      Total from investment operations ............................................                 0.01
                                                                                                  ------
NET ASSET VALUE -- END OF PERIOD ..................................................               $10.01
                                                                                                  ======
TOTAL RETURN(4) ...................................................................                 0.10%**
RATIOS (TO AVERAGE NET ASSETS)/SUPPLEMENTAL DATA:
   Expenses:
      Including expense limitations ...............................................                 0.85%*
      Excluding expense limitations ...............................................                 2.57%*
   Net investment income ..........................................................                 3.05%*(,5)
Portfolio turnover rate ...........................................................                   --**(,6)
Net assets at the end of period (000 omitted) .....................................               $   10



-------------------
*   Annualized.
**  Not annualized.
(1) Commencement of operations.
(2) The net investment income per share was calculated using the average shares outstanding method.
(3) Less than $0.01 per share.
(4) The total return does not reflect the impact of the maximum front-end sales load of 3.50%. If reflected, the return would be lower. (5) Because the Fund has only a brief operating history, shareholders should not expect, on a long-term basis, the net investment income ratio shown for the period.
(6) Less than 1%.




    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- FUNDAMENTALLY WEIGHTED FUNDS
--------------------------------------------------------------------------------
   FINANCIAL HIGHLIGHTS -- CONTINUED
--------------------------------------------------------------------------------

                                                                                           FOR THE PERIOD
                                                                                         DECEMBER 18, 2006(1)
                                                                                               THROUGH
                                                                                          DECEMBER 31, 2006
SMALL COMPANY FUND -- INSTITUTIONAL SHARES                                                  (UNAUDITED)
                                                                                        ----------------------
NET ASSET VALUE -- BEGINNING OF PERIOD ............................................              $10.00
                                                                                                 ------
INVESTMENT OPERATIONS:
   Net investment income(2)........................................................                0.02
   Net realized and unrealized gain on investments ................................                0.11
                                                                                                 ------
      Total from investment operations ............................................                0.13
                                                                                                 ------
NET ASSET VALUE -- END OF PERIOD ..................................................              $10.13
                                                                                                 ======
TOTAL RETURN ......................................................................                1.30%**
RATIOS (TO AVERAGE NET ASSETS)/SUPPLEMENTAL DATA:
   Expenses:
      Including expense limitations ...............................................                0.60%*
      Excluding expense limitations ...............................................                2.27%*
   Net investment income ..........................................................                6.32%*(,3)
Portfolio turnover rate ...........................................................                   0%**
Net assets at the end of period (000 omitted) .....................................              $6,099



-------------------
*   Annualized.
**  Not annualized.
(1) Commencement of operations.
(2) The net investment income per share was calculated using the average shares outstanding method.
(3) Because the Fund has only a brief operating history, shareholders should not expect, on a long-term basis, the net investment income ratio shown for the period.



    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- FUNDAMENTALLY WEIGHTED FUNDS
--------------------------------------------------------------------------------
   FINANCIAL HIGHLIGHTS -- CONTINUED
--------------------------------------------------------------------------------

                                                                                                FOR THE PERIOD
                                                                                             DECEMBER 18, 2006(1)
                                                                                                    THROUGH
                                                                                               DECEMBER 31, 2006
SMALL COMPANY FUND -- A SHARES                                                                     (UNAUDITED)
                                                                                             --------------------
NET ASSET VALUE -- BEGINNING OF PERIOD ............................................                 $10.00
                                                                                                    ------
INVESTMENT OPERATIONS:
   Net investment income(2) .......................................................                   0.02
   Net realized and unrealized gain on investments ................................                   0.11
                                                                                                    ------
      Total from investment operations ............................................                   0.13
                                                                                                    ------
NET ASSET VALUE -- END OF PERIOD ..................................................                 $10.13
                                                                                                    ======
TOTAL RETURN(3)....................................................................                   1.30%**
RATIOS (TO AVERAGE NET ASSETS)/SUPPLEMENTAL DATA:
   Expenses:
      Including expense limitations ...............................................                   0.85%*
      Excluding expense limitations ...............................................                   2.52%*
   Net investment income ..........................................................                   6.08%*(,4)
Portfolio turnover rate ...........................................................                      0%**
Net assets at the end of period (000 omitted) .....................................                 $   10



-------------------
*   Annualized.
**  Not annualized.
(1) Commencement of operations.
(2) The net investment income per share was calculated using the average shares outstanding method.
(3) The total return does not reflect the impact of the maximum front-end sales load of 3.50%. If reflected, the return would be lower.
(4) Because the Fund has only a brief operating history, shareholders should not expect, on a long-term basis, the net investment income ratio shown for the period.



    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- FUNDAMENTALLY WEIGHTED FUNDS
--------------------------------------------------------------------------------
   NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------


1. DESCRIPTION OF THE FUNDS. WT Mutual Fund (the "Trust") is registered under the Investment Company Act of 1940, as amended, (the "1940 Act") as an open-end management investment company and was organized as a Delaware business trust on June 1, 1994. The Amended and Restated Agreement and Declaration of Trust permits the Board of Trustees (the "Trustees") to establish series of shares, each of which constitutes a series separate and distinct from the shares of other series. As of December 31, 2006, the Trust offered 26 series, two of which are included in these financial statements. The two series are: the Wilmington Fundamentally Weighted Large Company Fund ("Large Company Fund") and the Wilmington Fundamentally Weighted Small Company Fund ("Small Company Fund") (each, a " and collectively, the "Funds"). The Funds commenced operations on December 18, 2006.

   Each Fund offers two classes of shares: Institutional Shares and A Shares. All classes of shares have identical voting, dividend and liquidation rights. Institutional Shares are offered to retirement plans and other institutional investors. A Shares are available to all investors and are subject to a Rule 12b-1 distribution fee and a maximum front end sales charge of 3.50%.

2. SIGNIFICANT   ACCOUNTING  POLICIES.   The  following  is  a  summary  of  the
   significant accounting policies of the Funds:

   SECURITY VALUATION. Securities held by the Funds which are listed on a securities exchange and for which market quotations are available are valued at the last quoted sale price of the day, or, if there is no such reported sale, securities are valued at the mean between the most recent quoted bid and ask prices. Securities traded on The Nasdaq Stock Market, Inc. ("NASDAQ") are valued in accordance with the NASDAQ Official Closing Price, which may not be the last sale price. Price information for listed securities is taken from the exchange where the security is primarily traded. Unlisted securities for which market quotations are readily available are valued at the most recent bid prices. Securities with a remaining maturity of 60 days or less are valued at amortized cost, which approximates market value, unless the Trustees determine that this does not represent fair value. Securities that do not have a readily available current market value are valued in good faith by using procedures adopted by the Trustees. When a Fund uses fair value pricing to determine NAV, securities will not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Trustees believe accurately reflects fair value. The Funds' policy is intended to result in a calculation of a Fund's NAV that fairly reflects security values as of the time of pricing. However, fair values determined pursuant to the Fund's procedures may not accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing.

   In September 2006, the Financial Accounting Standards Board (FASB) issued Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (FAS 157). FAS 157 establishes a framework for measuring fair value in generally accepted accounting principles, clarifies the definition of fair value within that framework, and expands disclosures about the use of fair value measurements. FAS 157 is intended to increase consistency and comparability among fair value estimates used in financial reporting. FAS 157 is effective for fiscal years beginning after November 15, 2007. Management does not expect the adoption of FAS 157 to have an impact on the amounts reported in the financial statements.

   FEDERAL INCOME TAXES. Each Fund is treated as a separate entity for Federal income tax purposes and intends to qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended, and to distribute substantially all of its income to its shareholders. Therefore, no Federal income tax provision has been made.

WILMINGTON FUNDS -- FUNDAMENTALLY WEIGHTED FUNDS
--------------------------------------------------------------------------------
   NOTES TO FINANCIAL STATEMENTS (UNAUDITED) -- CONTINUED
--------------------------------------------------------------------------------


   On July 13, 2006, FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN 48) was released. FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the
   Trust's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. Recent SEC guidance allows implementing FIN 48 in fund net asset value calculations as late as the fund's last net asset value calculation in the first required financial statement reporting period. As a result, the Fund will incorporate FIN 48 in its semi-annual report on December 31, 2007. At this time, management is evaluating the implications of FIN 48 and its impact in the financial statements has not yet been determined.

   SECURITY TRANSACTIONS AND INVESTMENT INCOME. Investment security transactions are accounted for on a trade date basis. Each Fund uses the specific identification method for determining realized gains and losses on investments for both financial and Federal income tax reporting purposes. Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis and includes the amortization of premium and accretion of discount. Each Fund records expenses as incurred. Common expenses of the Trust are allocated on a pro rata basis among the series based on relative net assets.

   CLASS ACCOUNTING. In calculating net asset value per share for each class, investment income, realized and unrealized gains and losses and expenses, other than class specific expenses, are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day. Expenses relating to a specific class are charged directly to that class.

   DISTRIBUTIONS TO SHAREHOLDERS. Distributions from net investment income, if any, are declared and paid to shareholders quarterly. Distributions from net realized gains, if any, are declared and paid to shareholders annually.

   USE OF ESTIMATES IN THE PREPARATION OF FINANCIAL STATEMENTS. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

3. ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES. Rodney Square Management Corporation ("RSMC"), a wholly owned subsidiary of Wilmington Trust Corporation, serves as the investment adviser to the Funds. For its services, RSMC receives a fee of 0.40% of each Fund's first $1 billion of average daily net assets, 0.35% of each Fund's next $1 billion of average daily net assets and 0.30% of each Fund's average daily net assets in excess of $2 billion. Wilmington Trust Investment Management, LLC ("WTIM"), also a wholly owned subsidiary of Wilmington Trust Corporation and under common control with RSMC, provides certain investment services, information, advice, assistance and facilities and performs research, statistical and investment services pursuant to a sub-advisory agreement among the Trust, RSMC and WTIM. WTIM receives a sub-advisory fee from RSMC as agreed to from time to time with RSMC. Such fee paid to WTIM will not exceed the contractual amount of RSMC's fee.

WILMINGTON FUNDS -- FUNDAMENTALLY WEIGHTED FUNDS
--------------------------------------------------------------------------------
   NOTES TO FINANCIAL STATEMENTS (UNAUDITED) -- CONTINUED
--------------------------------------------------------------------------------


   RSMC has contractually agreed to waive a portion of its advisory fee or reimburse other operating expenses (excluding taxes, extraordinary expenses, brokerage commissions and interest) to the extent that total annual Fund operating expenses exceed 0.60% of average daily net assets, excluding class-specific expenses (such as Rule 12b-1 and shareholder services). The undertaking will remain in place through June 30, 2011 unless the Trustees approve its earlier termination.

   The Fund's Chief Compliance Officer is employed and compensated by RSMC. RSMC provides compliance services to the Fund pursuant to a Compliance Services Agreement. For these services, the Trust pays RSMC an annual fee equal to three-fourths of the Chief Compliance Officer's total compensation. The fees for these services for the period ended December 31, 2006 are shown separately on the statements of operations.

   RSMC provides administrative services to each Fund pursuant to an Administration Agreement. For these services, RSMC receives a fee at the annual rate of 0.0185% of the Trust's first $2 billion of total aggregate daily net assets; 0.0175% of the Trust's next $2 billion of total aggregate daily net assets; 0.0125% of the Trust's next $2 billion of total aggregate daily net assets; and 0.0080% of the Trust's total aggregate daily net assets in excess of $6 billion. The fees paid to RSMC for these services for the period ended December 31, 2006 are shown separately on the statements of operations.

   PFPC Inc. provides sub-administration and accounting services pursuant to an agreement with RSMC and the Trust for which it receives fees directly from the Funds.

   COMPENSATION OF TRUSTEES AND OFFICERS. Except for the Funds' Chief Compliance Officer, Trustees and Officers of each Fund who are employees or officers of RSMC or WTIM do not receive any compensation from the Fund. Trustees of each Fund, who are not employees or officers of RSMC or WTIM, receive compensation and reimbursement of expenses from the Fund. Under a Deferred Compensation Plan (the "Plan") adopted August 15, 2002, a disinterested Trustee may elect to defer receipt of all, or a portion, of their annual compensation. Deferred amounts are invested in shares of a series of the Trust and remain so until distributed in accordance with the Plan. Trustees' fees reflected in the accompanying financial statements include total compensation earned, whether elected to be paid in cash or deferred under the Plan.

   DISTRIBUTION FEES. The A Shares of each Fund have adopted a distribution plan under Rule 12b-1 under the 1940 Act that allows the Fund to pay a fee for the sale and distribution of A Shares, and for services provided to A Shares shareholders. The 12b-1 Plan provides for a maximum distribution fee at an annual rate of 0.25% of each Fund's average daily net assets of the A Shares.

   Wilmington Trust Company ("WTC"), an affiliate of RSMC, serves as custodian to the Funds and PFPC Trust Company serves as sub-custodian to the Funds. The Funds pay WTC for its services as custodian and WTC pays PFPC Trust Company for its services as sub-custodian. The fees for these services for the period ended December 31, 2006 are shown separately in the statements of operations.

   Each Fund effects trades for security purchase and sale transactions through brokers that are affiliates of the adviser. Commissions paid on those trades for the period ended December 31, 2006 were $3,144 and $5,832 for the Large Company and Small Company Funds, respectively.

WILMINGTON FUNDS -- FUNDAMENTALLY WEIGHTED FUNDS
--------------------------------------------------------------------------------
   NOTES TO FINANCIAL STATEMENT (UNAUDITED) -- CONTINUED
--------------------------------------------------------------------------------


4. INVESTMENT SECURITIES TRANSACTIONS. During the period ended December 31, 2006, purchases and sales of investment securities (excluding short-term investments) were as follows:


                                                          LARGE COMPANY FUND       SMALL COMPANY FUND
                                                        ---------------------    ---------------------
   Purchases ........................................        $6,059,714                 $5,937,841
   Sales ............................................             4,080                         --


5. CAPITAL SHARE TRANSACTIONS. Transactions in shares of capital stock for the period ended December 31, 2006 for the Institutional Shares and A Shares were as follows:


                                                               INSTITUTIONAL SHARES               A SHARES
                                                             -----------------------        ---------------------
   LARGE COMPANY FUND                                         SHARES       DOLLARS           SHARES      DOLLARS
   -----------------                                         --------     ----------        --------    ---------

   Sold ................................................      605,777     $6,057,800         1,000       $10,000
                                                              -------     ----------         -----       -------
   Net increase ........................................      605,777     $6,057,800         1,000       $10,000
                                                              =======     ==========         =====       =======


                                                               INSTITUTIONAL SHARES               A SHARES
                                                              -----------------------      ----------------------
   SMALL COMPANY FUND                                         SHARES       DOLLARS           SHARES      DOLLARS
   -----------------                                         --------     ----------        --------    ---------
   Sold ................................................      602,370     $6,036,963         5,550       $55,502
   Redeemed ............................................           --             --        (4,550)      (45,498)
                                                              -------     ----------         -----       -------
   Net increase ........................................      602,370     $6,036,963         1,000       $10,004
                                                              =======     ==========         =====       =======

6. FEDERAL TAX INFORMATION. Distributions to shareholders from net investment income and realized gains are determined in accordance with Federal income tax regulations, which may differ from net investment income and realized gains recognized for financial reporting purposes. Additionally, net short-term realized gains are treated as "ordinary income" for tax purposes. Accordingly, the character of distributions and composition of net assets for Federal tax purposes may differ from those reflected in the accompanying financial statements. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on the tax treatment; temporary differences due to timing of recognition of income or gains do not require such reclassification.

   The components of accumulated earnings (deficit) on a tax basis are determined at fiscal year-end. Accordingly, tax balances have not been identified as of December 31, 2006.


7. CONTRACTUAL OBLIGATIONS. The Funds enter into contracts in the normal course of business that contain a variety of indemnifications. The Funds' maximum exposure under these arrangements is unknown. However, the Funds have not had prior claims or losses pursuant to these contracts. Management has reviewed the Funds' existing contracts and expects the risk of loss to be remote.

WILMINGTON FUNDS -- FUNDAMENTALLY WEIGHTED FUNDS
--------------------------------------------------------------------------------
   EVALUATION AND APPROVAL OF INVESTMENT ADVISORY AND
   SUB-ADVISORY AGREEMENTS
--------------------------------------------------------------------------------

      At meetings held on January 30, 2006 and August 24, 2006, the Board of Trustees, including a majority of those trustees who are not "interested persons" as such term is defined in the 1940 Act ("Independent Trustees"), unanimously approved separate investment advisory agreements between WT Mutual Fund (the "Trust"), on behalf of the Wilmington Fundamentally Weighted Large Company Fund and Wilmington Fundamentally Weighted Small Company Fund (the "Funds"), and RSMC (the "Advisory Agreements") for an initial two-year period. The Trustees also unanimously approved a sub-advisory agreement (the "WTIM Agreement" and with the Advisory Agreements, the "Agreements") among the Trust on behalf of the Funds, RSMC and Wilmington Trust Investment Management, LLC (") pursuant to which WTIM provides certain investment services, information, advice, assistance and facilities, research and statistical investment services. WTIM is a wholly owned subsidiary of Wilmington Trust Corporation which is under common control with RSMC.

      Before meeting to determine whether to approve the Agreements, the Board had the opportunity to review written materials provided by RSMC, WTIM and legal counsel to the Trust which contained information to help the Board evaluate the Agreements. The materials generally included information regarding (i) proposed services to be performed for the Trust and the Funds, (ii) the size and qualifications of the RSMC and WTIM portfolio management staff, (iii) any potential or actual material conflicts of interest which may arise in connection with a portfolio manager's management of the Funds, (iv) brokerage selection procedures, (v) the procedures for allocating investment opportunities between the Funds and other clients, (vi) results of any independent audit or regulatory examination, including any recommendations or deficiencies noted, (vii) any litigation, investigation or administrative proceeding which may have a material impact on RSMC's or WTIM's ability to service the Funds, (viii) the compliance with federal securities laws and other regulatory requirements, and (ix) proxy voting policies. The Trustees also received information regarding the proposed advisory fees and an analysis of these fees in relation to the proposed delivery of services to the Funds, the estimated costs of providing such services, the anticipated profitability of the firm in general and any other ancillary benefit resulting from RSMC's and WTIM's relationship with the Trust. The Board also received a memorandum from counsel to the Trust which outlined the duties of trustees when considering approval of an investment advisory agreement and related legal standards. The Board considered and weighed the above information based upon their accumulated experience in governing the Trust and working with RSMC on matters relating to the Trust.

      During its deliberations on whether to approve the Agreements, the Board considered many factors. The Board considered the nature, extent and quality of the services to be provided by RSMC and WTIM. The Board noted the changes to the operations of the Trust over the past year as well as the personnel additions. The Board determined that the changes have generally been favorable. The Trustees concluded that the nature, extent and quality of the services to be provided by RSMC and WTIM to the Funds were appropriate and consistent with the terms of the proposed Agreements, that the quality of the proposed services appeared to be consistent with industry norms and that the Funds were likely to benefit from the provision of those services. They also concluded that RSMC and WTIM had sufficient personnel, with the appropriate education and experience, to serve the Funds effectively and had demonstrated their ability to attract and retain qualified personnel. The Board noted that the nature, quality and extent of services provided by RSMC and WTIM have been satisfactory. The Trustees considered RSMC's and WTIM's general performance with respect to other series of the Trust. It was noted that RSMC and WTIM have provided extensive information over the past year regarding their overall performance.

WILMINGTON FUNDS -- FUNDAMENTALLY WEIGHTED FUNDS
--------------------------------------------------------------------------------
   EVALUATION AND APPROVAL OF INVESTMENT ADVISORY AND
   SUB-ADVISORY AGREEMENTS  -- CONTINUED
--------------------------------------------------------------------------------

      The Trustees then considered the anticipated costs of the services to be provided by RSMC and WTIM, as well as the proposed compensation and expected benefits to be received by RSMC and WTIM in providing services to the Funds. In addition, the Trustees considered any direct or indirect revenues received by affiliates of RSMC and WTIM. It was noted that profitability is an important factor to consider, and the Trustees should be satisfied that the advisers' revenues are sufficient to continue as healthy concerns generally and as investment adviser and sub-adviser of the Funds specifically. In analyzing the fee, the Trustees considered the uniqueness of the Funds, the expertise required in managing the Funds and the fact that RSMC is unaware of other funds that utilize the same investment process as will be employed by the Funds. The Trustees also concluded that the estimated total expense ratio of the Funds were reasonable, taking into account the projected size of the Funds, the quality of services to be provided by RSMC and WTIM and the expense limitations agreed to by RSMC. The Trustees concluded that RSMC and WTIM anticipated fees derived from its relationship with the Trust in light of the Funds' expenses, are reasonable in relation to the nature and quality of the services to be provided.

      The Trustees considered the extent to which economies of scale would be realized relative to fee levels as the Funds grow, and whether the fee levels reflect these economies of scale for the benefit of shareholders. The Board determined that economies of scale should be achieved at higher asset levels for the Funds.

      The Trustees considered whether any events have occurred that would constitute a reason for the Board not to approve the Agreements and concluded there were not. After consideration of all the factors, and taking into consideration the information presented during previous meetings of the Board, the Board determined that it would be in the best interests of the Funds and their prospective shareholders to approve the Agreements. In arriving at its decision, the Board did not identify any single matter as controlling, but made their determination in light of all the facts and circumstances.

WILMINGTON FUNDS -- FUNDAMENTALLY WEIGHTED FUNDS
--------------------------------------------------------------------------------
   TRUSTEES AND OFFICERS
--------------------------------------------------------------------------------

WT  Mutual  Fund  (the  "Trust")  is  governed  by  a  Board  of  Trustees  (the
"Trustees"). The primary responsibility of the Trustees of the Trust is to represent the interest of the Trust's shareholders and to provide oversight management of the Trust.

The following table presents certain information regarding the Trustees and Officers of the Trust. Each person listed under "Interested Trustee" below is an "interested person" of the Trust's investment advisers, within the meaning of the Investment Company Act of 1940, as amended (the "1940 Act"). Each person who is not an "interested person" of the Trust's investment advisers or the Trust within the meaning of the 1940 Act is referred to as an "Independent Trustee" and is listed under such heading below.

Unless specified otherwise, the address of each Trustee and Officer as it relates to the Trust is 1100 N. Market Street, Wilmington, DE 19890.

The Statement of Additional Information for the Trust contains additional information about the Trust's Trustees and is available, without charge, upon request, by calling (800) 336-9970 or by visiting the Funds' website at www.wilmingtonfunds.com.


INTERESTED TRUSTEES


                                                                                                  NUMBER OF
                                                                                                  FUNDS IN
                                                                             PRINCIPAL              FUND              OTHER
                            POSITION(S)       TERM OF OFFICE AND           OCCUPATION(S)           COMPLEX        DIRECTORSHIPS
        NAME AND             HELD WITH          LENGTH OF TIME              DURING PAST          OVERSEEN BY         HELD BY
     DATE OF BIRTH             TRUST                SERVED                   FIVE YEARS            TRUSTEE           TRUSTEE
------------------------  ---------------  ------------------------  --------------------------  -----------  ----------------------
NEIL WOLFSON(1)           Trustee,         Shall serve at the        President of Wilmington         26                None
Date of Birth: 6/64       President and    pleasure of the Board     Trust Investment
                          Chief Executive  and until successor is    Management, LLC
                          Officer          elected and qualified.    ("WTIM") since
                                           Trustee since November    November 2006; Chief
                                           2005; President and       Investment Officer of
                                           Chief Executive Officer   WTIM from 2004 to
                                           since January 2006.       2006; Partner with
                                                                     KPMG from 1996 to
                                                                     2004.

ROBERT J. CHRISTIAN(2)    Trustee          Shall serve until         Retired since February          26                None
Date of Birth: 2/49                        death, resignation or     2006. Executive Vice
                                           removal. Trustee          President and Chief
                                           since October 1998;       Investment Officer of
                                           President and             Wilmington Trust
                                           Chairman of the           Company from 1996 to
                                           Board from October        2005; President of
                                           1998 to January           Rodney Square
                                           2006.                     Management Corporation
                                                                     ("RSMC") from 1996 to
                                                                     2005; Vice President of
                                                                     RSMC from 2005 to
                                                                     2006.

_____________

(1) Mr. Wolfson is an "Interested Trustee" by reason of his position as President of Wilmington Trust Investment Management, LLC ("WTIM"), an affiliate of RSMC.

(2) Mr. Christian is an "Interested Trustee" by reason of his former position as President of RSMC, an investment adviser to the Trust. As of February 2006, Mr. Christian is no longer employed by RSMC but is considered an "Interested Trustee."

WILMINGTON FUNDS -- FUNDAMENTALLY WEIGHTED FUNDS
--------------------------------------------------------------------------------
   TRUSTEES AND OFFICERS -- CONTINUED
--------------------------------------------------------------------------------


INDEPENDENT TRUSTEES

INDEPENDENT TRUSTEES

                                                                                                  NUMBER OF
                                                                                                  FUNDS IN
                                                                             PRINCIPAL              FUND              OTHER
                            POSITION(S)       TERM OF OFFICE AND           OCCUPATION(S)           COMPLEX        DIRECTORSHIPS
        NAME AND             HELD WITH          LENGTH OF TIME              DURING PAST          OVERSEEN BY         HELD BY
     DATE OF BIRTH             TRUST                SERVED                   FIVE YEARS            TRUSTEE           TRUSTEE
------------------------  ---------------  ------------------------  --------------------------  -----------  ----------------------
ROBERT ARNOLD             Trustee          Shall serve until death,  Founder and co-manager,         26       First Potomac Realty
Date of Birth: 3/44                        resignation or removal.   R. H. Arnold & Co., Inc.                 Trust (real estate
                                           Trustee since May 1997.   (investment banking                      investment trust).
                                                                     company) since 1989.

DR. ERIC BRUCKER          Trustee          Shall serve until death,  Professor of Economics,         26                None
Date of Birth: 12/41                       resignation or removal.   Widener University since
                                           Trustee since October     July 2004; formerly,
                                           1999.                     Dean, School of Business
                                                                     Administration of
                                                                     Widener University from
                                                                     2001 to 2004.

NICHOLAS GIORDANO         Trustee and      Shall serve until death,  Consultant, financial           26       Kalmar Pooled
Date of Birth: 3/43       Chairman of the  resignation or removal.   services organizations                   Investment Trust;
                          Board            Trustee since October     from 1997 to present.                    Independence Blue
                                           1998.                                                              Cross; and IntriCon
                                                                                                              Corporation
                                                                                                              (industrial furnaces
                                                                                                              and ovens).

LOUIS KLEIN, JR.          Trustee          Shall serve until death,  Self-employed financial         31       CRM Mutual Fund
Date of Birth: 5/35                        resignation or removal.   consultant since 1991.                   Trust (since June
                                           Trustee since October                                              2005); WHX
                                           1999.                                                              Corporation
                                                                                                              (industrial
                                                                                                              manufacturer).

JOHN J. QUINDLEN          Trustee          Shall serve until death,  Retired since 1993.             26                None
Date of Birth: 5/32                        resignation or removal.
                                           Trustee since October
                                           1999.

MARK A. SARGENT           Trustee          Shall serve until death,  Dean and Professor of           26                None
Date of Birth: 4/51                        resignation or removal.   Law, Villanova University
                                           Trustee since November    School of Law since July
                                           2001.                     1997.

WILMINGTON FUNDS -- FUNDAMENTALLY WEIGHTED FUNDS
--------------------------------------------------------------------------------
   TRUSTEES AND OFFICERS -- CONTINUED
--------------------------------------------------------------------------------

EXECUTIVE OFFICERS

                                                                                                  NUMBER OF
                                                                                                  FUNDS IN
                                                                             PRINCIPAL              FUND              OTHER
                            POSITION(S)       TERM OF OFFICE AND           OCCUPATION(S)           COMPLEX        DIRECTORSHIPS
     NAME, ADDRESS           HELD WITH          LENGTH OF TIME              DURING PAST          OVERSEEN BY         HELD BY
   AND DATE OF BIRTH           TRUST                SERVED                   FIVE YEARS            TRUSTEE           TRUSTEE
------------------------  ---------------  ------------------------  --------------------------  -----------  ----------------------
CLAYTON M. ALBRIGHT       Vice President   Shall serve at the        Vice President, WTIM            N/A               N/A
1100 North Market Street                   pleasure of the Board     since 2006; Vice
Wilmington, DE 19890                       and until successor is    President, RSMC since
Date of Birth: 9/53                        elected and qualified.    2001; Vice President,
                                           Officer since October     Wilmington Trust
                                           1998.                     Company since 1997.

JOSEPH M. FAHEY, JR.      Vice President   Shall serve at the        Vice President, RSMC            N/A               N/A
1100 North Market Street                   pleasure of the Board     since 1992.
Wilmington, DE 19890                       and until successor is
Date of Birth: 1/57                        elected and qualified.
                                           Officer since November
                                           1999.

JOHN J. KELLEY            Vice President,  Shall serve at the        Vice President of RSMC          N/A               N/A
1100 North Market Street  Chief Financial  pleasure of the Board     since July 2005; Vice
Wilmington, DE 19890      Officer,         and until successor is    President of PFPC Inc.
Date of Birth: 9/59       Treasurer &      elected and qualified.    from January 2005 to July
                          Secretary        Officer since September   2005; Vice President of
                                           2005.                     Administration, 1838
                                                                     Investment Advisors, LP
                                                                     from 1999 to 2005; Chief
                                                                     Compliance Officer, 1838
                                                                     Investment Advisors, LP
                                                                     from 2004 to 2005.

WILLIAM P. RICHARDS, JR.  Vice President   Shall serve at the        Managing Director,              N/A               N/A
100 Wilshire Boulevard                     pleasure of the Board     Roxbury Capital
Suite 1000                                 and until successor is    Management LLC
Santa Monica, CA 90401                     elected and qualified;    (registered investment
Date of Birth: 11/36                       Officer since November    adviser) since 1998.
                                           2004.

ANNA M. BENCROWSKY        Chief            Shall serve at the        Chief Compliance                N/A               N/A
1100 North Market Street  Compliance       pleasure of the Board     Officer, RSMC since
Wilmington, DE 19890      Officer          and until successor is    2004; Vice President and
Date of Birth: 5/51                        elected and qualified.    Chief Compliance
                                           Officer since September   Officer, 1838 Investment
                                           2004.                     Advisors, LP from 1998
                                                                     to 2004.

WILMINGTON FUNDS -- FUNDAMENTALLY WEIGHTED FUNDS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------


VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Trust used to determine how to vote proxies relating to securities held in the Trust's portfolios is available without charge on the SEC's website at HTTP://WWW.SEC.GOV. Information regarding how the investment adviser voted proxies for the most recent twelve month period ended June 30, 2006 is available without charge, on the SEC's website listed above.

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

                                    TRUSTEES
                                Robert H. Arnold
                                Dr. Eric Brucker
                               Robert J. Christian
                              Nicholas A. Giordano
                                Louis Klein, Jr.
                                John J. Quindlen
                                 Mark A. Sargent
                                  Neil Wolfson
                        -------------------------------


                                    OFFICERS
                            Neil Wolfson, PRESIDENT/
                             CHIEF EXECUTIVE OFFICER
                         John J. Kelley, VICE PRESIDENT/
                 CHIEF FINANCIAL OFFICER/TREASURER AND SECRETARY
                       Clayton M. Albright, VICE PRESIDENT
                      Joseph M. Fahey, Jr., VICE PRESIDENT
                    William P. Richards, Jr., VICE PRESIDENT
                  Anna M. Bencrowsky, CHIEF COMPLIANCE OFFICER
                        -------------------------------


                               INVESTMENT ADVISER
                                AND ADMINISTRATOR
                      Rodney Square Management Corporation
                            1100 North Market Street
                              Wilmington, DE 19890
                        -------------------------------


                                    CUSTODIAN
                            Wilmington Trust Company
                            1100 North Market Street
                              Wilmington, DE 19890
                        -------------------------------


                               SUB-ADMINISTRATOR,
                               TRANSFER AGENT AND
                                ACCOUNTING AGENT
                                    PFPC Inc.
                              301 Bellevue Parkway
                              Wilmington, DE 19809
                        -------------------------------




THIS SEMI-ANNUAL REPORT IS AUTHORIZED FOR DISTRIBUTION ONLY TO SHAREHOLDERS AND TO OTHERS WHO HAVE RECEIVED A CURRENT PROSPECTUS OF THE WILMINGTON FUNDAMENTALLY WEIGHTED FUNDS -- INSTITUTIONAL SHARES OR A SHARES.


FUNDAMENTAL SAR 12/06

                 ---------------------------------------------
                                       THE
                                  ROXBURY FUNDS
                 ---------------------------------------------

                DISCIPLINED INVESTING. INDEPENDENT THINKING.(TM)

                 ---------------------------------------------

                             SMALL-CAP GROWTH FUND

                                  MID-CAP FUND

                 ---------------------------------------------

                               SEMI-ANNUAL REPORT

                                DECEMBER 31, 2006

THE ROXBURY FUNDS
-----------------
   LETTER TO SHAREHOLDERS
================================================================================

DEAR SHAREHOLDER:

      The past six months have been good ones for equity investors. The markets responded favorably to an economic environment that was marked by a flurry of deal making and buyouts, solid corporate profits, benign inflation, and the Federal Reserve's decision to hold the line on additional rate cuts.

      Small- and mid-cap stocks continued to do well, though large-caps really stole the show in the most recent period. The Standard & Poor's 500 Index jumped 12.75% during the past six months. By contrast, mid-caps, as measured by the Russell Midcap Growth Index, rose 7.87%, while the small-cap Russell 2000 Growth Index advanced by 6.86%.

      It's interesting to note that many of the higher return stocks in the indices came from cyclical and commodity-driven sectors. For instance, within the Russell 2000 Growth Index, utilities rose 28% while materials jumped almost 15%. This also explains why the S&P 500 did much better than comparable large-cap growth benchmarks, which tend to have smaller weightings in these areas.

      Indeed, we've seen that the risk premium statistics on equities are about as tight as ever. In other words, the market has not differentiated companies based on quality and there has been a strong appetite for risk. By contrast, at Roxbury we view quality as an essential ingredient in every company we buy, since we know that these are the types of businesses that can create shareholder wealth over the long term.

      Fortunately, there are signs investors are trending back to quality for the first time in many years, which bodes well for our fundamentally-driven process. While we don't spend a lot of time thinking about macroeconomic factors, one can observe that inflation seems to be moderating, the Fed no longer feels compelled to raise rates, and consumers are getting some relief thanks to moderating gas prices. At the same time, economic growth appears to be slowing.

      In this kind of atmosphere, companies that can consistently increase earnings and revenues will be rewarded with higher multiples. We will remain focused on finding those businessees with enough of a secular opportunity to outperform regardless of any cyclical, regulatory, or interest rate headwinds that might be in the way.

      In the following pages, you will learn more about how the Roxbury Mid-Cap and Small-Cap Growth Funds performed over the past six months. Of course, if you have any additional questions, please don't hesitate to call or visit our website for more details. You can also find daily pricing and the latest fund information online at www.RoxburyFunds.com.

      In closing, I want to thank all of you who cast ballots in our recent proxy vote. I'm pleased to report that shareholders approved the reorganization of The Roxbury Funds into its own independent fund complex by an overwhelming margin. The new complex began operations at the close of business on February 2, 2007. You'll notice little change, other than slight tweaks to our future marketing and educational materials as we continue to enhance the scope of services made available to our shareholders. All further reports will also be coming directly from The Roxbury Funds, instead of WT Mutual Fund.

THE ROXBURY FUNDS
-----------------
   LETTER TO SHAREHOLDER -- CONTINUED
================================================================================

      As always, we remain committed to being good stewards of your capital and appreciate the trust you have placed in Roxbury to serve your investment needs.

            Sincerely,


            /s/Brian C. Beh                               /s/Neil Wolfson

            Brian C. Beh                                  Neil Wolfson
            President/Chief Operating Officer             President
            Roxbury Capital Management, LLC               WT Mutual Fund

            February 2, 2007

THE ABOVE COMMENTS REFLECT THE INVESTMENT ADVISER'S VIEWS GENERALLY REGARDING THE MARKET AND THE ECONOMY, WERE CURRENT AS OF THE DATE OF THIS LETTER, AND ARE SUBJECT TO CHANGE AT ANY TIME.

THE ROXBURY FUNDS
-----------------
   MANAGEMENT DISCUSSION OF FUND PERFORMANCE
--------------------------------------------------------------------------------

ROXBURY SMALL-CAP GROWTH FUND

      Small-cap investors continued to be rewarded during the past six months in a friendly overall environment for equities. What's interesting is that much of the strongest performance came from those areas not often frequented by growth investors. For instance, utilities rose 28%, materials jumped 14%, consumer staples advanced 12%, and financials were up 11%. By contrast, the worst performing sectors included consumer discretionary (+10%), healthcare (+7%), and technology (+6%), the three pillars of growth investing.

      Institutional  shares of the  Roxbury  Small-Cap  Growth  Fund rose  4.72%
during the period, compared to 6.86% for the Russell 2000 Growth Index. The discrepancy is fairly easy to explain. Given our stringent requirement for both quality and growth, we rarely hold the types of cyclical companies that propelled returns in the index. We would note, however, that the Fund has significantly outperformed its benchmark since inception.

      We saw positive returns across nearly every market sector in the portfolio during the period. Among our biggest standouts were Perini Corporation, Equinix, and Trammel Crow. Perini is a construction company focused on building hotels and casinos that increased guidance during the period. Equinix is a data center firm that was rewarded for its ability to raise prices in the current environment. Meanwhile, in the midst of overall brisk acquisition activity, Trammel Crow was purchased by CB Richard Ellis.

      Several of the strategy's technology stocks proved to be disappointing during the period, largely due to company-specific issues. For instance, electronic components maker Nam Tai Electronics experienced weaker-than-expected demand for the flexible circuits it makes for use in cell phones. In response, investors sold off the stock. Likewise, shares of chipmaker Zoran Corporation corrected due to inventory problems related to the line of integrated circuits this company manufactures for use in digital cameras.

      We believe the continued run-up in small-caps is justified. Business is pretty good at most companies and, in our opinion, stocks still trade at modest valuations. This is especially true in the small-cap growth space. As a result, we feel optimistic about the prospects for further advancement during 2007. While profits are not increasing at a rate as fast as last year, the outlook remains positive for this asset class. At the same time, inflation appears to be benign and the Fed remains accommodative. All of this provides a nice backdrop for equities and serves as an additional wind at the back of our portfolio companies.

      Very truly yours,


      /s/Steven Marshman           /s/Robert C. Marvin           /s/Brian Smoluch

      Steven Marshman, CFA         Robert C. Marvin, CFA, CPA    Brian Smoluch, CFA
      Portfolio Manager/Analyst    Portfolio Manager/Analyst     Portfolio Manager/Analyst

THE ROXBURY FUNDS
-----------------
   MANAGEMENT DISCUSSION OF FUND PERFORMANCE -- CONTINUED
================================================================================

      The top ten holdings of the Small-Cap Growth Fund as of December 31, 2006, representing approximately 18.8% of total investments were:

                                                                 PERCENT OF
10 LARGEST HOLDINGS                                          TOTAL INVESTMENTS
-------------------                                          -----------------
Laureate Education, Inc. ..................................         2.3%
Alliance Data Systems Corp. ...............................         2.1%
Affiliated Managers Group, Inc. ...........................         2.0%
Herbalife, Ltd. ...........................................         2.0%
Nutri System, Inc. ........................................         1.9%

                                                                 PERCENT OF
10 LARGEST HOLDINGS                                          TOTAL INVESTMENTS
-------------------                                          -----------------
The Advisory Board Co. ....................................         1.8%
FEI Co. ...................................................         1.8%
Witness Systems, Inc. .....................................         1.7%
Build-A-Bear Workshop, Inc. ...............................         1.6%
American Medical Systems
  Holdings, Inc. ..........................................         1.6%

      The following table compares the performance of the Roxbury Small-Cap Growth Fund ("Small-Cap Growth") and the Russell 2000 Growth Index for the periods ended December 31, 2006.*

                                                                         AVERAGE ANNUAL TOTAL RETURN
                                                                    ------------------------------------
                                                                     SIX                        SINCE
                                                                    MONTHS        1 YEAR     INCEPTION 1
                                                                    ------        ------     -----------
Roxbury Small-Cap Growth Fund Institutional Shares .........         4.72%        11.97%        21.25%
Roxbury Small-Cap Growth Fund Investor Shares ..............         4.59%        11.74%        14.31%
Russell 2000(R) Growth Index 2 .............................         6.86%        13.35%        19.00%

----------
* PERFORMANCE QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE. SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THAT SHOWN HERE. PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END IS AVAILABLE BY CALLING 800-497-2960.

      AN INVESTMENT IN THE FUND IS NOT INSURED BY THE FDIC OR ANY OTHER GOVERNMENTAL AGENCY, IS NOT A DEPOSIT OF OR OTHER OBLIGATION OF OR GUARANTEED BY WILMINGTON TRUST OR ANY OTHER BANK OR ENTITY, AND IS SUBJECT TO RISKS INCLUDING A POSSIBLE LOSS OF THE PRINCIPAL AMOUNT INVESTED.

      THE PERFORMANCE IN THE TABLE ABOVE DOES NOT REFLECT THE DEDUCTION OF TAXES A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR REDEMPTION OF FUND SHARES.

      SMALL COMPANY STOCKS MAY BE SUBJECT TO A HIGHER DEGREE OF MARKET RISK THAN THE SECURITIES OF MORE ESTABLISHED COMPANIES BECAUSE THEY TEND TO BE MORE VOLATILE AND LESS LIQUID.

1 THE INSTITUTIONAL SHARES COMMENCED OPERATIONS ON JANUARY 2, 2003 AND THE INVESTOR SHARES COMMENCED OPERATIONS ON SEPTEMBER 30, 2004.

2 THE RUSSELL 2000(R) GROWTH INDEX MEASURES THE PERFORMANCE OF THOSE RUSSELL 2000 COMPANIES WITH HIGHER PRICE-TO-BOOK RATIOS AND HIGHER FORECASTED GROWTH VALUES. THE RUSSELL 2000(R) INDEX MEASURES THE PERFORMANCE OF THE 2,000 SMALLEST COMPANIES IN THE RUSSELL 3000(R) INDEX, AND REPRESENTS APPROXIMATELY 8% OF THE TOTAL MARKET CAPITALIZATION OF THE RUSSELL 3000(R) INDEX. THE RUSSELL 3000(R) INDEX MEASURES THE PERFORMANCE OF THE 3,000 LARGEST U.S. COMPANIES BASED ON TOTAL MARKET CAPITALIZATION, AND REPRESENTS APPROXIMATELY 98% OF THE INVESTABLE U.S. EQUITY MARKET. YOU CANNOT INVEST IN AN INDEX. THE RUSSELL 2000(R) GROWTH INDEX SINCE INCEPTION RETURN SHOWN ABOVE IS FOR THE PERIOD JANUARY 2, 2003 THROUGH DECEMBER 31, 2006.

THE ROXBURY FUNDS
-----------------
   MANAGEMENT DISCUSSION OF FUND PERFORMANCE -- CONTINUED
================================================================================

ROXBURY MID-CAP FUND

      The overall backdrop for equity investing remained positive during the past six months. Despite slowing housing and auto markets, the U.S. economy is growing and the job market continues to support consumer spending. At the same time, interest rates are at reasonable levels and most foreign economies are strong.

      The Roxbury Mid-Cap Fund posted positive gains in the period. Institutional shares of the Fund rose 2.03%, compared to 7.87% for the Russell Midcap Growth Index. This discrepancy was not caused due to poor fundamental execution by our portfolio holdings. In fact, less than a handful of companies in the Fund missed guidance and all continue to execute well. Instead, the shortfall was caused largely by an unusual market landscape in which investors have more highly rewarded commodity-related and cyclical sectors with lower historical growth rates, high dividend yields, and comparatively poor long-term fundamentals.

      Consider this: Earnings growth for our holdings during the past six months was over 20%, and we expect an additional 23% growth in 2007. That means our investments have become cheaper as price appreciation has lagged earnings growth. We believe it is only a matter of time and patience before investors begin to focus on quality and solid long-term fundamentals once again.

      Positive performance was seen among many sectors in the portfolio, especially our financial services and telecommunications stocks. Standout performers included NII Holdings and Nuveen Investments. The primary weakness came from some of our technology and consumer discretionary holdings, including Broadcom, Microsemiconductor, and Chico's FAS.

      Equities ended 2006 well within historical ranges. The S&P 500 Index is valued at just over 15 times estimated 2007 earnings, its lowest level in several years. Mid-cap stocks (using the S&P MidCap Index as a proxy) trade at 16 times estimated earnings, about the middle of the range for the last five years.

      The Roxbury Mid-Cap Fund looks for attractively valued companies, especially when compared to underlying growth rates. Portfolio companies are expected to grow by at least 20% annually, more than 50% faster than the mid-cap market overall. The Fund is currently priced at just over 19 times 2007 estimated earnings. While this is higher than the general market, it is a discount of over 25% on a price-to-growth basis.

      In closing, 2007 is a pre-election year in the presidential term cycle. Historically, these have been positive years for the stock market. In fact, equities have not had a down pre-election year since 1939. That said, it is very difficult, if not impossible, to time the market. Nevertheless, we are optimistic about the outlook for 2007. The adage that the market "climbs a wall of worry" is still appropriate. Investors still fret over the strength of the economy, inflation, the war on terror, a slowing auto industry, and other issues. In our opinion, these concerns are helping to keep prices reasonable for long-term investment.

      We remain committed to our discipline of identifying and investing in quality, growing, profitable businesses trading at reasonable valuations. Over time, this strategy has rewarded investors and we believe it will continue to do so in the future.

   Very truly yours,


   /s/Alfred J. Lockwood

   Alfred J. Lockwood
   Co-Chief Investment Officer and Managing Director
   Portfolio Manager/Analyst

THE ROXBURY FUNDS
   MANAGEMENT DISCUSSION OF FUND PERFORMANCE -- CONTINUED
================================================================================

      The top ten holdings of the Mid-Cap Fund as of December 31, 2006, representing approximately 31.1% of total investments were:

                                                                   PERCENT OF
10 LARGEST HOLDINGS                                            TOTAL INVESTMENTS
-------------------                                            -----------------
NII Holdings, Inc.* .......................................            4.8%
Alliance Data Systems Corp. ...............................            4.0%
CapitalSource, Inc. .......................................            3.2%
The Corporate Executive Board Co. .........................            3.1%
Herbalife, Ltd. ...........................................            3.0%

                                                                   PERCENT OF
10 LARGEST HOLDINGS                                            TOTAL INVESTMENTS
-------------------                                            -----------------
Affiliated Managers Group, Inc. ...........................            2.7%
Weatherford International, Inc. ...........................            2.7%
Global Payments, Inc. .....................................            2.7%
Willlis Group Holdings, Ltd. ..............................            2.5%
UTI Worldwide, Inc. .......................................            2.4%

      The following table compares the performance of the Roxbury Mid-Cap Growth Fund ("Mid-Cap") and the Russell Midcap Growth Index for the periods ended December 31, 2006*.

                                                                        AVERAGE ANNUAL TOTAL RETURN
                                                               ------------------------------------------------
                                                                SIX                                   SINCE
                                                               MONTHS      1 YEAR     5 YEARS       INCEPTION 1
                                                               ------      ------     -------       -----------
Roxbury Mid-Cap Fund Investor Shares ......................     1.91%       7.37%       5.68%          5.15%
Roxbury Mid-Cap Fund Institutional Shares .................     2.03%       7.49%         NA           8.11%
Russell Midcap(R) Growth Index 2 ..........................     7.90%      10.66%       8.22%          2.22%

----------
* PERFORMANCE QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE. SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THAT SHOWN HERE. PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END IS AVAILABLE BY CALLING 800-497-2960.

      AN INVESTMENT IN THE FUND IS NOT INSURED BY THE FDIC OR ANY OTHER GOVERNMENTAL AGENCY, IS NOT A DEPOSIT OF OR OTHER OBLIGATION OF OR GUARANTEED BY WILMINGTON TRUST OR ANY OTHER BANK OR ENTITY, AND IS SUBJECT TO RISKS INCLUDING A POSSIBLE LOSS OF THE PRINCIPAL AMOUNT INVESTED.

      THE PERFORMANCE IN THE TABLE ABOVE DOES NOT REFLECT THE DEDUCTION OF TAXES A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR REDEMPTION OF FUND SHARES.

1 THE INSTITUTIONAL SHARES COMMENCED OPERATIONS ON FEBRUARY 8, 2005 AND THE INVESTOR SHARES COMMENCED OPERATIONS ON DECEMBER 14, 2000.

2 THE RUSSELL MIDCAP(R) GROWTH INDEX MEASURES THE PERFORMANCE OF THOSE RUSSELL MIDCAP COMPANIES WITH HIGHER PRICE-TO-BOOK RATIOS AND HIGHER FORECASTED GROWTH VALUES. THE STOCKS ARE ALSO INCLUDED IN THE RUSSELL 1000(R) GROWTH INDEX. THE RUSSELL 1000(R) GROWTH INDEX MEASURES THE PERFORMANCE OF THOSE RUSSELL 1000 COMPANIES WITH HIGHER PRICE-TO-BOOK RATIOS AND HIGHER FORECASTED GROWTH VALUES. RUSSELL 1000(R) INDEX MEASURES THE PERFORMANCE OF THE 1,000 LARGEST COMPANIES IN THE RUSSELL 3000(R) INDEX, AND REPRESENTS APPROXIMATELY 92% OF THE TOTAL MARKET CAPITALIZATION OF THE RUSSELL 3000(R) INDEX. AS OF THE LATEST RECONSTITUTION, THE AVERAGE MARKET CAPITALIZATION WAS APPROXIMATELY $13.0 BILLION; THE MEDIAN MARKET CAPITALIZATION WAS APPROXIMATELY $4.6 BILLION. THE SMALLEST COMPANY IN THE INDEX HAD AN APPROXIMATE MARKET CAPITALIZATION OF $1.8 BILLION. THE RUSSELL MIDCAP(R) GROWTH INDEX SINCE INCEPTION RETURN SHOWN ABOVE IS FOR THE PERIOD DECEMBER 14, 2000 THROUGH DECEMBER 31, 2006.

THE ROXBURY FUNDS
-----------------
   EXPENSE DISCLOSURE (UNAUDITED)
================================================================================

DISCLOSURE OF FUND EXPENSES

      The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of a Fund, you incur ongoing costs, including management fees and other Fund expenses. A Fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

      The Expense Tables below illustrate your Fund's costs in two ways.

      o ACTUAL FUND RETURN. The first line of each table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during the period.

      o HYPOTHETICAL 5% RETURN. The second line of each table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees, if any. Therefore, the second line of each table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The "Annualized Expense Ratio" reflects the actual expenses for the period indicated.

THE ROXBURY FUNDS
-----------------
   EXPENSE DISCLOSURE (UNAUDITED) -- CONTINUED
================================================================================

FOR THE PERIOD JULY 1, 2006 TO DECEMBER 31, 2006

EXPENSE TABLES

                                                                 BEGINNING      ENDING                         EXPENSES
                                                                  ACCOUNT       ACCOUNT       ANNUALIZED         PAID
                                                                   VALUE         VALUE          EXPENSE         DURING
                                                                  7/01/06      12/31/06          RATIO          PERIOD*
                                                                 ---------     ---------      ----------      ---------
ROXBURY SMALL-CAP GROWTH FUND - INSTITUTIONAL SHARES
Actual Fund Return .........................................     $1,000.00     $1,047.20         1.24%          $ 6.40
Hypothetical 5% Return Before Expenses .....................      1,000.00      1,018.96         1.24%            6.31

ROXBURY SMALL-CAP GROWTH FUND - INVESTOR SHARES
Actual Fund Return .........................................     $1,000.00     $1,045.90         1.49%          $ 7.68
Hypothetical 5% Return Before Expenses .....................      1,000.00      1,017.69         1.49%            7.58

ROXBURY MID-CAP FUND - INSTITUTIONAL SHARES
Actual Fund Return .........................................     $1,000.00     $1,020.30         1.30%          $ 6.62
Hypothetical 5% Return Before Expenses .....................      1,000.00      1,018.65         1.30%            6.61

ROXBURY MID-CAP FUND - INVESTOR SHARES
Actual Fund Return .........................................     $1,000.00     $1,019.10         1.55%          $ 7.89
Hypothetical 5% Return Before Expenses .....................      1,000.00      1,017.39         1.55%            7.88

----------
* Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by the number days in the most recent fiscal half-year, then divided by 365.

THE ROXBURY FUNDS
-----------------
   DISCLOSURE OF PORTFOLIO HOLDINGS (UNAUDITED)
================================================================================

DECEMBER 31, 2006

      The following tables present a summary of the portfolio holdings of the Roxbury Small-Cap Growth and Mid-Cap Funds as a percentage of their total investments.

SMALL-CAP GROWTH FUND
Common stocks
   Information Technology                                 28.4%
   Health Care                                            21.3%
   Industrials                                            20.3%
   Consumer Discretionary                                 13.6%
   Financials                                              4.4%
   Energy                                                  2.7%
   Consumer Staples                                        2.0%
Short-Term Investments                                     7.3%
                                                         -----
                                                         100.0%
                                                         =====

MID-CAP FUND
Common stocks
   Information Technology                                 24.8%
   Financials                                             17.7%
   Consumer Discretionary                                 15.7%
   Health Care                                            15.3%
   Industrials                                            11.3%
   Energy                                                  4.9%
   Telecommunication Services                              4.8%
   Consumer Staples                                        3.0%
Short-Term Investments                                     2.5%
                                                         -----
                                                         100.0%
                                                         =====

DISCLOSURE OF PORTFOLIO HOLDINGS

The Trust files a complete schedule of investments with the SEC for its first and third fiscal quarters on Form N-Q. Form N-Q is available without charge by visiting the SEC's website at http://www.sec.gov, or it may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

ROXBURY SMALL-CAP GROWTH FUND
-----------------------------
   INVESTMENTS / DECEMBER 31, 2006 (UNAUDITED)

   (Showing Percentage of Total Investments)
================================================================================

                                                                        VALUE
                                                         SHARES        (NOTE 2)
                                                        -------     ------------
COMMON STOCK -- 92.7%
 CONSUMER DISCRETIONARY -- 13.6%
  APPAREL RETAIL -- 1.0%
   The Men's Wearhouse, Inc. ...................         55,355     $  2,117,882
                                                                    ------------
  DIVERSIFIED CONSUMER SERVICES -- 2.3%
   Laureate Education, Inc.* ...................        100,725        4,898,257
                                                                    ------------
  HOTELS, RESTAURANTS, & LEISURE -- 1.7%
   Ruby Tuesday, Inc. ..........................         86,261        2,367,002
   Texas Roadhouse, Inc. - Class A* ............        101,400        1,344,564
                                                                    ------------
                                                                       3,711,566
                                                                    ------------
  INTERNET & CATALOG RETAIL -- 1.9%
   Nutri System, Inc.* .........................         63,285        4,011,636
                                                                    ------------
  LEISURE PRODUCTS -- 0.9%
   MarineMax, Inc.* ............................         76,280        1,977,940
                                                                    ------------
  RESTAURANTS -- 0.9%
   California Pizza Kitchen, Inc.* .............         56,795        1,891,842
                                                                    ------------
  SPECIALTY RETAIL -- 4.9%
   Build-A-Bear-Workshop, Inc.* ................        124,690        3,493,814
   Citi Trends, Inc.* ..........................         32,800        1,300,192
   Stage Stores, Inc. ..........................        100,565        3,056,170
   Urban Outfitters, Inc.* .....................        116,700        2,687,601
                                                                    ------------
                                                                      10,537,777
                                                                    ------------
  TOTAL CONSUMER DISCRETIONARY .................                      29,146,900
                                                                    ------------
 CONSUMER STAPLES -- 2.0%
  PERSONAL PRODUCTS -- 2.0%
   Herbalife, Ltd.* ............................        108,410        4,353,746
                                                                    ------------
  TOTAL CONSUMER STAPLES .......................                       4,353,746
                                                                    ------------
 ENERGY -- 2.7%
  ENERGY EQUIPMENT & SERVICES -- 1.3%
   Hercules Offshore, Inc.* ....................         47,940        1,385,466
   Universal Compression
    Holdings, Inc.* ............................         23,560        1,463,312
                                                                    ------------
                                                                       2,848,778
                                                                    ------------
  OIL & GAS EQUIPMENT & SERVICES -- 1.4%
   Superior Energy Services, Inc.* .............         90,295        2,950,840
                                                                    ------------
  TOTAL ENERGY .................................                       5,799,618
                                                                    ------------

                                                                        VALUE
                                                         SHARES        (NOTE 2)
                                                        -------     ------------
 FINANCIALS -- 4.4%
  CAPITAL MARKETS -- 2.1%
   Affiliated Managers Group, Inc.* ............         42,395     $  4,456,987
                                                                    ------------
  INSURANCE -- 1.1%
   Navigators Group, Inc.* .....................         49,935        2,405,868
                                                                    ------------
  REAL ESTATE INVESTMENT TRUSTS -- 1.2%
   Alexandria Real Estate Equities,
    Inc. .......................................         14,295        1,435,218
   Lasalle Hotel Properties ....................         23,505        1,077,704
                                                                    ------------
                                                                       2,512,922
                                                                    ------------
  TOTAL FINANCIALS .............................                       9,375,777
                                                                    ------------
 HEALTH CARE -- 21.3%
  BIOTECHNOLOGY -- 2.1%
   Arena Pharmaceuticals, Inc.* ................        100,985        1,303,716
   PDL BioPharma, Inc.* ........................         98,330        1,980,366
   Senomyx, Inc.* ..............................        100,405        1,304,261
                                                                    ------------
                                                                       4,588,343
                                                                    ------------
  HEALTH CARE EQUIPMENT -- 1.0%
   IDEXX Laboratories, Inc.* ...................         27,630        2,191,059
                                                                    ------------
  HEALTH CARE EQUIPMENT & SUPPLIES -- 4.0%
   American Medical Systems
    Holdings, Inc.* ............................        183,360        3,395,827
   Gen-Probe, Inc.* ............................         60,400        3,163,148
   NMT Medical, Inc.* ..........................         71,065          961,510
   Spectranetics Corp.* ........................         85,390          964,053
                                                                    ------------
                                                                       8,484,538
                                                                    ------------
  HEALTH CARE FACILITIES -- 0.9%
   VCA Antech, Inc.* ...........................         56,950        1,833,221
                                                                    ------------
  HEALTH CARE PROVIDERS & SERVICES -- 5.2%
   Pediatrix Medical Group, Inc.* ..............         68,235        3,336,691
   PSS World Medical, Inc.* ....................        106,330        2,076,625
   Sunrise Senior Living, Inc.* ................        107,280        3,295,642
   United Surgical Partners
    International, Inc.* .......................         89,045        2,524,426
                                                                    ------------
                                                                      11,233,384
                                                                    ------------
  HEALTH CARE SERVICES -- 1.7%
   Inventiv Health, Inc.* ......................         51,635        1,825,297
   Matria Healthcare, Inc* .....................         60,225        1,730,264
                                                                    ------------
                                                                       3,555,561
                                                                    ------------

    The accompanying notes are an integral part of the financial statements.

ROXBURY SMALL-CAP GROWTH FUND
-----------------------------
   INVESTMENTS / DECEMBER 31, 2006 (UNAUDITED) -- CONTINUED

================================================================================

                                                                        VALUE
                                                        SHARES        (NOTE 2)
                                                       --------     ------------
  HEALTH CARE TECHNOLOGY -- 1.4%
   Per-Se Technologies, Inc.* ...................       111,195     $  3,088,997
                                                                    ------------
  MANAGED HEALTH CARE -- 1.4%
   Healthspring, Inc.* ..........................       143,695        2,924,193
                                                                    ------------
  PHARMACEUTICALS -- 3.6%
   Adams Respiratory Therapeutics* ..............        64,610        2,636,734
   Flamel Technologies S.A. ADR* ................        73,720        2,207,914
   Sciele Pharmaceutical Co.* ...................       120,290        2,886,960
                                                                    ------------
                                                                       7,731,608
                                                                    ------------
  TOTAL HEALTH CARE .............................                     45,630,904
                                                                    ------------
 INDUSTRIALS -- 20.3%
  AEROSPACE & DEFENSE -- 2.3%
   AAR Corp.* ...................................        64,130        1,871,955
   Armor Holdings, Inc.* ........................        19,055        1,045,167
   Moog, Inc. - Class A* ........................        52,070        1,988,553
                                                                    ------------
                                                                       4,905,675
                                                                    ------------
  AIR FREIGHT & LOGISTICS -- 1.5%
   UTI Worldwide, Inc.* .........................       107,680        3,219,632
                                                                    ------------
  ALTERNATIVE CARRIERS -- 0.8%
   Globalstar, Inc.* ............................       119,595        1,663,566
                                                                    ------------
  BUILDING PRODUCTS -- 1.1%
   NCI Building Systems, Inc.* ..................        45,230        2,340,653
                                                                    ------------
  COMMERCIAL SERVICES & SUPPLIES -- 7.3%
   Huron Consulting Group, Inc.* ................        54,735        2,481,685
   Kenexa Corp.* ................................        88,735        2,951,326
   Mobile Mini, Inc.* ...........................       102,055        2,749,362
   Resources Connection, Inc.* ..................        56,220        1,790,045
   The Advisory Board Co.* ......................        74,055        3,964,904
   Waste Connections, Inc.* .....................        39,005        1,620,658
                                                                    ------------
                                                                      15,557,980
                                                                    ------------
  CONSTRUCTION & ENGINEERING -- 2.2%
   Perini Corp.* ................................       102,920        3,167,878
   Williams Scotsman International,
    Inc.* .......................................        82,345        1,615,609
                                                                    ------------
                                                                       4,783,487
                                                                    ------------
  ELECTRICAL EQUIPMENT -- 1.4%
   Energy Conversion Devices,
    Inc.* .......................................        85,935        2,920,071
                                                                    ------------

                                                                        VALUE
                                                        SHARES        (NOTE 2)
                                                       --------     ------------
  HUMAN RESOURCE & EMPLOYMENT SERVICES -- 0.4%
   On Assignment, Inc.* .........................        75,105     $    882,484
                                                                    ------------
  INDUSTRIAL GASES -- 0.7%
   Airgas, Inc. .................................        40,195        1,628,701
                                                                    ------------
  TRADING COMPANIES & DISTRIBUTORS -- 2.0%
   Interline Brands, Inc.* ......................        63,125        1,418,419
   The Andersons, Inc. ..........................        68,850        2,918,551
                                                                    ------------
                                                                       4,336,970
                                                                    ------------
  TRUCKING -- 0.6%
   Landstar System, Inc. ........................        34,405        1,313,583
                                                                    ------------
  TOTAL INDUSTRIALS .............................                     43,552,802
                                                                    ------------
INFORMATION TECHNOLOGY -- 28.4%
  APPLICATION SOFTWARE -- 0.3%
   i2 Technologies Inc.* ........................        25,920          591,494
                                                                    ------------
  COMMUNICATIONS EQUIPMENT -- 5.0%
   Bookham, Inc.* ...............................       255,305        1,039,091
   Harmonic, Inc.* ..............................       340,680        2,476,744
   Oplink Communications, Inc.* .................        67,565        1,389,136
   Orbcomm, Inc.* ...............................        93,175          821,804
   Radware, Ltd.* ...............................        65,635        1,042,940
   Superior Essex, Inc.* ........................        50,745        1,687,271
   Symmetricom, Inc.* ...........................       260,705        2,325,489
                                                                    ------------
                                                                      10,782,475
                                                                    ------------
  COMPUTER HARDWARE -- 0.6%
   Cray, Inc.* ..................................       108,935        1,294,148
                                                                    ------------
  COMPUTER STORAGE & PERIPHERALS -- 1.2%
   Rackable Systems, Inc.* ......................        81,285        2,517,396
                                                                    ------------
  COMPUTERS & PERIPHERALS -- 2.9%
   Electronics for Imaging, Inc.* ...............       113,620        3,020,020
   Synaptics, Inc.* .............................       105,805        3,141,350
                                                                    ------------
                                                                       6,161,370
                                                                    ------------
  ELECTRONIC EQUIPMENT MANUFACTURERS -- 0.8%
   Itron, Inc.* .................................        33,860        1,755,302
                                                                    ------------
  INTERNET SOFTWARE & SERVICES -- 3.8%
   Digital Insight Corp.* .......................        72,045        2,773,012
   Equinix, Inc.* ...............................        29,845        2,256,879
   Interwoven, Inc.* ............................       206,675        3,031,922
                                                                    ------------
                                                                       8,061,813
                                                                    ------------

    The accompanying notes are an integral part of the financial statements.

ROXBURY SMALL-CAP GROWTH FUND
-----------------------------
   INVESTMENTS / DECEMBER 31, 2006 (UNAUDITED) -- CONTINUED

================================================================================

                                                                        VALUE
                                                          SHARES      (NOTE 2)
                                                         --------   ------------
  IT SERVICES -- 3.6%
   Alliance Data Systems Corp.* ..................         72,860   $  4,551,564
   Gartner, Inc. - Class A* ......................         84,875      1,679,677
   WNS Holdings Ltd.* ............................         48,980      1,523,278
                                                                    ------------
                                                                       7,754,519
                                                                    ------------
  SEMICONDUCTOR EQUIPMENT -- 1.0%
   Cymer, Inc.* ..................................         48,825      2,145,859
                                                                    ------------
  SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT -- 6.4%
   Anadigics, Inc.* ..............................        316,725      2,806,183
   FEI Co.* ......................................        148,075      3,904,738
   Netlogic Microsystems, Inc.* ..................         65,660      1,424,165
   Silicon Image, Inc.* ..........................        195,030      2,480,782
   Sirf Technology Holdings, Inc.* ...............        120,980      3,087,410
                                                                    ------------
                                                                      13,703,278
                                                                    ------------
  SOFTWARE -- 1.7%
   Witness Systems, Inc.* ........................        211,425      3,706,280
                                                                    ------------
  SYSTEMS SOFTWARE -- 1.1%
   Micros Systems, Inc.* .........................         44,603      2,350,578
                                                                    ------------
  TOTAL INFORMATION TECHNOLOGY ...................                    60,824,512
                                                                    ------------
  TOTAL COMMON STOCK
      (COST $173,540,432) ........................                   198,684,259
                                                                    ------------

                                                                        VALUE
                                                          SHARES      (NOTE 2)
                                                         --------   ------------
SHORT-TERM INVESTMENTS -- 7.3%
   BlackRock Liquidity Funds
    TempCash Portfolio -
    Institutional Series .........................      7,804,825   $  7,804,825
   BlackRock Liquidity Funds
    TempFund Portfolio -
    Institutional Series .........................      7,804,826      7,804,826
                                                                    ------------
  TOTAL SHORT-TERM INVESTMENTS
      (COST $15,609,651) ........................................     15,609,651
                                                                    ------------
  TOTAL INVESTMENTS -- 100.0%
      (COST $189,150,083)+ ......................................   $214,293,910
                                                                    ============

----------
*     Non-income producing security.

+ The cost for Federal income tax purposes is $190,603,360. At December 31, 2006, net unrealized appreciation was $23,690,550. This consisted of aggregate gross unrealized appreciation for all securities for which there was an excess of market value over tax cost of $26,865,948, and aggregate gross unrealized depreciation for all securities for which there was an excess of tax cost over market value of $3,175,398.

ADR -- American Depositary Receipt.

    The accompanying notes are an integral part of the financial statements.

ROXBURY MID-CAP FUND
--------------------
   INVESTMENTS / DECEMBER 31, 2006 (UNAUDITED)

   (Showing Percentage of Total Investments)
================================================================================

                                                                        VALUE
                                                        SHARES        (NOTE 2)
                                                       --------     ------------
COMMON STOCK -- 97.5%
 CONSUMER DISCRETIONARY -- 15.7%
   APPAREL, ACCESSORIES & LUXURY GOODS -- 2.0%
    Gildan Activewear, Inc.* ......................       3,900     $    181,857
                                                                    ------------
   DIVERSIFIED CONSUMER SERVICES -- 1.7%
    Strayer Education, Inc. .......................         800           84,840
    WNS Holdings, Ltd.* ...........................       2,300           71,530
                                                                    ------------
                                                                         156,370
                                                                    ------------
   HOMEFURNISHING RETAIL -- 1.9%
    Bed Bath & Beyond, Inc.* ......................       4,750          180,975
                                                                    ------------
   INTERNET RETAIL -- 2.1%
    Nutri System, Inc.* ...........................       3,000          190,170
                                                                    ------------
   SPECIALTY RETAIL -- 8.0%
    Circuit City Stores, Inc. -
     Carmax Group* ................................       3,400          182,342
    PetSmart ......................................       6,400          184,704
    Tractor Supply Co.* ...........................       4,100          183,311
    Urban Outfitters, Inc.* .......................       8,000          184,240
                                                                    ------------
                                                                         734,597
                                                                    ------------
   TOTAL CONSUMER DISCRETIONARY ...................                    1,443,969
                                                                    ------------
 CONSUMER STAPLES -- 3.0%
   PERSONAL PRODUCTS -- 3.0%
    Herbalife, Ltd.* ..............................       6,800          273,088
                                                                    ------------
   TOTAL CONSUMER STAPLES .........................                      273,088
                                                                    ------------
 ENERGY -- 4.9%
   ENERGY EQUIPMENT & SERVICES -- 4.9%
    Noble Corp. ...................................       2,600          197,990
    Weatherford International, Inc.* ..............       6,000          250,740
                                                                    ------------
                                                                         448,730
                                                                    ------------
   TOTAL ENERGY ...................................                      448,730
                                                                    ------------
 FINANCIALS -- 17.7%
   ASSET MANAGEMENT & CUSTODY BANKS -- 2.1%
    Waddell & Reed Financial, Inc. -
     Class A ......................................       7,000          191,520
                                                                    ------------

                                                                        VALUE
                                                        SHARES        (NOTE 2)
                                                       --------     ------------
 CAPITAL MARKETS -- 2.7%
   Affiliated Managers Group,
    Inc.* .........................................       2,400     $    252,312
                                                                    ------------
 COMMERCIAL BANKS -- 1.1%
   Commerce Bancorp, Inc. .........................       2,800           98,756
                                                                    ------------
 DIVERSIFIED BANKS -- 3.2%
   CapitalSource, Inc. ............................      10,850          296,314
                                                                    ------------
 INSURANCE -- 2.5%
   Willis Group Holdings, Ltd. ....................       5,700          226,347
                                                                    ------------
 REAL ESTATE INVESTMENT TRUSTS -- 2.0%
   Sunstone Hotel Investors, Inc. .................       6,700          179,091
                                                                    ------------
 REAL ESTATE MANAGEMENT & DEVELOPMENT -- 2.0%
   CB Richard Ellis Group, Inc.* ..................       5,525          183,430
                                                                    ------------
 THRIFTS & MORTGAGE FINANCING -- 2.1%
   Hudson City Bancorp, Inc. ......................      13,800          191,544
                                                                    ------------
 TOTAL FINANCIALS .................................                    1,619,314
                                                                    ------------
HEALTH CARE -- 15.3%
 HEALTH CARE EQUIPMENT & SUPPLIES -- 7.3%
   Arthrocare Corp.* ..............................       5,000          199,600
   Cytyc Corp.* ...................................       3,250           91,975
   Gen-Probe, Inc.* ...............................       3,900          204,243
   Intuitive Surgical, Inc.* ......................       1,800          172,620
                                                                    ------------
                                                                         668,438
                                                                    ------------
 HEALTH CARE PROVIDERS & SERVICES -- 2.7%
   Henry Schein, Inc.* ............................       3,200          156,736
   Psychiatric Solutions, Inc.* ...................       2,600           97,552
                                                                    ------------
                                                                         254,288
                                                                    ------------
 HEALTH CARE SERVICES -- 2.2%
   Pediatrix Medical Group, Inc.* .................       4,150          202,935
                                                                    ------------
 LIFE SCIENCES TOOLS & SERVICES -- 3.1%
   Millipore Corp.* ...............................       2,750          183,150
   Ventana Medical Systems, Inc.* .................       2,300           98,969
                                                                    ------------
                                                                         282,119
                                                                    ------------
 TOTAL HEALTH CARE ................................                    1,407,780
                                                                    ------------

    The accompanying notes are an integral part of the financial statements.

ROXBURY MID-CAP FUND
--------------------
   INVESTMENTS / DECEMBER 31, 2006 (UNAUDITED) -- CONTINUED

================================================================================

                                                                        VALUE
                                                        SHARES        (NOTE 2)
                                                       --------     ------------
INDUSTRIALS -- 11.3%
 AIR FREIGHT & LOGISTICS -- 2.4%
   UTI Worldwide, Inc.* .........................         7,400     $    221,260
                                                                    ------------
 COMMERCIAL SERVICES & SUPPLIES -- 5.0%
   Stericycle, Inc.* ............................         2,350          177,425
   The Corporate Executive
    Board Co. ...................................         3,250          285,025
                                                                    ------------
                                                                         462,450
                                                                    ------------
 HUMAN RESOURCE & EMPLOYMENT SERVICES -- 2.3%
   Monster Worldwide, Inc.* .....................         4,425          206,382
                                                                    ------------
 TRADING COMPANIES & DISTRIBUTORS -- 1.6%
   MSC Industrial Direct Co., Inc. -
    Class A .....................................         3,700          144,855
                                                                    ------------
 TOTAL INDUSTRIALS ..............................                      1,034,947
                                                                    ------------
INFORMATION TECHNOLOGY -- 24.8%
 APPLICATION SOFTWARE -- 4.9%
   Autodesk, Inc.* ..............................         3,500          141,610
   FactSet Research Systems, Inc. ...............         1,800          101,664
   Nuance Communications, Inc.* .................        18,000          206,280
                                                                    ------------
                                                                         449,554
                                                                    ------------
 COMMUNICATIONS EQUIPMENT -- 3.7%
   F5 Networks, Inc.* ...........................         1,700          126,157
   Polycom, Inc.* ...............................         6,900          213,279
                                                                    ------------
                                                                         339,436
                                                                    ------------
 ELECTRONIC MANUFACTURING SERVICES -- 3.1%
   Molex, Inc. ..................................         5,700          180,291
   Trimble Navigation, Ltd.* ....................         2,100          106,533
                                                                    ------------
                                                                         286,824
                                                                    ------------
 INTERNET SOFTWARE & SERVICES -- 3.3%
   Digital River, Inc.* .........................         1,500           83,685
   j2 Global Communications,
    Inc.* .......................................         3,400           92,650
   Webex Communications, Inc.* ..................         3,600          125,604
                                                                    ------------
                                                                         301,939
                                                                    ------------

                                                                       VALUE
                                                        SHARES        (NOTE 2)
                                                       --------     ------------
 IT SERVICES -- 7.8%
   Alliance Data Systems Corp.* .................         5,900     $    368,573
   Global Payments, Inc. ........................         5,400          250,020
   Heartland Payment Systems, Inc. ..............         3,400           96,050
                                                                    ------------
                                                                         714,643
                                                                    ------------
 SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT -- 2.0%
   Microchip Technology, Inc. ...................         5,500          179,850
                                                                    ------------
 TOTAL INFORMATION TECHNOLOGY ...................                      2,272,246
                                                                    ------------
TELECOMMUNICATION SERVICES -- 4.8%
 WIRELESS TELECOMMUNICATION SERVICES -- 4.8%
   NII Holdings, Inc.* ..........................         6,900          444,636
                                                                    ------------
 TOTAL TELECOMMUNICATION SERVICES ...............                        444,636
                                                                    ------------
 TOTAL COMMON STOCK
     (COST $7,808,263) ..........................                      8,944,710
                                                                    ------------

SHORT-TERM INVESTMENTS -- 2.5%
   BlackRock Liquidity Funds
    TempCash Portfolio -
    Institutional Series ........................       114,770          114,770
   BlackRock Liquidity Funds
    TempFund Portfolio -
    Institutional Series ........................       114,769          114,769
                                                                    ------------
 TOTAL SHORT-TERM INVESTMENTS
     (COST $229,539) ..........................................          229,539
                                                                    ------------
 TOTAL INVESTMENTS -- 100.0%
     (COST $8,037,802)+ .......................................     $  9,174,249
                                                                    ============

----------
*     Non-income producing security.

+ The cost for Federal income tax purposes is $8,037,802. At December 31, 2006, net unrealized appreciation was $1,136,447. This consisted of aggregate gross unrealized appreciation for all securities for which there was an excess of market value over tax cost of $1,200,229, and aggregate gross unrealized depreciation for all securities for which there was an excess of tax cost over market value of $63,782.

    The accompanying notes are an integral part of the financial statements.

THE ROXBURY FUNDS
-----------------
   FINANCIAL STATEMENTS
================================================================================

STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2006 (Unaudited)

                                                                                            SMALL-CAP            MID-CAP
                                                                                           GROWTH FUND             FUND
                                                                                          -------------       -------------
ASSETS:
Investment in securities, at value* ................................................      $ 214,293,910       $   9,174,249
Receivable for fund shares sold ....................................................          1,041,725                  --
Receivable for investments sold ....................................................             79,439             185,446
Dividends and interest receivable ..................................................             51,714               4,531
Other assets .......................................................................             11,917                  --
                                                                                          -------------       -------------
Total assets .......................................................................        215,478,705           9,364,226
                                                                                          -------------       -------------
LIABILITIES:
Payable for fund shares redeemed ...................................................             69,240                  --
Payable for investments purchased ..................................................          8,259,101             277,084
Accrued advisory fee ...............................................................            170,980                 833
Other accrued expenses .............................................................             80,722              53,760
Other liabilities ..................................................................                 --                 393
                                                                                          -------------       -------------
Total liabilities ..................................................................          8,580,043             332,070
                                                                                          -------------       -------------
NET ASSETS .........................................................................      $ 206,898,662       $   9,032,156
                                                                                          =============       =============
NET ASSETS CONSIST OF:
Paid-in capital ....................................................................      $ 177,850,658       $   7,683,255
Accumulated net investment loss ....................................................           (940,530)            (58,843)
Accumulated net realized gain on investments .......................................          4,844,707             271,297
Net unrealized appreciation of investments .........................................         25,143,827           1,136,447
                                                                                          -------------       -------------
NET ASSETS .........................................................................      $ 206,898,662       $   9,032,156
                                                                                          =============       =============
NET ASSETS BY SHARE CLASS:
   Institutional Shares ............................................................      $ 206,014,333       $     940,323
   Investor Shares .................................................................            884,329           8,091,833
                                                                                          -------------       -------------
                                                                                          $ 206,898,662       $   9,032,156
                                                                                          =============       =============
SHARES OF BENEFICIAL INTEREST OUTSTANDING:
   ($0.01 par value, unlimited authorized shares):
   Institutional Shares ............................................................         10,867,075             175,404
   Investor Shares .................................................................             46,949           1,516,674
NET ASSET VALUE PER SHARE:
   Institutional Shares (net asset value, offering and redemption price) ...........      $       18.96       $        5.36
                                                                                          =============       =============
   Investor Shares (net asset value, offering and redemption price) ................      $       18.84       $        5.34
                                                                                          =============       =============
----------
*Investments at cost ...............................................................      $ 189,150,083       $   8,037,802

    The accompanying notes are an integral part of the financial statements.

THE ROXBURY FUNDS
-----------------
   FINANCIAL STATEMENTS -- CONTINUED

================================================================================

STATEMENTS OF OPERATIONS
For the Six Month Period Ended December 31, 2006 (Unaudited)

                                                                                           SMALL-CAP            MID-CAP
                                                                                          GROWTH FUND             FUND
                                                                                         -------------       -------------
INVESTMENT INCOME:
   Dividends ......................................................................      $     114,769       $      32,210
   Interest .......................................................................            158,851               8,139
                                                                                         -------------       -------------
      Total investment income .....................................................            273,620              40,349
                                                                                         -------------       -------------
EXPENSES:
   Advisory Fees ..................................................................            967,502              43,886
   Administration fees ............................................................             14,969                 908
   Sub-administration and accounting fees .........................................             59,817              19,036
   Custody fees ...................................................................             28,091               9,466
   Transfer agent fees ............................................................             42,047               7,046
   Shareholder service fees -- Investor Shares ....................................                991              13,239
   Professional fees ..............................................................             24,513              22,579
   Reports to shareholders ........................................................             14,752               1,905
   Registration fees ..............................................................             18,602               1,801
   Trustees' fees .................................................................              9,684               9,669
   Compliance services ............................................................              2,278               1,588
   Other ..........................................................................             21,020               4,083
                                                                                         -------------       -------------
      Total expenses before fee waivers and expense reimbursements ................          1,204,266             135,206
      Expenses waived/reimbursed by Advisor .......................................                 --             (39,688)
      Sub-administration and accounting fees waived ...............................                 --              (6,210)
                                                                                         -------------       -------------
        Total expenses, net .......................................................          1,204,266              89,308
                                                                                         -------------       -------------
   Net investment loss ............................................................           (930,646)            (48,959)
                                                                                         -------------       -------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain on investments ...............................................          6,370,611             368,615
   Net increase (decrease) in unrealized appreciation (depreciation)
     on investments ...............................................................          3,392,369            (129,738)
                                                                                         -------------       -------------
   Net gain on investments ........................................................          9,762,980             238,877
                                                                                         -------------       -------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ..............................      $   8,832,334       $     189,918
                                                                                         =============       =============

    The accompanying notes are an integral part of the financial statements.

THE ROXBURY FUNDS
-----------------
   FINANCIAL STATEMENTS -- CONTINUED

================================================================================

STATEMENTS OF CHANGES IN NET ASSETS

                                                                            SMALL-CAP                            MID-CAP
                                                                           GROWTH FUND                            FUND
                                                               --------------------------------      ------------------------------
                                                                  FOR THE                              FOR THE
                                                                SIX MONTHS           FOR THE          SIX MONTHS         FOR THE
                                                                   ENDED              FISCAL            ENDED             FISCAL
                                                                DECEMBER 31,        YEAR ENDED       DECEMBER 31,      YEAR ENDED
                                                                    2006             JUNE 30,            2006            JUNE 30,
                                                                (UNAUDITED)            2006          (UNAUDITED)           2006
                                                               -------------      -------------      ------------      ------------
INCREASE (DECREASE) IN NET ASSETS:
Operations:
    Net investment loss ..................................     $    (930,646)     $  (1,434,866)     $    (48,959)     $   (120,801)
    Net realized gain on investments .....................         6,370,611         22,362,221           368,615         2,142,866
    Net change in unrealized appreciation
      (depreciation) on investments ......................         3,392,369          6,141,847          (129,738)         (469,465)
                                                               -------------      -------------      ------------      ------------
Net increase in net assets resulting from operations .....         8,832,334         27,069,202           189,918         1,552,600
                                                               -------------      -------------      ------------      ------------
Distributions to shareholders from:
    Net realized gains:
      Institutional shares ...............................       (15,488,313)          (587,594)         (159,605)          (42,873)
      Investor shares ....................................           (73,585)              (157)       (1,457,989)         (459,956)
                                                               -------------      -------------      ------------      ------------
Total Distributions ......................................       (15,561,698)          (587,751)       (1,617,594)         (502,829)
                                                               -------------      -------------      ------------      ------------
Fund share transactions (Note 5):
    Proceeds from shares sold ............................        31,868,903         56,777,873           900,517         3,400,953
    Cost of shares issued on reinvestment
      of distributions ...................................        14,895,580            553,745         1,442,044           443,330
    Cost of shares redeemed ..............................       (32,690,002)       (32,171,744)       (5,316,921)       (4,227,668)
                                                               -------------      -------------      ------------      ------------
Net increase (decrease) in net assets from
  Fund share transactions ................................        14,074,481         25,159,874        (2,974,360)         (383,385)
                                                               -------------      -------------      ------------      ------------
Total increase (decrease) in net assets ..................         7,345,117         51,641,325        (4,402,036)          666,386
NET ASSETS:
    Beginning of period ..................................       199,553,545        147,912,220        13,434,192        12,767,806
                                                               -------------      -------------      ------------      ------------
    End of period ........................................     $ 206,898,662      $ 199,553,545      $  9,032,156      $ 13,434,192
                                                               =============      =============      ============      ============
Accumulated net investment loss ..........................     $    (940,530)     $      (9,884)     $    (58,843)     $     (9,884)
                                                               -------------      -------------      ------------      ------------

    The accompanying notes are an integral part of the financial statements.

THE ROXBURY FUNDS
-----------------
   FINANCIAL HIGHLIGHTS
================================================================================

The following tables include selected data for a share outstanding throughout each period and other performance information derived from the financial statements. The total returns in the tables represent the rate an investor would have earned or lost on an investment in the Funds (assuming reinvestment of all dividends and distributions). This information should be read in conjunction with the financial statements and notes thereto.

                                                               FOR THE
                                                             SIX-MONTHS
                                                                ENDED                 FOR THE FISCAL                FOR THE PERIOD
                                                             DECEMBER 31,           YEARS ENDED JUNE 30,           JANUARY 2, 2003 1
                                                                2006        -------------------------------------      THROUGH
                                                             (UNAUDITED)      2006           2005           2004    JUNE 30, 2003
                                                             ------------   --------       --------       -------  -----------------
SMALL-CAP GROWTH FUND -- INSTITUTIONAL SHARES
NET ASSET VALUE -- BEGINNING OF PERIOD ....................   $  19.62      $  16.66       $  16.75       $ 12.76       $10.00
                                                              --------      --------       --------       -------       ------
INVESTMENT OPERATIONS:
   Net investment loss 2 ..................................      (0.09)        (0.15)         (0.17)        (0.25)       (0.09)
   Net realized and unrealized gain on investments ........       1.04          3.17           0.43          4.64         2.85
                                                              --------      --------       --------       -------       ------
      Total from investment operations ....................       0.95          3.02           0.26          4.39         2.76
                                                              --------      --------       --------       -------       ------
DISTRIBUTIONS:
   From net realized gains ................................      (1.61)        (0.06)         (0.35)        (0.40)          --
                                                              --------      --------       --------       -------       ------
NET ASSET VALUE -- END OF PERIOD ..........................   $  18.96      $  19.62       $  16.66       $ 16.75       $12.76
                                                              ========      ========       ========       =======       ======
TOTAL RETURN ..............................................       4.72%**      18.17%          1.53%        34.67%       27.60%**

RATIOS (TO AVERAGE NET ASSETS)/SUPPLEMENTAL DATA: 3
   Expenses:
      Including waivers/reimbursements ....................       1.24%*        1.24%          1.36%         1.69%        1.75%*
      Excluding waivers/reimbursements ....................       1.24%*        1.25%          1.37%         1.79%        9.13%*
   Net investment loss ....................................      (0.96)%*      (0.78)%        (1.04)%       (1.53)%      (1.45)%*
Portfolio turnover rate ...................................         82%**        144%           161%          172%          86%**
Net assets at the end of period (000 omitted) .............   $206,014      $198,835       $147,907       $50,317       $8,835

----------
*     Annualized

**    Not annualized

1     Commencement of operations.

2 The net investment loss per share was calculated using the average shares outstanding method.

3 For the periods prior to July 1, 2005, the Fund operated as a feeder fund in a master-feeder structure. The expense and net investment loss ratios include expenses allocated from the master fund, WT Investment Trust I -- Small Cap Growth Series (the "Series"), and the portfolio turnover rate reflects investment activity of the Series. Effective July 1, 2005, the Fund no longer operates in a master-feeder structure.

    The accompanying notes are an integral part of the financial statements.

THE ROXBURY FUNDS
-----------------
   FINANCIAL HIGHLIGHTS -- CONTINUED
================================================================================

                                                                          FOR THE
                                                                        SIX-MONTHS
                                                                           ENDED                                FOR THE PERIOD
                                                                        DECEMBER 31,     FOR THE FISCAL      SEPTEMBER 30, 2004 1
                                                                           2006            YEAR ENDED               THROUGH
                                                                        (UNAUDITED)      JUNE 30, 2006          JUNE 30, 2005
                                                                        ------------     --------------      --------------------
SMALL-CAP GROWTH FUND -- INVESTOR SHARES
NET ASSET VALUE -- BEGINNING OF PERIOD ...........................        $ 19.53            $ 16.62               $ 15.48
                                                                          -------            -------               -------
INVESTMENT OPERATIONS:
   Net investment loss 2 .........................................          (0.12)             (0.21)                (0.15)
   Net realized and unrealized gain on investments ...............           1.04               3.18                  1.64
                                                                          -------            -------               -------
     Total from investment operations ............................           0.92               2.97                  1.49
                                                                          -------            -------               -------
DISTRIBUTIONS:
   From net realized gains .......................................          (1.61)             (0.06)                (0.35)
                                                                          -------            -------               -------
NET ASSET VALUE -- END OF PERIOD .................................        $ 18.84            $ 19.53               $ 16.62
                                                                          =======            =======               =======
TOTAL RETURN .....................................................           4.59%**           17.91%                 9.60%**

RATIOS (TO AVERAGE NET ASSETS)/SUPPLEMENTAL DATA: 3
   Expenses:
      Including waivers/reimbursements ...........................           1.49%*             1.49%                 1.60%*
      Excluding waivers/reimbursements ...........................           1.49%*             1.52%               236.10%*
   Net investment loss ...........................................          (1.21)%*           (1.02)%               (1.28)%*
Portfolio turnover rate ..........................................             82%**             144%                  161%**
Net assets at the end of period (000 omitted) ....................        $   884            $   718               $     5

----------
*     Annualized

**    Not annualized

1     Commencement of operations.

2 The net investment loss per share was calculated using the average shares method.

3 For the period prior to July 1, 2005, the Fund operated as a feeder fund in a master-feeder structure. The expense and net investment loss ratios include expenses allocated from the master fund, WT Investment Trust I -- Small Cap Growth Series (the "Series"), and the portfolio turnover rate reflects investment activity of the Series. Effective July 1, 2005, the Fund no longer operates in a master-feeder structure.

    The accompanying notes are an integral part of the financial statements.

THE ROXBURY FUNDS
-----------------
   FINANCIAL HIGHLIGHTS -- CONTINUED
================================================================================

                                                                      FOR THE
                                                                     SIX-MONTHS
                                                                       ENDED                              FOR THE PERIOD
                                                                    DECEMBER 31,     FOR THE FISCAL     FEBRUARY 8, 2005 1
                                                                        2006           YEAR ENDED             THROUGH
                                                                    (UNAUDITED)       JUNE 30, 2006       JUNE 30, 2005
                                                                    -----------      --------------     -------------------
MID-CAP FUND -- INSTITUTIONAL SHARES
NET ASSET VALUE -- BEGINNING OF PERIOD ........................        $ 6.30              $ 5.84            $ 5.75
                                                                       ------              ------            ------
INVESTMENT OPERATIONS:
   Net investment loss 2 ......................................         (0.02)              (0.04)            (0.02)
   Net realized and unrealized gain on investments ............          0.17                0.72              0.11
                                                                       ------              ------            ------
     Total from investment operations .........................          0.15                0.68              0.09
                                                                       ------              ------            ------
DISTRIBUTIONS:
 From net realized gains ......................................         (1.09)              (0.22)               --
                                                                       ------              ------            ------
NET ASSET VALUE -- END OF PERIOD ..............................        $ 5.36              $ 6.30            $ 5.84
                                                                       ======              ======            ======
TOTAL RETURN ..................................................          2.03%**            11.84%             1.57%**

RATIOS (TO AVERAGE NET ASSETS)/SUPPLEMENTAL DATA: 3
   Expenses:
     Including waivers/reimbursements .........................          1.30%*              1.30%             1.30%*
     Excluding waivers/reimbursements .........................          2.08%*              2.09%             3.50%*
   Net investment loss ........................................         (0.62)%*            (0.63)%           (0.86)%*
Portfolio turnover rate .......................................            57%**              110%              110%**
Net assets at the end of period (000 omitted) .................        $  940              $  907            $1,079

----------
*     Annualized

**    Not annualized

1     Commencement of operations.

2 The net investment loss per share was calculated using the average shares outstanding method.

3 For the period prior to July 1, 2005, the Fund operated as a feeder fund in a master-feeder structure. The expense and net investment loss ratios include expenses allocated from the master fund, WT Investment Trust I -- Mid Cap Series (the "Series"), and the portfolio turnover rate reflects the investment activity of the Series. Effective July 1, 2005, the Fund no longer operates in a master-feeder structure.

    The accompanying notes are an integral part of the financial statements.

THE ROXBURY FUNDS
-----------------
   FINANCIAL HIGHLIGHTS -- CONTINUED
================================================================================

                                                         FOR THE
                                                        SIX-MONTHS
                                                          ENDED
                                                       DECEMBER 31,               FOR THE FISCAL YEARS ENDED JUNE 30,
                                                           2006         --------------------------------------------------------
MID-CAP FUND -- INVESTOR SHARES                        (UNAUDITED)        2006       2005          2004        2003       2002
                                                       ------------     -------     -------       -------     ------     -------
NET ASSET VALUE -- BEGINNING OF PERIOD .............     $ 6.29         $  5.84     $  5.38       $  4.24     $ 4.32     $  5.55
                                                         ------         -------     -------       -------     ------     -------
INVESTMENT OPERATIONS:
   Net investment loss 1 ...........................      (0.03)          (0.05)      (0.05)        (0.05)     (0.05)      (0.06)
   Net realized and unrealized gain (loss)
    on investments .................................       0.17            0.72        0.52          1.19      (0.03)      (1.08)
                                                         ------         -------     -------       -------     ------     -------
      Total from investment operations .............       0.14            0.67        0.47          1.14      (0.08)      (1.14)
                                                         ------         -------     -------       -------     ------     -------
DISTRIBUTIONS:
   From net realized gains .........................      (1.09)          (0.22)      (0.01)           --         --       (0.09)
                                                         ------         -------     -------       -------     ------     -------
NET ASSET VALUE -- END OF PERIOD ...................     $ 5.34         $  6.29     $  5.84       $  5.38     $ 4.24     $  4.32
                                                         ======         =======     =======       =======     ======     =======
TOTAL RETURN .......................................       1.91%**        11.67%       8.75%        26.89%     (1.85)%    (20.82)%

RATIOS (TO AVERAGE NET ASSETS)/SUPPLEMENTAL DATA: 2
   Expenses:
      Including expense limitations ................       1.55%*          1.55%       1.55%         1.55%      1.55%       1.55%
      Excluding expense limitations ................       2.34%*          2.35%       2.59%         5.18%     38.22%      63.66%
   Net investment loss .............................      (0.86)%*        (0.88)%     (1.03)%       (1.05)%    (1.07)%     (1.30)%
Portfolio turnover rate ............................         57%**          110%        110%           79%       119%        116%
Net assets at the end of period (000 omitted) ......     $8,092         $12,527     $11,689       $12,750     $1,037     $   508

----------
*     Annualized

**    Not annualized

1 The net investment loss per share was calculated using the average shares outstanding method.

2 For the periods prior to July 1, 2005, the Fund operated as a feeder fund in a master-feeder structure. The expense and net investment loss ratios include expenses allocated from the master fund, WT Investment Trust I -- Mid Cap Series (the "Series"), and the portfolio turnover rate reflects the investment activity of the Series. Effective July 1, 2005, the Fund no longer operates in a master-feeder structure.

    The accompanying notes are an integral part of the financial statements.

THE ROXBURY FUNDS
-----------------
   NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
================================================================================

1. DESCRIPTION OF THE FUND. WT Mutual Fund (the "Trust") is registered under the Investment Company Act of 1940, as amended, (the "1940 Act") as an open-end management investment company and was organized as a Delaware business trust on June 1, 1994. The Amended and Restated Agreement and Declaration of Trust permits the Board of Trustees (the "Trustees") to establish series of shares, each of which constitutes a series separate and distinct from the shares of other series. As of December 31, 2006, the Trust offered 26 series, two of which are included in these financial statements. The two series included are: Roxbury Small-Cap Growth Fund ("Small-Cap Growth Fund") and Roxbury Mid-Cap Fund ("Mid-Cap Fund") (each, a "Fund" and collectively, the "Funds").

      Each Fund offers two classes of shares: Institutional Shares and Investor Shares. All classes of shares have identical voting, dividend and liquidation rights. Institutional Shares are offered to retirement plans and other institutional investors. Investor Shares are available to all investors and are subject to a shareholder servicing fee.

2. SIGNIFICANT ACCOUNTING POLICIES. The following is a summary of the significant accounting policies of the Funds:

      SECURITY VALUATION. Securities held by the Funds which are listed on a securities exchange and for which market quotations are available are valued at the last quoted sale price of the day, or, if there is no such reported sale, securities are valued at the mean between the most recent quoted bid and ask prices. Securities traded on The Nasdaq Stock Market, Inc. ( "NASDAQ ") are valued in accordance with the NASDAQ Official Closing Price, which may not be the last sale price. Price information for listed securities is taken from the exchange where the security is primarily traded. Unlisted securities for which market quotations are readily available are valued at the most recent bid prices. Securities with a remaining maturity of 60 days or less are valued at amortized cost, which approximates market value, unless the Trustees determine that this does not represent fair value. Securities that do not have a readily available current market value are valued in good faith using procedures adopted by the Trustees.

      In September 2006, the Financial Accounting Standards Board (FASB) issued Statement of Financial Accounting Standards No. 157, "Fair Value
      Measurements" (FAS 157). FAS 157 establishes a framework for measuring fair value in generally accepted accounting principles, clarifies the definition of fair value within that framework, and expands disclosures about the use of fair value measurements. FAS 157 is intended to increase consistency and comparability among fair value estimates used in financial reporting. FAS 157 is effective for fiscal years beginning after November 15, 2007. Management does not expect the adoption of FAS 157 to have an impact on the amounts reported in the financial statements.

      FEDERAL INCOME TAXES. Each Fund is treated as a separate entity for Federal income tax purposes and intends to continue to qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended, and to distribute substantially all of its income to its shareholders. Therefore, no Federal income tax provision has been made.

THE ROXBURY FUNDS
-----------------
   NOTES TO FINANCIAL STATEMENTS (UNAUDITED) -- CONTINUED
================================================================================

      On July 13, 2006, FASB Interpretation No. 48 "Accounting for Uncertainly in Income Taxes" (FIN 48) was released. FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Trust's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. Recent SEC guidance allows implementing FIN 48 in fund net asset value calculations as late as the fund's last net asset value calculation in the first required financial statement reporting period. As a result, the Fund will incorporate FIN 48 in its semi-annual report on December 31, 2007. At this time, management is evaluating the implications of FIN 48 and its impact in the financial statements has not yet been determined.

      SECURITY TRANSACTIONS AND INVESTMENT INCOME. Investment security transactions are accounted for on a trade date basis. Each Fund uses the specific identification method for determining realized gains and losses on investments for both financial and Federal income tax reporting purposes. Interest income is recorded on the accrual basis and includes the amortization of premium and the accretion of discount. Dividend income is recorded on the ex-dividend date. The Funds record expenses as incurred. Common expenses of the Trust are allocated on a pro rata basis among the series based on relative net assets.

      CLASS ACCOUNTING. In calculating net asset value per share for each class, investment income, realized and unrealized gains and losses and expenses other than class specific expenses, are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day. Expenses relating to a specific class are charged directly to that class.

      DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders are recorded on the ex-dividend date. Distributions from net investment income and net realized gains, if any, will be declared and paid annually.

      USE OF ESTIMATES IN THE PREPARATION OF FINANCIAL STATEMENTS. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

3. FEES AND OTHER TRANSACTIONS WITH AFFILIATES. Roxbury Capital Management, LLC ("Roxbury") serves as investment adviser to each of the Funds. For its services, Roxbury receives a fee from each Fund at an annual rate as follows:

                                                                  % OF AVERAGE DAILY NET ASSETS
                                                       -------------------------------------------------
      Small-Cap Growth Fund ........................   1.00% up to $1 billion; 0.95% of next $1 billion;
                                                       and 0.90% in excess of $2 billion

      Mid-Cap Fund .................................   0.75% up to $1 billion; 0.70% of next $1 billion;
                                                       and 0.65% in excess of $2 billion

THE ROXBURY FUNDS
-----------------
   NOTES TO FINANCIAL STATEMENTS (UNAUDITED) -- CONTINUED
================================================================================

      Roxbury has contractually agreed to waive a portion of its advisory fee or reimburse for other operating expenses (excluding taxes, extraordinary expenses, brokerage commissions and interest) to the extent that total annual Fund operating expenses, excluding class-specific expenses (such as Rule 12b-1 or shareholder services fees), exceed the following percentages of average daily net assets:

                                                  EXPENSE CAP    EXPIRATION DATE
                                                  -----------    ---------------
      Mid-Cap Fund
        Institutional Shares ....................       1.30%   November 1, 2015
        Investor Shares .........................       1.55%   November 1, 2015

      The Funds' Chief Compliance Officer is employed and compensated by RSMC. Rodney Square Management Corporation ("RSMC"), an affiliate of Roxbury, provides compliance services to the Funds pursuant to a Compliance Services Agreement. For these services, the Trust pays RSMC an annual fee equal to three-fourths of the Chief Compliance Officer's total compensation. The fees for these services for the six-months ended December 31, 2006 are shown separately on the statement of operations.

      RSMC provides administrative services to the Funds pursuant to an Administration Agreement. For these services, the Trust pays RSMC a fee at the annual rate of 0.0185% of the Trust's first $2 billion of total aggregate daily net assets; 0.0175% of the Trust's next $2 billion of total aggregate daily net assets; 0.0125% of the Trust's next $2 billion of total aggregate daily net assets; and 0.0080% of the Trust's total aggregate daily net assets in excess of $6 billion. The fees paid to RSMC for these services for the six-months ended December 31, 2006 are shown separately on the statements of operations.

      PFPC Inc. provides sub-administration and accounting services pursuant to an agreement with RSMC and the Trust for which it receives fees directly from the Funds.

      COMPENSATION OF TRUSTEES AND OFFICERS. Except for the Funds' Chief Compliance Officer, Trustees and Officers of the Funds who are employees or officers of RSMC or WTIM do not receive any compensation from the Funds. Trustees of the Funds, who are not employees or officers of RSMC or WTIM, receive compensation and reimbursement of expenses from the Funds. Under a Deferred Compensation Plan (the "Plan") adopted August 15, 2002, a disinterested Trustee may elect to defer receipt of all, or a portion, of their annual compensation. Deferred amounts are invested in shares of a series of the Trust and remain so until distributed in accordance with the Plan. Trustees' fees reflected in the accompanying financial statements include total compensation earned, whether elected to be paid in cash or deferred under the Plan.

      SHAREHOLDER SERVICING FEES. The Trustees have adopted a separate Shareholder Servicing Plan which allows the Funds to obtain the services of Roxbury and other qualified financial institutions to act as shareholder servicing agents for their customers. Under the plan, the Small-Cap Growth and Mid-Cap Funds pay shareholder servicing agents, including Roxbury, a maximum annual amount at a rate of 0.25% of average daily net assets of the Funds' Investor Shares.

THE ROXBURY FUNDS
-----------------
   NOTES TO FINANCIAL STATEMENTS (UNAUDITED) -- CONTINUED
================================================================================

      Wilmington Trust Company ("WTC"), an affiliate of Roxbury, serves as custodian to the Trust and PFPC Trust Company serves as sub-custodian to the Trust. The Funds pay WTC for its services as custodian and WTC pays PFPC Trust Company for its services as sub-custodian. The fees for these services for the six-months ended December 31, 2006 are shown separately in the statements of operations.

4.    INVESTMENT SECURITIES  TRANSACTIONS.  During the six-months ended December
      31,  2006,  purchases  and  sales  of  investment   securities  (excluding
      short-term investments) were as follows:

                                                                  SMALL-CAP            MID-CAP
                                                                 GROWTH FUND             FUND
                                                                 ------------        -----------
      Purchases ...........................................      $154,006,192        $ 6,384,129
      Sales ...............................................       159,056,741         10,319,629

5. CAPITAL SHARE TRANSACTIONS. Transactions in shares of capital stock for the six-months ended December 31, 2006 for the Institutional Shares and Investor Shares of each Fund were as follows:

                                                                  INSTITUTIONAL SHARES                 INVESTOR SHARES
                                                            ------------------------------        ---------------------------
                                                               SHARES            DOLLARS           SHARES            DOLLARS
                                                            ----------        ------------        --------        -----------
      SMALL-CAP GROWTH FUND
      Sold ..........................................        1,628,389        $ 31,652,424          10,960        $   216,479
      Issued on reinvestment of distributions .......          771,989          14,822,195           3,846             73,385
      Redeemed ......................................       (1,667,785)        (32,601,465)         (4,630)           (88,537)
                                                            ----------        ------------        --------        -----------
      Net increase ..................................          732,593        $ 13,873,154          10,176        $   201,327
                                                            ==========        ============        ========        ===========
      MID-CAP FUND
      Sold ..........................................           74,250        $    439,507          77,481        $   461,010
      Issued on reinvestment of distributions .......           29,072             159,605         234,879          1,282,439
      Redeemed ......................................          (71,792)           (460,988)       (788,142)        (4,855,933)
                                                            ----------        ------------        --------        -----------
      Net increase (decrease) .......................           31,530        $    138,124        (475,782)       $(3,112,484)
                                                            ==========        ============        ========        ===========

      Transactions in shares of capital stock for the year ended June 30, 2006 for the Institutional Shares and Investor Shares of each Fund were as follows:

                                                                  INSTITUTIONAL SHARES                 INVESTOR SHARES
                                                            ------------------------------        ---------------------------
                                                               SHARES            DOLLARS           SHARES            DOLLARS
                                                            ----------        ------------        --------        -----------
      SMALL-CAP GROWTH FUND
      Sold ..........................................        2,896,074        $ 56,037,032          37,434        $   740,841
      Issued on reinvestment of distributions .......           30,467             553,588               7                157
      Redeemed ......................................       (1,670,273)        (32,151,705)           (998)           (20,039)
                                                            ----------        ------------        --------        -----------
      Net increase ..................................        1,256,268        $ 24,438,915          36,443        $   720,959
                                                            ==========        ============        ========        ===========

THE ROXBURY FUNDS
-----------------
    NOTES TO FINANCIAL STATEMENTS (UNAUDITED) -- CONTINUED

================================================================================

                                                                  INSTITUTIONAL SHARES                 INVESTOR SHARES
                                                               -------------------------         ----------------------------
                                                               SHARES           DOLLARS           SHARES            DOLLARS
                                                               -------         ---------         --------         -----------
      MID-CAP FUND
      Sold ............................................         36,809         $ 228,759          510,510         $ 3,172,194
      Issued on reinvestment of distributions .........          7,181            42,873           67,191             400,457
      Redeemed ........................................        (84,739)         (533,930)        (586,601)         (3,693,738)
                                                               -------         ---------         --------         -----------
      Net decrease ....................................        (40,749)        $(262,298)          (8,900)        $  (121,087)
                                                               =======         =========         ========         ===========

6. FEDERAL TAX INFORMATION. Distributions to shareholders from net investment income and realized gains are determined in accordance with Federal income tax regulations, which may differ from net investment income and realized gains recognized for financial reporting purposes. Additionally, net short-term realized gains are treated as "ordinary income" for tax purposes. Accordingly, the character of distributions and composition of net assets for tax purposes may differ from those reflected in the accompanying financial statements. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on the tax treatment; temporary differences do not require such reclassification.

      The tax character of distributions paid during the six-months ended December 31, 2006 and the year ended June 30, 2006 was as follows:

                                                                                                SMALL-CAP          MID-CAP
                                                                                               GROWTH FUND           FUND
                                                                                               -----------       -----------
      SIX-MONTHS ENDED DECEMBER 31, 2006
      Ordinary income ................................................................         $ 9,106,712       $    28,687
      Long-term capital gains ........................................................           6,454,986         1,588,907
                                                                                               -----------       -----------
         Total distributions .........................................................         $15,561,698       $ 1,617,594
                                                                                               ===========       ===========

                                                                                                SMALL-CAP          MID-CAP
                                                                                               GROWTH FUND          FUND
                                                                                               -----------       -----------
      YEAR ENDED JUNE 30, 2006
      Ordinary income ................................................................         $        --       $   236,059
      Long-term capital gains ........................................................             587,751           266,770
                                                                                               -----------       -----------
         Total distributions .........................................................         $   587,751       $   502,829
                                                                                               ===========       ===========

      The components of accumulated earnings (deficit) on a tax basis are determined at fiscal year-end. Accordingly, tax balances have not been determined as of December 31, 2006.

THE ROXBURY FUNDS
-----------------
     NOTES TO FINANCIAL STATEMENTS (UNAUDITED) -- CONTINUED
================================================================================

7. CONTRACTUAL OBLIGATIONS. The Funds enter into contracts in the normal course of business that contain a variety of indemnifications. The Funds' maximum exposure under these arrangements is unknown. However, the Funds have not had prior claims or losses pursuant to these contracts. Management has reviewed the Funds' existing contracts and expects the risk of loss to be remote.

8.    SUBSEQUENT   EVENT.   On  January  31,  2007,  at  a  special  meeting  of
      shareholders, a Plan of Reorganization of the Funds was approved by shareholders. The Plan of Reorganization took effect on February 5, 2007 when the Mid-Cap Fund and Small-Cap Growth Fund ceased operations as series of the WT Mutual Fund and commenced operations as identically-named series of The Roxbury Funds, a Delaware statutory trust established on April 4, 2006. The Reorganization was completed when the Mid-Cap Fund and Small-Cap Growth Fund as series of the WT Mutual Fund contributed all of their assets and liabilities in a tax-free, in-kind distribution to their respective series of The Roxbury Fund. No change in the investment adviser, its services or fees occurred as a result of the Reorganization.

THE ROXBURY FUNDS
-----------------
   NOTICE TO SHAREHOLDERS -- RESULTS OF SPECIAL SHAREHOLDER MEETING (UNAUDITED)
================================================================================

      A special meeting of shareholders of the Roxbury Small-Cap Growth Fund ("Small-Cap Growth Fund") and the Roxbury Mid-Cap Fund ("Mid-Cap Fund") was held on January 31, 2007 for the following purpose:

            (1)   To approve a Plan of  Reorganization  of the Roxbury Small-Cap
                  Growth Fund into a series of The Roxbury Funds with an identical name.

            (2) To approve a Plan of Reorganization of the Roxbury Mid-Cap Fund into a series of The Roxbury Funds with an identical name.

      All shareholders of record at the close of business on November 12, 2006 were entitled to attend or submit proxies. As of the record date, the Small-Cap Growth Fund and the Mid-Cap Fund had 9,674,934 and 1,461,237 shares outstanding, respectively. At the meeting, shareholders approved the Reorganization Plan. The result of the voting for the proposal was as follows:

      1.    To approve the Reorganization Plan for the Small-Cap Growth Fund.

                        VOTES FOR         VOTES AGAINST        VOTES ABSTAINED
                        ---------         -------------        ---------------

                        5,515,579                 1,885                  1,961

      2.    To approve the Reorganization Plan for the Mid-Cap Fund.

                        VOTES FOR         VOTES AGAINST        VOTES ABSTAINED
                        ---------         -------------        ---------------

                        1,461,233                     4                     --

THE ROXBURY FUNDS
-----------------
    EVALUATION AND APPROVAL OF INVESTMENT ADVISORY AGREEMENT
================================================================================

      At a meeting held on August 24, 2006, the Board of Trustees, including a majority of those trustees who are not "interested persons" as such term is defined in the 1940 Act ("Independent Trustees"), unanimously approved the continuation for an additional one-year period of the investment advisory agreement between WT Mutual Fund (the "Trust"), on behalf of the Roxbury Mid-Cap Fund and the Roxbury Small-Cap Growth Fund (each a "series"), and Roxbury Capital Management, LLC ("Roxbury") (the "Agreement").

      Before meeting to determine whether to approve the continuation of the Agreement, the Board had the opportunity to review written materials provided by Roxbury and legal counsel to the Trust which contained information to help the Board evaluate the Agreement. The materials generally included information regarding (i) services performed for the Trust and its series, (ii) the size and qualifications of Roxbury's portfolio management staff, (iii) any potential or actual material conflicts of interest which may arise in connection with a portfolio manager's management of a series of the Trust, (iv) investment performance, (v) brokerage selection procedures, (vi) the procedures for allocating investment opportunities between a series and other clients, (vii) results of any independent audit or regulatory examination, including any recommendations or deficiencies noted, (viii) any litigation, investigation or administrative proceeding which may have a material impact on the adviser's ability to service the series, (ix) the compliance with federal securities laws and other regulatory requirements, and (x) its proxy voting policies. Roxbury had provided information regarding the advisory fees received and an analysis of these fees in relation to the services for each of the series, the costs of providing such services, the profitability of the firm in general and any other ancillary benefit resulting from the adviser's relationship with the Trust. The Board also received a memorandum from counsel to the Trust which outlined the duties of trustees when considering approval of an investment advisory agreement and related legal standards. The Board considered and weighed the above information based upon their accumulated experience in governing the Trust and working with Roxbury on matters relating to the Trust.

      During its deliberations on whether to approve the continuation of the Agreement, the Board considered many factors. The Board considered the nature, extent and quality of the services to be provided by Roxbury. The Trustees considered the services provided to each series by Roxbury as compared to services provided by other advisers which manage mutual funds with investment objectives, strategies and policies similar to those of the series. The Board noted the pending reorganization of the Roxbury series of the Trust and the proposed shareholder meeting to authorize such reorganization. The Trustees concluded that the nature, extent and quality of the services provided by Roxbury to each series were appropriate and consistent with the terms of the Agreement, that the quality of those services had been consistent with industry norms and that each series was likely to benefit from the continued provision of those services. They also concluded that Roxbury had sufficient personnel, with the appropriate education and experience, to serve each series effectively and had demonstrated its continuing ability to attract and retain qualified personnel.

THE ROXBURY FUNDS
-----------------
   EVALUATION AND APPROVAL OF INVESTMENT ADVISORY AGREEMENT -- CONTINUED
================================================================================

      The Board considered the investment performance of each series and Roxbury. The Board reviewed and considered comparative performance data and each series performance relative to other mutual funds with similar investment objectives, strategies and policies, its respective benchmark index, and its Lipper peer group rankings. The Board also noted its review and evaluation of each series investment performance on an on-going basis throughout the year. The Trustees considered the short-term and long-term performance of each series. They concluded that the performance of each series and Roxbury was within an acceptable range of performance relative to other mutual funds with similar investment objectives, strategies and policies. It was noted that although the performance of some series lagged that of some peers for certain periods they concluded that Roxbury had taken appropriate steps to address the performance issue.

      The Board considered the costs of the services provided by Roxbury, the compensation and benefits received by Roxbury in providing services to the series, as well as Roxbury's profitability. In addition, the Board considered any direct or indirect revenues received by affiliates of Roxbury. The Board recognized that Roxbury's profitability is an important factor in providing service to the series. The Board was satisfied that Roxbury's revenues were sufficient to continue as a viable concern generally and as investment adviser of each series specifically. The Board concluded that Roxbury's fees and profits derived from its relationship with the Trust in light of each series expenses, were reasonable in relation to the nature and quality of the services provided, taking into account the fees charged by other advisers for managing comparable mutual funds with similar strategies. The Trustees also concluded that the overall expense ratio of each series was reasonable, taking into account the size of the series, the quality of services provided by Roxbury, the investment performance of the series and the expense limitations agreed to by Roxbury.

      The Trustees also considered the extent to which economies of scale would be realized relative to fee levels as each series grows, and whether the advisory fee reflects these economies of scale for the benefit of shareholders. The Board determined that economies of scale should be achieved at higher asset levels for each of the series for the benefit of shareholders due to certain break-points in the advisory fees. The Board recognized that any economies of scale achieved will be primarily due to the ability of the Trust and each series to spread its fixed costs across a larger asset base and not through negotiated breakpoints in their advisory fees.

      The Trustees considered whether any events have occurred that would constitute a reason for the Trustees not to renew the Agreement and concluded there were not. After consideration of all the factors, and taking into consideration the information presented during previous meetings of the Board, the Board determined that it would be in the best interests of each series and its shareholders to approve the continuation of the Agreement. In arriving at its decision, the Board did not identify any single matter as controlling, but made their determination in light of all the facts and circumstances.

THE ROXBURY FUNDS
-----------------
   TRUSTEES AND OFFICERS
================================================================================

WT  Mutual  Fund  (the  "Trust")  is  governed  by  a  Board  of  Trustees  (the
"Trustees"). The primary responsibility of the Trustees of the Trust is to represent the interest of the Trust's shareholders and to provide oversight management of the Trust.

The following table presents certain information regarding the Trustees and Officers of the Trust. Each person listed under "Interested Trustee" below is an "interested person" of the Trust's investment advisers, within the meaning of the Investment Company Act of 1940, as amended (the "1940 Act"). Each person who is not an "interested person" of the Trust's investment advisers or the Trust within the meaning of the 1940 Act is referred to as an "Independent Trustee" and is listed under such heading below.

Unless specified otherwise, the address of each Trustee and Officer as it relates to the Trust is 1100 N. Market Street, Wilmington, DE 19890.

The Statement of Additional Information for the Trust contains additional information about the Trust's Trustees and is available, without charge, upon request, by calling (800) 336-9970 or by visiting the Funds' website at www.RoxburyFunds.com.

INTERESTED TRUSTEES

                                                                                                         NUMBER OF
                                                                                                         FUNDS IN
                                                                               PRINCIPAL                   FUND            OTHER
                              POSITION(S)       TERM OF OFFICE AND           OCCUPATION(S)                COMPLEX      DIRECTORSHIPS
      NAME AND                 HELD WITH          LENGTH OF TIME              DURING PAST               OVERSEEN BY       HELD BY
   DATE OF BIRTH                 TRUST                SERVED                  FIVE YEARS                  TRUSTEE         TRUSTEE
---------------------       ---------------   ----------------------      -------------------------     -----------    -------------
NEIL WOLFSON 1              Trustee,          Shall serve at the          President of Wilmington            26             None
Date of Birth: 6/64         President and     pleasure of the Board       Trust Investment
                            Chief Executive   and until successor is      Management, LLC
                            Officer           elected and qualified.      ("WTIM") since
                                              Trustee since November      November 2006; Chief
                                              2005; President and         Investment Officer of
                                              Chief Executive Officer     WTIM from 2004 to
                                              since January 2006.         2006; Partner with
                                                                          KPMG from 1996
                                                                          to 2004.

ROBERT J. CHRISTIAN 2       Trustee           Shall serve until           Retired since February             26             None
Date of Birth: 2/49                           death, resignation or       2006; Executive Vice
                                              removal. Trustee            President and Chief
                                              since October 1998;         Investment Officer of
                                              President and               Wilmington Trust
                                              Chairman of the             Company from 1996 to
                                              Board from October          2005; President of Rodney
                                              1998 to January             Square Management
                                              2006.                       Corporation ("RSMC")
                                                                          from 1996 to 2005; Vice
                                                                          President of RSMC from
                                                                          2005 to 2006.

----------
1 Mr. Wolfson is an "Interested Trustee" by reason of his position as President of Wilmington Trust Investment Management, LLC ("WTIM"), an affiliate of RSMC.

2 Mr. Christian is an "Interested Trustee" by reason of his former position as President of RSMC, an investment adviser to the Trust. As of February, 2006, Mr. Christian is no longer employed by RSMC but is considered an "Interested Trustee".

THE ROXBURY FUNDS
-----------------
   TRUSTEES AND OFFICERS -- CONTINUED
================================================================================

INDEPENDENT TRUSTEES

                                                                                                   NUMBER OF
                                                                                                   FUNDS IN
                                                                              PRINCIPAL              FUND              OTHER
                         POSITION(S)         TERM OF OFFICE AND             OCCUPATION(S)           COMPLEX        DIRECTORSHIPS
      NAME AND            HELD WITH            LENGTH OF TIME                DURING PAST          OVERSEEN BY         HELD BY
   DATE OF BIRTH            TRUST                  SERVED                    FIVE YEARS             TRUSTEE           TRUSTEE
-------------------     ------------      ------------------------    ------------------------    -----------   --------------------
ROBERT ARNOLD           Trustee           Shall serve until death,    Founder and co-manager,         26        First Potomac Realty
Date of Birth: 3/44                       resignation or removal.     R. H. Arnold & Co., Inc.                  Trust (real estate
                                          Trustee since May 1997.     (investment banking                       investment trust).
                                                                      company) since 1989.

DR. ERIC BRUCKER        Trustee           Shall serve until death,    Professor of Economics,         26        None
Date of Birth: 12/41                      resignation or removal.     Widener University since
                                          Trustee since October       July 2004; formerly,
                                          1999.                       Dean, School of Business
                                                                      Administration of
                                                                      Widener University from
                                                                      2001 to 2004.

NICHOLAS GIORDANO       Trustee and       Shall serve until death,    Consultant, financial           26        Kalmar Pooled
Date of Birth: 3/43     Chairman of the   resignation or removal.     services organizations                    Investment Trust;
                        Board             Trustee since October       from 1997 to present.                     Independence Blue
                                          1998.                                                                 Cross; and IntriCon
                                                                                                                Corporation
                                                                                                                (industrial furnaces
                                                                                                                and ovens).

LOUIS KLEIN, JR.        Trustee           Shall serve until death,    Self-employed financial         31        CRM Mutual Fund
Date of Birth: 5/35                       resignation or removal.     consultant since 1991.                    Trust (since June
                                          Trustee since October                                                 2005); WHX
                                          1999.                                                                 Corporation
                                                                                                                (industrial
                                                                                                                manufacturer).

JOHN J. QUINDLEN        Trustee           Shall serve until death,    Retired since 1993.             26        None
Date of Birth: 5/32                       resignation or removal.
                                          Trustee since October
                                          1999.

MARK A. SARGENT         Trustee           Shall serve until death,    Dean and Professor of           26        None
Date of Birth: 4/51                       resignation or removal.     Law, Villanova University
                                          Trustee since November      School of Law since July
                                          2001.                       1997.

THE ROXBURY FUNDS
-----------------
   TRUSTEES AND OFFICERS -- CONTINUED
================================================================================

EXECUTIVE OFFICERS

                                                                                                         NUMBER OF
                                                                                                         FUNDS IN
                                                                                  PRINCIPAL                 FUND           OTHER
                               POSITION(S)         TERM OF OFFICE AND           OCCUPATION(S)             COMPLEX      DIRECTORSHIPS
     NAME, ADDRESS             HELD WITH             LENGTH OF TIME              DURING PAST            OVERSEEN BY       HELD BY
   AND DATE OF BIRTH             TRUST                   SERVED                   FIVE YEARS              TRUSTEE         TRUSTEE
------------------------     --------------     ----------------------      ----------------------      -----------    -------------
CLAYTON M. ALBRIGHT          Vice President     Shall serve at the          Vice President, WTIM             N/A             N/A
1100 North Market Street                        pleasure of the Board       since 2006; Vice
Wilmington, DE 19890                            and until successor is      President, RSMC since
Date of Birth: 9/53                             elected and qualified.      2001; Vice President,
                                                Officer since October       Wilmington Trust
                                                1998.                       Company since 1997.

JOSEPH M. FAHEY, JR.         Vice President     Shall serve at the          Vice President, RSMC             N/A             N/A
1100 North Market Street                        pleasure of the Board       since 1992.
Wilmington, DE 19890                            and until successor is
Date of Birth: 1/57                             elected and qualified.
                                                Officer since November
                                                1999.

JOHN J. KELLEY               Vice President,    Shall serve at the          Vice President of RSMC           N/A             N/A
1100 North Market Street     Chief Financial    pleasure of the Board       since July 2005; Vice
Wilmington, DE 19890         Officer,           and until successor is      President of PFPC Inc.
Date of Birth: 9/59          Treasurer &        elected and qualified.      from January 2005 to July
                             Secretary          Officer since September     2005; Vice President of
                                                2005.                       Administration, 1838
                                                                            Investment Advisors, LP
                                                                            from 1999 to 2005; Chief
                                                                            Compliance Officer, 1838
                                                                            Investment Advisors, LP
                                                                            from 2004 to 2005.

WILLIAM P. RICHARDS, JR.     Vice President     Shall serve at the          Managing Director,               N/A             N/A
100 Wilshire Boulevard                          pleasure of the Board       Roxbury Capital
Suite 1000                                      and until successor is      Management LLC
Santa Monica, CA 90401                          elected and qualified.      (registered investment
Date of Birth: 11/36                            Officer since November      adviser) since 1998.
                                                2004.

ANNA M. BENCROWSKY           Chief              Shall serve at the          Chief Compliance                 N/A             N/A
1100 North Market Street     Compliance         pleasure of the Board       Officer, RSMC since
Wilmington, DE 19890         Officer            and until successor is      2004; Vice President and
Date of Birth: 5/51                             elected and qualified;      Chief Compliance
                                                Officer since September     Officer, 1838 Investment
                                                2004.                       Advisors, LP from 1998
                                                                            to 2004.

THE ROXBURY FUNDS
-----------------

================================================================================

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Trust used to determine how to vote proxies relating to securities held in the Trust's portfolios is available without charge, on the SEC's website at http://www.sec.gov. Information regarding how the investment adviser voted proxies for the most recent twelve month period ended June 30, 2006 is available without charge, on the SEC's website listed above.

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

                                    TRUSTEES
                                Robert H. Arnold
                                Dr. Eric Brucker
                              Robert J. Christian
                              Nicholas A. Giordano
                                Louis Klein, Jr.
                                John J. Quindlen
                                 Mark A. Sargent
                                  Neil Wolfson

                               -------------------

                                    OFFICERS
                            Neil Wolfson, PRESIDENT/
                             CHIEF EXECUTIVE OFFICER
                         John J. Kelley, VICE PRESIDENT/
                            CHIEF FINANCIAL OFFICER,
                             TREASURER AND SECRETARY
                       Clayton M. Albright, VICE PRESIDENT
                      Joseph M. Fahey, Jr., VICE PRESIDENT
                    William P. Richards, Jr., VICE PRESIDENT
                               Anna M. Bencrowsky,
                            CHIEF COMPLIANCE OFFICER

                               -------------------

                               INVESTMENT ADVISER
                         Roxbury Capital Management, LLC
                       100 Wilshire Boulevard, Suite 1000
                             Santa Monica, CA 90401

                               -------------------

                                    CUSTODIAN
                            Wilmington Trust Company
                            1100 North Market Street
                              Wilmington, DE 19890

                               -------------------

                                 TRANSFER AGENT,
                              SUB-ADMINISTRATOR AND
                                ACCOUNTING AGENT
                                    PFPC Inc.
                              301 Bellevue Parkway
                              Wilmington, DE 19809

                               -------------------

                         ------------------------------
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                              www.RoxburyFunds.com
                         ------------------------------

THIS SEMI-ANNUAL REPORT IS AUTHORIZED FOR DISTRIBUTION ONLY TO SHAREHOLDERS AND TO OTHERS WHO HAVE RECEIVED A CURRENT PROSPECTUS OF THE ROXBURY FUNDS.

WROX-SEMI-12/06

ITEM 2. CODE OF ETHICS.

Not applicable.



ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.



ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.



ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.



ITEM 6. SCHEDULE OF INVESTMENTS.

Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.



ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.



ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)),
or this Item.


ITEM 11. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the
          Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 12. EXHIBITS.

     (a)(1)  Not applicable.

     (a)(2)  Certifications  pursuant  to Rule  30a-2(a)  under the 1940 Act and
             Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

     (a)(3)  Not applicable.

     (b) Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)               WT Mutual Fund
             -------------------------------------------------------------------

By (Signature and Title)*  /s/ Neil Wolfson
                         -------------------------------------------------------
                           Neil Wolfson, President & Chief Executive Officer (principal executive officer)

Date     3/5/07
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ Neil Wolfson
                         -------------------------------------------------------
                           Neil Wolfson, President & Chief Executive Officer (principal executive officer)

Date     3/5/07
    ----------------------------------------------------------------------------


By (Signature and Title)*  /s/ John J. Kelley
                         -------------------------------------------------------
                           John J. Kelley, Vice President & Chief Financial Officer
                           (principal financial officer)

Date     3/5/07
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.